UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
February 28, 2022
Multi-Manager Alternative Strategies Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Alternative Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Alternative Strategies Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation with an emphasis on absolute (positive) returns.
Portfolio management
AlphaSimplex Group, LLC
Alexander Healy, Ph.D.
Kathryn Kaminski, Ph.D., CAIA
Philippe Lüdi, Ph.D., CFA
John Perry, Ph.D.
Robert Rickard
Crabel Capital Management, LLC
Michael Pomada
Grant Jaffarian
Manulife Investment Management (US) LLC
Daniel Janis III
Christopher Chapman, CFA
Thomas Goggins
Kisoo Park
TCW Investment Management Company LLC
Stephen Kane, CFA
Laird Landmann
Bryan Whalen, CFA
Water Island Capital, LLC
Roger Foltynowicz, CFA, CAIA
Gregg Loprete
Todd Munn
Average annual total returns (%) (for the period ended February 28, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Institutional Class*	01/03/17	-0.97	-0.35	1.75	1.67
FTSE Three-Month U.S. Treasury Bill Index		0.03	0.05	1.10	0.61
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of the Fund’s Institutional Class shares include the returns of the Fund’s Class A shares for the period from April 23, 2012 (the inception date of the Fund) through January 2, 2017. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at February 28, 2022)
Asset-Backed Securities — Non-Agency	3.9
Commercial Mortgage-Backed Securities - Agency	0.7
Commercial Mortgage-Backed Securities - Non-Agency	2.0
Common Stocks	24.1
Convertible Bonds	1.2
Convertible Preferred Stocks	0.7
Corporate Bonds & Notes	18.2
Foreign Government Obligations	6.0
Inflation-Indexed Bonds	0.0(a)
Municipal Bonds	0.2
Options Purchased Calls	0.0(a)
Options Purchased Puts	0.0(a)
Preferred Debt	0.0(a)
Preferred Stocks	0.1
Residential Mortgage-Backed Securities - Agency	3.7
Residential Mortgage-Backed Securities - Non-Agency	6.6
Senior Loans	1.9
Treasury Bills	1.6
U.S. Government & Agency Obligations	0.2
U.S. Treasury Obligations	1.1
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	29.9
Total	102.1

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds (amounting to $154.8 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.
Percentages indicated are based upon total investments including options purchased, net of investments sold short and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at February 28, 2022)
Common Stocks	(2.0)
Exchange-Traded Equity Funds	(0.1)
Total	(2.1)
Percentages indicated are based upon total investments including options purchased, net of investments sold short and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2022)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	7.5	(102.1)	(94.6)
Commodities Derivative Contracts	10.0	(0.1)	9.9
Equity Derivative Contracts	4.6	(3.9)	0.7
Foreign Currency Derivative Contracts	14.3	(30.3)	(16.0)
Total Notional Market Value of Derivative Contracts	36.4	(136.4)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 of the Notes to Consolidated Financial Statements.

4	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	990.30	1,018.25	6.51	6.61	1.32
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates, and to group retirement plan recordkeeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan recordkeeper to offer and/or service Institutional 3 Class shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment manager or consultant to the recordkeeper’s group retirement plan platform. The Fund does not currently offer Institutional 3 Class shares. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	5

Consolidated Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AGL CLO Ltd.(a),(b)
Series 2021-13A Class A1
3-month USD LIBOR + 1.160% Floor 1.160% 10/20/2034	1.320%	500,000	496,951
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month USD LIBOR + 1.130% Floor 1.130% 10/17/2034	1.371%	400,000	396,652
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	371,825
Allegro CLO XII Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/21/2032	1.955%	250,000	248,188
AREIT Trust(a),(b)
Subordinated Series 2019-CRE3 Class AS
30-day Average SOFR + 1.414% Floor 1.300% 09/14/2036	1.463%	500,000	498,378
Subordinated Series 2020-CRE4 Class B
30-day Average SOFR + 4.264% Floor 4.150% 04/15/2037	4.313%	365,000	364,171
BDS Ltd.(a),(b)
Series 2020-FL6 Class D
30-day Average SOFR + 2.864% Floor 2.750% 09/15/2035	2.913%	302,000	301,314
BlueMountain CLO XXX Ltd.(a),(b)
Series 2020-30A Class AR
3-month USD LIBOR + 1.370% Floor 1.370% 04/15/2035	1.588%	450,000	449,891
BlueMountain Fuji US CLO I Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.500% Floor 1.500% 07/20/2029	1.754%	375,000	370,523
Capital One Multi-Asset Execution Trust(b)
Series 2017-A5 Class A5
1-month USD LIBOR + 0.580% 07/15/2027	0.771%	100,000	101,077
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A1R
3-month USD LIBOR + 1.130% Floor 1.130% 10/25/2034	1.388%	725,000	717,309
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	255,540	263,380
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month USD LIBOR + 1.750% Floor 1.750%, Cap 15.000% 09/01/2033	1.981%	499,257	496,873
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	97,500	97,242
Dryden CLO Ltd.(a),(b)
Series 2020-85A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	1.391%	800,000	795,492
Dryden Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% Floor 0.820% 11/15/2028	1.326%	232,525	231,494
Eaton Vance CLO Ltd.(a),(b)
Series 2013-1A Class A13R
3-month USD LIBOR + 1.250% Floor 1.250% 01/15/2034	1.491%	625,000	622,491
ECMC Group Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 1.350% 07/26/2066	1.458%	665,053	675,115
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.987%	325,373	323,652
Golub Capital Partners CLO 54M LP(a),(b)
Series 2021-54A Class A
3-month USD LIBOR + 1.530% Floor 1.530% 08/05/2033	1.845%	450,000	446,788
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month USD LIBOR + 1.140% Floor 1.140% 04/20/2034	1.394%	450,000	446,967
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jack in the Box Funding LLC(a)
Series 2019-1A Class A2II
08/25/2049	4.476%	123,750	126,192
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	353,982	361,125
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	1.134%	171,083	170,845
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	37,049	37,550
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.618%	429,286	417,672
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	0.987%	303,822	303,832
OCP CLO Ltd.(a),(b)
Series 2021-21A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 07/20/2034	1.954%	300,000	297,926
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class AR
3-month USD LIBOR + 1.300% Floor 1.300% 02/24/2037	1.500%	475,000	474,885
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class A2
3-month USD LIBOR + 1.550% Floor 1.550% 04/20/2028	1.804%	200,000	199,142
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/20/2034	2.004%	250,000	249,023
PFP Ltd.(a),(b)
Series 2019-6 Class A
1-month USD LIBOR + 1.050% Floor 1.050% 04/14/2037	1.176%	343,462	342,007
Subordinated Series 2019-5 Class B
1-month USD LIBOR + 1.650% Floor 1.650% 04/14/2036	1.760%	275,000	273,813
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ready Capital Mortgage Financing LLC(a),(b)
Series 2020-FL4 Class AS
1-month USD LIBOR + 3.100% Floor 3.100% 02/25/2035	3.287%	250,000	249,393
Sabey Data Center Issuer LLC(a)
Series 2020-1 Class A2
04/20/2045	3.812%	470,000	478,446
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	0.673%	48,633	48,624
SLM Student Loan Trust(b)
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	1.458%	740,000	647,795
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	1.774%	324,063	325,385
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% Floor 1.700% 07/25/2023	1.824%	206,198	206,795
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.224%	273,468	272,104
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	1.974%	500,000	497,028
Series 2008-9 Class A
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	1.624%	183,774	184,106
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2034	1.308%	992,789	995,714
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.058%	429,111	421,140
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	0.494%	337,287	318,326
Subordinated Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	0.294%	700,000	614,743

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	7

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	1.908%	550,000	546,376
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	366,712	378,631
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	391,575	380,978
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	268,339	258,939
Series 2020-3A Class A
09/20/2045	2.110%	313,590	304,306
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	194,700	188,825
Vantage Data Centers LLC(a)
Series 2020-1A Class A2
09/15/2045	1.645%	395,000	377,785
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 06/16/2036	1.937%	299,000	297,053
Total Asset-Backed Securities — Non-Agency (Cost $20,126,688)			19,962,277

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(c),(d)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	70,358
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K057 Class X1
07/25/2026	1.173%	3,773,046	162,049
Series 2016-KIR1 Class X
03/25/2026	1.048%	4,662,331	174,239
Series 2018-K732 Class X3
05/25/2046	2.174%	1,350,000	90,893
Series K021 Class X3
07/25/2040	1.959%	1,550,000	2,734
Series K022 Class X3
08/25/2040	1.810%	1,550,000	11,395
Series K025 Class X3
11/25/2040	1.752%	2,400,000	25,784
Series K035 Class X3
12/25/2041	1.788%	3,000,000	71,379
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K039 Class X3 (FHLMC)
08/25/2042	2.113%	1,520,000	84,661
Series K043 Class X3
02/25/2043	1.634%	3,951,044	169,483
Series K051 Class X3
10/25/2043	1.614%	2,100,000	108,532
Series K060 Class X3
12/25/2044	1.896%	1,350,000	106,344
Series K0728 Class X3
11/25/2045	1.954%	1,975,000	94,623
Series KC07 Class X1
09/25/2026	0.726%	3,985,973	91,221
Series KL05 Class X1HG
12/25/2027	1.223%	2,400,000	147,800
Series KLU3 Class X1
01/25/2031	1.938%	1,597,785	208,411
Series KS06 Class X
08/25/2026	1.053%	2,680,913	88,841
Series KS11 Class XFX
06/25/2029	1.598%	600,000	55,182
Series Q004 Class XFL
05/25/2044	1.914%	1,762,538	67,761
Subordinated Series K078 Class X3
10/25/2028	2.212%	2,135,000	259,361
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF51 Class A (FHLMC)
1-month USD LIBOR + 0.400% Floor 0.400% 08/25/2025	0.609%	123,165	123,307
Series KF75 Class AL
1-month USD LIBOR + 0.510% Floor 0.510% 12/25/2029	0.617%	225,475	226,429
Series KF85 Class AL
1-month USD LIBOR + 0.300% Floor 0.300% 08/25/2030	0.407%	212,956	213,183
Series KF86 Class AL (FHLMC)
1-month USD LIBOR + 0.290% Floor 0.290% 08/25/2027	0.397%	302,405	302,839
Series KF88 Class AL (FHLMC)
1-month USD LIBOR + 0.330% Floor 0.330% 09/25/2030	0.437%	643,839	644,336
Federal National Mortgage Association(c),(d)
Series 2016-M11B Class X2
07/25/2039	2.932%	786,214	22,136

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-M4 Class X2
01/25/2039	2.642%	573,067	12,033
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	160,456
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.209%	1,109,055	12,716
Series 2011-53 Class IO
05/16/2051	0.000%	497,512	25
Series 2012-4 Class IO
05/16/2052	0.000%	2,459,936	25
Total Commercial Mortgage-Backed Securities - Agency (Cost $4,372,450)			3,808,536

Commercial Mortgage-Backed Securities - Non-Agency 2.0%

225 Liberty Street Trust(a),(c),(d)
Series 2016-225L Class X
02/10/2036	0.875%	5,000,000	153,788
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	101,918
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 1.840% 10/15/2037	2.331%	340,000	339,796
BBCMS Trust(a)
Series 2015-SRCH Class A2
08/10/2035	4.197%	150,000	158,421
BDS Ltd.(a),(b)
Series 2021-FL8 Class A
1-month USD LIBOR + 0.920% Floor 0.920% 01/18/2036	1.023%	557,348	548,728
BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	1.341%	480,000	475,768
Series 2021-FPM Class A
1-month USD LIBOR + 1.600% Floor 1.600% 06/15/2038	1.791%	288,000	285,029
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.920% Floor 0.921% 10/15/2036	1.111%	371,236	369,612
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	0.810%	125,000	121,395
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	225,460
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	290,000	306,251
Citigroup Commercial Mortgage Trust(a),(b)
Subordinated Series 2020-WSS Class B
1-month USD LIBOR + 2.000% Floor 2.000% 02/15/2039	2.191%	390,655	390,299
COMM Mortgage Trust(a),(c),(d)
Series 2013-LC6 Class XB
01/10/2046	0.358%	11,750,000	33,674
Series 2020-CBM Class XCP
02/10/2037	0.493%	3,134,666	51,145
Series 2020-SBX Class X
01/10/2038	0.585%	11,501,000	234,769
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	1.829%	1,526,295	5,297
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.685%	3,323,171	17,527
Series 2013-LC6 Class XA
01/10/2046	1.264%	1,234,113	6,429
Series 2014-UBS2 Class XA
03/10/2047	1.115%	4,172,144	73,209
Commercial Mortgage Trust(a),(c),(d)
Series 2012-LC4 Class XA
12/10/2044	1.368%	346,971	40
CoreVest American Finance Trust(a),(c),(d)
Series 2019-1 Class XA
03/15/2052	2.158%	843,953	38,237
Series 2019-3 Class XA
10/15/2052	2.037%	242,266	13,398
Series 2020-1 Class XA
03/15/2050	2.668%	879,731	78,617
Series 2020-3 Class XA
08/15/2053	3.674%	739,760	90,372
Series 2020-3 Class XB
08/15/2053	2.618%	850,000	125,475
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	258,278

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	9

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage Securities Corp.(c),(d)
Series 98-C1 Class AX
05/17/2040	2.517%	95,562	433
CSAIL Commercial Mortgage Trust(c),(d)
Series 2015-C3 Class XA
08/15/2048	0.694%	9,242,510	180,804
CSMC Trust(a),(c),(d)
Series 2021-980M Class X
07/15/2031	0.991%	6,982,000	282,581
DROP Mortgage Trust(a),(b)
Series 2021-FILE Class B
1-month USD LIBOR + 1.700% Floor 1.700% 04/15/2026	1.806%	400,000	393,991
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	99,671	96,259
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	285,000	284,339
GS Mortgage Securities Trust(a),(c),(d)
Series 2012-GC6 Class XB
01/10/2045	0.869%	2,286,269	175
Series 2020-UPTN Class XA
02/10/2037	0.352%	1,750,000	17,137
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	87,676	85,569
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	2.943%	85,000	74,066
InTown Hotel Portfolio Trust(a),(b)
Subordinated Series 2018-STAY Class B
1-month USD LIBOR + 1.050% Floor 1.050% 01/15/2033	1.641%	400,000	398,486
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class C
1-month USD LIBOR + 1.300% Floor 1.300% 07/17/2037	1.491%	175,132	173,754
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C21 Class XA
08/15/2047	0.962%	925,732	16,456
Series 2014-C23 Class XA
09/15/2047	0.604%	2,591,615	33,067
Series 2014-C26 Class XA
01/15/2048	0.956%	5,461,037	115,693
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2012-LC9 Class XA
12/15/2047	1.390%	2,230,115	15,364
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	385,499
Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)
Series 2016-C31 Class XA
11/15/2049	1.288%	2,265,038	105,286
Morgan Stanley Capital I Trust(a),(c)
Series 2018-MP Class A
07/11/2040	4.276%	315,000	333,810
MSCG Trust(a),(b)
Subordinated Series 2018-SELF Class E
1-month USD LIBOR + 2.150% Floor 2.150% 10/15/2037	2.341%	375,000	367,485
MSDB Trust(a),(c)
Series 2017-712F Class A
07/11/2039	3.316%	285,000	286,417
Natixis Commercial Mortgage Securities Trust(a),(c),(d)
Series 2020-2PAC Class XA
01/15/2025	1.246%	2,665,000	84,404
Series 2020-2PAC Class XB
04/15/2025	0.808%	2,665,000	62,262
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	57,260
One Market Plaza Trust(a)
Series 2017-1MKT Class A
02/10/2032	3.614%	300,000	298,647
Progress Residential Trust(a)
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	320,000	316,605
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	433,093
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	35,761
Subordinated Series 2015-5AVE Class C
01/05/2043	4.388%	345,000	290,366
STWD FL1 Ltd.(a),(b)
Series 2019 Class AS
1-month USD LIBOR + 1.515% Floor 1.400% 07/15/2038	1.503%	398,000	396,078
Tricon American Homes Trust(a)
Subordinated Series 2017-SFR2 Class E
01/17/2036	4.216%	375,000	374,414

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C1 Class XA
05/10/2045	1.653%	12,897	2
WF-RBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C8 Class XA
08/15/2045	1.693%	1,071,525	1,204
Series 2012-C9 Class XA
11/15/2045	1.848%	1,399,245	6,286
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	0.845%	2,400,903	45,894
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $11,001,566)			10,551,879

Common Stocks 24.0%
Issuer	Shares	Value ($)
Communication Services 1.1%
Entertainment 0.7%
Activision Blizzard, Inc.(e),(f)	41,521	3,383,961
Zynga, Inc., Class A(e),(f),(g)	42,998	390,422
Total		3,774,383
Media 0.4%
TEGNA, Inc.	81,245	1,862,136
Total Communication Services		5,636,519
Consumer Discretionary 1.4%
Auto Components 0.3%
Tenneco, Inc.(g)	33,152	639,170
Veoneer, Inc.(g)	20,286	719,139
Total		1,358,309
Automobiles 0.1%
General Motors Co.(g)	6,384	298,260
Diversified Consumer Services 0.5%
Houghton Mifflin Harcourt Co.(g)	112,124	2,348,998
Terminix Global Holdings, Inc.(g)	3,400	144,704
Total		2,493,702
Hotels, Restaurants & Leisure 0.2%
Del Taco Restaurants, Inc.	83,079	1,036,826
Leisure Products 0.1%
Accell Group NV(g)	11,195	722,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.2%
Vivo Energy PLC	636,996	1,153,616
Total Consumer Discretionary		7,063,204
Consumer Staples 0.5%
Food Products 0.5%
Intelsat Emergence SA(g)	5,854	199,410
Intelsat Jackson Holdings SA(g),(h),(i)	362,000	0
Intelsat Jackson Holdings SA(g),(h),(i)	248,000	0
Intelsat Jackson Series A, CVR(g),(h),(i)	613	—
Intelsat Jackson Series B, CVR(g),(h),(i)	613	—
Sanderson Farms, Inc.	12,566	2,244,162
Total		2,443,572
Total Consumer Staples		2,443,572
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Renewable Energy Group, Inc.(g)	27,750	1,706,625
Total Energy		1,706,625
Financials 3.1%
Banks 0.6%
Cadence Bank	7,617	240,850
Credit Agricole SA, ADR	30,620	192,447
First Citizens BancShares Inc., Class A	244	192,382
First Horizon Corp.	70,557	1,656,678
Societe Generale SA, ADR	34,055	193,943
U.S. Bancorp	6,675	377,404
Total		2,853,704
Capital Markets 1.3%
Credit Suisse Group AG, ADR	14,363	118,926
S&P Global, Inc.	17,046	6,404,030
Sanne Group PLC	33,008	404,279
Total		6,927,235
Insurance 1.2%
Willis Towers Watson PLC	27,481	6,109,026
Total Financials		15,889,965

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	11

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 3.4%
Biotechnology 0.5%
Arena Pharmaceuticals, Inc.(e),(f),(g)	9,051	859,574
Swedish Orphan Biovitrum AB(g)	92,174	1,895,362
Total		2,754,936
Health Care Providers & Services 0.2%
Apria, Inc.(e),(f),(g)	32,742	1,222,586
Health Care Technology 2.0%
Cerner Corp.	33,995	3,170,034
Change Healthcare, Inc.(g)	256,913	5,503,076
Inovalon Holdings, Inc., Class A(g),(h),(i)	38,146	1,563,986
Total		10,237,096
Life Sciences Tools & Services 0.2%
Clinigen Group PLC	69,569	854,829
Pharmaceuticals 0.5%
BioDelivery Sciences International, Inc.(g)	63,077	351,970
Vifor Pharma AG	7,165	1,257,668
Vifor Pharma AG(g)	43	7,549
Zogenix, Inc.(g)	29,926	785,857
Total		2,403,044
Total Health Care		17,472,491
Industrials 2.8%
Aerospace & Defense 0.5%
Aerojet Rocketdyne Holdings, Inc.	54,216	2,100,870
Boeing Co. (The)(g)	2,292	470,639
Total		2,571,509
Airlines 0.1%
Delta Air Lines, Inc.(g)	5,568	222,274
Spirit Airlines, Inc.(e),(f),(g)	13,835	346,982
Total		569,256
Commercial Services & Supplies 0.4%
Clipper Logistics PLC	28,518	340,869
US Ecology, Inc.(g)	37,081	1,759,123
Total		2,099,992
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.7%
Meritor, Inc.(g)	36,772	1,309,451
SPX FLOW, Inc.	32,116	2,758,443
Welbilt, Inc.(g)	201,373	4,760,458
Total		8,828,352
Professional Services 0.1%
Intertrust NV(g)	31,898	694,349
Total Industrials		14,763,458
Information Technology 8.0%
Electronic Equipment, Instruments & Components 1.8%
Coherent, Inc.(e),(f),(g)	16,730	4,422,073
Rogers Corp.(e),(f),(g)	18,802	5,132,946
Total		9,555,019
IT Services 0.1%
MoneyGram International, Inc.(g)	40,799	438,181
Semiconductors & Semiconductor Equipment 1.1%
CMC Materials, Inc.	13,504	2,504,047
MagnaChip Semiconductor Corp.(g)	74,048	1,347,674
NeoPhotonics Corp.(e),(f),(g)	87,464	1,339,074
Tower Semiconductor Ltd.(g)	7,350	344,347
Total		5,535,142
Software 5.0%
Avast PLC	71,478	602,750
Blue Prism Group PLC(g)	115,999	1,979,393
Bottomline Technologies de, Inc.(g)	42,128	2,386,130
Citrix Systems, Inc.(e),(f)	24,129	2,473,223
McAfee Corp., Class A	98,201	2,552,244
Mimecast Ltd.(e),(f),(g)	38,732	3,080,356
Momentive Global, Inc.(e),(f),(g)	153,313	2,410,080
Nuance Communications, Inc.(g)	131,605	7,306,710
Vonage Holdings Corp.(g)	157,528	3,200,969
Total		25,991,855
Total Information Technology		41,520,197
Materials 0.9%
Chemicals 0.5%
GCP Applied Technologies(g)	57,632	1,820,018
Kraton Performance Polymers, Inc.(g)	21,325	984,149
Total		2,804,167

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.3%
Forterra, Inc.(g)	55,377	1,304,682
Paper & Forest Products 0.1%
Verso Corp., Class A	28,636	759,141
Total Materials		4,867,990
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Americold Realty Trust	7,777	207,802
Bluerock Residential Growth REIT, Inc.(e),(f)	29,275	777,251
CorePoint Lodging, Inc.(g)	51,758	826,575
CyrusOne, Inc.(e),(f)	55,421	5,007,287
Healthcare Trust of America, Inc., Class A	51,067	1,500,859
Preferred Apartment Communities, Inc., Class A	30,795	777,882
Total		9,097,656
Total Real Estate		9,097,656
Utilities 0.8%
Electric Utilities 0.5%
PNM Resources, Inc.	63,776	2,880,762
Gas Utilities 0.3%
South Jersey Industries, Inc.	40,343	1,368,838
Total Utilities		4,249,600
Total Common Stocks (Cost $125,584,047)		124,711,277

Convertible Bonds(j) 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada
07/01/2025	4.000%	110,000	158,359
American Airlines Group, Inc.
07/01/2025	6.500%	290,000	389,905
Southwest Airlines Co.
05/01/2025	1.250%	205,000	273,982
Total			822,246
Banking 0.5%
Banco Santander SA(k)
12/31/2049	4.750%	200,000	184,799
Barclays PLC(k)
12/31/2049	4.375%	200,000	181,496
Convertible Bonds(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BNP Paribas SA(a),(k)
12/31/2049	4.500%		200,000	181,514
Credit Suisse Group AG(a),(k)
12/31/2049	6.375%		250,000	251,461
Deutsche Bank AG(k)
12/31/2049	6.000%		200,000	194,925
ING Groep NV(k)
12/31/2049	4.250%		200,000	174,064
12/31/2049	5.750%		220,000	222,881
Intesa Sanpaolo SpA(a),(k)
12/31/2049	7.700%		200,000	211,006
Lloyds Banking Group PLC(k)
12/31/2049	7.500%		200,000	217,338
Natwest Group PLC(k)
12/31/2049	4.600%		200,000	180,467
12/31/2049	6.000%		200,000	206,169
Societe Generale SA(a),(k)
12/31/2049	6.750%		205,000	207,433
UBS Group AG(a),(k)
12/31/2049	3.875%		200,000	185,795
12/31/2049	4.375%		200,000	181,195
Total				2,780,543
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		80,000	72,560
Liberty Broadband Corp.(a)
09/30/2050	1.250%		270,000	261,225
09/30/2050	2.750%		180,000	180,857
Liberty Media Corp.(a)
12/01/2050	0.500%		105,000	151,042
Total				665,684
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.(l)
12/15/2025	0.000%		225,000	205,088
Integrated Energy 0.0%
BP Capital Markets PLC(a)
04/28/2023	1.000%	GBP	100,000	138,131
Pharmaceuticals 0.3%
Dermira, Inc.
05/15/2022	3.000%		1,326,000	1,332,630
Retailers 0.1%
Burlington Stores, Inc.
04/15/2025	2.250%		350,000	442,531

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	13

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Convertible Bonds(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wireless 0.0%
Cellnex Telecom SA(a)
11/20/2031	0.750%	EUR	100,000	97,226
Total Convertible Bonds (Cost $6,637,642)				6,484,079

Convertible Preferred Stocks 0.7%
Issuer		Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	240	259,560
Total Communication Services			259,560
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.000%	2,200	118,052
Danaher Corp.	5.000%	145	215,940
Total			333,992
Total Health Care			333,992
Industrials 0.0%
Machinery 0.0%
Stanley Black & Decker, Inc.	5.250%	2,300	221,375
Total Industrials			221,375
Information Technology 0.1%
IT Services 0.0%
Sabre Corp.	6.500%	500	69,885
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc.	8.000%	285	520,151
Total Information Technology			590,036
Utilities 0.5%
Electric Utilities 0.4%
American Electric Power Co., Inc.	6.125%	7,700	405,020
NextEra Energy, Inc.	5.279%	14,150	701,840
NextEra Energy, Inc.	6.219%	3,800	190,380
Southern Co. (The)	6.750%	8,350	425,015
Total			1,722,255
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 0.1%
Algonquin Power & Utilities Corp.	7.750%	5,650	259,350
DTE Energy Co.	6.250%	8,100	410,346
Total			669,696
Total Utilities			2,391,951
Total Convertible Preferred Stocks (Cost $3,656,054)			3,796,914

Corporate Bonds & Notes(j) 18.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	114,674
Boeing Co. (The)
02/04/2024	1.433%		300,000	295,194
05/01/2027	5.040%		300,000	326,190
05/01/2030	5.150%		640,000	706,327
Total				1,442,385
Airlines 0.6%
American Airlines Group, Inc.(a)
06/01/2022	5.000%		180,000	180,803
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		191,125	187,726
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		215,000	220,331
04/20/2029	5.750%		175,000	178,847
Continental Airlines Pass-Through Trust
04/19/2022	5.983%		25,535	25,655
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		103,736	100,844
Delta Air Lines, Inc.
10/28/2024	2.900%		105,000	103,667
01/15/2026	7.375%		80,000	89,830
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%		165,000	169,454
10/20/2028	4.750%		874,000	910,726
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		373,825	392,440
U.S. Airways Pass-Through Trust
04/22/2023	6.250%		161,064	163,040
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%		310,650	327,410
Total				3,050,773

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%		325,000	334,584
Automotive 0.4%
BMW Finance NV(a)
11/14/2024	1.000%	EUR	75,000	85,530
Ford Motor Co.
02/12/2032	3.250%		135,000	127,428
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 1.270% 03/28/2022	1.490%		400,000	399,747
3-month USD LIBOR + 1.080% 08/03/2022	1.383%		255,000	254,777
Ford Motor Credit Co. LLC
11/01/2022	3.350%		200,000	201,022
11/17/2023	3.370%		200,000	200,738
06/14/2024	2.748%	GBP	100,000	131,186
08/01/2026	4.542%		200,000	205,165
02/16/2028	2.900%		200,000	187,315
06/17/2031	3.625%		275,000	264,617
General Motors Financial Co., Inc.
04/10/2022	3.450%		25,000	25,042
06/30/2022	3.150%		80,000	80,439
Total				2,163,006
Banking 3.0%
Banco Actinver SA/Grupo GICSA SAB de CV(a)
12/18/2032	9.500%	MXN	3,000,000	100,714
Bank of America Corp.(k)
12/20/2023	3.004%		659,000	664,971
10/01/2025	3.093%		345,000	349,857
01/20/2028	3.824%		110,000	114,655
06/14/2029	2.087%		50,000	47,319
04/22/2032	2.687%		50,000	48,076
10/20/2032	2.572%		300,000	284,648
02/04/2033	2.972%		350,000	342,977
BNP Paribas SA(a),(k)
12/31/2049	4.625%		218,000	199,979
Citigroup, Inc.(a),(b)
3-month EURIBOR + 0.500% 03/21/2023	0.000%	EUR	190,000	213,667
Citigroup, Inc.(k)
02/24/2028	3.070%		80,000	80,704
01/29/2031	2.666%		80,000	77,158
03/31/2031	4.412%		355,000	385,368
06/03/2031	2.572%		95,000	90,608
01/25/2033	3.057%		330,000	325,469
Comerica, Inc.(k)
12/31/2049	5.625%		95,000	99,203
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Credit Agricole SA(a),(k)
12/31/2049	7.875%		200,000	213,474
Credit Suisse Group AG(a),(k)
09/11/2025	2.593%		145,000	143,961
06/05/2026	2.193%		315,000	305,768
02/02/2027	1.305%		135,000	125,484
Credit Suisse Group Funding Guernsey Ltd.
03/26/2025	3.750%		135,000	138,661
DNB Bank ASA(a),(k)
09/30/2025	0.856%		240,000	232,115
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	210,754
03/27/2025	3.375%	EUR	38,000	45,756
11/01/2028	2.000%	EUR	47,000	53,682
Goldman Sachs Group, Inc. (The)(k)
10/21/2024	0.925%		195,000	190,903
03/09/2027	1.431%		600,000	567,177
02/24/2033	3.102%		1,040,000	1,023,011
HSBC Holdings PLC(k)
05/24/2025	0.976%		225,000	217,487
05/24/2027	1.589%		150,000	141,411
09/22/2028	2.013%		365,000	342,631
08/17/2029	2.206%		215,000	200,649
Intesa Sanpaolo SpA(a),(k)
Subordinated
06/01/2032	4.198%		200,000	181,632
JPMorgan Chase & Co.(k)
06/23/2025	0.969%		70,000	67,817
08/09/2025	0.768%		155,000	149,200
03/13/2026	2.005%		125,000	122,988
11/19/2026	1.045%		235,000	220,923
04/22/2027	1.578%		175,000	167,339
02/24/2028	2.947%		425,000	427,531
04/22/2032	2.580%		160,000	153,309
11/08/2032	2.545%		85,000	81,217
01/25/2033	2.963%		165,000	163,237
Lloyds Banking Group PLC(k)
11/07/2023	2.907%		205,000	206,498
07/09/2025	3.870%		400,000	411,937
Macquarie Group Ltd.(a),(k)
06/23/2032	2.691%		90,000	84,359
01/14/2033	2.871%		305,000	288,480
Morgan Stanley(k)
01/22/2025	0.791%		225,000	218,618
04/28/2032	1.928%		85,000	76,625
10/20/2032	2.511%		120,000	113,395
01/21/2033	2.943%		760,000	743,979
Nationwide Building Society(a),(k)
03/08/2024	3.766%		660,000	670,831
08/01/2024	4.363%		100,000	102,925

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	15

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Popular, Inc.
09/14/2023	6.125%		320,000	332,934
Santander UK Group Holdings PLC(k)
11/15/2024	4.796%		90,000	93,537
03/15/2025	1.089%		300,000	291,049
06/14/2027	1.673%		110,000	103,920
Santander UK PLC(a)
Subordinated
11/07/2023	5.000%		115,000	119,863
Shinhan Financial Group Co., Ltd.(a),(k)
12/31/2049	2.875%		200,000	189,206
U.S. Bancorp
06/07/2024	0.850%	EUR	500,000	565,533
US Bancorp(k)
12/31/2049	3.700%		260,000	241,728
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	218,858
01/24/2024	3.750%		250,000	257,763
Wells Fargo & Co.(k)
06/02/2028	2.393%		160,000	156,442
Wells Fargo & Co.(k),(m)
03/02/2033	3.350%		840,000	850,886
Total				15,652,856
Brokerage/Asset Managers/Exchanges 0.0%
Intercontinental Exchange, Inc.
09/15/2032	1.850%		175,000	156,496
Building Materials 0.1%
Cemex SAB de CV(a)
07/11/2031	3.875%		200,000	177,807
St. Marys Cement, Inc.(a)
01/28/2027	5.750%		200,000	216,796
Total				394,603
Cable and Satellite 0.9%
Cable One, Inc.(a)
11/15/2030	4.000%		225,000	208,581
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%		300,000	303,869
06/01/2029	5.375%		123,000	124,933
03/01/2030	4.750%		210,000	206,295
08/15/2030	4.500%		265,000	255,347
02/01/2031	4.250%		35,000	32,849
06/01/2033	4.500%		115,000	107,767
Charter Communications Operating LLC/Capital
04/01/2031	2.800%		50,000	46,688
02/01/2032	2.300%		20,000	17,782
05/01/2047	5.375%		65,000	68,356
04/01/2048	5.750%		320,000	352,856
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/2049	5.125%	355,000	360,153
CSC Holdings LLC(a)
02/01/2028	5.375%	275,000	267,505
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	150,000	149,832
Globo Comunicacao e Participacoes SA(a)
01/14/2032	5.500%	200,000	183,121
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	248,000	249,889
LCPR Senior Secured Financing DAC(a)
07/15/2029	5.125%	200,000	192,145
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%	375,000	379,483
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	20,000	18,907
Time Warner Cable LLC
09/01/2041	5.500%	195,000	207,396
Virgin Media Finance PLC(a)
07/15/2030	5.000%	200,000	188,079
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	440,000	439,220
08/15/2030	4.500%	200,000	188,760
VTR Finance NV(a)
07/15/2028	6.375%	200,000	202,542
Total			4,752,355
Chemicals 0.1%
Braskem Idesa SAPI(a)
02/20/2032	6.990%	200,000	191,382
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	200,000	197,860
EverArc Escrow Sarl(a)
10/30/2029	5.000%	190,000	175,738
Unifrax Escrow Issuer Corp.(a)
09/30/2029	7.500%	155,000	141,468
Total			706,448
Construction Machinery 0.2%
OT Merger Corp.(a)
10/15/2029	7.875%	240,000	214,798
United Rentals North America, Inc.
01/15/2028	4.875%	200,000	204,151
07/15/2030	4.000%	140,000	137,561
02/15/2031	3.875%	235,000	227,165
Total			783,675

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
ANGI Group LLC(a)
08/15/2028	3.875%		135,000	120,863
Atento Luxco 1 SA(a)
02/10/2026	8.000%		106,000	107,627
Match Group, Inc.(a)
08/01/2030	4.125%		150,000	144,952
Total				373,442
Consumer Products 0.1%
Natura Cosmeticos SA(a)
05/03/2028	4.125%		200,000	189,126
Newell, Inc.
04/01/2026	4.700%		35,000	36,249
Oriflame Investment Holding PLC(a)
05/04/2026	5.125%		200,000	168,382
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		225,000	206,176
Total				599,933
Diversified Manufacturing 0.1%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		242,000	272,706
General Electric Co.
03/15/2032	6.750%		27,000	34,851
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	107,330
Total				414,887
Electric 0.6%
AES Corp. (The)(a)
07/15/2030	3.950%		35,000	35,697
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		305,000	308,293
DPL, Inc.
07/01/2025	4.125%		270,000	271,780
Duke Energy Progress LLC
12/01/2044	4.150%		225,000	238,935
E.ON SE(a)
09/29/2027	0.375%	EUR	65,000	71,045
FirstEnergy Corp.(k)
07/15/2027	4.150%		190,000	196,450
FirstEnergy Corp.
11/15/2031	7.375%		340,000	426,157
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	220,318
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Inversiones Latin America Power Ltda(a)
06/15/2033	5.125%	198,244	170,084
ITC Holdings Corp.
11/15/2027	3.350%	150,000	154,667
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	330,000	342,979
NSTAR Electric Co.
05/15/2027	3.200%	520,000	536,559
Southern Co. (The)
07/01/2026	3.250%	184,000	188,121
Total			3,161,085
Finance Companies 0.2%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2026	2.450%	34,000	32,765
01/23/2028	3.875%	75,000	76,231
01/30/2032	3.300%	310,000	294,077
Air Lease Corp.
03/01/2025	3.250%	160,000	161,462
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%	45,000	46,035
02/15/2025	2.875%	195,000	193,187
11/18/2027	2.528%	199,000	186,709
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	45,000	45,913
02/15/2024	5.500%	63,000	66,297
Total			1,102,676
Food and Beverage 0.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	200,000	227,199
Becle SAB de CV(a)
10/14/2031	2.500%	205,000	188,025
JBS Finance Luxembourg Sarl(a)
01/15/2032	3.625%	200,000	181,588
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	400,000	369,991
Kraft Heinz Foods Co.
06/01/2026	3.000%	135,000	135,313
05/15/2027	3.875%	70,000	72,688
03/01/2031	4.250%	305,000	324,020
07/15/2035	5.000%	40,000	44,976
01/26/2039	6.875%	345,000	454,881
10/01/2039	4.625%	235,000	251,346
06/01/2046	4.375%	205,000	210,102
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%	35,000	47,549
MARB BondCo PLC(a)
01/29/2031	3.950%	200,000	176,606

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	17

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NBM US Holdings, Inc.(a)
05/14/2026	7.000%		200,000	206,955
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%		150,000	154,247
04/15/2031	4.250%		150,000	144,964
Post Holdings, Inc.(a)
03/01/2027	5.750%		375,000	378,905
01/15/2028	5.625%		455,000	458,234
12/15/2029	5.500%		210,000	211,724
04/15/2030	4.625%		150,000	141,344
09/15/2031	4.500%		415,000	384,293
Total				4,764,950
Gaming 0.5%
Boyd Gaming Corp.(a)
06/15/2031	4.750%		160,000	157,197
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		375,000	401,459
06/01/2028	5.750%		80,000	88,482
01/15/2029	5.300%		130,000	141,442
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%		75,000	78,000
MGM Resorts International
10/15/2028	4.750%		20,000	19,953
Peninsula Pacific Entertainment LLC/Finance, Inc.(a)
11/15/2027	8.500%		1,243,000	1,377,404
VICI Properties LP/Note Co., Inc.(a)
12/01/2029	4.625%		85,000	86,852
08/15/2030	4.125%		190,000	188,739
Total				2,539,528
Health Care 1.3%
180 Medical, Inc.(a)
10/15/2029	3.875%		160,000	153,481
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	501,257
Becton Dickinson Euro Finance SARL
06/04/2026	1.208%	EUR	255,000	288,428
CommonSpirit Health
10/01/2030	2.782%		70,000	68,094
CVS Health Corp.
03/25/2048	5.050%		305,000	356,235
DH Europe Finance II SARL
03/18/2028	0.450%	EUR	335,000	359,474
Embecta Corp.(a)
02/15/2030	5.000%		160,000	157,718
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	363,344
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HCA, Inc.
02/01/2025	5.375%		430,000	455,712
09/15/2025	7.580%		125,000	140,219
12/01/2027	7.050%		115,000	131,783
09/01/2028	5.625%		100,000	110,780
06/15/2029	4.125%		403,000	422,981
09/01/2030	3.500%		734,000	726,727
06/15/2047	5.500%		84,000	98,309
06/15/2049	5.250%		230,000	261,720
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		150,000	141,271
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		437,000	414,990
10/01/2029	5.250%		310,000	297,007
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	403,266
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	153,601
Prime Healthcare Services, Inc.(a)
11/01/2025	7.250%		245,000	250,424
Providence Service Corp. (The)(a)
11/15/2025	5.875%		58,000	58,156
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	184,736
Tenet Healthcare Corp.
07/15/2024	4.625%		22,000	22,075
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	113,212
01/23/2026	1.400%	EUR	125,000	143,465
03/01/2028	0.500%	EUR	105,000	113,692
Total				6,892,157
Healthcare Insurance 0.4%
Centene Corp.
07/15/2028	2.450%		447,000	421,369
12/15/2029	4.625%		55,000	56,657
02/15/2030	3.375%		485,000	465,911
10/15/2030	3.000%		390,000	371,531
03/01/2031	2.500%		195,000	179,665
Molina Healthcare, Inc.(a)
06/15/2028	4.375%		200,000	199,438
11/15/2030	3.875%		225,000	221,334
Total				1,915,905
Healthcare REIT 0.0%
Ventas Realty LP
04/01/2027	3.850%		50,000	52,699
09/01/2031	2.500%		160,000	150,916
Total				203,615

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Home Construction 0.0%
China Aoyuan Group, Ltd.(a)
02/08/2024	6.350%		200,000	36,662
Independent Energy 0.6%
Aker BP ASA(a)
01/15/2030	3.750%		210,000	212,788
Continental Resources, Inc.(a)
01/15/2031	5.750%		321,000	358,003
04/01/2032	2.875%		318,000	291,064
Encana Corp.
08/15/2034	6.500%		200,000	244,008
02/01/2038	6.500%		130,000	154,476
EQT Corp.(a)
05/15/2026	3.125%		40,000	39,359
05/15/2031	3.625%		470,000	458,926
EQT Corp.
10/01/2027	3.900%		69,000	69,791
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%		240,000	241,893
Occidental Petroleum Corp.
04/15/2026	3.400%		150,000	150,235
09/01/2030	6.625%		315,000	366,569
01/01/2031	6.125%		170,000	193,206
05/01/2031	7.500%		75,000	90,798
Occidental Petroleum Corp.(l)
10/10/2036	0.000%		285,000	152,572
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%		200,000	195,608
Southwestern Energy Co.(k)
01/23/2025	5.950%		4,000	4,182
Total				3,223,478
Integrated Energy 0.2%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	115,000	91,540
06/15/2037	5.250%		85,000	94,587
11/15/2039	6.750%		428,000	536,957
06/15/2047	5.400%		175,000	197,802
Exxon Mobil Corp.
03/19/2050	4.327%		70,000	79,256
Shell International Finance BV
05/10/2046	4.000%		117,000	124,043
Total				1,124,185
Leisure 0.2%
Carnival Corp.(a)
03/01/2027	5.750%		255,000	248,359
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(a)
07/15/2028	5.250%	160,000	152,637
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	205,000	194,149
04/01/2028	5.500%	270,000	264,774
Total			859,919
Life Insurance 0.1%
Athene Global Funding(a)
08/19/2028	1.985%	395,000	365,759
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	61,000	62,635
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	105,000	99,806
Hyatt Hotels Corp.(k)
04/23/2030	5.750%	166,000	189,347
Travel + Leisure Co.(a)
12/01/2029	4.500%	290,000	278,328
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	135,000	133,226
Total			763,342
Media and Entertainment 0.5%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	293,000	120,466
08/15/2027	6.625%	315,000	73,974
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	150,000	144,390
Lions Gate Capital Holdings LLC(a)
04/15/2029	5.500%	220,000	209,199
National CineMedia LLC(a)
04/15/2028	5.875%	226,000	200,107
Netflix, Inc.
02/15/2025	5.875%	285,000	309,685
04/15/2028	4.875%	110,000	118,128
Netflix, Inc.(a)
11/15/2029	5.375%	230,000	257,229
News Corp.(a)
05/15/2029	3.875%	370,000	354,868
Scripps Escrow II, Inc.(a)
01/15/2031	5.375%	140,000	133,103
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	150,000	134,644
WMG Acquisition Corp(a)
02/15/2031	3.000%	410,000	370,916

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	19

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WMG Acquisition Corp.(a)
12/01/2029	3.750%	75,000	71,625
Total			2,498,334
Metals and Mining 0.5%
ArcelorMittal(k)
03/01/2041	6.750%	100,000	122,020
ArcelorMittal SA
03/11/2026	4.550%	20,000	21,003
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	320,000	309,487
03/01/2031	4.875%	170,000	165,833
FMG Resources August 2006 Pty Ltd.(a)
04/01/2031	4.375%	1,065,000	1,033,499
Freeport-McMoRan, Inc.
08/01/2030	4.625%	260,000	267,953
03/15/2043	5.450%	450,000	517,326
Total			2,437,121
Midstream 0.7%
Cheniere Energy Partners LP
10/01/2029	4.500%	85,000	86,620
03/01/2031	4.000%	260,000	256,168
Enbridge, Inc.
11/15/2029	3.125%	250,000	251,020
Energy Transfer LP(k)
12/31/2049	6.625%	336,000	303,928
Energy Transfer Operating LP
06/01/2027	5.500%	90,000	99,313
06/15/2028	4.950%	92,000	99,555
05/15/2050	5.000%	12,000	12,503
Energy Transfer Partners LP
03/15/2045	5.150%	245,000	251,302
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	200,000	186,029
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	152,184
Kinder Morgan, Inc.
02/15/2031	2.000%	180,000	161,655
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	125,000	125,506
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	100,000	97,205
05/15/2030	4.800%	100,000	96,661
04/15/2040	6.875%	100,000	101,693
Sunoco LP/Finance Corp.
05/15/2029	4.500%	225,000	215,977
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.(a)
04/30/2030	4.500%		47,000	44,996
Texas Eastern Transmission LP(a)
10/15/2022	2.800%		250,000	251,068
TransCanada PipeLines Ltd.
04/15/2030	4.100%		320,000	339,468
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%		80,000	80,418
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		139,000	135,225
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		225,000	220,705
Western Midstream Operating LP(k)
02/01/2030	4.550%		225,000	230,818
Williams Companies, Inc. (The)
11/15/2030	3.500%		30,000	30,508
Total				3,830,525
Natural Gas 0.0%
Engie SA(a)
06/21/2027	0.375%	EUR	100,000	107,877
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		160,000	166,475
SL Green Operating Partnership LP
10/15/2022	3.250%		260,000	262,080
Total				428,555
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		75,000	75,190
Transocean Pontus Ltd.(a)
08/01/2025	6.125%		31,980	31,643
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%		164,062	159,951
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		50,000	49,964
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%		19,000	19,017
Total				335,765
Other Financial Institutions 0.1%
Mexico Remittances Funding Fiduciary Estate Management Sarl(a)
01/15/2028	4.875%		200,000	176,208
Simpar Finance Sarl(a)
02/12/2028	10.750%	BRL	640,000	103,122

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sunac China Holdings, Ltd.(a)
01/10/2025	6.500%		200,000	77,927
Swiss Insured Brazil Power Finance SARL(a)
07/16/2032	9.850%	BRL	1,847,600	338,401
Total				695,658
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		160,000	143,003
AECOM
03/15/2027	5.125%		280,000	287,137
Total				430,140
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		155,000	150,252
American Campus Communities Operating Partnership LP
04/15/2023	3.750%		500,000	507,599
CyrusOne LP/Finance Corp.
11/15/2024	2.900%		155,000	157,901
11/15/2029	3.450%		465,000	492,638
Host Hotels & Resorts LP
12/15/2029	3.375%		65,000	64,069
09/15/2030	3.500%		215,000	210,363
Lexington Realty Trust
09/15/2030	2.700%		135,000	128,600
Starwood Property Trust, Inc.(a)
01/15/2027	4.375%		80,000	77,732
Total				1,789,154
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%		220,000	206,940
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%		235,000	223,252
Ball Corp.
07/01/2025	5.250%		255,000	270,449
03/15/2026	4.875%		250,000	261,067
08/15/2030	2.875%		200,000	182,963
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		51,000	51,608
07/15/2027	5.625%		215,000	220,381
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%		25,000	25,632
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%		558,000	576,916
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	373,949
Total				2,393,157
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2027	4.750%		75,000	77,009
Graphic Packaging International, Inc.
11/15/2022	4.875%		150,000	151,634
Total				228,643
Pharmaceuticals 0.4%
AbbVie, Inc.
03/15/2035	4.550%		110,000	122,039
05/14/2035	4.500%		200,000	221,867
05/14/2046	4.450%		73,000	78,791
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	111,669
11/15/2028	2.625%	EUR	100,000	118,832
Amgen, Inc.
02/22/2032	3.350%		75,000	76,491
02/22/2062	4.400%		75,000	79,011
Bayer US Finance II LLC(a)
12/15/2025	4.250%		115,000	120,584
12/15/2028	4.375%		280,000	298,768
06/25/2038	4.625%		370,000	398,344
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%		305,000	201,871
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%		150,000	141,288
Total				1,969,555
Property & Casualty 0.3%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%		150,000	140,993
Aon Corp.
05/15/2030	2.800%		230,000	226,504
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	125,000	158,246
Berkshire Hathaway, Inc.(l)
03/12/2025	0.000%	EUR	215,000	236,819
Chubb INA Holdings, Inc.
12/15/2024	0.300%	EUR	180,000	200,209
Farmers Exchange Capital III(a),(k)
Subordinated
10/15/2054	5.454%		300,000	345,132

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	21

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.493%		450,000	449,901
Total				1,757,804
Railroads 0.0%
Union Pacific Corp.
02/14/2042	3.375%		75,000	74,866
Refining 0.1%
FS Luxembourg Sarl(a)
12/15/2025	10.000%		200,000	207,193
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		220,000	203,564
Total				410,757
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		100,000	97,718
02/15/2029	3.500%		145,000	136,436
10/15/2030	4.000%		560,000	517,025
Bloomin’ Brands Inc./OSI Restaurant Partners LLC(a)
04/15/2029	5.125%		160,000	156,478
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		250,000	237,968
Yum! Brands, Inc.(a)
01/15/2030	4.750%		455,000	462,322
Yum! Brands, Inc.
03/15/2031	3.625%		390,000	364,766
01/31/2032	4.625%		345,000	340,697
Total				2,313,410
Retailers 0.1%
Magic MergeCo, Inc.(a)
05/01/2029	7.875%		315,000	273,823
MercadoLibre, Inc.
01/14/2026	2.375%		200,000	187,304
Rent-A-Center, Inc.(a)
02/15/2029	6.375%		160,000	153,221
Total				614,348
Supranational 0.2%
European Financial Stability Facility(a)
05/23/2023	1.875%	EUR	66,000	76,115
European Investment Bank(a)
05/12/2022	1.500%	NOK	1,930,000	219,106
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
European Investment Bank(a),(b)
SONIA + 0.350% 06/29/2023	0.795%	GBP	115,000	154,888
International Bank for Reconstruction & Development
01/16/2025	1.900%	CAD	295,000	233,018
11/30/2026	2.875%	NZD	170,000	113,722
01/19/2027	1.800%	CAD	150,000	117,082
International Finance Corp.
09/10/2025	0.375%	NZD	270,000	166,296
Nordic Investment Bank
04/10/2024	1.875%	NOK	980,000	111,025
Total				1,191,252
Technology 0.9%
Apple, Inc.
05/24/2025	0.875%	EUR	300,000	340,893
Broadcom, Inc.
11/15/2032	4.300%		90,000	94,851
CDW LLC/Finance Corp.
04/01/2028	4.250%		35,000	34,632
CommScope, Inc.(a)
09/01/2029	4.750%		160,000	150,349
CoStar Group, Inc.(a)
07/15/2030	2.800%		115,000	108,895
Dell International LLC/EMC Corp.
07/15/2046	8.350%		115,000	175,000
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	205,000	231,786
12/03/2028	1.000%	EUR	100,000	108,047
Fiserv, Inc.
07/01/2027	1.125%	EUR	100,000	111,904
Gartner, Inc.(a)
10/01/2030	3.750%		240,000	233,400
Global Payments, Inc.
11/15/2024	1.500%		240,000	234,317
HealthEquity, Inc.(a)
10/01/2029	4.500%		160,000	152,370
IHS Markit Ltd.(a)
11/01/2022	5.000%		165,000	167,671
IHS Markit Ltd.
08/01/2028	4.750%		245,000	274,453
Intel Corp.
08/12/2051	3.050%		138,000	124,704
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%		160,000	152,142
J2 Global, Inc.(a)
10/15/2030	4.625%		61,000	58,725

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
MSCI, Inc.(a)
09/01/2030	3.625%		330,000	323,924
02/15/2031	3.875%		160,000	159,432
11/01/2031	3.625%		160,000	157,106
08/15/2033	3.250%		90,000	85,203
Oracle Corp.
04/01/2027	2.800%		100,000	99,402
03/25/2031	2.875%		60,000	57,274
11/15/2037	3.800%		55,000	52,297
03/25/2051	3.950%		261,000	239,371
SK Hynix, Inc.(a)
01/19/2026	1.500%		200,000	191,025
Square, Inc.(a)
06/01/2031	3.500%		70,000	65,754
Tencent Holdings Ltd.(a)
04/22/2041	3.680%		200,000	184,595
Twilio, Inc.
03/15/2029	3.625%		105,000	100,572
03/15/2031	3.875%		140,000	131,743
Total				4,601,837
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%		100,000	92,317
Reynolds American, Inc.
08/15/2045	5.850%		510,000	550,365
Total				642,682
Transportation Services 0.0%
Hertz Corp (The)(a)
12/01/2029	5.000%		155,000	144,513
Wireless 1.0%
American Tower Corp.
05/22/2026	1.950%	EUR	100,000	114,676
01/15/2028	0.500%	EUR	100,000	104,276
Cellnex Telecom SA
06/26/2029	1.875%	EUR	100,000	102,606
Crown Castle International Corp.
01/15/2031	2.250%		65,000	59,172
Kenbourne Invest SA(a)
01/22/2028	4.700%		200,000	186,028
Millicom International Cellular SA(a)
04/27/2031	4.500%		200,000	186,894
SBA Communications Corp.
02/15/2027	3.875%		490,000	488,795
02/01/2029	3.125%		305,000	283,198
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sprint Corp.
09/15/2023	7.875%		193,000	207,409
06/15/2024	7.125%		35,000	37,915
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%		658,125	679,368
03/20/2028	5.152%		125,000	134,406
T-Mobile USA, Inc.
04/15/2026	2.625%		304,000	298,626
04/15/2027	3.750%		20,000	20,773
02/01/2028	4.750%		153,000	158,142
02/15/2029	2.625%		90,000	84,635
04/15/2029	3.375%		105,000	102,765
04/15/2030	3.875%		283,000	292,570
02/15/2031	2.875%		125,000	117,440
04/15/2031	3.500%		75,000	74,023
11/15/2031	2.250%		120,000	108,893
04/15/2040	4.375%		175,000	182,070
T-Mobile USA, Inc.(a)
04/15/2031	3.500%		100,000	98,459
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	160,000	164,070
01/31/2031	4.250%		585,000	539,435
Vodafone Group PLC
05/30/2048	5.250%		230,000	267,223
06/19/2049	4.875%		20,000	22,250
Total				5,116,117
Wirelines 0.5%
AT&T, Inc.
12/01/2033	2.550%		340,000	315,377
05/15/2035	4.500%		35,000	38,449
03/01/2037	5.250%		45,000	52,903
05/15/2046	4.750%		40,000	44,406
12/01/2057	3.800%		727,000	684,112
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	207,238
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		160,000	151,983
Frontier Communications Corp.(a)
05/01/2028	5.000%		200,000	194,923
Level 3 Financing, Inc.
05/01/2025	5.375%		95,000	95,565
Level 3 Financing, Inc.(a)
09/15/2027	4.625%		275,000	265,333
11/15/2029	3.875%		50,000	47,993
Lumen Technologies, Inc.(a)
06/15/2029	5.375%		235,000	204,487
Total Play Telecomunicaciones SA de CV(a)
11/12/2025	7.500%		210,000	204,999

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	23

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/22/2028	2.100%		75,000	72,462
Total				2,580,230
Total Corporate Bonds & Notes (Cost $96,927,894)				94,371,004

Foreign Government Obligations(j),(n) 5.9%

Australia 0.3%
Australia Government Bond(a)
11/21/2024	0.250%	AUD	495,000	348,291
09/21/2026	0.500%	AUD	170,000	116,374
New South Wales Treasury Corp.(a)
02/08/2024	1.000%	AUD	525,000	379,549
New South Wales Treasury Corp.
03/20/2025	1.250%	AUD	315,000	225,580
Queensland Treasury Corp.(a)
07/21/2023	4.250%	AUD	275,000	209,038
Total				1,278,832
Austria 0.0%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	145,000	164,747
Bahrain 0.0%
CBB International Sukuk Co. 7 SPC(a)
10/05/2025	6.875%		200,000	219,793
Brazil 0.1%
Brazil Notas do Tesouro Nacional Series F
01/01/2023	10.000%	BRL	315,000	60,983
01/01/2025	10.000%	BRL	1,010,000	193,173
Brazilian Government International Bond
06/12/2030	3.875%		400,000	372,509
Total				626,665
Canada 0.6%
Canada Housing Trust No. 1(a)
12/15/2025	1.950%	CAD	465,000	367,667
06/15/2026	1.250%	CAD	405,000	310,578
Canadian Government Bond
09/01/2024	1.500%	CAD	205,000	161,657
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	119,338
Province of Alberta
12/01/2023	3.400%	CAD	120,000	97,679
Province of Ontario
06/02/2028	2.900%	CAD	245,000	200,954
12/02/2030	1.350%	CAD	1,325,000	952,824
06/02/2045	3.450%	CAD	215,000	179,804
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Province of Quebec
09/01/2023	3.000%	CAD	325,000	262,310
Province of Quebec(a)
12/15/2023	1.500%	GBP	105,000	141,092
04/07/2025	0.200%	EUR	205,000	229,275
Total				3,023,178
Chile 0.0%
Chile Government International Bond
02/06/2028	3.240%		200,000	203,164
Colombia 0.4%
Colombia Government International Bond
01/28/2026	4.500%		400,000	405,304
08/26/2026	7.500%	COP	860,000,000	205,931
01/30/2030	3.000%		200,000	171,703
04/22/2032	3.250%		215,000	179,979
Colombian TES
07/24/2024	10.000%	COP	1,356,000,000	355,306
11/26/2025	6.250%	COP	840,000,000	195,476
Ecopetrol SA
06/26/2026	5.375%		50,000	51,239
04/29/2030	6.875%		110,000	115,292
11/02/2031	4.625%		105,000	94,259
05/28/2045	5.875%		55,000	47,908
Total				1,822,397
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%		350,000	324,094
Egypt 0.0%
Egypt Government International Bond(a)
10/06/2025	5.250%		200,000	191,198
Greece 0.1%
Hellenic Republic Government Bond(a)
04/22/2027	2.000%	EUR	236,000	270,968
06/18/2030	1.500%	EUR	215,000	227,849
01/30/2042	4.200%	EUR	150,000	217,463
Total				716,280
Hong Kong 0.0%
Airport Authority(a)
01/12/2052	3.250%		200,000	189,624
India 0.1%
India Government Bond
04/08/2026	7.270%	INR	3,500,000	48,534
07/12/2031	6.100%	INR	7,990,000	101,140
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	192,992

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	265,737
Total				608,403
Indonesia 0.8%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	257,327
07/18/2024	2.150%	EUR	200,000	228,106
Indonesia Government International Bond
10/15/2030	3.850%		200,000	213,900
03/12/2033	1.100%	EUR	100,000	98,109
03/12/2051	3.050%		200,000	181,467
Indonesia Treasury Bond
06/15/2025	6.500%	IDR	7,027,000,000	512,855
09/15/2026	8.375%	IDR	3,564,000,000	277,536
05/15/2027	7.000%	IDR	2,047,000,000	151,479
05/15/2028	6.125%	IDR	773,000,000	54,086
03/15/2029	9.000%	IDR	1,012,000,000	80,970
09/15/2030	7.000%	IDR	4,827,000,000	346,652
05/15/2031	8.750%	IDR	2,700,000,000	215,678
04/15/2032	6.375%	IDR	1,507,000,000	103,844
05/15/2033	6.625%	IDR	2,025,000,000	141,130
06/15/2035	7.500%	IDR	1,095,000,000	80,377
05/15/2038	7.500%	IDR	1,751,000,000	127,795
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	286,028
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		220,000	225,715
11/15/2028	6.530%		200,000	226,335
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	192,903
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		280,000	287,295
Total				4,289,587
Ireland 0.1%
Ireland Government Bond(a)
03/18/2024	3.400%	EUR	105,000	126,958
05/15/2029	1.100%	EUR	115,000	135,768
Total				262,726
Israel 0.1%
Israel Electric Corp., Ltd.(a)
06/21/2023	6.875%		200,000	211,669
02/22/2032	3.750%		200,000	198,981
Total				410,650
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(a)
07/01/2025	1.850%	EUR	345,000	404,252
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	189,748
Total				594,000
Japan 0.2%
Japan Government 5-Year Bond
06/20/2025	0.100%	JPY	112,900,000	985,824
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	229,156
Malaysia 0.3%
Malaysia Government Bond
09/30/2024	4.059%	MYR	975,000	239,517
03/14/2025	3.882%	MYR	545,000	133,309
11/30/2026	3.900%	MYR	405,000	99,017
11/16/2027	3.899%	MYR	1,300,000	317,044
06/15/2028	3.733%	MYR	375,000	90,042
04/15/2033	3.844%	MYR	1,223,000	290,199
07/05/2034	3.828%	MYR	400,000	93,524
Petronas Capital Ltd.(a)
01/28/2032	2.480%		200,000	188,267
Total				1,450,919
Mauritius 0.0%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	200,666
Mexico 0.4%
Mexican Bonos
03/09/2023	6.750%	MXN	4,890,000	237,457
03/05/2026	5.750%	MXN	5,420,000	245,869
06/03/2027	7.500%	MXN	10,590,000	510,361
Mexico Government International Bond
05/24/2031	2.659%		250,000	229,620
05/29/2031	7.750%	MXN	7,820,000	378,112
04/27/2032	4.750%		225,000	240,527
Petroleos Mexicanos
06/15/2035	6.625%		115,000	104,219
09/21/2047	6.750%		100,000	82,810
01/23/2050	7.690%		145,000	130,318
01/28/2060	6.950%		70,000	58,033
Total				2,217,326
Netherlands 0.1%
Bank Nederlandse Gemeenten NV(a)
06/07/2024	0.250%	EUR	85,000	95,866
Greenko Dutch BV(a)
03/29/2026	3.850%		197,000	191,971

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	25

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petrobras Global Finance BV
03/19/2049	6.900%		235,000	234,291
Total				522,128
New Zealand 0.2%
New Zealand Government Bond(a)
04/15/2023	5.500%	NZD	75,000	52,752
04/15/2027	4.500%	NZD	145,000	106,749
New Zealand Government Bond
05/15/2024	0.500%	NZD	975,000	633,391
05/15/2026	0.500%	NZD	425,000	263,382
New Zealand Local Government Funding Agency Bond
04/15/2027	4.500%	NZD	215,000	154,711
Total				1,210,985
Norway 0.3%
Nordea Eiendomskreditt AS(b)
3-month NIBOR + 0.300% 06/21/2023	1.060%	NOK	2,000,000	227,576
3-month NIBOR + 0.340% 06/19/2024	1.170%	NOK	2,000,000	227,869
Norway Government Bond(a)
05/24/2023	2.000%	NOK	4,740,000	541,918
03/13/2025	1.750%	NOK	1,860,000	209,976
02/19/2026	1.500%	NOK	1,805,000	201,421
02/17/2027	1.750%	NOK	940,000	105,592
Total				1,514,352
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%		200,000	204,329
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%		200,000	196,313
09/29/2032	2.252%		200,000	176,484
Total				372,797
Paraguay 0.0%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	207,930
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%		100,000	105,237
06/20/2030	2.844%		165,000	158,583
Total				263,820
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Philippines 0.1%
Philippine Government International Bond
05/17/2027	0.875%	EUR	305,000	329,589
01/14/2036	6.250%	PHP	10,000,000	211,656
Total				541,245
Portugal 0.2%
Portugal Obrigacoes do Tesouro OT(a)
10/15/2025	2.875%	EUR	125,000	154,130
10/15/2027	0.700%	EUR	90,000	102,309
10/18/2030	0.475%	EUR	470,000	510,927
Total				767,366
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2029	4.000%		225,000	245,786
04/16/2030	3.750%		450,000	487,552
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	189,553
QNB Finance Ltd.(a)
03/28/2024	3.500%		200,000	204,295
Total				1,127,186
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
04/16/2049	4.375%		200,000	214,387
Saudi Government International Bond(a)
10/26/2026	3.250%		200,000	207,871
03/04/2028	3.625%		200,000	211,470
Total				633,728
Singapore 0.1%
Singapore Government Bond
04/01/2022	1.750%	SGD	550,000	406,123
06/01/2025	2.375%	SGD	165,000	125,250
Total				531,373
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		300,000	293,571
Spain 0.1%
Spain Government Bond(a)
07/30/2024	0.250%	EUR	180,000	203,431
07/30/2027	0.800%	EUR	175,000	199,098
Total				402,529
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	380,000	428,467

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Turkey 0.1%
Turkey Government International Bond
03/23/2023	3.250%		240,000	236,158
United Arab Emirates 0.2%
Abu Dhabi Government International Bond(a)
04/16/2030	3.125%		200,000	209,351
03/02/2031	1.700%		205,000	192,054
04/16/2050	3.875%		200,000	215,717
DP World Crescent Ltd.(a)
09/26/2028	4.848%		200,000	218,340
Total				835,462
United Kingdom 0.1%
United Kingdom Gilt(a)
07/22/2022	0.500%	GBP	290,000	389,161
01/31/2024	0.125%	GBP	105,000	138,441
01/31/2025	0.250%	GBP	80,000	104,739
Total				632,341
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%		125,000	137,525
Total Foreign Government Obligations (Cost $32,102,600)				30,872,521

Inflation-Indexed Bonds 0.0%

United States 0.0%
U.S. Treasury Inflation-Indexed Bond
01/15/2030	0.125%		102,946	111,973
Total Inflation-Indexed Bonds (Cost $108,257)				111,973

Municipal Bonds 0.2%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%		85,000	82,033
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%		250,000	294,315
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Series 2010 (BAM)
11/15/2031	6.548%	250,000	306,782
Water & Sewer 0.0%
Los Angeles Department of Water & Power Water System
Revenue Bonds
Taxable
Series 2009 (BAM)
07/01/2039	6.008%	175,000	225,764
Total Municipal Bonds (Cost $914,586)			908,894

Preferred Debt 0.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.0%
Wells Fargo & Co.(k)
12/31/2049	5.850%	6,010	153,495
Total Preferred Debt (Cost $159,742)			153,495

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Financials 0.1%
Banks 0.1%
U.S. Bancorp(k)	3.500%	265	223,660
Valley National Bancorp(k)	5.500%	6,350	156,908
Total			380,568
Capital Markets 0.0%
Stifel Financial Corp.	4.500%	7,350	153,689
Total Financials			534,257
Total Preferred Stocks (Cost $596,196)			534,257

Residential Mortgage-Backed Securities - Agency 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 204919 Class FP
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 09/25/2049	0.637%	178,754	180,929

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	27

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
CMO Series 2012-56 Class FK
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2042	0.637%	107,566	108,960
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	1.287%	272,701	276,031
CMO Series 2019-33 Class FN
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/25/2049	0.587%	207,026	208,731
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	773,623	131,199
CMO Series 2018-63 Class IO
09/20/2047	4.000%	975,279	136,571
Government National Mortgage Association(b)
CMO Series 2019-86 Class FE
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/20/2049	0.562%	219,251	221,905
Government National Mortgage Association(c)
CMO Series 2020-133 Class FA
02/20/2049	0.505%	157,345	148,898
Uniform Mortgage-Backed Security TBA(m)
03/14/2052- 04/13/2052	2.000%	5,225,000	5,000,238
03/14/2052- 04/13/2052	2.500%	8,275,000	8,154,462
03/14/2052- 04/13/2052	3.000%	4,675,000	4,713,547
Total Residential Mortgage-Backed Securities - Agency (Cost $19,477,820)			19,281,471

Residential Mortgage-Backed Securities - Non-Agency 6.6%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month USD LIBOR + 1.250% Floor 1.250% 06/25/2037	1.358%	703,688	572,224
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 11.000% 11/25/2035	0.827%	177,597	179,277
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	2.815%	225,416	221,438
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alternative Loan Trust(b)
CMO Series 2007-OH3 Class A1B
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.000% 09/25/2047	0.627%	502,633	476,505
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	2.829%	157,295	160,399
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	95,263	95,187
Banc of America Funding Trust(b)
CMO Series 2005-B Class 3M1
1-month USD LIBOR + 0.675% Floor 0.450%, Cap 11.000% 04/20/2035	0.837%	311,423	312,202
Banc of America Funding Trust(a),(c)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	0.362%	774,646	759,980
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	0.933%	451,217	458,595
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	0.288%	331,719	316,280
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	0.318%	455,368	441,557
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	0.258%	357,683	340,757
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	0.907%	409,857	409,116
CMO Series 2005-D Class M4
1-month USD LIBOR + 0.915% Floor 0.610% 10/25/2035	1.102%	938,770	939,515
CIM Trust(a),(c)
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	567,830	558,920

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	2.772%	290,593	251,792
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.540% Floor 0.360% 01/25/2036	0.727%	10,080	10,077
CMO Series 2006-WFH3 Class M2
1-month USD LIBOR + 0.450% Floor 0.450% 10/25/2036	0.558%	523,570	521,240
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% Floor 0.570% 05/25/2036	1.042%	18,934	18,931
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	1.087%	164,783	162,908
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	0.987%	327,568	323,025
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	51,375	51,473
CMO Series 20154R Class 5A1
10/27/2036	3.000%	39,442	39,467
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	34,157	34,070
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	647,447	637,600
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month USD LIBOR + 1.575% Floor 1.575% 12/25/2034	1.762%	920,101	915,571
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.705% Floor 0.470% 04/25/2036	0.892%	250,289	249,953
CMO Series 2005-17 Class MV1
1-month USD LIBOR + 0.460% Floor 0.460% 05/25/2036	0.877%	443,240	442,160
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.560% 03/25/2036	0.560%	246,714	244,950
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	2.864%	184,773	184,492
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.780% Floor 0.390%, Cap 14.000% 02/25/2036	0.967%	379,869	376,486
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	0.847%	481,135	475,838
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	2.890%	455,971	394,368
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.660% Floor 0.330% 12/25/2035	0.847%	810,000	794,563
CMO Series 2006-HE7 Class A2D
1-month USD LIBOR + 0.230% Floor 0.230% 10/25/2046	0.338%	243,364	242,195
CMO Series 2007-FM2 Class A1
1-month USD LIBOR + 0.140% Floor 0.140% 01/25/2037	0.248%	845,232	610,941
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	0.362%	553,719	521,472
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.700% Floor 0.350% 03/25/2036	0.887%	198,846	198,091
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month USD LIBOR + 0.780% Floor 0.780% 11/25/2035	0.888%	678,884	674,687

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	29

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-HE2 Class 1A
1-month USD LIBOR + 0.260% Floor 0.260% 12/25/2036	0.447%	1,261,955	626,653
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	0.887%	318,166	322,654
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 11.500% 02/25/2037	0.727%	641,988	615,453
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month USD LIBOR + 0.220% Floor 0.220% 04/25/2046	0.407%	358,452	342,668
CMO Series 2006-AR2 Class 1A1B
1-month USD LIBOR + 0.210% Floor 0.210% 04/25/2046	0.318%	721,085	687,689
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month USD LIBOR + 0.460% Floor 0.230%, Cap 11.500% 03/25/2036	0.647%	626,289	611,439
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.680% Floor 0.340%, Cap 11.500% 04/25/2047	0.788%	195,290	194,466
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.585% Floor 0.585% 05/25/2035	0.693%	349,753	348,531
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	0.467%	1,103,000	1,065,284
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	751,574	752,876
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	572,416	412,905
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month USD LIBOR + 0.340% Floor 0.170% 10/25/2036	0.527%	581,961	572,723
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	2.162%	519,548	524,591
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% Floor 0.850% 09/25/2047	0.958%	634,969	649,769
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-4 Class 1A
1-month USD LIBOR + 0.300% Floor 0.300% 05/25/2036	0.487%	1,093,847	720,409
MASTR Adjustable Rate Mortgages Trust(b)
Subordinated CMO Series 2004-14 Class B1
1-month USD LIBOR + 2.150% Floor 1.650% 01/25/2035	2.337%	443,483	465,643
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month USD LIBOR + 0.990% Floor 0.660% 06/25/2035	1.177%	672,400	666,361
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month USD LIBOR + 0.780% Floor 0.780% 01/25/2035	0.967%	354,062	351,908
CMO Series 2007-NC3 Class A2D
1-month USD LIBOR + 0.260% Floor 0.260% 05/25/2037	0.368%	776,075	673,187
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month USD LIBOR + 1.125% Floor 1.125% 09/25/2035	1.358%	500,000	504,534
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-3R Class 3A9
11/26/2035	0.612%	77,729	77,708
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	0.847%	136,943	136,794
CMO Series 2007-5 Class 2A2
1-month USD LIBOR + 0.170% Floor 0.170% 05/25/2037	0.278%	928,033	607,905

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.380% Floor 0.190% 07/25/2036	0.567%	370,131	367,556
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	0.567%	353,148	345,763
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month USD LIBOR + 0.320% Floor 0.160% 01/25/2037	0.507%	700,091	668,021
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month USD LIBOR + 0.495% Floor 0.330%, Cap 14.000% 05/25/2036	0.682%	700,879	692,296
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	650,817	629,087
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	0.327%	404,436	397,253
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2035	0.487%	127,869	128,360
Series 2007-4 Class 1A2
1-month USD LIBOR + 0.440% Floor 0.220% 05/25/2037	0.627%	444,017	432,728
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	0.987%	443,234	438,284
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR8 Class A1A
1-month USD LIBOR + 0.400% Floor 0.200%, Cap 10.500% 10/25/2036	0.587%	519,278	502,508
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month USD LIBOR + 0.705% Floor 0.470%, Cap 11.000% 02/25/2035	0.813%	756,186	742,451
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month USD LIBOR + 0.740% Floor 0.370%, Cap 11.000% 09/25/2034	0.848%	437,868	443,991
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	0.787%	145,222	145,014
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-3 Class A1
05/25/2058	3.750%	66,385	67,569
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month USD LIBOR + 0.230% Floor 0.230% 01/25/2037	0.338%	1,211,417	732,277
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	0.912%	662,392	639,844
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	1.082%	249,726	233,748
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $33,863,325)			34,157,202

Senior Loans 1.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada(b),(o)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/11/2028	4.250%	245,000	243,251
United Airlines Holdings(b),(o),(p)
Term Loan
1-month USD LIBOR + 5.250% Floor 1.000% 06/21/2027	6.250%	330,000	344,315
United AirLines, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	452,284	449,267
Total			1,036,833

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	31

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Hunter Douglas, Inc.(b),(o),(p)
Term Loan
SOFR + 3.500% Floor 0.500% 02/09/2029	4.000%	180,000	177,189
Jeld-Wen, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 2.250% 07/28/2028	2.459%	74,625	74,177
Standard Industries, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 09/22/2028	3.000%	19,207	19,125
Total			270,491
Chemicals 0.0%
SCIH Salt Holdings, Inc.(b),(o)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/16/2027	4.750%	195,537	192,360
Consumer Cyclical Services 0.0%
APX Group, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/10/2028	4.001%	79,800	79,189
Consumer Products 0.0%
Herman Miller, Inc.(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 07/19/2028	2.188%	184,538	182,692
Environmental 0.0%
Clean Harbors, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 2.000% 10/08/2028	2.209%	110,000	109,588
Finance Companies 0.0%
Setanta Aircraft Leasing DAC(b),(o)
Term Loan
1-month USD LIBOR + 2.000% 11/05/2028	2.140%	110,000	109,278
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(b),(o),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 03/11/2025	1.959%	280,000	274,282
Gaming 0.0%
Bally’s Corp.(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/02/2028	3.750%	115,000	114,137
Fertitta Entertainment LLC(b),(o)
Tranche B Term Loan
SOFR + 4.000% Floor 0.500% 01/27/2029	4.500%	75,000	74,600
Total			188,737
Health Care 0.2%
Avantor Funding, Inc.(b),(o)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	2.750%	404,125	399,797
Embecta Corp.(b),(o),(p)
Term Loan
SOFR + 3.000% Floor 0.500% 01/26/2029	3.500%	85,000	84,171
ICON PLC(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 07/03/2028	2.750%	218,203	215,554
3-month USD LIBOR + 2.250% 07/03/2028	2.750%	54,365	53,705
Medline Borrower LP(b),(o)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	3.750%	285,000	282,016
Total			1,035,243
Independent Energy 0.0%
Southwestern Energy Co.(b),(o)
Term Loan
SOFR + 2.500% Floor 0.500% 06/22/2027	3.000%	120,000	119,326

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.1%
Carnival Corp.(b),(o)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 06/30/2025	3.750%	278,423	274,525
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	4.000%	110,000	108,625
Total			383,150
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(o)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	3.500%	94,762	94,018
Hilton Worldwide Finance LLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 06/22/2026	1.937%	180,000	177,113
Marriott Ownership Reports, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 1.750% 08/29/2025	1.959%	175,000	171,456
Total			442,587
Media and Entertainment 0.1%
AP Core Holdings II LLC(b),(o)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 5.500% Floor 0.750% 09/01/2027	6.250%	158,000	157,210
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 5.500% Floor 0.750% 09/01/2027	6.250%	110,000	109,587
Univision Communications, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	4.000%	174,125	172,746
WMG Acquisition Corp.(b),(o)
Tranche G Term Loan
1-month USD LIBOR + 2.125% 01/20/2028	2.334%	270,000	266,709
Total			706,252
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Trans Union LLC(b),(o)
Tranche B6 Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 12/01/2028	2.500%	108,871	107,600
Other Industry 0.1%
AECOM(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 04/13/2028	1.959%	344,270	343,409
Packaging 0.0%
Pretium PKG Holdings, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/02/2028	4.500%	95,000	93,830
Pharmaceuticals 0.2%
Jazz Pharmaceuticals PLC(b),(o)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.000%	293,525	292,204
Organon & Co.(b),(o)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	337,814	336,020
Padagis LLC(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 4.750% Floor 0.500% 07/06/2028	5.250%	151,529	150,393
Total			778,617
Property & Casualty 0.0%
Asurion LLC(b),(o)
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	5.459%	145,000	143,187
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	3.459%	109,449	107,329
Total			250,516
Restaurants 0.2%
1011778 BC ULC(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.959%	426,295	417,876

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	33

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Yum! Brands(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	1.887%	356,960	355,564
Whatabrands LLC(b),(o),(p)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	3.750%	176,000	173,647
Total			947,087
Retailers 0.2%
Burlington Coat Factory Warehouse Corp.(b),(o)
Tranche B6 Term Loan
1-month USD LIBOR + 2.000% 06/24/2028	2.210%	208,950	206,948
Pilot Travel Centers LLC(b),(o),(p)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 08/04/2028	2.209%	408,975	401,990
Restoration Hardware, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 10/20/2028	3.000%	219,550	216,977
Total			825,915
Technology 0.1%
athenahealth, Inc.(b),(o),(p),(q)
Delayed Draw Term Loan
SOFR + 3.500% Floor 0.500% 02/15/2029	4.000%	11,000	10,887
athenahealth, Inc.(b),(o)
Term Loan
SOFR + 3.500% Floor 0.500% 02/15/2029	4.000%	65,000	64,334
Cornerstone OnDemand, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	4.250%	80,000	79,151
Quest Software(b),(o)
1st Lien Term Loan
SOFR + 4.250% Floor 0.500% 02/01/2029	4.750%	190,000	187,032
Sabre GLBL Inc.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% 12/17/2027	4.000%	33,840	33,341
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 12/17/2027	4.000%	53,949	53,153
Total			427,898
Transportation Services 0.1%
Brown Group Holdings LLC(b),(o)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 06/07/2028	3.000%	116,485	115,092
Hertz Corp. (The)(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 06/30/2028	3.750%	155,718	154,920
Tranche C Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 06/30/2028	3.750%	29,080	28,931
WWEX UNI TopCo Holdings, LLC(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 07/26/2028	5.000%	70,000	69,388
Total			368,331
Wireless 0.1%
SBA Senior Finance II LLC(b),(o),(p)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.960%	448,701	441,858
Total Senior Loans (Cost $9,791,338)			9,715,069

Treasury Bills 1.6%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.6%
U.S. Treasury Bills
07/07/2022	0.510%	240,000	239,569
07/21/2022	0.540%	2,265,000	2,260,245
07/28/2022	0.570%	3,850,000	3,841,016
08/25/2022	0.650%	2,140,000	2,133,276
Total			8,474,106
Total Treasury Bills (Cost $8,478,567)			8,474,106

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
U.S. Government & Agency Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks(m)
09/04/2024	1.610%	400,000	398,268
09/04/2024	1.610%	400,000	398,267
Total U.S. Government & Agency Obligations (Cost $800,000)			796,535

U.S. Treasury Obligations 1.1%

U.S. Treasury
02/29/2024	2.375%	105,000	106,862
02/28/2026	0.500%	275,000	261,895
04/30/2026	2.375%	60,000	61,505
08/31/2026	0.750%	270,000	258,398
11/15/2026	2.000%	260,000	262,884
01/31/2027	1.500%	105,000	103,802
02/15/2029	2.625%	95,000	100,002
11/15/2031	1.375%	275,000	263,742
02/15/2038	4.375%	870,000	1,153,294
11/15/2042	2.750%	305,000	328,066
02/15/2049	3.000%	1,110,000	1,288,294
02/15/2050	2.000%	1,370,000	1,311,347
Total U.S. Treasury Obligations (Cost $5,244,308)			5,500,091

Options Purchased Calls 0.0%
Value ($)
(Cost $48,387)	35,875

Options Purchased Puts 0.0%

(Cost $18,821)	1,700

Money Market Funds 29.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(r),(s)	154,885,039	154,838,573
Total Money Market Funds (Cost $154,854,284)		154,838,573
Total Investments in Securities (Cost $534,764,572)		529,067,728

Investments in Securities Sold Short

Common Stocks (2.0)%
Issuer	Shares	Value ($)
Communication Services (0.0)%
Entertainment (0.0)%
Take-Two Interactive Software, Inc.(g)	(1,076)	(174,312)
Total Communication Services		(174,312)

Common Stocks (continued)
Issuer	Shares	Value ($)
Financials (1.2)%
Capital Markets (1.2)%
S&P Global, Inc.	(17,046)	(6,404,182)
Total Financials		(6,404,182)
Industrials (0.1)%
Air Freight & Logistics (0.0)%
GXO Logistics, Inc.(g)	(1,024)	(85,944)
Airlines (0.1)%
Frontier Group Holdings, Inc.(g)	(26,461)	(340,818)
Total Industrials		(426,762)
Information Technology (0.4)%
Electronic Equipment, Instruments & Components (0.2)%
II-VI, Inc.(g)	(15,224)	(1,057,459)
Semiconductors & Semiconductor Equipment (0.2)%
Entegris, Inc.	(6,085)	(793,971)
Software (0.0)%
NortonLifeLock, Inc.	(2,158)	(62,539)
Total Information Technology		(1,913,969)
Materials (0.0)%
Construction Materials (0.0)%
Forterra, Inc.(g)	(1,274)	(30,016)
Total Materials		(30,016)
Real Estate (0.3)%
Equity Real Estate Investment Trusts (REITS) (0.3)%
Healthcare Realty Trust, Inc.	(51,067)	(1,331,827)
Total Real Estate		(1,331,827)
Total Common Stocks (Proceeds $9,934,289)		(10,281,068)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	35

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Exchange-Traded Equity Funds (0.1)%
Issuer	Shares	Value ($)
Financials (0.1)%
Diversified Financial Services (0.1)%
iShares Russell 2000 ETF	(2,305)	(468,652)
Total Financials		(468,652)
Total Exchange-Traded Equity Funds (Proceeds $498,483)		(468,652)
Total Investments in Securities Sold Short (Proceeds $10,432,772)		(10,749,720)
Total Investments in Securities, Net of Securities Sold Short		518,318,008
Other Assets & Liabilities, Net		1,871,416
Net Assets		520,189,424
At February 28, 2022, securities and/or cash totaling $50,662,349 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
343,400 AUD	246,384 USD	ANZ Securities	03/16/2022	—	(3,090)
472,195 EUR	527,607 USD	ANZ Securities	03/16/2022	—	(2,181)
568,314 GBP	680,000 EUR	ANZ Securities	03/16/2022	434	—
194,623 NZD	129,182 USD	ANZ Securities	03/16/2022	—	(2,478)
237,369 USD	359,421 NZD	ANZ Securities	03/16/2022	5,775	—
343,400 AUD	246,783 USD	Barclays	03/16/2022	—	(2,691)
434,775 CAD	345,833 USD	Barclays	03/16/2022	2,791	—
302,234 CAD	237,674 USD	Barclays	03/16/2022	—	(792)
345,625 EUR	3,569,387 SEK	Barclays	03/16/2022	—	(10,788)
236,098 EUR	268,570 USD	Barclays	03/16/2022	3,676	—
195,335 GBP	265,593 USD	Barclays	03/16/2022	3,513	—
243,841 USD	343,400 AUD	Barclays	03/16/2022	5,632	—
350,000 USD	446,496 CAD	Barclays	03/16/2022	2,289	—
1,520,970 USD	1,331,068 EUR	Barclays	03/16/2022	—	(27,553)
848,792 USD	624,975 GBP	Barclays	03/16/2022	—	(10,265)
252,386 USD	377,272 NZD	Barclays	03/16/2022	2,834	—
343,400 AUD	246,644 USD	CIBC	03/16/2022	—	(2,830)
434,684 CAD	343,333 USD	CIBC	03/16/2022	363	—
881,022 CAD	691,667 USD	CIBC	03/16/2022	—	(3,468)
3,270,892 GBP	4,453,959 USD	CIBC	03/16/2022	65,416	—
3,616,842 SEK	345,625 EUR	CIBC	03/16/2022	5,776	—
797,040 USD	1,074,763 SGD	CIBC	03/16/2022	—	(4,318)
427,596 AUD	306,606 USD	Citi	03/16/2022	—	(4,034)
340,000 EUR	387,945 USD	Citi	03/16/2022	6,476	—
280,345 USD	397,095 AUD	Citi	03/16/2022	8,137	—
345,833 USD	434,332 CAD	Citi	03/16/2022	—	(3,141)
526,697 USD	459,608 EUR	Citi	03/16/2022	—	(11,031)
388,152 USD	285,773 GBP	Citi	03/16/2022	—	(4,731)
417,970 USD	563,642 SGD	Citi	03/16/2022	—	(2,241)
160,174,593 CLP	200,000 USD	Deutsche Bank	04/04/2022	434	—
685,114,620 INR	9,000,000 USD	Deutsche Bank	04/04/2022	—	(46,049)
8,708,701,983 KRW	7,200,000 USD	Deutsche Bank	04/04/2022	—	(38,760)
2,200,000 USD	166,765,216 INR	Deutsche Bank	04/04/2022	1,918	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
36	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,800,000 USD	50,443,151 TWD	Deutsche Bank	04/06/2022	2,057	—
370,000 AUD	268,882 USD	Goldman Sachs	03/15/2022	88	—
4,764,200 AUD	3,418,609 USD	Goldman Sachs	03/15/2022	—	(42,435)
1,463,800 CAD	1,146,786 USD	Goldman Sachs	03/15/2022	—	(8,161)
1,700 CHF	1,859 USD	Goldman Sachs	03/15/2022	4	—
17,400 CHF	18,871 USD	Goldman Sachs	03/15/2022	—	(115)
1,827,400 EUR	2,067,929 USD	Goldman Sachs	03/15/2022	17,738	—
118,800 EUR	132,635 USD	Goldman Sachs	03/15/2022	—	(649)
268,500 GBP	363,340 USD	Goldman Sachs	03/15/2022	3,098	—
2,354,400 GBP	3,126,694 USD	Goldman Sachs	03/15/2022	—	(32,162)
20,614,800 SEK	2,272,000 USD	Goldman Sachs	03/15/2022	94,767	—
1,553,153 USD	2,159,300 AUD	Goldman Sachs	03/15/2022	15,511	—
1,139,976 USD	1,463,800 CAD	Goldman Sachs	03/15/2022	14,971	—
747,260 USD	658,900 EUR	Goldman Sachs	03/15/2022	—	(8,028)
41,065 USD	391,700 SEK	Goldman Sachs	03/15/2022	305	—
272,445 USD	2,493,400 SEK	Goldman Sachs	03/15/2022	—	(9,105)
686,800 AUD	494,173 USD	Goldman Sachs	03/16/2022	—	(4,775)
472,195 EUR	534,072 USD	Goldman Sachs	03/16/2022	4,283	—
1,086,353 USD	950,763 EUR	Goldman Sachs	03/16/2022	—	(19,626)
275,180 USD	202,245 GBP	Goldman Sachs	03/16/2022	—	(3,828)
152,076 USD	206,542 SGD	Goldman Sachs	03/16/2022	265	—
617,230 USD	833,356 SGD	Goldman Sachs	03/16/2022	—	(2,565)
1,030,200 AUD	741,540 USD	HSBC	03/16/2022	—	(6,882)
882,707 CAD	693,167 USD	HSBC	03/16/2022	—	(3,298)
345,625 EUR	497,152 CAD	HSBC	03/16/2022	4,477	—
678,750 GBP	1,168,390 CAD	HSBC	03/16/2022	11,195	—
272,237 GBP	369,947 USD	HSBC	03/16/2022	4,687	—
700,000 USD	894,654 CAD	HSBC	03/16/2022	5,891	—
1,303,304 USD	1,139,989 EUR	HSBC	03/16/2022	—	(24,271)
394,000 USD	290,000 GBP	HSBC	03/16/2022	—	(4,908)
8,600,000 AUD	7,810,328 CAD	JPMorgan	03/04/2022	—	(84,347)
7,601,169 AUD	4,000,000 GBP	JPMorgan	03/04/2022	—	(154,815)
1,000,000 AUD	83,178,978 JPY	JPMorgan	03/04/2022	—	(2,774)
400,000 AUD	429,234 NZD	JPMorgan	03/04/2022	—	(118)
4,700,000 AUD	3,352,769 USD	JPMorgan	03/04/2022	—	(60,963)
5,500,000 CAD	4,337,232 USD	JPMorgan	03/04/2022	—	(2,062)
261,087 CHF	250,000 EUR	JPMorgan	03/04/2022	—	(4,378)
942,898 CHF	750,000 GBP	JPMorgan	03/04/2022	—	(22,089)
625,000 CHF	673,786 USD	JPMorgan	03/04/2022	—	(7,780)
1,265,518 CNH	200,000 USD	JPMorgan	03/04/2022	—	(309)
3,000,000 EUR	4,745,150 AUD	JPMorgan	03/04/2022	82,467	—
4,250,000 EUR	6,168,158 CAD	JPMorgan	03/04/2022	100,697	—
6,250,000 EUR	6,604,194 CHF	JPMorgan	03/04/2022	193,451	—
6,900,000 EUR	5,801,260 GBP	JPMorgan	03/04/2022	45,219	—
200,000 EUR	71,294,820 HUF	JPMorgan	03/04/2022	—	(9,391)
3,250,000 EUR	32,790,573 NOK	JPMorgan	03/04/2022	75,073	—
100,000 EUR	467,168 PLN	JPMorgan	03/04/2022	—	(869)
5,625,000 EUR	6,410,047 USD	JPMorgan	03/04/2022	102,438	—
166,958 GBP	200,000 EUR	JPMorgan	03/04/2022	291	—
83,731 GBP	100,000 EUR	JPMorgan	03/04/2022	—	(192)
2,125,000 GBP	328,528,825 JPY	JPMorgan	03/04/2022	7,039	—
125,000 GBP	169,438 USD	JPMorgan	03/04/2022	1,747	—
1,687,500 GBP	2,256,591 USD	JPMorgan	03/04/2022	—	(7,238)
109,305,367 HUF	300,000 EUR	JPMorgan	03/04/2022	6,963	—
1,213,244,838 HUF	3,900,000 USD	JPMorgan	03/04/2022	243,324	—
2,610,265 ILS	800,000 USD	JPMorgan	03/04/2022	—	(13,010)
376,357,440 JPY	4,600,000 AUD	JPMorgan	03/04/2022	67,265	—
252,317,800 JPY	2,800,000 CAD	JPMorgan	03/04/2022	14,249	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	37

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
467,108,887 JPY	3,750,000 CHF	JPMorgan	03/04/2022	26,135	—
338,819,130 JPY	2,600,000 EUR	JPMorgan	03/04/2022	—	(31,782)
310,814,240 JPY	2,000,000 GBP	JPMorgan	03/04/2022	—	(20,636)
379,891,484 JPY	5,000,000 NZD	JPMorgan	03/04/2022	78,344	—
387,500,000 JPY	3,365,938 USD	JPMorgan	03/04/2022	—	(4,823)
64,500,000 MXN	3,149,633 USD	JPMorgan	03/04/2022	1,532	—
1,000,000 NOK	1,044,074 SEK	JPMorgan	03/04/2022	—	(3,199)
7,961,315 NOK	900,000 USD	JPMorgan	03/04/2022	—	(3,060)
12,437,714 NZD	11,600,000 AUD	JPMorgan	03/04/2022	10,224	—
400,000 NZD	31,010,920 JPY	JPMorgan	03/04/2022	—	(878)
5,000,000 NZD	3,327,359 USD	JPMorgan	03/04/2022	—	(55,561)
1,809,159 PLN	400,000 EUR	JPMorgan	03/04/2022	17,652	—
15,212,082 PLN	3,800,000 USD	JPMorgan	03/04/2022	176,924	—
45,098,810 SEK	4,250,000 EUR	JPMorgan	03/04/2022	4,254	—
46,292,334 SEK	44,000,000 NOK	JPMorgan	03/04/2022	103,460	—
41,924,411 SEK	4,500,000 USD	JPMorgan	03/04/2022	73,655	—
11,918,023 SGD	8,800,000 USD	JPMorgan	03/04/2022	9,035	—
142,858 USD	200,000 AUD	JPMorgan	03/04/2022	2,408	—
3,614,195 USD	4,600,000 CAD	JPMorgan	03/04/2022	15,033	—
136,063 USD	125,000 CHF	JPMorgan	03/04/2022	250	—
10,400,000 USD	66,253,803 CNH	JPMorgan	03/04/2022	86,822	—
853,590 USD	750,000 EUR	JPMorgan	03/04/2022	—	(12,576)
1,922,626 USD	1,437,500 GBP	JPMorgan	03/04/2022	5,820	—
596,457 USD	437,500 GBP	JPMorgan	03/04/2022	—	(9,538)
1,800,000 USD	5,818,838 ILS	JPMorgan	03/04/2022	12,372	—
3,353,692 USD	387,500,000 JPY	JPMorgan	03/04/2022	17,069	—
3,069,613 USD	63,500,000 MXN	JPMorgan	03/04/2022	29,680	—
1,642,200 USD	33,500,000 MXN	JPMorgan	03/04/2022	—	(7,141)
600,000 USD	5,362,444 NOK	JPMorgan	03/04/2022	8,268	—
134,506 USD	200,000 NZD	JPMorgan	03/04/2022	811	—
1,000,000 USD	9,350,026 SEK	JPMorgan	03/04/2022	—	(12,832)
4,300,000 USD	5,840,337 SGD	JPMorgan	03/04/2022	7,946	—
8,800,000 USD	11,830,320 SGD	JPMorgan	03/04/2022	—	(73,726)
1,100,000 USD	16,802,149 ZAR	JPMorgan	03/04/2022	—	(7,567)
5,486,979 TRY	400,000 USD	JPMorgan	03/10/2022	9,732	—
400,000 USD	5,509,958 TRY	JPMorgan	03/10/2022	—	(8,097)
1,309,113 CAD	1,029,330 USD	JPMorgan	03/16/2022	—	(3,573)
11,564,398 NOK	1,313,975 USD	JPMorgan	03/16/2022	2,328	—
1,502,532 NZD	1,016,537 USD	JPMorgan	03/16/2022	92	—
392,500 NZD	264,877 USD	JPMorgan	03/16/2022	—	(645)
350,000 USD	447,407 CAD	JPMorgan	03/16/2022	3,008	—
796,639 USD	697,299 EUR	JPMorgan	03/16/2022	—	(14,292)
7,054,216 TRY	500,000 USD	JPMorgan	04/21/2022	29,522	—
16,708,548 TRY	1,100,000 USD	JPMorgan	04/21/2022	—	(14,370)
500,000 USD	7,396,363 TRY	JPMorgan	04/21/2022	—	(6,702)
384,837 AUD	277,100 USD	Morgan Stanley	03/16/2022	—	(2,477)
7,573,618 EUR	8,609,061 USD	Morgan Stanley	03/16/2022	111,699	—
1,383,332 USD	1,754,527 CAD	Morgan Stanley	03/16/2022	1,007	—
1,054,394 USD	1,330,502 CAD	Morgan Stanley	03/16/2022	—	(4,614)
83,809 USD	73,939 EUR	Morgan Stanley	03/16/2022	—	(852)
327,382 USD	242,060 GBP	Morgan Stanley	03/16/2022	—	(2,611)
858 USD	1,267 NZD	Morgan Stanley	03/16/2022	—	(1)
172,814 USD	234,536 SGD	Morgan Stanley	03/16/2022	175	—
417,970 USD	564,694 SGD	Morgan Stanley	03/16/2022	—	(1,464)
89,478 AUD	63,575 USD	National Australia Bank	03/16/2022	—	(1,429)
1,931,721 AUD	1,389,877 USD	RBC Capital Markets	03/16/2022	—	(13,483)
490,547 CAD	345,625 EUR	RBC Capital Markets	03/16/2022	734	—
432,806 CAD	345,833 USD	RBC Capital Markets	03/16/2022	4,345	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
38	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
431,072 CAD	338,663 USD	RBC Capital Markets	03/16/2022	—	(1,457)
340,000 EUR	388,290 USD	RBC Capital Markets	03/16/2022	6,820	—
12,354,765 JPY	106,973 USD	RBC Capital Markets	03/16/2022	—	(531)
721,457 NZD	483,137 USD	RBC Capital Markets	03/16/2022	—	(4,920)
700,000 USD	887,432 CAD	RBC Capital Markets	03/16/2022	193	—
1,054,629 USD	1,331,267 CAD	RBC Capital Markets	03/16/2022	—	(4,247)
417,970 USD	563,754 SGD	RBC Capital Markets	03/16/2022	—	(2,158)
101,749,544 JPY	882,017 USD	Standard Chartered	03/16/2022	—	(3,344)
686,800 AUD	494,050 USD	State Street	03/16/2022	—	(4,898)
1,762,552 CAD	1,384,999 USD	State Street	03/16/2022	—	(5,671)
236,098 EUR	268,876 USD	State Street	03/16/2022	3,982	—
472,195 EUR	528,504 USD	State Street	03/16/2022	—	(1,284)
32,255 GBP	43,728 USD	State Street	03/16/2022	452	—
3,291,621 MXN	158,685 USD	State Street	03/16/2022	—	(1,616)
706,063 NOK	80,121 USD	State Street	03/16/2022	39	—
4,588,621 SGD	3,395,630 USD	State Street	03/16/2022	11,163	—
765,490 USD	1,068,014 AUD	State Street	03/16/2022	10,403	—
203,127 USD	257,104 CAD	State Street	03/16/2022	—	(269)
270,861 USD	237,691 EUR	State Street	03/16/2022	—	(4,180)
1,400,170 USD	1,034,181 GBP	State Street	03/16/2022	—	(12,614)
199,260 USD	270,206 SGD	State Street	03/16/2022	38	—
1,226,997 CAD	969,820 USD	UBS	03/16/2022	1,707	—
886,053 CAD	697,500 USD	UBS	03/16/2022	—	(1,604)
27,075,959 MXN	1,316,802 USD	UBS	03/16/2022	—	(1,792)
345,833 USD	433,924 CAD	UBS	03/16/2022	—	(3,463)
199,260 USD	269,459 SGD	UBS	03/16/2022	—	(513)
Total				2,120,157	(1,094,074)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Aluminum	5	05/2022	USD	421,063	15,325	—
Brent Crude	30	03/2022	USD	2,939,100	252,057	—
Brent Crude	4	03/2022	USD	391,880	36,696	—
Brent Crude	2	03/2022	USD	195,940	7,648	—
Brent Crude	6	04/2022	USD	570,600	44,664	—
Brent Crude	4	05/2022	USD	371,600	26,316	—
Brent Crude	6	10/2022	USD	521,100	53,164	—
CAC40 Index	7	03/2022	EUR	465,850	—	(22,331)
Canola	1	05/2022	CAD	20,654	51	—
Cocoa	4	05/2022	USD	101,160	—	(10,159)
Cocoa	2	07/2022	USD	51,100	—	(5,585)
Coffee	7	05/2022	USD	611,363	—	(15,999)
Coffee	2	05/2022	USD	174,675	—	(16,430)
Coffee	3	05/2022	USD	62,700	—	(2,423)
Consumer Staples Select Sector E-mini	2	03/2022	USD	150,640	—	(1,653)
Copper	2	05/2022	USD	222,725	—	(2,716)
Copper	12	05/2022	USD	1,336,350	—	(58,705)
Copper	2	05/2022	USD	494,175	—	(2,243)
Copper	3	06/2022	USD	740,888	11,483	—
Corn	19	05/2022	USD	656,213	33,460	—
Corn	37	07/2022	USD	1,252,450	80,739	—
Corn	8	07/2022	USD	270,800	10,970	—
Corn	4	09/2022	USD	124,450	2,316	—
Corn	18	12/2022	USD	546,525	44,224	—
Cotton	17	05/2022	USD	1,012,520	—	(34,365)
Crude Oil E-mini	5	03/2022	USD	239,300	7,574	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	39

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Crude Palm Oil	2	04/2022	MYR	338,600	2,319	—
Crude Palm Oil	7	05/2022	MYR	1,102,325	3,044	—
Crude Palm Oil	2	06/2022	MYR	297,100	354	—
DJIA Index E-mini	7	03/2022	USD	1,184,400	—	(80,844)
Energy Select Sector E-mini	3	03/2022	USD	220,290	7,476	—
Euro-BTP	4	03/2022	EUR	564,600	7,080	—
FTSE 100 Index	20	03/2022	GBP	1,486,900	29,623	—
FTSE 100 Index	13	03/2022	GBP	966,485	18,625	—
FTSE Taiwan Index	16	03/2022	USD	988,800	—	(9,129)
FTSE Taiwan Index	32	03/2022	USD	1,977,600	—	(38,856)
FTSE/JSE Top 40 Index	9	03/2022	ZAR	6,235,110	18,611	—
FTSE/JSE Top 40 Index	8	03/2022	ZAR	5,542,320	5,329	—
FTSE/MIB Index	2	03/2022	EUR	254,170	—	(18,478)
Gas Oil	27	04/2022	USD	2,307,825	192,972	—
Gas Oil	9	04/2022	USD	769,275	48,017	—
Gas Oil	4	05/2022	USD	332,000	20,346	—
Gold 100 oz.	23	04/2022	USD	4,371,610	9,967	—
Gold 100 oz.	14	04/2022	USD	2,660,980	—	(3,173)
Gold 100 oz.	2	06/2022	USD	380,800	357	—
Health Care Select Sector E-mini	1	03/2022	USD	131,040	1,999	—
Indian Rupee	48	03/2022	USD	1,269,888	—	(5,395)
KLCI Index	3	03/2022	MYR	239,100	925	—
Lead	2	05/2022	USD	119,350	2,202	—
Lean Hogs	15	04/2022	USD	621,000	16,797	—
Lean Hogs	6	04/2022	USD	248,400	5,747	—
Lean Hogs	3	06/2022	USD	136,110	5,894	—
Lean Hogs	1	07/2022	USD	45,190	4,138	—
Live Cattle	6	04/2022	USD	339,420	—	(14,363)
Live Cattle	4	06/2022	USD	220,320	—	(2,015)
Live Cattle	3	06/2022	USD	165,240	—	(2,497)
Live Cattle	2	08/2022	USD	109,720	—	(394)
Live Cattle	1	10/2022	USD	57,080	—	(1,212)
Mexican Peso	158	03/2022	USD	3,841,770	1,146	—
Mexican Peso	2	03/2022	USD	48,630	—	(153)
Milling Wheat	8	05/2022	EUR	126,200	1,434	—
Milling Wheat	3	09/2022	EUR	43,538	823	—
Milling Wheat	3	12/2022	EUR	42,975	767	—
MSCI EAFE Index	9	03/2022	USD	971,910	—	(25,143)
MSCI Singapore Index	2	03/2022	SGD	66,280	—	(358)
Natural Gas	6	03/2022	USD	264,120	28,576	—
Natural Gas	4	03/2022	USD	176,080	—	(7,157)
Natural Gas	4	04/2022	USD	176,800	—	(6,537)
Natural Gas	5	04/2022	GBP	367,707	—	(18,739)
Natural Gas	3	05/2022	USD	133,830	—	(3,905)
Natural Gas	2	09/2022	USD	90,560	8,557	—
Natural Gas E-mini	2	03/2022	USD	22,010	59	—
Nickel	4	05/2022	USD	582,768	—	(9,802)
Nickel	9	06/2022	USD	1,306,206	88,314	—
NY Harbor ULSD Heat Oil	17	03/2022	USD	2,092,948	179,942	—
NY Harbor ULSD Heat Oil	3	03/2022	USD	369,344	20,789	—
NY Harbor ULSD Heat Oil	2	04/2022	USD	239,114	12,874	—
NY Harbor ULSD Heat Oil	1	06/2022	USD	114,631	4,228	—
NY Harbor ULSD Heat Oil	4	11/2022	USD	442,277	41,619	—
Platinum	1	04/2022	USD	51,935	—	(2,723)
Platinum	3	04/2022	USD	155,805	—	(7,950)
Primary Aluminum	21	06/2022	USD	1,766,888	164,822	—
Rapeseed	2	04/2022	EUR	75,550	4,513	—
Rapeseed	2	07/2022	EUR	66,675	6,214	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
40	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
RBOB Gasoline	17	03/2022	USD	2,093,805	165,861	—
RBOB Gasoline	5	03/2022	USD	615,825	33,974	—
RBOB Gasoline	3	04/2022	USD	366,521	15,640	—
RBOB Gasoline	1	05/2022	USD	120,095	4,622	—
Rough Rice	3	05/2022	USD	94,110	3,454	—
S&P 500 Index E-mini	3	03/2022	USD	655,200	—	(31,083)
S&P/TSX 60 Index	9	03/2022	CAD	2,295,720	25,659	—
S&P/TSX 60 Index	9	03/2022	CAD	2,295,720	—	(28,107)
Silver	1	07/2022	USD	122,090	363	—
South African Rand	7	03/2022	USD	227,063	—	(5,873)
Soybean	16	05/2022	USD	1,309,400	26,241	—
Soybean	1	05/2022	USD	81,838	—	(1,515)
Soybean	27	07/2022	USD	2,182,275	41,091	—
Soybean	7	07/2022	USD	565,775	5,823	—
Soybean	1	11/2022	USD	71,788	7,173	—
Soybean	5	11/2022	USD	358,938	—	(6,836)
Soybean Meal	14	05/2022	USD	624,820	—	(6,880)
Soybean Meal	3	07/2022	USD	132,750	—	(1,756)
Soybean Meal	23	07/2022	USD	1,017,750	—	(19,803)
Soybean Oil	10	05/2022	USD	435,120	18,147	—
Soybean Oil	27	07/2022	USD	1,146,798	70,168	—
Soybean Oil	3	07/2022	USD	127,422	6,678	—
Soybean Oil	10	12/2022	USD	386,760	28,569	—
SPI 200 Index	7	03/2022	AUD	1,229,025	11,445	—
SPI 200 Index	2	03/2022	AUD	351,150	—	(6,656)
STOXX 600 Insurance Index	1	03/2022	EUR	15,620	—	(1,765)
STOXX 600 Utilities Index	1	03/2022	EUR	20,105	713	—
STOXX Europe 600 Index	22	03/2022	EUR	496,540	—	(9,700)
STOXX Europe 600 Index	11	03/2022	EUR	248,270	—	(15,716)
Swiss Franc	1	03/2022	USD	136,400	823	—
Thai SET50 Index	181	03/2022	THB	36,496,840	30,767	—
U.S. Dollar Index	8	03/2022	USD	773,552	7,200	—
U.S. Treasury 5-Year Note	205	06/2022	USD	24,247,656	60,445	—
Volatility Index	4	03/2022	USD	114,468	—	(5,042)
Volatility Index	4	04/2022	USD	112,600	—	(1,662)
Volatility Index	2	06/2022	USD	54,412	205	—
Volatility Index	2	07/2022	USD	54,551	194	—
Wheat	8	05/2022	USD	373,600	11,283	—
Wheat	4	05/2022	USD	190,600	3,591	—
Wheat	12	07/2022	USD	550,200	82,426	—
Wheat	3	07/2022	USD	137,550	3,194	—
Wheat	1	07/2022	USD	47,038	760	—
Wheat	2	09/2022	USD	90,475	1,671	—
Wheat	5	12/2022	USD	224,875	25,552	—
WTI Crude	2	03/2022	USD	191,440	8,168	—
WTI Crude	1	03/2022	USD	95,720	—	(1)
WTI Crude	26	03/2022	USD	2,488,720	235,779	—
WTI Crude	6	03/2022	USD	574,320	64,312	—
WTI Crude	1	04/2022	USD	93,500	3,299	—
WTI Crude	4	04/2022	USD	374,000	32,963	—
WTI Crude	2	05/2022	USD	181,960	7,717	—
WTI Crude	2	06/2022	USD	177,440	4,867	—
WTI Crude	8	11/2022	USD	657,920	50,997	—
Zinc	3	05/2022	USD	274,950	226	—
Zinc	14	06/2022	USD	1,282,138	25,939	—
Total					2,721,185	(573,827)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	41

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
1-Month SOFR	(1)	07/2022	USD	(413,262)	—	(1,064)
3-Month Euro Euribor	(158)	06/2022	EUR	(39,677,750)	—	(28,021)
3-Month Euro Euribor	(21)	03/2023	EUR	(5,239,238)	—	(14,858)
3-Month Euro Euribor	(11)	06/2024	EUR	(2,730,888)	—	(6,440)
3-Month Euro Euribor	(5)	06/2025	EUR	(1,239,688)	—	(1,168)
3-Month SONIA	(43)	09/2022	GBP	(10,604,338)	37,097	—
3-Month SONIA	(4)	12/2022	USD	(988,200)	4,195	—
Amsterdam Index	(4)	03/2022	EUR	(583,456)	16,654	—
Australian 10-Year Bond	(63)	03/2022	AUD	(8,475,402)	45,414	—
Australian 10-Year Bond	(21)	03/2022	AUD	(2,825,134)	38,278	—
Australian 10-Year Bond	(17)	03/2022	AUD	(2,287,013)	4,086	—
Australian 3-Year Bond	(238)	03/2022	AUD	(26,874,165)	112,440	—
Australian Dollar	(61)	03/2022	USD	(4,430,735)	—	(122,638)
Banker’s Acceptance	(5)	03/2023	CAD	(1,221,500)	—	(686)
British Pound	(29)	03/2022	USD	(2,431,469)	—	(20)
CAC40 Index	(4)	03/2022	EUR	(266,200)	4,545	—
Canadian Dollar	(1)	03/2022	USD	(78,825)	—	(332)
Canadian Dollar	(67)	03/2022	USD	(5,281,275)	—	(14,558)
Canadian Government 10-Year Bond	(36)	06/2022	CAD	(4,920,120)	—	(13,613)
Canadian Government 10-Year Bond	(32)	06/2022	CAD	(4,373,440)	—	(36,654)
Cocoa	(2)	05/2022	GBP	(33,800)	642	—
Cocoa	(1)	07/2022	GBP	(17,220)	495	—
Consumer Discretionary Select Sector E-mini	(1)	03/2022	USD	(178,980)	—	(10,021)
DAX Index	(1)	03/2022	EUR	(362,300)	—	(5,888)
DJIA Index E-mini	(1)	03/2022	USD	(169,200)	—	(2,568)
Euro FX	(104)	03/2022	USD	(14,594,450)	106,263	—
Euro FX	(3)	03/2022	USD	(420,994)	2,332	—
Euro FX	(1)	03/2022	USD	(70,163)	1,380	—
Euro FX Micro E-mini	(3)	03/2022	USD	(42,099)	602	—
Euro FX Micro E-mini	(2)	03/2022	USD	(28,066)	535	—
EURO STOXX 50 Index	(14)	03/2022	EUR	(549,780)	5,340	—
Euro/British Pound	(1)	03/2022	GBP	(104,606)	—	(245)
Euro-Bobl	(93)	03/2022	EUR	(12,262,980)	73,002	—
Euro-Bobl	(35)	03/2022	EUR	(4,615,100)	36,387	—
Euro-Bobl	(44)	03/2022	EUR	(5,801,840)	4,029	—
Euro-BTP	(31)	03/2022	EUR	(4,375,650)	111,237	—
Euro-BTP	(31)	03/2022	EUR	(4,375,650)	—	(35,822)
Euro-Bund	(42)	03/2022	EUR	(7,015,680)	89,912	—
Euro-Bund	(33)	03/2022	EUR	(5,512,320)	26,507	—
Euro-Bund	(10)	03/2022	EUR	(1,670,400)	23,102	—
Euro-Buxl 30-Year	(8)	03/2022	EUR	(1,582,240)	47,844	—
Euro-Buxl 30-Year	(2)	03/2022	EUR	(395,560)	—	(1,244)
Euro-Buxl 30-Year	(10)	03/2022	EUR	(1,977,800)	—	(26,354)
Eurodollar 90-Day	(435)	06/2022	USD	(107,575,500)	428,176	—
Eurodollar 90-Day	(28)	09/2022	USD	(6,902,000)	—	(14,740)
Eurodollar 90-Day	(35)	03/2023	USD	(8,582,000)	—	(19,863)
Eurodollar 90-Day	(17)	06/2024	USD	(4,163,513)	—	(8,524)
Eurodollar 90-Day	(8)	06/2025	USD	(1,960,500)	—	(4,111)
Eurodollar 90-Day	(4)	06/2026	USD	(979,950)	—	(1,831)
Euro-OAT	(78)	03/2022	EUR	(12,345,840)	170,744	—
Euro-OAT	(23)	03/2022	EUR	(3,640,440)	96,355	—
Euro-OAT	(22)	03/2022	EUR	(3,482,160)	52,410	—
Euro-Schatz	(32)	03/2022	EUR	(3,583,680)	—	(1,163)
Euro-Schatz	(51)	03/2022	EUR	(5,711,490)	—	(14,562)
Euro-Schatz	(253)	03/2022	EUR	(28,333,470)	—	(59,429)
FCOJ-A	(1)	05/2022	USD	(21,293)	—	(985)
Feeder Cattle	(1)	03/2022	USD	(78,863)	360	—
FTSE China A50 Index	(46)	03/2022	USD	(677,902)	3,971	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
42	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE China A50 Index	(30)	03/2022	USD	(442,110)	—	(726)
FTSE/MIB Index	(2)	03/2022	EUR	(50,834)	908	—
FTSE/MIB Index	(1)	03/2022	EUR	(127,085)	—	(236)
Hang Seng Index	(4)	03/2022	HKD	(4,531,400)	13,129	—
Hang Seng Index	(3)	03/2022	HKD	(3,398,550)	7,993	—
Hang Seng Index	(11)	03/2022	HKD	(2,492,270)	5,414	—
H-Shares Index	(9)	03/2022	HKD	(3,613,950)	11,378	—
H-Shares Index	(9)	03/2022	HKD	(3,613,950)	6,363	—
H-Shares Index Mini	(4)	03/2022	HKD	(321,240)	366	—
IBEX 35 Index	(4)	03/2022	EUR	(339,412)	7,992	—
Industrials Select Sector E-mini	(1)	03/2022	USD	(100,340)	39	—
Japanese 10-Year Government Bond	(2)	03/2022	JPY	(301,000,000)	7,737	—
Japanese 10-Year Government Bond	(11)	03/2022	JPY	(1,655,500,000)	—	(17,190)
Japanese Yen	(114)	03/2022	USD	(12,407,475)	16,446	—
Japanese Yen	(1)	03/2022	USD	(108,838)	—	(1,064)
Long Gilt	(40)	06/2022	GBP	(4,923,200)	—	(42,070)
Long Gilt	(54)	06/2022	GBP	(6,646,320)	—	(64,871)
MSCI EAFE Index	(7)	03/2022	USD	(755,930)	1,018	—
MSCI Emerging Markets Index	(15)	03/2022	USD	(881,625)	17,198	—
MSCI Emerging Markets Index	(13)	03/2022	USD	(764,075)	—	(11,642)
MSCI Singapore Index	(4)	03/2022	SGD	(132,560)	1,212	—
NASDAQ 100 Index E-mini	(1)	03/2022	USD	(284,560)	—	(19,081)
New Zealand Dollar	(2)	03/2022	USD	(135,260)	—	(2,093)
New Zealand Dollar	(92)	03/2022	USD	(6,221,960)	—	(46,952)
Nikkei 225 Index	(1)	03/2022	JPY	(26,560,000)	18,700	—
Nikkei 225 Index	(9)	03/2022	JPY	(23,904,000)	14,769	—
Nikkei 225 Index	(1)	03/2022	JPY	(26,560,000)	11,105	—
Nikkei 225 Index	(6)	03/2022	JPY	(79,650,000)	11,078	—
Nikkei 225 Index	(16)	03/2022	JPY	(42,496,000)	8,753	—
Nikkei 225 Index	(2)	03/2022	JPY	(53,120,000)	1,100	—
OMXS30 Index	(16)	03/2022	SEK	(3,413,200)	9,830	—
OMXS30 Index	(5)	03/2022	SEK	(1,066,625)	—	(4,315)
Real Estate Select Sector E-mini	(1)	03/2022	USD	(54,925)	124	—
Russell 2000 Index E-mini	(3)	03/2022	USD	(306,675)	—	(7,219)
Russell 2000 Index E-mini	(9)	03/2022	USD	(920,025)	—	(24,894)
S&P 500 Index E-mini	(3)	03/2022	USD	(655,200)	—	(26,829)
S&P Mid 400 Index E-mini	(2)	03/2022	USD	(531,600)	—	(6,553)
SGX Nifty Index	(12)	03/2022	USD	(402,720)	—	(3,725)
Short Term Euro-BTP	(81)	03/2022	EUR	(9,125,460)	23,210	—
Short Term Euro-BTP	(28)	03/2022	EUR	(3,154,480)	—	(22,543)
Silver	(1)	05/2022	USD	(121,830)	—	(2,283)
Sugar #11	(4)	04/2022	USD	(79,296)	1,095	—
Sugar #11	(12)	04/2022	USD	(237,888)	—	(902)
Sugar #11	(2)	06/2022	USD	(39,222)	152	—
Sugar #11	(1)	09/2022	USD	(19,712)	98	—
Swiss Franc	(19)	03/2022	USD	(2,591,600)	—	(20,400)
TOPIX Index	(3)	03/2022	JPY	(56,730,000)	5,819	—
TOPIX Index	(1)	03/2022	JPY	(18,910,000)	—	(221)
TOPIX Index	(1)	03/2022	JPY	(18,910,000)	—	(2,659)
TPX Index Mini	(8)	03/2022	JPY	(15,128,000)	—	(2,534)
U.S. Long Bond	(10)	06/2022	USD	(1,566,875)	—	(23,018)
U.S. Long Bond	(12)	06/2022	USD	(1,880,250)	—	(24,963)
U.S. Long Bond	(51)	06/2022	USD	(7,991,063)	—	(102,435)
U.S. Treasury 10-Year Note	(56)	06/2022	USD	(7,136,500)	—	(66,456)
U.S. Treasury 10-Year Note	(71)	06/2022	USD	(9,048,063)	—	(78,356)
U.S. Treasury 2-Year Note	(73)	06/2022	USD	(15,711,539)	—	(52,612)
U.S. Treasury 2-Year Note	(240)	06/2022	USD	(51,654,375)	—	(86,689)
U.S. Treasury 5-Year Note	(72)	06/2022	USD	(8,516,250)	—	(60,063)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	43

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(165)	06/2022	USD	(19,516,406)	—	(157,605)
U.S. Treasury Ultra 10-Year Note	(1)	06/2022	USD	(141,328)	—	(1,415)
U.S. Treasury Ultra 10-Year Note	(26)	06/2022	USD	(3,674,531)	—	(32,553)
U.S. Treasury Ultra 10-Year Note	(32)	06/2022	USD	(4,522,500)	—	(52,967)
U.S. Treasury Ultra 10-Year Note	(122)	06/2022	USD	(17,242,031)	—	(179,360)
U.S. Ultra Treasury Bond	(11)	06/2022	USD	(2,045,313)	—	(25,371)
U.S. Ultra Treasury Bond	(7)	06/2022	USD	(1,301,563)	—	(26,101)
U.S. Ultra Treasury Bond	(38)	06/2022	USD	(7,065,625)	—	(90,233)
Utilities Select Sector E-mini	(1)	03/2022	USD	(68,330)	—	(3,361)
White Sugar #5	(1)	07/2022	USD	(24,165)	—	(91)
WIG 20 Index	(34)	03/2022	PLN	(1,360,680)	26,509	—
Yen Denominated Nikkei 225 Index	(6)	03/2022	JPY	(79,950,000)	—	(23,538)
Total					1,773,869	(1,865,591)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Frontier Group Holdings, Inc.	Goldman Sachs	USD	341,320	265	15.00	03/18/2022	8,901	4,637
Take-Two Interactive Software, Inc.	Goldman Sachs	USD	324,000	20	155.00	03/18/2022	22,745	21,800
Zynga, Inc.	Goldman Sachs	USD	389,532	429	9.00	03/18/2022	16,741	9,438
Total							48,387	35,875

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Cerner Corp.	Goldman Sachs	USD	3,170,500	340	90.00	03/18/2022	18,821	1,700

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Willis Towers Watson PLC	Goldman Sachs	USD	(1,556,100)	(70)	220.00	3/18/2022	(70,446)	(44,100)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cerner Corp.	Goldman Sachs	USD	(1,641,200)	(176)	85.00	03/18/2022	(2,408)	(880)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.390%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	09/28/2025	USD	12,000,000	(150,166)	—	—	—	(150,166)
Fixed rate of 1.688%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	12/07/2025	USD	4,585,000	(28,903)	—	—	—	(28,903)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Citi	09/28/2053	USD	1,000,000	29,581	—	—	29,581	—
3-Month USD LIBOR	Fixed rate of 1.743%	Receives Quarterly, Pays SemiAnnually	Citi	12/07/2053	USD	385,000	22,226	—	—	22,226	—
Total							(127,262)	—	—	51,807	(179,069)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
44	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	176,848	1,847	(176)	—	—	1,671	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	187,390	1,957	(303)	—	—	1,654	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	117,710	1,229	(117)	—	—	1,112	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	103,048	1,076	(167)	—	—	909	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	73,241	764	(56)	—	—	708	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	59,339	619	(50)	—	—	569	—
Total return on Meggitt PLC	SONIA plus 0.550%	Irregular	Goldman Sachs	08/02/2022	GBP	51,696	540	(40)	—	—	500	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	52,232	545	(52)	—	—	493	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	51,979	543	(52)	—	—	491	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	46,652	487	(47)	—	—	440	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	44,581	465	(34)	—	—	431	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	46,861	490	(76)	—	—	414	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	40,632	424	(36)	—	—	388	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	35,186	367	(35)	—	—	332	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	33,898	354	(34)	—	—	320	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	22,544	235	(17)	—	—	218	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	21,627	226	(22)	—	—	204	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	9,357	97	(9)	—	—	88	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	7,927	83	(13)	—	—	70	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	6,735	71	(7)	—	—	64	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	4,641	49	(4)	—	—	45	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	1,624	17	(1)	—	—	16	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	45

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Sanne Group PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	08/26/2022	GBP	465,964	(1,366)	(530)	—	—	—	(1,896)
Total return on CNP Assurances	1-Week Euribor plus 0.550%	Monthly	Goldman Sachs	10/29/2022	EUR	27,795	(89)	(3)	—	—	—	(92)
Total return on CNP Assurances	1-Week Euribor plus 0.550%	Monthly	Goldman Sachs	10/29/2022	EUR	32,373	(104)	(1)	—	—	—	(105)
Total return on CNP Assurances	1-Week Euribor plus 0.550%	Monthly	Goldman Sachs	10/29/2022	EUR	44,995	(144)	(2)	—	—	—	(146)
Total return on CNP Assurances	1-Week Euribor plus 0.550%	Monthly	Goldman Sachs	10/29/2022	EUR	129,601	(416)	(5)	—	—	—	(421)
Total return on CNP Assurances	1-Week Euribor plus 0.550%	Monthly	Goldman Sachs	10/29/2022	EUR	1,221,825	(3,923)	(48)	—	—	—	(3,971)
Total return on Distell Group Holdings Ltd.	1-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2022	ZAR	5,101,703	4,019	(2,866)	—	—	1,153	—
Total return on Distell Group Holdings Ltd.	1-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2022	ZAR	1,458,427	1,149	(387)	—	—	762	—
Total return on Distell Group Holdings Ltd.	1-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2022	ZAR	469,330	370	(128)	—	—	242	—
Total							11,981	(5,318)	—	—	13,294	(6,631)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	4.075%
1-Week EURIBOR	Euro Interbank Offered Rate	(0.567%)
3-Month USD LIBOR	London Interbank Offered Rate	0.504%
SONIA	Sterling Overnight Index Average	0.445%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $85,754,687, which represents 16.49% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(g)	Non-income producing investment.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $1,563,986, which represents 0.30% of total net assets.
(i)	Valuation based on significant unobservable inputs.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2022.
(l)	Zero coupon bond.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
46	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(m)	Represents a security purchased on a when-issued basis.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	The stated interest rate represents the weighted average interest rate at February 28, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	Represents a security purchased on a forward commitment basis.
(q)	At February 28, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth, Inc. Delayed Draw Term Loan 02/15/2029 4.000%	11,000

(r)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(s)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	140,760,522	261,715,591	(247,624,868)	(12,672)	154,838,573	(15,991)	61,198	154,885,039
Abbreviation Legend
ADR	American Depositary Receipt
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	47

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Currency Legend  (continued)
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the consolidated financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
48	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	19,962,277	—	19,962,277
Commercial Mortgage-Backed Securities - Agency	—	3,808,536	—	3,808,536
Commercial Mortgage-Backed Securities - Non-Agency	—	10,551,879	—	10,551,879
Common Stocks
Communication Services	5,636,519	—	—	5,636,519
Consumer Discretionary	5,187,097	1,876,107	—	7,063,204
Consumer Staples	2,244,162	199,410	—	2,443,572
Energy	1,706,625	—	—	1,706,625
Financials	15,099,296	790,669	—	15,889,965
Health Care	11,893,097	4,015,408	1,563,986	17,472,491
Industrials	13,728,240	1,035,218	—	14,763,458
Information Technology	38,938,054	2,582,143	—	41,520,197
Materials	4,867,990	—	—	4,867,990
Real Estate	9,097,656	—	—	9,097,656
Utilities	4,249,600	—	—	4,249,600
Total Common Stocks	112,648,336	10,498,955	1,563,986	124,711,277
Convertible Bonds	—	6,484,079	—	6,484,079
Convertible Preferred Stocks
Communication Services	—	259,560	—	259,560
Health Care	—	333,992	—	333,992
Industrials	—	221,375	—	221,375
Information Technology	—	590,036	—	590,036
Utilities	—	2,391,951	—	2,391,951
Total Convertible Preferred Stocks	—	3,796,914	—	3,796,914
Corporate Bonds & Notes	—	94,371,004	—	94,371,004
Foreign Government Obligations	—	30,872,521	—	30,872,521
Inflation-Indexed Bonds	—	111,973	—	111,973
Municipal Bonds	—	908,894	—	908,894
Preferred Debt	153,495	—	—	153,495
Preferred Stocks
Financials	534,257	—	—	534,257
Total Preferred Stocks	534,257	—	—	534,257
Residential Mortgage-Backed Securities - Agency	—	19,281,471	—	19,281,471
Residential Mortgage-Backed Securities - Non-Agency	—	34,157,202	—	34,157,202
Senior Loans	—	9,715,069	—	9,715,069
Treasury Bills	8,474,106	—	—	8,474,106
U.S. Government & Agency Obligations	—	796,535	—	796,535
U.S. Treasury Obligations	5,500,091	—	—	5,500,091
Options Purchased Calls	35,875	—	—	35,875
Options Purchased Puts	1,700	—	—	1,700
Money Market Funds	154,838,573	—	—	154,838,573
Total Investments in Securities	282,186,433	245,317,309	1,563,986	529,067,728
Investments in Securities Sold Short
Common Stocks
Communication Services	(174,312)	—	—	(174,312)
Financials	(6,404,182)	—	—	(6,404,182)
Industrials	(426,762)	—	—	(426,762)
Information Technology	(1,913,969)	—	—	(1,913,969)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	49

Consolidated Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Materials	(30,016)	—	—	(30,016)
Real Estate	(1,331,827)	—	—	(1,331,827)
Total Common Stocks	(10,281,068)	—	—	(10,281,068)
Exchange-Traded Equity Funds	(468,652)	—	—	(468,652)
Total Investments in Securities Sold Short	(10,749,720)	—	—	(10,749,720)
Total Investments in Securities, Net of Securities Sold Short	271,436,713	245,317,309	1,563,986	518,318,008
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,120,157	—	2,120,157
Futures Contracts	4,495,054	—	—	4,495,054
Swap Contracts	—	65,101	—	65,101
Liability
Forward Foreign Currency Exchange Contracts	—	(1,094,074)	—	(1,094,074)
Futures Contracts	(2,439,418)	—	—	(2,439,418)
Options Contracts Written	(44,980)	—	—	(44,980)
Swap Contracts	—	(185,700)	—	(185,700)
Total	273,447,369	246,222,793	1,563,986	521,234,148
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2022 ($)
Commercial Mortgage-Backed Securities — Non-Agency	319,510	—	—	—	—	—	—	(319,510)	—
Common Stocks	4,955,424	—	455,471	(362,917)	390,372	(5,038,426)	1,164,062	—	1,563,986
Total Return Swap Contracts	2,209	—	—(b)	(2,209)	—	—	—	—	—
Total	5,277,143	—	455,471	(365,126)	390,372	(5,038,426)	1,164,062	(319,510)	1,563,986
Derivative instruments are valued at unrealized appreciation (depreciation).
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2022 was $9,553, which is comprised of Common Stocks of $9,553.
(b) The realized gain (loss) earned on Total Return Swap Contracts during the period was $4,611.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common shares classified as Level 3 securities are valued using an income approach and considered estimates of future distributions from the company. Significant increases (decreases) to any of these estimates would have resulted in a significantly higher (lower) fair value measurement.
Financial Assets were transferred from Level 1 to Level 3 due to lack of an active market. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
50	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $379,843,080)	$374,191,580
Affiliated issuers (cost $154,854,284)	154,838,573
Options purchased (cost $67,208)	37,575
Foreign currency (cost $143,880)	142,922
Cash collateral held at broker for:
Forward foreign currency exchange contracts	2,510,000
Other(a)	9,460,153
Margin deposits on:
Futures contracts	11,934,575
Swap contracts	223,473
Unrealized appreciation on forward foreign currency exchange contracts	2,120,157
Unrealized appreciation on swap contracts	13,294
Receivable for:
Investments sold	6,076,002
Investments sold on a delayed delivery basis	12,589,085
Capital shares sold	1,270,253
Dividends	55,508
Interest	1,653,155
Foreign tax reclaims	28,013
Variation margin for futures contracts	1,609,543
Variation margin for swap contracts	56,219
Prepaid expenses	5,274
Trustees’ deferred compensation plan	105,209
Other assets	6,570
Total assets	578,927,133
Liabilities
Securities sold short, at value (proceeds $10,432,772)	10,749,720
Option contracts written, at value (premiums received $72,854)	44,980
Due to custodian	4,260
Unrealized depreciation on forward foreign currency exchange contracts	1,094,074
Unrealized depreciation on swap contracts	6,631
Payable for:
Investments purchased	9,908,788
Investments purchased on a delayed delivery basis	33,244,074
Capital shares purchased	608,897
Dividends and interest on securities sold short	13,384
Variation margin for futures contracts	2,782,720
Variation margin for swap contracts	38,734
Management services fees	46,917
Transfer agent fees	35,515
Compensation of board members	11,260
Compensation of chief compliance officer	21
Other expenses	42,525
Trustees’ deferred compensation plan	105,209
Total liabilities	58,737,709
Net assets applicable to outstanding capital stock	$520,189,424
Represented by
Paid in capital	589,586,682
Total distributable earnings (loss)	(69,397,258)
Total - representing net assets applicable to outstanding capital stock	$520,189,424
Institutional Class
Net assets	$520,189,424
Shares outstanding	55,066,227
Net asset value per share	$9.45

(a)	Includes collateral related to options contracts written, swap contracts and securities sold short.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	51

Consolidated Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$739,203
Dividends — affiliated issuers	61,198
Interest	3,419,754
Foreign taxes withheld	(10,384)
Total income	4,209,771
Expenses:
Management services fees	2,878,256
Transfer agent fees
Institutional Class	246,147
Compensation of board members	10,777
Custodian fees	55,427
Printing and postage fees	20,437
Registration fees	23,844
Audit fees	24,547
Legal fees	7,542
Interest on collateral	10,219
Dividends and interest on securities sold short	169,617
Compensation of chief compliance officer	63
Other	8,340
Total expenses	3,455,216
Net investment income	754,555
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,270,520
Investments — affiliated issuers	(15,991)
Foreign currency translations	97,448
Forward foreign currency exchange contracts	(2,545,875)
Futures contracts	3,781,721
Options purchased	(960)
Options contracts written	163,898
Securities sold short	(5,026,462)
Swap contracts	21,864
Net realized loss	(253,837)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(13,643,014)
Investments — affiliated issuers	(12,672)
Foreign currency translations	(2,234)
Forward foreign currency exchange contracts	2,021,957
Futures contracts	1,507,571
Options purchased	(280,781)
Options contracts written	27,874
Securities sold short	5,083,157
Swap contracts	(239,147)
Foreign capital gains tax	906
Net change in unrealized appreciation (depreciation)	(5,536,383)
Net realized and unrealized loss	(5,790,220)
Net decrease in net assets resulting from operations	$(5,035,665)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
52	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Consolidated Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment income	$754,555	$1,135,274
Net realized gain (loss)	(253,837)	22,145,903
Net change in unrealized appreciation (depreciation)	(5,536,383)	(3,771,194)
Net increase (decrease) in net assets resulting from operations	(5,035,665)	19,509,983
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(7,521,528)	(4,299,584)
Total distributions to shareholders	(7,521,528)	(4,299,584)
Increase in net assets from capital stock activity	7,826,771	29,342,444
Total increase (decrease) in net assets	(4,730,422)	44,552,843
Net assets at beginning of period	524,919,846	480,367,003
Net assets at end of period	$520,189,424	$524,919,846

	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Subscriptions	5,222,113	49,994,218	10,946,873	105,214,445
Distributions reinvested	797,617	7,521,528	454,502	4,299,584
Redemptions	(5,206,023)	(49,688,975)	(8,383,221)	(80,171,585)
Net increase	813,707	7,826,771	3,018,154	29,342,444
Total net increase	813,707	7,826,771	3,018,154	29,342,444
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	53

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31,
		2021	2020	2019	2018	2017 (a)
Per share data
Net asset value, beginning of period	$9.68	$9.38	$9.36	$9.08	$9.03	$9.10
Income (loss) from investment operations:
Net investment income	0.01	0.02	0.08	0.22	0.11	0.02
Net realized and unrealized gain (loss)	(0.10)	0.36	0.13	0.19	(0.06)	(0.09)
Total from investment operations	(0.09)	0.38	0.21	0.41	0.05	(0.07)
Distributions to shareholders
Distributions from net investment income	(0.14)	(0.08)	(0.19)	(0.13)	—	—
Total distributions to shareholders	(0.14)	(0.08)	(0.19)	(0.13)	—	—
Net asset value, end of period	$9.45	$9.68	$9.38	$9.36	$9.08	$9.03
Total return	(0.97%)	4.12%	2.34%	4.62%	0.55%	(0.77%)
Ratios to average net assets
Total gross expenses(b)	1.32%(c),(d),(e)	1.36%(d),(e)	1.39%(d)	1.27%	1.34%(d)	1.45%(c),(d)
Total net expenses(b),(f)	1.32%(c),(d),(e)	1.36%(d),(e)	1.39%(d)	1.27%	1.34%(d)	1.45%(c),(d)
Net investment income	0.29%(c)	0.23%	0.91%	2.43%	1.18%	0.34%(c)
Supplemental data
Net assets, end of period (in thousands)	$520,189	$524,920	$480,367	$502,726	$570,839	$578,239
Portfolio turnover	74%	203%	188%	226%	256%	444%

Notes to Consolidated Financial Highlights
(a)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	2/28/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017
Institutional Class	0.06%	0.10%	0.10%	—%	0.07%	0.15%

(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
54	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At February 28, 2022, each Subsidiary’s financial statement information is as follows:
	ASGM Offshore Fund, Ltd.	ASMF Offshore Fund, Ltd.
% of consolidated fund net assets	2.16%	1.78%
Net assets	$11,252,170	$9,246,149
Net investment income (loss)	(43,896)	(63,841)
Net realized gain (loss)	4,351,098	1,574,141
Net change in unrealized appreciation (depreciation)	1,169,673	410,767
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates, and to group retirement plan recordkeeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan recordkeeper to offer and/or service Institutional 3 Class shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment manager or consultant to the recordkeeper’s group retirement platform. The Fund does not currently offer Institutional 3 Class shares. The Fund offers the share class listed in the Consolidated Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	55

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
56	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	57

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to generate total return through long and short positions versus the U.S. dollar and to generate alpha. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
58	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions, to generate alpha and to manage exposure to the commodities markets, government bonds and currency markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments, to protect gains and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	59

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate, to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate and to more efficiently gain access to a market. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying
60	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2022:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	362,878*
Equity risk	Investments, at value — Options Purchased	37,575
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	13,294*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,120,157
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	136,727*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,499,687*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	51,807*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,495,762*
Total		6,717,887

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	452,533*
Equity risk	Options contracts written, at value	44,980
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	6,631*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,094,074
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	219,723*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,497,018*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	179,069*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	270,144*
Total		3,764,172

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	61

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended February 28, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	5,971,946	—	—	(5,775)	5,966,171
Equity risk	—	(2,960,035)	163,898	(960)	57,259	(2,739,838)
Foreign exchange risk	(2,545,875)	(590,792)	—	—	—	(3,136,667)
Interest rate risk	—	1,360,602	—	—	(29,620)	1,330,982
Total	(2,545,875)	3,781,721	163,898	(960)	21,864	1,420,648

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	1,588,202	—	—	—	1,588,202
Equity risk	—	(1,027,162)	27,874	(280,781)	(135,360)	(1,415,429)
Foreign exchange risk	2,021,957	471,466	—	—	—	2,493,423
Interest rate risk	—	475,065	—	—	(103,787)	371,278
Total	2,021,957	1,507,571	27,874	(280,781)	(239,147)	3,037,474
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	121,151,063
Futures contracts — short	635,309,726

Derivative instrument	Average value ($)*
Options contracts — purchased	312,494
Options contracts — written	(24,044)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	2,792,313	(2,743,494)
Interest rate swap contracts	25,904	(132,806)
Total return swap contracts	32,420	(94,350)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2022.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur
62	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Consolidated Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	63

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Consolidated Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. In addition, the collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security and may receive rebate income from the investment of collateral. The net amount of income or fees is included in "Interest income" (for net income received) or “Dividends and interest on securities sold short” (for net expense) in the Consolidated Statement of Operations. A short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
64	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2022:
	ANZ Securities ($)	Barclays ($)	CIBC ($)	Citi ($) (a)	Citi ($) (a)	Deutsche Bank ($)	Goldman Sachs ($) (a)	Goldman Sachs ($) (a)	HSBC ($)	JPMorgan ($) (a)	JPMorgan ($) (a)	Morgan Stanley ($)	National Australia Bank ($)	RBC Capital Markets ($)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	56,219	-	-	-	-	-	-	-	-	-	-	-	-	-	56,219
Forward foreign currency exchange contracts	6,209	20,735	71,555	-	14,613	4,409	146,482	4,548	26,250	1,667,171	5,428	112,881	-	12,092	-	26,077	1,707	2,120,157
Options purchased calls	-	-	-	-	-	-	35,875	-	-	-	-	-	-	-	-	-	-	35,875
Options purchased puts	-	-	-	-	-	-	1,700	-	-	-	-	-	-	-	-	-	-	1,700
OTC total return swap contracts (c)	-	-	-	-	-	-	13,294	-	-	-	-	-	-	-	-	-	-	13,294
Total assets	6,209	20,735	71,555	56,219	14,613	4,409	197,351	4,548	26,250	1,667,171	5,428	112,881	-	12,092	-	26,077	1,707	2,227,245
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	38,734	-	-	-	-	-	-	-	-	-	-	-	-	-	38,734
Forward foreign currency exchange contracts	7,749	52,089	10,616	-	25,178	84,809	100,654	30,795	39,359	642,823	18,510	12,019	1,429	26,796	3,344	30,532	7,372	1,094,074
Options contracts written	-	-	-	-	-	-	44,980	-	-	-	-	-	-	-	-	-	-	44,980
OTC total return swap contracts (c)	-	-	-	-	-	-	6,631	-	-	-	-	-	-	-	-	-	-	6,631
Securities borrowed	-	-	-	-	-	-	10,749,720	-	-	-	-	-	-	-	-	-	-	10,749,720
Total liabilities	7,749	52,089	10,616	38,734	25,178	84,809	10,901,985	30,795	39,359	642,823	18,510	12,019	1,429	26,796	3,344	30,532	7,372	11,934,139
Total financial and derivative net assets	(1,540)	(31,354)	60,939	17,485	(10,565)	(80,400)	(10,704,634)	(26,247)	(13,109)	1,024,348	(13,082)	100,862	(1,429)	(14,704)	(3,344)	(4,455)	(5,665)	(9,706,894)
Total collateral received (pledged) (d)	-	-	-	-	-	-	(10,704,634)	-	-	-	-	-	-	-	-	-	-	(10,704,634)
Net amount (e)	(1,540)	(31,354)	60,939	17,485	(10,565)	(80,400)	-	(26,247)	(13,109)	1,024,348	(13,082)	100,862	(1,429)	(14,704)	(3,344)	(4,455)	(5,665)	997,740

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	65

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Consolidated Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
66	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 1.10% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AlphaSimplex Group, LLC, Manulife Investment Management (US) LLC, TCW Investment Management Company LLC and Water Island Capital, LLC, each of which subadvises a portion of the assets of the Fund. Effective January 12, 2022, the Investment Manager has entered into a Subadvisory Agreement with Crabel Capital Management, LLC to serve as a subadviser to a portion of the assets of the Fund. Prior to January 12, 2022, AQR Capital Management, LLC served as a subadviser to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	67

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.09
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
68	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2022 through December 31, 2022	Prior to January 1, 2022
Institutional Class	1.37%	1.43%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
524,259,000	11,978,000	(15,003,000)	(3,025,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(24,500,109)	(24,500,109)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	69

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $350,681,496 and $289,770,465, respectively, for the six months ended February 28, 2022, of which $93,739,277 and $90,281,939, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
70	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after this date on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to the elimination of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	71

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the
72	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
February 28, 2022 (Unaudited)
fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At February 28, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short selling risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	73

 Approval of Management and SubadvisoryAgreements
At the September 15-16, 2021 (the “September Meeting”), the Fund’s Board of Trustees (the “Board”), including a majority of the Board members who are not interested persons of the Fund within the meaning of the 1940 Act (the “Independent Trustees”), upon the recommendation of the Investment Manager, unanimously approved a Subadvisory Agreement (the “Subadvisory Agreement”) between the Investment Manager and Crabel Capital Management, LLC (“Crabel”) with respect to the Fund.
At the September Meeting, independent legal counsel to the Independent Trustees reviewed with the Board the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board and its Contracts, Compliance, and Investment Oversight Committees in connection with the Board’s evaluation of Crabel’s proposed services.
The Trustees held discussions with the Investment Manager and Crabel and reviewed and considered various written materials and oral presentations in connection with the evaluation of Crabel’s proposed services, including the reports from management with respect to the fees and terms of the proposed Subadvisory Agreement and Crabel’s investment strategy/style and performance and from the Compliance Committee, with respect to the code of ethics and compliance program of Crabel. In considering the Subadvisory Agreement, the Board reviewed, among other things:
•	Terms of the Subadvisory Agreement;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of various services proposed to be performed by Crabel under the Subadvisory Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the experience and resources of Crabel, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of Crabel’s compliance program; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, Extent and Quality of Services
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Crabel as a subadviser for the Fund, as well as the history, expertise, resources and capabilities, and the qualifications of the personnel of Crabel. The Board considered the diligence andselection process undertaken by the Investment Manager to select Crabel, including the Investment Manager’s rationale for recommending Crabel, and the process for monitoring Crabel’s ongoing performance of services for the Fund. The Board observed that Crabel’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined by him to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had beenpresented regarding Crabel’s ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board also considered the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of Crabel. The Board also noted the presentation by Crabel to the Board’s Investment Oversight Committee.
The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. Independent legal counsel noted that the proposed Subadvisory Agreement was generally similar in scope and form to subadvisory agreements applicable to other subadvised Funds. The Board noted the Investment Manager’s representation that Crabel has experience subadvising registered mutual funds.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund supported the approval of the Subadvisory Agreement.
74	Multi-Manager Alternative Strategies Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)

Investment Performance of Crabel
The Board observed Crabel’s relevant performance results versus a broad-based benchmark and versus peers over various periods.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of Crabel, in light of other considerations, supported the approval of the Subadvisory Agreement.
Comparative Fees, Costs of Services Provided and Profitability
The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Crabel would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for Crabel are within a reasonable range of subadvisory fees paid by the Investment Manager to the subadvisers of other Funds with similar strategies. The Trustees observed that management fees, which are not proposed to change, remain within the range of other peers and that the Fund’s expense ratio also remains within the range of other peers.
Additionally, the Board considered the expected slight increase in total profitability of the Investment Manager and its affiliates in connection with the hiring of Crabel. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to Crabel from its relationship with the Fund.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed level of subadvisory fees, anticipated costs of services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreement.
Economies of Scale
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered, in this regard, the expected slight increase in profitability to the Investment Manager from its management agreement with the Fund as a result of the proposed engagement of Crabel. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund. The Board also observed that fees to be paid under the Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s management agreement with the Investment Manager continues to provide for sharing of economies of scale as management fees decline as assets increase at pre-established breakpoints.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On September 16, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Subadvisory Agreement appeared fair and reasonable in light of the services proposed to be provided and approved the Subadvisory Agreement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2022	75

Multi-Manager Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR100_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Columbia Balanced Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Balanced Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Balanced Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks high total return by investing in common stocks and debt securities.
Portfolio management
Guy Pope, CFA
Lead Portfolio Manager
Managed Fund since 1997
Jason Callan
Portfolio Manager
Managed Fund since 2018
Gregory Liechty
Portfolio Manager
Managed Fund since 2011
Ronald Stahl, CFA
Portfolio Manager
Managed Fund since 2005
Average annual total returns (%) (for the period ended February 28, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-3.46	7.90	10.23	9.91
	Including sales charges		-9.01	1.69	8.93	9.26
Advisor Class*		11/08/12	-3.36	8.14	10.50	10.19
Class C	Excluding sales charges	10/13/03	-3.84	7.07	9.40	9.09
	Including sales charges		-4.72	6.08	9.40	9.09
Institutional Class		10/01/91	-3.36	8.15	10.50	10.18
Institutional 2 Class		03/07/11	-3.34	8.20	10.55	10.27
Institutional 3 Class*		11/08/12	-3.31	8.23	10.61	10.31
Class R		09/27/10	-3.58	7.61	9.95	9.64
Blended Benchmark			-3.09	8.58	10.35	9.83
S&P 500 Index			-2.62	16.39	15.17	14.59
Bloomberg U.S. Aggregate Bond Index			-4.07	-2.64	2.71	2.47
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom composite consisting of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. Effective August 24, 2021, the Bloomberg Barclays U.S. Aggregate Bond Index was re-branded as the Bloomberg U.S. Aggregate Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Balanced Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2022)
Asset-Backed Securities — Non-Agency	6.3
Commercial Mortgage-Backed Securities - Non-Agency	5.6
Common Stocks	59.6
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	6.3
Exchange-Traded Equity Funds	0.8
Foreign Government Obligations	0.0(a)
Money Market Funds	5.4
Residential Mortgage-Backed Securities - Agency	5.2
Residential Mortgage-Backed Securities - Non-Agency	10.5
Senior Loans	0.0(a)
U.S. Treasury Obligations	0.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Balanced Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	965.40	1,020.23	4.48	4.61	0.92
Advisor Class	1,000.00	1,000.00	966.40	1,021.47	3.27	3.36	0.67
Class C	1,000.00	1,000.00	961.60	1,016.51	8.12	8.35	1.67
Institutional Class	1,000.00	1,000.00	966.40	1,021.47	3.27	3.36	0.67
Institutional 2 Class	1,000.00	1,000.00	966.60	1,021.62	3.12	3.21	0.64
Institutional 3 Class	1,000.00	1,000.00	966.90	1,021.92	2.83	2.91	0.58
Class R	1,000.00	1,000.00	964.20	1,018.99	5.70	5.86	1.17
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Balanced Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	18,025,000	18,116,183
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	8,225,000	8,160,120
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	3,850,000	3,745,774
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	1.891%	12,575,000	12,540,821
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	1.404%	5,925,000	5,871,361
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	5,364,414	5,222,092
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month USD LIBOR + 3.200% Floor 3.200% 01/15/2035	1.500%	3,025,000	3,022,979
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.691%	3,450,000	3,410,014
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	2,100,000	2,049,763
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 01/22/2035	2.016%	15,750,000	15,623,323
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.941%	22,000,000	21,871,300
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	1.211%	6,725,000	6,644,677
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.394%	12,000,000	11,922,060
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month USD LIBOR + 2.800% 04/30/2031	3.099%	1,925,000	1,878,005
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.654%	2,000,000	1,966,002
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.704%	21,575,000	21,354,439
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,599,825
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	5,950,000	5,979,690
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	5,725,915	5,596,009
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	732,783	733,452
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	5,567	5,570
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	1,175,000	1,155,992
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	1,875,000	1,892,040
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	22,110,000	21,414,640
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	1.261%	8,450,000	8,390,140
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	1.209%	13,175,000	13,060,285
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.791%	6,025,000	6,019,342
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	10,025,000	10,122,772
Series 2020-2A Class D
03/16/2026	4.730%	850,000	882,924
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	8,900,000	8,915,231
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	6,125,000	6,037,468
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	8,925,000	9,009,715
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	6,500,000	6,565,259
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	2,200,000	2,278,989
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	3,775,000	3,766,295
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	7,752,000	7,553,783
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	25,630,000	24,872,982
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	2,017,072	2,051,938
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	5,075,000	4,928,439
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	600,000	597,040
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	6,125,000	6,169,947
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	9,550,000	9,591,418
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	1.354%	9,175,000	9,106,371
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	1,534,862	1,562,102
Series 2019-AA Class A
07/25/2033	2.340%	3,635,656	3,659,507
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.704%	25,675,000	25,667,143
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	10,200,000	10,293,585
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	4,375,698	4,306,503
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.398%	3,025,000	3,012,171
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	1.959%	16,325,000	16,316,984
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	1.341%	13,830,000	13,779,645
Marlette Funding Trust(a)
Series 2019-3A Class B
09/17/2029	3.070%	1,472,413	1,473,316
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	582,371	582,938
MVW Owner Trust(a)
Series 2016-1A Class A
12/20/2033	2.250%	612,933	614,621
Series 2017-1A Class A
12/20/2034	2.420%	3,231,338	3,240,740
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	6,735,000	6,728,419

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	2.104%	22,575,000	22,373,992
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	270,149	270,721
Series 2020-1A Class A
02/20/2025	1.710%	8,921,518	8,896,234
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/22/2036	1.278%	8,625,000	8,591,302
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	1.378%	4,025,000	4,014,982
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,325,000	4,237,116
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	1.878%	10,000,000	9,875,480
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/15/2030	0.691%	12,200,000	12,116,247
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	1.791%	3,000,000	2,994,741
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	7,000,000	6,858,524
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,233,705
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	1,018,269
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	5,825,000	5,858,220
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	18,975,000	18,963,636
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	8,025,000	8,042,151
Series 2020-1A Class C
08/21/2028	2.600%	4,850,000	4,834,144
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	1,120,522	1,142,740
Series 2018-3A Class A
09/20/2035	3.690%	792,584	805,453
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	4,200,000	4,110,412
United Auto Credit Securitization Trust(a)
Series 2020-1 Class D
02/10/2025	2.880%	6,775,000	6,811,461
Upstart Pass-Through Trust(a),(c)
Series 2021-ST10 Class A
01/20/2030	2.250%	20,880,829	20,880,829
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	1,427,105	1,421,425
Series 2021-ST7 Class A
09/20/2029	1.850%	5,621,886	5,512,404
Series 2021-ST9 Class A
11/20/2029	1.700%	2,818,677	2,763,071
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	3,640,175	3,637,393
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	2,860,000	2,805,911
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	2,844,000	2,766,634
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	1,810,179	1,842,272
Total Asset-Backed Securities — Non-Agency (Cost $591,313,717)			587,613,612

Commercial Mortgage-Backed Securities - Non-Agency 5.8%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	7,955,000	8,218,317
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,640,410	2,704,163
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,079,612	3,145,718

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,211,147	3,306,773
Series 2015-SFR2 Class A
10/17/2052	3.732%	2,423,085	2,515,321
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,763,631
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	1.641%	16,800,000	16,667,981
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.441%	7,370,000	7,201,808
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.691%	3,975,000	3,884,287
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	8,475,000	8,565,319
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.442%	14,823,000	14,823,055
BPR Trust(a),(b)
Subordinated Series 2021-TY Class D
1-month USD LIBOR + 2.350% Floor 2.350% 09/15/2038	2.541%	6,000,000	5,917,450
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.441%	6,056,250	5,999,456
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	1.408%	14,175,000	13,713,986
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.778%	4,422,000	4,333,542
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.078%	3,895,000	3,797,609
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	3.241%	24,120,474	23,543,631
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2020-420K Class C
11/10/2042	3.312%	2,500,000	2,416,816
Subordinated Series 2020-420K Class D
11/10/2042	3.422%	2,250,000	2,049,119
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.216%	11,925,000	11,686,387
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class D
02/10/2037	3.633%	2,925,000	2,825,001
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	3,026,937
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	23,720,000	24,176,887
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	2.956%	1,913,225	1,886,928
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	3.806%	1,987,766	1,957,962
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	4,225,000	4,111,750
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	17,827,880
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,972,468
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2036	2.210%	5,425,000	5,335,701

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	6,506,588	6,212,390
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	42,458,335	40,525,598
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 03/17/2037	0.892%	11,526,094	11,480,257
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 06/17/2037	1.091%	2,083,377	2,082,080
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.191%	3,935,546	3,929,094
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.220%	20,269,401	20,244,111
JPMBB Commercial Mortgage Securities Trust(d)
Series 2013-C14 Class ASB
08/15/2046	3.761%	1,496,566	1,518,576
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	3,800,000	3,533,665
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,500,000	1,372,458
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	1.441%	2,325,000	2,269,679
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	1.591%	4,472,514	4,332,743
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	5,928,750	5,964,949
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	14,369,078
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	10,754,415	11,040,213
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	7,392,500	7,026,322
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.391%	6,950,000	6,880,514
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.941%	2,600,000	2,574,005
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	4,750,000	4,731,062
Series 2019-SFR3 Class D
09/17/2036	2.871%	7,049,000	6,987,652
Series 2019-SFR4 Class C
10/17/2036	3.036%	17,766,000	17,672,386
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	2,029,687
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	4,107,045
Series 2020-SFR2 Class A
06/17/2037	2.078%	2,575,000	2,564,499
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	6,350,000	6,260,413
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	600,000	599,196
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	775,000	782,021
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	11,032,813
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/15/2032	3.834%	7,141,000	7,260,377
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	3.091%	3,025,000	2,972,021
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	1.600%	30,525,000	30,381,786
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	3,982,669

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,160,423
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	8,550,000	8,587,486
Series 2013-C5 Class A3
03/10/2046	2.920%	271,950	272,456
Series 2013-C5 Class A4
03/10/2046	3.185%	11,091,000	11,166,411
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	6,658,082	6,696,018
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	2.281%	3,400,000	3,280,970
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.391%	4,750,000	4,705,448
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	3.691%	3,925,000	3,870,994
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	8,555,124	8,591,297
Series 2013-C15 Class A3
08/15/2046	3.881%	4,276,922	4,345,435
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $531,493,306)			516,772,180

Common Stocks 62.3%
Issuer	Shares	Value ($)
Communication Services 8.2%
Entertainment 2.1%
Endeavor Group Holdings, Inc., Class A(e)	690,837	20,814,919
Netflix, Inc.(e)	85,495	33,729,487
Take-Two Interactive Software, Inc.(e)	475,685	77,060,970
Walt Disney Co. (The)(e)	371,771	55,193,123
Total		186,798,499
Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services 4.8%
Alphabet, Inc., Class A(e)	54,990	148,535,688
Alphabet, Inc., Class C(e)	58,445	157,674,090
Meta Platforms, Inc., Class A(e)	448,031	94,547,982
Snap, Inc.(e)	781,036	31,194,578
Total		431,952,338
Media 0.5%
Comcast Corp., Class A	920,441	43,039,821
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc.(e)	585,949	72,194,776
Total Communication Services		733,985,434
Consumer Discretionary 5.8%
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	292,038	71,482,141
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(e)	84,030	258,077,978
eBay, Inc.	1,112,240	60,717,181
Total		318,795,159
Specialty Retail 0.5%
Lowe’s Companies, Inc.	216,603	47,882,259
Textiles, Apparel & Luxury Goods 0.9%
Tapestry, Inc.	1,301,205	53,219,285
Under Armour, Inc., Class A(e)	1,364,218	24,405,860
Total		77,625,145
Total Consumer Discretionary		515,784,704
Consumer Staples 3.0%
Food & Staples Retailing 1.8%
Sysco Corp.	1,279,049	111,405,168
Walmart, Inc.	390,436	52,771,330
Total		164,176,498
Food Products 1.0%
Mondelez International, Inc., Class A	1,312,039	85,912,314
Tobacco 0.2%
Philip Morris International, Inc.	140,480	14,198,313
Total Consumer Staples		264,287,125

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
Canadian Natural Resources Ltd.	915,307	51,101,590
Chevron Corp.	705,246	101,555,424
EOG Resources, Inc.	506,225	58,175,377
Total		210,832,391
Total Energy		210,832,391
Financials 6.9%
Banks 2.3%
Bank of America Corp.	2,701,361	119,400,156
JPMorgan Chase & Co.	585,507	83,024,893
Total		202,425,049
Capital Markets 2.1%
BlackRock, Inc.	72,381	53,843,502
Morgan Stanley	229,862	20,857,678
MSCI, Inc.	69,160	34,696,880
State Street Corp.	924,548	78,891,681
Total		188,289,741
Consumer Finance 0.2%
American Express Co.	106,598	20,737,575
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(e)	468,399	150,566,858
Insurance 0.6%
Aon PLC, Class A	43,558	12,725,034
Willis Towers Watson PLC	185,205	41,171,072
Total		53,896,106
Total Financials		615,915,329
Health Care 7.9%
Biotechnology 1.1%
BioMarin Pharmaceutical, Inc.(e)	473,116	36,959,822
Vertex Pharmaceuticals, Inc.(e)	267,083	61,434,432
Total		98,394,254
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	410,494	49,513,786
Baxter International, Inc.	529,637	45,003,256
Dentsply Sirona, Inc.	959,920	51,970,069
Medtronic PLC	868,741	91,209,118
Total		237,696,229
Health Care Providers & Services 1.6%
Anthem, Inc.	142,079	64,198,396
CVS Health Corp.	786,405	81,510,878
Total		145,709,274
Pharmaceuticals 2.5%
Eli Lilly & Co.	331,709	82,910,664
Johnson & Johnson	873,575	143,764,238
Total		226,674,902
Total Health Care		708,474,659
Industrials 5.2%
Aerospace & Defense 2.1%
Raytheon Technologies Corp.	1,850,565	190,053,026
Airlines 0.8%
Southwest Airlines Co.(e)	1,645,503	72,073,031
Building Products 0.1%
Carrier Global Corp.	249,313	11,189,167
Industrial Conglomerates 0.7%
Honeywell International, Inc.	333,005	63,187,699
Road & Rail 1.5%
Uber Technologies, Inc.(e)	1,930,973	69,572,957
Union Pacific Corp.	243,921	59,992,370
Total		129,565,327
Total Industrials		466,068,250
Information Technology 18.5%
Communications Equipment 0.4%
Cisco Systems, Inc.	642,579	35,836,631
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	826,489	117,716,828
IT Services 3.3%
Akamai Technologies, Inc.(e)	295,866	32,030,453
Fidelity National Information Services, Inc.	148,302	14,122,799

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	278,991	37,211,820
International Business Machines Corp.	179,986	22,050,085
MasterCard, Inc., Class A	267,080	96,367,806
PayPal Holdings, Inc.(e)	301,193	33,712,532
Visa, Inc., Class A	244,465	52,833,776
Total		288,329,271
Semiconductors & Semiconductor Equipment 2.6%
GlobalFoundries, Inc.(e)	271,491	16,501,223
Lam Research Corp.	118,813	66,695,678
Marvell Technology, Inc.	380,765	26,017,672
Micron Technology, Inc.	582,495	51,760,506
NVIDIA Corp.	289,150	70,509,227
Total		231,484,306
Software 6.9%
Adobe, Inc.(e)	127,305	59,538,003
Autodesk, Inc.(e)	76,275	16,798,043
Intuit, Inc.	140,640	66,715,397
Microsoft Corp.	1,267,833	378,815,822
Palo Alto Networks, Inc.(e)	158,027	93,907,545
Total		615,774,810
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	2,157,710	356,281,075
Total Information Technology		1,645,422,921
Materials 2.3%
Chemicals 2.1%
Air Products & Chemicals, Inc.	53,444	12,628,817
Corteva, Inc.	1,149,775	59,822,793
Ecolab, Inc.	187,314	33,015,966
International Flavors & Fragrances, Inc.	426,142	56,676,886
Nutrien Ltd.	290,552	24,984,567
Total		187,129,029
Metals & Mining 0.2%
Newmont Corp.	246,561	16,322,338
Total Materials		203,451,367
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.5%
American Tower Corp.	191,720	43,495,516
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.3%
Zillow Group, Inc., Class C(e)	487,675	28,051,066
Total Real Estate		71,546,582
Utilities 1.3%
Electric Utilities 0.8%
American Electric Power Co., Inc.	797,728	72,314,043
Multi-Utilities 0.5%
Public Service Enterprise Group, Inc.	699,909	45,375,101
Total Utilities		117,689,144
Total Common Stocks (Cost $3,338,176,494)		5,553,457,906

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	540,000	489,780
Total Convertible Bonds (Cost $510,886)			489,780

Corporate Bonds & Notes 6.6%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	7,500,000	7,646,094
Boeing Co. (The)
05/01/2040	5.705%	7,835,000	9,127,200
Bombardier, Inc.(a)
12/01/2024	7.500%	131,000	135,667
04/15/2027	7.875%	436,000	442,012
Harris Corp.
06/15/2028	4.400%	3,090,000	3,340,315
Lockheed Martin Corp.
06/15/2050	2.800%	1,670,000	1,504,043
Northrop Grumman Corp.(a)
02/15/2031	7.750%	2,319,000	3,111,801
TransDigm, Inc.(a)
12/15/2025	8.000%	389,000	406,170
03/15/2026	6.250%	1,156,000	1,190,561
TransDigm, Inc.
11/15/2027	5.500%	455,000	453,227
05/01/2029	4.875%	285,000	272,728
Total			27,629,818

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	226,000	219,745
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	731,031	749,158
04/20/2029	5.750%	132,298	135,206
Delta Air Lines, Inc.
01/15/2026	7.375%	234,000	262,752
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	398,484	404,599
United Airlines, Inc.(a)
04/15/2026	4.375%	174,000	173,639
04/15/2029	4.625%	195,000	190,406
Total			2,135,505
Automotive 0.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	330,000	334,437
Ford Motor Co.
02/12/2032	3.250%	247,000	233,147
Ford Motor Credit Co. LLC
06/16/2025	5.125%	198,000	206,952
11/13/2025	3.375%	596,000	588,366
01/09/2027	4.271%	350,000	354,000
08/17/2027	4.125%	342,000	343,949
02/16/2028	2.900%	200,000	187,314
11/13/2030	4.000%	241,000	239,006
IAA Spinco, Inc.(a)
06/15/2027	5.500%	527,000	536,366
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	238,000	239,604
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	203,000	193,676
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	796,000	806,582
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	115,000	118,915
05/15/2027	8.500%	264,000	275,561
Tenneco, Inc.(a)
01/15/2029	7.875%	386,000	407,766
04/15/2029	5.125%	198,000	198,280
Total			5,263,921
Banking 1.3%
Bank of America Corp.(g)
04/23/2040	4.078%	20,000,000	21,180,684
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	8,767,000	9,355,061
Discover Bank
09/13/2028	4.650%	4,950,000	5,373,201
Goldman Sachs Group, Inc. (The)(g)
02/24/2033	3.102%	14,650,000	14,410,690
HSBC Holdings PLC(g)
05/24/2032	2.804%	9,000,000	8,495,325
JPMorgan Chase & Co.(g)
Subordinated
05/13/2031	2.956%	21,600,000	20,969,829
Morgan Stanley(g)
01/22/2031	2.699%	14,000,000	13,570,500
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	2,200,000	2,163,276
State Street Corp.
Subordinated
03/03/2031	2.200%	9,361,000	8,820,293
Wells Fargo & Co.(g)
04/30/2041	3.068%	12,260,000	11,436,983
Total			115,775,842
Brokerage/Asset Managers/Exchanges 0.0%
Hightower Holding LLC(a)
04/15/2029	6.750%	362,000	360,850
NFP Corp.(a)
08/15/2028	4.875%	358,000	346,565
08/15/2028	6.875%	822,000	763,727
Total			1,471,142
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	290,000	284,301
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	383,000	384,130
05/15/2029	4.125%	230,000	214,293
Interface, Inc.(a)
12/01/2028	5.500%	145,000	146,062
James Hardie International Finance DAC(a)
01/15/2028	5.000%	347,000	349,390
SRS Distribution, Inc.(a)
07/01/2028	4.625%	175,000	167,509
07/01/2029	6.125%	340,000	323,908
12/01/2029	6.000%	425,000	401,583
White Cap Buyer LLC(a)
10/15/2028	6.875%	486,000	483,731
Total			2,754,907

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	526,000	532,783
03/01/2030	4.750%	792,000	778,026
08/15/2030	4.500%	842,000	811,329
02/01/2031	4.250%	265,000	248,717
02/01/2032	4.750%	342,000	332,475
Comcast Corp.
08/15/2035	4.400%	2,825,000	3,152,353
CSC Holdings LLC(a)
02/01/2028	5.375%	318,000	309,333
02/01/2029	6.500%	366,000	370,487
01/15/2030	5.750%	413,000	365,407
12/01/2030	4.125%	439,000	394,520
02/15/2031	3.375%	287,000	244,014
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	413,000	412,536
DISH DBS Corp.
07/01/2026	7.750%	118,000	119,077
06/01/2029	5.125%	400,000	337,312
DISH DBS Corp.(a)
12/01/2028	5.750%	621,000	594,612
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	404,000	386,443
09/15/2028	6.500%	594,000	564,164
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	252,000	240,732
07/01/2029	5.500%	227,000	232,120
Time Warner Cable LLC
05/01/2037	6.550%	8,210,000	9,850,946
Videotron Ltd.(a)
06/15/2029	3.625%	197,000	187,451
Virgin Media Finance PLC(a)
07/15/2030	5.000%	400,000	376,158
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	252,000	251,553
08/15/2030	4.500%	237,000	223,680
VZ Secured Financing BV(a)
01/15/2032	5.000%	636,000	616,935
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	459,000	428,253
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	332,000	337,815
Ziggo BV(a)
01/15/2030	4.875%	344,000	330,640
Total			23,029,871
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	206,000	189,069
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	553,000	555,003
Dow Chemical Co. (The)
10/01/2034	4.250%	5,000,000	5,406,331
Element Solutions, Inc.(a)
09/01/2028	3.875%	502,000	476,685
HB Fuller Co.
10/15/2028	4.250%	356,000	338,924
Herens Holdco Sarl(a)
05/15/2028	4.750%	283,000	265,189
Ingevity Corp.(a)
11/01/2028	3.875%	360,000	338,949
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	343,000	365,595
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%	167,000	167,743
LYB International Finance BV
03/15/2044	4.875%	2,000,000	2,198,262
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	352,000	329,038
10/01/2029	6.250%	105,000	96,336
SPCM SA(a)
03/15/2027	3.125%	27,000	25,550
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	213,000	205,005
09/30/2029	7.500%	71,000	64,801
WR Grace Holdings LLC(a)
06/15/2027	4.875%	396,000	394,373
08/15/2029	5.625%	708,000	680,258
Total			12,097,111
Construction Machinery 0.0%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	191,000	196,406
Ritchie Bros Holdings, Inc.(a)
12/15/2031	4.750%	528,000	525,361
United Rentals North America, Inc.
01/15/2030	5.250%	198,000	206,031
Total			927,798
Consumer Cyclical Services 0.0%
APX Group, Inc.(a)
02/15/2027	6.750%	134,000	137,628
07/15/2029	5.750%	35,000	31,439

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(a)
06/01/2028	4.250%	133,000	125,907
12/01/2028	6.125%	208,000	194,842
Match Group, Inc.(a)
02/15/2029	5.625%	191,000	197,999
Staples, Inc.(a)
04/15/2026	7.500%	352,000	347,685
04/15/2027	10.750%	37,000	34,536
Uber Technologies, Inc.(a)
05/15/2025	7.500%	443,000	460,880
01/15/2028	6.250%	220,000	224,362
08/15/2029	4.500%	689,000	659,334
Total			2,414,612
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	479,000	494,709
Mattel, Inc.(a)
04/01/2026	3.375%	140,000	139,030
04/01/2029	3.750%	434,000	434,832
Prestige Brands, Inc.(a)
01/15/2028	5.125%	399,000	401,541
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	136,000	126,480
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	123,000	110,532
Total			1,707,124
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	201,000	194,504
Carrier Global Corp.
04/05/2040	3.377%	9,000,000	8,464,774
CFX Escrow Corp.(a)
02/15/2026	6.375%	306,000	315,356
Gates Global LLC/Co.(a)
01/15/2026	6.250%	640,000	654,388
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	6,500,000	7,324,745
Honeywell International, Inc.
06/01/2050	2.800%	2,000,000	1,892,031
Madison IAQ LLC(a)
06/30/2028	4.125%	207,000	195,819
06/30/2029	5.875%	413,000	374,617
Resideo Funding, Inc.(a)
09/01/2029	4.000%	372,000	334,376
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	71,000	73,528
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vertical Holdco GmbH(a)
07/15/2028	7.625%	184,000	187,268
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	275,000	274,146
Welbilt, Inc.
02/15/2024	9.500%	103,000	103,416
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	331,000	346,434
06/15/2028	7.250%	326,000	350,078
Total			21,085,480
Electric 0.7%
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	2,099,000	2,264,939
Calpine Corp.(a)
02/15/2028	4.500%	356,000	347,431
03/15/2028	5.125%	173,000	166,832
CenterPoint Energy, Inc.
06/01/2031	2.650%	5,875,000	5,624,902
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	645,000	648,837
02/15/2031	3.750%	479,000	446,003
01/15/2032	3.750%	126,000	117,857
CMS Energy Corp.
03/01/2044	4.875%	1,612,000	1,850,284
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	2,686,942
Dominion Energy, Inc.
08/15/2031	2.250%	6,285,000	5,821,953
Emera US Finance LP
06/15/2046	4.750%	6,485,000	6,915,010
Eversource Energy
03/01/2032	3.375%	3,625,000	3,671,897
Indiana Michigan Power Co.
03/15/2037	6.050%	3,700,000	4,749,941
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	99,000	95,626
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	376,000	379,931
NRG Energy, Inc.(a)
02/15/2029	3.375%	235,000	218,156
06/15/2029	5.250%	190,000	193,733
02/15/2031	3.625%	272,000	250,334
02/15/2032	3.875%	306,000	283,598
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	6,400,000	6,626,274

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.
07/01/2028	5.000%	90,000	88,961
07/01/2030	5.250%	272,000	270,000
Progress Energy, Inc.
03/01/2031	7.750%	5,500,000	7,311,927
Southern Co. (The)
07/01/2046	4.400%	4,000,000	4,188,684
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	172,000	169,035
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	204,000	208,800
07/31/2027	5.000%	468,000	471,762
05/01/2029	4.375%	243,000	235,887
WEC Energy Group, Inc.
10/15/2027	1.375%	2,000,000	1,856,518
Xcel Energy, Inc.
06/01/2030	3.400%	6,000,000	6,179,130
Total			64,341,184
Environmental 0.0%
Covanta Holding Corp.(a)
12/01/2029	4.875%	247,000	236,480
GFL Environmental, Inc.(a)
12/15/2026	5.125%	394,000	402,249
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	652,000	615,256
Total			1,253,985
Finance Companies 0.0%
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%	167,313	158,902
Navient Corp.
03/15/2028	4.875%	154,000	144,466
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	521,000	520,567
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	402,000	376,298
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	732,000	681,177
Springleaf Finance Corp.
06/01/2025	8.875%	78,000	82,448
Total			1,963,858
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	10,500,000	11,984,314
Bacardi Ltd.(a)
05/15/2038	5.150%	8,350,000	9,523,555
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	572,000	579,902
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	191,000	176,671
Kraft Heinz Foods Co.
06/01/2046	4.375%	5,877,000	6,023,281
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	274,000	264,910
01/31/2032	4.375%	274,000	266,327
Mondelez International, Inc.
09/04/2050	2.625%	3,000,000	2,528,916
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	815,000	787,636
03/01/2032	3.500%	686,000	631,357
Post Holdings, Inc.(a)
03/01/2027	5.750%	311,000	314,238
04/15/2030	4.625%	322,000	303,417
09/15/2031	4.500%	278,000	257,430
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	444,000	413,667
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	184,000	170,334
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	79,000	72,836
US Foods, Inc.(a)
02/15/2029	4.750%	332,000	328,365
06/01/2030	4.625%	216,000	209,579
Total			34,836,735
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	33,000	34,799
06/15/2031	4.750%	330,000	324,219
Boyd Gaming Corp.
12/01/2027	4.750%	296,000	297,287
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	726,000	688,640
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	281,000	288,240
07/01/2025	6.250%	419,000	434,456
07/01/2027	8.125%	186,000	200,568
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	157,000	163,280
02/01/2027	5.750%	171,000	185,345
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	283,000	293,034
02/15/2029	3.875%	59,000	59,352
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	322,000	313,941

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	378,000	375,589
Scientific Games International, Inc.(a)
07/01/2025	8.625%	189,000	200,236
10/15/2025	5.000%	512,000	517,971
03/15/2026	8.250%	421,000	439,707
11/15/2029	7.250%	128,000	136,008
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	117,000	118,303
02/15/2027	3.750%	126,000	125,076
08/15/2030	4.125%	124,000	123,177
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	100,000	100,739
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	197,000	205,868
Total			5,625,835
Health Care 0.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	393,000	395,141
04/15/2029	5.000%	193,000	190,559
AdaptHealth LLC(a)
03/01/2030	5.125%	693,000	644,260
Avantor Funding, Inc.(a)
07/15/2028	4.625%	349,000	354,113
11/01/2029	3.875%	557,000	536,320
Becton Dickinson and Co.
12/15/2044	4.685%	6,500,000	7,260,930
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	96,000	89,510
04/01/2030	3.500%	168,000	156,639
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	287,000	285,793
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	51,000	50,578
03/15/2029	3.750%	122,000	117,216
03/15/2031	4.000%	41,000	39,291
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	250,000	260,588
03/15/2027	5.625%	93,000	93,734
04/15/2029	6.875%	296,000	286,533
05/15/2030	5.250%	432,000	419,201
Cigna Corp.
07/15/2046	4.800%	3,000,000	3,344,498
CVS Health Corp.
03/25/2048	5.050%	6,000,000	7,007,900
HCA, Inc.
09/01/2028	5.625%	477,000	528,422
02/01/2029	5.875%	139,000	155,289
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	126,000	120,719
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	99,000	102,431
Select Medical Corp.(a)
08/15/2026	6.250%	811,000	815,094
Teleflex, Inc.(a)
06/01/2028	4.250%	166,000	164,289
Tenet Healthcare Corp.
07/15/2024	4.625%	131,000	131,447
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	389,000	400,000
11/01/2027	5.125%	215,000	219,183
10/01/2028	6.125%	408,000	413,110
06/01/2029	4.250%	65,000	62,732
01/15/2030	4.375%	230,000	222,147
Total			24,867,667
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	1,500,000	1,604,770
Centene Corp.
12/15/2029	4.625%	587,000	604,685
02/15/2030	3.375%	214,000	205,578
10/15/2030	3.000%	265,000	252,450
08/01/2031	2.625%	187,000	172,540
UnitedHealth Group, Inc.
05/15/2060	3.125%	1,550,000	1,409,672
Total			4,249,695
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	302,000	321,735
Meritage Homes Corp.(a)
04/15/2029	3.875%	340,000	333,285
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	167,000	160,727
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	248,000	247,569
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	227,000	231,971
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	177,000	184,774
Total			1,480,061

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.1%
Apache Corp.
11/15/2027	4.875%	219,000	224,135
09/01/2040	5.100%	222,000	222,152
02/01/2042	5.250%	129,000	127,791
04/15/2043	4.750%	324,000	308,606
01/15/2044	4.250%	135,000	120,205
Callon Petroleum Co.
07/01/2026	6.375%	661,000	643,218
Callon Petroleum Co.(a)
08/01/2028	8.000%	259,000	268,257
CNX Resources Corp.(a)
03/14/2027	7.250%	411,000	434,580
01/15/2029	6.000%	314,000	320,885
Comstock Resources, Inc.(a)
03/01/2029	6.750%	162,000	164,968
01/15/2030	5.875%	142,000	137,484
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	329,000	332,791
05/01/2029	5.000%	122,000	123,950
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	122,000	127,480
01/30/2028	5.750%	346,000	358,620
EQT Corp.
01/15/2029	5.000%	225,000	237,509
EQT Corp.(g)
02/01/2030	7.500%	255,000	304,161
EQT Corp.(a)
05/15/2031	3.625%	129,000	125,961
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	379,000	386,549
02/01/2029	5.750%	103,000	103,411
Matador Resources Co.
09/15/2026	5.875%	525,000	532,864
Occidental Petroleum Corp.
08/15/2029	3.500%	7,000	6,966
09/01/2030	6.625%	1,487,000	1,730,438
01/01/2031	6.125%	175,000	198,889
09/15/2036	6.450%	711,000	835,739
07/15/2044	4.500%	16,000	15,200
06/15/2045	4.625%	13,000	12,523
03/15/2046	6.600%	123,000	146,775
03/15/2048	4.200%	136,000	127,261
08/15/2049	4.400%	586,000	557,329
SM Energy Co.
09/15/2026	6.750%	471,000	477,493
Southwestern Energy Co.
02/01/2032	4.750%	703,000	701,846
Total			10,416,036
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	4,675,000	4,219,600
Leisure 0.1%
Carnival Corp.(a)
03/01/2026	7.625%	289,000	296,656
03/01/2027	5.750%	567,000	552,233
08/01/2028	4.000%	421,000	402,138
05/01/2029	6.000%	338,000	328,118
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	172,000	176,776
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	443,000	455,367
Cinemark USA, Inc.(a)
05/01/2025	8.750%	109,000	114,177
03/15/2026	5.875%	259,000	255,896
07/15/2028	5.250%	153,000	145,959
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	86,000	87,880
05/15/2027	6.500%	204,000	218,510
10/15/2027	4.750%	281,000	276,155
NCL Corp., Ltd.(a)
03/15/2026	5.875%	187,000	179,978
02/15/2029	7.750%	59,000	61,206
NCL Finance Ltd.(a)
03/15/2028	6.125%	96,000	92,594
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	160,000	167,350
07/01/2026	4.250%	227,000	214,985
08/31/2026	5.500%	272,000	270,944
07/15/2027	5.375%	145,000	142,432
04/01/2028	5.500%	315,000	308,904
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	156,000	141,309
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	335,000	334,619
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	299,000	312,462
Total			5,536,648
Life Insurance 0.2%
Five Corners Funding Trust II(a)
05/15/2030	2.850%	7,000,000	6,888,860
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,000,000	2,071,128

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,800,000	3,282,289
Voya Financial, Inc.
06/15/2046	4.800%	2,690,000	3,114,702
Total			15,356,979
Media and Entertainment 0.1%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	381,000	382,222
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	385,000	401,834
06/01/2029	7.500%	368,000	381,938
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	431,000	430,454
Discovery Communications LLC
09/15/2055	4.000%	2,500,000	2,272,912
iHeartCommunications, Inc.
05/01/2026	6.375%	50,481	52,043
05/01/2027	8.375%	634,365	660,710
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	170,000	169,406
01/15/2028	4.750%	161,000	155,722
Lamar Media Corp.
02/15/2028	3.750%	122,000	117,666
01/15/2029	4.875%	95,000	95,419
Netflix, Inc.
04/15/2028	4.875%	78,000	83,763
11/15/2028	5.875%	382,000	431,766
05/15/2029	6.375%	608,000	707,228
Netflix, Inc.(a)
06/15/2030	4.875%	224,000	244,225
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	354,000	350,840
03/15/2030	4.625%	239,000	226,835
Roblox Corp.(a)
05/01/2030	3.875%	425,000	404,354
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	57,000	53,542
01/15/2031	5.375%	109,000	103,630
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	88,000	87,989
Univision Communications, Inc.(a)
05/01/2029	4.500%	194,000	184,507
Total			7,999,005
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	159,000	159,335
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegheny Technologies, Inc.
10/01/2029	4.875%	233,000	225,671
10/01/2031	5.125%	371,000	362,101
Constellium NV(a)
02/15/2026	5.875%	523,000	529,611
Constellium SE(a)
06/15/2028	5.625%	595,000	599,240
04/15/2029	3.750%	870,000	800,825
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	386,000	376,061
04/01/2029	6.125%	255,000	261,425
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	591,000	533,538
Novelis Corp.(a)
11/15/2026	3.250%	174,000	166,072
01/30/2030	4.750%	580,000	566,468
08/15/2031	3.875%	210,000	193,483
Total			4,773,830
Midstream 0.5%
Cheniere Energy Partners LP
10/01/2029	4.500%	269,000	274,127
03/01/2031	4.000%	237,000	233,507
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	563,000	529,201
Cheniere Energy, Inc.
10/15/2028	4.625%	392,000	400,529
CNX Midstream Partners LP(a)
04/15/2030	4.750%	272,000	262,357
DCP Midstream Operating LP
07/15/2027	5.625%	178,000	190,742
05/15/2029	5.125%	317,000	334,185
04/01/2044	5.600%	121,000	132,881
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	239,000	238,982
DT Midstream, Inc.(a)
06/15/2029	4.125%	246,000	238,892
06/15/2031	4.375%	286,000	279,312
Energy Transfer Partners LP
02/01/2042	6.500%	3,000,000	3,546,754
EQM Midstream Partners LP(a)
07/01/2025	6.000%	187,000	190,685
07/01/2027	6.500%	249,000	260,602
01/15/2031	4.750%	822,000	772,696
Hess Midstream Operations LP(a)
02/15/2030	4.250%	83,000	80,181
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	330,000	316,472

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITT Holdings LLC(a)
08/01/2029	6.500%	79,000	74,050
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	5,850,000	6,566,912
MPLX LP
02/15/2049	5.500%	5,100,000	5,826,293
NuStar Logistics LP
06/01/2026	6.000%	271,000	275,230
04/28/2027	5.625%	302,000	302,548
10/01/2030	6.375%	246,000	249,532
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	7,000,000	8,268,455
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	227,000	226,344
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	419,000	430,956
03/01/2030	5.500%	682,000	722,440
02/01/2031	4.875%	229,000	235,739
01/15/2032	4.000%	177,000	174,646
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	235,000	228,618
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	380,000	372,747
08/15/2031	4.125%	602,000	596,094
11/01/2033	3.875%	330,000	317,771
Western Gas Partners LP
08/15/2048	5.500%	305,000	312,926
Western Midstream Operating LP
03/01/2028	4.500%	397,000	410,920
Williams Companies, Inc. (The)
09/15/2045	5.100%	6,000,000	6,637,664
Total			40,511,990
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	6,332,000	6,889,211
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	168,000	173,054
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	208,000	208,526
Nabors Industries Ltd.(a)
01/15/2026	7.250%	196,000	190,907
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	1,668	1,593
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	529,889	517,040
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	161,000	161,143
Total			1,252,263
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	361,000	342,963
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	498,000	499,111
02/01/2027	4.250%	208,000	204,169
06/15/2029	4.750%	476,000	461,353
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	340,000	346,153
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	172,000	165,880
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	142,000	134,270
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	170,000	165,668
09/15/2029	4.000%	159,000	149,379
Service Properties Trust
10/01/2024	4.350%	88,000	84,808
12/15/2027	5.500%	117,000	114,485
Total			2,668,239
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	547,000	512,918
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	400,000	387,991
08/15/2027	5.250%	306,000	289,762
Berry Global, Inc.(a)
02/15/2026	4.500%	165,000	165,295
Canpack SA/US LLC(a)
11/15/2029	3.875%	528,000	489,481
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	320,000	330,848
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	388,000	391,827
08/15/2027	8.500%	53,000	54,376
Total			2,622,498
Pharmaceuticals 0.3%
AbbVie, Inc.
03/15/2035	4.550%	1,750,000	1,941,529
11/06/2042	4.400%	8,285,000	8,950,996
Amgen, Inc.
09/01/2053	2.770%	8,439,000	6,856,325

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AstraZeneca Finance LLC
05/28/2031	2.250%	5,550,000	5,337,866
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	390,000	403,530
01/31/2027	8.500%	537,000	543,777
02/01/2027	6.125%	256,000	258,090
08/15/2027	5.750%	210,000	210,087
06/01/2028	4.875%	118,000	113,473
02/15/2029	5.000%	245,000	198,386
02/15/2029	6.250%	367,000	312,740
01/30/2030	5.250%	49,000	39,585
02/15/2031	5.250%	99,000	78,705
Bristol Myers Squibb Co.
02/20/2048	4.550%	1,800,000	2,093,492
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	141,000	137,485
06/30/2028	6.000%	106,000	70,158
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	260,000	245,157
Organon Finance 1 LLC(a)
04/30/2028	4.125%	403,000	395,677
04/30/2031	5.125%	464,000	463,443
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	334,000	334,463
Total			28,984,964
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	557,000	540,852
10/15/2027	6.750%	641,000	626,999
11/01/2029	5.875%	197,000	186,173
American International Group, Inc.
06/30/2050	4.375%	2,000,000	2,224,972
AssuredPartners, Inc.(a)
01/15/2029	5.625%	372,000	342,299
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	514,000	479,332
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	10,000	10,161
HUB International Ltd.(a)
12/01/2029	5.625%	379,000	361,464
Loews Corp.
05/15/2030	3.200%	4,000,000	4,087,206
MGIC Investment Corp.
08/15/2028	5.250%	222,000	224,747
Radian Group, Inc.
03/15/2027	4.875%	126,000	130,124
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	106,000	101,955
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(a)
05/01/2025	6.875%	71,000	71,369
Total			9,387,653
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	6,290,000	6,684,056
Union Pacific Corp.
09/15/2037	3.600%	4,500,000	4,666,972
Total			11,351,028
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	443,000	432,890
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	354,000	336,962
IRB Holding Corp.(a)
06/15/2025	7.000%	445,000	465,235
02/15/2026	6.750%	653,000	656,922
Total			1,892,009
Retailers 0.0%
Asbury Automotive Group Inc.(a)
02/15/2032	5.000%	203,000	198,049
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	306,000	298,474
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	292,000	281,552
L Brands, Inc.(a)
07/01/2025	9.375%	33,000	38,612
10/01/2030	6.625%	384,000	414,664
L Brands, Inc.
06/15/2029	7.500%	143,000	156,691
11/01/2035	6.875%	133,000	147,041
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	324,000	323,078
02/15/2029	7.750%	81,000	85,133
Total			1,943,294
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	117,000	123,994
02/15/2028	5.875%	374,000	388,459
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	316,000	316,711
Total			829,164

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.4%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	153,000	145,019
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	108,000	111,808
03/01/2026	9.125%	38,000	39,383
Broadcom, Inc.(a)
02/15/2051	3.750%	5,967,000	5,573,131
Camelot Finance SA(a)
11/01/2026	4.500%	145,000	145,094
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	197,000	186,088
07/01/2029	4.875%	369,000	347,343
CommScope Technologies LLC(a)
06/15/2025	6.000%	207,000	202,689
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	496,000	477,306
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	287,000	277,218
Gartner, Inc.(a)
07/01/2028	4.500%	318,000	322,004
06/15/2029	3.625%	149,000	144,745
10/01/2030	3.750%	321,000	312,173
HealthEquity, Inc.(a)
10/01/2029	4.500%	357,000	339,977
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	217,000	204,424
Intel Corp.
03/25/2060	4.950%	1,650,000	2,022,705
International Business Machines Corp.
05/15/2040	2.850%	4,000,000	3,643,408
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	197,000	194,226
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	90,908
07/15/2028	5.000%	350,000	347,032
07/15/2030	5.250%	382,000	379,136
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	643,000	612,120
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	546,000	525,409
NCR Corp.(a)
09/01/2027	5.750%	154,000	156,394
10/01/2028	5.000%	704,000	691,983
04/15/2029	5.125%	355,000	350,947
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	285,000	275,740
07/15/2029	4.500%	197,000	177,136
10/01/2030	5.875%	58,000	56,192
07/15/2031	4.750%	137,000	122,445
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	7,995,000	8,065,229
Oracle Corp.
04/15/2038	6.500%	3,500,000	4,331,491
Plantronics, Inc.(a)
03/01/2029	4.750%	796,000	708,134
QUALCOMM, Inc.
05/20/2050	3.250%	2,125,000	2,083,587
RELX Capital, Inc.
05/22/2030	3.000%	2,599,000	2,601,036
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	319,000	317,272
Switch Ltd.(a)
09/15/2028	3.750%	31,000	29,432
06/15/2029	4.125%	220,000	210,518
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	299,000	305,893
Verscend Escrow Corp.(a)
08/15/2026	9.750%	505,000	529,349
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	886,000	840,513
Total			38,496,637
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	29,000	29,253
ERAC USA Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,578,377
Total			4,607,630
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	675,000	596,784
Altice France SA(a)
01/15/2028	5.500%	718,000	671,469
07/15/2029	5.125%	247,000	223,535
American Tower Corp.
08/15/2029	3.800%	5,250,000	5,426,386
Sprint Capital Corp.
03/15/2032	8.750%	291,000	403,596
Sprint Corp.
03/01/2026	7.625%	551,000	628,382

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
02/15/2029	2.625%	421,000	395,905
02/15/2031	2.875%	234,000	219,848
04/15/2031	3.500%	155,000	152,982
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	377,000	371,190
10/15/2052	3.400%	3,222,000	2,848,344
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	204,000	188,111
07/15/2031	4.750%	408,000	391,036
Total			12,517,568
Wirelines 0.3%
AT&T, Inc.
09/15/2053	3.500%	10,895,000	9,983,822
Cablevision Lightpath LLC(a)
09/15/2027	3.875%	440,000	412,289
CenturyLink, Inc.
04/01/2024	7.500%	218,000	228,951
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	317,000	301,116
Iliad Holding SAS(a)
10/15/2026	6.500%	418,000	417,790
10/15/2028	7.000%	634,000	633,393
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	85,000	74,322
Verizon Communications, Inc.
08/10/2033	4.500%	10,000,000	11,118,332
Total			23,170,015
Total Corporate Bonds & Notes (Cost $596,572,645)			590,338,412

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	1,079,495	74,798,209
Total Exchange-Traded Equity Funds (Cost $72,408,419)		74,798,209
Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	217,000	218,982
05/15/2029	4.250%	205,000	192,372
Total			411,354
Total Foreign Government Obligations (Cost $408,188)			411,354

Residential Mortgage-Backed Securities - Agency 5.4%

Federal Home Loan Mortgage Corp.
10/01/2026- 06/01/2046	3.500%	2,319,032	2,420,491
10/01/2031- 10/01/2039	6.000%	319,033	360,253
06/01/2032- 07/01/2032	7.000%	135,393	149,145
12/01/2036- 01/01/2039	5.500%	170,455	191,645
03/01/2038	6.500%	1,623	1,772
10/01/2038- 05/01/2041	5.000%	409,237	450,967
05/01/2039- 06/01/2041	4.500%	1,422,323	1,544,417
12/01/2042- 03/01/2045	3.000%	1,846,014	1,897,606
12/01/2042- 07/01/2045	4.000%	1,654,294	1,771,805
CMO Series 1614 Class MZ
11/15/2023	6.500%	1,282	1,322
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.710% Cap 11.096% 08/01/2036	1.970%	7,147	7,475
12-month USD LIBOR + 1.765% Cap 11.140% 12/01/2036	2.015%	574	573
Federal Home Loan Mortgage Corp.(i)
04/01/2045- 05/01/2045	3.000%	3,954,164	4,056,470
07/01/2045- 10/01/2045	4.000%	4,458,842	4,761,608
Federal National Mortgage Association
12/01/2025- 03/01/2046	3.500%	6,091,587	6,328,426
07/01/2027- 08/01/2043	3.000%	1,745,156	1,796,776
01/01/2029- 08/01/2044	4.000%	2,709,794	2,879,475
06/01/2031	7.000%	62,843	70,023
07/01/2032- 03/01/2037	6.500%	206,793	226,440
06/01/2037- 02/01/2038	5.500%	72,500	81,239

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2040- 06/01/2044	4.500%	1,780,614	1,928,670
Series 2006-M2 Class A2A
10/25/2032	5.271%	324,835	342,428
Federal National Mortgage Association(i)
02/01/2033	2.500%	3,676,294	3,730,746
05/01/2044- 10/01/2045	4.000%	2,034,601	2,167,233
10/01/2045	3.500%	466,487	488,062
09/01/2049	3.000%	2,264,301	2,288,382
Uniform Mortgage-Backed Security TBA(j)
03/17/2037- 03/14/2052	2.000%	177,475,000	171,335,109
03/17/2037- 03/14/2052	2.500%	164,625,000	163,116,906
03/17/2037- 03/14/2052	3.000%	100,275,000	101,374,402
03/14/2052	3.500%	8,725,000	8,986,409
Total Residential Mortgage-Backed Securities - Agency (Cost $483,923,584)			484,756,275

Residential Mortgage-Backed Securities - Non-Agency 11.0%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	11,859,609	11,606,579
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	18,748,572	18,467,610
CMO Series 2021-B Class A
06/25/2066	2.239%	8,458,285	8,256,948
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	1,141,654	1,122,331
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,543,620
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	6,261,117	6,196,295
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	879,435	883,257
CMO Series 2019-2 Class A3
03/25/2049	3.833%	693,577	695,778
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	816,971	814,949
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.958%	4,025,000	4,044,847
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	5,337,000	5,416,356
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.050%	11,651,000	11,541,281
BRAVO Residential Funding Trust(a),(d)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	1,280,667	1,272,735
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,162,500	2,095,525
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	4,281,590	4,286,822
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	1,444,087	1,444,266
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	5,728,000	5,597,427
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	2,262,935	2,237,608
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	5,217,558	5,237,084
CMO Series 2021-A Class A1
03/25/2058	1.991%	8,922,814	8,751,886
CMO Series 2021-B Class A1
04/01/2069	2.115%	6,990,363	6,883,750
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	10,994,949	10,666,106
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	4,453,924	4,313,250
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	3,807,331	3,768,529
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,646,244
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	17,825,000	17,717,822
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	1.307%	9,597,002	9,394,735
CIM Trust(a),(d)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	7,981,801	7,967,781
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	5,793,828	5,693,366

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	1,091,623	1,090,627
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-1R Class A1
09/25/2065	1.255%	2,050,599	2,025,290
CMO Series 2020-2 Class A1
03/25/2065	1.853%	904,125	903,327
CMO Series 2021-2R Class A1
07/27/2054	0.798%	3,948,332	3,929,876
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	3,171,263
CMO Series 2022-1 Class A1
12/27/2066	1.770%	16,747,692	16,552,104
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	2.237%	4,681,456	4,674,176
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	5,277,031	5,151,866
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	2,204,529	2,166,552
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	1,043,244
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	12,457,523	12,145,336
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	4,414,050
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	2,364,749
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	11,534,828	11,816,444
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	8,248,295	8,122,850
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	5,978,576	5,934,766
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	3,846,449	3,832,574
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	4,944,653	4,877,236
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.710%	2,925,000	2,951,259
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	2.100%	11,950,000	11,777,475
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	1.008%	14,725,000	14,566,036
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	1,053,171	1,053,454
CMO Series 2020-1 Class A1
05/25/2065	2.010%	406,762	405,975
Equifirst Mortgage Loan Trust(d)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	26,552	26,162
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	1.887%	6,184,026	6,195,897
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.949%	671,992	671,912
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	1.849%	4,225,000	4,174,651
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.699%	3,700,000	3,655,555
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	0.749%	3,331,603	3,330,386
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-DNA2 Class M2
1-month USD LIBOR + 2.150% 12/25/2030	2.337%	4,225,000	4,254,501
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	2.137%	2,240,984	2,246,864
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.187%	131,516	131,586
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	0.900%	28,325,000	27,989,686
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
Subordinated CMO Series 2022-DNA2 Class M1B
02/25/2042	2.449%	16,150,000	16,054,009

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	8,713,137	8,750,099
GCAT Trust(a),(d)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	6,902,031	6,910,610
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	29,385,820	29,026,343
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1A
30-day Average SOFR + 1.900% Floor 1.900% 02/25/2034	1.949%	2,375,000	2,352,518
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	3,946,391	3,966,638
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	3,841,016	3,828,550
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	1.737%	9,375,000	9,359,085
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	3,450,000	3,445,234
Homeward Opportunities Fund Trust(a),(d)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	3,783,628	3,793,284
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	7,310,201	7,077,354
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	8,186,231	8,115,183
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	17,109,454	16,702,460
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.537%	4,825,000	4,817,060
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	2,945,213	3,009,252
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,858,294
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	7,205,772	7,141,486
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	2,520,729	2,454,104
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	522,052	508,252
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	805,452	783,123
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.472%	6,615,951	6,669,580
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,854,303
MRA Issuance Trust(a),(b)
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	12,475,000	12,475,279
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	1,032,924	1,075,188
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,701,864	3,672,770
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.099%	5,275,000	5,265,562
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	1.087%	3,594,270	3,594,534
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	2,758,996	2,754,387
OSAT Trust(a),(d)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	12,285,177	12,273,234
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	6,627,146	6,512,691
CMO Series 2021-4 Class A1
04/25/2026	1.867%	17,788,541	17,233,688
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	4,491,363	4,427,629
CMO Series 2021-3 Class A1
04/25/2026	1.867%	10,690,725	10,365,986

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	27

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	7,815,913	7,740,119
CMO Series 2021-10 Class A1
10/25/2026	2.487%	10,261,429	10,126,967
CMO Series 2021-9 Class A1
10/25/2026	2.363%	16,760,022	16,312,422
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	31,123,557	30,502,393
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	12,322,705
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	9,058,553
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	7,644,749
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	4,931,026	4,813,360
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.058%	4,275,000	4,208,901
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	1.900%	3,250,000	3,251,890
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	3.750%	4,775,000	4,843,781
RCO VII Mortgage LLC(a),(d)
CMO Series 2021-1 Class A1
05/25/2026	1.868%	7,842,072	7,729,837
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
02/25/2024	2.684%	1,914,836	1,913,500
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.287%	8,918,878	9,025,259
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	941,502	942,203
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,470,593	3,468,616
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2 Class A3
04/25/2060	3.000%	6,125,000	6,130,382
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	1,365,592	1,341,166
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	3,316,231
Toorak Mortgage Corp., Ltd.(d)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	4,633,206	4,636,550
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	24,000,000	23,924,686
CMO Series 2021-1 Class A1
06/25/2024	2.240%	5,800,000	5,741,180
Towd Point HE Trust(a),(d)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,766,249
Towd Point Mortgage Trust(a),(d)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	246,680	246,997
CMO Series 2018-1 Class A1
01/25/2058	3.000%	1,458,831	1,467,973
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	5,554,902	5,620,125
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.187%	4,258,263	4,268,765
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.187%	4,873,276	4,895,409
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	2,100,000	2,101,924
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	31,566,442	30,655,046
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	1,680,205	1,651,885
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	15,477,496	15,144,982
Vericrest Opportunity Loan Transferee XCII LLC(a),(d)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	10,250,427	10,127,896

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	8,710,128	8,607,919
Vericrest Opportunity Loan Transferee XCIV LLC(a),(d)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	10,518,766	10,334,332
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	6,642,710	6,564,874
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	6,604,891	6,491,142
Vericrest Opportunity Loan Transferee XCVII LLC(a),(d)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	26,661,021	26,179,966
Vericrest Opportunity Loan Trust CI LLC(a),(d)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	18,507,508	18,507,767
Verus Securitization Trust(a),(d)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	5,159,217	5,167,737
CMO Series 2019-4 Class A3
11/25/2059	3.000%	6,414,334	6,413,387
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	6,308,347
CMO Series 2020-2 Class A1
05/25/2060	2.226%	1,568,622	1,566,815
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	626,378	622,831
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	2,099,006	2,082,941
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	2,674,540	2,652,782
CMO Series 2022-1 Class A1
01/25/2067	2.724%	25,525,000	25,338,443
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	3,268,916	3,238,759
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	1,731,921	1,697,834
CMO Series 2020-1R Class A3
11/25/2055	1.873%	1,970,743	1,933,062
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	4,900,000	4,870,419
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $993,679,065)			979,862,343

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace & Co.(b),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	215,000	213,835
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.959%	32,969	29,837
Consumer Products 0.0%
SWF Holdings I Corp.(b),(k)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	413,000	400,610
Food and Beverage 0.0%
BellRing Brands LLC(b),(k)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	97,971	97,645
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	354,656	353,769
Technology 0.0%
Ascend Learning LLC(b),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	251,000	247,509
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.250%	150,000	149,438

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	29

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DCert Buyer, Inc.(b),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.209%	233,000	232,068
Epicore Software Corp.(b),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	104,000	105,872
UKG, Inc.(b),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	150,904	149,772
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	291,000	289,498
Total			1,174,157
Total Senior Loans (Cost $2,286,629)			2,269,853

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	25,250,000	26,054,844
Total U.S. Treasury Obligations (Cost $24,899,931)			26,054,844

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(l),(m)	500,032,425	499,882,415
Total Money Market Funds (Cost $499,933,133)		499,882,415
Total Investments in Securities (Cost: $7,135,605,997)		9,316,707,183
Other Assets & Liabilities, Net		(401,305,933)
Net Assets		8,915,401,250

At February 28, 2022, securities and/or cash totaling $18,149,793 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	6,100	06/2022	USD	777,368,750	6,850,300	—
U.S. Treasury 2-Year Note	450	06/2022	USD	96,851,953	304,936	—
U.S. Treasury 5-Year Note	2,100	06/2022	USD	248,390,625	1,571,220	—
Total					8,726,456	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $2,066,234,795, which represents 23.18% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2022.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2022.
(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2022.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents a security purchased on a when-issued basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	The stated interest rate represents the weighted average interest rate at February 28, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	635,247,260	1,382,210,197	(1,517,507,945)	(67,097)	499,882,415	(59,049)	244,581	500,032,425
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	31

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	566,732,783	20,880,829	587,613,612
Commercial Mortgage-Backed Securities - Non-Agency	—	516,772,180	—	516,772,180
Common Stocks
Communication Services	733,985,434	—	—	733,985,434
Consumer Discretionary	515,784,704	—	—	515,784,704
Consumer Staples	264,287,125	—	—	264,287,125
Energy	210,832,391	—	—	210,832,391
Financials	615,915,329	—	—	615,915,329
Health Care	708,474,659	—	—	708,474,659
Industrials	466,068,250	—	—	466,068,250
Information Technology	1,645,422,921	—	—	1,645,422,921
Materials	203,451,367	—	—	203,451,367
Real Estate	71,546,582	—	—	71,546,582
Utilities	117,689,144	—	—	117,689,144
Total Common Stocks	5,553,457,906	—	—	5,553,457,906
Convertible Bonds	—	489,780	—	489,780
Corporate Bonds & Notes	—	590,338,412	—	590,338,412
Exchange-Traded Equity Funds	74,798,209	—	—	74,798,209
Foreign Government Obligations	—	411,354	—	411,354
Residential Mortgage-Backed Securities - Agency	—	484,756,275	—	484,756,275
Residential Mortgage-Backed Securities - Non-Agency	—	979,862,343	—	979,862,343
Senior Loans	—	2,269,853	—	2,269,853
U.S. Treasury Obligations	26,054,844	—	—	26,054,844
Money Market Funds	499,882,415	—	—	499,882,415
Total Investments in Securities	6,154,193,374	3,141,632,980	20,880,829	9,316,707,183
Investments in Derivatives
Asset
Futures Contracts	8,726,456	—	—	8,726,456
Total	6,162,919,830	3,141,632,980	20,880,829	9,325,433,639
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Balanced Fund | Semiannual Report 2022

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,635,672,864)	$8,816,824,768
Affiliated issuers (cost $499,933,133)	499,882,415
Cash collateral held at broker for:
TBA	2,888,000
Receivable for:
Investments sold	15,299,905
Investments sold on a delayed delivery basis	13,608,685
Capital shares sold	21,986,789
Dividends	7,105,320
Interest	10,208,960
Foreign tax reclaims	22,035
Variation margin for futures contracts	9,808,593
Prepaid expenses	71,502
Trustees’ deferred compensation plan	442,505
Other assets	107,232
Total assets	9,398,256,709
Liabilities
Due to custodian	1,247,312
Payable for:
Investments purchased	12,443,239
Investments purchased on a delayed delivery basis	458,527,502
Capital shares purchased	8,773,746
Management services fees	414,678
Distribution and/or service fees	196,836
Transfer agent fees	674,415
Compensation of board members	55,663
Compensation of chief compliance officer	363
Other expenses	79,200
Trustees’ deferred compensation plan	442,505
Total liabilities	482,855,459
Net assets applicable to outstanding capital stock	$8,915,401,250
Represented by
Paid in capital	6,526,003,439
Total distributable earnings (loss)	2,389,397,811
Total - representing net assets applicable to outstanding capital stock	$8,915,401,250
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	33

Statement of Assets and Liabilities  (continued)
February 28, 2022 (Unaudited)
Class A
Net assets	$3,426,267,909
Shares outstanding	70,274,316
Net asset value per share	$48.76
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$51.73
Advisor Class
Net assets	$383,057,793
Shares outstanding	7,782,125
Net asset value per share	$49.22
Class C
Net assets	$1,475,344,495
Shares outstanding	30,435,693
Net asset value per share	$48.47
Institutional Class
Net assets	$2,384,898,876
Shares outstanding	49,017,704
Net asset value per share	$48.65
Institutional 2 Class
Net assets	$401,091,814
Shares outstanding	8,237,981
Net asset value per share	$48.69
Institutional 3 Class
Net assets	$711,238,458
Shares outstanding	14,443,741
Net asset value per share	$49.24
Class R
Net assets	$133,501,905
Shares outstanding	2,738,521
Net asset value per share	$48.75
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Balanced Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$39,149,888
Dividends — affiliated issuers	244,581
Interest	32,813,665
Foreign taxes withheld	(212,087)
Total income	71,996,047
Expenses:
Management services fees	25,776,107
Distribution and/or service fees
Class A	4,348,055
Class C	7,736,092
Class R	346,092
Transfer agent fees
Class A	1,579,798
Advisor Class	173,178
Class C	702,571
Institutional Class	1,101,406
Institutional 2 Class	128,216
Institutional 3 Class	23,822
Class R	62,868
Compensation of board members	58,651
Custodian fees	36,002
Printing and postage fees	143,533
Registration fees	143,201
Audit fees	19,588
Legal fees	48,360
Interest on collateral	2,952
Compensation of chief compliance officer	1,125
Other	61,031
Total expenses	42,492,648
Expense reduction	(1,080)
Total net expenses	42,491,568
Net investment income	29,504,479
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	369,200,689
Investments — affiliated issuers	(59,049)
Foreign currency translations	3,057
Futures contracts	(51,307,589)
Net realized gain	317,837,108
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(677,728,929)
Investments — affiliated issuers	(67,097)
Futures contracts	9,173,397
Net change in unrealized appreciation (depreciation)	(668,622,629)
Net realized and unrealized loss	(350,785,521)
Net decrease in net assets resulting from operations	$(321,281,042)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	35

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment income	$29,504,479	$56,677,454
Net realized gain	317,837,108	706,931,135
Net change in unrealized appreciation (depreciation)	(668,622,629)	816,391,073
Net increase (decrease) in net assets resulting from operations	(321,281,042)	1,579,999,662
Distributions to shareholders
Net investment income and net realized gains
Class A	(287,916,836)	(141,966,093)
Advisor Class	(31,680,103)	(15,011,008)
Class C	(124,049,276)	(63,372,992)
Institutional Class	(205,034,176)	(99,779,426)
Institutional 2 Class	(34,964,803)	(18,318,381)
Institutional 3 Class	(60,503,284)	(30,699,777)
Class R	(11,339,093)	(6,076,797)
Total distributions to shareholders	(755,487,571)	(375,224,474)
Increase in net assets from capital stock activity	666,139,220	528,901,030
Total increase (decrease) in net assets	(410,629,393)	1,733,676,218
Net assets at beginning of period	9,326,030,643	7,592,354,425
Net assets at end of period	$8,915,401,250	$9,326,030,643
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Balanced Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	5,216,123	270,024,921	10,896,558	548,300,898
Distributions reinvested	5,393,909	274,082,358	2,819,018	135,724,323
Redemptions	(5,034,170)	(261,172,532)	(10,916,265)	(544,114,980)
Net increase	5,575,862	282,934,747	2,799,311	139,910,241
Advisor Class
Subscriptions	996,800	52,421,385	2,321,842	116,680,468
Distributions reinvested	617,177	31,657,095	308,498	15,002,822
Redemptions	(742,483)	(39,004,081)	(995,741)	(50,363,279)
Net increase	871,494	45,074,399	1,634,599	81,320,011
Class C
Subscriptions	2,091,227	108,368,353	4,550,853	228,898,710
Distributions reinvested	2,360,869	119,341,948	1,263,322	60,501,665
Redemptions	(3,588,780)	(185,242,179)	(8,047,269)	(404,051,454)
Net increase (decrease)	863,316	42,468,122	(2,233,094)	(114,651,079)
Institutional Class
Subscriptions	4,926,508	254,879,534	10,701,939	538,016,200
Distributions reinvested	3,497,080	177,280,921	1,788,288	86,013,626
Redemptions	(4,240,258)	(218,466,701)	(7,032,852)	(352,051,710)
Net increase	4,183,330	213,693,754	5,457,375	271,978,116
Institutional 2 Class
Subscriptions	910,816	46,926,456	3,572,908	175,157,920
Distributions reinvested	688,701	34,945,780	376,989	18,151,770
Redemptions	(1,516,631)	(79,207,284)	(1,803,036)	(89,839,069)
Net increase	82,886	2,664,952	2,146,861	103,470,621
Institutional 3 Class
Subscriptions	1,602,629	84,493,952	3,127,170	158,978,431
Distributions reinvested	1,044,995	53,619,694	569,151	27,676,022
Redemptions	(1,246,707)	(65,079,825)	(2,565,468)	(129,465,845)
Net increase	1,400,917	73,033,821	1,130,853	57,188,608
Class R
Subscriptions	189,275	9,811,815	395,796	19,902,755
Distributions reinvested	217,648	11,059,060	121,910	5,862,266
Redemptions	(282,409)	(14,601,450)	(731,244)	(36,080,509)
Net increase (decrease)	124,514	6,269,425	(213,538)	(10,315,488)
Total net increase	13,102,319	666,139,220	10,722,367	528,901,030
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	37

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$54.93	0.17	(1.90)	(1.73)	(0.15)	(4.29)	(4.44)
Year Ended 8/31/2021	$47.73	0.36	9.19	9.55	(0.37)	(1.98)	(2.35)
Year Ended 8/31/2020	$42.24	0.53	6.67	7.20	(0.63)	(1.08)	(1.71)
Year Ended 8/31/2019	$42.53	0.63	1.19	1.82	(0.60)	(1.51)	(2.11)
Year Ended 8/31/2018	$40.56	0.48	2.57	3.05	(0.46)	(0.62)	(1.08)
Year Ended 8/31/2017	$37.54	0.42	3.12	3.54	(0.40)	(0.12)	(0.52)
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$55.42	0.24	(1.93)	(1.69)	(0.22)	(4.29)	(4.51)
Year Ended 8/31/2021	$48.13	0.49	9.27	9.76	(0.49)	(1.98)	(2.47)
Year Ended 8/31/2020	$42.58	0.64	6.72	7.36	(0.73)	(1.08)	(1.81)
Year Ended 8/31/2019	$42.86	0.73	1.21	1.94	(0.71)	(1.51)	(2.22)
Year Ended 8/31/2018	$40.87	0.58	2.59	3.17	(0.56)	(0.62)	(1.18)
Year Ended 8/31/2017	$37.82	0.53	3.14	3.67	(0.50)	(0.12)	(0.62)
Class C
Six Months Ended 2/28/2022 (Unaudited)	$54.68	(0.02)	(1.90)	(1.92)	—	(4.29)	(4.29)
Year Ended 8/31/2021	$47.56	(0.02)	9.16	9.14	(0.04)	(1.98)	(2.02)
Year Ended 8/31/2020	$42.08	0.21	6.65	6.86	(0.30)	(1.08)	(1.38)
Year Ended 8/31/2019	$42.38	0.32	1.19	1.51	(0.30)	(1.51)	(1.81)
Year Ended 8/31/2018	$40.42	0.17	2.56	2.73	(0.15)	(0.62)	(0.77)
Year Ended 8/31/2017	$37.42	0.14	3.10	3.24	(0.12)	(0.12)	(0.24)
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$54.83	0.24	(1.91)	(1.67)	(0.22)	(4.29)	(4.51)
Year Ended 8/31/2021	$47.65	0.48	9.17	9.65	(0.49)	(1.98)	(2.47)
Year Ended 8/31/2020	$42.17	0.64	6.65	7.29	(0.73)	(1.08)	(1.81)
Year Ended 8/31/2019	$42.47	0.73	1.19	1.92	(0.71)	(1.51)	(2.22)
Year Ended 8/31/2018	$40.50	0.58	2.57	3.15	(0.56)	(0.62)	(1.18)
Year Ended 8/31/2017	$37.48	0.53	3.11	3.64	(0.50)	(0.12)	(0.62)
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$54.87	0.24	(1.90)	(1.66)	(0.23)	(4.29)	(4.52)
Year Ended 8/31/2021	$47.68	0.50	9.18	9.68	(0.51)	(1.98)	(2.49)
Year Ended 8/31/2020	$42.20	0.66	6.65	7.31	(0.75)	(1.08)	(1.83)
Year Ended 8/31/2019	$42.50	0.75	1.19	1.94	(0.73)	(1.51)	(2.24)
Year Ended 8/31/2018	$40.53	0.60	2.57	3.17	(0.58)	(0.62)	(1.20)
Year Ended 8/31/2017	$37.51	0.55	3.12	3.67	(0.53)	(0.12)	(0.65)
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Balanced Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$48.76	(3.46%)	0.92%(c),(d)	0.92%(c),(d),(e)	0.66%(c)	58%	$3,426,268
Year Ended 8/31/2021	$54.93	20.72%	0.93%(d)	0.93%(d),(e)	0.71%	124%	$3,553,866
Year Ended 8/31/2020	$47.73	17.59%	0.95%	0.95%(e)	1.23%	140%	$2,954,559
Year Ended 8/31/2019	$42.24	4.79%	0.95%	0.95%	1.55%	119%	$2,685,001
Year Ended 8/31/2018	$42.53	7.63%	0.95%	0.95%(e)	1.16%	76%	$2,798,246
Year Ended 8/31/2017	$40.56	9.54%	0.97%	0.97%(e)	1.10%	63%	$2,876,519
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$49.22	(3.36%)	0.67%(c),(d)	0.67%(c),(d),(e)	0.91%(c)	58%	$383,058
Year Ended 8/31/2021	$55.42	21.03%	0.68%(d)	0.68%(d),(e)	0.95%	124%	$382,964
Year Ended 8/31/2020	$48.13	17.89%	0.70%	0.70%(e)	1.48%	140%	$253,954
Year Ended 8/31/2019	$42.58	5.04%	0.70%	0.70%	1.80%	119%	$248,877
Year Ended 8/31/2018	$42.86	7.89%	0.70%	0.70%(e)	1.41%	76%	$262,644
Year Ended 8/31/2017	$40.87	9.82%	0.72%	0.72%(e)	1.37%	63%	$318,026
Class C
Six Months Ended 2/28/2022 (Unaudited)	$48.47	(3.84%)	1.67%(c),(d)	1.67%(c),(d),(e)	(0.09%)(c)	58%	$1,475,344
Year Ended 8/31/2021	$54.68	19.82%	1.68%(d)	1.68%(d),(e)	(0.04%)	124%	$1,616,952
Year Ended 8/31/2020	$47.56	16.73%	1.70%	1.70%(e)	0.48%	140%	$1,512,696
Year Ended 8/31/2019	$42.08	4.00%	1.70%	1.70%	0.80%	119%	$1,443,468
Year Ended 8/31/2018	$42.38	6.83%	1.70%	1.70%(e)	0.42%	76%	$1,591,465
Year Ended 8/31/2017	$40.42	8.71%	1.72%	1.72%(e)	0.35%	63%	$1,536,796
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$48.65	(3.36%)	0.67%(c),(d)	0.67%(c),(d),(e)	0.91%(c)	58%	$2,384,899
Year Ended 8/31/2021	$54.83	21.01%	0.68%(d)	0.68%(d),(e)	0.96%	124%	$2,458,182
Year Ended 8/31/2020	$47.65	17.90%	0.70%	0.70%(e)	1.48%	140%	$1,876,178
Year Ended 8/31/2019	$42.17	5.04%	0.70%	0.70%	1.80%	119%	$1,672,560
Year Ended 8/31/2018	$42.47	7.91%	0.70%	0.70%(e)	1.42%	76%	$1,872,366
Year Ended 8/31/2017	$40.50	9.83%	0.72%	0.72%(e)	1.36%	63%	$1,753,306
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$48.69	(3.34%)	0.64%(c),(d)	0.64%(c),(d)	0.94%(c)	58%	$401,092
Year Ended 8/31/2021	$54.87	21.07%	0.64%(d)	0.64%(d)	1.00%	124%	$447,431
Year Ended 8/31/2020	$47.68	17.95%	0.65%	0.65%	1.52%	140%	$286,454
Year Ended 8/31/2019	$42.20	5.09%	0.65%	0.65%	1.84%	119%	$245,737
Year Ended 8/31/2018	$42.50	7.96%	0.65%	0.65%	1.46%	76%	$279,242
Year Ended 8/31/2017	$40.53	9.91%	0.66%	0.66%	1.42%	63%	$312,952
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	39

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$55.44	0.26	(1.92)	(1.66)	(0.25)	(4.29)	(4.54)
Year Ended 8/31/2021	$48.15	0.53	9.27	9.80	(0.53)	(1.98)	(2.51)
Year Ended 8/31/2020	$42.60	0.68	6.72	7.40	(0.77)	(1.08)	(1.85)
Year Ended 8/31/2019	$42.88	0.78	1.20	1.98	(0.75)	(1.51)	(2.26)
Year Ended 8/31/2018	$40.88	0.63	2.59	3.22	(0.60)	(0.62)	(1.22)
Year Ended 8/31/2017	$37.83	0.57	3.15	3.72	(0.55)	(0.12)	(0.67)
Class R
Six Months Ended 2/28/2022 (Unaudited)	$54.92	0.11	(1.90)	(1.79)	(0.09)	(4.29)	(4.38)
Year Ended 8/31/2021	$47.73	0.23	9.18	9.41	(0.24)	(1.98)	(2.22)
Year Ended 8/31/2020	$42.23	0.42	6.68	7.10	(0.52)	(1.08)	(1.60)
Year Ended 8/31/2019	$42.53	0.53	1.18	1.71	(0.50)	(1.51)	(2.01)
Year Ended 8/31/2018	$40.56	0.38	2.57	2.95	(0.36)	(0.62)	(0.98)
Year Ended 8/31/2017	$37.54	0.33	3.12	3.45	(0.31)	(0.12)	(0.43)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Balanced Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$49.24	(3.31%)	0.58%(c),(d)	0.58%(c),(d)	1.00%(c)	58%	$711,238
Year Ended 8/31/2021	$55.44	21.13%	0.59%(d)	0.59%(d)	1.05%	124%	$723,074
Year Ended 8/31/2020	$48.15	18.00%	0.61%	0.61%	1.56%	140%	$573,567
Year Ended 8/31/2019	$42.60	5.14%	0.61%	0.61%	1.90%	119%	$377,342
Year Ended 8/31/2018	$42.88	8.01%	0.60%	0.60%	1.53%	76%	$308,783
Year Ended 8/31/2017	$40.88	9.96%	0.61%	0.61%	1.47%	63%	$190,322
Class R
Six Months Ended 2/28/2022 (Unaudited)	$48.75	(3.58%)	1.17%(c),(d)	1.17%(c),(d),(e)	0.41%(c)	58%	$133,502
Year Ended 8/31/2021	$54.92	20.40%	1.18%(d)	1.18%(d),(e)	0.47%	124%	$143,562
Year Ended 8/31/2020	$47.73	17.32%	1.20%	1.20%(e)	0.98%	140%	$134,948
Year Ended 8/31/2019	$42.23	4.50%	1.20%	1.20%	1.30%	119%	$127,735
Year Ended 8/31/2018	$42.53	7.36%	1.20%	1.20%(e)	0.91%	76%	$133,485
Year Ended 8/31/2017	$40.56	9.27%	1.22%	1.22%(e)	0.86%	63%	$136,478
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2022	41

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
42	Columbia Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may
Columbia Balanced Fund | Semiannual Report 2022	43

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
44	Columbia Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	8,726,456*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(51,307,589)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	9,173,397
Columbia Balanced Fund | Semiannual Report 2022	45

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,091,125,470

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2022.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
46	Columbia Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Balanced Fund | Semiannual Report 2022	47

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
48	Columbia Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.57% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Balanced Fund | Semiannual Report 2022	49

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.09
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty).
The lease and the Guaranty expired on January 31, 2019 and the formal dissolution of SDC is being undertaken. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at February 28, 2022 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,553, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, these minimum account balance fees reduced total expenses of the Fund by $1,080.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	2,510,185
Class C	—	1.00(b)	51,595

50	Columbia Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2022 through December 31, 2022	Prior to January 1, 2022
Class A	1.08%	1.08%
Advisor Class	0.83	0.83
Class C	1.83	1.83
Institutional Class	0.83	0.83
Institutional 2 Class	0.80	0.79
Institutional 3 Class	0.75	0.74
Class R	1.33	1.33
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,135,606,000	2,276,281,000	(86,453,000)	2,189,828,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Balanced Fund | Semiannual Report 2022	51

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,255,093,538 and $5,282,356,303, respectively, for the six months ended February 28, 2022, of which $3,031,906,202 and $3,056,029,538, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
52	Columbia Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian
Columbia Balanced Fund | Semiannual Report 2022	53

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 28, 2022, affiliated shareholders of record owned 37.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
54	Columbia Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Balanced Fund | Semiannual Report 2022	55

Columbia Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR120_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Columbia Contrarian Core Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Contrarian Core Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Contrarian Core Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of long-term capital appreciation and current income.
Portfolio management
Guy Pope, CFA
Portfolio Manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	-3.13	13.93	14.54	14.26
	Including sales charges		-8.70	7.36	13.19	13.58
Advisor Class*		11/08/12	-2.99	14.22	14.82	14.54
Class C	Excluding sales charges	12/09/02	-3.46	13.09	13.67	13.41
	Including sales charges		-4.29	12.11	13.67	13.41
Institutional Class		12/14/92	-3.00	14.20	14.82	14.54
Institutional 2 Class*		11/08/12	-2.96	14.31	14.92	14.66
Institutional 3 Class*		11/08/12	-2.96	14.31	14.97	14.71
Class R		09/27/10	-3.26	13.64	14.24	13.97
Class V	Excluding sales charges	02/12/93	-3.11	13.90	14.53	14.24
	Including sales charges		-8.68	7.36	13.18	13.56
Russell 1000 Index			-3.88	13.72	15.07	14.51
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Contrarian Core Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2022)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2022)
Communication Services	13.2
Consumer Discretionary	9.2
Consumer Staples	4.8
Energy	3.8
Financials	11.0
Health Care	12.8
Industrials	8.4
Information Technology	29.7
Materials	3.7
Real Estate	1.3
Utilities	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Contrarian Core Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	968.70	1,019.89	4.83	4.96	0.99
Advisor Class	1,000.00	1,000.00	970.10	1,021.12	3.61	3.71	0.74
Class C	1,000.00	1,000.00	965.40	1,016.17	8.48	8.70	1.74
Institutional Class	1,000.00	1,000.00	970.00	1,021.12	3.61	3.71	0.74
Institutional 2 Class	1,000.00	1,000.00	970.40	1,021.47	3.27	3.36	0.67
Institutional 3 Class	1,000.00	1,000.00	970.40	1,021.72	3.03	3.11	0.62
Class R	1,000.00	1,000.00	967.40	1,018.65	6.05	6.21	1.24
Class V	1,000.00	1,000.00	968.90	1,019.89	4.83	4.96	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Contrarian Core Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 13.0%
Entertainment 3.3%
Endeavor Group Holdings, Inc., Class A(a)	1,513,699	45,607,751
Netflix, Inc.(a)	184,096	72,629,554
Take-Two Interactive Software, Inc.(a)	1,022,339	165,618,918
Walt Disney Co. (The)(a)	800,043	118,774,384
Total		402,630,607
Interactive Media & Services 7.7%
Alphabet, Inc., Class A(a)	120,641	325,868,231
Alphabet, Inc., Class C(a)	128,096	345,579,951
Meta Platforms, Inc., Class A(a)	965,415	203,731,527
Snap, Inc.(a)	1,681,845	67,172,889
Total		942,352,598
Media 0.7%
Comcast Corp., Class A	1,978,216	92,501,380
Wireless Telecommunication Services 1.3%
T-Mobile USA, Inc.(a)	1,263,720	155,702,941
Total Communication Services		1,593,187,526
Consumer Discretionary 9.1%
Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	629,781	154,151,496
Internet & Direct Marketing Retail 5.6%
Amazon.com, Inc.(a)	180,880	555,529,509
eBay, Inc.	2,390,346	130,488,988
Total		686,018,497
Specialty Retail 0.8%
Lowe’s Companies, Inc.	475,506	105,115,356
Textiles, Apparel & Luxury Goods 1.4%
Tapestry, Inc.	2,849,639	116,550,235
Under Armour, Inc., Class A(a)	2,939,044	52,579,497
Total		169,129,732
Total Consumer Discretionary		1,114,415,081
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.7%
Food & Staples Retailing 2.9%
Sysco Corp.	2,755,672	240,019,031
Walmart, Inc.	839,087	113,410,999
Total		353,430,030
Food Products 1.5%
Mondelez International, Inc., Class A	2,882,088	188,719,122
Tobacco 0.3%
Philip Morris International, Inc.	301,845	30,507,474
Total Consumer Staples		572,656,626
Energy 3.8%
Oil, Gas & Consumable Fuels 3.8%
Canadian Natural Resources Ltd.	1,972,024	110,098,100
Chevron Corp.	1,548,490	222,982,560
EOG Resources, Inc.	1,109,221	127,471,677
Total		460,552,337
Total Energy		460,552,337
Financials 10.9%
Banks 3.6%
Bank of America Corp.	5,824,312	257,434,591
JPMorgan Chase & Co.	1,263,600	179,178,480
Total		436,613,071
Capital Markets 3.3%
BlackRock, Inc.	155,562	115,721,016
Morgan Stanley	494,658	44,885,267
MSCI, Inc.	148,637	74,569,696
State Street Corp.	1,995,293	170,258,352
Total		405,434,331
Consumer Finance 0.4%
American Express Co.	235,681	45,849,382
Diversified Financial Services 2.6%
Berkshire Hathaway, Inc., Class B(a)	1,010,296	324,759,649
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Contrarian Core Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.0%
Aon PLC, Class A	94,175	27,512,284
Willis Towers Watson PLC	406,023	90,258,913
Total		117,771,197
Total Financials		1,330,427,630
Health Care 12.6%
Biotechnology 1.7%
BioMarin Pharmaceutical, Inc.(a)	1,035,655	80,905,369
Vertex Pharmaceuticals, Inc.(a)	575,945	132,478,869
Total		213,384,238
Health Care Equipment & Supplies 4.2%
Abbott Laboratories	883,088	106,518,074
Baxter International, Inc.	1,161,966	98,732,251
Dentsply Sirona, Inc.	2,101,447	113,772,341
Medtronic PLC	1,871,945	196,535,506
Total		515,558,172
Health Care Providers & Services 2.6%
Anthem, Inc.	311,481	140,742,690
CVS Health Corp.	1,724,568	178,751,473
Total		319,494,163
Pharmaceuticals 4.1%
Eli Lilly & Co.	727,077	181,732,896
Johnson & Johnson	1,916,868	315,458,967
Total		497,191,863
Total Health Care		1,545,628,436
Industrials 8.3%
Aerospace & Defense 3.4%
Raytheon Technologies Corp.	4,047,842	415,713,373
Airlines 1.3%
Southwest Airlines Co.(a)	3,546,174	155,322,421
Building Products 0.2%
Carrier Global Corp.	537,779	24,135,522
Industrial Conglomerates 1.1%
Honeywell International, Inc.	717,638	136,171,811
Road & Rail 2.3%
Common Stocks (continued)
Issuer	Shares	Value ($)
Uber Technologies, Inc.(a)	4,158,066	149,815,118
Union Pacific Corp.	535,430	131,689,008
Total		281,504,126
Total Industrials		1,012,847,253
Information Technology 29.3%
Communications Equipment 0.6%
Cisco Systems, Inc.	1,383,684	77,168,057
Electronic Equipment, Instruments & Components 2.1%
TE Connectivity Ltd.	1,806,062	257,237,411
IT Services 5.1%
Akamai Technologies, Inc.(a)	642,621	69,570,149
Fidelity National Information Services, Inc.	318,652	30,345,230
Global Payments, Inc.	601,787	80,266,350
International Business Machines Corp.	387,325	47,451,186
MasterCard, Inc., Class A	575,582	207,681,497
PayPal Holdings, Inc.(a)	649,413	72,688,797
Visa, Inc., Class A	536,779	116,008,678
Total		624,011,887
Semiconductors & Semiconductor Equipment 4.1%
GlobalFoundries, Inc.(a)	585,563	35,590,519
Lam Research Corp.	255,837	143,614,100
Marvell Technology, Inc.	822,698	56,214,954
Micron Technology, Inc.	1,254,287	111,455,943
NVIDIA Corp.	622,042	151,684,942
Total		498,560,458
Software 11.0%
Adobe, Inc.(a)	273,863	128,080,248
Autodesk, Inc.(a)	164,086	36,136,660
Intuit, Inc.	303,046	143,755,931
Microsoft Corp.	2,778,770	830,268,688
Palo Alto Networks, Inc.(a)	346,224	205,743,612
Total		1,343,985,139
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	4,730,261	781,060,696
Total Information Technology		3,582,023,648

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.6%
Chemicals 3.3%
Air Products & Chemicals, Inc.	118,090	27,904,667
Corteva, Inc.	2,517,087	130,964,037
Ecolab, Inc.	403,616	71,141,356
International Flavors & Fragrances, Inc.	918,944	122,219,552
Nutrien Ltd.	626,599	53,881,248
Total		406,110,860
Metals & Mining 0.3%
Newmont Corp.	534,087	35,356,559
Total Materials		441,467,419
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	412,003	93,471,121
Real Estate Management & Development 0.5%
Zillow Group, Inc., Class C(a)	1,049,741	60,381,102
Total Real Estate		153,852,223
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.1%
Electric Utilities 1.3%
American Electric Power Co., Inc.	1,750,686	158,699,686
Multi-Utilities 0.8%
Public Service Enterprise Group, Inc.	1,503,866	97,495,633
Total Utilities		256,195,319
Total Common Stocks (Cost $7,090,097,518)		12,063,253,498

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(b),(c)	127,322,175	127,283,978
Total Money Market Funds (Cost $127,282,164)		127,283,978
Total Investments in Securities (Cost: $7,217,379,682)		12,190,537,476
Other Assets & Liabilities, Net		27,214,693
Net Assets		12,217,752,169

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	101,164,946	1,412,977,993	(1,386,860,751)	1,790	127,283,978	(35,930)	61,062	127,322,175
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Contrarian Core Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,593,187,526	—	—	1,593,187,526
Consumer Discretionary	1,114,415,081	—	—	1,114,415,081
Consumer Staples	572,656,626	—	—	572,656,626
Energy	460,552,337	—	—	460,552,337
Financials	1,330,427,630	—	—	1,330,427,630
Health Care	1,545,628,436	—	—	1,545,628,436
Industrials	1,012,847,253	—	—	1,012,847,253
Information Technology	3,582,023,648	—	—	3,582,023,648
Materials	441,467,419	—	—	441,467,419
Real Estate	153,852,223	—	—	153,852,223
Utilities	256,195,319	—	—	256,195,319
Total Common Stocks	12,063,253,498	—	—	12,063,253,498
Money Market Funds	127,283,978	—	—	127,283,978
Total Investments in Securities	12,190,537,476	—	—	12,190,537,476
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,090,097,518)	$12,063,253,498
Affiliated issuers (cost $127,282,164)	127,283,978
Receivable for:
Investments sold	28,089,857
Capital shares sold	8,755,640
Dividends	15,440,508
Prepaid expenses	100,460
Trustees’ deferred compensation plan	1,010,250
Other assets	63,428
Total assets	12,243,997,619
Liabilities
Payable for:
Investments purchased	12,508,701
Capital shares purchased	10,784,992
Management services fees	611,084
Distribution and/or service fees	88,806
Transfer agent fees	1,080,777
Compensation of board members	74,815
Compensation of chief compliance officer	514
Other expenses	85,511
Trustees’ deferred compensation plan	1,010,250
Total liabilities	26,245,450
Net assets applicable to outstanding capital stock	$12,217,752,169
Represented by
Paid in capital	6,682,939,853
Total distributable earnings (loss)	5,534,812,316
Total - representing net assets applicable to outstanding capital stock	$12,217,752,169
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Contrarian Core Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
February 28, 2022 (Unaudited)
Class A
Net assets	$1,933,175,187
Shares outstanding	62,160,724
Net asset value per share	$31.10
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$33.00
Advisor Class
Net assets	$654,865,210
Shares outstanding	20,343,446
Net asset value per share	$32.19
Class C
Net assets	$477,252,961
Shares outstanding	17,769,621
Net asset value per share	$26.86
Institutional Class
Net assets	$4,977,130,854
Shares outstanding	158,345,611
Net asset value per share	$31.43
Institutional 2 Class
Net assets	$777,333,101
Shares outstanding	24,171,766
Net asset value per share	$32.16
Institutional 3 Class
Net assets	$3,067,160,469
Shares outstanding	95,302,104
Net asset value per share	$32.18
Class R
Net assets	$133,898,657
Shares outstanding	4,303,682
Net asset value per share	$31.11
Class V
Net assets	$196,935,730
Shares outstanding	6,420,466
Net asset value per share	$30.67
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$32.54
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$81,868,829
Dividends — affiliated issuers	61,062
Foreign taxes withheld	(457,932)
Total income	81,471,959
Expenses:
Management services fees	38,443,707
Distribution and/or service fees
Class A	2,493,367
Class C	2,573,150
Class R	345,659
Class V	256,323
Transfer agent fees
Class A	1,257,201
Advisor Class	429,146
Class C	324,322
Institutional Class	3,245,029
Institutional 2 Class	228,072
Institutional 3 Class	89,132
Class R	87,137
Class V	129,244
Compensation of board members	79,105
Custodian fees	30,102
Printing and postage fees	170,308
Registration fees	116,616
Audit fees	14,677
Legal fees	65,491
Compensation of chief compliance officer	1,580
Other	83,557
Total expenses	50,462,925
Expense reduction	(4,264)
Total net expenses	50,458,661
Net investment income	31,013,298
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	884,052,454
Investments — affiliated issuers	(35,930)
Foreign currency translations	6,543
Net realized gain	884,023,067
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,297,170,265)
Investments — affiliated issuers	1,790
Net change in unrealized appreciation (depreciation)	(1,297,168,475)
Net realized and unrealized loss	(413,145,408)
Net decrease in net assets resulting from operations	$(382,132,110)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Contrarian Core Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment income	$31,013,298	$56,214,447
Net realized gain	884,023,067	1,433,957,844
Net change in unrealized appreciation (depreciation)	(1,297,168,475)	1,820,968,250
Net increase (decrease) in net assets resulting from operations	(382,132,110)	3,311,140,541
Distributions to shareholders
Net investment income and net realized gains
Class A	(248,040,955)	(121,933,982)
Advisor Class	(83,993,104)	(44,172,711)
Class C	(71,648,177)	(40,970,431)
Institutional Class	(648,750,792)	(327,244,245)
Institutional 2 Class	(101,640,489)	(52,880,480)
Institutional 3 Class	(399,260,986)	(191,447,614)
Class R	(16,900,701)	(8,820,479)
Class V	(25,882,833)	(13,110,291)
Total distributions to shareholders	(1,596,118,037)	(800,580,233)
Increase in net assets from capital stock activity	1,013,314,734	220,109,742
Total increase (decrease) in net assets	(964,935,413)	2,730,670,050
Net assets at beginning of period	13,182,687,582	10,452,017,532
Net assets at end of period	$12,217,752,169	$13,182,687,582
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,765,073	126,417,225	8,207,783	263,211,026
Distributions reinvested	7,052,274	228,282,119	3,825,008	112,722,971
Redemptions	(5,089,244)	(172,607,941)	(10,935,142)	(346,698,701)
Net increase	5,728,103	182,091,403	1,097,649	29,235,296
Advisor Class
Subscriptions	1,862,229	65,405,027	4,253,055	141,742,720
Distributions reinvested	2,426,602	81,266,896	1,400,438	42,517,289
Redemptions	(2,624,471)	(91,264,403)	(6,109,142)	(206,309,952)
Net increase (decrease)	1,664,360	55,407,520	(455,649)	(22,049,943)
Class C
Subscriptions	712,399	20,919,628	1,524,554	43,303,748
Distributions reinvested	2,477,529	69,370,813	1,503,216	39,248,973
Redemptions	(2,568,042)	(75,706,285)	(6,541,940)	(184,574,174)
Net increase (decrease)	621,886	14,584,156	(3,514,170)	(102,021,453)
Institutional Class
Subscriptions	8,912,305	304,167,990	20,159,310	642,463,808
Distributions reinvested	18,595,718	608,079,971	10,263,303	305,128,008
Redemptions	(13,020,509)	(444,984,730)	(27,245,363)	(877,443,216)
Net increase	14,487,514	467,263,231	3,177,250	70,148,600
Institutional 2 Class
Subscriptions	1,015,263	35,656,992	5,224,951	171,256,732
Distributions reinvested	3,036,132	101,558,621	1,742,501	52,832,640
Redemptions	(2,671,024)	(93,248,992)	(5,517,999)	(181,402,077)
Net increase	1,380,371	43,966,621	1,449,453	42,687,295
Institutional 3 Class
Subscriptions	5,318,345	185,265,347	18,037,556	579,266,441
Distributions reinvested	9,291,200	310,976,452	4,752,273	144,183,977
Redemptions	(7,831,060)	(275,179,436)	(15,394,023)	(512,019,370)
Net increase	6,778,485	221,062,363	7,395,806	211,431,048
Class R
Subscriptions	224,846	7,705,533	544,807	17,453,631
Distributions reinvested	517,344	16,761,949	294,359	8,686,521
Redemptions	(363,843)	(12,447,110)	(1,106,598)	(35,520,408)
Net increase (decrease)	378,347	12,020,372	(267,432)	(9,380,256)
Class V
Subscriptions	180,537	5,791,399	114,209	3,357,298
Distributions reinvested	586,499	18,726,926	322,454	9,389,850
Redemptions	(228,295)	(7,599,257)	(401,460)	(12,687,993)
Net increase	538,741	16,919,068	35,203	59,155
Total net increase	31,577,807	1,013,314,734	8,918,110	220,109,742
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Contrarian Core Fund | Semiannual Report 2022

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Columbia Contrarian Core Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$36.54	0.05	(1.02)	(0.97)	(0.07)	(4.40)	(4.47)
Year Ended 8/31/2021	$29.79	0.09	8.94	9.03	(0.17)	(2.11)	(2.28)
Year Ended 8/31/2020	$25.48	0.18	5.65	5.83	(0.23)	(1.29)	(1.52)
Year Ended 8/31/2019	$27.19	0.22	0.19	0.41	(0.22)	(1.90)	(2.12)
Year Ended 8/31/2018	$25.41	0.18	3.05	3.23	(0.18)	(1.27)	(1.45)
Year Ended 8/31/2017	$22.29	0.19	3.25	3.44	(0.15)	(0.17)	(0.32)
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$37.70	0.10	(1.05)	(0.95)	(0.16)	(4.40)	(4.56)
Year Ended 8/31/2021	$30.66	0.18	9.21	9.39	(0.24)	(2.11)	(2.35)
Year Ended 8/31/2020	$26.19	0.25	5.80	6.05	(0.29)	(1.29)	(1.58)
Year Ended 8/31/2019	$27.89	0.29	0.19	0.48	(0.28)	(1.90)	(2.18)
Year Ended 8/31/2018	$26.02	0.25	3.13	3.38	(0.24)	(1.27)	(1.51)
Year Ended 8/31/2017	$22.81	0.26	3.33	3.59	(0.21)	(0.17)	(0.38)
Class C
Six Months Ended 2/28/2022 (Unaudited)	$32.19	(0.07)	(0.86)	(0.93)	—	(4.40)	(4.40)
Year Ended 8/31/2021	$26.53	(0.13)	7.90	7.77	—	(2.11)	(2.11)
Year Ended 8/31/2020	$22.84	(0.02)	5.04	5.02	(0.04)	(1.29)	(1.33)
Year Ended 8/31/2019	$24.57	0.04	0.15	0.19	(0.02)	(1.90)	(1.92)
Year Ended 8/31/2018	$23.09	(0.01)	2.76	2.75	—	(1.27)	(1.27)
Year Ended 8/31/2017	$20.28	0.01	2.97	2.98	(0.00)(f)	(0.17)	(0.17)
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$36.92	0.09	(1.02)	(0.93)	(0.16)	(4.40)	(4.56)
Year Ended 8/31/2021	$30.07	0.18	9.02	9.20	(0.24)	(2.11)	(2.35)
Year Ended 8/31/2020	$25.71	0.24	5.70	5.94	(0.29)	(1.29)	(1.58)
Year Ended 8/31/2019	$27.42	0.29	0.18	0.47	(0.28)	(1.90)	(2.18)
Year Ended 8/31/2018	$25.61	0.25	3.07	3.32	(0.24)	(1.27)	(1.51)
Year Ended 8/31/2017	$22.45	0.25	3.29	3.54	(0.21)	(0.17)	(0.38)
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$37.68	0.11	(1.05)	(0.94)	(0.18)	(4.40)	(4.58)
Year Ended 8/31/2021	$30.64	0.20	9.21	9.41	(0.26)	(2.11)	(2.37)
Year Ended 8/31/2020	$26.17	0.27	5.80	6.07	(0.31)	(1.29)	(1.60)
Year Ended 8/31/2019	$27.88	0.32	0.18	0.50	(0.31)	(1.90)	(2.21)
Year Ended 8/31/2018	$26.01	0.28	3.13	3.41	(0.27)	(1.27)	(1.54)
Year Ended 8/31/2017	$22.80	0.28	3.33	3.61	(0.23)	(0.17)	(0.40)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Contrarian Core Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$31.10	(3.13%)	0.99%(c)	0.99%(c),(d)	0.29%(c)	25%	$1,933,175
Year Ended 8/31/2021	$36.54	32.15%	1.00%(e)	1.00%(d),(e)	0.29%	47%	$2,061,801
Year Ended 8/31/2020	$29.79	23.80%	1.02%	1.02%(d)	0.67%	51%	$1,648,211
Year Ended 8/31/2019	$25.48	2.49%	1.03%(e)	1.03%(e)	0.91%	53%	$1,568,622
Year Ended 8/31/2018	$27.19	13.09%	1.02%	1.02%(d)	0.70%	63%	$1,912,203
Year Ended 8/31/2017	$25.41	15.61%	1.04%	1.04%(d)	0.82%	52%	$1,941,062
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$32.19	(2.99%)	0.74%(c)	0.74%(c),(d)	0.54%(c)	25%	$654,865
Year Ended 8/31/2021	$37.70	32.47%	0.75%(e)	0.75%(d),(e)	0.54%	47%	$704,253
Year Ended 8/31/2020	$30.66	24.06%	0.77%	0.77%(d)	0.92%	51%	$586,655
Year Ended 8/31/2019	$26.19	2.74%	0.78%(e)	0.78%(e)	1.16%	53%	$610,686
Year Ended 8/31/2018	$27.89	13.39%	0.77%	0.77%(d)	0.95%	63%	$743,515
Year Ended 8/31/2017	$26.02	15.91%	0.80%	0.80%(d)	1.07%	52%	$596,704
Class C
Six Months Ended 2/28/2022 (Unaudited)	$26.86	(3.46%)	1.74%(c)	1.74%(c),(d)	(0.46%)(c)	25%	$477,253
Year Ended 8/31/2021	$32.19	31.14%	1.75%(e)	1.75%(d),(e)	(0.45%)	47%	$552,047
Year Ended 8/31/2020	$26.53	22.85%	1.77%	1.77%(d)	(0.08%)	51%	$548,126
Year Ended 8/31/2019	$22.84	1.73%	1.78%(e)	1.78%(e)	0.16%	53%	$561,716
Year Ended 8/31/2018	$24.57	12.23%	1.77%	1.77%(d)	(0.05%)	63%	$708,041
Year Ended 8/31/2017	$23.09	14.80%	1.79%	1.79%(d)	0.07%	52%	$748,148
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$31.43	(3.00%)	0.74%(c)	0.74%(c),(d)	0.54%(c)	25%	$4,977,131
Year Ended 8/31/2021	$36.92	32.47%	0.75%(e)	0.75%(d),(e)	0.54%	47%	$5,311,382
Year Ended 8/31/2020	$30.07	24.08%	0.77%	0.77%(d)	0.92%	51%	$4,230,127
Year Ended 8/31/2019	$25.71	2.75%	0.78%(e)	0.78%(e)	1.16%	53%	$3,961,440
Year Ended 8/31/2018	$27.42	13.37%	0.77%	0.77%(d)	0.95%	63%	$4,889,699
Year Ended 8/31/2017	$25.61	15.95%	0.80%	0.80%(d)	1.07%	52%	$4,958,099
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$32.16	(2.96%)	0.67%(c)	0.67%(c)	0.61%(c)	25%	$777,333
Year Ended 8/31/2021	$37.68	32.58%	0.68%(e)	0.68%(e)	0.61%	47%	$858,820
Year Ended 8/31/2020	$30.64	24.19%	0.69%	0.69%	1.00%	51%	$653,968
Year Ended 8/31/2019	$26.17	2.81%	0.68%(e)	0.68%(e)	1.25%	53%	$638,213
Year Ended 8/31/2018	$27.88	13.50%	0.68%	0.68%	1.04%	63%	$894,849
Year Ended 8/31/2017	$26.01	16.05%	0.69%	0.69%	1.17%	52%	$779,002
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$37.72	0.12	(1.06)	(0.94)	(0.20)	(4.40)	(4.60)
Year Ended 8/31/2021	$30.67	0.22	9.21	9.43	(0.27)	(2.11)	(2.38)
Year Ended 8/31/2020	$26.19	0.28	5.81	6.09	(0.32)	(1.29)	(1.61)
Year Ended 8/31/2019	$27.89	0.33	0.19	0.52	(0.32)	(1.90)	(2.22)
Year Ended 8/31/2018	$26.03	0.29	3.12	3.41	(0.28)	(1.27)	(1.55)
Year Ended 8/31/2017	$22.81	0.30	3.33	3.63	(0.24)	(0.17)	(0.41)
Class R
Six Months Ended 2/28/2022 (Unaudited)	$36.52	0.01	(1.02)	(1.01)	—	(4.40)	(4.40)
Year Ended 8/31/2021	$29.78	0.01	8.94	8.95	(0.10)	(2.11)	(2.21)
Year Ended 8/31/2020	$25.48	0.11	5.64	5.75	(0.16)	(1.29)	(1.45)
Year Ended 8/31/2019	$27.18	0.16	0.19	0.35	(0.15)	(1.90)	(2.05)
Year Ended 8/31/2018	$25.41	0.12	3.04	3.16	(0.12)	(1.27)	(1.39)
Year Ended 8/31/2017	$22.29	0.14	3.25	3.39	(0.10)	(0.17)	(0.27)
Class V
Six Months Ended 2/28/2022 (Unaudited)	$36.09	0.05	(1.00)	(0.95)	(0.07)	(4.40)	(4.47)
Year Ended 8/31/2021	$29.45	0.09	8.83	8.92	(0.17)	(2.11)	(2.28)
Year Ended 8/31/2020	$25.22	0.17	5.58	5.75	(0.23)	(1.29)	(1.52)
Year Ended 8/31/2019	$26.93	0.22	0.19	0.41	(0.22)	(1.90)	(2.12)
Year Ended 8/31/2018	$25.18	0.18	3.02	3.20	(0.18)	(1.27)	(1.45)
Year Ended 8/31/2017	$22.09	0.19	3.22	3.41	(0.15)	(0.17)	(0.32)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Contrarian Core Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$32.18	(2.96%)	0.62%(c)	0.62%(c)	0.66%(c)	25%	$3,067,160
Year Ended 8/31/2021	$37.72	32.64%	0.63%(e)	0.63%(e)	0.66%	47%	$3,338,749
Year Ended 8/31/2020	$30.67	24.26%	0.64%	0.64%	1.05%	51%	$2,487,886
Year Ended 8/31/2019	$26.19	2.90%	0.64%(e)	0.64%(e)	1.30%	53%	$2,123,062
Year Ended 8/31/2018	$27.89	13.50%	0.63%	0.63%	1.10%	63%	$2,101,809
Year Ended 8/31/2017	$26.03	16.14%	0.65%	0.65%	1.23%	52%	$1,574,824
Class R
Six Months Ended 2/28/2022 (Unaudited)	$31.11	(3.26%)	1.24%(c)	1.24%(c),(d)	0.04%(c)	25%	$133,899
Year Ended 8/31/2021	$36.52	31.83%	1.25%(e)	1.25%(d),(e)	0.04%	47%	$143,336
Year Ended 8/31/2020	$29.78	23.47%	1.27%	1.27%(d)	0.42%	51%	$124,853
Year Ended 8/31/2019	$25.48	2.24%	1.28%(e)	1.28%(e)	0.66%	53%	$124,951
Year Ended 8/31/2018	$27.18	12.78%	1.27%	1.27%(d)	0.45%	63%	$145,912
Year Ended 8/31/2017	$25.41	15.34%	1.29%	1.29%(d)	0.57%	52%	$132,392
Class V
Six Months Ended 2/28/2022 (Unaudited)	$30.67	(3.11%)	0.99%(c)	0.99%(c),(d)	0.29%(c)	25%	$196,936
Year Ended 8/31/2021	$36.09	32.14%	1.00%(e)	1.00%(d),(e)	0.29%	47%	$212,301
Year Ended 8/31/2020	$29.45	23.73%	1.02%	1.02%(d)	0.67%	51%	$172,192
Year Ended 8/31/2019	$25.22	2.52%	1.03%(e)	1.03%(e)	0.91%	53%	$150,836
Year Ended 8/31/2018	$26.93	13.09%	1.02%	1.02%(d)	0.70%	63%	$163,335
Year Ended 8/31/2017	$25.18	15.61%	1.04%	1.04%(d)	0.82%	52%	$154,392
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2022	19

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
20	Columbia Contrarian Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Contrarian Core Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.770% to 0.555% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.605% of the Fund’s average daily net assets.
22	Columbia Contrarian Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.13
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, these minimum account balance fees reduced total expenses of the Fund by $4,264.
Columbia Contrarian Core Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	818,866
Class C	—	1.00(b)	9,065
Class V	5.75	0.50 - 1.00(a)	34

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia Contrarian Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2022
Class A	1.03%
Advisor Class	0.78
Class C	1.78
Institutional Class	0.78
Institutional 2 Class	0.71
Institutional 3 Class	0.66
Class R	1.28
Class V	1.03
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,217,380,000	5,041,054,000	(67,897,000)	4,973,157,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Contrarian Core Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,165,183,282 and $3,691,094,592, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
26	Columbia Contrarian Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
Columbia Contrarian Core Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At February 28, 2022, one unaffiliated shareholder of record owned 12.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 25.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Contrarian Core Fund | Semiannual Report 2022

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Columbia Contrarian Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR133_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Columbia Emerging Markets Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Emerging Markets Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Emerging Markets Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Dara White, CFA
Lead Portfolio Manager
Managed Fund since 2008
Robert Cameron
Portfolio Manager
Managed Fund since 2008
Perry Vickery, CFA
Portfolio Manager
Managed Fund since 2017
Derek Lin, CFA
Portfolio Manager
Managed Fund since 2020
Darren Powell, CFA
Portfolio Manager
Managed Fund since March 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	-22.12	-23.76	8.30	4.53
	Including sales charges		-26.59	-28.15	7.02	3.91
Advisor Class*		03/19/13	-21.96	-23.53	8.60	4.80
Class C	Excluding sales charges	09/28/07	-22.39	-24.32	7.52	3.75
	Including sales charges		-23.16	-25.07	7.52	3.75
Institutional Class		01/02/98	-22.02	-23.56	8.58	4.79
Institutional 2 Class*		11/08/12	-21.98	-23.48	8.72	4.93
Institutional 3 Class*		11/08/12	-21.97	-23.46	8.76	4.97
Class R		09/27/10	-22.22	-23.97	8.05	4.27
MSCI Emerging Markets Index (Net)			-9.81	-10.69	6.99	3.24
MSCI EAFE Index (Net)			-6.78	2.83	7.16	6.15
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net) and the MSCI EAFE Index (Net) which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Emerging Markets Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2022)
Communication Services	12.0
Consumer Discretionary	15.8
Consumer Staples	1.7
Energy	3.4
Financials	21.3
Health Care	7.2
Industrials	5.5
Information Technology	29.4
Materials	1.2
Real Estate	2.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2022)
Argentina	3.9
Brazil	6.0
Canada	0.7
China	27.2
Hong Kong	3.8
Hungary	1.6
India	15.4
Indonesia	5.4
Kazakhstan	0.3
Mexico	0.0(a)
Philippines	0.7
Poland	0.6
Russian Federation	0.9
South Africa	1.1
South Korea	13.5
Taiwan	15.6
Thailand	0.6
United States(b)	1.9
Uruguay	0.6
Vietnam	0.2
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Emerging Markets Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	778.80	1,017.75	6.26	7.10	1.42
Advisor Class	1,000.00	1,000.00	780.40	1,018.94	5.21	5.91	1.18
Class C	1,000.00	1,000.00	776.10	1,014.03	9.56	10.84	2.17
Institutional Class	1,000.00	1,000.00	779.80	1,018.94	5.21	5.91	1.18
Institutional 2 Class	1,000.00	1,000.00	780.20	1,019.54	4.68	5.31	1.06
Institutional 3 Class	1,000.00	1,000.00	780.30	1,019.79	4.46	5.06	1.01
Class R	1,000.00	1,000.00	777.80	1,016.51	7.36	8.35	1.67
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Emerging Markets Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.8%
Issuer	Shares	Value ($)
Argentina 3.8%
Globant SA(a)	118,162	32,376,388
MercadoLibre, Inc.(a)	39,876	44,926,295
Total		77,302,683
Brazil 4.6%
Afya Ltd., Class A(a)	526,037	6,785,877
Banco BTG Pactual SA	2,688,930	13,408,896
Hapvida Participacoes e Investimentos SA	4,641,277	10,928,178
Itaú Unibanco Holding SA, ADR	3,131,509	15,125,188
Localiza Rent a Car SA	1,542,239	17,219,479
Pagseguro Digital Ltd., Class A(a)	837,905	13,356,206
XP, Inc., Class A(a)	455,455	14,729,415
Total		91,553,239
Canada 0.7%
Parex Resources, Inc.	668,344	14,737,842
China 26.9%
Alibaba Group Holding Ltd., ADR(a)	171,955	18,087,946
Bafang Electric Suzhou Co., Ltd., Class A	289,303	9,241,487
BeiGene Ltd., ADR(a)	20,401	4,294,818
Beijing Kingsoft Office Software, Inc., Class A	291,137	9,886,302
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Tourism Group Duty Free Corp., Ltd., Class A	461,087	14,906,178
Contemporary Amperex Technology Co., Ltd., Class A	125,000	10,717,170
Country Garden Services Holdings Co., Ltd.	5,191,000	31,052,343
Everest Medicines Ltd.(a)	1,161,000	3,586,870
Glodon Co., Ltd., Class A	549,215	4,920,589
JD.com, Inc., ADR(a)	718,149	51,441,013
JD.com, Inc., Class A(a)	106,838	3,816,198
Kingdee International Software Group Co., Ltd.(a)	3,238,000	8,003,181
Kuaishou Technology(a)	760,400	8,799,666
Kweichow Moutai Co., Ltd., Class A	48,548	13,819,110
Li Ning Co., Ltd.	2,341,000	23,382,276
Medlive Technology Co., Ltd.(a),(d)	3,037,573	4,496,821
Meituan, Class B(a)	1,538,200	34,171,355
Midea Group Co., Ltd., Class A	878,653	9,342,514
NetEase, Inc., ADR	293,486	27,980,955
Common Stocks (continued)
Issuer	Shares	Value ($)
New Horizon Health Ltd.(a)	2,039,500	7,652,210
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	260,644	13,566,047
Shenzhou International Group Holdings Ltd.	956,200	16,060,931
Silergy Corp.	123,000	16,389,891
Skshu Paint Co., Ltd., Class A	598,506	8,434,568
Sungrow Power Supply Co., Ltd., Class A	341,100	6,611,081
Tencent Holdings Ltd.	2,243,600	121,067,623
WuXi AppTec Co., Ltd., Class H	945,702	13,461,550
WuXi Biologics Cayman, Inc.(a)	2,574,500	21,294,771
Xpeng, Inc., ADR(a)	549,249	19,976,186
Zai Lab Ltd., ADR(a)	127,939	6,998,263
Total		543,459,914
Hong Kong 3.8%
AIA Group Ltd.	3,244,600	33,691,423
Hong Kong Exchanges and Clearing Ltd.	147,600	7,152,206
Techtronic Industries Co., Ltd.	2,103,764	35,250,797
Total		76,094,426
Hungary 1.6%
OTP Bank Nyrt(a)	674,483	25,737,744
Richter Gedeon Nyrt	267,797	5,622,848
Total		31,360,592
India 15.3%
Apollo Hospitals Enterprise Ltd.	338,259	21,650,255
Asian Paints Ltd.	332,438	14,049,202
AU Small Finance Bank Ltd.(a)	819,435	13,164,271
Bajaj Finance Ltd.	227,206	21,272,217
Balkrishna Industries Ltd.	340,270	8,274,234
Cholamandalam Investment and Finance Co., Ltd.	1,836,004	16,938,094
Divi’s Laboratories Ltd.	155,893	8,859,640
Dixon Technologies India Ltd.	177,631	10,226,010
Eicher Motors Ltd.	288,487	9,964,476
Godrej Properties Ltd.(a)	220,526	4,417,592
HDFC Bank Ltd., ADR	490,067	30,467,465
HDFC Life Insurance Co., Ltd.	2,234,941	15,579,608
ICICI Bank Ltd., ADR	1,798,687	35,020,436
InterGlobe Aviation Ltd.(a)	382,949	9,586,728
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Emerging Markets Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jubilant Foodworks Ltd.	153,540	5,969,535
Kotak Mahindra Bank Ltd.	560,846	13,805,840
Mindtree Ltd.	247,901	12,863,803
PVR Ltd.(a)	454,477	9,957,918
Reliance Industries Ltd.	1,491,075	46,941,581
Total		309,008,905
Indonesia 5.4%
PT Bank BTPN Syariah Tbk	42,338,800	10,625,587
PT Bank Central Asia Tbk	79,303,400	44,771,994
PT Bank Rakyat Indonesia Persero Tbk	168,015,129	53,724,563
Total		109,122,144
Kazakhstan 0.3%
Kaspi.KZ JSC, GDR(b),(c),(d)	85,683	5,134,686
Mexico 0.0%
Wal-Mart de Mexico SAB de CV, Class V	83,432	317,743
Philippines 0.7%
Ayala Land, Inc.	17,252,700	13,152,359
Poland 0.6%
Dino Polska SA(a)	168,311	11,835,104
Russian Federation 0.9%
Detsky Mir PJSC(b),(c)	5,893,953	1,958,147
Fix Price Group Ltd., GDR(d)	2,678,663	1,620,830
Lukoil PJSC, ADR	313,908	5,887,933
Ozon Holdings PLC, ADR(a),(b),(c)	375,545	2,272,047
TCS Group Holding PLC, GDR	186,331	1,781,491
Yandex NV, Class A(a),(b),(c)	477,611	4,718,797
Total		18,239,245
South Africa 1.1%
Capitec Bank Holdings Ltd.	107,216	14,475,525
Clicks Group Ltd.	403,712	7,849,099
Total		22,324,624
South Korea 12.2%
Coupang, Inc.(a)	627,331	16,636,818
Hana Financial Group, Inc.	317,218	12,887,890
NAVER Corp.	86,294	22,993,679
Pearl Abyss Corp.(a)	102,575	8,226,831
Samsung Biologics Co., Ltd.(a)	29,532	19,212,145
Common Stocks (continued)
Issuer	Shares	Value ($)
Samsung Electro-Mechanics Co., Ltd.	112,710	15,757,796
Samsung Electronics Co., Ltd.	1,572,230	94,732,204
Samsung SDI Co., Ltd.	40,424	18,629,011
SK Hynix, Inc.	361,696	37,708,444
Total		246,784,818
Taiwan 15.5%
Chailease Holding Co., Ltd.	694,000	6,298,408
Delta Electronics	1,515,000	13,501,849
MediaTek, Inc.	1,545,000	61,051,984
Parade Technologies Ltd.	272,000	18,779,340
Sea Ltd. ADR(a)	223,970	32,610,032
Taiwan Semiconductor Manufacturing Co., Ltd.	7,957,048	171,073,017
Unimicron Technology Corp.	945,281	8,789,035
Total		312,103,665
Thailand 0.6%
Muangthai Capital PCL, Foreign Registered Shares	7,961,200	12,609,300
Uruguay 0.6%
Dlocal Ltd.(a)	386,131	12,607,177
Vietnam 0.2%
FPT Corp.	1,029,200	4,221,413
Total Common Stocks (Cost $1,447,761,891)		1,911,969,879

Preferred Stocks 2.5%
Issuer	Shares	Value ($)
Brazil 1.4%
Azul SA(a)	5,633,390	27,654,645
South Korea 1.1%
Samsung Electronics Co., Ltd.	408,983	22,603,470
Total Preferred Stocks (Cost $40,901,680)		50,258,115

Rights 0.0%
Issuer	Shares	Value ($)
South Korea 0.0%
Samsung Biologics Co., Ltd.(a)	1,956	232,948
Total Rights (Cost $—)		232,948

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(e),(f)	37,427,979	37,416,751
Total Money Market Funds (Cost $37,414,162)		37,416,751
Total Investments in Securities (Cost $1,526,077,733)		1,999,877,693
Other Assets & Liabilities, Net		17,921,818
Net Assets		$2,017,799,511
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $14,083,678, which represents 0.70% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $11,252,337, which represents 0.56% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	77,639,295	397,898,380	(438,123,513)	2,589	37,416,751	(11,073)	19,109	37,427,979
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Emerging Markets Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	77,302,683	—	—	77,302,683
Brazil	91,553,239	—	—	91,553,239
Canada	14,737,842	—	—	14,737,842
China	128,779,181	414,680,732	1	543,459,914
Hong Kong	—	76,094,426	—	76,094,426
Hungary	—	31,360,592	—	31,360,592
India	65,487,901	243,521,004	—	309,008,905
Indonesia	—	109,122,144	—	109,122,144
Kazakhstan	—	—	5,134,686	5,134,686
Mexico	317,743	—	—	317,743
Philippines	—	13,152,359	—	13,152,359
Poland	—	11,835,104	—	11,835,104
Russian Federation	—	9,290,254	8,948,991	18,239,245
South Africa	—	22,324,624	—	22,324,624
South Korea	16,636,818	230,148,000	—	246,784,818
Taiwan	32,610,032	279,493,633	—	312,103,665
Thailand	—	12,609,300	—	12,609,300
Uruguay	12,607,177	—	—	12,607,177
Vietnam	—	4,221,413	—	4,221,413
Total Common Stocks	440,032,616	1,457,853,585	14,083,678	1,911,969,879
Preferred Stocks
Brazil	27,654,645	—	—	27,654,645
South Korea	—	22,603,470	—	22,603,470
Total Preferred Stocks	27,654,645	22,603,470	—	50,258,115
Rights
South Korea	—	232,948	—	232,948
Total Rights	—	232,948	—	232,948
Money Market Funds	37,416,751	—	—	37,416,751
Total Investments in Securities	505,104,012	1,480,690,003	14,083,678	1,999,877,693
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Emerging Markets Fund | Semiannual Report 2022

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,488,663,571)	$1,962,460,942
Affiliated issuers (cost $37,414,162)	37,416,751
Foreign currency (cost $12,516,074)	12,506,255
Receivable for:
Investments sold	39,624,243
Capital shares sold	3,878,517
Dividends	1,339,422
Foreign tax reclaims	119,601
Prepaid expenses	18,476
Trustees’ deferred compensation plan	177,292
Other assets	38,369
Total assets	2,057,579,868
Liabilities
Payable for:
Investments purchased	24,771,663
Capital shares purchased	5,139,085
Foreign capital gains taxes deferred	9,069,860
Management services fees	162,703
Distribution and/or service fees	7,216
Transfer agent fees	253,230
Compensation of board members	20,124
Compensation of chief compliance officer	91
Other expenses	179,093
Trustees’ deferred compensation plan	177,292
Total liabilities	39,780,357
Net assets applicable to outstanding capital stock	$2,017,799,511
Represented by
Paid in capital	1,609,179,336
Total distributable earnings (loss)	408,620,175
Total - representing net assets applicable to outstanding capital stock	$2,017,799,511
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities  (continued)
February 28, 2022 (Unaudited)
Class A
Net assets	$270,547,820
Shares outstanding	18,491,362
Net asset value per share	$14.63
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.52
Advisor Class
Net assets	$178,975,933
Shares outstanding	11,967,546
Net asset value per share	$14.96
Class C
Net assets	$15,253,246
Shares outstanding	1,126,698
Net asset value per share	$13.54
Institutional Class
Net assets	$543,916,156
Shares outstanding	36,651,482
Net asset value per share	$14.84
Institutional 2 Class
Net assets	$305,602,825
Shares outstanding	20,437,532
Net asset value per share	$14.95
Institutional 3 Class
Net assets	$698,199,630
Shares outstanding	46,475,310
Net asset value per share	$15.02
Class R
Net assets	$5,303,901
Shares outstanding	369,268
Net asset value per share	$14.36
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Emerging Markets Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,925,496
Dividends — affiliated issuers	19,109
Interfund lending	40
Non-cash dividends - unaffiliated issuers	1,335,792
Foreign taxes withheld	(1,242,602)
Total income	8,037,835
Expenses:
Management services fees	10,694,898
Distribution and/or service fees
Class A	400,976
Class C	96,237
Class R	16,281
Transfer agent fees
Class A	262,231
Advisor Class	128,711
Class C	15,736
Institutional Class	459,103
Institutional 2 Class	98,936
Institutional 3 Class	24,023
Class R	5,316
Compensation of board members	20,407
Custodian fees	323,096
Printing and postage fees	64,060
Registration fees	115,515
Audit fees	23,139
Legal fees	16,070
Compensation of chief compliance officer	282
Other	173,250
Total expenses	12,938,267
Expense reduction	(880)
Total net expenses	12,937,387
Net investment loss	(4,899,552)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(56,391)
Investments — affiliated issuers	(11,073)
Foreign currency translations	(328,292)
Net realized loss	(395,756)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(554,351,016)
Investments — affiliated issuers	2,589
Foreign currency translations	(80,434)
Foreign capital gains tax	4,228,124
Net change in unrealized appreciation (depreciation)	(550,200,737)
Net realized and unrealized loss	(550,596,493)
Net decrease in net assets resulting from operations	$(555,496,045)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment loss	$(4,899,552)	$(3,206,740)
Net realized gain (loss)	(395,756)	38,833,288
Net change in unrealized appreciation (depreciation)	(550,200,737)	305,272,347
Net increase (decrease) in net assets resulting from operations	(555,496,045)	340,898,895
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,612,475)	(3,194,126)
Advisor Class	(1,539,779)	(619,352)
Class C	(244,856)	(87,144)
Institutional Class	(8,706,386)	(3,945,614)
Institutional 2 Class	(5,742,894)	(3,656,749)
Institutional 3 Class	(12,872,950)	(9,328,016)
Class R	(90,136)	(50,972)
Total distributions to shareholders	(33,809,476)	(20,881,973)
Increase in net assets from capital stock activity	249,325,435	530,458,563
Total increase (decrease) in net assets	(339,980,086)	850,475,485
Net assets at beginning of period	2,357,779,597	1,507,304,112
Net assets at end of period	$2,017,799,511	$2,357,779,597
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Emerging Markets Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,236,584	21,332,127	3,671,868	69,441,078
Fund reorganization	269,775	4,637,897	—	—
Distributions reinvested	258,838	4,467,536	168,671	3,091,734
Redemptions	(1,958,067)	(33,691,643)	(3,149,296)	(57,365,904)
Net increase (decrease)	(192,870)	(3,254,083)	691,243	15,166,908
Advisor Class
Subscriptions	2,380,500	41,615,101	4,203,972	82,382,206
Fund reorganization	9,411,874	165,298,388	—	—
Distributions reinvested	87,134	1,536,164	26,973	504,132
Redemptions	(5,703,427)	(96,660,502)	(1,202,144)	(22,737,423)
Net increase	6,176,081	111,789,151	3,028,801	60,148,915
Class C
Subscriptions	81,486	1,307,587	682,139	12,162,196
Distributions reinvested	14,975	239,603	5,055	86,387
Redemptions	(253,529)	(4,069,220)	(489,088)	(8,579,697)
Net increase (decrease)	(157,068)	(2,522,030)	198,106	3,668,886
Institutional Class
Subscriptions	15,011,329	261,134,087	16,148,631	310,607,876
Distributions reinvested	338,369	5,921,453	151,822	2,816,299
Redemptions	(7,067,929)	(121,390,970)	(4,418,164)	(82,797,147)
Net increase	8,281,769	145,664,570	11,882,289	230,627,028
Institutional 2 Class
Subscriptions	3,042,209	54,808,745	8,398,539	163,216,583
Distributions reinvested	325,360	5,732,848	186,067	3,473,868
Redemptions	(3,032,139)	(52,426,468)	(3,498,294)	(66,979,362)
Net increase	335,430	8,115,125	5,086,312	99,711,089
Institutional 3 Class
Subscriptions	5,851,264	102,601,499	15,959,517	313,844,968
Distributions reinvested	320,281	5,672,176	241,286	4,524,119
Redemptions	(6,774,650)	(118,720,649)	(10,504,918)	(197,360,590)
Net increase (decrease)	(603,105)	(10,446,974)	5,695,885	121,008,497
Class R
Subscriptions	79,549	1,387,337	163,380	3,011,052
Distributions reinvested	4,809	81,518	2,322	41,897
Redemptions	(88,843)	(1,489,179)	(165,570)	(2,925,709)
Net increase (decrease)	(4,485)	(20,324)	132	127,240
Total net increase	13,835,752	249,325,435	26,582,768	530,458,563
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$19.06	(0.06)	(4.12)	(4.18)	(0.18)	(0.07)	(0.25)
Year Ended 8/31/2021	$15.60	(0.08)	3.72	3.64	(0.18)	—	(0.18)
Year Ended 8/31/2020	$12.15	(0.04)	3.51	3.47	(0.02)	—	(0.02)
Year Ended 8/31/2019	$12.15	0.01	(0.01)	0.00(f)	—	—	—
Year Ended 8/31/2018	$12.62	0.02	(0.47)	(0.45)	(0.02)	—	(0.02)
Year Ended 8/31/2017	$9.99	0.01	2.62	2.63	—	—	—
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$19.46	(0.03)	(4.20)	(4.23)	(0.20)	(0.07)	(0.27)
Year Ended 8/31/2021	$15.92	(0.03)	3.79	3.76	(0.22)	—	(0.22)
Year Ended 8/31/2020	$12.39	(0.01)	3.59	3.58	(0.05)	—	(0.05)
Year Ended 8/31/2019	$12.38	0.04	(0.02)	0.02	(0.01)	—	(0.01)
Year Ended 8/31/2018	$12.84	0.02	(0.43)	(0.41)	(0.05)	—	(0.05)
Year Ended 8/31/2017	$10.14	0.07	2.63	2.70	—	—	—
Class C
Six Months Ended 2/28/2022 (Unaudited)	$17.67	(0.12)	(3.80)	(3.92)	(0.14)	(0.07)	(0.21)
Year Ended 8/31/2021	$14.50	(0.20)	3.45	3.25	(0.08)	—	(0.08)
Year Ended 8/31/2020	$11.36	(0.13)	3.27	3.14	—	—	—
Year Ended 8/31/2019	$11.45	(0.08)	(0.01)	(0.09)	—	—	—
Year Ended 8/31/2018	$11.96	(0.08)	(0.43)	(0.51)	—	—	—
Year Ended 8/31/2017	$9.54	(0.06)	2.48	2.42	—	—	—
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$19.32	(0.04)	(4.17)	(4.21)	(0.20)	(0.07)	(0.27)
Year Ended 8/31/2021	$15.80	(0.03)	3.77	3.74	(0.22)	—	(0.22)
Year Ended 8/31/2020	$12.30	(0.01)	3.56	3.55	(0.05)	—	(0.05)
Year Ended 8/31/2019	$12.29	0.05	(0.03)	0.02	(0.01)	—	(0.01)
Year Ended 8/31/2018	$12.76	0.05	(0.47)	(0.42)	(0.05)	—	(0.05)
Year Ended 8/31/2017	$10.07	0.04	2.65	2.69	—	—	—
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$19.46	(0.03)	(4.21)	(4.24)	(0.20)	(0.07)	(0.27)
Year Ended 8/31/2021	$15.92	(0.02)	3.79	3.77	(0.23)	—	(0.23)
Year Ended 8/31/2020	$12.38	0.01	3.60	3.61	(0.07)	—	(0.07)
Year Ended 8/31/2019	$12.37	0.07	(0.03)	0.04	(0.03)	—	(0.03)
Year Ended 8/31/2018	$12.84	0.08	(0.49)	(0.41)	(0.06)	—	(0.06)
Year Ended 8/31/2017	$10.12	0.06	2.66	2.72	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Emerging Markets Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$14.63	(22.12%)	1.42%(c)	1.42%(c),(d)	(0.71%)(c)	21%	$270,548
Year Ended 8/31/2021	$19.06	23.40%	1.43%(e)	1.43%(d),(e)	(0.45%)	16%	$356,033
Year Ended 8/31/2020	$15.60	28.56%	1.55%(e)	1.54%(d),(e)	(0.29%)	29%	$280,741
Year Ended 8/31/2019	$12.15	0.00%	1.58%(e)	1.58%(e)	0.12%	38%	$249,512
Year Ended 8/31/2018	$12.15	(3.58%)	1.54%	1.54%(d)	0.12%	39%	$276,209
Year Ended 8/31/2017	$12.62	26.33%	1.65%(g)	1.62%(d),(g)	0.14%	51%	$270,816
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$14.96	(21.96%)	1.18%(c)	1.18%(c),(d)	(0.37%)(c)	21%	$178,976
Year Ended 8/31/2021	$19.46	23.65%	1.18%(e)	1.18%(d),(e)	(0.17%)	16%	$112,719
Year Ended 8/31/2020	$15.92	28.92%	1.30%(e)	1.29%(d),(e)	(0.07%)	29%	$43,986
Year Ended 8/31/2019	$12.39	0.20%	1.33%(e)	1.33%(e)	0.36%	38%	$23,161
Year Ended 8/31/2018	$12.38	(3.26%)	1.29%	1.29%(d)	0.14%	39%	$24,379
Year Ended 8/31/2017	$12.84	26.63%	1.41%(g)	1.37%(d),(g)	0.68%	51%	$21,298
Class C
Six Months Ended 2/28/2022 (Unaudited)	$13.54	(22.39%)	2.17%(c)	2.17%(c),(d)	(1.46%)(c)	21%	$15,253
Year Ended 8/31/2021	$17.67	22.45%	2.18%(e)	2.18%(d),(e)	(1.19%)	16%	$22,680
Year Ended 8/31/2020	$14.50	27.64%	2.30%(e)	2.29%(d),(e)	(1.04%)	29%	$15,742
Year Ended 8/31/2019	$11.36	(0.79%)	2.33%(e)	2.33%(e)	(0.69%)	38%	$14,830
Year Ended 8/31/2018	$11.45	(4.26%)	2.29%	2.29%(d)	(0.62%)	39%	$22,177
Year Ended 8/31/2017	$11.96	25.37%	2.40%(g)	2.37%(d),(g)	(0.57%)	51%	$24,616
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$14.84	(22.02%)	1.18%(c)	1.18%(c),(d)	(0.48%)(c)	21%	$543,916
Year Ended 8/31/2021	$19.32	23.70%	1.18%(e)	1.18%(d),(e)	(0.18%)	16%	$547,997
Year Ended 8/31/2020	$15.80	28.89%	1.30%(e)	1.29%(d),(e)	(0.04%)	29%	$260,558
Year Ended 8/31/2019	$12.30	0.20%	1.33%(e)	1.33%(e)	0.41%	38%	$210,844
Year Ended 8/31/2018	$12.29	(3.35%)	1.29%	1.29%(d)	0.40%	39%	$203,193
Year Ended 8/31/2017	$12.76	26.71%	1.40%(g)	1.37%(d),(g)	0.39%	51%	$179,501
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$14.95	(21.98%)	1.06%(c)	1.06%(c)	(0.36%)(c)	21%	$305,603
Year Ended 8/31/2021	$19.46	23.77%	1.08%(e)	1.08%(e)	(0.09%)	16%	$391,145
Year Ended 8/31/2020	$15.92	29.19%	1.16%(e)	1.15%(e)	0.10%	29%	$238,994
Year Ended 8/31/2019	$12.38	0.36%	1.18%(e)	1.18%(e)	0.55%	38%	$161,554
Year Ended 8/31/2018	$12.37	(3.22%)	1.16%	1.16%	0.58%	39%	$155,442
Year Ended 8/31/2017	$12.84	26.88%	1.22%(g)	1.22%(g)	0.57%	51%	$123,364
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$19.55	(0.03)	(4.22)	(4.25)	(0.21)	(0.07)	(0.28)
Year Ended 8/31/2021	$15.99	(0.01)	3.81	3.80	(0.24)	—	(0.24)
Year Ended 8/31/2020	$12.44	0.02	3.60	3.62	(0.07)	—	(0.07)
Year Ended 8/31/2019	$12.43	0.07	(0.02)	0.05	(0.04)	—	(0.04)
Year Ended 8/31/2018	$12.90	0.07	(0.47)	(0.40)	(0.07)	—	(0.07)
Year Ended 8/31/2017	$10.17	0.10	2.63	2.73	—	—	—
Class R
Six Months Ended 2/28/2022 (Unaudited)	$18.72	(0.08)	(4.04)	(4.12)	(0.17)	(0.07)	(0.24)
Year Ended 8/31/2021	$15.34	(0.13)	3.66	3.53	(0.15)	—	(0.15)
Year Ended 8/31/2020	$11.96	(0.07)	3.45	3.38	—	—	—
Year Ended 8/31/2019	$11.99	(0.02)	(0.01)	(0.03)	—	—	—
Year Ended 8/31/2018	$12.47	(0.02)	(0.46)	(0.48)	—	—	—
Year Ended 8/31/2017	$9.89	(0.01)	2.59	2.58	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Emerging Markets Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$15.02	(21.97%)	1.01%(c)	1.01%(c)	(0.31%)(c)	21%	$698,200
Year Ended 8/31/2021	$19.55	23.84%	1.03%(e)	1.03%(e)	(0.03%)	16%	$920,211
Year Ended 8/31/2020	$15.99	29.18%	1.11%(e)	1.10%(e)	0.16%	29%	$661,552
Year Ended 8/31/2019	$12.44	0.43%	1.13%(e)	1.13%(e)	0.58%	38%	$609,791
Year Ended 8/31/2018	$12.43	(3.18%)	1.10%	1.10%	0.54%	39%	$673,688
Year Ended 8/31/2017	$12.90	26.84%	1.19%(g)	1.19%(g)	0.86%	51%	$726,291
Class R
Six Months Ended 2/28/2022 (Unaudited)	$14.36	(22.22%)	1.67%(c)	1.67%(c),(d)	(0.96%)(c)	21%	$5,304
Year Ended 8/31/2021	$18.72	23.04%	1.68%(e)	1.68%(d),(e)	(0.69%)	16%	$6,996
Year Ended 8/31/2020	$15.34	28.26%	1.80%(e)	1.79%(d),(e)	(0.54%)	29%	$5,731
Year Ended 8/31/2019	$11.96	(0.25%)	1.83%(e)	1.83%(e)	(0.16%)	38%	$7,125
Year Ended 8/31/2018	$11.99	(3.85%)	1.79%	1.79%(d)	(0.17%)	39%	$9,847
Year Ended 8/31/2017	$12.47	26.09%	1.90%(g)	1.87%(d),(g)	(0.08%)	51%	$12,175
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2022	19

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Emerging Markets Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Emerging Markets Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.94% of the Fund’s average daily net assets.
22	Columbia Emerging Markets Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, these minimum account balance fees reduced total expenses of the Fund by $880.
Columbia Emerging Markets Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	98,472
Class C	—	1.00(b)	3,399

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2023
Class A	1.47%
Advisor Class	1.22
Class C	2.22
Institutional Class	1.22
Institutional Class 2	1.11
Institutional 3 Class	1.07
Class R	1.72
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
24	Columbia Emerging Markets Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,526,078,000	650,691,000	(176,891,000)	473,800,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2021 as arising on September 1, 2021.
Late year ordinary losses ($)	Post-October capital losses ($)
2,842,338	77,962
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $538,003,017 and $461,352,233, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Transactions to realign the portfolio for the Fund following the reorganization as described in  Note 9 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $105,240,406 and $0, respectively, for the six months ended February 28, 2022.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Emerging Markets Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,400,000	0.61	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
Note 9. Fund reorganization
At the close of business on December 10, 2021, the Fund acquired the assets and assumed the identified liabilities of BMO LGM Emerging Markets Equity Fund (the Acquired Fund), a series of BMO Funds, Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on November 23, 2021. The purpose of the reorganization was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $2,217,656,191 and the combined net assets immediately after the reorganization were $2,387,592,476.
The reorganization was accomplished by a tax-free exchange of 13,904,828 shares of the Acquired Fund valued at $169,936,285 (including $5,849,889 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
26	Columbia Emerging Markets Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Shares
Class A	269,775
Advisor Class	9,411,874
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on September 1, 2021, the Fund’s pro-forma results of operations for the six months ended February 28, 2022 would have been approximately:
($)
Net investment loss	(5,269,000)
Net realized gain	50,606,000
Net change in unrealized appreciation/(depreciation)	(616,826,000)
Net decrease in net assets from operations	(571,489,000)
Note 10. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Columbia Emerging Markets Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. The public health crises caused by the COVID-19 outbreak have exacerbated political and diplomatic tensions between the United States and China, which could adversely affect international trade and the value of the Fund’s portfolio securities. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
28	Columbia Emerging Markets Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At February 28, 2022, two unaffiliated shareholders of record owned 39.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 26.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Variable interest entity risk
Many Chinese companies to which the Fund seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China but, until recently, was not acknowledged by the Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the
Columbia Emerging Markets Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. There were no items requiring adjustment of the financial statements and, other than as noted below, no items requiring additional disclosure.
On February 24, 2022, Russia began a large-scale invasion of Ukraine, and economic sanctions against Russia swiftly followed. Following regulatory concerns regarding these economic sanctions, a number of market exchanges halted trading in the stocks of Russia-based companies listed on their exchange. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund. Since the invasion, the value and liquidity of securities with exposure in Russia, Ukraine and Belarus have experienced significant declines.  At February 28, 2022, securities with exposure in these countries represented 0.9% of the Fund’s net assets. Effective March 3, 2022, the value of all equity securities with exposure in these countries represents their fair value as determined in good faith under procedures approved by the Board of Trustees.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Emerging Markets Fund | Semiannual Report 2022

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Columbia Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR142_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Columbia Greater China Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Greater China Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Greater China Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Dara White, CFA
Co-Portfolio Manager
Managed Fund since 2019
Derek Lin, CFA
Co-Portfolio Manager
Managed Fund since 2020
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/16/97	-20.24	-36.29	9.05	6.83
	Including sales charges		-24.83	-39.95	7.77	6.20
Advisor Class*		03/19/13	-20.14	-36.13	9.33	7.07
Class C	Excluding sales charges	05/16/97	-20.55	-36.78	8.23	6.03
	Including sales charges		-21.34	-37.41	8.23	6.03
Institutional Class		05/16/97	-20.16	-36.14	9.32	7.10
Institutional 2 Class*		11/08/12	-20.12	-36.09	9.40	7.18
Institutional 3 Class*		03/01/17	-20.09	-36.05	9.46	7.03
MSCI China Index (Net)			-16.79	-31.29	5.70	4.67
Hang Seng Index			-12.64	-22.19	-1.01	0.39
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI China Index (Net) is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group.
The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI China Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Greater China Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2022)
Communication Services	20.7
Consumer Discretionary	31.6
Consumer Staples	9.1
Financials	12.0
Health Care	9.9
Industrials	5.9
Information Technology	4.5
Materials	0.7
Real Estate	5.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2022)
China	74.2
Hong Kong	5.6
United States(a)	20.2
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Greater China Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	797.60	1,017.41	6.64	7.45	1.49
Advisor Class	1,000.00	1,000.00	798.60	1,018.70	5.49	6.16	1.23
Class C	1,000.00	1,000.00	794.50	1,013.74	9.92	11.13	2.23
Institutional Class	1,000.00	1,000.00	798.40	1,018.74	5.44	6.11	1.22
Institutional 2 Class	1,000.00	1,000.00	798.80	1,019.09	5.13	5.76	1.15
Institutional 3 Class	1,000.00	1,000.00	799.10	1,019.34	4.91	5.51	1.10
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Greater China Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Communication Services 19.9%
Entertainment 3.1%
Bilibili, Inc., ADR(a)	45,101	1,425,643
NetEase, Inc., ADR	43,148	4,113,730
Total		5,539,373
Interactive Media & Services 16.8%
Baidu, Inc., ADR, Class A(a)	6,346	967,384
Kuaishou Technology(a)	179,000	2,071,463
Tencent Holdings Ltd.	498,200	26,883,531
Total		29,922,378
Total Communication Services		35,461,751
Consumer Discretionary 30.5%
Automobiles 2.9%
Xpeng, Inc., ADR(a)	140,636	5,114,931
Household Durables 1.6%
Midea Group Co., Ltd., Class A	266,575	2,834,430
Internet & Direct Marketing Retail 15.8%
Alibaba Group Holding Ltd., ADR(a)	78,454	8,252,576
JD.com, Inc., ADR(a)	140,874	10,090,805
JD.com, Inc., Class A(a)	18,876	674,247
Meituan, Class B(a)	388,600	8,632,810
Pinduoduo, Inc., ADR(a)	9,760	506,154
Total		28,156,592
Leisure Products 1.3%
Bafang Electric Suzhou Co., Ltd., Class A	72,293	2,309,326
Specialty Retail 2.2%
China Tourism Group Duty Free Corp., Ltd., Class A	86,500	2,796,401
Zhongsheng Group Holdings Ltd.	166,500	1,162,658
Total		3,959,059
Textiles, Apparel & Luxury Goods 6.7%
Li Ning Co., Ltd.	516,500	5,158,883
Shenzhou International Group Holdings Ltd.	401,100	6,737,126
Total		11,896,009
Total Consumer Discretionary		54,270,347
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 8.8%
Beverages 3.7%
China Resources Beer Holdings Co., Ltd.	306,000	2,426,398
Kweichow Moutai Co., Ltd., Class A	14,400	4,098,937
Total		6,525,335
Food Products 4.5%
China Mengniu Dairy Co., Ltd.(a)	1,047,000	6,808,036
Foshan Haitian Flavouring & Food Co., Ltd., Class A	78,879	1,244,288
Total		8,052,324
Personal Products 0.6%
Proya Cosmetics Co., Ltd., Class A	35,200	1,039,694
Total Consumer Staples		15,617,353
Financials 11.5%
Banks 5.3%
China Construction Bank Corp., Class H	3,855,340	2,891,371
China Merchants Bank Co., Ltd., Class H	509,500	4,294,735
Industrial & Commercial Bank of China Ltd., Class H	3,789,000	2,261,863
Total		9,447,969
Capital Markets 1.1%
Hong Kong Exchanges and Clearing Ltd.	39,200	1,899,502
Insurance 5.1%
AIA Group Ltd.	516,400	5,362,217
Ping An Insurance Group Co. of China Ltd., Class H	493,500	3,826,434
Total		9,188,651
Total Financials		20,536,122
Health Care 9.5%
Biotechnology 2.0%
BeiGene Ltd., ADR(a)	5,334	1,122,914
Everest Medicines Ltd.(a)	248,000	766,188
Zai Lab Ltd., ADR(a)	30,679	1,678,141
Total		3,567,243
Health Care Equipment & Supplies 1.5%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	51,100	2,659,662
Health Care Providers & Services 1.3%
New Horizon Health Ltd.(a)	637,000	2,390,026
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Greater China Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.4%
Medlive Technology Co., Ltd.(a),(b)	451,484	668,376
Life Sciences Tools & Services 3.8%
WuXi AppTec Co., Ltd., Class H	150,778	2,146,242
WuXi Biologics Cayman, Inc.(a)	567,000	4,689,895
Total		6,836,137
Pharmaceuticals 0.5%
China Animal Healthcare Ltd.(a),(c),(d)	1,050,000	0
Jiangsu Hengrui Medicine Co., Ltd., Class A	129,233	823,764
Total		823,764
Total Health Care		16,945,208
Industrials 5.7%
Electrical Equipment 2.3%
Contemporary Amperex Technology Co., Ltd., Class A	18,900	1,620,436
Sungrow Power Supply Co., Ltd., Class A	123,400	2,391,696
Total		4,012,132
Machinery 3.4%
Techtronic Industries Co., Ltd.	287,000	4,808,989
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	414,400	1,327,066
Total		6,136,055
Total Industrials		10,148,187
Information Technology 4.4%
IT Services 1.2%
GDS Holdings Ltd., Class A(a)	402,400	2,203,583
Semiconductors & Semiconductor Equipment 1.1%
Silergy Corp.	14,000	1,865,516
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.1%
Beijing Kingsoft Office Software, Inc., Class A	37,941	1,288,384
Glodon Co., Ltd., Class A	101,100	905,786
Kingdee International Software Group Co., Ltd.(a)	614,000	1,517,589
Total		3,711,759
Total Information Technology		7,780,858
Materials 0.7%
Chemicals 0.7%
Skshu Paint Co., Ltd., Class A	87,539	1,233,668
Total Materials		1,233,668
Real Estate 5.4%
Real Estate Management & Development 5.4%
China Resources Land Ltd.	786,000	3,823,341
Country Garden Services Holdings Co., Ltd.	979,000	5,856,337
Total		9,679,678
Total Real Estate		9,679,678
Total Common Stocks (Cost $122,023,850)		171,673,172

Money Market Funds 24.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(e),(f)	43,498,883	43,485,834
Total Money Market Funds (Cost $43,485,707)		43,485,834
Total Investments in Securities (Cost: $165,509,557)		215,159,006
Other Assets & Liabilities, Net		(37,076,368)
Net Assets		178,082,638

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $668,376, which represents 0.38% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2022.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	6,538,670	87,688,356	(50,741,296)	104	43,485,834	(641)	3,059	43,498,883
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Greater China Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	6,506,757	28,954,994	—	35,461,751
Consumer Discretionary	23,964,466	30,305,881	—	54,270,347
Consumer Staples	—	15,617,353	—	15,617,353
Financials	—	20,536,122	—	20,536,122
Health Care	2,801,055	14,144,153	0*	16,945,208
Industrials	—	10,148,187	—	10,148,187
Information Technology	—	7,780,858	—	7,780,858
Materials	—	1,233,668	—	1,233,668
Real Estate	—	9,679,678	—	9,679,678
Total Common Stocks	33,272,278	138,400,894	0*	171,673,172
Money Market Funds	43,485,834	—	—	43,485,834
Total Investments in Securities	76,758,112	138,400,894	0*	215,159,006

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $122,023,850)	$171,673,172
Affiliated issuers (cost $43,485,707)	43,485,834
Receivable for:
Capital shares sold	25,630
Dividends	1,169
Interfund lending	5,300,000
Prepaid expenses	3,043
Trustees’ deferred compensation plan	102,087
Other assets	7,469
Total assets	220,598,404
Liabilities
Payable for:
Investments purchased	42,235,564
Capital shares purchased	113,203
Management services fees	13,974
Distribution and/or service fees	1,416
Transfer agent fees	14,954
Compensation of board members	9,729
Compensation of chief compliance officer	3
Other expenses	24,836
Trustees’ deferred compensation plan	102,087
Total liabilities	42,515,766
Net assets applicable to outstanding capital stock	$178,082,638
Represented by
Paid in capital	138,329,448
Total distributable earnings (loss)	39,753,190
Total - representing net assets applicable to outstanding capital stock	$178,082,638
Class A
Net assets	$60,196,057
Shares outstanding	1,269,933
Net asset value per share	$47.40
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$50.29
Advisor Class
Net assets	$960,382
Shares outstanding	17,965
Net asset value per share	$53.46
Class C
Net assets	$2,082,089
Shares outstanding	49,392
Net asset value per share	$42.15
Institutional Class
Net assets	$78,488,691
Shares outstanding	1,498,652
Net asset value per share	$52.37
Institutional 2 Class
Net assets	$4,306,455
Shares outstanding	80,144
Net asset value per share	$53.73
Institutional 3 Class
Net assets	$32,048,964
Shares outstanding	612,629
Net asset value per share	$52.31
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Greater China Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$245,383
Dividends — affiliated issuers	3,059
Foreign taxes withheld	(8,046)
Total income	240,396
Expenses:
Management services fees	853,300
Distribution and/or service fees
Class A	90,357
Class C	14,680
Transfer agent fees
Class A	51,636
Advisor Class	943
Class C	2,085
Institutional Class	40,344
Institutional 2 Class	1,703
Institutional 3 Class	1,111
Compensation of board members	9,055
Custodian fees	21,183
Printing and postage fees	8,804
Registration fees	52,913
Audit fees	14,628
Legal fees	6,049
Line of credit interest	2,927
Interest on interfund lending	8
Compensation of chief compliance officer	19
Other	12,251
Total expenses	1,183,996
Expense reduction	(160)
Total net expenses	1,183,836
Net investment loss	(943,440)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,150,190)
Investments — affiliated issuers	(641)
Foreign currency translations	(22,585)
Net realized loss	(5,173,416)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(33,534,915)
Investments — affiliated issuers	104
Foreign currency translations	(2,258)
Net change in unrealized appreciation (depreciation)	(33,537,069)
Net realized and unrealized loss	(38,710,485)
Net decrease in net assets resulting from operations	$(39,653,925)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment loss	$(943,440)	$(1,131,532)
Net realized loss	(5,173,416)	(2,149,685)
Net change in unrealized appreciation (depreciation)	(33,537,069)	(18,235,693)
Net decrease in net assets resulting from operations	(39,653,925)	(21,516,910)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(4,592,165)
Advisor Class	—	(161,955)
Class C	—	(152,215)
Institutional Class	—	(1,820,458)
Institutional 2 Class	—	(158,257)
Institutional 3 Class	—	(1,442,565)
Total distributions to shareholders	—	(8,327,615)
Increase in net assets from capital stock activity	6,382,681	77,044,198
Total increase (decrease) in net assets	(33,271,244)	47,199,673
Net assets at beginning of period	211,353,882	164,154,209
Net assets at end of period	$178,082,638	$211,353,882
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Greater China Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	71,890	3,826,258	415,084	29,682,433
Distributions reinvested	—	—	60,988	4,134,362
Redemptions	(186,928)	(9,929,588)	(446,184)	(30,797,662)
Net increase (decrease)	(115,038)	(6,103,330)	29,888	3,019,133
Advisor Class
Subscriptions	3,326	202,930	94,307	7,716,093
Distributions reinvested	—	—	2,123	161,780
Redemptions	(11,873)	(743,414)	(110,534)	(8,748,543)
Net decrease	(8,547)	(540,484)	(14,104)	(870,670)
Class C
Subscriptions	5,052	242,799	52,111	3,408,887
Distributions reinvested	—	—	2,454	149,308
Redemptions	(24,793)	(1,163,324)	(26,589)	(1,704,206)
Net increase (decrease)	(19,741)	(920,525)	27,976	1,853,989
Institutional Class
Subscriptions	1,203,353	64,280,195	915,867	63,922,003
Distributions reinvested	—	—	21,226	1,585,134
Redemptions	(806,260)	(45,510,457)	(263,124)	(19,117,940)
Net increase	397,093	18,769,738	673,969	46,389,197
Institutional 2 Class
Subscriptions	19,110	1,185,617	86,117	6,927,041
Distributions reinvested	—	—	2,065	158,078
Redemptions	(48,433)	(2,963,557)	(15,973)	(1,280,200)
Net increase (decrease)	(29,323)	(1,777,940)	72,209	5,804,919
Institutional 3 Class
Subscriptions	87,403	5,553,849	465,837	37,131,293
Distributions reinvested	—	—	19,050	1,418,675
Redemptions	(146,801)	(8,598,627)	(243,076)	(17,702,338)
Net increase (decrease)	(59,398)	(3,044,778)	241,811	20,847,630
Total net increase	165,046	6,382,681	1,031,749	77,044,198
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$59.43	(0.33)	(11.70)	(12.03)	—	—	—
Year Ended 8/31/2021	$67.81	(0.51)	(4.70)	(5.21)	—	(3.17)	(3.17)
Year Ended 8/31/2020	$45.00	(0.24)	23.82	23.58	—	(0.77)	(0.77)
Year Ended 8/31/2019	$47.25	0.00(g)	0.20(h)	0.20	—	(2.45)	(2.45)
Year Ended 8/31/2018	$45.67	(0.10)	2.62	2.52	(0.28)	(0.66)	(0.94)
Year Ended 8/31/2017	$35.20	0.06	10.41	10.47	—	—	—
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$66.94	(0.29)	(13.19)	(13.48)	—	—	—
Year Ended 8/31/2021	$75.94	(0.46)	(5.24)	(5.70)	—	(3.30)	(3.30)
Year Ended 8/31/2020	$50.19	0.00(g)	26.52	26.52	—	(0.77)	(0.77)
Year Ended 8/31/2019	$52.25	(0.12)	0.51(h)	0.39	—	(2.45)	(2.45)
Year Ended 8/31/2018	$50.38	0.12	2.80	2.92	(0.39)	(0.66)	(1.05)
Year Ended 8/31/2017	$38.74	0.18	11.46	11.64	—	—	—
Class C
Six Months Ended 2/28/2022 (Unaudited)	$53.05	(0.48)	(10.42)	(10.90)	—	—	—
Year Ended 8/31/2021	$61.16	(0.87)	(4.22)	(5.09)	—	(3.02)	(3.02)
Year Ended 8/31/2020	$40.96	(0.59)	21.56	20.97	—	(0.77)	(0.77)
Year Ended 8/31/2019	$43.57	(0.41)	0.25(h)	(0.16)	—	(2.45)	(2.45)
Year Ended 8/31/2018	$42.24	(0.43)	2.42	1.99	—	(0.66)	(0.66)
Year Ended 8/31/2017	$32.81	(0.24)	9.67	9.43	—	—	—
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$65.59	(0.28)	(12.94)	(13.22)	—	—	—
Year Ended 8/31/2021	$74.47	(0.34)	(5.24)	(5.58)	—	(3.30)	(3.30)
Year Ended 8/31/2020	$49.23	(0.12)	26.13	26.01	—	(0.77)	(0.77)
Year Ended 8/31/2019	$51.30	0.08	0.30(h)	0.38	—	(2.45)	(2.45)
Year Ended 8/31/2018	$49.49	0.03	2.83	2.86	(0.39)	(0.66)	(1.05)
Year Ended 8/31/2017	$38.05	0.17	11.27	11.44	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Greater China Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$47.40	(20.24%)	1.49%(c),(d),(e)	1.49%(c),(d),(e),(f)	(1.23%)(c)	43%	$60,196
Year Ended 8/31/2021	$59.43	(8.26%)	1.44%	1.44%(f)	(0.72%)	19%	$82,311
Year Ended 8/31/2020	$67.81	53.06%	1.50%(d)	1.50%(d),(f)	(0.47%)	27%	$91,892
Year Ended 8/31/2019	$45.00	1.28%	1.53%(d)	1.53%(d)	0.00%(g)	18%	$65,762
Year Ended 8/31/2018	$47.25	5.41%	1.51%(e)	1.51%(e),(f)	(0.20%)	26%	$73,210
Year Ended 8/31/2017	$45.67	29.74%	1.55%(i)	1.55%(f),(i)	0.17%	35%	$68,323
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$53.46	(20.14%)	1.23%(c),(d),(e)	1.23%(c),(d),(e),(f)	(0.94%)(c)	43%	$960
Year Ended 8/31/2021	$66.94	(8.03%)	1.19%	1.19%(f)	(0.58%)	19%	$1,775
Year Ended 8/31/2020	$75.94	53.43%	1.25%(d)	1.25%(d),(f)	0.01%	27%	$3,084
Year Ended 8/31/2019	$50.19	1.53%	1.29%(d)	1.29%(d)	(0.23%)	18%	$1,027
Year Ended 8/31/2018	$52.25	5.69%	1.26%(e)	1.26%(e),(f)	0.22%	26%	$2,008
Year Ended 8/31/2017	$50.38	30.05%	1.30%(i)	1.30%(f),(i)	0.43%	35%	$3,220
Class C
Six Months Ended 2/28/2022 (Unaudited)	$42.15	(20.55%)	2.23%(c),(d),(e)	2.23%(c),(d),(e),(f)	(1.96%)(c)	43%	$2,082
Year Ended 8/31/2021	$53.05	(8.95%)	2.19%	2.19%(f)	(1.38%)	19%	$3,667
Year Ended 8/31/2020	$61.16	51.91%	2.25%(d)	2.25%(d),(f)	(1.28%)	27%	$2,517
Year Ended 8/31/2019	$40.96	0.53%	2.28%(d)	2.28%(d)	(1.02%)	18%	$2,554
Year Ended 8/31/2018	$43.57	4.63%	2.26%(e)	2.26%(e),(f)	(0.90%)	26%	$5,585
Year Ended 8/31/2017	$42.24	28.74%	2.29%(i)	2.29%(f),(i)	(0.70%)	35%	$9,130
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$52.37	(20.16%)	1.22%(c),(d),(e)	1.22%(c),(d),(e),(f)	(0.93%)(c)	43%	$78,489
Year Ended 8/31/2021	$65.59	(8.03%)	1.20%	1.20%(f)	(0.44%)	19%	$72,247
Year Ended 8/31/2020	$74.47	53.44%	1.25%(d)	1.25%(d),(f)	(0.22%)	27%	$31,844
Year Ended 8/31/2019	$49.23	1.54%	1.28%(d)	1.28%(d)	0.17%	18%	$31,244
Year Ended 8/31/2018	$51.30	5.68%	1.26%(e)	1.26%(e),(f)	0.05%	26%	$42,542
Year Ended 8/31/2017	$49.49	30.07%	1.29%(i)	1.29%(f),(i)	0.43%	35%	$38,369
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2022	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$67.26	(0.27)	(13.26)	(13.53)	—	—	—
Year Ended 8/31/2021	$76.28	(0.19)	(5.49)	(5.68)	—	(3.34)	(3.34)
Year Ended 8/31/2020	$50.38	(0.10)	26.77	26.67	—	(0.77)	(0.77)
Year Ended 8/31/2019	$52.38	0.16	0.29(h)	0.45	—	(2.45)	(2.45)
Year Ended 8/31/2018	$50.52	0.11	2.84	2.95	(0.43)	(0.66)	(1.09)
Year Ended 8/31/2017	$38.80	0.22	11.50	11.72	—	—	—
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$65.46	(0.26)	(12.89)	(13.15)	—	—	—
Year Ended 8/31/2021	$74.32	(0.17)	(5.32)	(5.49)	—	(3.37)	(3.37)
Year Ended 8/31/2020	$49.08	(0.02)	26.03	26.01	—	(0.77)	(0.77)
Year Ended 8/31/2019	$51.08	0.20	0.25(h)	0.45	—	(2.45)	(2.45)
Year Ended 8/31/2018	$49.25	0.09	2.83	2.92	(0.43)	(0.66)	(1.09)
Year Ended 8/31/2017(j)	$38.50	0.22	10.53	10.75	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
08/31/2017	0.06%	0.05%	0.06%	0.06%	0.06%

(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Greater China Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$53.73	(20.12%)	1.15%(c),(d),(e)	1.15%(c),(d),(e)	(0.87%)(c)	43%	$4,306
Year Ended 8/31/2021	$67.26	(7.97%)	1.14%	1.14%	(0.24%)	19%	$7,362
Year Ended 8/31/2020	$76.28	53.53%	1.17%(d)	1.17%(d)	(0.17%)	27%	$2,842
Year Ended 8/31/2019	$50.38	1.65%	1.20%(d)	1.20%(d)	0.32%	18%	$3,001
Year Ended 8/31/2018	$52.38	5.73%	1.18%(e)	1.18%(e)	0.19%	26%	$2,330
Year Ended 8/31/2017	$50.52	30.21%	1.18%(i)	1.18%(i)	0.54%	35%	$900
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$52.31	(20.09%)	1.10%(c),(d),(e)	1.10%(c),(d),(e)	(0.85%)(c)	43%	$32,049
Year Ended 8/31/2021	$65.46	(7.93%)	1.08%	1.08%	(0.22%)	19%	$43,992
Year Ended 8/31/2020	$74.32	53.60%	1.12%(d)	1.12%(d)	(0.04%)	27%	$31,974
Year Ended 8/31/2019	$49.08	1.69%	1.14%(d)	1.14%(d)	0.42%	18%	$5,391
Year Ended 8/31/2018	$51.08	5.82%	1.13%(e)	1.13%(e)	0.17%	26%	$4,768
Year Ended 8/31/2017(j)	$49.25	27.92%	1.22%(c)	1.22%(c)	1.45%(c)	35%	$5,112
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2022	17

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
18	Columbia Greater China Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Greater China Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.95% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.95% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
20	Columbia Greater China Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, these minimum account balance fees reduced total expenses of the Fund by $160.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Greater China Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	16,548
Class C	—	1.00(b)	2,719

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2022 through December 31, 2022	Prior to January 1, 2022
Class A	1.72%	1.80%
Advisor Class	1.47	1.55
Class C	2.47	2.55
Institutional Class	1.47	1.55
Institutional 2 Class	1.40	1.49
Institutional 3 Class	1.35	1.43
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
165,510,000	56,345,000	(6,696,000)	49,649,000
22	Columbia Greater China Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2021 as arising on September 1, 2021.
Late year ordinary losses ($)	Post-October capital losses ($)
450,637	1,293,904
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $81,382,768 and $75,534,270, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	500,000	0.61	1
Lender	5,300,000	0.61	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had an outstanding interfund loan balance at February 28, 2022 as shown on the Statement of Assets and Liabilities. The loans are unsecured.
Columbia Greater China Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
For the six months ended February 28, 2022, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
22,625,000	1.16	4
Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at February 28, 2022.
Note 9. Significant risks
Consumer discretionary sector risk
The Fund is more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped
24	Columbia Greater China Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. The public health crises caused by the COVID-19 outbreak have exacerbated political and diplomatic tensions between the United States and China, which could adversely affect international trade and the value of the Fund’s portfolio securities. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in
Columbia Greater China Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At February 28, 2022, one unaffiliated shareholder of record owned 48.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Variable interest entity risk
Many Chinese companies to which the Fund seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China but, until recently, was not acknowledged by the Chinese government, creating uncertainty over the
26	Columbia Greater China Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of dispute, the remedies and rights of the Fund may be limited and legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. The Fund invests significantly in Holding Companies (and similar structures) in connection with its 80% investment policy and any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Greater China Fund | Semiannual Report 2022	27

Columbia Greater China Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR158_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Columbia Select Mid Cap Growth Fund
(formerly Columbia Mid Cap Growth Fund)
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Select Mid Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Mid Cap Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager
Managed Fund since April 2021
Erika Maschmeyer, CFA
Co-Portfolio Manager
Managed Fund since 2018
John Emerson, CFA
Co-Portfolio Manager
Managed Fund since 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-18.10	-6.06	13.77	11.65
	Including sales charges		-22.81	-11.46	12.43	10.99
Advisor Class*		11/08/12	-18.01	-5.83	14.05	11.92
Class C	Excluding sales charges	10/13/03	-18.41	-6.80	12.91	10.81
	Including sales charges		-19.01	-7.49	12.91	10.81
Institutional Class		11/20/85	-18.01	-5.84	14.06	11.93
Institutional 2 Class		03/07/11	-18.01	-5.80	14.12	12.04
Institutional 3 Class		07/15/09	-17.99	-5.77	14.18	12.09
Class R		01/23/06	-18.21	-6.34	13.48	11.37
Class V	Excluding sales charges	11/01/02	-18.12	-6.10	13.77	11.64
	Including sales charges		-22.83	-11.50	12.43	10.97
Russell Midcap Growth Index			-15.80	-4.32	14.86	13.59
Russell Midcap Index			-6.15	7.07	12.02	12.82
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
The Russell Midcap Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization or the Russell 1000 Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2022)
Common Stocks	97.2
Money Market Funds	2.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2022)
Communication Services	4.0
Consumer Discretionary	17.4
Consumer Staples	1.0
Energy	0.9
Financials	5.1
Health Care	21.4
Industrials	14.4
Information Technology	34.0
Materials	1.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	819.00	1,019.29	5.01	5.56	1.11
Advisor Class	1,000.00	1,000.00	819.90	1,020.53	3.88	4.31	0.86
Class C	1,000.00	1,000.00	815.90	1,015.57	8.37	9.30	1.86
Institutional Class	1,000.00	1,000.00	819.90	1,020.53	3.88	4.31	0.86
Institutional 2 Class	1,000.00	1,000.00	819.90	1,020.73	3.70	4.11	0.82
Institutional 3 Class	1,000.00	1,000.00	820.10	1,021.03	3.43	3.81	0.76
Class R	1,000.00	1,000.00	817.90	1,018.05	6.13	6.80	1.36
Class V	1,000.00	1,000.00	818.80	1,019.29	5.01	5.56	1.11
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 4.0%
Entertainment 4.0%
Roblox Corp., Class A(a)	553,515	28,544,769
Take-Two Interactive Software, Inc.(a)	169,229	27,415,098
Zynga, Inc., Class A(a)	1,819,968	16,525,309
Total		72,485,176
Total Communication Services		72,485,176
Consumer Discretionary 17.0%
Diversified Consumer Services 2.9%
Bright Horizons Family Solutions, Inc.(a)	406,328	53,082,690
Hotels, Restaurants & Leisure 7.7%
Chipotle Mexican Grill, Inc.(a)	38,703	58,958,215
Churchill Downs, Inc.	146,939	35,393,197
Planet Fitness, Inc., Class A(a)	541,894	45,860,489
Total		140,211,901
Internet & Direct Marketing Retail 1.9%
Etsy, Inc.(a)	224,218	34,729,126
Specialty Retail 4.5%
Five Below, Inc.(a)	279,230	45,684,820
O’Reilly Automotive, Inc.(a)	56,514	36,691,150
Total		82,375,970
Total Consumer Discretionary		310,399,687
Consumer Staples 0.9%
Household Products 0.9%
Church & Dwight Co., Inc.	178,486	17,464,855
Total Consumer Staples		17,464,855
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
Devon Energy Corp.	258,173	15,374,202
Total Energy		15,374,202
Financials 5.0%
Banks 0.8%
Western Alliance Bancorp	163,581	15,334,083
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.2%
Ares Management Corp., Class A	507,738	41,172,474
MSCI, Inc.	68,955	34,594,034
Total		75,766,508
Total Financials		91,100,591
Health Care 20.9%
Biotechnology 1.2%
Argenx SE, ADR(a)	79,010	22,731,967
Health Care Equipment & Supplies 4.9%
Align Technology, Inc.(a)	72,489	37,075,225
DexCom, Inc.(a)	43,599	18,046,062
Edwards Lifesciences Corp.(a)	307,313	34,532,762
Total		89,654,049
Health Care Providers & Services 2.4%
Amedisys, Inc.(a)	273,115	43,763,947
Health Care Technology 1.7%
Doximity, Inc., Class A(a)	498,402	30,576,963
Life Sciences Tools & Services 10.7%
10X Genomics, Inc., Class A(a)	295,107	24,042,367
Bio-Rad Laboratories, Inc., Class A(a)	29,102	18,216,688
Bio-Techne Corp.	127,434	53,447,094
IQVIA Holdings, Inc.(a)	188,135	43,293,626
Repligen Corp.(a)	291,517	57,341,394
Total		196,341,169
Total Health Care		383,068,095
Industrials 14.1%
Commercial Services & Supplies 2.1%
Cintas Corp.	102,606	38,510,084
Electrical Equipment 3.7%
AMETEK, Inc.	253,730	32,931,617
Generac Holdings, Inc.(a)	108,949	34,370,141
Total		67,301,758
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.0%
IDEX Corp.	123,650	23,728,435
Ingersoll Rand, Inc.	830,462	41,954,940
Kornit Digital Ltd.(a)	184,329	17,479,919
Middleby Corp. (The)(a)	49,456	8,784,375
Total		91,947,669
Professional Services 2.6%
CoStar Group, Inc.(a)	783,809	47,820,187
Trading Companies & Distributors 0.7%
SiteOne Landscape Supply, Inc.(a)	67,677	11,669,545
Total Industrials		257,249,243
Information Technology 33.2%
Electronic Equipment, Instruments & Components 4.4%
Amphenol Corp., Class A	494,393	37,578,812
CDW Corp.	244,323	42,135,945
Total		79,714,757
IT Services 4.3%
EPAM Systems, Inc.(a)	56,358	11,708,374
MongoDB, Inc.(a)	64,402	24,600,920
VeriSign, Inc.(a)	202,155	43,204,567
Total		79,513,861
Semiconductors & Semiconductor Equipment 4.2%
Enphase Energy, Inc.(a)	99,968	16,664,666
Marvell Technology, Inc.	262,174	17,914,349
Teradyne, Inc.	353,644	41,701,700
Total		76,280,715
Software 20.3%
ANSYS, Inc.(a)	89,353	28,967,349
Bill.com Holdings, Inc.(a)	108,746	25,868,499
Cadence Design Systems, Inc.(a)	300,665	45,529,701
Crowdstrike Holdings, Inc., Class A(a)	258,472	50,456,319
Common Stocks (continued)
Issuer	Shares	Value ($)
DocuSign, Inc.(a)	179,694	21,281,160
HubSpot, Inc.(a)	92,750	48,693,750
Paycom Software, Inc.(a)	51,024	17,307,851
ServiceNow, Inc.(a)	53,596	31,081,392
Trade Desk, Inc. (The), Class A(a)	757,416	64,622,733
Zscaler, Inc.(a)	156,370	37,395,886
Total		371,204,640
Total Information Technology		606,713,973
Materials 1.8%
Chemicals 1.8%
Albemarle Corp.	167,450	32,801,781
Total Materials		32,801,781
Total Common Stocks (Cost $1,587,388,652)		1,786,657,603

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(b),(c)	51,445,353	51,429,919
Total Money Market Funds (Cost $51,426,364)		51,429,919
Total Investments in Securities (Cost: $1,638,815,016)		1,838,087,522
Other Assets & Liabilities, Net		(8,946,829)
Net Assets		1,829,140,693

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	54,027,082	474,435,939	(477,036,647)	3,545	51,429,919	(5,311)	21,244	51,445,353
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	72,485,176	—	—	72,485,176
Consumer Discretionary	310,399,687	—	—	310,399,687
Consumer Staples	17,464,855	—	—	17,464,855
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Energy	15,374,202	—	—	15,374,202
Financials	91,100,591	—	—	91,100,591
Health Care	383,068,095	—	—	383,068,095
Industrials	257,249,243	—	—	257,249,243
Information Technology	606,713,973	—	—	606,713,973
Materials	32,801,781	—	—	32,801,781
Total Common Stocks	1,786,657,603	—	—	1,786,657,603
Money Market Funds	51,429,919	—	—	51,429,919
Total Investments in Securities	1,838,087,522	—	—	1,838,087,522
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,587,388,652)	$1,786,657,603
Affiliated issuers (cost $51,426,364)	51,429,919
Receivable for:
Investments sold	15,650,525
Capital shares sold	348,858
Dividends	318,738
Prepaid expenses	19,646
Trustees’ deferred compensation plan	302,174
Other assets	43,424
Total assets	1,854,770,887
Liabilities
Payable for:
Investments purchased	23,681,915
Capital shares purchased	1,256,552
Management services fees	113,094
Distribution and/or service fees	19,784
Transfer agent fees	136,035
Compensation of board members	71,822
Compensation of chief compliance officer	85
Other expenses	48,733
Trustees’ deferred compensation plan	302,174
Total liabilities	25,630,194
Net assets applicable to outstanding capital stock	$1,829,140,693
Represented by
Paid in capital	1,619,664,948
Total distributable earnings (loss)	209,475,745
Total - representing net assets applicable to outstanding capital stock	$1,829,140,693
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
February 28, 2022 (Unaudited)
Class A
Net assets	$890,536,723
Shares outstanding	42,212,005
Net asset value per share	$21.10
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$22.39
Advisor Class
Net assets	$11,939,988
Shares outstanding	468,679
Net asset value per share	$25.48
Class C
Net assets	$7,860,149
Shares outstanding	565,045
Net asset value per share	$13.91
Institutional Class
Net assets	$740,125,294
Shares outstanding	30,690,014
Net asset value per share	$24.12
Institutional 2 Class
Net assets	$44,065,492
Shares outstanding	1,797,148
Net asset value per share	$24.52
Institutional 3 Class
Net assets	$101,967,980
Shares outstanding	4,151,115
Net asset value per share	$24.56
Class R
Net assets	$7,304,917
Shares outstanding	378,880
Net asset value per share	$19.28
Class V
Net assets	$25,340,150
Shares outstanding	1,210,640
Net asset value per share	$20.93
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$22.21
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,003,187
Dividends — affiliated issuers	21,244
Interfund lending	129
Total income	3,024,560
Expenses:
Management services fees	7,944,141
Distribution and/or service fees
Class A	1,299,390
Class C	45,583
Class R	22,470
Class V	36,758
Transfer agent fees
Class A	506,066
Advisor Class	5,973
Class C	4,442
Institutional Class	429,363
Institutional 2 Class	13,857
Institutional 3 Class	3,265
Class R	4,374
Class V	14,320
Compensation of board members	20,128
Custodian fees	6,798
Printing and postage fees	50,339
Registration fees	75,955
Audit fees	14,629
Legal fees	16,094
Compensation of chief compliance officer	273
Other	21,005
Total expenses	10,535,223
Expense reduction	(1,914)
Total net expenses	10,533,309
Net investment loss	(7,508,749)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	75,997,105
Investments — affiliated issuers	(5,311)
Net realized gain	75,991,794
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(477,980,206)
Investments — affiliated issuers	3,545
Net change in unrealized appreciation (depreciation)	(477,976,661)
Net realized and unrealized loss	(401,984,867)
Net decrease in net assets resulting from operations	$(409,493,616)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment loss	$(7,508,749)	$(14,724,392)
Net realized gain	75,991,794	517,597,707
Net change in unrealized appreciation (depreciation)	(477,976,661)	174,452,265
Net increase (decrease) in net assets resulting from operations	(409,493,616)	677,325,580
Distributions to shareholders
Net investment income and net realized gains
Class A	(211,060,160)	(147,133,187)
Advisor Class	(2,100,305)	(1,314,595)
Class C	(2,510,037)	(2,319,152)
Institutional Class	(162,847,839)	(113,281,354)
Institutional 2 Class	(8,803,972)	(6,409,983)
Institutional 3 Class	(23,347,460)	(15,141,047)
Class R	(1,960,122)	(1,322,722)
Class V	(6,008,042)	(4,160,470)
Total distributions to shareholders	(418,637,937)	(291,082,510)
Increase in net assets from capital stock activity	319,170,254	43,849,618
Total increase (decrease) in net assets	(508,961,299)	430,092,688
Net assets at beginning of period	2,338,101,992	1,908,009,304
Net assets at end of period	$1,829,140,693	$2,338,101,992
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	881,936	24,112,892	1,238,052	35,112,717
Fund reorganization	727,078	14,957,282	—	—
Distributions reinvested	8,139,033	203,719,980	5,443,509	141,803,418
Redemptions	(3,013,651)	(78,105,002)	(6,802,108)	(192,358,949)
Net increase (decrease)	6,734,396	164,685,152	(120,547)	(15,442,814)
Advisor Class
Subscriptions	86,818	2,727,711	142,914	4,670,660
Fund reorganization	61,087	1,517,138	—	—
Distributions reinvested	35,264	1,065,327	25,248	766,543
Redemptions	(71,981)	(2,341,651)	(70,783)	(2,335,289)
Net increase	111,188	2,968,525	97,379	3,101,914
Class C
Subscriptions	55,191	947,187	67,150	1,412,859
Distributions reinvested	151,433	2,503,191	122,429	2,318,808
Redemptions	(69,080)	(1,167,997)	(329,484)	(6,876,542)
Net increase (decrease)	137,544	2,282,381	(139,905)	(3,144,875)
Institutional Class
Subscriptions	729,462	22,733,329	1,329,347	42,187,517
Distributions reinvested	5,250,416	150,161,894	3,605,027	104,581,824
Redemptions	(2,341,873)	(67,332,987)	(2,964,268)	(93,604,939)
Net increase	3,638,005	105,562,236	1,970,106	53,164,402
Institutional 2 Class
Subscriptions	397,634	12,322,313	256,295	8,256,493
Distributions reinvested	301,920	8,776,807	217,427	6,392,355
Redemptions	(259,015)	(8,202,662)	(555,509)	(17,779,154)
Net increase (decrease)	440,539	12,896,458	(81,787)	(3,130,306)
Institutional 3 Class
Subscriptions	739,399	25,319,830	545,119	17,357,580
Distributions reinvested	328,192	9,556,950	144,872	4,265,021
Redemptions	(328,328)	(9,780,038)	(449,240)	(14,441,012)
Net increase	739,263	25,096,742	240,751	7,181,589
Class R
Subscriptions	36,816	915,566	84,155	2,258,380
Distributions reinvested	81,682	1,869,702	47,281	1,147,506
Redemptions	(88,475)	(2,159,353)	(84,644)	(2,305,622)
Net increase	30,023	625,915	46,792	1,100,264
Class V
Subscriptions	25,428	631,892	19,625	515,286
Distributions reinvested	209,642	5,205,418	137,974	3,572,158
Redemptions	(29,333)	(784,465)	(110,293)	(3,068,000)
Net increase	205,737	5,052,845	47,306	1,019,444
Total net increase	12,036,695	319,170,254	2,060,095	43,849,618
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

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Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$31.98	(0.11)	(4.73)	(4.84)	(6.04)	(6.04)
Year Ended 8/31/2021	$27.17	(0.24)	9.61	9.37	(4.56)	(4.56)
Year Ended 8/31/2020	$23.44	(0.14)	6.01	5.87	(2.14)	(2.14)
Year Ended 8/31/2019	$28.83	(0.07)	0.09	0.02	(5.41)	(5.41)
Year Ended 8/31/2018	$26.90	(0.10)	5.54	5.44	(3.51)	(3.51)
Year Ended 8/31/2017	$25.09	(0.09)	3.42	3.33	(1.52)	(1.52)
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$37.34	(0.09)	(5.68)	(5.77)	(6.09)	(6.09)
Year Ended 8/31/2021	$31.03	(0.19)	11.12	10.93	(4.62)	(4.62)
Year Ended 8/31/2020	$26.43	(0.09)	6.83	6.74	(2.14)	(2.14)
Year Ended 8/31/2019	$31.71	(0.02)	0.20	0.18	(5.46)	(5.46)
Year Ended 8/31/2018	$29.26	(0.05)	6.07	6.02	(3.57)	(3.57)
Year Ended 8/31/2017	$27.12	(0.03)	3.71	3.68	(1.54)	(1.54)
Class C
Six Months Ended 2/28/2022 (Unaudited)	$23.12	(0.15)	(3.17)	(3.32)	(5.89)	(5.89)
Year Ended 8/31/2021	$20.72	(0.33)	7.09	6.76	(4.36)	(4.36)
Year Ended 8/31/2020	$18.48	(0.24)	4.62	4.38	(2.14)	(2.14)
Year Ended 8/31/2019	$23.99	(0.20)	(0.04)(f)	(0.24)	(5.27)	(5.27)
Year Ended 8/31/2018	$22.91	(0.26)	4.64	4.38	(3.30)	(3.30)
Year Ended 8/31/2017	$21.70	(0.24)	2.93	2.69	(1.48)	(1.48)
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$35.68	(0.09)	(5.38)	(5.47)	(6.09)	(6.09)
Year Ended 8/31/2021	$29.83	(0.18)	10.65	10.47	(4.62)	(4.62)
Year Ended 8/31/2020	$25.49	(0.08)	6.56	6.48	(2.14)	(2.14)
Year Ended 8/31/2019	$30.80	(0.01)	0.16	0.15	(5.46)	(5.46)
Year Ended 8/31/2018	$28.52	(0.04)	5.89	5.85	(3.57)	(3.57)
Year Ended 8/31/2017	$26.46	(0.03)	3.63	3.60	(1.54)	(1.54)
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$36.18	(0.08)	(5.48)	(5.56)	(6.10)	(6.10)
Year Ended 8/31/2021	$30.19	(0.17)	10.79	10.62	(4.63)	(4.63)
Year Ended 8/31/2020	$25.75	(0.07)	6.65	6.58	(2.14)	(2.14)
Year Ended 8/31/2019	$31.06	0.00(g)	0.16	0.16	(5.47)	(5.47)
Year Ended 8/31/2018	$28.73	(0.02)	5.95	5.93	(3.60)	(3.60)
Year Ended 8/31/2017	$26.63	(0.00)(g)	3.65	3.65	(1.55)	(1.55)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$21.10	(18.10%)	1.11%(c)	1.11%(c),(d)	(0.82%)(c)	42%	$890,537
Year Ended 8/31/2021	$31.98	38.29%	1.11%(e)	1.11%(d),(e)	(0.83%)	82%	$1,134,636
Year Ended 8/31/2020	$27.17	26.66%	1.15%	1.15%(d)	(0.58%)	63%	$967,087
Year Ended 8/31/2019	$23.44	2.78%	1.17%	1.17%	(0.31%)	89%	$810,161
Year Ended 8/31/2018	$28.83	22.23%	1.16%	1.16%(d)	(0.38%)	140%	$922,862
Year Ended 8/31/2017	$26.90	13.97%	1.19%	1.19%(d)	(0.37%)	119%	$834,347
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$25.48	(18.01%)	0.86%(c)	0.86%(c),(d)	(0.58%)(c)	42%	$11,940
Year Ended 8/31/2021	$37.34	38.65%	0.86%(e)	0.86%(d),(e)	(0.58%)	82%	$13,348
Year Ended 8/31/2020	$31.03	26.95%	0.90%	0.90%(d)	(0.33%)	63%	$8,071
Year Ended 8/31/2019	$26.43	3.08%	0.92%	0.92%	(0.06%)	89%	$17,075
Year Ended 8/31/2018	$31.71	22.50%	0.91%	0.91%(d)	(0.16%)	140%	$15,488
Year Ended 8/31/2017	$29.26	14.24%	0.94%	0.94%(d)	(0.11%)	119%	$35,473
Class C
Six Months Ended 2/28/2022 (Unaudited)	$13.91	(18.41%)	1.86%(c)	1.86%(c),(d)	(1.58%)(c)	42%	$7,860
Year Ended 8/31/2021	$23.12	37.28%	1.86%(e)	1.86%(d),(e)	(1.57%)	82%	$9,886
Year Ended 8/31/2020	$20.72	25.67%	1.90%	1.90%(d)	(1.32%)	63%	$11,759
Year Ended 8/31/2019	$18.48	2.03%	1.92%	1.92%	(1.05%)	89%	$12,863
Year Ended 8/31/2018	$23.99	21.27%	1.91%	1.91%(d)	(1.15%)	140%	$17,458
Year Ended 8/31/2017	$22.91	13.12%	1.94%	1.94%(d)	(1.12%)	119%	$41,030
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$24.12	(18.01%)	0.86%(c)	0.86%(c),(d)	(0.57%)(c)	42%	$740,125
Year Ended 8/31/2021	$35.68	38.67%	0.86%(e)	0.86%(d),(e)	(0.58%)	82%	$965,229
Year Ended 8/31/2020	$29.83	26.92%	0.90%	0.90%(d)	(0.33%)	63%	$748,236
Year Ended 8/31/2019	$25.49	3.07%	0.92%	0.92%	(0.05%)	89%	$652,043
Year Ended 8/31/2018	$30.80	22.49%	0.91%	0.91%(d)	(0.13%)	140%	$758,444
Year Ended 8/31/2017	$28.52	14.29%	0.94%	0.94%(d)	(0.12%)	119%	$679,866
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$24.52	(18.01%)	0.82%(c)	0.82%(c)	(0.53%)(c)	42%	$44,065
Year Ended 8/31/2021	$36.18	38.73%	0.82%(e)	0.82%(e)	(0.53%)	82%	$49,076
Year Ended 8/31/2020	$30.19	27.05%	0.84%	0.84%	(0.26%)	63%	$43,423
Year Ended 8/31/2019	$25.75	3.11%	0.84%	0.84%	0.02%	89%	$46,284
Year Ended 8/31/2018	$31.06	22.60%	0.83%	0.83%	(0.06%)	140%	$48,792
Year Ended 8/31/2017	$28.73	14.40%	0.84%	0.84%	(0.01%)	119%	$51,118
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$36.23	(0.07)	(5.49)	(5.56)	(6.11)	(6.11)
Year Ended 8/31/2021	$30.22	(0.16)	10.81	10.65	(4.64)	(4.64)
Year Ended 8/31/2020	$25.77	(0.06)	6.65	6.59	(2.14)	(2.14)
Year Ended 8/31/2019	$31.07	0.02	0.16	0.18	(5.48)	(5.48)
Year Ended 8/31/2018	$28.74	(0.00)(g)	5.94	5.94	(3.61)	(3.61)
Year Ended 8/31/2017	$26.63	0.03	3.63	3.66	(1.55)	(1.55)
Class R
Six Months Ended 2/28/2022 (Unaudited)	$29.74	(0.13)	(4.34)	(4.47)	(5.99)	(5.99)
Year Ended 8/31/2021	$25.55	(0.29)	8.97	8.68	(4.49)	(4.49)
Year Ended 8/31/2020	$22.22	(0.18)	5.65	5.47	(2.14)	(2.14)
Year Ended 8/31/2019	$27.64	(0.12)	0.07	(0.05)	(5.37)	(5.37)
Year Ended 8/31/2018	$25.93	(0.16)	5.31	5.15	(3.44)	(3.44)
Year Ended 8/31/2017	$24.27	(0.15)	3.31	3.16	(1.50)	(1.50)
Class V
Six Months Ended 2/28/2022 (Unaudited)	$31.78	(0.11)	(4.70)	(4.81)	(6.04)	(6.04)
Year Ended 8/31/2021	$27.02	(0.24)	9.56	9.32	(4.56)	(4.56)
Year Ended 8/31/2020	$23.33	(0.14)	5.97	5.83	(2.14)	(2.14)
Year Ended 8/31/2019	$28.71	(0.07)	0.10	0.03	(5.41)	(5.41)
Year Ended 8/31/2018	$26.81	(0.10)	5.51	5.41	(3.51)	(3.51)
Year Ended 8/31/2017	$25.01	(0.09)	3.41	3.32	(1.52)	(1.52)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$24.56	(17.99%)	0.76%(c)	0.76%(c)	(0.48%)(c)	42%	$101,968
Year Ended 8/31/2021	$36.23	38.80%	0.77%(e)	0.77%(e)	(0.48%)	82%	$123,615
Year Ended 8/31/2020	$30.22	27.07%	0.79%	0.79%	(0.22%)	63%	$95,842
Year Ended 8/31/2019	$25.77	3.18%	0.79%	0.79%	0.08%	89%	$86,115
Year Ended 8/31/2018	$31.07	22.66%	0.78%	0.78%	(0.01%)	140%	$135,728
Year Ended 8/31/2017	$28.74	14.45%	0.79%	0.79%	0.11%	119%	$145,597
Class R
Six Months Ended 2/28/2022 (Unaudited)	$19.28	(18.21%)	1.36%(c)	1.36%(c),(d)	(1.07%)(c)	42%	$7,305
Year Ended 8/31/2021	$29.74	37.94%	1.36%(e)	1.36%(d),(e)	(1.08%)	82%	$10,376
Year Ended 8/31/2020	$25.55	26.31%	1.40%	1.40%(d)	(0.82%)	63%	$7,717
Year Ended 8/31/2019	$22.22	2.56%	1.42%	1.42%	(0.55%)	89%	$10,593
Year Ended 8/31/2018	$27.64	21.89%	1.41%	1.41%(d)	(0.63%)	140%	$13,414
Year Ended 8/31/2017	$25.93	13.71%	1.44%	1.44%(d)	(0.62%)	119%	$15,333
Class V
Six Months Ended 2/28/2022 (Unaudited)	$20.93	(18.12%)	1.11%(c)	1.11%(c),(d)	(0.82%)(c)	42%	$25,340
Year Ended 8/31/2021	$31.78	38.32%	1.11%(e)	1.11%(d),(e)	(0.83%)	82%	$31,936
Year Ended 8/31/2020	$27.02	26.61%	1.15%	1.15%(d)	(0.57%)	63%	$25,875
Year Ended 8/31/2019	$23.33	2.83%	1.17%	1.17%	(0.31%)	89%	$23,279
Year Ended 8/31/2018	$28.71	22.19%	1.16%	1.16%(d)	(0.37%)	140%	$25,566
Year Ended 8/31/2017	$26.81	13.97%	1.19%	1.19%(d)	(0.36%)	119%	$22,419
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	19

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Columbia Select Mid Cap Growth Fund (formerly known as Columbia Mid Cap Growth Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective March 1, 2022, Columbia Mid Cap Growth Fund was renamed Columbia Select Mid Cap Growth Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
20	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.74% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Affiliates) may coordinate in providing services to their clients. From time to time, the Investment Manager may engage its Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Affiliates  provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. Pursuant to such arrangements, employees of Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, may provide such services to the Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Fund’s compliance policies and procedures.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
22	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.10
Class V	0.10
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty).
The lease and the Guaranty expired on January 31, 2019 and the formal dissolution of SDC is being undertaken. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at February 28, 2022 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $2,199, which approximates the fair value of the ownership interest.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, these minimum account balance fees reduced total expenses of the Fund by $1,914.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	120,960
Class C	—	1.00(b)	96
Class V	5.75	0.50 - 1.00(a)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2022 through December 31, 2023	Prior to January 1, 2022
Class A	1.20%	1.20%
Advisor Class	0.95	0.95
Class C	1.95	1.95
Institutional Class	0.95	0.95
Institutional 2 Class	0.91	0.90
Institutional 3 Class	0.86	0.86
Class R	1.45	1.45
Class V	1.20	1.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,638,815,000	315,724,000	(116,451,000)	199,273,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $892,683,121 and $1,004,992,293, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,900,000	0.63	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
26	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 9. Fund reorganization
At the close of business on January 21, 2022, the Fund acquired the assets and assumed the identified liabilities of BMO Mid-Cap Growth Fund (the Acquired Fund), a series of BMO Funds, Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the reorganization was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $1,794,349,761 and the combined net assets immediately after the reorganization were $1,810,824,181.
The reorganization was accomplished by a tax-free exchange of 3,006,453 shares of the Acquired Fund valued at $16,474,420 (including $299,571 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	727,078
Advisor Class	61,087
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on September 1, 2021, the Fund’s pro-forma results of operations for the six months ended February 28, 2022 would have been approximately:
($)
Net investment loss	(7,714,000)
Net realized gain	82,085,000
Net change in unrealized appreciation/(depreciation)	(484,954,000)
Net decrease in net assets from operations	(410,583,000)
Note 10. Significant risks
Health care sector risk
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At February 28, 2022, affiliated shareholders of record owned 31.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
28	Columbia Select Mid Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Select Mid Cap Growth Fund | Semiannual Report 2022	29

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Columbia Select Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR194_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Columbia Small Cap Growth Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Small Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager
Managed Fund since 2015
Wayne Collette, CFA
Co-Portfolio Manager
Managed Fund since 2006
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/05	-25.85	-25.83	18.11	14.18
	Including sales charges		-30.10	-30.08	16.72	13.51
Advisor Class*		11/08/12	-25.79	-25.67	18.38	14.47
Class C	Excluding sales charges	11/01/05	-26.12	-26.39	17.22	13.33
	Including sales charges		-26.77	-27.04	17.22	13.33
Institutional Class		10/01/96	-25.76	-25.64	18.39	14.47
Institutional 2 Class*		02/28/13	-25.74	-25.60	18.50	14.62
Institutional 3 Class		07/15/09	-25.71	-25.53	18.58	14.66
Class R		09/27/10	-25.93	-26.00	17.80	13.90
Russell 2000 Growth Index			-16.35	-17.40	10.49	11.38
Russell 2000 Index			-9.46	-6.01	9.50	11.18
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Small Cap Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2022)
Common Stocks	96.6
Money Market Funds	3.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2022)
Communication Services	0.8
Consumer Discretionary	16.4
Consumer Staples	2.0
Energy	1.5
Financials	2.4
Health Care	32.8
Industrials	17.3
Information Technology	22.9
Materials	2.7
Real Estate	1.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Growth Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	741.50	1,018.74	5.27	6.11	1.22
Advisor Class	1,000.00	1,000.00	742.10	1,020.03	4.15	4.81	0.96
Class C	1,000.00	1,000.00	738.80	1,015.03	8.49	9.84	1.97
Institutional Class	1,000.00	1,000.00	742.40	1,020.03	4.15	4.81	0.96
Institutional 2 Class	1,000.00	1,000.00	742.60	1,020.48	3.76	4.36	0.87
Institutional 3 Class	1,000.00	1,000.00	742.90	1,020.68	3.59	4.16	0.83
Class R	1,000.00	1,000.00	740.70	1,017.50	6.34	7.35	1.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Small Cap Growth Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Communication Services 0.8%
Media 0.8%
PubMatic, Inc., Class A(a)	583,742	17,862,505
Total Communication Services		17,862,505
Consumer Discretionary 15.8%
Diversified Consumer Services 0.7%
OneSpaWorld Holdings Ltd.(a)	1,504,187	15,553,293
Hotels, Restaurants & Leisure 11.6%
Caesars Entertainment, Inc.(a)	1,036,750	87,283,983
Churchill Downs, Inc.	44,723	10,772,429
Papa John’s International, Inc.	504,315	53,870,928
Planet Fitness, Inc., Class A(a)	984,123	83,286,330
Portillo’s, Inc., Class A(a)	13,666	342,470
SeaWorld Entertainment, Inc.(a)	400,124	27,764,604
Total		263,320,744
Specialty Retail 3.5%
Asbury Automotive Group, Inc.(a)	50,273	9,758,492
Floor & Decor Holdings, Inc.(a)	347,114	33,191,041
Leslie’s, Inc.(a)	820,837	17,492,036
Lithia Motors, Inc., Class A	52,891	18,026,311
Total		78,467,880
Total Consumer Discretionary		357,341,917
Consumer Staples 1.9%
Food & Staples Retailing 1.9%
BJ’s Wholesale Club Holdings, Inc.(a)	693,104	43,575,448
Total Consumer Staples		43,575,448
Energy 1.4%
Oil, Gas & Consumable Fuels 1.4%
Northern Oil and Gas, Inc.	1,294,576	32,467,966
Total Energy		32,467,966
Financials 2.4%
Banks 0.6%
Triumph Bancorp, Inc.(a)	125,990	12,639,317
Capital Markets 1.5%
Open Lending Corp., Class A(a)	1,601,759	33,364,640
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.3%
Goosehead Insurance, Inc., Class A	82,967	7,216,469
Total Financials		53,220,426
Health Care 31.6%
Biotechnology 5.2%
Arrowhead Pharmaceuticals, Inc.(a)	250,999	11,043,956
Insmed, Inc.(a)	339,303	8,109,342
Intellia Therapeutics, Inc.(a)	140,190	13,857,781
Iovance Biotherapeutics, Inc.(a)	526,820	8,255,269
IVERIC bio, Inc.(a)	841,145	13,491,966
Mirati Therapeutics, Inc.(a)	78,326	6,915,403
Natera, Inc.(a)	486,256	31,971,332
Revolution Medicines, Inc.(a)	436,158	8,252,109
Vericel Corp.(a)	366,846	15,117,724
Total		117,014,882
Health Care Equipment & Supplies 6.5%
Axonics, Inc.(a)	862,564	48,959,133
BioLife Solutions, Inc.(a)	742,728	17,454,108
Heska Corp.(a)	375,208	53,279,536
Tandem Diabetes Care, Inc.(a)	235,247	26,495,869
Total		146,188,646
Health Care Providers & Services 6.8%
Addus HomeCare Corp.(a)	271,253	23,067,355
Amedisys, Inc.(a)	381,611	61,149,347
Chemed Corp.	147,535	70,564,515
Total		154,781,217
Health Care Technology 3.6%
Doximity, Inc., Class A(a)	648,875	39,808,482
Inspire Medical Systems, Inc.(a)	108,948	26,589,849
Sharecare, Inc.(a)	4,887,545	14,907,012
Total		81,305,343
Life Sciences Tools & Services 9.5%
10X Genomics, Inc., Class A(a)	399,141	32,518,017
Adaptive Biotechnologies Corp.(a)	500,267	7,218,853
Bio-Techne Corp.	131,622	55,203,583
Caris Life Sciences, Inc.(a),(b),(c),(d)	2,777,778	12,027,778
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Codexis, Inc.(a)	1,039,086	20,708,984
DNA Script(a),(b),(c),(d)	11,675	6,503,538
NeoGenomics, Inc.(a)	1,110,490	23,775,591
Olink Holding AB ADR(a)	526,586	8,999,355
Repligen Corp.(a)	238,974	47,006,186
Total		213,961,885
Total Health Care		713,251,973
Industrials 16.6%
Aerospace & Defense 0.9%
Axon Enterprise, Inc.(a)	146,565	20,555,741
Air Freight & Logistics 1.8%
GXO Logistics, Inc.(a)	480,604	40,337,094
Building Products 2.1%
Advanced Drainage Systems, Inc.	404,500	47,213,240
Electrical Equipment 1.8%
Array Technologies, Inc.(a)	982,294	11,040,984
Shoals Technologies Group, Inc., Class A(a)	582,918	9,215,934
Vertiv Holdings Co.	1,658,565	21,594,516
Total		41,851,434
Machinery 7.4%
Evoqua Water Technologies Corp.(a)	952,411	40,629,853
Helios Technologies, Inc.	487,656	38,237,107
Hillman Solutions Corp.(a)	2,460,000	23,074,800
Kornit Digital Ltd.(a)	678,826	64,373,070
Total		166,314,830
Trading Companies & Distributors 2.6%
SiteOne Landscape Supply, Inc.(a)	345,044	59,495,937
Total Industrials		375,768,276
Information Technology 22.1%
IT Services 4.8%
DigitalOcean Holdings, Inc.(a)	634,350	37,629,642
Endava PLC, ADR(a)	148,624	19,793,744
Flywire Corp.(a)	404,628	10,949,234
Shift4 Payments, Inc., Class A(a)	751,473	39,565,053
Total		107,937,673
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.6%
MKS Instruments, Inc.	400,490	60,313,794
Onto Innovation, Inc.(a)	516,010	44,485,222
SiTime Corp.(a)	114,467	23,138,360
Total		127,937,376
Software 11.7%
Avalara, Inc.(a)	518,606	53,888,350
Bill.com Holdings, Inc.(a)	236,756	56,319,517
Five9, Inc.(a)	463,973	51,037,030
Freshworks, Inc., Class A(a)	590,105	10,810,724
LiveVox Holdings, Inc.(a)	3,208,458	16,106,459
Paylocity Holding Corp.(a)	63,970	13,589,787
Stronghold Digital Mining, Inc., Class A(a)	517,786	6,529,281
Workiva, Inc., Class A(a)	524,807	55,262,177
Total		263,543,325
Total Information Technology		499,418,374
Materials 2.6%
Chemicals 2.6%
Livent Corp.(a)	2,503,837	58,965,361
Total Materials		58,965,361
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
STORE Capital Corp.	846,905	26,016,922
Total Real Estate		26,016,922
Total Common Stocks (Cost $2,106,331,205)		2,177,889,168

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(e),(f)	76,295,853	76,272,965
Total Money Market Funds (Cost $76,265,335)		76,272,965
Total Investments in Securities (Cost: $2,182,596,540)		2,254,162,133
Other Assets & Liabilities, Net		3,399,508
Net Assets		2,257,561,641

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $18,531,316, which represents 0.82% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At February 28, 2022, the total market value of these securities amounted to $18,531,316, which represents 0.82% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	2,777,778	22,520,810	12,027,778
DNA Script	10/01/2021	11,675	10,180,303	6,503,538
			32,701,113	18,531,316

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	19,286,204	624,147,195	(567,165,578)	5,144	76,272,965	(2,118)	20,031	76,295,853
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	17,862,505	—	—	17,862,505
Consumer Discretionary	357,341,917	—	—	357,341,917
Consumer Staples	43,575,448	—	—	43,575,448
Energy	32,467,966	—	—	32,467,966
Financials	53,220,426	—	—	53,220,426
Health Care	694,720,657	—	18,531,316	713,251,973
Industrials	375,768,276	—	—	375,768,276
Information Technology	499,418,374	—	—	499,418,374
Materials	58,965,361	—	—	58,965,361
Real Estate	26,016,922	—	—	26,016,922
Total Common Stocks	2,159,357,852	—	18,531,316	2,177,889,168
Money Market Funds	76,272,965	—	—	76,272,965
Total Investments in Securities	2,235,630,817	—	18,531,316	2,254,162,133
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,106,331,205)	$2,177,889,168
Affiliated issuers (cost $76,265,335)	76,272,965
Receivable for:
Investments sold	4,852,499
Capital shares sold	5,950,826
Dividends	191,963
Prepaid expenses	25,226
Trustees’ deferred compensation plan	188,329
Other assets	62,964
Total assets	2,265,433,940
Liabilities
Payable for:
Investments purchased	1,206,916
Capital shares purchased	5,877,556
Management services fees	148,222
Distribution and/or service fees	12,690
Transfer agent fees	339,012
Compensation of board members	31,936
Compensation of chief compliance officer	64
Other expenses	67,574
Trustees’ deferred compensation plan	188,329
Total liabilities	7,872,299
Net assets applicable to outstanding capital stock	$2,257,561,641
Represented by
Paid in capital	2,307,925,991
Total distributable earnings (loss)	(50,364,350)
Total - representing net assets applicable to outstanding capital stock	$2,257,561,641
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Growth Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
February 28, 2022 (Unaudited)
Class A
Net assets	$454,962,268
Shares outstanding	20,816,395
Net asset value per share	$21.86
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$23.19
Advisor Class
Net assets	$98,667,449
Shares outstanding	3,813,345
Net asset value per share	$25.87
Class C
Net assets	$36,708,960
Shares outstanding	2,345,979
Net asset value per share	$15.65
Institutional Class
Net assets	$1,118,408,634
Shares outstanding	46,606,787
Net asset value per share	$24.00
Institutional 2 Class
Net assets	$98,034,908
Shares outstanding	4,016,360
Net asset value per share	$24.41
Institutional 3 Class
Net assets	$441,272,915
Shares outstanding	17,789,301
Net asset value per share	$24.81
Class R
Net assets	$9,506,507
Shares outstanding	449,764
Net asset value per share	$21.14
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,058,343
Dividends — affiliated issuers	20,031
Interfund lending	719
Total income	2,079,093
Expenses:
Management services fees	11,431,757
Distribution and/or service fees
Class A	711,806
Class C	225,839
Class R	29,709
Transfer agent fees
Class A	407,947
Advisor Class	100,784
Class C	32,378
Institutional Class	1,023,384
Institutional 2 Class	48,280
Institutional 3 Class	14,492
Class R	8,515
Compensation of board members	24,784
Custodian fees	10,957
Printing and postage fees	98,479
Registration fees	175,346
Audit fees	14,629
Legal fees	20,230
Interest on interfund lending	553
Compensation of chief compliance officer	324
Other	35,744
Total expenses	14,415,937
Expense reduction	(2,018)
Total net expenses	14,413,919
Net investment loss	(12,334,826)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(106,822,223)
Investments — affiliated issuers	(2,118)
Foreign currency translations	(22,643)
Net realized loss	(106,846,984)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(714,559,205)
Investments — affiliated issuers	5,144
Net change in unrealized appreciation (depreciation)	(714,554,061)
Net realized and unrealized loss	(821,401,045)
Net decrease in net assets resulting from operations	$(833,735,871)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Growth Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment loss	$(12,334,826)	$(22,643,971)
Net realized gain (loss)	(106,846,984)	360,202,177
Net change in unrealized appreciation (depreciation)	(714,554,061)	404,393,727
Net increase (decrease) in net assets resulting from operations	(833,735,871)	741,951,933
Distributions to shareholders
Net investment income and net realized gains
Class A	(57,492,433)	(37,457,376)
Advisor Class	(12,410,914)	(8,450,117)
Class C	(5,910,264)	(2,479,771)
Institutional Class	(136,485,916)	(73,253,029)
Institutional 2 Class	(17,426,341)	(10,189,693)
Institutional 3 Class	(45,889,170)	(18,841,542)
Class R	(1,203,822)	(578,530)
Total distributions to shareholders	(276,818,860)	(151,250,058)
Increase in net assets from capital stock activity	2,591,537	1,210,827,969
Total increase (decrease) in net assets	(1,107,963,194)	1,801,529,844
Net assets at beginning of period	3,365,524,835	1,563,994,991
Net assets at end of period	$2,257,561,641	$3,365,524,835
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,310,352	35,217,242	6,128,818	185,902,543
Distributions reinvested	1,898,399	50,307,569	1,177,743	33,271,231
Redemptions	(2,735,126)	(71,668,360)	(3,504,891)	(106,517,260)
Net increase	473,625	13,856,451	3,801,670	112,656,514
Advisor Class
Subscriptions	366,041	11,394,340	5,959,634	213,744,248
Distributions reinvested	384,942	12,071,778	251,704	8,276,024
Redemptions	(1,759,925)	(56,217,814)	(4,293,820)	(152,349,421)
Net increase (decrease)	(1,008,942)	(32,751,696)	1,917,518	69,670,851
Class C
Subscriptions	309,055	6,236,860	1,286,398	29,654,984
Distributions reinvested	294,340	5,595,396	111,843	2,353,188
Redemptions	(341,059)	(6,200,388)	(374,053)	(8,616,868)
Net increase	262,336	5,631,868	1,024,188	23,391,304
Institutional Class
Subscriptions	11,653,833	337,268,215	30,078,699	995,162,672
Distributions reinvested	3,767,302	109,553,154	1,910,816	58,662,040
Redemptions	(15,252,134)	(432,381,434)	(14,095,962)	(469,131,093)
Net increase	169,001	14,439,935	17,893,553	584,693,619
Institutional 2 Class
Subscriptions	122,709	3,707,501	7,700,703	260,780,151
Distributions reinvested	588,823	17,417,388	326,907	10,189,693
Redemptions	(3,262,222)	(91,332,336)	(5,247,208)	(179,099,916)
Net increase (decrease)	(2,550,690)	(70,207,447)	2,780,402	91,869,928
Institutional 3 Class
Subscriptions	4,101,048	119,963,297	13,628,463	466,393,110
Distributions reinvested	1,434,744	43,114,069	548,269	17,336,259
Redemptions	(3,026,677)	(91,706,665)	(4,749,632)	(162,149,574)
Net increase	2,509,115	71,370,701	9,427,100	321,579,795
Class R
Subscriptions	49,998	1,236,072	360,489	10,364,869
Distributions reinvested	46,933	1,203,822	21,083	578,530
Redemptions	(87,752)	(2,188,169)	(132,909)	(3,977,441)
Net increase	9,179	251,725	248,663	6,965,958
Total net increase (decrease)	(136,376)	2,591,537	37,093,094	1,210,827,969
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Growth Fund | Semiannual Report 2022

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Columbia Small Cap Growth Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$32.70	(0.15)	(7.80)	(7.95)	(2.89)	(2.89)
Year Ended 8/31/2021	$25.05	(0.31)	10.14	9.83	(2.18)	(2.18)
Year Ended 8/31/2020	$19.72	(0.18)	7.28	7.10	(1.77)	(1.77)
Year Ended 8/31/2019	$22.05	(0.15)	1.12	0.97	(3.30)	(3.30)
Year Ended 8/31/2018	$19.46	(0.15)	5.87	5.72	(3.13)	(3.13)
Year Ended 8/31/2017	$17.29	(0.13)	3.78	3.65	(1.48)	(1.48)
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$38.14	(0.13)	(9.19)	(9.32)	(2.95)	(2.95)
Year Ended 8/31/2021	$28.90	(0.28)	11.76	11.48	(2.24)	(2.24)
Year Ended 8/31/2020	$22.48	(0.15)	8.38	8.23	(1.81)	(1.81)
Year Ended 8/31/2019	$24.61	(0.11)	1.33	1.22	(3.35)	(3.35)
Year Ended 8/31/2018	$21.38	(0.12)	6.53	6.41	(3.18)	(3.18)
Year Ended 8/31/2017	$18.86	(0.09)	4.13	4.04	(1.52)	(1.52)
Class C
Six Months Ended 2/28/2022 (Unaudited)	$24.22	(0.18)	(5.66)	(5.84)	(2.73)	(2.73)
Year Ended 8/31/2021	$19.01	(0.41)	7.63	7.22	(2.01)	(2.01)
Year Ended 8/31/2020	$15.34	(0.25)	5.54	5.29	(1.62)	(1.62)
Year Ended 8/31/2019	$17.93	(0.22)	0.78	0.56	(3.15)	(3.15)
Year Ended 8/31/2018	$16.35	(0.25)	4.82	4.57	(2.99)	(2.99)
Year Ended 8/31/2017	$14.74	(0.23)	3.20	2.97	(1.36)	(1.36)
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$35.61	(0.12)	(8.54)	(8.66)	(2.95)	(2.95)
Year Ended 8/31/2021	$27.10	(0.26)	11.01	10.75	(2.24)	(2.24)
Year Ended 8/31/2020	$21.20	(0.14)	7.85	7.71	(1.81)	(1.81)
Year Ended 8/31/2019	$23.42	(0.11)	1.24	1.13	(3.35)	(3.35)
Year Ended 8/31/2018	$20.49	(0.11)	6.22	6.11	(3.18)	(3.18)
Year Ended 8/31/2017	$18.13	(0.09)	3.97	3.88	(1.52)	(1.52)
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$36.17	(0.11)	(8.68)	(8.79)	(2.97)	(2.97)
Year Ended 8/31/2021	$27.49	(0.24)	11.18	10.94	(2.26)	(2.26)
Year Ended 8/31/2020	$21.47	(0.13)	7.98	7.85	(1.83)	(1.83)
Year Ended 8/31/2019	$23.68	(0.09)	1.26	1.17	(3.38)	(3.38)
Year Ended 8/31/2018	$20.68	(0.09)	6.29	6.20	(3.20)	(3.20)
Year Ended 8/31/2017	$18.28	(0.07)	4.01	3.94	(1.54)	(1.54)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$21.86	(25.85%)	1.22%(c),(d)	1.22%(c),(d),(e)	(1.07%)(c)	30%	$454,962
Year Ended 8/31/2021	$32.70	40.63%	1.21%	1.21%(e)	(1.03%)	50%	$665,217
Year Ended 8/31/2020	$25.05	39.06%	1.29%(d),(f)	1.29%(d),(e),(f)	(0.89%)	76%	$414,360
Year Ended 8/31/2019	$19.72	7.76%	1.33%(d)	1.33%(d)	(0.79%)	113%	$265,473
Year Ended 8/31/2018	$22.05	33.62%	1.35%(f)	1.34%(e),(f)	(0.79%)	156%	$249,156
Year Ended 8/31/2017	$19.46	22.42%	1.39%(g)	1.34%(e),(g)	(0.74%)	174%	$189,019
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$25.87	(25.79%)	0.96%(c),(d)	0.96%(c),(d),(e)	(0.82%)(c)	30%	$98,667
Year Ended 8/31/2021	$38.14	40.97%	0.96%	0.96%(e)	(0.80%)	50%	$183,909
Year Ended 8/31/2020	$28.90	39.42%	1.04%(d),(f)	1.04%(d),(e),(f)	(0.66%)	76%	$83,934
Year Ended 8/31/2019	$22.48	8.05%	1.07%(d)	1.07%(d)	(0.54%)	113%	$20,203
Year Ended 8/31/2018	$24.61	33.91%	1.10%(f)	1.09%(e),(f)	(0.53%)	156%	$8,913
Year Ended 8/31/2017	$21.38	22.68%	1.12%(g)	1.09%(e),(g)	(0.46%)	174%	$1,734
Class C
Six Months Ended 2/28/2022 (Unaudited)	$15.65	(26.12%)	1.97%(c),(d)	1.97%(c),(d),(e)	(1.82%)(c)	30%	$36,709
Year Ended 8/31/2021	$24.22	39.58%	1.96%	1.96%(e)	(1.79%)	50%	$50,471
Year Ended 8/31/2020	$19.01	38.03%	2.04%(d),(f)	2.04%(d),(e),(f)	(1.65%)	76%	$20,142
Year Ended 8/31/2019	$15.34	6.93%	2.08%(d)	2.08%(d)	(1.54%)	113%	$8,887
Year Ended 8/31/2018	$17.93	32.58%	2.10%(f)	2.09%(e),(f)	(1.54%)	156%	$8,401
Year Ended 8/31/2017	$16.35	21.48%	2.14%(g)	2.09%(e),(g)	(1.49%)	174%	$12,281
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$24.00	(25.76%)	0.96%(c),(d)	0.96%(c),(d),(e)	(0.82%)(c)	30%	$1,118,409
Year Ended 8/31/2021	$35.61	41.00%	0.96%	0.96%(e)	(0.79%)	50%	$1,653,559
Year Ended 8/31/2020	$27.10	39.35%	1.04%(d),(f)	1.04%(d),(e),(f)	(0.65%)	76%	$773,636
Year Ended 8/31/2019	$21.20	8.08%	1.08%(d)	1.08%(d)	(0.54%)	113%	$283,781
Year Ended 8/31/2018	$23.42	33.91%	1.10%(f)	1.09%(e),(f)	(0.54%)	156%	$226,120
Year Ended 8/31/2017	$20.49	22.72%	1.14%(g)	1.09%(e),(g)	(0.49%)	174%	$159,344
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$24.41	(25.74%)	0.87%(c),(d)	0.87%(c),(d)	(0.73%)(c)	30%	$98,035
Year Ended 8/31/2021	$36.17	41.11%	0.88%	0.88%	(0.72%)	50%	$237,521
Year Ended 8/31/2020	$27.49	39.50%	0.96%(d),(f)	0.96%(d),(f)	(0.58%)	76%	$104,108
Year Ended 8/31/2019	$21.47	8.16%	0.97%(d)	0.97%(d)	(0.45%)	113%	$26,190
Year Ended 8/31/2018	$23.68	34.07%	0.99%(f)	0.98%(f)	(0.43%)	156%	$21,024
Year Ended 8/31/2017	$20.68	22.87%	1.00%(g)	0.99%(g)	(0.39%)	174%	$15,478
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$36.71	(0.11)	(8.81)	(8.92)	(2.98)	(2.98)
Year Ended 8/31/2021	$27.87	(0.23)	11.34	11.11	(2.27)	(2.27)
Year Ended 8/31/2020	$21.75	(0.12)	8.08	7.96	(1.84)	(1.84)
Year Ended 8/31/2019	$23.93	(0.08)	1.29	1.21	(3.39)	(3.39)
Year Ended 8/31/2018	$20.87	(0.08)	6.35	6.27	(3.21)	(3.21)
Year Ended 8/31/2017	$18.43	(0.07)	4.06	3.99	(1.55)	(1.55)
Class R
Six Months Ended 2/28/2022 (Unaudited)	$31.70	(0.18)	(7.54)	(7.72)	(2.84)	(2.84)
Year Ended 8/31/2021	$24.35	(0.38)	9.86	9.48	(2.13)	(2.13)
Year Ended 8/31/2020	$19.22	(0.23)	7.08	6.85	(1.72)	(1.72)
Year Ended 8/31/2019	$21.57	(0.19)	1.09	0.90	(3.25)	(3.25)
Year Ended 8/31/2018	$19.10	(0.20)	5.75	5.55	(3.08)	(3.08)
Year Ended 8/31/2017	$17.00	(0.17)	3.71	3.54	(1.44)	(1.44)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class R
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$24.81	(25.71%)	0.83%(c),(d)	0.83%(c),(d)	(0.68%)(c)	30%	$441,273
Year Ended 8/31/2021	$36.71	41.18%	0.83%	0.83%	(0.67%)	50%	$560,880
Year Ended 8/31/2020	$27.87	39.55%	0.90%(d),(f)	0.90%(d),(f)	(0.52%)	76%	$163,142
Year Ended 8/31/2019	$21.75	8.26%	0.92%(d)	0.92%(d)	(0.38%)	113%	$66,685
Year Ended 8/31/2018	$23.93	34.12%	0.94%(f)	0.93%(f)	(0.38%)	156%	$64,214
Year Ended 8/31/2017	$20.87	22.96%	0.96%	0.94%	(0.38%)	174%	$54,574
Class R
Six Months Ended 2/28/2022 (Unaudited)	$21.14	(25.93%)	1.47%(c),(d)	1.47%(c),(d),(e)	(1.32%)(c)	30%	$9,507
Year Ended 8/31/2021	$31.70	40.27%	1.46%	1.46%(e)	(1.30%)	50%	$13,968
Year Ended 8/31/2020	$24.35	38.67%	1.54%(d),(f)	1.54%(d),(e),(f)	(1.16%)	76%	$4,674
Year Ended 8/31/2019	$19.22	7.53%	1.58%(d)	1.58%(d)	(1.03%)	113%	$1,511
Year Ended 8/31/2018	$21.57	33.26%	1.60%(f)	1.59%(e),(f)	(1.04%)	156%	$1,651
Year Ended 8/31/2017	$19.10	22.10%	1.64%(g)	1.59%(e),(g)	(0.99%)	174%	$1,387
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund | Semiannual Report 2022	19

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Columbia Small Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Effective June 1, 2021, the Fund closed to investors, other than those who invest in the Fund through certain financial intermediaries selected by Columbia Management Investment Distributors, Inc. (the Distributor) and retirement plans currently invested and those approved by the Distributor to invest in the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
20	Columbia Small Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Small Cap Growth Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.80% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
22	Columbia Small Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, these minimum account balance fees reduced total expenses of the Fund by $2,018.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Small Cap Growth Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	247,698
Class C	—	1.00(b)	6,794

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2022 through December 31, 2022	Prior to January 1, 2022
Class A	1.30%	1.31%
Advisor Class	1.05	1.06
Class C	2.05	2.06
Institutional Class	1.05	1.06
Institutional 2 Class	0.96	1.00
Institutional 3 Class	0.92	0.94
Class R	1.55	1.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
24	Columbia Small Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,182,597,000	372,026,000	(300,461,000)	71,565,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $866,619,954 and $1,210,365,463, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	3,280,000	0.61	10
Lender	12,600,000	0.64	3
Columbia Small Cap Growth Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
Note 9. Significant risks
Health care sector risk
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
26	Columbia Small Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At February 28, 2022, affiliated shareholders of record owned 22.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Small Cap Growth Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Small Cap Growth Fund | Semiannual Report 2022

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Columbia Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR226_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Columbia Strategic Income Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Strategic Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic Income Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2010
Jason Callan
Portfolio Manager
Managed Fund since 2017
Alexandre (Alex) Christensen, CFA
Portfolio Manager
Managed Fund since March 2021
Average annual total returns (%) (for the period ended February 28, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/21/77	-3.63	-2.34	3.72	3.90
	Including sales charges		-8.22	-6.98	2.71	3.40
Advisor Class*		11/08/12	-3.50	-2.10	3.98	4.14
Class C	Excluding sales charges	07/01/97	-3.94	-3.06	2.96	3.16
	Including sales charges		-4.88	-4.00	2.96	3.16
Institutional Class		01/29/99	-3.50	-2.10	3.97	4.15
Institutional 2 Class		03/07/11	-3.48	-2.06	4.03	4.24
Institutional 3 Class*		06/13/13	-3.47	-1.98	4.05	4.24
Class R		09/27/10	-3.72	-2.56	3.46	3.65
Bloomberg U.S. Aggregate Bond Index			-4.07	-2.64	2.71	2.47
ICE BofA US Cash Pay High Yield Constrained Index			-2.94	0.80	4.68	5.75
FTSE Non-U.S. World Government Bond (All Maturities) Index - Unhedged			-8.22	-9.30	1.59	-0.10
JPMorgan Emerging Markets Bond Index-Global			-10.02	-6.10	1.97	3.57
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to August 29, 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Effective August 24, 2021, the Bloomberg Barclays U.S. Aggregate Bond Index was re-branded as the Bloomberg U.S. Aggregate Bond Index.
The ICE BofA US Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market.
The FTSE Non-U.S. World Government Bond (All Maturities) Index — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Columbia Strategic Income Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at February 28, 2022)
Asset-Backed Securities — Non-Agency	5.1
Commercial Mortgage-Backed Securities - Non-Agency	4.2
Common Stocks	0.0(a)
Convertible Bonds	0.2
Convertible Preferred Stocks	0.0(a)
Corporate Bonds & Notes	47.3
Foreign Government Obligations	5.5
Inflation-Indexed Bonds	0.1
Money Market Funds	3.8
Options Purchased Calls	0.0(a)
Options Purchased Puts	0.4
Residential Mortgage-Backed Securities - Agency	5.5
Residential Mortgage-Backed Securities - Non-Agency	17.5
Senior Loans	10.3
U.S. Government & Agency Obligations	0.1
Warrants	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at February 28, 2022)
AAA rating	4.2
AA rating	1.6
A rating	7.3
BBB rating	15.1
BB rating	33.3
B rating	22.9
CCC rating	4.7
CC rating	0.0(a)
Not rated	10.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Strategic Income Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	963.70	1,020.28	4.43	4.56	0.91
Advisor Class	1,000.00	1,000.00	965.00	1,021.52	3.22	3.31	0.66
Class C	1,000.00	1,000.00	960.60	1,016.56	8.07	8.30	1.66
Institutional Class	1,000.00	1,000.00	965.00	1,021.47	3.26	3.36	0.67
Institutional 2 Class	1,000.00	1,000.00	965.20	1,021.67	3.07	3.16	0.63
Institutional 3 Class	1,000.00	1,000.00	965.30	1,021.92	2.83	2.91	0.58
Class R	1,000.00	1,000.00	962.80	1,018.99	5.69	5.86	1.17
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Strategic Income Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.032%	15,000,000	14,642,910
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/23/2034	6.670%	13,320,000	12,889,005
Series 2021-6A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/21/2034	6.724%	11,450,000	11,133,625
Series 2021-7A Class E
3-month USD LIBOR + 6.750% Floor 6.750% 01/22/2035	7.116%	15,350,000	14,972,037
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	1.854%	8,686,000	8,589,255
Series 2021-18A Class D
3-month USD LIBOR + 6.500% Floor 6.500% 01/15/2035	6.734%	13,050,000	12,722,328
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	6.353%	8,350,000	8,198,255
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.661%	11,725,000	11,603,693
Series 2016-3A Class ERR
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	7.132%	11,400,000	11,033,650
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class BR
3-month USD LIBOR + 1.300% Floor 1.300% 04/15/2031	1.539%	8,000,000	7,898,376
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	8,408,753	8,440,418
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	3,065,224	3,091,667
Series 2019-2 Class A
08/15/2025	4.000%	4,397,856	4,424,248
Series 2019-3 Class A
10/15/2025	3.750%	5,291,070	5,316,792
Series 2019-7 Class A
01/15/2027	3.750%	5,555,348	5,555,891
Series 2019-8 Class A
12/15/2045	3.750%	2,495,416	2,497,443
Series 2020-1 Class A
01/16/2046	3.500%	2,979,620	2,985,885
Series 2020-2 Class A
02/15/2046	3.600%	3,830,257	3,826,661
Series 2020-T1 Class A
02/15/2046	3.500%	2,772,554	2,760,997
LendingPoint Asset Securitization Trust(a),(c),(d)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	17,277,000	17,233,808
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	16,000,000	15,665,819
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.741%	10,900,000	10,719,888
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	6.614%	13,700,000	13,222,651
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 10/20/2034	6.954%	12,750,000	12,492,845
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	2.049%	14,700,000	14,621,252
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.704%	18,500,000	18,239,002
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	3,497,409	3,511,332
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	18,300,000	18,591,713
Subordinated Series 2021-1 Class C
11/15/2027	4.090%	7,496,910	7,337,872
Subordinated Series 2021-3 Class C
05/15/2029	3.270%	13,585,000	13,198,849
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class C
10/15/2029	4.888%	12,150,000	11,825,081
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	3,625,875	3,644,005
RR 1 LLC(a),(b)
Series 2017-1A Class D1B
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2035	6.591%	6,500,000	6,363,000
Theorem Funding Trust(a)
Series 2020-1A Class B
10/15/2026	3.950%	4,000,000	4,028,512
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	7,601,011	7,550,426
Upstart Securitization Trust(a)
Subordinated Series 2021-4 Class C
09/20/2031	3.190%	9,200,000	8,888,781
Voya CLO Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2034	6.461%	6,900,000	6,644,093
Series 2021-2A Class E
3-month USD LIBOR + 6.600% Floor 6.600% 10/20/2034	6.727%	11,025,597	10,771,413
Total Asset-Backed Securities — Non-Agency (Cost $361,947,079)			357,133,478

Commercial Mortgage-Backed Securities - Non-Agency 4.2%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.141%	13,300,000	12,663,511
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	2.031%	3,485,000	3,415,106
Subordinated Series 2019-DPLO Class E
1-month USD LIBOR + 2.240% Floor 2.240% 10/15/2034	2.431%	11,510,000	11,250,980
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.592%	8,700,000	8,361,017
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.992%	13,700,000	13,607,162
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 01/15/2034	2.441%	7,000,000	6,789,355
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	7,208,000	6,453,764
BX Trust(a),(e)
Subordinated Series 2019-OC11 Class D
12/09/2041	3.944%	6,000,000	5,785,213
CALI Mortgage Trust(a),(e)
Series 2019-101C Class F
03/10/2039	4.324%	4,700,000	4,144,305
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.191%	4,000,000	3,980,000
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.912%	8,490,000	8,298,860
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.608%	16,035,000	15,593,767
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.333% 11/15/2023	3.684%	16,759,988	16,634,225

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class F
02/10/2037	3.633%	4,000,000	3,648,903
Subordinated Series 2013-CR12 Class D
10/10/2046	5.070%	500,000	250,000
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	6,498,872
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,960,000	15,810,023
CSAIL Commercial Mortgage Trust(e)
Subordinated Series 2015-C3 Class B
08/15/2048	4.119%	500,000	493,267
CSMC Trust(a),(e)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	15,300,000	13,043,132
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	2.956%	8,547,395	8,429,913
GS Mortgage Securities Trust(e)
Series 2014-GC24 Class B
09/10/2047	4.512%	250,000	248,813
Hilton USA Trust(a),(e)
Series 2016-HHV Class F
11/05/2038	4.194%	28,590,000	26,580,689
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	11,495,548
JPMorgan Chase Commercial Mortgage Securities Trust(e)
Subordinated Series 2012-C6 Class D
05/15/2045	5.122%	750,000	735,696
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.177%	15,500,000	14,503,897
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	16,784,131
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,785,000	12,697,583
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	12,000,000	12,217,477
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.691%	10,941,000	10,767,095
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.091%	9,645,000	9,368,218
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	1.967%	9,790,000	9,587,750
WFRBS Commercial Mortgage Trust(a),(e)
Subordinated Series 2013-C16 Class D
09/15/2046	5.001%	1,000,000	964,319
Subordinated Series 2014-C25 Class D
11/15/2047	3.803%	750,000	687,291
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $291,769,209)			291,789,882

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Multiline Retail 0.0%
Belk, Inc.(f)	50	817
Total Consumer Discretionary		817
Energy 0.0%
Energy Equipment & Services 0.0%
Covia Holdings Corp.(f)	74,466	954,096
McDermott International, Inc.(f)	47,856	31,824
Total		985,920
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(d),(f)	14,302	42,906
Southcross Energy Partners LLC(d),(f)	14,393	1,079
Southcross Energy Partners LLC, Class A(d),(f)	272,263	183,778
Total		227,763
Total Energy		1,213,683
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(f)	23,468	407,756
Total Industrials		407,756

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(f)	13,308	131,417
Total Information Technology		131,417
Total Common Stocks (Cost $1,407,066)		1,753,673

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	14,179,000	12,860,353
Total Convertible Bonds (Cost $13,325,461)			12,860,353

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.	7.000%	14,204	188,203
Total Information Technology			188,203
Total Convertible Preferred Stocks (Cost $307,751)			188,203

Corporate Bonds & Notes 48.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Boeing Co. (The)
05/01/2025	4.875%	350,000	372,154
08/01/2059	3.950%	7,895,000	7,164,558
05/01/2060	5.930%	13,535,000	16,090,012
Bombardier, Inc.(a)
04/15/2027	7.875%	4,217,000	4,275,147
02/15/2028	6.000%	1,192,000	1,139,913
Howmet Aerospace, Inc.
01/15/2029	3.000%	6,900,000	6,565,401
Moog, Inc.(a)
12/15/2027	4.250%	1,229,000	1,208,058
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%	250,000	259,746
TransDigm, Inc.(a)
12/15/2025	8.000%	2,772,000	2,894,354
03/15/2026	6.250%	7,663,000	7,892,099
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	2,345,000	2,389,712
03/15/2027	7.500%	1,059,000	1,099,618
11/15/2027	5.500%	9,587,000	9,549,657
01/15/2029	4.625%	3,681,000	3,476,643
05/01/2029	4.875%	2,181,000	2,087,086
Total			66,464,158
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	3,488,000	3,391,465
American Airlines, Inc.(a)
07/15/2025	11.750%	2,307,000	2,798,922
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	8,932,425	9,153,919
04/20/2029	5.750%	344,425	351,996
Delta Air Lines, Inc.
10/28/2024	2.900%	500,000	493,650
01/15/2026	7.375%	527,000	591,754
10/28/2029	3.750%	150,000	142,459
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	5,045,720	5,123,152
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,104,000	1,164,796
United Airlines, Inc.(a)
04/15/2026	4.375%	2,535,000	2,529,738
Total			25,741,851
Automotive 1.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	3,105,000	3,146,746
04/01/2027	6.500%	195,000	199,383
Clarios Global LP(a)
05/15/2025	6.750%	799,000	830,862
Ford Motor Co.
02/12/2032	3.250%	5,967,000	5,632,334
01/15/2043	4.750%	8,615,000	8,337,462
Ford Motor Credit Co. LLC
03/18/2024	5.584%	3,795,000	3,950,337
09/08/2024	3.664%	3,700,000	3,707,374
11/01/2024	4.063%	3,000,000	3,043,075
06/16/2025	5.125%	6,663,000	6,964,246
11/13/2025	3.375%	1,566,000	1,545,942
08/17/2027	4.125%	7,247,000	7,288,291
02/16/2028	2.900%	1,844,000	1,727,040
11/13/2030	4.000%	755,000	748,752
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	2,851,000	2,810,361
IAA Spinco, Inc.(a)
06/15/2027	5.500%	2,242,000	2,281,847

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(a),(g)
05/15/2029	6.375%	643,000	668,615
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	2,401,000	2,290,727
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	10,344,000	10,481,511
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	1,028,000	1,062,993
05/15/2027	8.500%	3,927,000	4,098,977
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	1,112,000	1,048,406
Tenneco, Inc.(a)
01/15/2029	7.875%	3,308,000	3,494,532
Total			75,359,813
Banking 5.8%
Bank of America Corp.(h)
10/24/2031	1.922%	47,155,000	42,673,096
10/20/2032	2.572%	19,830,000	18,815,234
02/04/2033	2.972%	35,980,000	35,258,009
Citigroup, Inc.(h)
06/03/2031	2.572%	5,572,000	5,314,385
01/25/2033	3.057%	33,061,000	32,607,112
Goldman Sachs Group, Inc. (The)(h)
07/21/2032	2.383%	20,739,000	19,228,791
02/24/2033	3.102%	31,561,000	31,045,446
HSBC Holdings PLC(h)
05/24/2032	2.804%	12,449,000	11,750,923
11/22/2032	2.871%	27,184,000	25,791,407
JPMorgan Chase & Co.(h)
04/22/2027	1.578%	350,000	334,678
10/15/2030	2.739%	3,322,000	3,245,511
04/22/2032	2.580%	38,897,000	37,270,339
11/08/2032	2.545%	23,924,000	22,859,246
01/25/2033	2.963%	22,825,000	22,581,145
11/19/2041	2.525%	350,000	302,481
Morgan Stanley(h)
07/21/2032	2.239%	14,281,000	13,189,671
10/20/2032	2.511%	27,729,000	26,202,749
Wells Fargo & Co.(h)
02/11/2031	2.572%	50,120,000	48,108,370
Total			396,578,593
Brokerage/Asset Managers/Exchanges 0.3%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	553,000	602,963
AG Issuer LLC(a)
03/01/2028	6.250%	717,000	725,109
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hightower Holding LLC(a)
04/15/2029	6.750%	3,414,000	3,403,153
NFP Corp.(a)
08/15/2028	4.875%	3,623,000	3,507,277
08/15/2028	6.875%	12,527,000	11,638,934
Total			19,877,436
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	4,311,000	4,226,286
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	3,624,000	3,634,692
05/15/2029	4.125%	2,167,000	2,019,013
Cemex SAB de CV(a)
06/05/2027	7.375%	350,000	375,402
11/19/2029	5.450%	10,760,000	10,729,168
07/11/2031	3.875%	350,000	311,162
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	1,728,000	1,556,795
Interface, Inc.(a)
12/01/2028	5.500%	526,000	529,854
James Hardie International Finance DAC(a)
01/15/2028	5.000%	1,493,000	1,503,283
SRS Distribution, Inc.(a)
07/01/2028	4.625%	3,515,000	3,364,534
07/01/2029	6.125%	3,261,000	3,106,659
12/01/2029	6.000%	3,561,000	3,364,791
White Cap Buyer LLC(a)
10/15/2028	6.875%	2,590,000	2,577,910
Total			37,299,549
Cable and Satellite 3.2%
Cable One, Inc.(a)
11/15/2030	4.000%	1,322,000	1,225,532
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	5,385,000	5,454,443
02/01/2028	5.000%	2,860,000	2,877,370
06/01/2029	5.375%	2,314,000	2,350,358
03/01/2030	4.750%	2,475,000	2,431,332
08/15/2030	4.500%	7,378,000	7,109,243
02/01/2031	4.250%	1,297,000	1,217,303
02/01/2032	4.750%	4,076,000	3,962,482
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	26,892,000	25,542,017
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,290,000	4,511,521
12/01/2061	4.400%	1,308,000	1,169,443
06/30/2062	3.950%	9,388,000	7,842,941
CSC Holdings LLC
06/01/2024	5.250%	1,064,000	1,077,708

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%	5,078,000	4,939,599
02/01/2029	6.500%	3,568,000	3,611,740
01/15/2030	5.750%	3,974,000	3,516,045
12/01/2030	4.125%	4,595,000	4,129,427
12/01/2030	4.625%	4,778,000	3,983,603
02/15/2031	3.375%	3,235,000	2,750,471
11/15/2031	5.000%	2,428,000	2,023,211
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	3,215,000	3,211,389
DISH DBS Corp.(a)
12/01/2028	5.750%	7,520,000	7,200,450
DISH DBS Corp.
06/01/2029	5.125%	14,743,000	12,432,472
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	5,929,000	5,671,345
09/15/2028	6.500%	10,260,000	9,744,647
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,763,000	3,594,739
08/01/2027	5.000%	574,000	579,347
07/15/2028	4.000%	500,000	480,625
07/01/2029	5.500%	1,278,000	1,306,825
07/01/2030	4.125%	3,750,000	3,545,018
Videotron Ltd.(a)
06/15/2029	3.625%	45,058,000	42,873,995
Virgin Media Finance PLC(a)
07/15/2030	5.000%	6,955,000	6,540,448
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	3,859,000	3,852,158
VZ Secured Financing BV(a)
01/15/2032	5.000%	7,586,000	7,358,603
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	2,722,000	2,539,663
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	5,305,000	5,397,926
Ziggo BV(a)
01/15/2030	4.875%	9,706,000	9,329,036
Total			217,384,475
Chemicals 0.8%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,235,000	2,051,311
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,180,000	2,187,895
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	505,761
01/31/2030	4.500%	9,000,000	8,903,722
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,241,000	4,027,131
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HB Fuller Co.
10/15/2028	4.250%	1,289,000	1,227,170
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,567,000	3,342,507
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	2,058,000	2,169,467
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	1,561,000	1,500,251
Ingevity Corp.(a)
11/01/2028	3.875%	3,405,000	3,205,895
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,870,000	3,059,056
Iris Holdings, Inc.(a),(g)
02/15/2026	8.750%	1,568,000	1,574,980
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	1,530,000	1,503,782
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,808,973
SPCM SA(a)
03/15/2027	3.125%	1,499,000	1,418,477
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	1,512,000	1,455,249
09/30/2029	7.500%	850,000	775,792
WR Grace Holdings LLC(a)
06/15/2027	4.875%	6,273,000	6,247,234
08/15/2029	5.625%	5,715,000	5,491,067
Total			53,455,720
Construction Machinery 0.4%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	10,303,000	9,639,032
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,939,000	1,993,885
PECF USS Intermediate Holding III Corp.(a)
11/15/2029	8.000%	470,000	458,244
Ritchie Bros Holdings, Inc.(a)
12/15/2031	4.750%	9,011,000	8,965,964
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	1,849,000	1,879,517
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	881,376
01/15/2032	3.750%	1,493,000	1,418,917
Total			25,236,935
Consumer Cyclical Services 0.5%
APX Group, Inc.(a)
02/15/2027	6.750%	912,000	936,693
07/15/2029	5.750%	685,000	615,315

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,049,000	993,060
12/01/2028	6.125%	626,000	586,399
ASGN, Inc.(a)
05/15/2028	4.625%	3,031,000	2,996,784
Match Group, Inc.(a)
06/01/2028	4.625%	1,429,000	1,434,922
Staples, Inc.(a)
04/15/2026	7.500%	9,058,000	8,946,968
04/15/2027	10.750%	494,000	461,097
Uber Technologies, Inc.(a)
05/15/2025	7.500%	2,322,000	2,415,718
08/15/2029	4.500%	14,089,000	13,482,384
Total			32,869,340
Consumer Products 0.5%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	2,452,000	2,532,415
Mattel, Inc.(a)
12/15/2027	5.875%	1,968,000	2,085,374
Mattel, Inc.
10/01/2040	6.200%	5,150,000	6,123,215
Newell Brands, Inc.
04/01/2046	6.000%	12,600,000	14,143,327
Prestige Brands, Inc.(a)
01/15/2028	5.125%	934,000	939,949
04/01/2031	3.750%	1,414,000	1,303,339
Spectrum Brands, Inc.
07/15/2025	5.750%	1,506,000	1,537,723
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	1,593,000	1,431,522
Valvoline, Inc.(a)
02/15/2030	4.250%	2,602,000	2,466,427
Total			32,563,291
Diversified Manufacturing 0.9%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	1,878,000	1,817,309
Carrier Global Corp.
04/05/2050	3.577%	12,071,000	11,470,160
Gates Global LLC/Co.(a)
01/15/2026	6.250%	2,554,000	2,611,415
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	14,038,000	15,819,196
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	3.533%	17,250,000	16,382,827
Madison IAQ LLC(a)
06/30/2028	4.125%	1,254,000	1,186,268
06/30/2029	5.875%	4,021,000	3,647,304
Resideo Funding, Inc.(a)
09/01/2029	4.000%	2,819,000	2,533,888
Vertical Holdco GmbH(a)
07/15/2028	7.625%	1,745,000	1,775,989
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	910,000	907,173
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	4,800,000	5,023,813
06/15/2028	7.250%	1,928,000	2,070,397
Total			65,245,739
Electric 3.2%
AEP Texas, Inc.
01/15/2050	3.450%	11,560,000	10,651,484
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	2,210,000	2,135,886
Calpine Corp.(a)
02/15/2028	4.500%	2,705,000	2,639,891
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,073,000	4,097,227
02/15/2031	3.750%	14,575,000	13,570,962
01/15/2032	3.750%	6,095,000	5,701,074
DTE Energy Co.
10/01/2026	2.850%	19,391,000	19,581,662
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	7,430,169
Emera US Finance LP
06/15/2046	4.750%	15,730,000	16,773,032
Georgia Power Co.
03/15/2042	4.300%	8,185,000	8,545,916
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	4,621,000	4,463,529
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,319,000	2,366,622
09/15/2027	4.500%	9,775,000	9,877,185
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,840,000	1,708,116
06/15/2029	5.250%	3,159,000	3,221,069
02/15/2031	3.625%	16,547,000	15,228,985
02/15/2032	3.875%	32,436,000	30,061,350

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2050	4.950%	19,380,000	19,262,993
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,034,000	1,011,470
PG&E Corp.
07/01/2028	5.000%	1,845,000	1,823,697
07/01/2030	5.250%	2,663,000	2,643,424
Southern Co. (The)
07/01/2046	4.400%	9,510,000	9,958,597
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,268,000	2,273,205
01/15/2030	4.750%	3,263,000	3,206,753
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,934,000	1,979,506
07/31/2027	5.000%	1,280,000	1,290,290
05/01/2029	4.375%	2,802,000	2,719,984
Xcel Energy, Inc.
12/01/2029	2.600%	4,408,000	4,302,396
06/01/2030	3.400%	14,082,000	14,502,419
Total			223,028,893
Environmental 0.4%
Covanta Holding Corp.(a)
12/01/2029	4.875%	2,955,000	2,829,142
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,709,000	2,715,166
08/01/2025	3.750%	3,794,000	3,754,442
12/15/2026	5.125%	2,134,000	2,178,677
08/01/2028	4.000%	2,000,000	1,858,526
09/01/2028	3.500%	4,172,000	3,986,643
06/15/2029	4.750%	3,804,000	3,630,993
08/15/2029	4.375%	2,935,000	2,722,359
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	6,776,000	6,394,134
Total			30,070,082
Finance Companies 1.1%
Navient Corp.
01/25/2023	5.500%	2,983,000	3,044,271
09/25/2023	7.250%	785,000	823,543
06/25/2025	6.750%	1,315,000	1,372,817
03/15/2028	4.875%	2,158,000	2,024,400
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	4,703,000	4,699,092
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	4,226,000	3,971,571
03/01/2031	3.875%	15,312,000	14,333,041
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	44,539,000	41,446,621
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2023	5.625%	2,537,000	2,603,662
03/15/2024	6.125%	3,440,000	3,550,372
Total			77,869,390
Food and Beverage 2.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	28,457,000	32,327,080
Bacardi Ltd.(a)
05/15/2048	5.300%	18,640,000	22,068,117
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	6,837,000	6,931,446
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,166,000	2,236,877
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	2,000,000	2,112,824
Kraft Heinz Foods Co.
06/01/2046	4.375%	28,920,000	29,639,828
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	917,489
01/31/2030	4.125%	3,346,000	3,234,993
01/31/2032	4.375%	3,347,000	3,253,273
Performance Food Group, Inc.(a)
05/01/2025	6.875%	1,700,000	1,768,891
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	3,370,000	3,465,427
04/15/2031	4.250%	9,884,000	9,552,136
03/01/2032	3.500%	53,070,000	48,842,739
Post Holdings, Inc.(a)
03/01/2027	5.750%	7,860,000	7,941,844
01/15/2028	5.625%	1,161,000	1,169,251
04/15/2030	4.625%	1,287,000	1,212,728
09/15/2031	4.500%	4,370,000	4,046,656
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,296,000	2,139,144
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	4,963,000	4,594,393
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,732,000	2,518,834
US Foods, Inc.(a)
04/15/2025	6.250%	265,000	273,996
02/15/2029	4.750%	1,448,000	1,432,146
06/01/2030	4.625%	2,631,000	2,552,788
Total			194,232,900
Gaming 1.3%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	988,000	1,041,860
06/15/2031	4.750%	3,815,000	3,748,169

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boyd Gaming Corp.
12/01/2027	4.750%	1,887,000	1,895,206
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	8,261,000	7,835,893
CCM Merger, Inc.(a)
05/01/2026	6.375%	2,209,000	2,260,321
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	2,388,000	2,449,525
07/01/2025	6.250%	5,582,000	5,787,907
07/01/2027	8.125%	3,477,000	3,749,329
International Game Technology PLC(a)
02/15/2025	6.500%	2,637,000	2,787,706
04/15/2026	4.125%	2,165,000	2,147,563
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	934,961
09/01/2026	4.500%	3,056,000	3,116,417
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	1,361,000	1,409,254
02/15/2029	3.875%	693,000	697,133
MGM Resorts International
05/01/2025	6.750%	200,000	207,134
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	6,147,000	5,993,147
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	1,853,000	1,713,318
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,622,000	4,592,521
Scientific Games International, Inc.(a)
07/01/2025	8.625%	2,754,000	2,917,723
10/15/2025	5.000%	8,436,000	8,534,377
03/15/2026	8.250%	4,618,000	4,823,201
05/15/2028	7.000%	1,446,000	1,500,451
11/15/2029	7.250%	3,669,000	3,898,540
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	700,000	700,684
12/01/2026	4.250%	1,553,000	1,570,298
02/15/2027	3.750%	942,000	935,092
12/01/2029	4.625%	1,243,000	1,270,086
08/15/2030	4.125%	6,087,000	6,046,598
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	2,369,000	2,386,512
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	493,000	515,193
Total			87,466,119
Health Care 1.7%
180 Medical, Inc.(a)
10/15/2029	3.875%	970,000	930,481
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,685,000	1,694,179
04/15/2029	5.000%	2,054,000	2,028,018
AdaptHealth LLC(a)
08/01/2029	4.625%	1,515,000	1,367,355
03/01/2030	5.125%	5,043,000	4,688,319
Avantor Funding, Inc.(a)
07/15/2028	4.625%	2,724,000	2,763,911
11/01/2029	3.875%	6,819,000	6,565,821
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	342,000	349,327
02/15/2029	3.125%	877,000	817,711
04/01/2030	3.500%	2,080,000	1,939,342
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	681,000	675,365
03/15/2029	3.750%	1,124,000	1,079,927
03/15/2031	4.000%	1,460,000	1,399,146
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	2,886,000	3,008,224
03/15/2027	5.625%	865,000	871,831
04/15/2029	6.875%	4,061,000	3,931,120
05/15/2030	5.250%	7,684,000	7,456,343
02/15/2031	4.750%	2,035,000	1,921,281
CVS Health Corp.
03/25/2048	5.050%	125,000	145,998
HCA, Inc.
09/01/2028	5.625%	4,245,000	4,702,627
02/01/2029	5.875%	3,197,000	3,571,639
09/01/2030	3.500%	4,223,000	4,181,154
Hologic, Inc.(a)
02/01/2028	4.625%	2,416,000	2,495,528
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,424,000	1,380,289
IQVIA, Inc.(a)
10/15/2026	5.000%	1,233,000	1,258,008
05/15/2027	5.000%	2,792,000	2,856,716
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	1,523,000	1,459,164
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	1,020,000	1,055,348
02/01/2028	7.250%	377,000	397,055
Radiology Partners, Inc.(a)
02/01/2028	9.250%	3,610,000	3,603,652
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	10,955,000	10,787,092
Select Medical Corp.(a)
08/15/2026	6.250%	6,058,000	6,088,584

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	2,751,000	2,750,128
04/15/2027	10.000%	2,041,000	2,149,444
Syneos Health, Inc.(a)
01/15/2029	3.625%	1,077,000	1,017,019
Teleflex, Inc.
11/15/2027	4.625%	1,903,000	1,935,783
Teleflex, Inc.(a)
06/01/2028	4.250%	710,000	702,681
Tenet Healthcare Corp.
07/15/2024	4.625%	512,000	513,746
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	3,881,000	3,990,748
11/01/2027	5.125%	4,134,000	4,214,439
10/01/2028	6.125%	6,308,000	6,387,002
01/15/2030	4.375%	2,804,000	2,708,262
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	3,695,000	3,633,123
Total			117,472,930
Healthcare Insurance 0.3%
Centene Corp.
10/15/2030	3.000%	6,905,000	6,578,000
08/01/2031	2.625%	14,991,000	13,831,760
Total			20,409,760
Home Construction 0.4%
Meritage Homes Corp.
06/06/2027	5.125%	2,373,000	2,466,464
Meritage Homes Corp.(a)
04/15/2029	3.875%	18,494,000	18,128,736
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	2,763,000	2,659,218
04/01/2029	4.750%	309,000	293,842
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,343,448
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,292,699
03/01/2024	5.625%	695,000	717,330
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	854,000	891,510
Total			27,793,247
Independent Energy 2.6%
Apache Corp.
11/15/2025	4.625%	1,238,000	1,280,283
11/15/2027	4.875%	2,927,000	2,995,636
10/15/2028	4.375%	616,000	624,007
01/15/2030	4.250%	745,000	742,668
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2040	5.100%	2,297,000	2,298,573
02/01/2042	5.250%	611,000	605,272
04/15/2043	4.750%	2,397,000	2,283,116
01/15/2044	4.250%	2,001,000	1,781,702
Callon Petroleum Co.
10/01/2024	6.125%	4,182,000	4,165,904
07/01/2026	6.375%	7,819,000	7,608,652
Callon Petroleum Co.(a)
08/01/2028	8.000%	8,905,000	9,223,297
CNX Resources Corp.(a)
03/14/2027	7.250%	3,062,000	3,237,671
01/15/2029	6.000%	2,453,000	2,506,784
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,496,000	1,523,410
01/15/2030	5.875%	1,426,000	1,380,646
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	1,142,000	1,160,250
EQT Corp.
01/15/2029	5.000%	1,769,000	1,867,352
EQT Corp.(h)
02/01/2030	7.500%	2,960,000	3,530,649
EQT Corp.(a)
05/15/2031	3.625%	4,005,000	3,910,638
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,262,000	1,287,139
02/01/2029	5.750%	1,812,000	1,819,230
Matador Resources Co.
09/15/2026	5.875%	4,127,000	4,188,816
Occidental Petroleum Corp.
07/15/2025	8.000%	3,785,000	4,279,327
04/15/2026	3.400%	4,496,000	4,503,058
08/15/2029	3.500%	5,395,000	5,368,973
09/01/2030	6.625%	4,862,000	5,657,964
01/01/2031	6.125%	3,778,000	4,293,722
09/15/2036	6.450%	19,770,000	23,238,477
03/15/2040	6.200%	1,485,000	1,653,755
07/15/2044	4.500%	665,000	631,750
06/15/2045	4.625%	22,459,000	21,634,655
03/15/2046	6.600%	5,307,000	6,332,794
04/15/2046	4.400%	19,425,000	18,339,721
03/15/2048	4.200%	3,891,000	3,640,988
08/15/2049	4.400%	4,316,000	4,104,832
SM Energy Co.
07/15/2028	6.500%	1,294,000	1,325,231
Southwestern Energy Co.
02/01/2029	5.375%	1,404,000	1,443,948
02/01/2032	4.750%	11,904,000	11,884,458
Total			178,355,348

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	4,960,000	4,476,838
Leisure 1.0%
Carnival Corp.(a)
03/01/2026	7.625%	15,720,000	16,136,432
03/01/2027	5.750%	4,543,000	4,424,679
05/01/2029	6.000%	4,144,000	4,022,844
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	1,025,000	1,053,460
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	1,171,000	1,203,690
Cinemark USA, Inc.(a)
03/15/2026	5.875%	8,207,000	8,108,650
07/15/2028	5.250%	1,648,000	1,572,161
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,477,000	1,451,533
NCL Corp., Ltd.(a)
12/15/2024	3.625%	2,015,000	1,891,796
03/15/2026	5.875%	3,782,000	3,639,974
02/15/2029	7.750%	717,000	743,811
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	500,000	503,010
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	4,143,000	3,923,708
08/31/2026	5.500%	10,977,000	10,934,399
07/15/2027	5.375%	1,724,000	1,693,472
04/01/2028	5.500%	2,913,000	2,856,623
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,889,000	1,886,850
Viking Cruises Ltd.(a)
09/15/2027	5.875%	758,000	703,823
Total			66,750,915
Life Insurance 1.0%
Five Corners Funding Trust(a)
11/15/2023	4.419%	10,756,000	11,157,967
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	9,685,000	11,390,124
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
12/01/2061	3.200%	190,000	165,035
10/15/2070	3.729%	7,877,000	7,456,543
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	26,596,391
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	8,875,000	10,403,685
Total			67,169,745
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	995,687
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,929,311
Total			2,924,998
Media and Entertainment 1.3%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	15,991,000	16,042,307
Clear Channel International BV(a)
08/01/2025	6.625%	3,019,000	3,083,326
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	6,985,000	7,290,413
06/01/2029	7.500%	4,188,000	4,346,617
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	5,043,000	5,036,608
iHeartCommunications, Inc.
05/01/2026	6.375%	2,108,936	2,174,173
05/01/2027	8.375%	5,478,666	5,706,190
Lamar Media Corp.
02/15/2028	3.750%	987,000	951,937
01/15/2029	4.875%	2,004,000	2,012,836
02/15/2030	4.000%	613,000	590,630
Netflix, Inc.
04/15/2028	4.875%	3,047,000	3,272,145
11/15/2028	5.875%	6,157,000	6,959,115
05/15/2029	6.375%	338,000	393,163
Netflix, Inc.(a)
11/15/2029	5.375%	1,315,000	1,470,678
06/15/2030	4.875%	13,193,000	14,384,217
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	1,228,000	1,193,010
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	2,126,000	2,107,021
01/15/2029	4.250%	1,215,000	1,157,347
03/15/2030	4.625%	3,272,000	3,105,464
Playtika Holding Corp.(a)
03/15/2029	4.250%	5,047,000	4,783,065
Roblox Corp.(a)
05/01/2030	3.875%	4,211,000	4,006,435
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	201,000	200,975

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
05/01/2029	4.500%	1,852,000	1,761,379
Total			92,029,051
Metals and Mining 1.1%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	1,469,000	1,472,093
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,225,000	1,186,470
10/01/2031	5.125%	4,673,000	4,560,906
Constellium SE(a)
06/15/2028	5.625%	2,688,000	2,707,155
04/15/2029	3.750%	13,544,000	12,467,090
Freeport-McMoRan, Inc.
09/01/2029	5.250%	3,537,000	3,706,428
08/01/2030	4.625%	2,787,000	2,872,250
03/15/2043	5.450%	14,919,000	17,151,075
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	2,056,000	2,003,061
04/01/2029	6.125%	12,579,000	12,895,920
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	6,206,000	5,602,599
Novelis Corp.(a)
11/15/2026	3.250%	2,050,000	1,956,599
01/30/2030	4.750%	3,010,000	2,939,775
08/15/2031	3.875%	2,472,000	2,277,576
Total			73,798,997
Midstream 3.7%
Cheniere Energy Partners LP
10/01/2029	4.500%	2,011,000	2,049,329
03/01/2031	4.000%	1,740,000	1,714,356
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	6,801,000	6,392,709
Cheniere Energy, Inc.
10/15/2028	4.625%	2,979,000	3,043,816
CNX Midstream Partners LP(a)
04/15/2030	4.750%	3,297,000	3,180,115
DCP Midstream Operating LP
05/15/2029	5.125%	2,294,000	2,418,360
04/01/2044	5.600%	3,372,000	3,703,099
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,969,000	2,968,780
DT Midstream, Inc.(a)
06/15/2029	4.125%	2,378,000	2,309,291
06/15/2031	4.375%	4,439,000	4,335,198
Enterprise Products Operating LLC
01/31/2060	3.950%	7,540,000	7,080,431
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	4,457,000	4,544,839
07/01/2027	6.500%	1,851,000	1,937,245
01/15/2029	4.500%	2,159,000	2,015,905
01/15/2031	4.750%	18,575,000	17,460,851
EQM Midstream Partners LP
07/15/2048	6.500%	16,215,000	15,814,668
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	1,925,000	1,780,497
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	2,497,000	2,394,637
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,737,000	1,841,470
Kinder Morgan, Inc.
02/15/2046	5.050%	15,628,000	16,924,470
MPLX LP
04/15/2048	4.700%	5,970,000	6,184,995
NuStar Logistics LP
10/01/2025	5.750%	4,016,000	4,177,566
06/01/2026	6.000%	1,126,000	1,143,576
04/28/2027	5.625%	2,356,000	2,360,274
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	20,974,000	19,945,670
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	2,086,000	2,045,899
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	3,937,000	3,925,626
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	1,769,000	1,687,940
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	5,769,000	5,954,166
03/01/2030	5.500%	2,409,000	2,551,843
02/01/2031	4.875%	1,705,000	1,755,176
01/15/2032	4.000%	17,419,000	17,187,353
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,648,000	2,576,086
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	6,633,000	6,506,399
08/15/2031	4.125%	13,280,000	13,149,706
11/01/2033	3.875%	19,833,000	19,098,027
Western Gas Partners LP
03/01/2048	5.300%	11,145,000	11,469,969
08/15/2048	5.500%	14,231,000	14,600,830
Williams Companies, Inc. (The)
09/15/2045	5.100%	10,500,000	11,615,912
Total			251,847,079

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.4%
NiSource, Inc.
05/01/2030	3.600%	7,970,000	8,151,516
02/15/2043	5.250%	4,755,000	5,398,551
05/15/2047	4.375%	13,773,000	14,433,874
Total			27,983,941
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	1,154,000	1,188,721
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,105,000	1,057,758
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	9,909,591	9,669,298
Total			11,915,777
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,324,796
Dycom Industries, Inc.(a)
04/15/2029	4.500%	2,144,000	2,063,729
Hillenbrand, Inc.
03/01/2031	3.750%	1,747,000	1,668,951
Total			5,057,476
Other REIT 0.4%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	4,489,000	4,264,707
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	3,838,000	3,846,562
02/01/2027	4.250%	1,937,000	1,901,326
06/15/2029	4.750%	6,480,000	6,280,603
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	2,719,000	2,768,203
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	2,353,000	2,269,272
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	1,288,000	1,217,891
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,651,000	1,608,932
09/15/2029	4.000%	1,902,000	1,786,912
Service Properties Trust
03/15/2024	4.650%	1,433,000	1,407,077
Total			27,351,485
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	5,899,000	5,531,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	1,716,000	1,740,243
08/15/2026	4.125%	2,906,000	2,818,759
08/15/2027	5.250%	2,406,000	2,278,325
08/15/2027	5.250%	1,007,000	956,657
Berry Global, Inc.
01/15/2026	1.570%	350,000	333,369
Berry Global, Inc.(a)
02/15/2026	4.500%	813,000	814,453
BWAY Holding Co.(a)
04/15/2024	5.500%	4,229,000	4,212,935
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	1,524,000	1,487,871
Canpack SA/US LLC(a)
11/15/2029	3.875%	6,422,000	5,953,500
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	2,193,000	2,244,826
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	5,379,000	5,432,054
08/15/2027	8.500%	2,108,000	2,162,716
Total			35,967,155
Pharmaceuticals 1.4%
AbbVie, Inc.
06/15/2044	4.850%	4,120,000	4,659,541
11/21/2049	4.250%	9,630,000	10,234,771
Amgen, Inc.
02/22/2062	4.400%	36,673,000	38,634,097
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	3,359,000	3,392,994
04/01/2026	9.250%	9,588,000	9,920,617
02/01/2027	6.125%	3,100,000	3,125,308
01/15/2028	7.000%	1,510,000	1,382,242
06/01/2028	4.875%	1,135,000	1,091,457
02/15/2029	6.250%	2,517,000	2,144,864
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	923,000	899,993
06/30/2028	6.000%	1,363,000	902,131
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,585,000	2,437,427
Jazz Securities DAC(a)
01/15/2029	4.375%	1,660,000	1,645,728
Organon Finance 1 LLC(a)
04/30/2028	4.125%	6,872,000	6,747,134
04/30/2031	5.125%	5,114,000	5,107,859
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	3,515,000	3,519,875
Total			95,846,038

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,536,000	2,462,478
10/15/2027	6.750%	4,626,000	4,524,958
11/01/2029	5.875%	2,406,000	2,273,770
AssuredPartners, Inc.(a)
01/15/2029	5.625%	3,584,000	3,297,845
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	5,279,000	4,922,948
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,634,000	1,660,286
HUB International Ltd.(a)
05/01/2026	7.000%	3,379,000	3,418,793
12/01/2029	5.625%	4,623,000	4,409,100
MGIC Investment Corp.
08/15/2028	5.250%	395,000	399,887
Radian Group, Inc.
03/15/2025	6.625%	1,253,000	1,341,805
03/15/2027	4.875%	964,000	995,548
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	1,285,000	1,235,966
USI, Inc.(a)
05/01/2025	6.875%	944,000	948,909
Total			31,892,293
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	3,011,000	3,097,802
01/15/2028	3.875%	4,847,000	4,736,380
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	5,011,000	4,769,827
IRB Holding Corp.(a)
06/15/2025	7.000%	5,459,000	5,707,227
02/15/2026	6.750%	5,310,000	5,341,892
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,566,000	1,603,687
Yum! Brands, Inc.(a)
04/01/2025	7.750%	1,416,000	1,475,951
01/15/2030	4.750%	2,563,000	2,604,247
Total			29,337,013
Retailers 0.3%
Asbury Automotive Group Inc.(a)
02/15/2032	5.000%	1,050,000	1,024,393
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,050,000	1,024,177
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	718,000	692,309
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,096,655
11/01/2035	6.875%	4,445,000	4,914,271
Subordinated
03/01/2033	6.950%	500,000	528,334
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	4,979,000	4,739,193
Lowe’s Companies, Inc.
10/15/2050	3.000%	2,304,000	2,005,376
Penske Automotive Group, Inc.
09/01/2025	3.500%	734,000	726,112
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	3,094,000	3,085,194
02/15/2029	7.750%	760,000	798,778
Total			20,634,792
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,149,865
02/15/2028	5.875%	2,353,000	2,443,968
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	4,108,000	3,956,666
01/15/2027	4.625%	649,000	652,393
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	745,000	767,427
Total			8,970,319
Technology 2.8%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	3,447,000	3,267,189
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	669,000	692,587
03/01/2026	9.125%	407,000	421,814
Broadcom, Inc.(a)
04/15/2034	3.469%	12,989,000	12,595,418
11/15/2036	3.187%	3,156,000	2,929,404
Camelot Finance SA(a)
11/01/2026	4.500%	1,384,000	1,384,897
CDK Global, Inc.
06/01/2027	4.875%	1,467,000	1,503,469
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,912,000	1,806,090
07/01/2029	4.875%	4,350,000	4,094,687
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	4,202,000	4,043,625
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	1,456,000	1,406,376

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Everi Holdings, Inc.(a)
07/15/2029	5.000%	424,000	415,682
Gartner, Inc.(a)
07/01/2028	4.500%	2,222,000	2,249,978
06/15/2029	3.625%	9,323,000	9,056,788
10/01/2030	3.750%	24,176,000	23,511,174
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,713,000	4,488,263
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	3,544,000	3,338,615
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	3,125,000	3,081,001
Iron Mountain, Inc.(a)
09/15/2029	4.875%	995,000	960,175
07/15/2030	5.250%	3,881,000	3,851,906
Lenovo Group Ltd.(a)
04/24/2025	5.875%	5,000,000	5,373,540
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	8,945,000	8,515,415
Microchip Technology, Inc.
09/01/2025	4.250%	1,936,000	1,982,671
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,626,000	6,376,113
NCR Corp.(a)
10/01/2028	5.000%	4,187,000	4,115,529
04/15/2029	5.125%	5,131,000	5,072,423
09/01/2029	6.125%	1,692,000	1,756,325
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,687,000	1,632,185
07/15/2029	4.500%	1,890,000	1,699,429
10/01/2030	5.875%	2,580,000	2,499,585
07/15/2031	4.750%	2,364,000	2,112,849
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,210,000	2,229,413
02/15/2042	3.125%	6,320,000	5,700,800
Oracle Corp.
04/01/2050	3.600%	21,389,000	18,575,009
03/25/2061	4.100%	6,662,000	6,011,412
Plantronics, Inc.(a)
03/01/2029	4.750%	8,222,000	7,314,423
PTC, Inc.(a)
02/15/2025	3.625%	523,000	520,439
02/15/2028	4.000%	1,605,000	1,569,189
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	546,000	615,965
09/01/2025	7.375%	895,000	927,804
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	2,532,000	2,518,284
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Square, Inc.(a)
06/01/2031	3.500%	2,580,000	2,423,496
Switch Ltd.(a)
09/15/2028	3.750%	1,297,000	1,231,412
06/15/2029	4.125%	4,641,000	4,440,982
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,085,000	1,110,012
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	6,400,000	5,265,344
Verscend Escrow Corp.(a)
08/15/2026	9.750%	3,840,000	4,025,149
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,466,000	5,185,378
Total			195,899,713
Transportation Services 0.1%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	3,267,000	3,269,845
07/03/2029	4.375%	5,000,000	4,881,817
Total			8,151,662
Treasury 0.0%
Argentine Republic Government International Bond(h)
07/09/2030	0.500%	85,626	27,351
Wireless 2.0%
Altice France Holding SA(a)
05/15/2027	10.500%	2,585,000	2,706,825
02/15/2028	6.000%	14,226,000	12,577,551
Altice France SA(a)
02/01/2027	8.125%	1,705,000	1,795,884
01/15/2028	5.500%	1,305,000	1,220,428
07/15/2029	5.125%	5,232,000	4,734,960
10/15/2029	5.500%	1,970,000	1,804,398
American Tower Corp.
08/15/2029	3.800%	12,821,000	13,251,752
09/15/2031	2.300%	3,569,000	3,242,908
Millicom International Cellular SA(a)
03/25/2029	6.250%	2,700,000	2,793,178
SBA Communications Corp.
02/15/2027	3.875%	1,761,000	1,756,670
02/01/2029	3.125%	14,950,000	13,881,340
Sprint Capital Corp.
11/15/2028	6.875%	5,605,000	6,649,619
03/15/2032	8.750%	1,818,000	2,521,436
Sprint Corp.
06/15/2024	7.125%	1,245,000	1,348,698

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
02/15/2026	2.250%	1,305,000	1,258,612
02/01/2028	4.750%	3,940,000	4,072,403
02/15/2029	2.625%	3,904,000	3,671,293
02/15/2031	2.875%	7,327,000	6,883,862
04/15/2031	3.500%	2,974,000	2,935,276
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	32,548,000	32,046,398
10/15/2052	3.400%	9,348,000	8,263,912
11/15/2060	3.600%	3,690,000	3,241,132
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,394,000	1,285,423
07/15/2031	4.750%	5,796,000	5,555,019
Total			139,498,977
Wirelines 1.6%
AT&T, Inc.
09/15/2055	3.550%	11,448,000	10,382,791
12/01/2057	3.800%	32,882,000	30,942,199
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	405,000	369,189
CenturyLink, Inc.
12/01/2023	6.750%	1,167,000	1,219,466
04/01/2024	7.500%	3,898,000	4,093,806
04/01/2025	5.625%	2,486,000	2,474,184
CenturyLink, Inc.(a)
12/15/2026	5.125%	2,452,000	2,281,606
02/15/2027	4.000%	1,119,000	1,064,397
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	4,550,000	4,322,011
03/01/2028	6.125%	2,838,000	2,635,472
Iliad Holding SAS(a)
10/15/2026	6.500%	5,449,000	5,446,269
10/15/2028	7.000%	7,021,000	7,014,277
Level 3 Financing, Inc.(a)
07/01/2028	4.250%	3,805,000	3,516,306
01/15/2029	3.625%	3,640,000	3,192,548
07/15/2029	3.750%	2,185,000	1,949,379
Network i2i Ltd.(a),(h)
12/31/2049	5.650%	7,100,000	7,151,650
Verizon Communications, Inc.
08/10/2033	4.500%	12,510,000	13,909,033
03/22/2061	3.700%	9,645,000	9,202,312
Total			111,166,895
Total Corporate Bonds & Notes (Cost $3,409,966,972)			3,313,474,079

Foreign Government Obligations(i),(j) 5.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%		8,800,000	8,721,570
Argentina 0.0%
Argentine Republic Government International Bond
07/09/2029	1.000%		9,405	3,098
Argentine Republic Government International Bond(h)
07/09/2035	1.125%		156,873	46,604
Total				49,702
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	1,884,894
01/07/2041	5.625%		11,000,000	10,708,094
Total				12,592,988
Canada 0.1%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		4,950,000	5,193,718
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		2,877,000	2,903,277
05/15/2029	4.250%		2,216,000	2,079,498
Total				10,176,493
China 0.5%
China Development Bank
07/06/2028	4.040%	CNY	201,260,000	33,766,007
Colombia 0.5%
Colombia Government International Bond
04/22/2032	3.250%		5,980,000	5,005,939
02/26/2044	5.625%		6,725,000	6,049,730
06/15/2045	5.000%		11,200,000	9,322,142
05/15/2049	5.200%		7,147,000	6,036,374
Ecopetrol SA
04/29/2030	6.875%		8,000,000	8,384,887
Total				34,799,072
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/30/2043	5.625%		800,000	676,147
Dominican Republic 0.3%
Dominican Republic International Bond(a)
02/15/2023	8.900%	DOP	42,000,000	778,089
01/25/2027	5.950%		4,475,000	4,653,443
01/30/2030	4.500%		2,295,000	2,125,134
09/23/2032	4.875%		500,000	456,117
04/30/2044	7.450%		7,900,000	8,283,480

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
01/27/2045	6.850%		4,881,000	4,784,864
Total				21,081,127
Egypt 0.2%
Egypt Government International Bond(a)
04/16/2026	4.750%	EUR	2,100,000	2,094,758
03/01/2029	7.600%		1,250,000	1,124,143
02/16/2031	5.875%		500,000	388,446
04/11/2031	6.375%	EUR	4,000,000	3,567,177
01/31/2047	8.500%		5,700,000	4,433,958
02/21/2048	7.903%		5,000,000	3,695,630
03/01/2049	8.700%		965,000	757,637
Total				16,061,749
El Salvador 0.0%
El Salvador Government International Bond(a)
01/18/2027	6.375%		2,800,000	1,551,032
Ghana 0.1%
Ghana Government International Bond(a)
02/11/2035	7.875%		2,400,000	1,583,486
03/26/2051	8.950%		5,000,000	3,267,507
Total				4,850,993
Guatemala 0.1%
Guatemala Government Bond(a)
06/01/2050	6.125%		5,000,000	5,114,705
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,989,710
Indonesia 0.6%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,000,000	6,154,438
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,600,000	4,064,882
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	68,305,000,000	5,410,420
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		1,700,000	1,923,849
11/15/2048	6.757%		3,800,000	4,318,816
PT Pertamina Persero(a)
05/30/2044	6.450%		5,800,000	6,912,588
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		6,000,000	5,813,751
05/05/2024	4.450%		5,600,000	5,426,168
Total				40,024,912
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	8,830,000	9,151,290
06/15/2033	6.125%		3,847,000	3,717,445
Total				12,868,735
Kazakhstan 0.1%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		1,500,000	1,813,299
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		4,800,000	4,970,305
Total				6,783,604
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	4,947,735
Mexico 0.8%
Mexican Bonos
05/31/2029	8.500%	MXN	220,000,000	11,123,174
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	3,879,888
05/29/2031	7.750%	MXN	140,000,000	6,769,272
08/14/2041	4.280%		300,000	281,885
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	3,800,000	176,029
02/16/2032	6.700%		12,449,000	12,004,224
Petroleos Mexicanos
11/12/2026	7.470%	MXN	23,700,000	1,034,221
01/28/2031	5.950%		2,235,000	2,091,682
09/21/2047	6.750%		8,542,000	7,073,607
01/23/2050	7.690%		15,000,000	13,481,164
Total				57,915,146
Oman 0.0%
Oman Sovereign Sukuk Co.(a)
06/01/2024	4.397%		500,000	510,661
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	2,079,300
08/11/2044	6.100%		2,939,000	3,169,929
Total				5,249,229
Qatar 0.4%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	2,166,897
03/14/2049	4.817%		15,614,000	19,089,089

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar Petroleum(a)
07/12/2031	2.250%		6,077,000	5,759,559
Total				27,015,545
Romania 0.2%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	9,500,000	10,112,129
02/14/2051	4.000%		2,246,000	1,902,218
Total				12,014,347
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		4,600,000	1,590,943
03/28/2035	5.100%		4,800,000	1,586,947
Total				3,177,890
Saudi Arabia 0.1%
Saudi Government International Bond(a)
10/22/2030	3.250%		3,000,000	3,107,807
04/17/2049	5.000%		5,000,000	5,860,617
Total				8,968,424
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		4,800,000	4,697,130
09/30/2049	5.750%		4,000,000	3,475,042
Total				8,172,172
Turkey 0.2%
Turkey Government International Bond
03/13/2025	4.250%		5,000,000	4,635,806
02/17/2028	5.125%		5,500,000	4,793,809
04/26/2029	7.625%		4,000,000	3,914,355
Total				13,343,970
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2026	7.750%		3,800,000	1,311,815
09/25/2032	7.375%		6,900,000	2,239,393
Total				3,551,208
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,778,707
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	6,833,276
DP World PLC(a)
07/02/2037	6.850%		3,650,000	4,479,386
09/30/2049	4.700%		2,000,000	2,014,075
Total				19,105,444
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Virgin Islands 0.1%
Sinopec Group Overseas Development Ltd.(a)
11/12/2029	2.950%		5,000,000	5,006,588
Total Foreign Government Obligations (Cost $427,339,822)				384,086,905

Inflation-Indexed Bonds(i) 0.1%

Mexico 0.1%
Mexican Udibonos
11/15/2040	4.000%	MXN	129,171,816	6,469,080
Total Inflation-Indexed Bonds (Cost $8,279,019)				6,469,080

Residential Mortgage-Backed Securities - Agency 5.6%

Federal Home Loan Mortgage Corp.
12/01/2022	5.000%		2,055	2,105
09/01/2024	8.500%		2,618	2,751
04/01/2027	7.500%		5,262	5,722
08/01/2030	8.000%		7,241	7,947
07/01/2035	5.500%		23,709	26,489
12/01/2036- 12/01/2037	6.000%		15,291	17,255
07/01/2040	4.500%		10,930	11,853
04/01/2042	3.500%		30,318	31,919
Federal Home Loan Mortgage Corp.(k)
CMO Series 304 Class C69
12/15/2042	4.000%		3,170,538	596,544
CMO Series 4120 Class AI
11/15/2039	3.500%		216,494	749
CMO Series 4147 Class CI
01/15/2041	3.500%		3,536,118	178,137
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.759%		5,660,768	1,068,932
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.863%		31,918,474	5,825,176
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.809%		1,037,612	189,772
Federal Home Loan Mortgage Corp.(e),(k)
CMO Series 4515 Class SA
08/15/2038	1.657%		5,313,788	265,519

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(e),(k)
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	1.576%	11,538,393	621,322
Federal National Mortgage Association
01/01/2023- 02/01/2036	5.500%	65,857	73,361
10/01/2028- 04/01/2030	8.000%	52,386	55,395
03/01/2029- 02/01/2030	7.000%	94,327	101,870
10/01/2030	7.500%	5,021	5,128
12/01/2031- 11/01/2037	6.500%	28,262	32,153
08/01/2032	3.000%	99,015	101,226
05/01/2041	4.000%	491,039	520,617
Federal National Mortgage Association(e),(k)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	4,071,852	4
Federal National Mortgage Association(k)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	1,657,270	88,182
CMO Series 2012-131 Class MI
01/25/2040	3.500%	2,234,025	119,723
CMO Series 2012-133 Class EI
07/25/2031	3.500%	777,232	26,250
CMO Series 2012-139 Class IL
04/25/2040	3.500%	320,762	2,219
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,047,899	282,547
CMO Series 2013-6 Class MI
02/25/2040	3.500%	629,480	7,112
CMO Series 2021-3 Class TI
02/25/2051	2.500%	121,320,649	21,410,413
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.713%	7,951,788	1,546,389
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.963%	13,524,746	2,550,725
CMO Series 2016-26 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/25/2046	5.863%	12,285,761	2,910,260
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.813%	7,868,448	1,288,274
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.813%	27,614,847	5,459,196
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	5.913%	9,082,795	2,112,311
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.963%	29,864,106	5,968,972
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	5.963%	9,558,857	1,852,767
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.863%	27,125,130	5,944,117
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	5.813%	30,467,157	5,183,996
Government National Mortgage Association
08/15/2031	7.000%	18,685	20,712
04/15/2034	5.000%	99,694	112,815
Government National Mortgage Association(k)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	8,722,311	882,570
CMO Series 2020-138 Class GI
09/20/2050	3.000%	41,635,615	5,954,159
CMO Series 2020-191 Class UG
12/20/2050	3.500%	50,407,643	8,159,949
CMO Series 2021-136 Class EI
08/20/2051	3.000%	75,079,654	10,229,888
CMO Series 2021-140 Class IW
08/20/2051	3.500%	58,118,880	8,768,477
CMO Series 2021-16 Class KI
01/20/2051	2.500%	58,500,849	8,583,297

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-57 Class KI
03/20/2051	3.500%	53,078,110	8,372,748
CMO Series 2021-89 Class IO
05/20/2051	3.000%	58,059,027	8,183,135
CMO Series 2021-9 Class MI
01/20/2051	2.500%	53,079,282	6,563,142
Government National Mortgage Association(b),(k)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	5.938%	11,966,285	1,906,162
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.038%	9,619,826	1,999,310
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	6.088%	11,671,363	1,944,949
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.038%	14,597,581	2,242,378
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.038%	18,555,489	3,220,641
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.938%	14,135,659	2,005,781
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	5.938%	12,817,597	1,942,900
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.038%	11,000,785	2,128,731
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.888%	28,881,496	4,108,445
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.888%	8,644,347	1,428,071
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.888%	25,008,109	3,705,054
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.888%	19,969,095	3,313,440
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.888%	19,494,617	2,855,729
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.988%	13,287,750	2,197,079
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.988%	13,280,195	2,112,775
Government National Mortgage Association TBA(l)
03/21/2052	3.000%	32,000,000	32,525,158
Uniform Mortgage-Backed Security TBA(l)
03/17/2037	3.000%	19,000,000	19,479,994
03/14/2052	2.000%	56,000,000	53,681,627
03/14/2052	2.500%	111,000,000	109,509,186
Total Residential Mortgage-Backed Securities - Agency (Cost $392,238,765)			384,633,701

Residential Mortgage-Backed Securities - Non-Agency 17.8%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	23,294,104	22,797,113
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	1.637%	6,170,421	6,135,889

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	3.287%	10,208,580	10,092,828
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.687%	14,313,506	14,152,903
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	4.187%	12,090,636	12,199,785
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.958%	13,800,000	14,319,549
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.787%	6,279,242	6,308,100
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	15,000,000	15,223,035
BRAVO Residential Funding Trust(a),(e)
CMO Series 2021-B Class A1
04/01/2069	2.115%	18,106,186	17,830,041
BVRT Financing Trust(a),(b),(d)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	9,571,641	9,619,500
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	2.538%	11,667,710	11,696,880
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	20,000,000	20,000,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M3
30-day Average SOFR + 2.800% Floor 2.800% 03/15/2038	2.838%	12,500,000	12,502,570
BVRT Financing Trust(a),(b),(c),(d)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	7,002,599	7,002,599
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	41,000,000	41,358,750
ChaseFlex Trust
CMO Series 2005-2 Class 4A3
06/25/2036	6.000%	138	82
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.937%	13,500,000	13,489,536
CIM Trust(a),(e)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	13,612,142	13,257,204
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2010-6 Class 2A2
09/25/2035	2.753%	285,061	281,245
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	3,614,306	3,587,160
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.337%	11,759,755	11,712,576
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	6.049%	34,900,000	31,833,857
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	4.549%	19,600,000	18,947,012
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.414%	8,491,298	8,574,147

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	3,316,770	3,257,169
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	3.408%	16,541,000	16,557,078
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.710%	12,725,000	12,839,240
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.558%	41,100,000	40,579,436
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.908%	9,650,000	9,397,361
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	2.837%	846,175	853,866
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	2.299%	2,000,000	1,975,156
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.187%	18,400,000	19,311,440
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	3.049%	15,400,000	14,373,116
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	2.699%	10,400,000	9,780,057
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	3.099%	23,500,000	22,380,145
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	5.049%	12,250,000	11,113,390
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.649%	16,097,186	16,215,828
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.049%	18,650,000	18,557,168
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	4.799%	19,550,000	19,350,136
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
Subordinated CMO Series 2022-DNA2 Class B2
02/25/2042	8.549%	16,300,000	15,906,158
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	22,253,991	22,253,991
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.187%	9,457,907	9,415,247
Loan Revolving Advance Investment Trust(a),(b),(c),(d)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.837%	3,030,902	3,032,502
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.840%	36,100,000	36,119,061
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	9,861,766	9,886,421
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.858%	4,150,000	4,014,691
CMO Series 2020-1 Class M2A
1-month USD LIBOR + 2.000% Floor 2.000% 02/25/2030	2.108%	7,700,000	7,438,219

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	27

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MRA Issuance Trust(a),(b)
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	22,000,000	22,000,492
New York Mortgage Trust(a),(e)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	19,240,000	19,067,613
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	9,045,279	8,974,188
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.587%	281,128	279,857
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.137%	14,700,000	14,677,466
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	3.049%	9,800,000	9,628,643
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	14,661,773	14,644,400
PMC PLS ESR Issuer LLC(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	5,240,441	5,215,600
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.108%	6,759,213	6,754,180
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.858%	6,954,295	6,903,856
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.037%	56,500,000	56,532,674
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.837%	85,550,000	85,616,960
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	27,669,250	27,669,228
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	15,216,408	14,953,610
CMO Series 2021-4 Class A1
04/25/2026	1.867%	16,334,670	15,825,166
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	15,357,312	14,890,821
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	13,510,054	13,379,042
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	23,344,076	23,008,353
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	9,876,554	9,674,257
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	14,880,532	14,609,461
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	2.887%	10,031,862	9,995,113
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	3.199%	18,984,000	18,738,526
Stonnington Mortgage Trust(a),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	3.500%	7,958,292	7,958,292
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	14,847,879
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.187%	9,712,323	9,723,221

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.587%	18,050,000	18,124,628
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	4.687%	19,500,000	19,991,310
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	5.687%	10,750,000	11,307,801
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	24,456,883	23,750,756
VCAT LLC(a),(e)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	28,337,425	27,518,909
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	11,706,892	11,573,505
Verus Securitization Trust(a),(e)
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	3,454,521	3,457,270
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	7,186,763
Visio Trust(a),(e)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,476,327
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	4,111,010
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,225,613,307)			1,223,596,414

Senior Loans 10.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Alloy Parent Ltd.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 6.500% Floor 2.000% 03/06/2024	8.500%	423,194	419,668
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.459%	2,543,829	2,497,608
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.459%	943,590	926,719
Total			3,843,995
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	5.500%	3,189,781	3,242,954
American Airlines, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	1.959%	1,702,149	1,629,008
1-month USD LIBOR + 1.750% 01/29/2027	1.959%	940,404	895,152
Kestrel Bidco, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	1,455,399	1,414,473
United AirLines, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	4,319,213	4,290,404
Total			11,471,991
Automotive 0.1%
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.459%	1,690,416	1,671,399
First Brands Group LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 03/30/2027	6.000%	4,169,097	4,137,829

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	29

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Truck Hero, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2028	4.000%	3,226,868	3,163,428
Total			8,972,656
Brokerage/Asset Managers/Exchanges 0.2%
AlixPartners LLP(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	3.250%	2,486,238	2,457,099
Allspring Buyer LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/01/2028	3.750%	1,330,645	1,323,992
Citadel Securities LP(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 02/02/2028	2.709%	3,473,750	3,437,762
Greenhill & Co., Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/12/2024	3.459%	874,500	869,034
Russell Investments US Institutional Holdco, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	4.500%	4,000,000	3,967,520
VFH Parent LLC(b),(m)
Term Loan
SOFR + 3.000% 01/13/2029	3.500%	2,288,313	2,266,871
Total			14,322,278
Building Materials 0.4%
Apex Tool Group LLC(b),(m)
1st Lien Term Loan
SOFR + 5.250% Floor 0.500% 02/08/2029	5.750%	454,627	451,704
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% 05/19/2028	2.459%	574,038	567,184
Cornerstone Building Brands, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	3.750%	2,412,588	2,352,273
Covia Holdings LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	5.000%	1,750,241	1,729,238
CP Atlas Buyer, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.250%	2,011,251	1,971,388
Hunter Douglas, Inc.(b),(m),(n)
Term Loan
SOFR + 3.500% Floor 0.500% 02/09/2029	4.000%	1,196,407	1,177,719
LBM Acquisition LLC(b),(m),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027	4.500%	1,464,620	1,439,912
Park River Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 12/28/2027	4.000%	3,286,633	3,230,891
QUIKRETE Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 02/01/2027	2.709%	2,210,538	2,169,555
QUIKRETE Holdings, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.000% 06/11/2028	3.081%	1,352,941	1,339,195

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SRS Distribution, Inc.(b),(m)
Term Loan
SOFR + 3.500% Floor 0.500% 06/02/2028	4.000%	1,023,369	1,007,589
1-month USD LIBOR + 3.750% Floor 0.500% 06/02/2028	4.269%	1,990,000	1,964,628
Standard Industries, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 09/22/2028	3.000%	1,662,071	1,654,940
US Silica Co.(b),(m)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.000%	2,896,051	2,850,352
White Cap Buyer LLC(b),(m)
Term Loan
SOFR + 3.750% Floor 0.500% 10/19/2027	4.250%	1,878,725	1,859,055
Wilsonart LLC(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 12/31/2026	4.500%	1,967,264	1,935,296
Total			27,700,919
Cable and Satellite 0.3%
Charter Communications Operating LLC(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.960%	669,863	659,399
Cogeco Communications Finance LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.209%	3,350,136	3,277,539
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	2.441%	1,469,771	1,424,150
3-month USD LIBOR + 2.500% 04/15/2027	2.691%	996,844	966,400
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DIRECTV Financing LLC(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	5.750%	3,630,727	3,618,492
Iridium Satellite LLC(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/04/2026	3.250%	4,360,280	4,323,697
Radiate Holdco LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 09/25/2026	4.000%	2,664,510	2,633,149
Telesat Canada(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	2.960%	3,179,765	2,264,374
UPC Financing Partnership(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 01/31/2029	3.191%	1,750,000	1,726,375
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.691%	2,175,000	2,135,850
Tranche Q Term Loan
1-month USD LIBOR + 3.252% 01/31/2029	3.441%	1,000,000	990,420
Total			24,019,845
Chemicals 0.5%
Aruba Investments Holdings LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/24/2027	4.500%	1,116,577	1,108,202
Ascend Performance Materials Operations LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 08/27/2026	5.500%	1,916,244	1,911,108

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	31

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemours Co. (The)(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.960%	3,424,368	3,353,757
ColourOz Investment 1 GmbH(b),(m),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	514,239	508,089
ColourOz Investment 2 LLC(b),(m),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	3,110,726	3,073,521
Diamond BV(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 09/29/2028	3.500%	2,250,444	2,217,272
Herens Holdco SARL(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 07/03/2028	4.750%	2,488,095	2,470,206
INEOS Styrolution Group GmbH(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	3.250%	1,990,000	1,966,379
Ineos US Finance LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.209%	1,695,904	1,672,585
Innophos Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% 02/05/2027	3.959%	614,063	609,967
Messer Industries GmbH(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	2.724%	1,684,326	1,664,501
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Minerals Technologies, Inc.(b),(d),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	3.000%	624,620	622,278
Momentive Performance Materials, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	3.420%	1,462,500	1,450,917
Nouryon Finance BV(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 10/01/2025	3.209%	3,745,284	3,695,660
Olympus Water US Holding Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 11/09/2028	4.250%	1,079,481	1,063,829
PMHC II, Inc.(b),(m),(n)
Term Loan
SOFR + 4.250% Floor 0.500% 02/02/2029	4.750%	1,634,413	1,608,541
Schenectady International Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	4.988%	2,056,061	2,030,360
Sparta US Holdco LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/02/2028	4.250%	2,000,000	1,985,000
Tronox Finance LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.250% 03/10/2028	2.471%	1,392,119	1,371,237
Univar Solutions USA, Inc.(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% 07/01/2026	2.209%	1,176,000	1,168,062

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	821,899	817,445
Total			36,368,916
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/14/2028	3.250%	1,337,199	1,325,498
PECF USS Intermediate Holding III Corp.(b),(m)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 12/15/2028	4.758%	2,064,637	2,052,064
Total			3,377,562
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.959%	884,021	769,372
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.959%	1,686,397	1,526,189
Allied Universal Holdco LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 05/12/2028	4.250%	2,922,563	2,880,683
Amentum Government Services Holdings LLC(b),(m)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 3.500% 01/29/2027	3.709%	1,971,234	1,952,350
Tranche 3 1st Lien Term Loan
SOFR + 4.000% Floor 0.500% 02/15/2029	4.500%	1,157,801	1,148,399
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
APX Group, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/10/2028	4.001%	2,161,644	2,145,085
Cast & Crew LLC(b),(m)
Term Loan
SOFR + 3.750% Floor 0.500% 12/29/2028	4.250%	1,837,214	1,822,663
Conservice Midco, LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	4.474%	3,461,200	3,444,759
Cushman & Wakefield U.S. Borrower LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	2.959%	1,092,712	1,082,244
IRI Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	4.459%	1,214,937	1,211,390
Prime Security Services Borrower LLC(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	3.500%	2,713,339	2,680,941
Signal Parent, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/03/2028	4.250%	2,487,500	2,321,161
Sotheby’s(b),(m)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 01/15/2027	5.000%	1,370,927	1,364,072
Staples, Inc.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.317%	2,215,370	2,098,377

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	33

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TruGreen LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	4.750%	2,103,750	2,098,491
Uber Technologies, Inc.(b),(m),(n)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/04/2025	3.709%	2,736,504	2,708,291
Uber Technologies, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 02/25/2027	3.709%	2,193,262	2,169,816
WaterBridge Midstream Operating LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	2,162,873	2,074,044
WW International, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	4.000%	2,771,875	2,462,811
Total			37,961,138
Consumer Products 0.3%
Energizer Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/22/2027	2.750%	3,217,500	3,186,676
Kronos Acquisition Holdings, Inc.(b),(m),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/22/2026	4.250%	2,505,368	2,310,851
Prestige Brands, Inc.(b),(m)
Tranche B5 Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 07/03/2028	2.500%	1,352,273	1,348,892
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Serta Simmons Bedding LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.500%	1,132,732	738,167
SRAM LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	3.251%	2,520,000	2,500,042
SWF Holdings I Corp.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	3,071,406	2,979,264
Thor Industries, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% 02/01/2026	3.250%	1,915,065	1,906,294
Weber-Stephen Products LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	4.000%	2,460,209	2,386,403
Total			17,356,589
Diversified Manufacturing 0.4%
Blue Tree Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 03/04/2028	2.720%	902,273	893,818
Brookfield WEC Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	3.250%	2,178,395	2,142,997
DXP Enterprises, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/23/2027	5.750%	1,237,500	1,225,645

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EWT Holdings III Corp.(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 04/01/2028	2.750%	2,238,750	2,216,362
Filtration Group Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.209%	2,069,403	2,043,970
1-month USD LIBOR + 3.500% Floor 0.500% 10/21/2028	4.000%	624,815	619,504
Gardner Denver, Inc.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.959%	1,491,923	1,469,126
Gates Global LLC(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 03/31/2027	3.250%	2,764,608	2,724,300
Ingersoll Rand Services Co.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.959%	1,965,000	1,934,975
Madison IAQ LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 06/21/2028	3.750%	2,678,919	2,633,296
TK Elevator Midco GmbH(b),(m),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	4.000%	4,299,931	4,266,134
Vertiv Group Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	2.857%	2,463,862	2,380,707
Total			24,550,834
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.3%
Calpine Construction Finance Co., LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	2.209%	1,458,228	1,430,522
Calpine Corp.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.500% 12/16/2027	2.710%	1,320,418	1,304,414
Carroll County Energy LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	3.724%	418,247	407,791
CPV Shore Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	3.960%	1,408,437	1,342,240
Edgewater Generation LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	3.959%	1,405,345	1,271,612
EFS Cogen Holdings I LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/01/2027	4.500%	926,069	897,361
ExGen Renewables IV LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	3.500%	2,932,489	2,919,410
Invenergy Thermal Operating I LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 08/28/2025	3.209%	2,080,099	2,041,097
LMBE-MC Holdco II LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.000%	1,502,097	1,404,461

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	35

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nautilus Power LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	517,142	431,410
New Frontera Holdings LLC(b),(d),(m)
1st Lien Term Loan
1-month USD LIBOR + 13.000% 07/28/2026	14.000%	217,708	226,416
New Frontera Holdings LLC(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 1.500% 07/28/2028	2.500%	75,277	38,391
PG&E Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	3.500%	3,448,709	3,378,873
West Deptford Energy Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	3.959%	500,357	408,417
WIN Waste Innovations Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 03/24/2028	3.250%	1,990,000	1,966,618
Total			19,469,033
Environmental 0.1%
EnergySolutions LLC/Envirocare of Utah LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	4.750%	2,225,408	2,197,591
GFL Environmental, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	2,484,925	2,474,215
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Harsco Corp.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 03/10/2028	2.750%	1,882,432	1,855,758
Rockwood Service Corp.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% 01/23/2027	4.209%	935,424	931,336
Total			7,458,900
Finance Companies 0.1%
FinCo I LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	2.709%	2,266,962	2,236,925
IGT Holding IV AB(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.000%	2,348,917	2,329,844
Total			4,566,769
Food and Beverage 0.2%
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B5 Term Loan
1-month USD LIBOR + 2.500% 04/06/2028	2.709%	2,023,518	2,011,721
B&G Foods, Inc.(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/10/2026	2.709%	1,525,000	1,514,523
Del Monte Foods, Inc.(b),(m),(n)
Term Loan
SOFR + 4.250% Floor 0.500% 02/15/2029	4.750%	1,721,314	1,704,824
Froneri International Ltd.(b),(m)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 2.250% 01/29/2027	2.459%	2,223,674	2,175,621

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Naked Juice LLC(b),(m)
1st Lien Term Loan
SOFR + 3.250% Floor 0.500% 01/24/2029	3.750%	283,636	280,979
SOFR + 3.250% Floor 0.500% 01/24/2029	3.750%	16,364	16,210
Primary Products Finance LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/25/2028	4.500%	1,969,133	1,971,595
Triton Water Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.000%	1,879,445	1,831,406
United Natural Foods, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 10/22/2025	3.459%	2,366,334	2,353,508
US Foods, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 11/22/2028	3.258%	949,851	938,215
Total			14,798,602
Gaming 0.5%
Aristocrat Leisure Ltd.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	2.004%	1,476,152	1,454,940
Bally’s Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/02/2028	3.750%	2,447,356	2,429,001
Caesars Resort Collection LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.959%	3,501,121	3,461,734
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	3.709%	987,500	982,148
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CBAC Borrower LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.209%	1,522,147	1,494,870
Enterprise Development Authority(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 02/28/2028	5.000%	2,412,753	2,402,209
Fertitta Entertainment LLC(b),(m)
Tranche B Term Loan
SOFR + 4.000% Floor 0.500% 01/27/2029	4.500%	3,656,829	3,637,301
Flutter Entertainment PLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 07/21/2026	2.474%	2,936,938	2,904,220
Golden Nugget Online Gaming LLC(b),(d),(m)
Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	13.000%	1,500,000	1,590,000
HRNI Holdings LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/11/2028	5.000%	4,423,217	4,386,372
PCI Gaming Authority(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	2.709%	3,188,266	3,153,386
Scientific Games Holdings(b),(m),(n)
Term Loan
SOFR + 3.500% Floor 0.500% 02/04/2029	4.000%	2,243,670	2,227,785
Scientific Games International, Inc.(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	2.959%	3,769,076	3,741,298
Total			33,865,264

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	37

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.5%
Carestream Health, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 6.750% Floor 1.000% 05/08/2023	7.750%	594,597	594,597
Change Healthcare Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	1,793,360	1,782,152
CHG Healthcare Services, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/29/2028	4.000%	1,995,000	1,978,222
Envision Healthcare Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.959%	1,139,750	826,410
ICON PLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 07/03/2028	2.750%	2,961,542	2,925,589
3-month USD LIBOR + 2.250% 07/03/2028	2.750%	737,870	728,912
LifePoint Health, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	3.959%	1,522,274	1,504,205
Medline Borrower LP(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	3.750%	4,928,858	4,877,253
National Mentor Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	2,290,656	2,241,659
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	72,488	70,937
National Mentor Holdings, Inc.(b),(m),(n),(o)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	3.750%	106,847	104,562
Ortho-Clinical Diagnostics, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/30/2025	3.113%	2,548,254	2,532,863
Phoenix Guarantor, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	3.459%	1,972,399	1,943,522
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	3.662%	992,500	980,342
Pluto Acquisition I, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% 06/22/2026	4.507%	1,943,360	1,921,497
Radiology Partners, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.400%	2,500,000	2,454,700
Select Medical Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/06/2025	2.460%	1,552,316	1,528,379
Surgery Center Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	1,985,000	1,965,150
Upstream Newco, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 11/20/2026	4.459%	1,726,909	1,713,957
Total			32,674,908

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.1%
Hamilton Projects Acquiror LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.500% Floor 1.000% 06/17/2027	5.250%	1,255,875	1,244,497
Oryx Midstream Services Permian Basin LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/05/2028	3.750%	2,151,928	2,131,570
Parkway Generation LLC(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/05/2028	4.500%	2,353,138	2,331,560
Tranche C Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/05/2028	4.500%	329,439	326,556
Total			6,034,183
Leisure 0.4%
Alterra Mountain Co.(b),(m),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 08/17/2028	4.000%	3,416,499	3,376,629
Carnival Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	4.000%	3,907,203	3,858,363
Crown Finance US, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	3.500%	1,931,051	1,490,443
Tranche B1 Term Loan
1-month USD LIBOR + 7.000% 05/23/2024	7.000%	931,568	1,099,446
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Formula One Management Ltd.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	3,098,574	3,067,588
Life Time, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	5.750%	1,170,727	1,176,370
Metro-Goldwyn-Mayer, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	2.710%	701,437	695,005
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	1,550,000	1,542,250
NAI Entertainment Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,019,184	1,978,800
Six Flags Theme Parks, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/17/2026	1.960%	3,799,375	3,708,532
UFC Holdings LLC(b),(m)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/29/2026	3.500%	4,229,541	4,167,875
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	2.960%	3,725,967	3,627,377
Total			29,788,678
Lodging 0.1%
Four Seasons Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/30/2023	2.209%	2,452,386	2,432,669

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	39

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Borrower LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	3.500%	2,757,794	2,736,118
Playa Resorts Holding BV(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	3.750%	5,157,731	5,046,840
Total			10,215,627
Media and Entertainment 0.8%
Alchemy Copyrights LLC(b),(d),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 03/10/2028	3.500%	1,481,287	1,468,326
AppLovin Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 10/25/2028	3.500%	3,621,457	3,585,243
Cengage Learning, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	1,978,014	1,973,069
Clear Channel Outdoor Holdings, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	3.799%	2,962,272	2,903,441
CMG Media Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	3.709%	2,087,662	2,059,249
Creative Artists Agency LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	3.959%	2,949,899	2,931,462
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cumulus Media New Holdings, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/31/2026	4.750%	1,477,637	1,465,639
Diamond Sports Group LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	5.500%	1,710,625	634,642
Dotdash Meredith, Inc.(b),(m)
Tranche B Term Loan
SOFR + 4.000% Floor 0.500% 12/01/2028	4.500%	2,907,456	2,887,482
E.W. Scripps Co. (The)(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	3.313%	2,958,428	2,923,312
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 01/07/2028	3.750%	667,000	662,418
Emerald Expositions Holding, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	2.709%	1,640,245	1,582,016
Entravision Communications Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	2.959%	474,889	468,806
Gray Television, Inc.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/07/2024	2.606%	1,500,000	1,488,990
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	2.606%	1,701,415	1,680,794

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.209%	1,108,872	1,095,410
1-month USD LIBOR + 3.250% Floor 0.750% 05/01/2026	3.750%	891,600	884,539
Indy US Bidco LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.750% 03/06/2028	3.959%	3,008,553	2,985,989
Learfield Communications LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	657,477	622,341
Lions Gate Capital Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	2.459%	1,496,063	1,468,012
NASCAR Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 10/19/2026	2.709%	1,564,846	1,551,936
NEP Group, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	3.459%	1,471,146	1,422,804
Nexstar Media, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	2.459%	958,265	953,626
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 09/18/2026	2.606%	2,362,746	2,348,640
Playtika Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	2.959%	3,134,211	3,098,606
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PUG LLC(b),(d),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	3.709%	4,139,501	4,056,711
Sinclair Television Group, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.210%	1,246,699	1,201,506
Univision Communications, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	4.000%	995,000	987,120
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2029	4.000%	2,250,000	2,226,442
Total			53,618,571
Midstream 0.2%
Buckeye Partners LP(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.250% 11/01/2026	2.356%	515,852	509,692
CQP Holdco LP(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 06/05/2028	4.250%	2,388,000	2,373,075
GIP III Stetson I LP/II LP(b),(m)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	4.459%	1,517,980	1,477,754
ITT Holdings LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/10/2028	3.250%	2,565,000	2,525,730
Prairie ECI Acquiror LP(b),(m)
Term Loan
1-month USD LIBOR + 4.750% 03/11/2026	4.959%	2,462,500	2,383,626

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	41

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Traverse Midstream Partners LLC(b),(m)
Term Loan
SOFR + 4.250% Floor 1.000% 09/27/2024	5.250%	2,495,687	2,484,456
Total			11,754,333
Oil Field Services 0.0%
ChampionX Corp.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	2.750%	631,476	625,951
ChampionX Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 06/03/2027	6.000%	1,405,063	1,416,191
Lealand Finance Company BV(b),(d),(m)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	3.209%	8,649	5,189
Lealand Finance Company BV(b),(m)
Term Loan
3-month USD LIBOR + 1.000% 06/30/2025	1.209%	112,716	52,333
MRC Global, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	3.209%	1,036,313	1,028,541
Total			3,128,205
Other Financial Institutions 0.1%
Freeport LNG Investments LLP(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/21/2028	4.000%	3,492,613	3,455,941
TaylorMade Golf LLC(b),(m)
Term Loan
SOFR + 3.250% Floor 0.500% 02/07/2029	3.750%	1,080,316	1,066,812
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trans Union LLC(b),(m)
Tranche B6 Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 12/01/2028	2.500%	2,320,708	2,293,625
Total			6,816,378
Other Industry 0.1%
APi Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	2.709%	1,202,532	1,188,703
1-month USD LIBOR + 2.750% 01/03/2029	2.959%	1,387,315	1,378,145
Hillman Group, Inc. (The)(b),(m),(n),(o)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	2.790%	421,857	416,659
Hillman Group, Inc. (The)(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	3.250%	1,757,199	1,735,551
Husky Injection Molding Systems Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	3.354%	1,601,572	1,568,211
Lightstone Holdco LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	1,289,449	1,071,725
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	72,727	60,447
Vericast Corp.(b),(m)
Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 06/16/2026	8.750%	484,895	430,587

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WireCo WorldGroup(b),(m)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 11/13/2028	4.750%	1,311,190	1,298,629
Total			9,148,657
Packaging 0.3%
Altium Packaging LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/03/2028	3.250%	1,726,087	1,687,250
Anchor Glass Container Corp.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	3.750%	800,481	685,523
Charter Next Generation, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/01/2027	4.500%	2,178,995	2,167,315
Flex Acquisition Co., Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/02/2028	4.000%	1,052,855	1,048,465
Tranche B Term Loan
3-month USD LIBOR + 3.000% 06/29/2025	3.214%	1,959,269	1,947,906
Graham Packaging Co., Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	3.750%	1,896,011	1,875,212
Mauser Packaging Solutions Holding Co.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	3.356%	1,989,583	1,953,830
Packaging Coordinators Midco, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2027	4.500%	3,251,202	3,230,069
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pactiv Evergreen Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/24/2028	4.000%	1,167,574	1,152,325
Pactiv Evergreen, Inc.(b),(m)
Tranche B2 Term Loan
SOFR + 3.250% 02/05/2026	3.459%	1,039,500	1,021,964
Tosca Services LLC(b),(m)
Term Loan
SOFR + 3.500% Floor 0.750% 08/18/2027	4.250%	990,000	975,150
Trident TPI Holdings, Inc.(b),(m),(n),(o)
Delayed Draw Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	4.314%	158,062	157,103
Trident TPI Holdings, Inc.(b),(m),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	4.500%	1,112,673	1,105,919
Twist Beauty International Holdings S.A.(b),(d),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/20/2024	4.000%	188,309	181,954
Total			19,189,985
Pharmaceuticals 0.2%
Bausch Health Companies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.209%	3,218,925	3,184,740
Bausch Health Companies, Inc.(b),(d),(m)
Term Loan
3-month USD LIBOR + 2.750% 11/27/2025	2.959%	148,813	146,580
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.856%	1,190,051	1,162,537

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	43

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Endo Luxembourg Finance Co. I SARL(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	5.750%	2,670,589	2,576,504
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.209%	1,272,860	1,243,063
Jazz Pharmaceuticals PLC(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.000%	2,388,000	2,377,254
Mallinckrodt International Finance SA(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/24/2025	6.250%	888,653	816,228
Organon & Co.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	2,637,279	2,623,275
Sunshine Luxembourg VII SARL(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	4.500%	3,143,578	3,124,340
Total			17,254,521
Property & Casualty 0.3%
Asurion LLC(b),(m)
Tranche B3 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/31/2028	5.459%	1,000,000	987,250
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	5.459%	2,144,019	2,117,218
Tranche B6 Term Loan
3-month USD LIBOR + 3.125% 11/03/2023	3.334%	218,173	216,491
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.209%	2,951,779	2,909,362
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	3.459%	1,335,498	1,310,872
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	3.459%	992,500	973,275
Hub International Ltd.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/25/2025	3.017%	2,479,461	2,447,575
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 04/25/2025	4.000%	2,052,635	2,036,256
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	3.459%	1,947,330	1,920,554
3-month USD LIBOR + 3.750% 09/03/2026	3.959%	1,477,273	1,464,110
USI, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	3.224%	1,716,617	1,699,983
1-month USD LIBOR + 3.250% 12/02/2026	3.474%	987,422	976,067
Total			19,059,013
Restaurants 0.2%
1011778 BC ULC(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.959%	4,626,532	4,535,158
Carrols Restaurant Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	3.440%	610,703	591,429

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	2,086,985	2,066,407
SOFR + 3.000% Floor 0.750% 12/15/2027	3.750%	848,571	839,661
KFC Holding Co./Yum! Brands(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	1.887%	1,484,621	1,478,817
Whatabrands LLC(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	3.750%	3,215,788	3,172,793
Total			12,684,265
Retailers 0.3%
Belk, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 07/31/2025	8.500%	299,690	297,293
Burlington Coat Factory Warehouse Corp.(b),(m)
Tranche B6 Term Loan
1-month USD LIBOR + 2.000% 06/24/2028	2.210%	2,361,522	2,338,898
Great Outdoors Group LLC(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/06/2028	4.500%	5,356,083	5,323,946
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 10/19/2027	3.250%	4,453,793	4,377,856
Osmosis Buyer Limited(b),(m),(n)
Delayed Draw Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 07/31/2028	4.500%	216,559	215,145
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
SOFR + 4.000% Floor 0.500% 07/31/2028	4.500%	2,850,570	2,831,956
PetSmart LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	4.500%	3,980,000	3,957,632
Total			19,342,726
Technology 2.4%
Arches Buyer, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	3.750%	3,268,976	3,211,376
Ascend Learning LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	1,917,184	1,890,516
Ascend Learning LLC(b),(m),(n)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.250%	2,753,172	2,742,847
athenahealth, Inc.(b),(m),(n),(o)
Delayed Draw Term Loan
SOFR + 3.500% Floor 0.500% 02/15/2029	4.000%	672,404	665,512
athenahealth, Inc.(b),(m),(n)
Term Loan
SOFR + 3.500% Floor 0.500% 02/15/2029	4.000%	3,967,186	3,926,523
Atlas CC Acquisition Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	2,149,761	2,138,001
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	437,239	434,848

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	45

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Atlas Purchaser, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.750% 05/08/2028	6.000%	3,485,000	3,410,944
Avaya, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.441%	1,843,084	1,826,386
Tranche B2 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	4.191%	1,511,557	1,494,310
Camelot U.S. Acquisition 1 Co.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 10/30/2026	3.209%	2,972,209	2,941,001
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	4.000%	1,039,500	1,032,681
Celestica, Inc.(b),(d),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.312%	847,117	836,528
Cloudera, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/08/2028	4.250%	2,573,787	2,546,968
CommScope, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.459%	5,400,997	5,262,623
CoreLogic, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	4.000%	3,491,250	3,443,245
Cornerstone OnDemand, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	4.250%	2,509,017	2,482,371
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cyxtera DC Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	0.000%	1,948,992	1,920,810
Dawn Acquisition LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	3.974%	2,818,407	2,380,765
DCert Buyer, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	4.187%	4,099,630	4,077,984
Dun & Bradstreet Corp. (The)(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	3.459%	3,517,779	3,476,726
Tranche B2 Term Loan
SOFR + 3.250% 01/18/2029	3.676%	496,174	489,560
Endurance International Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	4.250%	3,138,077	3,020,399
Everi Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 08/03/2028	3.008%	2,384,638	2,362,771
Evertec Group LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	3.709%	2,373,002	2,364,103
GoTo Group, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	4.887%	3,472,462	3,409,750
Idemia Group SAS(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/10/2026	5.250%	2,788,015	2,767,105

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Idera, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	2,985,875	2,956,016
II-VI, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 12/08/2028	3.250%	1,991,721	1,970,568
Informatica LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% 10/27/2028	3.000%	3,275,021	3,232,053
Ingram Micro, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/30/2028	4.000%	3,296,874	3,276,268
ION Trading Finance Ltd.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	4.974%	1,931,471	1,920,616
Loyalty Ventures, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	5.000%	2,858,324	2,819,022
Lummus Technology Holdings V LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	3.709%	1,887,161	1,864,251
MA FinanceCo LLC(b),(m)
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	1,454,492	1,437,518
Maxar Technologies Ltd.(b),(m),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	2.960%	3,102,892	3,060,786
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee LLC(b),(m),(n)
Term Loan
SOFR + 4.000% Floor 0.500% 03/01/2029	4.500%	2,801,851	2,759,823
McAfee LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	6.000%	2,673,864	2,666,752
Misys Ltd.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	4,098,574	4,035,619
Mitchell International, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/15/2028	4.250%	1,156,096	1,139,414
MKS Instruments, inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.251% Floor 0.500% 10/20/2028	2.750%	1,996,338	1,972,641
Monotype Imaging Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 10/09/2026	5.750%	1,440,141	1,437,736
MYOB US Borrower LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.209%	1,267,500	1,246,903
Natel Engineering Co., Inc.(b),(m)
Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 04/30/2026	7.250%	2,489,310	2,418,787
NCR Corp.(b),(d),(m)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	2.800%	1,477,330	1,451,477

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	47

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/VNU, Inc.(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	2.125%	2,110,915	2,104,645
NortonLifeLock, Inc.(b),(m),(n)
Term Loan
SOFR + 2.000% Floor 0.500% 01/28/2029	2.500%	2,855,248	2,818,358
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	4,717,441	4,687,957
Pitney Bowes, Inc.(b),(d),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 03/17/2028	4.210%	2,253,243	2,227,894
Plantronics, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	2.709%	2,276,149	2,207,159
Presidio Holdings Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	3.796%	1,729,314	1,713,646
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.300%	1,436,178	1,428,393
Proofpoint, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	3.758%	2,000,000	1,975,760
Rackspace Technology Global, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	3.500%	2,233,125	2,162,335
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/07/2026	9.000%	1,607,889	1,467,697
Sabre GLBL Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.000%	634,521	625,162
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.000%	1,011,464	996,545
Seattle SpinCo, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.959%	1,142,255	1,106,559
Tranche B1 Term Loan
SOFR + 4.000% Floor 0.500% 02/26/2027	4.500%	678,877	668,694
Sitel Group(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/28/2028	4.250%	1,787,029	1,774,752
Sophia LP(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 10/07/2027	4.000%	2,178,041	2,155,346
Sovos Compliance LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	5.000%	684,098	682,955
Sovos Compliance LLC(b),(m),(n),(o)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	4.500%	118,137	117,940

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.959%	185,416	182,149
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.959%	150,515	147,863
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.959%	3,386,592	3,328,174
Tempo Acquisition LLC(b),(m)
Tranche B1 Term Loan
SOFR + 3.000% Floor 0.500% 08/31/2028	3.500%	2,650,058	2,620,245
TIBCO Software, Inc.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	7.250%	750,000	747,375
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	3.960%	1,501,670	1,489,476
TTM Technologies, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.606%	949,828	946,865
UKG, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	2,977,525	2,955,194
3-month USD LIBOR + 3.750% 05/04/2026	3.959%	1,955,000	1,939,204
UKG, Inc.(b),(m),(n)
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	2,187,078	2,175,793
Ultra Clean Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% 08/27/2025	3.959%	1,548,748	1,545,527
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Veritas, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	6.000%	1,818,128	1,792,002
Verscend Holdings Corp.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	4.209%	2,487,500	2,477,401
Virtusa Corp.(b),(m),(n)
Tranche B1 Term Loan
SOFR + 3.750% Floor 0.750% 02/11/2028	4.500%	2,721,561	2,690,944
Xperi Holding Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 06/08/2028	3.709%	2,407,571	2,388,022
Total			166,570,934
Transportation Services 0.0%
First Student Bidco Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.500%	1,646,593	1,622,405
Tranche C Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.500%	607,803	598,874
Total			2,221,279
Wireless 0.1%
Numericable US LLC(b),(m)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	3.049%	2,926,593	2,858,550
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.960%	2,433,186	2,396,080
Total			5,254,630

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	49

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.1%
Level 3 Financing, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	1.959%	843,320	822,540
Lumen Technologies, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.459%	1,470,000	1,430,031
Zayo Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.209%	3,752,138	3,665,051
Total			5,917,622
Total Senior Loans (Cost $731,094,370)			720,779,806

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
10/20/2026	1.140%	2,000,000	1,925,021
11/30/2026	1.540%	2,500,000	2,434,400
Total U.S. Government & Agency Obligations (Cost $4,500,000)			4,359,421

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Corp.(d),(f)	11,272	197,260
Warrants (continued)
Issuer	Shares	Value ($)
Entertainment 0.0%
Cineworld Finance US, Inc.(f)	281,073	51,436
Media 0.0%
iHeartCommunications, Inc.(d),(f)	11,995	233,903
Total Communication Services		482,599
Financials 0.0%
Diversified Financial Services 0.0%
Spectacle BidCo Holdings, Inc.(f)	95,238	231,689
Total Financials		231,689
Total Warrants (Cost $419,946)		714,288

Options Purchased Calls 0.0%
Value ($)
(Cost $510,000)	47,230

Options Purchased Puts 0.4%

(Cost $14,617,560)	25,837,606

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(p),(q)	269,930,987	269,850,007
Total Money Market Funds (Cost $269,854,823)		269,850,007
Total Investments in Securities (Cost: $7,153,191,150)		6,997,574,126
Other Assets & Liabilities, Net		(122,008,845)
Net Assets		6,875,565,281

At February 28, 2022, securities and/or cash totaling $82,686,854 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
541,031,878 MXN	26,306,496 USD	Citi	03/22/2022	—	(12,474)
30,875,458 EUR	34,915,481 USD	UBS	03/22/2022	264,675	—
Total				264,675	(12,474)

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	1,189	03/2022	EUR	167,827,350	—	(11,719,800)
Long Gilt	719	06/2022	GBP	88,494,520	712,053	—
U.S. Treasury 5-Year Note	6,369	06/2022	USD	753,333,281	4,761,974	—
Total					5,474,027	(11,719,800)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(472)	03/2022	EUR	(78,842,880)	4,053,673	—
U.S. Treasury 10-Year Note	(4,476)	06/2022	USD	(570,410,250)	—	(3,175,135)
U.S. Ultra Treasury Bond	(1,327)	06/2022	USD	(246,739,063)	—	(2,543,304)
Total					4,053,673	(5,718,439)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	50,000,000	50,000,000	1.00	07/08/2022	510,000	47,230

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	277,800,000	277,800,000	1.75	07/15/2022	4,805,940	8,959,355
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	419,300,000	419,300,000	1.75	11/09/2022	9,811,620	16,878,251
Total							14,617,560	25,837,606

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(300,000,000)	(300,000,000)	2.20	03/17/2022	(5,610,000)	(445,110)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(289,000,000)	(289,000,000)	1.10	05/03/2022	(1,228,250)	(3,891,067)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(287,700,000)	(287,700,000)	1.25	05/23/2022	(1,064,490)	(3,338,154)
2-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(287,700,000)	(287,700,000)	1.25	05/23/2022	(1,136,415)	(3,338,154)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(300,100,000)	(300,100,000)	1.75	07/05/2022	(2,325,775)	(4,476,082)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(489,800,000)	(489,800,000)	1.90	07/18/2022	(4,922,490)	(5,741,778)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(419,800,000)	(419,800,000)	1.85	07/07/2022	(3,568,300)	(5,216,435)
Total							(19,855,720)	(26,446,780)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	51

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/09/2026	MXN	580,000,000	(1,540,673)	—	—	—	(1,540,673)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/21/2026	MXN	211,000,000	(651,967)	—	—	—	(651,967)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	2,489,900	—	—	2,489,900	—
Total							297,260	—	—	2,489,900	(2,192,640)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	360,938	(1,467)	153,436	—	206,035	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	USD	448,779,229	7,871,438	—	—	7,871,438	—
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	USD	43,104,771	(305,512)	—	—	—	(305,512)
Total							7,565,926	—	—	7,871,438	(305,512)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.015	USD	11,500,000	(1,347,656)	3,833	—	(2,565,898)	1,222,075	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.015	USD	18,000,000	(2,109,375)	6,000	—	(2,203,545)	100,170	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.015	USD	10,000,000	(1,171,874)	3,333	—	(1,218,283)	49,742	—
Markit CMBX North America Index, Series 13 BBB-	Citi	12/16/2072	3.000	Monthly	4.640	USD	11,500,000	(1,128,437)	3,833	—	(585,758)	—	(538,846)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	6.015	USD	14,000,000	(1,640,625)	4,667	—	(1,613,524)	—	(22,434)
Markit CMBX North America Index, Series 12 BBB-	Goldman Sachs International	08/17/2061	3.000	Monthly	4.739	USD	11,200,000	(1,020,250)	3,733	—	(613,351)	—	(403,166)
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.640	USD	7,000,000	(686,875)	2,333	—	(576,749)	—	(107,793)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.640	USD	8,900,000	(873,313)	2,967	—	(562,453)	—	(307,893)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.640	USD	11,800,000	(1,157,875)	3,933	—	(609,068)	—	(544,874)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.640	USD	15,900,000	(1,560,188)	5,300	—	(859,376)	—	(695,512)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.015	USD	9,500,000	(1,113,282)	3,167	—	(2,099,106)	988,991	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.015	USD	9,500,000	(1,113,281)	3,167	—	(1,626,038)	515,924	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.015	USD	10,000,000	(1,171,875)	3,333	—	(1,648,186)	479,644	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.015	USD	7,500,000	(878,906)	2,500	—	(1,196,217)	319,811	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.756	USD	14,500,000	(1,189,453)	4,834	—	(2,465,958)	1,281,339	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.756	USD	6,900,000	(566,015)	2,300	—	(1,031,547)	467,832	—
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.640	USD	8,900,000	(873,313)	2,967	—	(557,037)	—	(313,309)
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.640	USD	11,800,000	(1,157,874)	3,933	—	(675,602)	—	(478,339)
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.640	USD	11,500,000	(1,128,438)	3,833	—	(582,198)	—	(542,407)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	13,500,000	(1,582,031)	4,500	—	(2,974,362)	1,396,831	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	12,000,000	(1,406,250)	4,000	—	(2,399,690)	997,440	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	15,000,000	(1,757,813)	5,000	—	(2,472,279)	719,466	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.756	USD	18,600,000	(1,525,781)	6,200	—	(1,146,726)	—	(372,855)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	53

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.739	USD	16,300,000	(1,484,830)	5,434	—	(778,458)	—	(700,938)
Markit CMBX North America Index, Series 14 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.710	USD	11,500,000	(1,121,250)	3,833	—	(1,052,486)	—	(64,931)
Total								(30,766,860)	98,933	—	(34,113,895)	8,539,265	(5,093,297)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	6.237%
3-Month USD LIBOR	London Interbank Offered Rate	0.504%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $3,935,401,861, which represents 57.24% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $104,746,720, which represents 1.52% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2022.
(f)	Non-income producing investment.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2022.
(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Represents a security purchased on a when-issued basis.
(m)	The stated interest rate represents the weighted average interest rate at February 28, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Represents a security purchased on a forward commitment basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(o)	At February 28, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth, Inc. Delayed Draw Term Loan 02/15/2029 4.000%	382,549
Hillman Group, Inc. (The) Delayed Draw Term Loan 07/14/2028 2.790%	388,186
National Mentor Holdings, Inc. Delayed Draw 1st Lien Term Loan 03/02/2028 3.750%	106,847
Sovos Compliance LLC Delayed Draw 1st Lien Term Loan 08/11/2028 4.500%	118,137
Trident TPI Holdings, Inc. Delayed Draw Tranche B3 Term Loan 09/15/2028 4.314%	35,699

(p)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	346,572,782	1,136,391,375	(1,213,155,501)	41,351	269,850,007	(99,974)	116,426	269,930,987
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
CNY	China Yuan Renminbi
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	55

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	336,255,665	20,877,813	357,133,478
Commercial Mortgage-Backed Securities - Non-Agency	—	291,789,882	—	291,789,882
Common Stocks
Consumer Discretionary	—	817	—	817
Energy	—	985,920	227,763	1,213,683
Industrials	—	407,756	—	407,756
Information Technology	—	131,417	—	131,417
Total Common Stocks	—	1,525,910	227,763	1,753,673
Convertible Bonds	—	12,860,353	—	12,860,353
Convertible Preferred Stocks
Information Technology	—	188,203	—	188,203
Total Convertible Preferred Stocks	—	188,203	—	188,203
Corporate Bonds & Notes	—	3,313,474,079	—	3,313,474,079
Foreign Government Obligations	—	384,086,905	—	384,086,905
Inflation-Indexed Bonds	—	6,469,080	—	6,469,080
Residential Mortgage-Backed Securities - Agency	—	384,633,701	—	384,633,701
Residential Mortgage-Backed Securities - Non-Agency	—	1,054,668,418	168,927,996	1,223,596,414
Senior Loans	—	707,966,453	12,813,353	720,779,806
U.S. Government & Agency Obligations	—	4,359,421	—	4,359,421
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Warrants
Communication Services	—	51,436	431,163	482,599
Financials	—	231,689	—	231,689
Total Warrants	—	283,125	431,163	714,288
Options Purchased Calls	—	47,230	—	47,230
Options Purchased Puts	—	25,837,606	—	25,837,606
Money Market Funds	269,850,007	—	—	269,850,007
Total Investments in Securities	269,850,007	6,524,446,031	203,278,088	6,997,574,126
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	264,675	—	264,675
Futures Contracts	9,527,700	—	—	9,527,700
Swap Contracts	—	19,106,638	—	19,106,638
Liability
Forward Foreign Currency Exchange Contracts	—	(12,474)	—	(12,474)
Futures Contracts	(17,438,239)	—	—	(17,438,239)
Options Contracts Written	—	(26,446,780)	—	(26,446,780)
Swap Contracts	—	(7,591,449)	—	(7,591,449)
Total	261,939,468	6,509,766,641	203,278,088	6,974,984,197
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
	Balance as of 08/31/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2022 ($)
Asset-Backed Securities — Non-Agency	25,931,070	—	—	(134,228)	—	(4,919,029)	—	—	20,877,813
Common Stocks	145,661	—	(417)	49,742	—	—	32,777	—	227,763
Residential Mortgage-Backed Securities — Agency	8,565,728	—	—	—	—	—	—	(8,565,728)	—
Residential Mortgage-Backed Securities — Non-Agency	233,322,028	422,058	(74)	(1,194,589)	52,100,000	(115,721,427)	—	—	168,927,996
Senior Loans	8,861,686	26,424	215	(59,696)	—	(42,025)	8,313,874	(4,287,125)	12,813,353
Warrants	323,037	—	(927)	(21,682)	—	(40,227)	170,962	—	431,163
Total	277,149,210	448,482	(1,203)	(1,360,453)	52,100,000	(120,722,708)	8,517,613	(12,852,853)	203,278,088
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2022 was $(594,899), which is comprised of Asset-Backed Securities — Non-Agency of $(108,465), Common Stocks of $49,325, Residential Mortgage-Backed Securities — Non-Agency of $(454,381), Senior Loans of $(59,696), and Warrants of $(21,682).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, residential mortgage backed securities, asset backed securities, warrants and senior loans classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, single market quotations from broker dealers and the estimates of future distributions from the company. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	57

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,868,208,767)	$6,701,839,283
Affiliated issuers (cost $269,854,823)	269,850,007
Options purchased (cost $15,127,560)	25,884,836
Cash	225,026
Foreign currency (cost $1,229,359)	1,238,767
Cash collateral held at broker for:
Swap contracts	19,435,000
TBA	1,315,000
Other(a)	12,657,000
Margin deposits on:
Futures contracts	17,976,199
Swap contracts	31,303,655
Unrealized appreciation on forward foreign currency exchange contracts	264,675
Unrealized appreciation on swap contracts	8,745,300
Upfront payments on swap contracts	153,436
Receivable for:
Investments sold	76,479,789
Investments sold on a delayed delivery basis	3,044,989
Capital shares sold	6,586,070
Dividends	28,105
Interest	56,550,819
Foreign tax reclaims	173,344
Variation margin for futures contracts	7,064,749
Variation margin for swap contracts	853,637
Prepaid expenses	50,059
Trustees’ deferred compensation plan	496,656
Other assets	69,367
Total assets	7,242,285,768
Liabilities
Option contracts written, at value (premiums received $19,855,720)	26,446,780
Unrealized depreciation on forward foreign currency exchange contracts	12,474
Unrealized depreciation on swap contracts	5,093,297
Upfront receipts on swap contracts	34,113,895
Payable for:
Investments purchased	16,648,165
Investments purchased on a delayed delivery basis	257,737,526
Capital shares purchased	13,869,826
Variation margin for futures contracts	9,675,325
Variation margin for swap contracts	1,531,842
Foreign capital gains taxes deferred	3
Management services fees	308,061
Distribution and/or service fees	46,900
Transfer agent fees	531,969
Compensation of board members	101,568
Compensation of chief compliance officer	253
Other expenses	105,947
Trustees’ deferred compensation plan	496,656
Total liabilities	366,720,487
Net assets applicable to outstanding capital stock	$6,875,565,281
Represented by
Paid in capital	7,066,458,603
Total distributable earnings (loss)	(190,893,322)
Total - representing net assets applicable to outstanding capital stock	$6,875,565,281
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Strategic Income Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
February 28, 2022 (Unaudited)
Class A
Net assets	$1,190,316,575
Shares outstanding	50,243,408
Net asset value per share	$23.69
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$24.87
Advisor Class
Net assets	$385,697,594
Shares outstanding	16,615,153
Net asset value per share	$23.21
Class C
Net assets	$265,877,936
Shares outstanding	11,225,126
Net asset value per share	$23.69
Institutional Class
Net assets	$3,904,431,478
Shares outstanding	167,979,356
Net asset value per share	$23.24
Institutional 2 Class
Net assets	$556,643,056
Shares outstanding	23,928,400
Net asset value per share	$23.26
Institutional 3 Class
Net assets	$555,633,269
Shares outstanding	23,980,436
Net asset value per share	$23.17
Class R
Net assets	$16,965,373
Shares outstanding	710,801
Net asset value per share	$23.87

(a)	Includes collateral related to options purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	59

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$514
Dividends — affiliated issuers	116,426
Interest	132,631,975
Foreign taxes withheld	(37,989)
Total income	132,710,926
Expenses:
Management services fees	18,655,252
Distribution and/or service fees
Class A	1,489,512
Class C	1,391,476
Class R	43,409
Transfer agent fees
Class A	561,007
Advisor Class	174,840
Class C	131,017
Institutional Class	1,862,910
Institutional 2 Class	145,793
Institutional 3 Class	17,774
Class R	8,181
Compensation of board members	44,228
Custodian fees	134,625
Printing and postage fees	135,238
Registration fees	186,117
Audit fees	25,007
Legal fees	36,666
Interest on collateral	238,714
Compensation of chief compliance officer	820
Other	44,709
Total expenses	25,327,295
Expense reduction	(2,212)
Total net expenses	25,325,083
Net investment income	107,385,843
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,744,244)
Investments — affiliated issuers	(99,974)
Foreign currency translations	22,006
Forward foreign currency exchange contracts	995,928
Futures contracts	13,374,398
Options purchased	11,587,895
Options contracts written	670,925
Swap contracts	(43,767,885)
Net realized loss	(20,960,951)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(362,756,619)
Investments — affiliated issuers	41,351
Foreign currency translations	(17,397)
Forward foreign currency exchange contracts	745,596
Futures contracts	(9,309,820)
Options purchased	7,256,007
Options contracts written	(8,196,772)
Swap contracts	35,883,472
Net change in unrealized appreciation (depreciation)	(336,354,182)
Net realized and unrealized loss	(357,315,133)
Net decrease in net assets resulting from operations	$(249,929,290)
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Strategic Income Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment income	$107,385,843	$195,336,144
Net realized gain (loss)	(20,960,951)	102,276,953
Net change in unrealized appreciation (depreciation)	(336,354,182)	85,972,422
Net increase (decrease) in net assets resulting from operations	(249,929,290)	383,585,519
Distributions to shareholders
Net investment income and net realized gains
Class A	(29,327,025)	(35,187,516)
Advisor Class	(9,543,702)	(8,880,812)
Class C	(5,928,975)	(6,566,114)
Institutional Class	(106,274,237)	(116,017,231)
Institutional 2 Class	(13,947,459)	(12,961,450)
Institutional 3 Class	(13,586,578)	(12,375,377)
Class R	(414,857)	(339,697)
Total distributions to shareholders	(179,022,833)	(192,328,197)
Increase in net assets from capital stock activity	645,254,317	1,189,138,142
Total increase in net assets	216,302,194	1,380,395,464
Net assets at beginning of period	6,659,263,087	5,278,867,623
Net assets at end of period	$6,875,565,281	$6,659,263,087
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	61

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,514,558	86,710,212	9,488,087	237,558,059
Fund reorganization	2,720,908	66,623,684	—	—
Distributions reinvested	1,123,492	27,519,872	1,319,704	32,931,513
Redemptions	(4,413,741)	(108,461,547)	(8,826,615)	(220,547,429)
Net increase	2,945,217	72,392,221	1,981,176	49,942,143
Advisor Class
Subscriptions	3,077,583	74,253,596	9,053,316	223,157,939
Fund reorganization	1,900,358	45,591,874	—	—
Distributions reinvested	396,983	9,527,879	361,913	8,874,614
Redemptions	(3,788,242)	(91,648,431)	(2,524,201)	(61,775,935)
Net increase	1,586,682	37,724,918	6,891,028	170,256,618
Class C
Subscriptions	1,070,394	26,464,999	2,801,732	70,134,587
Distributions reinvested	220,186	5,395,119	240,742	6,004,548
Redemptions	(1,366,956)	(33,560,468)	(3,277,600)	(82,139,648)
Net decrease	(76,376)	(1,700,350)	(235,126)	(6,000,513)
Institutional Class
Subscriptions	31,781,086	769,517,755	59,376,316	1,460,407,130
Distributions reinvested	3,732,104	89,726,238	3,998,130	98,011,729
Redemptions	(25,317,706)	(609,000,508)	(34,716,221)	(849,782,680)
Net increase	10,195,484	250,243,485	28,658,225	708,636,179
Institutional 2 Class
Subscriptions	7,880,178	190,503,741	11,239,237	276,328,993
Distributions reinvested	575,665	13,843,273	523,398	12,849,078
Redemptions	(3,740,753)	(89,991,495)	(4,591,819)	(112,982,707)
Net increase	4,715,090	114,355,519	7,170,816	176,195,364
Institutional 3 Class
Subscriptions	9,074,515	218,676,573	7,986,665	196,029,607
Distributions reinvested	353,928	8,479,929	392,025	9,572,318
Redemptions	(2,333,733)	(56,052,669)	(5,056,142)	(123,997,465)
Net increase	7,094,710	171,103,833	3,322,548	81,604,460
Class R
Subscriptions	124,023	3,090,765	504,855	12,722,139
Distributions reinvested	16,724	412,778	13,397	337,466
Redemptions	(96,575)	(2,368,852)	(180,477)	(4,555,714)
Net increase	44,172	1,134,691	337,775	8,503,891
Total net increase	26,504,979	645,254,317	48,126,442	1,189,138,142

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Strategic Income Fund | Semiannual Report 2022

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Columbia Strategic Income Fund | Semiannual Report 2022	63

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 2/28/2022 (Unaudited)	$25.20	0.36	(1.26)	(0.90)	(0.33)	(0.28)	(0.61)
Year Ended 8/31/2021	$24.32	0.79	0.86	1.65	(0.77)	—	(0.77)
Year Ended 8/31/2020	$24.06	0.84	0.26	1.10	(0.84)	—	(0.84)
Year Ended 8/31/2019	$23.57	1.00	0.57	1.57	(0.92)	(0.16)	(1.08)
Year Ended 8/31/2018	$24.35	0.96	(0.70)	0.26	(0.80)	(0.24)	(1.04)
Year Ended 8/31/2017(g)	$23.89	0.80	0.22	1.02	(0.56)	—	(0.56)
Year Ended 10/31/2016	$23.16	0.88	0.61	1.49	(0.76)	—	(0.76)
Advisor Class(c)
Six Months Ended 2/28/2022 (Unaudited)	$24.70	0.39	(1.24)	(0.85)	(0.36)	(0.28)	(0.64)
Year Ended 8/31/2021	$23.85	0.83	0.85	1.68	(0.83)	—	(0.83)
Year Ended 8/31/2020	$23.62	0.88	0.23	1.11	(0.88)	—	(0.88)
Year Ended 8/31/2019	$23.16	1.04	0.54	1.58	(0.96)	(0.16)	(1.12)
Year Ended 8/31/2018	$23.95	1.00	(0.67)	0.33	(0.88)	(0.24)	(1.12)
Year Ended 8/31/2017(g)	$23.50	0.84	0.21	1.05	(0.60)	—	(0.60)
Year Ended 10/31/2016	$22.79	0.92	0.63	1.55	(0.84)	—	(0.84)
Class C(c)
Six Months Ended 2/28/2022 (Unaudited)	$25.19	0.27	(1.25)	(0.98)	(0.24)	(0.28)	(0.52)
Year Ended 8/31/2021	$24.31	0.60	0.86	1.46	(0.58)	—	(0.58)
Year Ended 8/31/2020	$24.06	0.64	0.29	0.93	(0.68)	—	(0.68)
Year Ended 8/31/2019	$23.57	0.80	0.57	1.37	(0.72)	(0.16)	(0.88)
Year Ended 8/31/2018	$24.36	0.76	(0.67)	0.09	(0.64)	(0.24)	(0.88)
Year Ended 8/31/2017(g)	$23.90	0.68	0.18	0.86	(0.40)	—	(0.40)
Year Ended 10/31/2016	$23.16	0.72	0.62	1.34	(0.60)	—	(0.60)
Institutional Class(c)
Six Months Ended 2/28/2022 (Unaudited)	$24.73	0.39	(1.24)	(0.85)	(0.36)	(0.28)	(0.64)
Year Ended 8/31/2021	$23.88	0.84	0.84	1.68	(0.83)	—	(0.83)
Year Ended 8/31/2020	$23.65	0.88	0.23	1.11	(0.88)	—	(0.88)
Year Ended 8/31/2019	$23.18	1.04	0.55	1.59	(0.96)	(0.16)	(1.12)
Year Ended 8/31/2018	$23.97	1.00	(0.67)	0.33	(0.88)	(0.24)	(1.12)
Year Ended 8/31/2017(g)	$23.52	0.88	0.17	1.05	(0.60)	—	(0.60)
Year Ended 10/31/2016	$22.80	0.92	0.64	1.56	(0.84)	—	(0.84)
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Strategic Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 2/28/2022 (Unaudited)	$23.69	(3.63%)	0.91%(d),(e)	0.91%(d),(e),(f)	2.97%(d)	44%	$1,190,317
Year Ended 8/31/2021	$25.20	6.84%	0.92%(e)	0.92%(e),(f)	3.17%	126%	$1,191,823
Year Ended 8/31/2020	$24.32	4.84%	0.93%(e)	0.93%(e),(f)	3.51%	173%	$1,101,890
Year Ended 8/31/2019	$24.06	6.75%	0.95%(e)	0.95%(e)	4.20%	179%	$1,101,847
Year Ended 8/31/2018	$23.57	1.03%	0.94%(e)	0.94%(e),(f)	3.94%	152%	$1,059,907
Year Ended 8/31/2017(g)	$24.35	4.42%	0.95%(d),(h)	0.95%(d),(f),(h)	4.00%(d)	110%	$1,100,585
Year Ended 10/31/2016	$23.89	6.57%	1.03%	1.02%(f)	3.81%	168%	$1,770,085
Advisor Class(c)
Six Months Ended 2/28/2022 (Unaudited)	$23.21	(3.50%)	0.66%(d),(e)	0.66%(d),(e),(f)	3.22%(d)	44%	$385,698
Year Ended 8/31/2021	$24.70	7.16%	0.67%(e)	0.67%(e),(f)	3.39%	126%	$371,251
Year Ended 8/31/2020	$23.85	5.02%	0.68%(e)	0.68%(e),(f)	3.76%	173%	$194,094
Year Ended 8/31/2019	$23.62	6.96%	0.70%(e)	0.70%(e)	4.42%	179%	$285,983
Year Ended 8/31/2018	$23.16	1.30%	0.69%(e)	0.69%(e),(f)	4.21%	152%	$143,983
Year Ended 8/31/2017(g)	$23.95	4.53%	0.71%(d),(h)	0.71%(d),(f),(h)	4.38%(d)	110%	$99,896
Year Ended 10/31/2016	$23.50	6.95%	0.77%	0.77%(f)	4.02%	168%	$53,447
Class C(c)
Six Months Ended 2/28/2022 (Unaudited)	$23.69	(3.94%)	1.66%(d),(e)	1.66%(d),(e),(f)	2.21%(d)	44%	$265,878
Year Ended 8/31/2021	$25.19	6.01%	1.67%(e)	1.67%(e),(f)	2.42%	126%	$284,727
Year Ended 8/31/2020	$24.31	4.06%	1.69%(e)	1.69%(e),(f)	2.76%	173%	$280,497
Year Ended 8/31/2019	$24.06	5.97%	1.70%(e)	1.70%(e)	3.45%	179%	$282,018
Year Ended 8/31/2018	$23.57	0.28%	1.69%(e)	1.69%(e),(f)	3.19%	152%	$306,303
Year Ended 8/31/2017(g)	$24.36	3.78%	1.71%(d),(h)	1.71%(d),(f),(h)	3.33%(d)	110%	$334,829
Year Ended 10/31/2016	$23.90	5.78%	1.78%	1.77%(f)	3.05%	168%	$316,346
Institutional Class(c)
Six Months Ended 2/28/2022 (Unaudited)	$23.24	(3.50%)	0.67%(d),(e)	0.67%(d),(e),(f)	3.22%(d)	44%	$3,904,431
Year Ended 8/31/2021	$24.73	7.11%	0.67%(e)	0.67%(e),(f)	3.41%	126%	$3,902,593
Year Ended 8/31/2020	$23.88	5.02%	0.68%(e)	0.68%(e),(f)	3.76%	173%	$3,083,643
Year Ended 8/31/2019	$23.65	6.96%	0.70%(e)	0.70%(e)	4.44%	179%	$2,843,762
Year Ended 8/31/2018	$23.18	1.47%	0.69%(e)	0.69%(e),(f)	4.20%	152%	$2,398,468
Year Ended 8/31/2017(g)	$23.97	4.53%	0.71%(d),(h)	0.71%(d),(f),(h)	4.42%(d)	110%	$1,881,221
Year Ended 10/31/2016	$23.52	6.95%	0.78%	0.77%(f)	4.05%	168%	$910,452
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	65

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class(c)
Six Months Ended 2/28/2022 (Unaudited)	$24.75	0.39	(1.23)	(0.84)	(0.37)	(0.28)	(0.65)
Year Ended 8/31/2021	$23.90	0.85	0.83	1.68	(0.83)	—	(0.83)
Year Ended 8/31/2020	$23.66	0.88	0.28	1.16	(0.92)	—	(0.92)
Year Ended 8/31/2019	$23.19	1.04	0.55	1.59	(0.96)	(0.16)	(1.12)
Year Ended 8/31/2018	$23.98	1.00	(0.67)	0.33	(0.88)	(0.24)	(1.12)
Year Ended 8/31/2017(g)	$23.54	0.88	0.20	1.08	(0.64)	—	(0.64)
Year Ended 10/31/2016	$22.83	0.96	0.59	1.55	(0.84)	—	(0.84)
Institutional 3 Class(c)
Six Months Ended 2/28/2022 (Unaudited)	$24.66	0.40	(1.24)	(0.84)	(0.37)	(0.28)	(0.65)
Year Ended 8/31/2021	$23.81	0.86	0.84	1.70	(0.85)	—	(0.85)
Year Ended 8/31/2020	$23.58	0.88	0.27	1.15	(0.92)	—	(0.92)
Year Ended 8/31/2019	$23.12	1.04	0.58	1.62	(1.00)	(0.16)	(1.16)
Year Ended 8/31/2018	$23.91	1.00	(0.67)	0.33	(0.88)	(0.24)	(1.12)
Year Ended 8/31/2017(g)	$23.47	0.88	0.20	1.08	(0.64)	—	(0.64)
Year Ended 10/31/2016	$22.77	0.96	0.58	1.54	(0.84)	—	(0.84)
Class R(c)
Six Months Ended 2/28/2022 (Unaudited)	$25.38	0.33	(1.26)	(0.93)	(0.30)	(0.28)	(0.58)
Year Ended 8/31/2021	$24.49	0.73	0.86	1.59	(0.70)	—	(0.70)
Year Ended 8/31/2020	$24.23	0.80	0.26	1.06	(0.80)	—	(0.80)
Year Ended 8/31/2019	$23.73	0.92	0.58	1.50	(0.84)	(0.16)	(1.00)
Year Ended 8/31/2018	$24.51	0.88	(0.66)	0.22	(0.76)	(0.24)	(1.00)
Year Ended 8/31/2017(g)	$24.04	0.76	0.23	0.99	(0.52)	—	(0.52)
Year Ended 10/31/2016	$23.30	0.84	0.62	1.46	(0.72)	—	(0.72)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	2/28/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Class A	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Advisor Class	0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class C	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class R	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	For the period from November 1, 2016 to August 31, 2017. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Strategic Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class(c)
Six Months Ended 2/28/2022 (Unaudited)	$23.26	(3.48%)	0.63%(d),(e)	0.63%(d),(e)	3.27%(d)	44%	$556,643
Year Ended 8/31/2021	$24.75	7.23%	0.63%(e)	0.63%(e)	3.44%	126%	$475,594
Year Ended 8/31/2020	$23.90	5.06%	0.64%(e)	0.64%(e)	3.80%	173%	$287,777
Year Ended 8/31/2019	$23.66	7.00%	0.66%(e)	0.66%(e)	4.49%	179%	$287,753
Year Ended 8/31/2018	$23.19	1.35%	0.65%(e)	0.65%(e)	4.26%	152%	$257,953
Year Ended 8/31/2017(g)	$23.98	4.77%	0.66%(d),(h)	0.65%(d),(h)	4.41%(d)	110%	$155,372
Year Ended 10/31/2016	$23.54	6.87%	0.67%	0.67%	4.11%	168%	$103,204
Institutional 3 Class(c)
Six Months Ended 2/28/2022 (Unaudited)	$23.17	(3.47%)	0.58%(d),(e)	0.58%(d),(e)	3.32%(d)	44%	$555,633
Year Ended 8/31/2021	$24.66	7.26%	0.59%(e)	0.59%(e)	3.50%	126%	$416,355
Year Ended 8/31/2020	$23.81	5.13%	0.60%(e)	0.60%(e)	3.84%	173%	$322,913
Year Ended 8/31/2019	$23.58	7.08%	0.60%(e)	0.60%(e)	4.55%	179%	$192,494
Year Ended 8/31/2018	$23.12	1.40%	0.60%(e)	0.60%(e)	4.31%	152%	$189,195
Year Ended 8/31/2017(g)	$23.91	4.65%	0.64%(d),(h)	0.63%(d),(h)	4.75%(d)	110%	$100,173
Year Ended 10/31/2016	$23.47	7.13%	0.62%	0.62%	4.24%	168%	$10,642
Class R(c)
Six Months Ended 2/28/2022 (Unaudited)	$23.87	(3.72%)	1.17%(d),(e)	1.17%(d),(e),(f)	2.72%(d)	44%	$16,965
Year Ended 8/31/2021	$25.38	6.62%	1.17%(e)	1.17%(e),(f)	2.89%	126%	$16,920
Year Ended 8/31/2020	$24.49	4.38%	1.18%(e)	1.18%(e),(f)	3.26%	173%	$8,053
Year Ended 8/31/2019	$24.23	6.62%	1.20%(e)	1.20%(e)	3.95%	179%	$9,287
Year Ended 8/31/2018	$23.73	0.77%	1.19%(e)	1.19%(e),(f)	3.70%	152%	$7,075
Year Ended 8/31/2017(g)	$24.51	4.18%	1.21%(d),(h)	1.21%(d),(f),(h)	3.83%(d)	110%	$6,443
Year Ended 10/31/2016	$24.04	6.45%	1.28%	1.27%(f)	3.54%	168%	$5,687
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2022	67

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
68	Columbia Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Strategic Income Fund | Semiannual Report 2022	69

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in
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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage long or short exposure to an inflation index.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	16,616,738*
Credit risk	Upfront payments on swap contracts	153,436
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	264,675
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	9,527,700*
Interest rate risk	Investments, at value — Options purchased	25,884,836
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,489,900*
Total		54,937,285

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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,398,809*
Credit risk	Upfront receipts on swap contracts	34,113,895
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	12,474
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	17,438,239*
Interest rate risk	Options contracts written, at value	26,446,780
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,192,640*
Total		85,602,837

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(5,185,364)	(5,185,364)
Foreign exchange risk	995,928	—	—	—	—	995,928
Interest rate risk	—	13,374,398	670,925	11,587,895	(38,582,521)	(12,949,303)
Total	995,928	13,374,398	670,925	11,587,895	(43,767,885)	(17,138,739)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	8,440,293	8,440,293
Foreign exchange risk	745,596	—	—	—	—	745,596
Interest rate risk	—	(9,309,820)	(8,196,772)	7,256,007	27,443,179	17,192,594
Total	745,596	(9,309,820)	(8,196,772)	7,256,007	35,883,472	26,378,483
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,127,342,530
Futures contracts — short	1,456,173,514
Credit default swap contracts — buy protection	468,709,000
Credit default swap contracts — sell protection	254,550,000

Derivative instrument	Average value ($)*
Options contracts — purchased	27,383,030
Options contracts — written	(15,128,476)

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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	674,121	(6,237)
Interest rate swap contracts	1,244,950	(5,072,352)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2022.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of
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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2022:
	Citi ($) (a)	Citi ($) (a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	853,637	-	853,637
Forward foreign currency exchange contracts	-	-	-	-	-	-	264,675	264,675
Options purchased calls	47,230	-	-	-	-	-	-	47,230
Options purchased puts	8,959,355	-	-	-	16,878,251	-	-	25,837,606
OTC credit default swap contracts (c)	-	1,371,987	-	4,413,012	3,113,737	-	-	8,898,736
Total assets	9,006,585	1,371,987	-	4,413,012	19,991,988	853,637	264,675	35,901,884
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	1,531,842	-	1,531,842
Forward foreign currency exchange contracts	12,474	-	-	-	-	-	-	12,474
Options contracts written	17,892,191	-	-	-	8,554,589	-	-	26,446,780
OTC credit default swap contracts (c)	-	7,112,330	6,916,193	13,215,944	11,962,725	-	-	39,207,192
Total liabilities	17,904,665	7,112,330	6,916,193	13,215,944	20,517,314	1,531,842	-	67,198,288
Total financial and derivative net assets	(8,898,080)	(5,740,343)	(6,916,193)	(8,802,932)	(525,326)	(678,205)	264,675	(31,296,404)
Total collateral received (pledged) (d)	(8,898,080)	(5,535,000)	(5,060,000)	(8,802,932)	-	(678,205)	-	(28,974,217)
Net amount (e)	-	(205,343)	(1,856,193)	-	(525,326)	-	264,675	(2,322,187)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
78	Columbia Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Strategic Income Fund | Semiannual Report 2022	79

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.546% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
80	Columbia Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, these minimum account balance fees reduced total expenses of the Fund by $2,212.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	484,253
Class C	—	1.00(b)	15,032

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Strategic Income Fund | Semiannual Report 2022	81

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2023
Class A	0.98%
Advisor Class	0.73
Class C	1.73
Institutional Class	0.73
Institutional 2 Class	0.70
Institutional 3 Class	0.65
Class R	1.23
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
7,099,375,000	125,692,000	(284,043,000)	(158,351,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
82	Columbia Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,502,574,106 and $2,966,616,041, respectively, for the six months ended February 28, 2022, of which $1,331,504,616 and $1,329,061,750, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Transactions to realign the portfolio for the Fund following the reorganization as described in  Note 9 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $90,822,120 and $11,684,715, respectively, for the six months ended February 28, 2022.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
Columbia Strategic Income Fund | Semiannual Report 2022	83

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 9. Fund reorganization
At the close of business on December 10, 2021, the Fund acquired the assets and assumed the identified liabilities of BMO Strategic Income Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on November 23, 2021. The purpose of the reorganization was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $6,878,447,698 and the combined net assets immediately after the reorganization were $6,990,663,256.
The reorganization was accomplished by a tax-free exchange of 11,715,409 shares of the Acquired Fund valued at $112,215,558 (including $348,590 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	2,720,908
Advisor Class	1,900,358
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on September 1, 2021, the Fund’s pro-forma results of operations for the six months ended February 28, 2022 would have been approximately:
($)
Net investment income	108,248,000
Net realized loss	(19,066,000)
Net change in unrealized appreciation/(depreciation)	(340,909,000)
Net decrease in net assets from operations	(251,727,000)
Note 10. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
84	Columbia Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after this date on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to the elimination of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Strategic Income Fund | Semiannual Report 2022	85

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 28, 2022, one unaffiliated shareholder of record owned 10.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 24.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
86	Columbia Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. There were no items requiring adjustment of the financial statements and, other than as noted below, no items requiring additional disclosure.
On February 24, 2022, Russia began a large-scale invasion of Ukraine, and economic sanctions against Russia swiftly followed. Following regulatory concerns regarding these economic sanctions, a number of market exchanges halted trading in the stocks of Russia-based companies listed on their exchange. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund. Since the invasion, the value and liquidity of securities with exposure in Russia, Ukraine and Belarus have experienced significant declines.  At February 28, 2022, securities with exposure in these countries represented 0.1% of the Fund’s net assets.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Strategic Income Fund | Semiannual Report 2022	87

Columbia Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR232_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Columbia International Dividend Income Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia International Dividend Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia International Dividend Income Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Jonathan Crown
Co-Portfolio Manager
Managed Fund since 2016
Georgina Hellyer, CFA
Co-Portfolio Manager
Managed Fund since 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-3.72	5.27	6.86	6.15
	Including sales charges		-9.26	-0.81	5.60	5.53
Advisor Class*		03/19/13	-3.56	5.59	7.14	6.42
Class C	Excluding sales charges	10/13/03	-4.07	4.48	6.07	5.36
	Including sales charges		-4.95	3.52	6.07	5.36
Institutional Class		11/09/00	-3.58	5.57	7.13	6.42
Institutional 2 Class*		01/08/14	-3.51	5.74	7.28	6.55
Institutional 3 Class		07/15/09	-3.48	5.78	7.34	6.63
Class R		09/27/10	-3.85	5.01	6.60	5.88
MSCI ACWI ex USA Index (Net)			-6.95	-0.40	7.26	5.39
MSCI ACWI ex USA Value Index (Net)			-1.15	5.70	5.04	3.98
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to September 2, 2020 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA Index (Net) captures a large- and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 24 emerging market countries. The index covers approximately 85% of the global equity opportunity set outside the United States.
The MSCI ACWI ex USA Value Index (Net) captures large- and mid-cap securities exhibiting overall value style characteristics across 22 developed and 24 emerging market countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI ex USA Index (Net) and MSCI ACWI ex USA Value Index (Net) which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia International Dividend Income Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2022)
Communication Services	8.6
Consumer Discretionary	6.0
Consumer Staples	8.7
Energy	6.0
Financials	24.8
Health Care	8.4
Industrials	10.8
Information Technology	12.5
Materials	10.8
Utilities	3.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2022)
Australia	0.8
Austria	1.0
Canada	6.2
China	4.8
Denmark	3.4
Finland	0.7
France	10.2
Germany	11.1
Hong Kong	3.7
Indonesia	2.0
Ireland	1.6
Japan	8.5
Jersey	0.7
Netherlands	3.7
Norway	1.6
Singapore	2.1
South Korea	3.4
Spain	3.3
Sweden	1.3
Switzerland	6.8
Taiwan	4.6
United Kingdom	15.7
United States(a)	2.8
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia International Dividend Income Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	962.80	1,018.60	6.08	6.26	1.25
Advisor Class	1,000.00	1,000.00	964.40	1,019.79	4.92	5.06	1.01
Class C	1,000.00	1,000.00	959.30	1,014.83	9.76	10.04	2.01
Institutional Class	1,000.00	1,000.00	964.20	1,019.84	4.87	5.01	1.00
Institutional 2 Class	1,000.00	1,000.00	964.90	1,020.48	4.24	4.36	0.87
Institutional 3 Class	1,000.00	1,000.00	965.20	1,020.78	3.95	4.06	0.81
Class R	1,000.00	1,000.00	961.50	1,017.36	7.30	7.50	1.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia International Dividend Income Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Australia 0.8%
carsales.com Ltd.	261,940	3,962,487
Austria 1.0%
Erste Group Bank AG	147,794	5,253,608
Canada 6.2%
Canadian National Railway Co.	85,005	10,545,315
Manulife Financial Corp.	479,026	9,705,237
Ritchie Bros. Auctioneers, Inc.	62,757	3,289,110
TC Energy Corp.	159,285	8,558,034
Total		32,097,696
China 4.8%
NetEase, Inc., ADR	127,896	12,193,605
Ping An Insurance Group Co. of China Ltd., Class H	1,599,500	12,401,988
Total		24,595,593
Denmark 3.4%
Novo Nordisk A/S, Class B	87,515	9,056,355
Tryg AS	369,712	8,365,038
Total		17,421,393
Finland 0.7%
UPM-Kymmene OYJ	103,216	3,566,446
France 10.2%
AXA SA	281,063	7,604,899
BNP Paribas SA	213,074	12,363,530
L’Oreal SA	15,305	6,050,439
Schneider Electric SE	34,553	5,353,510
TotalEnergies SE	259,053	13,197,522
VINCI SA	76,686	8,040,640
Total		52,610,540
Germany 11.1%
Adidas AG	22,109	5,227,495
Deutsche Telekom AG, Registered Shares	570,135	10,219,491
E.ON SE	636,720	8,660,379
Evonik Industries AG	228,873	6,889,453
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	34,146	9,367,524
Siemens AG, Registered Shares	77,153	10,869,504
Common Stocks (continued)
Issuer	Shares	Value ($)
Vantage Towers AG	182,158	5,937,606
Total		57,171,452
Hong Kong 3.7%
AIA Group Ltd.	1,146,800	11,908,193
Hong Kong Exchanges and Clearing Ltd.	144,600	7,006,836
Total		18,915,029
Indonesia 2.0%
PT Bank Rakyat Indonesia Persero Tbk	32,740,152	10,469,000
Ireland 1.6%
CRH PLC	181,252	8,239,400
Japan 8.5%
Disco Corp.	29,200	8,267,515
Japan Exchange Group, Inc.	351,200	6,576,596
Rohm Co., Ltd.	101,800	8,118,919
Tokyo Electron Ltd.	10,000	4,907,777
Toyota Motor Corp.	866,600	15,855,480
Total		43,726,287
Jersey 0.7%
Amcor PLC	304,108	3,501,000
Netherlands 3.7%
Akzo Nobel NV	83,224	7,918,114
ING Groep NV	537,842	6,281,190
Koninklijke Philips NV	135,081	4,614,189
Total		18,813,493
Norway 1.6%
Equinor ASA	262,656	8,256,729
Singapore 2.1%
DBS Group Holdings Ltd.	431,700	10,853,005
South Korea 3.4%
Samsung Electronics Co., Ltd.	293,524	17,685,819
Spain 3.3%
Iberdrola SA	721,098	8,181,282
Industria de Diseno Textil SA	336,441	8,776,324
Total		16,957,606
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia International Dividend Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 1.3%
Sandvik AB	308,634	6,651,845
Switzerland 6.8%
Nestlé SA, Registered Shares	103,020	13,423,068
Novartis AG, ADR	101,420	8,870,193
Roche Holding AG, Genusschein Shares	27,029	10,236,791
SGS SA, Registered Shares	824	2,357,754
Total		34,887,806
Taiwan 4.5%
MediaTek, Inc.	196,000	7,745,106
Taiwan Semiconductor Manufacturing Co., Ltd.	729,000	15,673,178
Total		23,418,284
United Kingdom 15.7%
3i Group PLC	319,060	5,683,771
Anglo American PLC	352,118	17,874,124
BT Group PLC	4,247,116	10,596,957
Diageo PLC	143,579	7,113,240
Common Stocks (continued)
Issuer	Shares	Value ($)
Experian PLC	182,491	7,128,912
GlaxoSmithKline PLC	447,986	9,342,358
Linde PLC	21,048	6,143,365
Reckitt Benckiser Group PLC	123,513	10,458,725
Unilever PLC	130,953	6,570,508
Total		80,911,960
Total Common Stocks (Cost $444,288,382)		499,966,478

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(a),(b)	14,338,819	14,334,517
Total Money Market Funds (Cost $14,334,532)		14,334,517
Total Investments in Securities (Cost $458,622,914)		514,300,995
Other Assets & Liabilities, Net		431,218
Net Assets		$514,732,213

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	17,052,705	60,588,265	(63,306,438)	(15)	14,334,517	(3,496)	4,458	14,338,819
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	3,962,487	—	3,962,487
Austria	—	5,253,608	—	5,253,608
Canada	32,097,696	—	—	32,097,696
China	12,193,605	12,401,988	—	24,595,593
Denmark	—	17,421,393	—	17,421,393
Finland	—	3,566,446	—	3,566,446
France	—	52,610,540	—	52,610,540
Germany	—	57,171,452	—	57,171,452
Hong Kong	—	18,915,029	—	18,915,029
Indonesia	—	10,469,000	—	10,469,000
Ireland	—	8,239,400	—	8,239,400
Japan	—	43,726,287	—	43,726,287
Jersey	—	3,501,000	—	3,501,000
Netherlands	—	18,813,493	—	18,813,493
Norway	—	8,256,729	—	8,256,729
Singapore	—	10,853,005	—	10,853,005
South Korea	—	17,685,819	—	17,685,819
Spain	—	16,957,606	—	16,957,606
Sweden	—	6,651,845	—	6,651,845
Switzerland	8,870,193	26,017,613	—	34,887,806
Taiwan	—	23,418,284	—	23,418,284
United Kingdom	—	80,911,960	—	80,911,960
Total Common Stocks	53,161,494	446,804,984	—	499,966,478
Money Market Funds	14,334,517	—	—	14,334,517
Total Investments in Securities	67,496,011	446,804,984	—	514,300,995
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia International Dividend Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $444,288,382)	$499,966,478
Affiliated issuers (cost $14,334,532)	14,334,517
Foreign currency (cost $232,493)	232,493
Receivable for:
Investments sold	92
Capital shares sold	1,194,399
Dividends	465,342
Foreign tax reclaims	1,205,182
Expense reimbursement due from Investment Manager	1,603
Prepaid expenses	5,285
Trustees’ deferred compensation plan	256,480
Other assets	20,902
Total assets	517,682,773
Liabilities
Payable for:
Investments purchased	337,361
Capital shares purchased	2,258,394
Foreign capital gains taxes deferred	14
Management services fees	33,130
Distribution and/or service fees	1,852
Transfer agent fees	28,905
Compensation of board members	11,191
Compensation of chief compliance officer	21
Other expenses	23,212
Trustees’ deferred compensation plan	256,480
Total liabilities	2,950,560
Net assets applicable to outstanding capital stock	$514,732,213
Represented by
Paid in capital	452,737,860
Total distributable earnings (loss)	61,994,353
Total - representing net assets applicable to outstanding capital stock	$514,732,213
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia International Dividend Income Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
February 28, 2022 (Unaudited)
Class A
Net assets	$82,052,813
Shares outstanding	4,270,779
Net asset value per share	$19.21
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.38
Advisor Class
Net assets	$2,810,222
Shares outstanding	144,815
Net asset value per share	$19.41
Class C
Net assets	$1,601,469
Shares outstanding	90,251
Net asset value per share	$17.74
Institutional Class
Net assets	$373,060,904
Shares outstanding	19,338,524
Net asset value per share	$19.29
Institutional 2 Class
Net assets	$11,762,148
Shares outstanding	611,606
Net asset value per share	$19.23
Institutional 3 Class
Net assets	$43,336,429
Shares outstanding	2,249,056
Net asset value per share	$19.27
Class R
Net assets	$108,228
Shares outstanding	5,645
Net asset value per share	$19.17
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,673,150
Dividends — affiliated issuers	4,458
Interfund lending	44
Foreign taxes withheld	(283,946)
Total income	4,393,706
Expenses:
Management services fees	1,931,271
Distribution and/or service fees
Class A	103,248
Class C	5,548
Class R	283
Transfer agent fees
Class A	95,451
Advisor Class	1,296
Class C	1,281
Institutional Class	429,457
Institutional 2 Class	968
Institutional 3 Class	1,123
Class R	131
Compensation of board members	10,645
Custodian fees	38,341
Printing and postage fees	18,457
Registration fees	54,025
Audit fees	20,707
Legal fees	7,417
Compensation of chief compliance officer	61
Other	15,536
Total expenses	2,735,246
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(127,392)
Expense reduction	(43,058)
Total net expenses	2,564,796
Net investment income	1,828,910
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,130,519
Investments — affiliated issuers	(3,496)
Foreign currency translations	(39,396)
Net realized gain	8,087,627
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(30,100,710)
Investments — affiliated issuers	(15)
Foreign currency translations	(46,569)
Foreign capital gains tax	(14)
Net change in unrealized appreciation (depreciation)	(30,147,308)
Net realized and unrealized loss	(22,059,681)
Net decrease in net assets resulting from operations	$(20,230,771)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia International Dividend Income Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment income	$1,828,910	$8,250,395
Net realized gain	8,087,627	36,008,475
Net change in unrealized appreciation (depreciation)	(30,147,308)	64,149,839
Net increase (decrease) in net assets resulting from operations	(20,230,771)	108,408,709
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,357,083)	(2,303,223)
Advisor Class	(50,364)	(10,794)
Class C	(90,550)	(27,948)
Institutional Class	(28,501,159)	(11,403,641)
Institutional 2 Class	(121,287)	(26,907)
Institutional 3 Class	(3,394,209)	(1,315,078)
Class R	(8,099)	(3,266)
Total distributions to shareholders	(38,522,751)	(15,090,857)
Increase (decrease) in net assets from capital stock activity	71,526,564	(27,098,761)
Total increase in net assets	12,773,042	66,219,091
Net assets at beginning of period	501,959,171	435,740,080
Net assets at end of period	$514,732,213	$501,959,171
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	384,516	7,921,681	211,277	4,459,140
Distributions reinvested	300,033	5,905,599	106,040	2,102,272
Redemptions	(241,020)	(4,973,771)	(529,408)	(10,555,991)
Net increase (decrease)	443,529	8,853,509	(212,091)	(3,994,579)
Advisor Class
Subscriptions	122,938	2,562,631	11,379	245,823
Distributions reinvested	2,527	50,162	536	10,715
Redemptions	(5,131)	(105,382)	(3,837)	(80,623)
Net increase	120,334	2,507,411	8,078	175,915
Class C
Subscriptions	49,454	934,971	14,316	284,333
Distributions reinvested	4,982	90,550	1,508	27,661
Redemptions	(7,215)	(138,917)	(39,424)	(757,440)
Net increase (decrease)	47,221	886,604	(23,600)	(445,446)
Institutional Class
Subscriptions	1,572,190	32,551,385	279,598	5,728,444
Distributions reinvested	1,402,104	27,709,699	557,992	11,085,963
Redemptions	(886,201)	(18,288,066)	(1,910,186)	(38,174,177)
Net increase (decrease)	2,088,093	41,973,018	(1,072,596)	(21,359,770)
Institutional 2 Class
Subscriptions	578,031	11,777,177	20,911	446,799
Distributions reinvested	6,151	121,084	1,353	26,826
Redemptions	(28,914)	(590,402)	(15,223)	(287,868)
Net increase	555,268	11,307,859	7,041	185,757
Institutional 3 Class
Subscriptions	520,235	10,684,643	96,542	2,054,514
Distributions reinvested	171,987	3,393,856	66,245	1,314,465
Redemptions	(395,812)	(8,067,218)	(260,124)	(5,036,683)
Net increase (decrease)	296,410	6,011,281	(97,337)	(1,667,704)
Class R
Subscriptions	759	15,657	343	6,876
Distributions reinvested	412	8,099	165	3,266
Redemptions	(1,776)	(36,874)	(160)	(3,076)
Net increase (decrease)	(605)	(13,118)	348	7,066
Total net increase (decrease)	3,550,250	71,526,564	(1,390,157)	(27,098,761)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia International Dividend Income Fund | Semiannual Report 2022

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Columbia International Dividend Income Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$21.61	0.05	(0.83)	(0.78)	(0.27)	(1.35)	(1.62)
Year Ended 8/31/2021	$17.70	0.30	4.20	4.50	(0.20)	(0.39)	(0.59)
Year Ended 8/31/2020	$17.88	0.37	0.07	0.44	(0.42)	(0.20)	(0.62)
Year Ended 8/31/2019	$18.83	0.45	(0.54)	(0.09)	(0.49)	(0.37)	(0.86)
Year Ended 8/31/2018	$18.24	0.48	0.65	1.13	(0.54)	—	(0.54)
Year Ended 8/31/2017	$17.05	0.49	1.26	1.75	(0.56)	—	(0.56)
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$21.81	0.05	(0.80)	(0.75)	(0.30)	(1.35)	(1.65)
Year Ended 8/31/2021	$17.86	0.36	4.23	4.59	(0.25)	(0.39)	(0.64)
Year Ended 8/31/2020	$18.04	0.40	0.08	0.48	(0.46)	(0.20)	(0.66)
Year Ended 8/31/2019	$18.99	0.51	(0.55)	(0.04)	(0.54)	(0.37)	(0.91)
Year Ended 8/31/2018	$18.39	0.54	0.64	1.18	(0.58)	—	(0.58)
Year Ended 8/31/2017	$17.19	0.54	1.26	1.80	(0.60)	—	(0.60)
Class C
Six Months Ended 2/28/2022 (Unaudited)	$20.07	(0.03)	(0.76)	(0.79)	(0.19)	(1.35)	(1.54)
Year Ended 8/31/2021	$16.50	0.11	3.95	4.06	(0.10)	(0.39)	(0.49)
Year Ended 8/31/2020	$16.70	0.22	0.06	0.28	(0.28)	(0.20)	(0.48)
Year Ended 8/31/2019	$17.63	0.29	(0.49)	(0.20)	(0.36)	(0.37)	(0.73)
Year Ended 8/31/2018	$17.10	0.31	0.62	0.93	(0.40)	—	(0.40)
Year Ended 8/31/2017	$16.02	0.33	1.18	1.51	(0.43)	—	(0.43)
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$21.69	0.08	(0.83)	(0.75)	(0.30)	(1.35)	(1.65)
Year Ended 8/31/2021	$17.76	0.35	4.22	4.57	(0.25)	(0.39)	(0.64)
Year Ended 8/31/2020	$17.95	0.41	0.06	0.47	(0.46)	(0.20)	(0.66)
Year Ended 8/31/2019	$18.90	0.50	(0.54)	(0.04)	(0.54)	(0.37)	(0.91)
Year Ended 8/31/2018	$18.30	0.53	0.65	1.18	(0.58)	—	(0.58)
Year Ended 8/31/2017	$17.11	0.54	1.25	1.79	(0.60)	—	(0.60)
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$21.63	0.07	(0.80)	(0.73)	(0.32)	(1.35)	(1.67)
Year Ended 8/31/2021	$17.72	0.38	4.20	4.58	(0.28)	(0.39)	(0.67)
Year Ended 8/31/2020	$17.90	0.44	0.07	0.51	(0.49)	(0.20)	(0.69)
Year Ended 8/31/2019	$18.85	0.56	(0.58)	(0.02)	(0.56)	(0.37)	(0.93)
Year Ended 8/31/2018	$18.26	0.56	0.64	1.20	(0.61)	—	(0.61)
Year Ended 8/31/2017	$17.07	0.60	1.22	1.82	(0.63)	—	(0.63)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia International Dividend Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$19.21	(3.72%)	1.32%(c)	1.25%(c),(d)	0.50%(c)	16%	$82,053
Year Ended 8/31/2021	$21.61	25.78%	1.34%(e),(f)	1.24%(d),(e),(f)	1.51%	28%	$82,701
Year Ended 8/31/2020	$17.70	2.65%	1.38%(e)	1.24%(d),(e)	2.09%	91%	$71,493
Year Ended 8/31/2019	$17.88	(0.16%)	1.44%	1.25%	2.56%	56%	$78,887
Year Ended 8/31/2018	$18.83	6.21%	1.44%	1.26%(d)	2.52%	39%	$93,177
Year Ended 8/31/2017	$18.24	10.48%	1.46%(g)	1.29%(d),(g)	2.79%	43%	$100,146
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$19.41	(3.56%)	1.08%(c)	1.01%(c),(d)	0.54%(c)	16%	$2,810
Year Ended 8/31/2021	$21.81	26.08%	1.09%(e),(f)	0.99%(d),(e),(f)	1.77%	28%	$534
Year Ended 8/31/2020	$17.86	2.90%	1.12%(e)	0.98%(d),(e)	2.16%	91%	$293
Year Ended 8/31/2019	$18.04	0.10%	1.19%	1.00%	2.84%	56%	$1,027
Year Ended 8/31/2018	$18.99	6.47%	1.19%	1.01%(d)	2.82%	39%	$1,141
Year Ended 8/31/2017	$18.39	10.73%	1.21%(g)	1.04%(d),(g)	3.08%	43%	$983
Class C
Six Months Ended 2/28/2022 (Unaudited)	$17.74	(4.07%)	2.07%(c)	2.01%(c),(d)	(0.28%)(c)	16%	$1,601
Year Ended 8/31/2021	$20.07	24.86%	2.09%(e),(f)	1.99%(d),(e),(f)	0.62%	28%	$864
Year Ended 8/31/2020	$16.50	1.83%	2.13%(e)	1.98%(d),(e)	1.30%	91%	$1,100
Year Ended 8/31/2019	$16.70	(0.86%)	2.19%	2.00%	1.72%	56%	$1,745
Year Ended 8/31/2018	$17.63	5.42%	2.19%	2.01%(d)	1.76%	39%	$3,268
Year Ended 8/31/2017	$17.10	9.60%	2.20%(g)	2.04%(d),(g)	2.03%	43%	$7,795
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$19.29	(3.58%)	1.07%(c)	1.00%(c),(d)	0.75%(c)	16%	$373,061
Year Ended 8/31/2021	$21.69	26.11%	1.09%(e),(f)	0.99%(d),(e),(f)	1.76%	28%	$374,189
Year Ended 8/31/2020	$17.76	2.86%	1.13%(e)	0.99%(d),(e)	2.34%	91%	$325,493
Year Ended 8/31/2019	$17.95	0.10%	1.19%	1.00%	2.83%	56%	$354,127
Year Ended 8/31/2018	$18.90	6.51%	1.19%	1.01%(d)	2.78%	39%	$395,163
Year Ended 8/31/2017	$18.30	10.72%	1.21%(g)	1.04%(d),(g)	3.06%	43%	$417,705
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$19.23	(3.51%)	0.92%(c)	0.87%(c)	0.69%(c)	16%	$11,762
Year Ended 8/31/2021	$21.63	26.23%	0.91%(e),(f)	0.86%(e),(f)	1.88%	28%	$1,219
Year Ended 8/31/2020	$17.72	3.07%	0.90%(e)	0.86%(e)	2.49%	91%	$873
Year Ended 8/31/2019	$17.90	0.23%	0.91%	0.87%	3.13%	56%	$1,337
Year Ended 8/31/2018	$18.85	6.62%	0.91%	0.88%	2.93%	39%	$553
Year Ended 8/31/2017	$18.26	10.92%	0.91%	0.91%	3.37%	43%	$506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$21.67	0.10	(0.83)	(0.73)	(0.32)	(1.35)	(1.67)
Year Ended 8/31/2021	$17.75	0.39	4.21	4.60	(0.29)	(0.39)	(0.68)
Year Ended 8/31/2020	$17.94	0.45	0.06	0.51	(0.50)	(0.20)	(0.70)
Year Ended 8/31/2019	$18.89	0.51	(0.52)	(0.01)	(0.57)	(0.37)	(0.94)
Year Ended 8/31/2018	$18.29	0.57	0.65	1.22	(0.62)	—	(0.62)
Year Ended 8/31/2017	$17.10	0.68	1.15	1.83	(0.64)	—	(0.64)
Class R
Six Months Ended 2/28/2022 (Unaudited)	$21.57	0.03	(0.83)	(0.80)	(0.25)	(1.35)	(1.60)
Year Ended 8/31/2021	$17.67	0.26	4.19	4.45	(0.16)	(0.39)	(0.55)
Year Ended 8/31/2020	$17.85	0.32	0.07	0.39	(0.37)	(0.20)	(0.57)
Year Ended 8/31/2019	$18.80	0.25	(0.38)	(0.13)	(0.45)	(0.37)	(0.82)
Year Ended 8/31/2018	$18.21	0.43	0.65	1.08	(0.49)	—	(0.49)
Year Ended 8/31/2017	$17.03	0.45	1.24	1.69	(0.51)	—	(0.51)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of:

Class	2/28/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017
Class A	0.01%	0.01%	0.02%	—%	0.01%	0.02%
Advisor Class	0.00%	0.01%	0.03%	—%	0.02%	0.02%
Class C	0.01%	0.02%	0.02%	—%	0.02%	0.02%
Institutional Class	0.01%	0.01%	0.02%	—%	0.02%	0.02%
Class R	0.01%	0.01%	0.02%	—%	0.01%	0.02%

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Class R
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia International Dividend Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$19.27	(3.48%)	0.84%(c)	0.81%(c)	0.94%(c)	16%	$43,336
Year Ended 8/31/2021	$21.67	26.30%	0.86%(e),(f)	0.81%(e),(f)	1.95%	28%	$42,318
Year Ended 8/31/2020	$17.75	3.07%	0.85%(e)	0.81%(e)	2.58%	91%	$36,384
Year Ended 8/31/2019	$17.94	0.29%	0.85%	0.81%	2.87%	56%	$47,630
Year Ended 8/31/2018	$18.89	6.72%	0.85%	0.82%	2.98%	39%	$63,148
Year Ended 8/31/2017	$18.29	10.95%	0.85%	0.85%	3.77%	43%	$64,718
Class R
Six Months Ended 2/28/2022 (Unaudited)	$19.17	(3.85%)	1.56%(c)	1.50%(c),(d)	0.32%(c)	16%	$108
Year Ended 8/31/2021	$21.57	25.48%	1.59%(e),(f)	1.49%(d),(e),(f)	1.28%	28%	$135
Year Ended 8/31/2020	$17.67	2.37%	1.63%(e)	1.49%(d),(e)	1.84%	91%	$104
Year Ended 8/31/2019	$17.85	(0.41%)	1.70%	1.50%	1.41%	56%	$117
Year Ended 8/31/2018	$18.80	5.95%	1.69%	1.51%(d)	2.27%	39%	$1,705
Year Ended 8/31/2017	$18.21	10.16%	1.71%(g)	1.54%(d),(g)	2.57%	43%	$1,753
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2022	19

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Columbia International Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia International Dividend Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia International Dividend Income Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.77% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to
22	Columbia International Dividend Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or other inter-company arrangements, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia International Dividend Income Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.23
Advisor Class	0.23
Class C	0.23
Institutional Class	0.23
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.23
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, these minimum account balance fees reduced total expenses of the Fund by $43,058.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	49,128
Class C	—	1.00(b)	54

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia International Dividend Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2022 through December 31, 2022	Prior to January 1, 2022
Class A	1.27%	1.25%
Advisor Class	1.02	1.00
Class C	2.02	2.00
Institutional Class	1.02	1.00
Institutional 2 Class	0.88	0.85
Institutional 3 Class	0.83	0.81
Class R	1.52	1.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
458,623,000	74,521,000	(18,843,000)	55,678,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia International Dividend Income Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $119,526,985 and $80,262,194, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,600,000	0.60	1
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
26	Columbia International Dividend Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 9. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe which are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Columbia International Dividend Income Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual
28	Columbia International Dividend Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
(10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia International Dividend Income Fund | Semiannual Report 2022	29

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Columbia International Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR154_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Columbia Global Technology Growth Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Global Technology Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Technology Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.
Portfolio management
Rahul Narang
Portfolio Manager
Managed Fund since 2012
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-9.76	2.96	23.49	21.23
	Including sales charges		-14.95	-2.97	22.03	20.51
Advisor Class*		11/08/12	-9.65	3.21	23.80	21.54
Class C	Excluding sales charges	10/13/03	-10.10	2.16	22.56	20.33
	Including sales charges		-10.96	1.18	22.56	20.33
Institutional Class		11/09/00	-9.65	3.21	23.79	21.53
Institutional 2 Class*		11/08/12	-9.62	3.26	23.88	21.65
Institutional 3 Class*		03/01/16	-9.60	3.31	23.94	21.63
S&P Global 1200 Information Technology Index (Net)			-5.68	12.62	24.32	18.84
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The S&P Global 1200 Information Technology Index (Net) is a float-adjusted, market-cap-weighted index consisting of all members of the S&P Global 1200 that are classified within the GICS Information Technology sector.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Global Technology Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2022)
Communication Services	10.6
Consumer Discretionary	6.6
Health Care	0.2
Industrials	0.3
Information Technology	81.8
Materials	0.2
Real Estate	0.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at February 28, 2022)
Information Technology
Application Software	11.3
Communications Equipment	2.0
Data Processing & Outsourced Services	9.0
Electronic Components	0.6
Electronic Equipment & Instruments	0.9
Electronic Manufacturing Services	0.6
Internet Services & Infrastructure	2.5
IT Consulting & Other Services	1.9
Semiconductor Equipment	7.2
Semiconductors	19.5
Systems Software	13.6
Technology Distributors	0.4
Technology Hardware, Storage & Peripherals	12.3
Total	81.8
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Global Technology Growth Fund | Semiannual Report 2022

Fund at a Glance   (continued)
(Unaudited)
Country breakdown (%) (at February 28, 2022)
Brazil	0.1
Canada	0.7
France	0.2
Germany	0.4
Ireland	1.2
Israel	0.2
Japan	0.5
Netherlands	3.8
Norway	0.1
South Korea	1.2
Taiwan	2.2
United Kingdom	0.3
United States(a)	89.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2022, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Columbia Global Technology Growth Fund | Semiannual Report 2022	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	902.40	1,018.99	5.52	5.86	1.17
Advisor Class	1,000.00	1,000.00	903.50	1,020.23	4.34	4.61	0.92
Class C	1,000.00	1,000.00	899.00	1,015.27	9.04	9.59	1.92
Institutional Class	1,000.00	1,000.00	903.50	1,020.23	4.34	4.61	0.92
Institutional 2 Class	1,000.00	1,000.00	903.80	1,020.53	4.06	4.31	0.86
Institutional 3 Class	1,000.00	1,000.00	904.00	1,020.78	3.82	4.06	0.81
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6	Columbia Global Technology Growth Fund | Semiannual Report 2022

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Brazil 0.1%
Stone Co., Ltd., Class A(a)	117,851	1,324,645
Canada 0.7%
Shopify, Inc., Class A(a)	27,151	18,849,853
France 0.2%
Capgemini SE	30,791	6,445,468
Germany 0.4%
SAP SE, ADR	104,025	11,711,134
Ireland 1.2%
Accenture PLC, Class A	105,528	33,348,959
Israel 0.2%
Global-e Online Ltd.(a)	151,965	5,947,910
Japan 0.5%
Keyence Corp.	30,400	14,379,228
Netherlands 3.8%
ASML Holding NV	91,358	60,891,021
NXP Semiconductors NV	147,772	28,094,413
STMicroelectronics NV, Registered Shares	365,364	15,462,204
Total		104,447,638
Norway 0.1%
SmartCraft ASA(a)	1,728,916	3,505,589
South Korea 1.2%
Samsung Electronics Co., Ltd.	522,935	31,508,612
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	554,275	59,312,968
United Kingdom 0.3%
Atlassian Corp. PLC, Class A(a)	21,860	6,683,039
Trainline PLC(a)	621,041	1,696,246
Total		8,379,285
United States 87.9%
Activision Blizzard, Inc.	287,429	23,425,463
Adobe, Inc.(a)	85,256	39,872,526
Advanced Micro Devices, Inc.(a)	336,598	41,515,997
Airbnb, Inc., Class A(a)	85,746	12,989,662
Akamai Technologies, Inc.(a)	57,051	6,176,341
Common Stocks (continued)
Issuer	Shares	Value ($)
Alphabet, Inc., Class A(a)	59,040	159,475,306
Alteryx, Inc., Class A(a)	74,477	4,639,917
Amazon.com, Inc.(a)	35,138	107,917,934
Amphenol Corp., Class A	142,511	10,832,261
Analog Devices, Inc.	179,727	28,808,441
ANSYS, Inc.(a)	47,032	15,247,304
Apple, Inc.	1,569,266	259,117,202
Applied Materials, Inc.	320,549	43,017,676
Arista Networks, Inc.(a)	112,619	13,821,730
Autodesk, Inc.(a)	35,455	7,808,255
Automatic Data Processing, Inc.	98,037	20,042,684
Avalara, Inc.(a)	97,634	10,145,149
Bill.com Holdings, Inc.(a)	30,760	7,317,189
Block, Inc., Class A(a)	145,632	18,568,080
Booking Holdings, Inc.(a)	4,510	9,796,848
Broadcom, Inc.	127,405	74,842,793
Cadence Design Systems, Inc.(a)	96,179	14,564,386
CDW Corp.	58,647	10,114,262
Cisco Systems, Inc.	482,207	26,892,684
Cognizant Technology Solutions Corp., Class A	69,047	5,947,018
Comcast Corp., Class A	114,857	5,370,713
Corning, Inc.	136,436	5,512,014
Coupa Software, Inc.(a)	52,403	6,341,287
Crowdstrike Holdings, Inc., Class A(a)	106,072	20,706,315
CS Disco, Inc.(a)	80,829	3,053,720
DocuSign, Inc.(a)	10,303	1,220,184
DoorDash, Inc., Class A(a)	30,113	3,160,359
Doximity, Inc., Class A(a)	55,070	3,378,545
Electronic Arts, Inc.	58,411	7,598,687
EngageSmart, Inc.(a)	201,782	4,439,204
Fidelity National Information Services, Inc.	169,250	16,117,678
Fiserv, Inc.(a)	102,396	10,001,017
Flywire Corp.(a)	92,724	2,509,111
Fortinet, Inc.(a)	73,856	25,444,869
Global Payments, Inc.	78,969	10,532,885
HP, Inc.	430,227	14,782,600
HubSpot, Inc.(a)	15,174	7,966,350
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intel Corp.	428,935	20,460,199
Intuit, Inc.	74,792	35,479,081
Keysight Technologies, Inc.(a)	68,322	10,751,833
KLA Corp.	37,044	12,909,834
Lam Research Corp.	141,200	79,262,620
Livent Corp.(a)	232,892	5,484,607
Marvell Technology, Inc.	710,630	48,557,348
MasterCard, Inc., Class A	176,802	63,793,698
Match Group, Inc.(a)	83,165	9,272,066
Meta Platforms, Inc., Class A(a)	107,559	22,698,176
Microchip Technology, Inc.	167,640	11,790,121
Micron Technology, Inc.	369,103	32,798,493
Microsoft Corp.	855,582	255,639,346
MongoDB, Inc.(a)	39,517	15,095,099
Motorola Solutions, Inc.	58,822	12,966,133
NetApp, Inc.	226,119	17,723,207
Netflix, Inc.(a)	31,844	12,563,095
NVIDIA Corp.	479,051	116,816,586
Oracle Corp.	220,814	16,775,240
Palo Alto Networks, Inc.(a)	29,521	17,542,854
Paycom Software, Inc.(a)	24,694	8,376,452
PayPal Holdings, Inc.(a)	203,212	22,745,519
Pinterest, Inc., Class A(a)	86,650	2,317,888
PubMatic, Inc., Class A(a)	158,201	4,840,951
QUALCOMM, Inc.	165,369	28,441,814
RingCentral, Inc., Class A(a)	38,656	5,057,751
SailPoint Technologies Holdings, Inc.(a)	102,061	4,222,264
Salesforce.com, Inc.(a)	146,561	30,855,487
SBA Communications Corp.	28,070	8,516,157
SentinelOne, Inc., Class A(a)	127,591	5,295,027
ServiceNow, Inc.(a)	42,738	24,784,621
Sharecare, Inc.(a)	720,523	2,197,595
Shift4 Payments, Inc., Class A(a)	96,465	5,078,882
Snap, Inc.(a)	152,565	6,093,446
Common Stocks (continued)
Issuer	Shares	Value ($)
Snowflake, Inc., Class A(a)	7,970	2,117,310
Splunk, Inc.(a)	43,747	5,166,521
Synopsys, Inc.(a)	182,042	56,868,100
Take-Two Interactive Software, Inc.(a)	33,933	5,497,146
TE Connectivity Ltd.	110,704	15,767,571
Tesla Motors, Inc.(a)	29,039	25,276,417
Texas Instruments, Inc.	123,578	21,007,024
Thoughtworks Holding, Inc.(a)	224,689	5,136,391
T-Mobile USA, Inc.(a)	58,452	7,201,871
Toast, Inc., Class A(a)	126,122	2,588,023
Trade Desk, Inc. (The), Class A(a)	108,036	9,217,632
Twilio, Inc., Class A(a)	45,713	7,990,632
Uber Technologies, Inc.(a)	251,859	9,074,480
Universal Display Corp.	26,096	4,042,531
VeriSign, Inc.(a)	87,655	18,733,627
Visa, Inc., Class A	329,991	71,317,655
Visteon Corp.(a)	99,644	11,974,219
Walt Disney Co. (The)(a)	86,177	12,793,837
Western Digital Corp.(a)	224,083	11,414,788
Workday, Inc., Class A(a)	27,707	6,346,288
Zoom Video Communications, Inc., Class A(a)	50,060	6,637,956
ZoomInfo Technologies, Inc., Class A(a)	164,214	8,980,864
Total		2,423,387,019
Total Common Stocks (Cost $1,113,233,335)		2,722,548,308

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(b),(c)	30,574,043	30,564,871
Total Money Market Funds (Cost $30,561,043)		30,564,871
Total Investments in Securities (Cost $1,143,794,378)		2,753,113,179
Other Assets & Liabilities, Net		2,927,699
Net Assets		$2,756,040,878

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Technology Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	36,353,432	149,607,639	(155,391,835)	(4,365)	30,564,871	(2,474)	15,907	30,574,043
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	1,324,645	—	—	1,324,645
Canada	18,849,853	—	—	18,849,853
France	—	6,445,468	—	6,445,468
Germany	11,711,134	—	—	11,711,134
Ireland	33,348,959	—	—	33,348,959
Israel	5,947,910	—	—	5,947,910
Japan	—	14,379,228	—	14,379,228
Netherlands	104,447,638	—	—	104,447,638
Norway	—	3,505,589	—	3,505,589
South Korea	—	31,508,612	—	31,508,612
Taiwan	59,312,968	—	—	59,312,968
United Kingdom	6,683,039	1,696,246	—	8,379,285
United States	2,423,387,019	—	—	2,423,387,019
Total Common Stocks	2,665,013,165	57,535,143	—	2,722,548,308
Money Market Funds	30,564,871	—	—	30,564,871
Total Investments in Securities	2,695,578,036	57,535,143	—	2,753,113,179
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Technology Growth Fund | Semiannual Report 2022

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,113,233,335)	$2,722,548,308
Affiliated issuers (cost $30,561,043)	30,564,871
Cash	88
Receivable for:
Investments sold	727,782
Capital shares sold	3,978,561
Dividends	1,379,466
Foreign tax reclaims	80,057
Prepaid expenses	25,910
Trustees’ deferred compensation plan	144,160
Other assets	33,546
Total assets	2,759,482,749
Liabilities
Payable for:
Investments purchased	71
Capital shares purchased	2,770,954
Management services fees	180,618
Distribution and/or service fees	29,937
Transfer agent fees	254,018
Compensation of board members	24,161
Compensation of chief compliance officer	123
Other expenses	37,829
Trustees’ deferred compensation plan	144,160
Total liabilities	3,441,871
Net assets applicable to outstanding capital stock	$2,756,040,878
Represented by
Paid in capital	1,089,386,342
Total distributable earnings (loss)	1,666,654,536
Total - representing net assets applicable to outstanding capital stock	$2,756,040,878
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities  (continued)
February 28, 2022 (Unaudited)
Class A
Net assets	$652,431,940
Shares outstanding	10,934,250
Net asset value per share	$59.67
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$63.31
Advisor Class
Net assets	$114,799,803
Shares outstanding	1,810,089
Net asset value per share	$63.42
Class C
Net assets	$200,183,834
Shares outstanding	3,828,088
Net asset value per share	$52.29
Institutional Class
Net assets	$1,194,630,890
Shares outstanding	19,113,129
Net asset value per share	$62.50
Institutional 2 Class
Net assets	$183,173,266
Shares outstanding	2,866,344
Net asset value per share	$63.90
Institutional 3 Class
Net assets	$410,821,145
Shares outstanding	6,406,737
Net asset value per share	$64.12
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Technology Growth Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,948,413
Dividends — affiliated issuers	15,907
Foreign taxes withheld	(284,194)
Total income	8,680,126
Expenses:
Management services fees	12,335,364
Distribution and/or service fees
Class A	890,981
Class C	1,153,970
Transfer agent fees
Class A	391,046
Advisor Class	73,433
Class C	126,589
Institutional Class	747,785
Institutional 2 Class	62,273
Institutional 3 Class	12,546
Compensation of board members	24,910
Custodian fees	25,373
Printing and postage fees	50,369
Registration fees	67,146
Audit fees	14,628
Legal fees	19,866
Compensation of chief compliance officer	389
Other	23,250
Total expenses	16,019,918
Expense reduction	(120)
Total net expenses	16,019,798
Net investment loss	(7,339,672)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	93,597,910
Investments — affiliated issuers	(2,474)
Foreign currency translations	(24,252)
Net realized gain	93,571,184
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(388,068,869)
Investments — affiliated issuers	(4,365)
Foreign currency translations	(3,570)
Net change in unrealized appreciation (depreciation)	(388,076,804)
Net realized and unrealized loss	(294,505,620)
Net decrease in net assets resulting from operations	$(301,845,292)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment loss	$(7,339,672)	$(12,282,576)
Net realized gain	93,571,184	146,471,228
Net change in unrealized appreciation (depreciation)	(388,076,804)	648,458,841
Net increase (decrease) in net assets resulting from operations	(301,845,292)	782,647,493
Distributions to shareholders
Net investment income and net realized gains
Class A	(30,250,343)	(5,485,992)
Advisor Class	(5,648,183)	(1,354,857)
Class C	(9,216,658)	(2,302,759)
Institutional Class	(58,805,302)	(12,661,305)
Institutional 2 Class	(9,361,729)	(2,045,536)
Institutional 3 Class	(19,242,649)	(3,255,656)
Total distributions to shareholders	(132,524,864)	(27,106,105)
Decrease in net assets from capital stock activity	(36,973,775)	(85,497,066)
Total increase (decrease) in net assets	(471,343,931)	670,044,322
Net assets at beginning of period	3,227,384,809	2,557,340,487
Net assets at end of period	$2,756,040,878	$3,227,384,809
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Technology Growth Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	866,823	57,146,503	2,601,093	151,912,989
Distributions reinvested	403,671	26,932,912	85,071	4,843,078
Redemptions	(969,199)	(63,622,827)	(2,329,655)	(136,127,504)
Net increase	301,295	20,456,588	356,509	20,628,563
Advisor Class
Subscriptions	235,341	16,616,772	779,152	48,269,560
Distributions reinvested	77,045	5,460,919	21,781	1,313,805
Redemptions	(539,590)	(37,934,414)	(2,847,580)	(158,868,584)
Net decrease	(227,204)	(15,856,723)	(2,046,647)	(109,285,219)
Class C
Subscriptions	183,220	10,766,266	527,979	27,251,116
Distributions reinvested	147,721	8,650,536	42,629	2,141,276
Redemptions	(505,165)	(28,723,511)	(1,013,612)	(52,557,189)
Net decrease	(174,224)	(9,306,709)	(443,004)	(23,164,797)
Institutional Class
Subscriptions	1,552,726	108,151,195	3,824,124	232,020,778
Distributions reinvested	625,016	43,657,376	155,026	9,222,520
Redemptions	(2,724,099)	(187,362,679)	(5,045,996)	(313,649,025)
Net decrease	(546,357)	(35,554,108)	(1,066,846)	(72,405,727)
Institutional 2 Class
Subscriptions	206,896	14,590,125	949,181	59,312,190
Distributions reinvested	131,098	9,361,729	33,666	2,045,536
Redemptions	(697,415)	(48,962,739)	(1,026,308)	(64,203,980)
Net decrease	(359,421)	(25,010,885)	(43,461)	(2,846,254)
Institutional 3 Class
Subscriptions	1,062,469	76,456,942	3,117,845	196,817,802
Distributions reinvested	267,546	19,169,684	53,263	3,246,413
Redemptions	(951,597)	(67,328,564)	(1,572,241)	(98,487,847)
Net increase	378,418	28,298,062	1,598,867	101,576,368
Total net decrease	(627,493)	(36,973,775)	(1,644,582)	(85,497,066)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$68.96	(0.20)	(6.23)	(6.43)	(2.86)	(2.86)
Year Ended 8/31/2021	$52.81	(0.34)	17.02	16.68	(0.53)	(0.53)
Year Ended 8/31/2020	$35.69	(0.14)	17.76	17.62	(0.50)	(0.50)
Year Ended 8/31/2019	$36.28	(0.05)	1.10	1.05	(1.64)	(1.64)
Year Ended 8/31/2018	$28.59	(0.11)	8.86	8.75	(1.06)	(1.06)
Year Ended 8/31/2017	$21.19	(0.08)	7.56	7.48	(0.08)	(0.08)
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$73.19	(0.13)	(6.61)	(6.74)	(3.03)	(3.03)
Year Ended 8/31/2021	$55.95	(0.20)	18.04	17.84	(0.60)	(0.60)
Year Ended 8/31/2020	$37.69	(0.04)	18.80	18.76	(0.50)	(0.50)
Year Ended 8/31/2019	$38.21	0.04	1.16	1.20	(1.72)	(1.72)
Year Ended 8/31/2018	$30.05	(0.02)	9.31	9.29	(1.13)	(1.13)
Year Ended 8/31/2017	$22.21	(0.02)	7.94	7.92	(0.08)	(0.08)
Class C
Six Months Ended 2/28/2022 (Unaudited)	$60.51	(0.40)	(5.46)	(5.86)	(2.36)	(2.36)
Year Ended 8/31/2021	$46.75	(0.69)	14.98	14.29	(0.53)	(0.53)
Year Ended 8/31/2020	$31.88	(0.40)	15.77	15.37	(0.50)	(0.50)
Year Ended 8/31/2019	$32.54	(0.27)	0.99	0.72	(1.38)	(1.38)
Year Ended 8/31/2018	$25.78	(0.32)	7.97	7.65	(0.89)	(0.89)
Year Ended 8/31/2017	$19.26	(0.24)	6.84	6.60	(0.08)	(0.08)
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$72.17	(0.12)	(6.52)	(6.64)	(3.03)	(3.03)
Year Ended 8/31/2021	$55.18	(0.20)	17.79	17.59	(0.60)	(0.60)
Year Ended 8/31/2020	$37.17	(0.04)	18.55	18.51	(0.50)	(0.50)
Year Ended 8/31/2019	$37.72	0.03	1.15	1.18	(1.73)	(1.73)
Year Ended 8/31/2018	$29.68	(0.03)	9.20	9.17	(1.13)	(1.13)
Year Ended 8/31/2017	$21.94	(0.02)	7.84	7.82	(0.08)	(0.08)
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$73.74	(0.11)	(6.66)	(6.77)	(3.07)	(3.07)
Year Ended 8/31/2021	$56.36	(0.17)	18.18	18.01	(0.63)	(0.63)
Year Ended 8/31/2020	$37.94	(0.01)	18.93	18.92	(0.50)	(0.50)
Year Ended 8/31/2019	$38.45	0.06	1.18	1.24	(1.75)	(1.75)
Year Ended 8/31/2018	$30.23	(0.00)(e)	9.37	9.37	(1.15)	(1.15)
Year Ended 8/31/2017	$22.33	0.01	7.97	7.98	(0.08)	(0.08)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Technology Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$59.67	(9.76%)	1.17%(c)	1.17%(c),(d)	(0.61%)(c)	6%	$652,432
Year Ended 8/31/2021	$68.96	31.80%	1.18%	1.18%(d)	(0.57%)	18%	$733,206
Year Ended 8/31/2020	$52.81	49.88%	1.22%	1.22%(d)	(0.35%)	12%	$542,684
Year Ended 8/31/2019	$35.69	4.08%	1.24%	1.24%	(0.16%)	40%	$333,217
Year Ended 8/31/2018	$36.28	31.32%	1.25%	1.25%(d)	(0.33%)	28%	$372,730
Year Ended 8/31/2017	$28.59	35.41%	1.32%	1.32%(d)	(0.33%)	40%	$228,598
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$63.42	(9.65%)	0.92%(c)	0.92%(c),(d)	(0.36%)(c)	6%	$114,800
Year Ended 8/31/2021	$73.19	32.12%	0.93%	0.93%(d)	(0.32%)	18%	$149,110
Year Ended 8/31/2020	$55.95	50.26%	0.97%	0.97%(d)	(0.10%)	12%	$228,489
Year Ended 8/31/2019	$37.69	4.33%	0.99%	0.99%	0.11%	40%	$135,472
Year Ended 8/31/2018	$38.21	31.65%	1.01%	1.01%(d)	(0.05%)	28%	$104,061
Year Ended 8/31/2017	$30.05	35.77%	1.07%	1.07%(d)	(0.06%)	40%	$13,629
Class C
Six Months Ended 2/28/2022 (Unaudited)	$52.29	(10.10%)	1.92%(c)	1.92%(c),(d)	(1.36%)(c)	6%	$200,184
Year Ended 8/31/2021	$60.51	30.80%	1.93%	1.93%(d)	(1.32%)	18%	$242,186
Year Ended 8/31/2020	$46.75	48.77%	1.97%	1.97%(d)	(1.10%)	12%	$207,808
Year Ended 8/31/2019	$31.88	3.31%	1.99%	1.99%	(0.90%)	40%	$139,366
Year Ended 8/31/2018	$32.54	30.31%	2.00%	2.00%(d)	(1.08%)	28%	$139,590
Year Ended 8/31/2017	$25.78	34.39%	2.07%	2.07%(d)	(1.08%)	40%	$92,158
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$62.50	(9.65%)	0.92%(c)	0.92%(c),(d)	(0.36%)(c)	6%	$1,194,631
Year Ended 8/31/2021	$72.17	32.11%	0.93%	0.93%(d)	(0.32%)	18%	$1,418,896
Year Ended 8/31/2020	$55.18	50.29%	0.97%	0.97%(d)	(0.10%)	12%	$1,143,613
Year Ended 8/31/2019	$37.17	4.32%	0.99%	0.99%	0.09%	40%	$693,232
Year Ended 8/31/2018	$37.72	31.64%	1.00%	1.00%(d)	(0.09%)	28%	$686,134
Year Ended 8/31/2017	$29.68	35.75%	1.07%	1.07%(d)	(0.08%)	40%	$398,021
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$63.90	(9.62%)	0.86%(c)	0.86%(c)	(0.31%)(c)	6%	$183,173
Year Ended 8/31/2021	$73.74	32.20%	0.87%	0.87%	(0.26%)	18%	$237,884
Year Ended 8/31/2020	$56.36	50.35%	0.90%	0.90%	(0.03%)	12%	$184,262
Year Ended 8/31/2019	$37.94	4.42%	0.92%	0.92%	0.17%	40%	$130,115
Year Ended 8/31/2018	$38.45	31.73%	0.93%	0.93%	(0.00%)(e)	28%	$101,134
Year Ended 8/31/2017	$30.23	35.84%	0.98%	0.98%	0.02%	40%	$45,747
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$74.00	(0.09)	(6.69)	(6.78)	(3.10)	(3.10)
Year Ended 8/31/2021	$56.55	(0.14)	18.25	18.11	(0.66)	(0.66)
Year Ended 8/31/2020	$38.04	0.01	19.00	19.01	(0.50)	(0.50)
Year Ended 8/31/2019	$38.55	0.08	1.18	1.26	(1.77)	(1.77)
Year Ended 8/31/2018	$30.31	0.01	9.39	9.40	(1.16)	(1.16)
Year Ended 8/31/2017	$22.37	0.03	7.99	8.02	(0.08)	(0.08)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Technology Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$64.12	(9.60%)	0.81%(c)	0.81%(c)	(0.26%)(c)	6%	$410,821
Year Ended 8/31/2021	$74.00	32.27%	0.82%	0.82%	(0.21%)	18%	$446,103
Year Ended 8/31/2020	$56.55	50.46%	0.85%	0.85%	0.02%	12%	$250,485
Year Ended 8/31/2019	$38.04	4.47%	0.87%	0.87%	0.22%	40%	$102,746
Year Ended 8/31/2018	$38.55	31.77%	0.88%	0.88%	0.03%	28%	$64,995
Year Ended 8/31/2017	$30.31	35.96%	0.93%	0.93%	0.10%	40%	$40,899
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2022	19

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Columbia Global Technology Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Global Technology Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Global Technology Growth Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.79% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
22	Columbia Global Technology Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, these minimum account balance fees reduced total expenses of the Fund by $120.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Global Technology Growth Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	560,464
Class C	—	1.00(b)	5,531

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2022 through December 31, 2022	Prior to January 1, 2022
Class A	1.37%	1.38%
Advisor Class	1.12	1.13
Class C	2.12	2.13
Institutional Class	1.12	1.13
Institutional 2 Class	1.07	1.07
Institutional 3 Class	1.02	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
24	Columbia Global Technology Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,143,794,000	1,673,773,000	(64,454,000)	1,609,319,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $192,466,245 and $364,578,578, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment
Columbia Global Technology Growth Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
26	Columbia Global Technology Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At February 28, 2022, two unaffiliated shareholders of record owned 25.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 17.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Global Technology Growth Fund | Semiannual Report 2022	27

Columbia Global Technology Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR234_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Multi-Manager Total Return Bond Strategies Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Total Return Bond Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Total Return Bond Strategies Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of capital appreciation and current income.
Portfolio management
Loomis, Sayles & Company, L.P.
Christopher Harms
Clifton Rowe, CFA
Daniel Conklin, CFA
PGIM, Inc.
Michael Collins, CFA
Robert Tipp, CFA
Richard Piccirillo
Gregory Peters
TCW Investment Management Company LLC
Stephen Kane, CFA
Laird Landmann
Bryan Whalen, CFA
Voya Investment Management Co. LLC
Matthew Toms, CFA
Randall Parrish, CFA
David Goodson
Average annual total returns (%) (for the period ended February 28, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Institutional Class*	01/03/17	-4.43	-2.40	2.85	2.70
Institutional 3 Class*	12/18/19	-4.32	-2.37	2.86	2.70
Bloomberg U.S. Aggregate Bond Index		-4.07	-2.64	2.71	2.47
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of a class include the returns of the Fund’s Class A shares for the period from April 20, 2012 (the inception date of the Fund) through January 2, 2017, and for Institutional 3 Class shares, include the returns of the Fund’s Institutional Class shares for the period from January 3, 2017 through the inception date of the class. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. Effective August 24, 2021, the Bloomberg Barclays U.S. Aggregate Bond Index was re-branded as the Bloomberg U.S. Aggregate Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2022)
Asset-Backed Securities — Non-Agency	11.6
Commercial Mortgage-Backed Securities - Agency	0.7
Commercial Mortgage-Backed Securities - Non-Agency	5.8
Common Stocks	0.0(a)
Convertible Bonds	0.1
Corporate Bonds & Notes	32.4
Foreign Government Obligations	2.2
Inflation-Indexed Bonds	0.1
Money Market Funds	7.4
Municipal Bonds	0.4
Residential Mortgage-Backed Securities - Agency	17.5
Residential Mortgage-Backed Securities - Non-Agency	4.5
Rights	0.0(a)
Senior Loans	0.6
Treasury Bills	2.4
U.S. Government & Agency Obligations	0.1
U.S. Treasury Obligations	14.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at February 28, 2022)
AAA rating	44.0
AA rating	3.8
A rating	12.4
BBB rating	19.7
BB rating	5.4
B rating	2.6
CCC rating	0.8
CC rating	0.2
C rating	0.0(a)
D rating	0.0(a)
Not rated	11.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2022)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	201.7	(101.7)	100.0
Total Notional Market Value of Derivative Contracts	201.7	(101.7)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	955.70	1,022.36	2.38	2.46	0.49
Institutional 3 Class	1,000.00	1,000.00	956.80	1,022.56	2.18	2.26	0.45
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2021-B Class A
08/17/2026	1.030%	2,510,000	2,464,688
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month USD LIBOR + 1.350% Floor 1.350% 04/15/2034	1.508%	12,200,000	12,124,140
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/20/2034	1.980%	1,000,000	978,345
AGL CLO Ltd.(a),(b)
Series 2021-13A Class A1
3-month USD LIBOR + 1.160% Floor 1.160% 10/20/2034	1.320%	5,250,000	5,217,985
AIG CLO(a),(b)
Series 2021-1A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/22/2034	1.878%	1,750,000	1,687,117
AIG CLO Ltd.(a),(b)
Series 2019-2A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/25/2033	1.358%	12,500,000	12,394,862
Series 2021-2A Class A
3-month USD LIBOR + 1.170% Floor 1.170% 07/20/2034	1.424%	6,950,000	6,883,197
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month USD LIBOR + 1.130% Floor 1.130% 10/17/2034	1.371%	4,000,000	3,966,524
Series 2021-16A Class A
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2035	1.375%	3,000,000	2,979,267
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	1.341%	7,500,000	7,446,637
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	1,303,960	1,307,517
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-2 Class B
09/13/2024	2.480%	369,562	370,020
Subordinated Series 2020-4 Class C
12/14/2026	1.310%	2,830,000	2,807,988
Subordinated Series 2021-1 Class B
03/13/2025	0.610%	85,000	84,819
Subordinated Series 2021-3 Class B
02/13/2026	0.660%	2,430,000	2,400,339
AmeriCredit Automobile Receivables Trust
Series 2019-2 Class B
07/18/2024	2.540%	6,060,000	6,092,173
Series 2020-1 Class D
12/18/2025	1.800%	950,000	937,081
Series 2020-2 Class D
03/18/2026	2.130%	500,000	498,353
Series 2021-2 Class B
01/19/2027	0.690%	2,380,000	2,320,947
Subordinated Series 2019-1 Class D
03/18/2025	3.620%	2,250,000	2,288,198
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,450,000	1,458,222
Subordinated Series 2020-2 Class B
02/18/2026	0.970%	540,000	536,742
Subordinated Series 2021-2 Class C
01/19/2027	1.010%	2,905,000	2,807,920
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	2,987,812
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	1.494%	5,250,000	5,232,696
Series 2016-8A Class AR2
3-month USD LIBOR + 1.200% Floor 1.200% 10/27/2034	1.327%	11,500,000	11,403,492
Series 2021-21A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/20/2034	1.887%	10,000,000	9,932,140
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	1.314%	6,400,000	6,368,269
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month USD LIBOR + 2.050% Floor 2.050% 10/20/2030	2.304%	2,900,000	2,866,392
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class A2I
06/07/2049	4.194%	1,039,500	1,047,652
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	494,248
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	1,158,766	1,144,295
Series 2021-A Class A
07/17/2046	1.540%	2,954,825	2,876,431
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2022-FL1 Class A
30-day Average SOFR + 1.450% Floor 1.450% 01/15/2037	1.500%	7,100,000	7,094,462
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	1.521%	2,218,821	2,216,416
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	1.089%	13,409,806	13,328,395
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 11/21/2030	1.439%	2,500,000	2,491,030
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-2A Class A
03/20/2024	2.970%	750,000	760,490
Series 2020-1A Class A
08/20/2026	2.330%	115,000	114,796
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,574,627
Bain Capital Credit CLO Ltd.(a),(b)
Series 2019-3A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 10/21/2034	1.415%	17,250,000	17,124,748
Balboa Bay Loan Funding Ltd.(a),(b)
Series 2020-1A Class AR
3-month USD LIBOR + 1.120% Floor 1.120% 01/20/2032	1.374%	13,750,000	13,634,486
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2020-2A Class AR
3-month USD LIBOR + 1.010% Floor 1.010% 10/15/2033	1.251%	7,500,000	7,465,395
Series 2020-4A Class A
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	1.474%	6,500,000	6,472,472
BDS Ltd.(a),(b)
Series 2021-FL9 Class B
1-month USD LIBOR + 1.700% Floor 1.700% 11/16/2038	1.804%	250,000	248,206
Beacon Container Finance II LLC(a)
Series 2021-1A Class A
10/22/2046	2.250%	2,320,000	2,230,786
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month USD LIBOR + 2.150% Floor 2.150% 04/20/2034	2.404%	2,810,000	2,791,735
Betony CLO 2 Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.080% 04/30/2031	1.379%	3,000,000	2,990,181
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/15/2034	2.241%	1,300,000	1,281,471
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 04/19/2034	1.648%	3,600,000	3,577,648
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A1AR
3-month USD LIBOR + 1.000% 10/20/2030	1.254%	11,500,000	11,446,007
Bojangles Issuer LLC(a)
Series 2020-1A Class A2
10/20/2050	3.832%	1,600,000	1,612,415
Broad River BSL Funding CLO Ltd.(a),(b)
Series 2020-1A Class AR
3-month USD LIBOR + 1.170% Floor 1.170% 07/20/2034	1.424%	2,090,000	2,071,104

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canyon Capital CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2032	1.341%	17,500,000	17,390,870
CARDS II Trust(a)
Subordinated Series 2021-1A Class B
04/15/2027	0.931%	2,850,000	2,771,886
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	1.341%	3,975,454	3,964,167
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	1.318%	21,572,361	21,438,483
Carlyle US CLO Ltd.(a),(b)
Series 2017-2A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	1.854%	2,100,000	2,074,922
Series 2017-2A Class AJR
3-month USD LIBOR + 1.400% Floor 1.400% 07/20/2031	1.654%	5,400,000	5,373,983
Series 2020-1A Class BR
3-month USD LIBOR + 2.000% Floor 2.000% 07/20/2034	2.134%	1,250,000	1,231,663
Carmax Auto Owner Trust
Series 2019-2 Class C
02/18/2025	3.160%	3,270,000	3,316,025
Carvana Auto Receivables Trust
Series 2021-N2 Class B
03/10/2028	0.750%	1,365,000	1,348,358
Series 2021-P4 Class A3
01/11/2027	1.310%	6,320,000	6,213,967
Subordinated Series 2021-N4 Class C
09/11/2028	1.720%	1,795,000	1,768,965
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% Floor 0.730% 04/25/2039	0.917%	511,445	509,650
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month USD LIBOR + 1.900% Floor 1.900% 04/20/2034	2.154%	6,300,000	6,203,749
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIFC Funding Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.000% 04/18/2031	1.241%	5,000,000	4,971,005
Series 2019-6A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/16/2033	1.991%	2,000,000	1,994,580
Series 2020-2A Class AR
3-month USD LIBOR + 1.170% Floor 1.170% 10/20/2034	1.424%	5,634,000	5,618,377
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	0.520%	506,620	461,711
CLI Funding VIII LLC(a)
Series 2022-1A Class A1
01/18/2047	2.720%	2,962,400	2,938,732
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	221,803	221,956
Series 2020-AGS Class A
08/25/2050	1.980%	1,368,675	1,344,721
Credit Acceptance Auto Loan Trust(a)
Series 2019-3A Class A
11/15/2028	2.380%	2,627,973	2,636,396
Series 2020-2A Class A
07/16/2029	1.370%	2,305,000	2,298,638
Series 2020-3A Class B
12/17/2029	1.770%	2,105,000	2,072,175
Series 2021-3A Class A
05/15/2030	1.000%	2,125,000	2,073,218
Series 2021-4 Class A
10/15/2030	1.260%	1,890,000	1,854,528
Crown Point CLO Ltd.(a),(b)
Series 2021-11A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 01/17/2034	1.366%	14,250,000	14,172,394
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,200,000	1,229,400
Series 2019-1A Class A23
05/20/2049	4.352%	1,170,000	1,221,802
Series 2019-1A Class A2II
05/20/2049	4.021%	633,750	632,072

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-1A Class A23
11/20/2051	2.791%	4,389,000	4,070,363
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	1,028,478	1,040,949
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,451,250	1,472,729
Series 2021-1A Class A2II
04/25/2051	3.151%	3,176,000	3,146,176
Donlen Fleet Lease Funding 2 LLC(a)
Series 2021-2 Class A2
12/11/2034	0.560%	4,343,726	4,274,284
Drive Auto Receivables Trust
Subordinated Series 2021-1 Class B
07/15/2025	0.650%	2,425,000	2,420,101
Subordinated Series 2021-2 Class B
12/15/2025	0.580%	3,255,000	3,202,674
Subordinated Series 2021-3 Class B
05/15/2026	1.110%	2,745,000	2,694,082
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,746,000	1,799,811
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class CR
3-month USD LIBOR + 2.000% Floor 2.000% 07/17/2034	2.241%	3,000,000	2,966,502
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 04/15/2034	1.281%	4,000,000	3,972,728
Series 2019-75A Class CR2
3-month USD LIBOR + 1.800% Floor 1.800% 04/15/2034	2.041%	5,000,000	4,882,965
Series 2020-78A Class A
3-month USD LIBOR + 1.180% Floor 1.180% 04/17/2033	1.421%	5,000,000	4,999,980
DT Auto Owner Trust(a)
Series 2019-2A Class C
02/18/2025	3.180%	795,663	798,223
Series 2020-2A Class C
03/16/2026	3.280%	1,055,000	1,070,251
Series 2021-1A Class B
09/15/2025	0.620%	60,000	59,483
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-2A Class B
01/15/2027	0.810%	1,795,000	1,772,461
Subordinated Series 2021-4A Class C
09/15/2027	1.500%	2,550,000	2,495,724
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	1.341%	4,670,000	4,668,389
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.987%	3,470,152	3,451,797
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% Floor 0.650% 04/25/2035	0.908%	1,009,174	1,007,807
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	1.537%	1,626,878	1,634,856
Elevation CLO Ltd.(a),(b)
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	1.461%	4,750,000	4,739,446
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	974,525	974,062
ELFI Graduate Loan Program LLC(a),(c)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	561,968	560,053
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	2.206%	13,011,124	12,998,594
Elmwood CLO II Ltd.(a),(b)
Series 2019-2A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 04/20/2034	1.404%	27,250,000	27,066,171
Elmwood CLO IX Ltd.(a),(b)
Series 2021-2A Class A
3-month USD LIBOR + 1.130% Floor 1.130% 07/20/2034	1.384%	3,500,000	3,477,320

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO VII Ltd.(a),(b)
Series 2020-4A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/17/2034	1.631%	2,000,000	1,995,114
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class C
05/15/2025	3.280%	1,400,000	1,414,458
Subordinated Series 2022-1A Class E
10/15/2029	5.020%	2,900,000	2,875,531
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class C
07/15/2025	1.320%	600,000	600,053
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	400,000	399,078
Subordinated Series 2021-1A Class B
02/18/2025	0.500%	1,960,000	1,955,657
Subordinated Series 2021-2A Class B
09/15/2025	0.570%	2,080,000	2,063,700
Subordinated Series 2021-3A Class B
01/15/2026	0.690%	2,640,000	2,603,320
Subordinated Series 2021-4 Class B
05/15/2026	1.050%	4,250,000	4,200,770
Flagship Credit Auto Trust(a)
Series 2020-2 Class C
04/15/2026	3.800%	235,000	239,129
Subordinated Series 2020-1 Class B
02/17/2025	2.050%	1,445,000	1,448,195
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	585,000	577,981
Subordinated Series 2021-2 Class B
06/15/2027	0.930%	1,800,000	1,757,265
Subordinated Series 2021-3 Class B
07/15/2027	0.950%	1,325,000	1,279,955
Flatiron CLO 21 Ltd.(a),(b)
Series 2021-1A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/19/2034	2.098%	2,000,000	1,979,240
Ford Credit Auto Owner Trust(a)
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	7,120,900
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,276,779
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,331,358
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,803,233
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,209,820
Foursight Capital Automobile Receivables Trust(a)
Series 2022-1 Class A3
12/15/2026	1.830%	2,405,000	2,385,791
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	926,792	921,452
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	1,578,963	1,585,959
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	1,540,000	1,531,864
Subordinated Series 2021-1A Class B
04/15/2025	0.820%	1,990,000	1,978,228
Subordinated Series 2021-3A Class B
11/17/2025	0.780%	2,060,000	2,019,285
Subordinated Series 2021-4A Class B
04/15/2026	1.530%	5,855,000	5,767,005
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	686,289	687,343
GMF Floorplan Owner Revolving Trust(a)
Series 2020-1 Class A
08/15/2025	0.680%	1,115,000	1,097,203
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	0.948%	638,226	594,951
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	3,360,708	3,205,275
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% Floor 1.010% 04/15/2031	1.251%	15,000,000	14,960,325
Greywolf CLO III Ltd.(a),(b)
Series 2020-3RA Class A1R
3-month USD LIBOR + 1.290% Floor 1.290% 04/15/2033	1.549%	6,500,000	6,499,974
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/20/2031	1.434%	6,250,000	6,208,844

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	1,130,149	1,144,123
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,663,610	1,781,568
Series 2014-2A Class A
01/17/2073	3.610%	2,092,802	2,204,218
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month USD LIBOR + 1.140% Floor 1.140% 04/20/2034	1.394%	9,750,000	9,684,285
Series 2021-16A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/23/2035	1.395%	7,300,000	7,245,549
ICG US CLO Ltd.(a),(b)
Series 2014-3A Class A1RR
3-month USD LIBOR + 1.030% 04/25/2031	1.288%	7,232,319	7,163,590
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	1,070,927	1,142,394
JPMorgan Chase Bank NA(a)
Series 2021-3 Class E
02/26/2029	2.102%	709,381	700,832
Subordinated Series 2021-2 Class D
12/26/2028	1.138%	1,547,981	1,533,383
JPMorgan Chase Bank NA
Subordinated Series 2021-1 Class D
09/25/2028	1.174%	718,972	711,704
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A1
3-month USD LIBOR + 1.380% Floor 1.380% 01/20/2033	1.634%	7,000,000	6,989,353
Series 2019-6A Class A2
3-month USD LIBOR + 1.850% Floor 1.850% 01/20/2033	2.104%	1,500,000	1,496,004
Series 2020-7A Class A1
3-month USD LIBOR + 1.200% 04/17/2033	1.441%	5,000,000	4,989,305
Kayne Ltd.(a),(b)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% 07/15/2031	1.991%	1,820,000	1,796,264
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-10A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/23/2034	2.009%	1,600,000	1,559,584
KKR CLO Ltd.(a),(b)
Series 2032A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/15/2032	1.561%	17,000,000	16,946,501
LCM XXIV Ltd.(a),(b)
Series 2024A Class AR
3-month USD LIBOR + 0.980% Floor 0.980% 03/20/2030	1.234%	4,750,000	4,719,961
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	686,627
Lendmark Funding Trust(a)
Series 2019-1A Class A
12/20/2027	3.000%	3,800,000	3,817,909
Series 2019-2A Class A
04/20/2028	2.780%	2,000,000	2,021,502
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,752,867
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	200,000	192,339
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	100,000	98,962
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month USD LIBOR + 2.800% Floor 2.800% 10/16/2023	2.926%	1,300,000	1,301,284
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,619,068	1,599,745
Logan CLO I Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.160% Floor 1.160% 07/20/2034	1.414%	15,000,000	14,935,410
Madison Park Funding LIX Ltd.(a),(b)
Series 2021-59A Class A
3-month USD LIBOR + 1.140% Floor 1.140% 01/18/2034	1.385%	12,500,000	12,426,337
Madison Park Funding XIX Ltd.(a),(b)
Series 2015-19A Class B1R2
3-month USD LIBOR + 1.850% Floor 1.850% 01/22/2028	2.109%	3,000,000	3,000,201

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.398%	6,500,000	6,472,433
Series 2021-48A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/19/2033	2.248%	1,520,000	1,508,019
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month USD LIBOR + 1.080% Floor 1.080% 10/15/2032	1.321%	17,000,000	16,941,248
Series 2016-21A Class ABRR
3-month USD LIBOR + 1.400% Floor 1.400% 10/15/2032	1.641%	1,750,000	1,732,752
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 07/17/2034	1.361%	15,000,000	14,894,820
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	1.354%	1,050,000	1,044,042
Marathon CLO Ltd.(a),(b)
Series 2020-15A Class A1S
3-month USD LIBOR + 1.700% Floor 1.700% 11/15/2031	1.856%	20,500,000	20,288,665
Marble Point CLO XIV Ltd.(a),(b)
Series 2018-2A Class A1R
3-month USD LIBOR + 1.280% Floor 1.280% 01/20/2032	1.534%	3,490,000	3,472,288
Mariner CLO 5 Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% Floor 1.110% 04/25/2031	1.234%	5,500,000	5,484,605
Mariner Finance Issuance Trust(a)
Series 2019-AA Class A
07/20/2032	2.960%	1,300,000	1,308,394
Series 2020-AA Class A
08/21/2034	2.190%	1,000,000	999,727
Marlette Funding Trust(a)
Series 2019-3A Class B
09/17/2029	3.070%	280,004	280,176
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-1A Class C
06/16/2031	1.410%	700,000	686,293
Series 2021-3A Class A
12/15/2031	0.650%	2,886,200	2,861,830
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	600,074	600,789
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	1,888,423	1,915,738
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	723,069	654,196
MF1 Ltd.(a),(b)
Series 2020-FL3 Class A
30-day Average SOFR + 2.164% Floor 2.050% 07/15/2035	2.213%	1,512,182	1,509,786
Series 2021-FL6 Class D
1-month USD LIBOR + 2.550% Floor 2.550% 07/16/2036	2.687%	7,000,000	6,921,250
Series 2022-FL8 Class A
30-day Average SOFR + 1.350% Floor 1.350% 02/19/2037	1.400%	3,450,000	3,439,518
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	2.130%	6,600,000	6,498,631
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	700,177	728,360
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	1,197,796	1,244,595
Series 2019-2GS Class A
07/20/2043	3.690%	1,267,219	1,298,690
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	632,800	652,310
Series 2019-1A Class A
12/21/2043	4.370%	1,320,921	1,385,549
Series 2020-2A Class A
08/20/2046	1.440%	2,363,870	2,246,202
Series 2021-2A Class B
04/22/2047	2.090%	1,192,497	1,137,348
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	1,553,613	1,600,859

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	1,507,396	1,466,425
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	677,531	689,092
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	1,566,014	1,558,282
Series 2020-DA Class A
05/15/2069	1.690%	1,124,984	1,113,283
Series 2020-FA Class A
07/15/2069	1.220%	1,042,294	1,022,523
Series 2020-GA Class A
09/16/2069	1.170%	1,939,753	1,911,607
Series 2020-HA Class A
01/15/2069	1.310%	1,055,885	1,036,052
Series 2021-A Class A
05/15/2069	0.840%	994,252	964,686
Navient Student Loan Trust(b)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.728%	4,605,468	4,564,431
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.728%	1,991,842	1,973,376
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.137%	4,210,000	4,181,973
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR2
3-month USD LIBOR + 2.000% Floor 2.000% 04/22/2029	2.259%	2,000,000	1,987,774
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2019-33A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 10/16/2033	2.141%	2,000,000	1,984,216
Series 2021-40A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/16/2033	1.991%	4,650,000	4,625,708
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,839,212
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextGear Floorplan Master Owner Trust(a)
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	2,515,000	2,518,243
Oaktree CLO Ltd.(a),(b)
Series 2021-1A Class A1
3-month USD LIBOR + 1.160% Floor 1.160% 07/15/2034	1.401%	5,300,000	5,265,550
OCP CLO Ltd.(a),(b)
Series 2020-18A Class CR
3-month USD LIBOR + 1.950% Floor 1.950% 07/20/2032	2.204%	500,000	495,839
Series 2021-22A Class A
3-month USD LIBOR + 1.180% Floor 1.180% 12/02/2034	1.296%	2,500,000	2,489,878
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.950% 03/17/2030	2.204%	3,550,000	3,503,854
Octagon Investment Partners 32 Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.200% Floor 1.200% 07/15/2029	1.441%	7,400,000	7,346,639
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 07/15/2036	1.269%	7,900,000	7,831,918
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/20/2034	1.404%	4,000,000	3,961,932
Octagon Investment Partners XIV Ltd.(a),(b)
Series 2012-1A Class BRR
3-month USD LIBOR + 2.100% Floor 2.100% 07/15/2029	2.224%	6,500,000	6,356,675
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 01/18/2034	2.141%	1,350,000	1,330,248
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class CR3
3-month USD LIBOR + 1.800% Floor 1.800% 02/20/2034	1.931%	5,000,000	4,886,325

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners XVI(a),(b)
Series 2021-16A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 10/18/2034	1.314%	8,000,000	7,951,072
OHA Loan Funding Ltd.(a),(b)
Series 2015-1A Class AR3
3-month USD LIBOR + 1.150% Floor 1.150% 01/19/2037	1.360%	4,500,000	4,481,807
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	7,091,699
Subordinated Series 2018-1A Class B
04/14/2025	3.710%	9,248,878	9,271,526
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,567,239
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	3,054,876
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	7,065,008
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	858,846
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	2,260,736	2,260,986
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,617,606
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	2,050,000	1,969,755
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	1.509%	13,736,345	13,686,894
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	2,650,000	2,622,832
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	1.371%	8,000,000	7,962,512
Series 2020-3A Class BR
3-month USD LIBOR + 1.950% Floor 1.950% 11/15/2031	2.456%	2,000,000	1,982,286
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class B
3-month USD LIBOR + 2.250% Floor 2.250% 04/20/2028	2.504%	2,250,000	2,234,583
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 1.240% Floor 1.240% 02/14/2034	1.635%	5,000,000	4,984,820
Series 2019-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/15/2034	1.304%	15,000,000	14,916,330
PFP Ltd.(a),(b)
Series 2019-6 Class A
1-month USD LIBOR + 1.050% Floor 1.050% 04/14/2037	1.176%	2,709,055	2,697,580
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,899,025	3,944,993
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	2,525,000	2,457,905
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,466,250	1,471,294
Regional Management Issuance Trust(a)
Series 2022-1 Class A
03/15/2032	3.070%	2,800,000	2,815,460
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 07/20/2034	1.904%	7,900,000	7,840,387
Series 2021-3A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/20/2034	1.877%	10,000,000	9,973,370
Santander Consumer Auto Receivables Trust(a)
Series 2020-AA Class C
02/17/2026	3.710%	1,310,000	1,335,022
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
10/15/2025	2.490%	293,097	293,719
Series 2020-2 Class B
11/15/2024	0.960%	566,313	566,494
Series 2020-2 Class D
09/15/2026	2.220%	700,000	703,992

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-2 Class C
06/15/2026	0.900%	2,845,000	2,808,312
Subordinated Series 2018-2 Class D
02/15/2024	3.880%	851,679	856,230
Subordinated Series 2019-2 Class C
10/15/2024	2.900%	1,038,340	1,040,943
Subordinated Series 2020-2 Class C
09/15/2025	1.460%	2,250,000	2,250,772
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	2,900,000	2,898,263
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	2,425,000	2,403,533
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	1,800,000	1,793,863
Subordinated Series 2021-3 Class C
09/15/2027	0.950%	3,765,000	3,710,234
Subordinated Series 2021-4 Class B
06/15/2026	0.880%	5,155,000	5,053,535
Subordinated Series 2022-1 Class B
08/17/2026	2.360%	4,005,000	4,017,178
SCF Equipment Leasing LLC(a)
Series 2022-1A Class A3
07/20/2029	2.920%	2,440,000	2,452,967
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% Floor 1.100% 05/07/2031	1.415%	11,000,000	10,929,325
Sixth Street CLO XVI Ltd.(a),(b)
Series 2020-16A Class A1A
3-month USD LIBOR + 1.320% Floor 1.320% 10/20/2032	1.513%	25,250,000	25,204,424
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	1,626,764	1,583,984
SLM Student Loan Trust(b)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	0.874%	3,064,701	3,011,832
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	1.458%	1,165,000	1,019,839
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	1.324%	1,165,000	1,082,694
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	1.974%	1,165,000	1,135,865
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	1.974%	4,060,000	4,013,074
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.224%	4,422,037	4,399,971
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	1.974%	1,165,000	1,152,050
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	1.974%	1,165,000	1,158,075
Series 2008-8 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2075	2.374%	1,165,000	1,174,611
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	2.374%	1,165,000	1,164,787
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	0.808%	5,220,636	5,099,872
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	0.758%	2,534,998	2,498,575
SMB Private Education Loan Trust(a)
Series 2020-PTA Class A2A
09/15/2054	1.600%	3,319,107	3,232,403
SoFi Consumer Loan Program Trust(a)
Series 2019-4 Class C
08/25/2028	2.840%	1,200,000	1,204,858
Subordinated Series 2019-1 Class D
02/25/2028	4.420%	4,000,000	4,030,592
Subordinated Series 2019-2 Class D
04/25/2028	4.200%	3,000,000	3,027,537
Subordinated Series 2019-4 Class D
08/25/2028	3.480%	350,000	352,113
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2B
10/25/2032	2.740%	174,142	174,544

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-C Class A2B
12/27/2032	2.360%	88,633	88,653
Series 2017-A Class A2B
03/26/2040	2.400%	100,104	100,205
Series 2017-D Class A2FX
09/25/2040	2.650%	397,527	399,385
Series 2017-E Class A2B
11/26/2040	2.720%	48,516	48,746
Series 2018-A Class A2B
02/25/2042	2.950%	129,404	130,081
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,496,873
Series 2019-C Class BFX
11/16/2048	3.050%	1,500,000	1,487,655
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,728,317
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,483,547
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.137%	58,937	58,851
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	2,143,300
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,871,500	1,893,322
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	1.337%	6,000,000	5,952,444
Sound Point CLO XIV Ltd.(a),(b)
Series 2016-3A Class CR
3-month USD LIBOR + 2.050% Floor 2.050% 01/23/2029	2.309%	5,700,000	5,648,677
Sound Point CLO XXV Ltd.(a),(b)
Series 2019-4A Class A1A
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2033	1.641%	1,490,000	1,486,913
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,917,615	2,838,543
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,588,970	2,497,664
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,849,754	1,969,567
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,564,554	1,589,649
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,456,510
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,493,750	2,395,116
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% Floor 1.750% 01/29/2032	2.049%	2,300,000	2,275,806
TCW CLO Ltd.(a),(b)
Series 2017-1A Class A1RR
3-month USD LIBOR + 1.180% Floor 1.180% 10/29/2034	1.479%	6,750,000	6,734,907
Series 2017-1A Class BRR
3-month USD LIBOR + 1.700% Floor 1.700% 10/29/2034	1.999%	6,500,000	6,490,536
Series 2021-1A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 03/18/2034	2.154%	3,150,000	3,104,360
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	1.481%	12,889,376	12,867,258
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	4,106,672	3,985,599
THL Credit Wind River CLO Ltd.(b)
Series 2016-1A Class CR
3-month USD LIBOR + 2.100% 07/15/2028	2.341%	3,350,000	3,344,295
THL Credit Wind River CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 07/20/2034	1.414%	10,000,000	9,924,730
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% 07/20/2031	1.454%	6,750,000	6,707,448

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,379,125
Trafigura Securitisation Finance PLC(a)
Subordinated Series 2021-1A Class B
01/15/2025	1.780%	1,550,000	1,511,084
Tralee CLO VI Ltd.(a),(b)
Series 2019-6A Class A1R
3-month USD LIBOR + 1.170% Floor 1.170% 10/25/2032	1.294%	25,000,000	24,828,650
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 04/25/2034	1.559%	9,250,000	9,230,908
Trestles CLO V LTD.(a),(b)
Series 2021-5A Class B1
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2034	1.850%	6,800,000	6,746,953
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class A1R
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2035	1.458%	4,000,000	3,965,220
Triton Container Finance VIII LLC(a)
Series 2021-1A Class A
03/20/2046	1.860%	2,950,667	2,810,937
United Auto Credit Securitization Trust(a)
Series 2022-1 Class B
03/10/2025	2.100%	1,205,000	1,203,548
Venture CLO Ltd.(a),(b)
Series 2017-28AA Class A1R
3-month USD LIBOR + 1.210% Floor 1.210% 10/20/2034	1.210%	12,500,000	12,450,962
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month USD LIBOR + 2.300% 07/20/2030	2.554%	4,100,000	4,045,630
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	1.451%	7,469,179	7,469,149
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.007% 01/20/2031	1.324%	10,000,000	9,987,910
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	0.428%	5,888,248	5,735,083
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month USD LIBOR + 1.120% Floor 1.120% 07/20/2032	1.450%	15,000,000	14,871,330
Wellman Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/15/2034	1.228%	3,900,000	3,875,141
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	960,000	975,437
Series 2019-1A Class A2I
06/15/2049	3.783%	3,174,000	3,225,015
Series 2021-1A Class A2II
06/15/2051	2.775%	2,288,500	2,211,853
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2025	1.320%	1,840,000	1,840,149
Series 2020-2A Class C
07/15/2025	2.010%	1,280,000	1,287,277
Series 2021-2A Class C
07/15/2026	0.890%	1,650,000	1,607,721
Subordinated Series 2020-3A Class C
11/17/2025	1.240%	210,000	208,498
Subordinated Series 2021-1A Class B
03/16/2026	0.640%	4,960,000	4,895,348
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	2,170,000	2,128,446
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	6,225,000	6,110,004
Wind River CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month USD LIBOR + 1.210% Floor 1.210% 10/15/2034	1.410%	4,250,000	4,221,483
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	1,960,000	1,955,057
Subordinated Series 2021-A Class B
08/16/2027	0.850%	2,170,000	2,096,575

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
York CLO-4 Ltd.(a),(b)
Series 2016-2A Class A1R
3-month USD LIBOR + 1.090% 04/20/2032	1.344%	10,500,000	10,459,564
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	1.531%	3,909,182	3,895,969
Zais CLO 8 Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	1.191%	3,866,577	3,847,550
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% 07/20/2031	1.454%	12,613,399	12,497,608
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,621,750	5,465,536
Total Asset-Backed Securities — Non-Agency (Cost $1,380,096,512)			1,371,918,867

Commercial Mortgage-Backed Securities - Agency 0.8%

Federal Home Loan Mortgage Corp. Multifamily ML Certificates(c),(d)
Series 2021-ML08 Class XUS
07/25/2037	1.861%	7,884,060	1,332,363
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K028 Class X1
02/25/2023	0.218%	110,764,276	198,102
CMO Series K055 Class X1
03/25/2026	1.353%	2,061,475	97,081
CMO Series K057 Class X1
07/25/2026	1.173%	2,386,452	102,496
CMO Series K059 Class X1
09/25/2026	0.308%	7,140,519	86,335
CMO Series K060 Class X1
10/25/2026	0.073%	26,003,657	107,158
CMO Series K152 Class X1
01/25/2031	0.956%	4,112,283	272,665
Series K069 Class X1
09/25/2027	0.362%	36,935,906	676,186
Series K091 Class X1
03/25/2029	0.559%	39,718,877	1,425,598
Series K095 Class X1
06/25/2029	0.949%	75,330,288	4,514,409
Series K106 Class X1
01/25/2030	1.354%	99,719,167	9,187,227
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K108 Class X1
03/25/2030	1.690%	2,259,237	264,602
Series K-1516 Class X1
05/25/2035	1.512%	1,195,192	188,754
Series K-1517 Class X1
07/25/2035	1.330%	6,790,564	944,024
Series K1521 Class X1
08/25/2036	0.981%	2,098,087	220,409
Series K728 Class X1
08/25/2024	0.385%	258,049,036	2,173,418
Series K729 Class X1
10/25/2024	0.343%	163,195,000	1,246,842
Series K735 Class X1
05/25/2026	0.957%	12,832,046	450,237
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	6,245,400
Series K074 Class A2
01/25/2028	3.600%	8,660,000	9,321,868
Series K155 Class A3
04/25/2033	3.750%	6,935,000	7,693,044
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	6,916,155
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,586,263
04/01/2040	2.455%	3,495,000	3,239,596
Federal National Mortgage Association(c),(d)
Series 2020-M43 Class X1
08/25/2034	2.121%	42,660,432	5,325,063
Government National Mortgage Association(c),(d)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	1,411,170	14,810
CMO Series 2013-162 Class IO
09/16/2046	0.153%	22,209,403	157,316
CMO Series 2014-134 Class IA
01/16/2055	0.258%	15,144,664	217,123
CMO Series 2015-101 Class IO
03/16/2052	0.355%	4,450,431	79,210
CMO Series 2015-114
03/15/2057	0.545%	1,551,052	32,456
CMO Series 2015-120 Class IO
03/16/2057	0.699%	7,913,259	212,242
CMO Series 2015-125 Class IB
01/16/2055	1.131%	16,268,106	674,742
CMO Series 2015-125 Class IO
07/16/2055	0.687%	20,724,514	470,274

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-146 Class IC
07/16/2055	0.630%	12,985,422	267,914
CMO Series 2015-171 Class IO
11/16/2055	0.810%	6,270,970	225,018
CMO Series 2015-174 Class IO
11/16/2055	0.438%	9,593,424	233,892
CMO Series 2015-21 Class IO
07/16/2056	0.844%	5,760,926	202,440
CMO Series 2015-29 Class EI
09/16/2049	0.722%	7,645,059	197,700
CMO Series 2015-41 Class IO
09/16/2056	0.318%	1,484,151	28,816
CMO Series 2015-6 Class IO
02/16/2051	0.504%	2,265,083	31,326
CMO Series 2015-70 Class IO
12/16/2049	0.628%	6,906,725	173,757
CMO Series 2016-39 Class IO
01/16/2056	0.763%	4,159,310	149,299
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,485,120	502,490
CMO Series 2022-4 Class IO
03/16/2064	0.875%	16,418,051	1,329,723
Series 2014-101 Class IO
04/16/2056	0.737%	21,410,260	565,935
Series 2016-152 Class IO
08/15/2058	0.733%	12,383,652	540,383
Series 2017-168 Class IO
12/16/2059	0.587%	18,713,664	808,926
Series 2018-110 Class IA
11/16/2059	0.672%	23,679,819	1,112,904
Series 2018-2 Class IO
12/16/2059	0.707%	7,700,092	417,839
Series 2020-108 Class IO
06/16/2062	0.865%	9,485,910	667,188
Series 2021-106 Class IO
04/16/2063	0.862%	10,096,149	786,290
Series 2021-132 Class BI
04/16/2063	0.916%	12,966,343	1,043,623
Series 2021-133 Class IO
07/16/2063	0.881%	12,310,749	972,229
Series 2021-144 Class IO
04/16/2063	0.811%	13,128,595	988,859
Series 2021-145 Class IO
07/16/2061	0.772%	2,602,704	189,201
Series 2021-151 Class IO
04/16/2063	0.925%	11,030,043	907,875
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-163 Class IO
03/16/2064	0.801%	11,657,157	889,999
Series 2021-186 Class IO
05/16/2063	0.769%	13,027,763	960,236
Series 2021-52 Class IO
04/16/2063	0.766%	11,293,263	808,796
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	0.451%	237,106	236,800
Government National Mortgage Association(c),(d),(e)
CMO Series 2022-43 Class IO
09/16/2061	0.741%	13,245,000	983,441
Total Commercial Mortgage-Backed Securities - Agency (Cost $101,179,767)			81,896,367

Commercial Mortgage-Backed Securities - Non-Agency 6.5%

Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	17,200,442
BAMLL Commercial Mortgage Securities Trust(a)
Series 2019-BPR Class AM
11/05/2032	3.287%	6,325,000	6,304,954
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c),(d)
Series 2019-BN18 Class XA
05/15/2062	0.897%	59,899,594	3,251,685
BANK(c),(d)
Series 2017-BNK8 Class XA
11/15/2050	0.725%	32,087,791	1,122,787
BANK(c)
Series 2021-BN37 Class A5
11/15/2064	2.618%	9,525,000	9,273,556
BANK(c),(f)
Series 2022-BNK40 Class A4
03/15/2064	3.507%	2,945,000	3,028,435
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	2,048,004
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,860,246
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	836,973
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	692,501
BBCMS Mortgage Trust(c),(d)
Series 2018-C2 Class XA
12/15/2051	0.763%	61,256,452	2,701,471

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 1.840% 10/15/2037	2.331%	3,850,000	3,847,687
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	10,905,000	10,689,288
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,437,001
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	2,616,427	2,612,960
Benchmark Mortgage Trust(c),(d)
03/15/2053	1.418%	25,354,633	1,959,847
Series 2019-B10 Class XA
03/15/2062	1.231%	29,866,535	1,963,746
Series 2020-B20 Class XA
10/15/2053	1.623%	14,548,685	1,422,269
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	10,158,167
Series 2021-B31 Class A5
12/15/2054	2.669%	4,440,000	4,344,063
Benchmark Mortgage Trust(c)
Subordinated Series 2018-B8 Class C
01/15/2052	4.861%	3,000,000	3,132,304
BMD2 Re-Remic Trust(a),(g)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,112,236
Subordinated Series 2019-FRR1 Class 2C
05/25/2052	0.000%	14,258,000	12,155,012
BPR Trust(a),(b)
Series 2021-NRD Class A
1-month USD LIBOR + 1.525% Floor 1.525% 12/15/2023	1.581%	3,045,000	3,024,897
BWAY Mortgage Trust(a)
Series 2015-1740 Class A
01/10/2035	2.917%	6,850,000	6,759,935
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class E
1-month USD LIBOR + 1.951% Floor 1.978% 03/15/2037	2.142%	18,618,554	18,362,520
Subordinated Series 2021-IRON Class E
1-month USD LIBOR + 2.350% Floor 2.350% 02/15/2038	2.541%	4,000,000	3,989,756
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SOAR Class F
1-month USD LIBOR + 2.350% Floor 2.350% 06/15/2038	2.541%	10,000,000	9,768,840
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,117,277
BX Trust(a),(b)
Subordinated Series 2022-VAMF Class E
30-day Average SOFR + 2.700% Floor 2.700% 01/15/2039	2.760%	5,000,000	4,862,386
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month USD LIBOR + 0.650% Floor 0.650% 08/15/2036	0.760%	7,000,000	6,807,212
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	2,380,000	2,513,371
Cantor Commercial Real Estate Lending(c),(d)
Series 2019-CF2 Class XA
11/15/2052	1.194%	44,519,644	3,078,462
Cantor Commercial Real Estate Lending
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	15,928,269
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	14,750,906	14,570,902
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	20,302,306
CD Mortgage Trust(c),(d)
Series 2019-CD8 Class XA
08/15/2057	1.408%	46,915,110	4,125,597
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,963,606
CFCRE Commercial Mortgage Trust(c),(d)
Series 2016-C4 Class XA
05/10/2058	1.626%	56,983,740	3,068,637
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class A
1-month USD LIBOR + 1.400% Floor 1.400% 08/15/2036	1.591%	886,854	879,833
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	10,202,453
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	4,035,150

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	9,884,725
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-C2 Class E
08/10/2049	4.432%	2,420,000	1,875,879
Subordinated Series 2018-C6 Class D
11/10/2051	5.065%	1,240,000	1,233,869
CityLine Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-CLNE Class B
11/10/2031	2.778%	3,600,000	3,581,240
Subordinated Series 2016-CLNE Class C
11/10/2031	2.778%	1,350,000	1,336,194
COMM Mortgage Trust(a)
Series 2013-CR7 Class AM
03/10/2046	3.314%	4,250,000	4,293,682
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	252,626	254,260
COMM Mortgage Trust(a),(c)
Series 2020-CBM Class F
02/10/2037	3.633%	2,513,000	2,292,423
Subordinated Series 2013-CR10 Class E
08/10/2046	4.900%	1,220,000	1,168,046
Subordinated Series 2013-CR7 Class D
03/10/2046	4.388%	8,575,000	8,551,011
Subordinated Series 2019-GC44 Class 180
08/15/2057	3.400%	1,000,000	931,047
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,893,000	3,859,723
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,644,161	2,685,713
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,197,927
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,134,810
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,398,951	3,441,150
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	808,127
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	850,527
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,855,476
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	8,482,978
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(c)
Series 2013-CR9 Class A4
07/10/2045	4.255%	2,427,625	2,473,459
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	14,090,000	14,292,921
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,333,079
CSAIL Commercial Mortgage Trust(a)
Subordinated Series 2020-C19 Class E
03/15/2053	2.500%	800,000	652,469
CSWF Trust(a),(b)
Subordinated Series 2021-SOP2 Class E
1-month USD LIBOR + 3.367% Floor 3.367% 06/15/2034	3.558%	17,124,418	16,653,688
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	1.891%	2,741,288	2,707,019
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	2.191%	10,782,400	10,566,703
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	1,500,000	1,467,034
DBJPM Mortgage Trust(c),(d)
Series 2020-C9 Class XA
09/15/2053	1.712%	46,387,360	4,184,177
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,841,842
DBUBS Mortgage Trust(a),(b)
Subordinated Series 2011-LC2A Class F
1-month USD LIBOR + 3.650% Floor 3.650%, Cap 4.000% 07/10/2044	3.881%	1,904,518	1,882,616
DBWF Mortgage Trust(a),(c)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,968,516
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,837,201
FREMF Mortgage Trust(a),(g)
Subordinated Series 2016-K60 Class D
12/25/2049	0.000%	7,024,000	5,113,688

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GAM Investments(a),(h)
Subordinated Series 2021-F Class A
10/27/2028	0.000%	2,186,000	1,893,260
Subordinated Series 2021-F Class D
10/27/2028	0.000%	1,777,000	1,493,986
Subordinated Series 2021-F Class E
10/27/2028	0.000%	1,798,000	1,590,955
Subordinated Series 2021-F Class G
10/27/2028	0.000%	1,797,000	1,545,303
Subordinated Series 2021-F Class H
10/27/2028	0.000%	1,510,000	1,065,091
GAM Investments(a)
Subordinated Series 2021-F Class B
10/27/2028	2.071%	2,104,000	1,987,273
Subordinated Series 2021-F Class C
10/27/2028	1.079%	1,778,000	1,610,565
Subordinated Series 2021-F Class F
10/27/2028	2.435%	2,364,000	2,093,395
GAM Re-REMIC Trust(a),(h)
Series 2021-FRR1 Class 1B
07/28/2027	0.000%	3,690,000	3,102,967
Series 2021-FRR1 Class 2B
12/29/2027	0.000%	4,900,000	4,040,140
GAM Resecuritization Trust(a),(c)
Series 2022-FRR3 Class BK71
01/29/2052	2.038%	3,736,000	3,261,378
Series 2022-FRR3 Class CK71
01/29/2052	1.411%	1,245,000	992,744
GAM Resecuritization Trust(a),(h)
Series 2022-FRR3 Class C728
01/29/2052	0.000%	1,446,000	1,294,950
Series 2022-FRR3 Class D728
01/29/2052	0.000%	1,446,000	1,259,055
Subordinated Series 2022-FRR3 Class BK61
01/29/2052	0.000%	2,543,000	2,059,065
Subordinated Series 2022-FRR3 Class BK89
01/29/2052	0.000%	2,769,000	1,982,247
Subordinated Series 2022-FRR3 Class CK47
01/29/2052	0.000%	1,474,000	1,280,258
Subordinated Series 2022-FRR3 Class CK61
01/29/2052	0.000%	1,784,000	1,377,870
Subordinated Series 2022-FRR3 Class CK89
01/29/2052	0.000%	1,450,000	984,275
Subordinated Series 2022-FRR3 Class DK27
01/29/2052	0.000%	1,954,000	1,878,909
Subordinated Series 2022-FRR3 Class DK41
01/29/2052	0.000%	1,165,000	1,032,344
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-FRR3 Class DK47
01/29/2052	0.000%	1,473,000	1,249,271
Subordinated Series 2022-FRR3 Class EK2
01/29/2052	0.000%	486,000	464,556
Subordinated Series 2022-FRR3 Class EK41
01/29/2052	0.000%	776,000	675,710
Greystone Commercial Capital Trust(a),(b),(e),(i)
Series 2021-3 Class A
1-month USD LIBOR + 2.230% Floor 2.230% 08/17/2023	2.300%	8,500,000	8,500,000
GS Mortgage Securities Corp II(a),(c)
Series 2017-375H Class A
09/10/2037	3.475%	5,000,000	5,111,885
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	12,390,000	12,361,255
Series 2012-BWTR Class A
11/05/2034	2.954%	3,857,000	3,854,758
GS Mortgage Securities Trust(a),(c)
Series 2013-PEMB Class A
03/05/2033	3.550%	830,000	824,499
Subordinated Series 2019-GC40 Class DBD
07/10/2052	3.550%	4,090,000	4,009,950
Subordinated Series 2019-GC40 Class DBE
07/10/2052	3.550%	3,132,000	3,018,328
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,475,872
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	10,127,298
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	20,310,026
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,802,908
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,184,489
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,722,846
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,395,012
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,514,120

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust(c)
Series 2013-C14 Class A4
08/15/2046	4.133%	2,585,512	2,619,209
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/2048	3.231%	332,767	334,923
JPMBB Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2013-C17 Class F
01/15/2047	3.867%	1,840,000	1,469,252
Subordinated Series 2014-C19 Class D
04/15/2047	4.655%	874,000	854,549
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,174,742	8,117,012
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	7,407,286
JPMorgan Chase Commercial Mortgage Securities Corp.(a),(b)
Series 2021-MHC Class E
1-month USD LIBOR + 2.450% Floor 2.450% 04/15/2038	2.641%	1,130,000	1,101,738
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Series 2011-C5 Class E
08/15/2046	4.000%	1,611,000	1,313,287
Subordinated Series 2014-C20 Class D
07/15/2047	4.578%	2,200,000	1,834,902
JPMorgan Chase Commercial Mortgage Securities Trust(c)
Series 2013-C13 Class A4
01/15/2046	3.994%	3,937,120	4,009,218
Subordinated Series 2014-C20 Class B
07/15/2047	4.399%	2,000,000	2,040,994
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	2,169,076
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-HTL5 Class A
1-month USD LIBOR + 1.115% Floor 1.115% 11/15/2038	1.222%	7,080,000	6,991,443
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,614,464
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class F
1-month USD LIBOR + 2.350% Floor 2.350% 03/15/2038	2.541%	1,867,643	1,816,201
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	809,055
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LSTAR Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-4 Class F
03/10/2049	4.586%	8,000,000	5,965,105
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month USD LIBOR + 0.950% Floor 0.950% 11/15/2038	1.141%	2,810,000	2,767,788
MF1 Multifamily Housing Mortgage Loan Trust(a),(b)
Series 2021-FL5 Class D
1-month USD LIBOR + 2.615% Floor 2.500% 07/15/2036	2.663%	2,524,000	2,493,065
MHP MHIL(a),(b)
Subordinated Series 2022 Class E
30-day Average SOFR + 2.611% Floor 2.611% 01/15/2027	2.661%	3,000,000	2,924,937
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,850,000	2,772,329
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	1,932,024
Series 2015-C21 Class A3
03/15/2048	3.077%	477,359	474,098
Series 2016-C29 Class ASB
05/15/2049	3.140%	855,798	868,040
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,411,480
Morgan Stanley Capital I Trust(c),(d)
Series 2021-L5 Class XA
05/15/2054	1.300%	13,601,534	1,204,516
Motel Trust(a),(b)
Series 2021-MTL6 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 09/15/2038	1.091%	2,428,065	2,394,655
Prima Capital CRE Securitization Ltd.(a)
Series 2019-RK1 Class DD
04/15/2038	3.500%	240,000	239,209
Subordinated Series 2019-RK1 Class BD
04/15/2038	3.500%	5,180,000	5,180,700
Subordinated Series 2019-RK1 Class CD
04/15/2038	3.500%	4,040,000	4,035,916
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	1,180,000	1,199,726

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,149,662
SG Commercial Mortgage Securities Trust(a),(c)
Series 2020-COVE Class E
03/15/2037	3.728%	6,680,000	6,413,512
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
SOFR + 1.550% Floor 1.550% 02/15/2039	1.600%	5,670,000	5,643,398
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.470% Floor 1.220% 11/15/2027	1.662%	2,461,743	1,612,442
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	5,762,496
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,583,582	2,594,909
Series 2013-C5 Class A4
03/10/2046	3.185%	2,740,000	2,758,630
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,947,756
UBS-Barclays Commercial Mortgage Trust(a),(c)
Series 2012-C4 Class E
12/10/2045	4.460%	2,270,000	1,664,310
Subordinated Series 2012-C4 Class D
12/10/2045	4.460%	1,330,000	1,213,448
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,972,230
Series 2015-SG1 Class A4
09/15/2048	3.789%	9,186,572	9,451,165
Series 2018-C45 Class A3
06/15/2051	3.920%	18,995,381	19,771,853
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	7,758,985
Wells Fargo Commercial Mortgage Trust(c),(d)
Series 2021-C59 Class XA
04/15/2054	1.549%	20,662,045	2,196,382
Series 2021-C60 Class XA
08/15/2054	1.557%	4,149,036	456,751
Wells Fargo Commercial Mortgage Trust(a)
Subordinated Series 2021-C59 Class E
04/15/2054	2.500%	1,100,000	847,685
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WFRBS Commercial Mortgage Trust(a)
Subordinated Series 2014-C21 Class D
08/15/2047	3.497%	700,000	623,819
WF-RBS Commercial Mortgage Trust
Series 2014-C24 Class A3
11/15/2047	3.428%	509,995	519,409
WF-RBS Commercial Mortgage Trust(a),(c)
Subordinated Series 2013-C14 Class D
06/15/2046	3.959%	1,250,000	1,061,202
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $699,570,988)			686,425,316

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Food Products 0.0%
Intelsat Emergence SA(j)	88,740	3,022,751
Intelsat Jackson Holdings SA(e),(i),(j)	2,500,000	2
Intelsat Jackson Holdings SA(e),(i),(j)	832,000	1
Intelsat Jackson Holdings SA(e),(i),(j)	6,033,000	6
Intelsat Jackson Series A, CVR(e),(i),(j)	9,294	0
Intelsat Jackson Series B, CVR(e),(i),(j)	9,293	0
Total		3,022,760
Total Consumer Staples		3,022,760
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Civitas Resources, Inc.	0	1
Prairie Provident Resources, Inc.(e),(j)	1,728	230
Total		231
Total Energy		231
Total Common Stocks (Cost $351,364)		3,022,991

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
Bangkok Bank PCL(a),(k)
12/31/2049	5.000%	1,750,000	1,740,339
Credit Agricole SA(a),(k)
12/31/2049	4.750%	2,368,000	2,194,186
HSBC Holdings PLC(k)
12/31/2049	4.700%	1,265,000	1,167,231

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Itau Unibanco Holding SA(a),(k)
Subordinated
04/15/2031	3.875%	275,000	257,995
Mizrahi Tefahot Bank Ltd.(a),(k)
04/07/2031	3.077%	850,000	816,000
Nordea Bank Abp(a),(k)
12/31/2049	3.750%	1,115,000	963,734
Total			7,139,485
Wireless 0.0%
Digicel Group 0.5 Ltd.(a),(l)
Subordinated
12/30/2049	7.000%	16,892	13,851
Total Convertible Bonds (Cost $7,622,635)			7,153,336

Corporate Bonds & Notes 36.0%

Aerospace & Defense 0.4%
BAE Systems PLC(a)
04/15/2030	3.400%	690,000	703,441
Boeing Co. (The)
02/04/2024	1.433%	5,100,000	5,018,304
05/01/2025	4.875%	789,000	838,941
02/01/2028	3.250%	823,000	825,095
05/01/2030	5.150%	1,460,000	1,611,309
02/01/2031	3.625%	4,289,000	4,326,503
02/01/2035	3.250%	1,560,000	1,450,086
11/01/2048	3.850%	302,000	274,561
05/01/2050	5.805%	332,000	394,738
08/01/2059	3.950%	3,500,000	3,176,181
Bombardier, Inc.(a)
12/01/2024	7.500%	2,850,000	2,951,536
03/15/2025	7.500%	3,275,000	3,309,055
04/15/2027	7.875%	6,175,000	6,260,145
Embraer Netherlands Finance BV
06/15/2025	5.050%	780,000	794,640
Northrop Grumman Corp.
10/15/2047	4.030%	435,000	459,862
Raytheon Technologies Corp.
03/15/2027	3.500%	1,341,000	1,401,329
Teledyne Technologies, Inc.
04/01/2026	1.600%	1,601,000	1,543,400
Textron, Inc.
03/01/2024	4.300%	690,000	716,330
03/01/2025	3.875%	300,000	312,811
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
08/16/2023	3.650%	51,000	52,260
11/16/2038	4.450%	1,083,000	1,209,006
06/01/2042	4.500%	1,752,000	1,954,381
05/04/2047	4.050%	560,000	591,803
Total			40,175,717
Airlines 0.3%
Alaska Airlines Pass-Through Trust(a)
Series 2020-1 Class A
02/15/2029	4.800%	1,807,191	1,908,376
American Airlines Pass-Through Trust
Series 2015-2 Class A
09/22/2027	4.000%	1,959,627	1,874,029
Series 2015-2 Class AA
09/22/2027	3.600%	127,930	128,651
Series 2016-1 Class A
07/15/2029	4.100%	1,426,034	1,372,079
Series 2016-2 Class AA
06/15/2028	3.200%	792,787	778,689
Series 2016-3
10/15/2028	3.250%	675,206	629,127
Series 2017-1 Class A
02/15/2029	4.000%	309,060	300,187
Series 2017-2 Class A
04/15/2031	3.600%	582,801	558,092
Series 2017-2 Class AA
10/15/2029	3.350%	147,524	146,174
British Airways Pass-Through Trust(a)
Series 2020-1A
11/15/2032	4.250%	342,355	352,368
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	580,545	583,273
10/29/2024	4.000%	1,574,526	1,600,026
Series 2012-1 Class A
04/11/2024	4.150%	238,473	242,920
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	6,144,586	5,848,934
06/10/2028	2.500%	1,073,661	1,043,734
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	795,000	816,462
10/20/2028	4.750%	1,208,000	1,258,761
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	990,000	1,044,518
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,848,010
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	910,942	951,640
06/03/2025	4.625%	2,254,310	2,202,873

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines Pass-Through Trust
Series 2014-1 Class A
04/11/2026	4.000%	501,158	511,566
Series 2016-2 Class A
04/07/2030	3.100%	824,037	800,012
Series 2019-2 Class A
05/01/2028	2.900%	573,861	547,057
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	160,149	165,450
10/15/2027	5.875%	2,559,582	2,697,674
Series 2016-1 Class AA
07/07/2028	3.100%	1,349,718	1,334,916
Total			31,545,598
Apartment REIT 0.0%
American Homes 4 Rent LP
07/15/2031	2.375%	683,000	626,745
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	1,208,000	1,141,828
Mid-America Apartments LP
09/15/2051	2.875%	205,000	179,677
Total			1,948,250
Automotive 1.1%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,689,817
Allison Transmission. Inc.(a)
01/30/2031	3.750%	2,990,000	2,775,153
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	2,250,000	2,280,251
04/01/2027	6.500%	900,000	920,231
10/01/2029	5.000%	800,000	758,331
American Honda Finance Corp.
10/10/2023	3.625%	2,375,000	2,444,898
01/12/2029	2.250%	6,865,000	6,664,398
Aptiv PLC
12/01/2051	3.100%	3,810,000	3,217,546
Aptiv PLC/Corp.
05/01/2052	4.150%	5,620,000	5,632,182
BorgWarner, Inc.(a)
10/01/2025	5.000%	126,000	136,414
Cooper-Standard Automotive, Inc.(a)
11/15/2026	5.625%	2,225,000	1,529,849
Daimler Finance North America LLC(a)
03/10/2025	2.125%	1,275,000	1,264,491
Daimler Trucks Finance North America LLC(a)
12/14/2028	2.375%	2,250,000	2,160,197
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dana, Inc.
11/15/2027	5.375%	685,000	698,700
06/15/2028	5.625%	2,600,000	2,666,956
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	3,891,391
Ford Motor Co.
01/15/2043	4.750%	2,600,000	2,516,239
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 1.270% 03/28/2022	1.490%	1,000,000	999,368
3-month USD LIBOR + 1.080% 08/03/2022	1.383%	880,000	879,229
Ford Motor Credit Co. LLC
08/03/2022	2.979%	5,095,000	5,107,865
11/01/2022	3.350%	6,065,000	6,095,981
01/09/2024	3.810%	2,585,000	2,615,237
05/03/2029	5.113%	1,040,000	1,092,888
11/13/2030	4.000%	1,500,000	1,487,588
General Motors Co.
10/01/2025	6.125%	549,000	607,200
10/01/2027	6.800%	1,850,000	2,180,437
04/01/2035	5.000%	5,365,000	5,806,096
04/01/2038	5.150%	1,550,000	1,682,114
10/02/2043	6.250%	750,000	909,458
04/01/2045	5.200%	1,500,000	1,617,720
04/01/2048	5.400%	495,000	548,548
General Motors Financial Co., Inc.
04/10/2022	3.450%	570,000	570,969
06/30/2022	3.150%	995,000	1,000,456
07/08/2022	3.550%	1,000,000	1,008,791
07/13/2025	4.300%	1,060,000	1,106,141
03/01/2026	5.250%	2,345,000	2,537,649
02/26/2027	2.350%	1,441,000	1,397,648
06/21/2030	3.600%	1,710,000	1,716,817
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%	1,155,000	1,168,947
02/14/2027	3.050%	3,066,000	3,014,025
Hyundai Capital America(a)
06/14/2024	0.875%	2,480,000	2,396,728
09/15/2028	2.100%	1,460,000	1,357,992
Hyundai Capital Services, Inc.(a)
04/24/2025	2.125%	3,320,000	3,264,249
Kia Corp.(a)
04/16/2024	1.000%	1,405,000	1,373,299
02/14/2027	2.750%	3,360,000	3,347,805
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,130,623
Nissan Motor Co., Ltd.(a)
09/17/2030	4.810%	1,493,000	1,568,004
PACCAR Financial Corp.
02/04/2027	2.000%	3,115,000	3,088,689

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Motor Credit Corp.
08/13/2027	1.150%	1,031,000	967,647
04/06/2028	1.900%	5,720,000	5,510,825
02/13/2030	2.150%	750,000	721,499
Volkswagen Group of America Finance LLC(a)
05/13/2025	3.350%	1,685,000	1,722,162
Total			113,847,738
Banking 10.4%
ABN AMRO Bank NV(a),(k)
12/13/2029	2.470%	6,705,000	6,415,693
Subordinated
03/13/2037	3.324%	1,441,000	1,347,384
Ally Financial, Inc.
10/02/2023	1.450%	5,300,000	5,236,849
American Express Co.
11/04/2026	1.650%	2,885,000	2,792,482
ANZ New Zealand International Ltd.(a)
02/18/2025	2.166%	3,390,000	3,381,572
ASB Bank Ltd.(a)
10/22/2026	1.625%	753,000	723,250
Banco Bilbao Vizcaya Argentaria SA
09/18/2023	0.875%	5,400,000	5,320,837
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	1,050,000	1,042,506
Banco Santander SA(a)
11/09/2022	4.125%	150,000	152,109
Banco Santander SA
02/23/2023	3.125%	800,000	809,049
05/28/2025	2.746%	1,000,000	1,000,957
03/25/2026	1.849%	2,000,000	1,922,053
Banco Santander SA(b)
3-month USD LIBOR + 1.120% 04/12/2023	1.358%	1,400,000	1,410,701
Banco Santander SA(k)
Subordinated
11/22/2032	3.225%	1,000,000	929,047
Bancolombia SA
01/29/2025	3.000%	1,075,000	1,035,807
Bank of America Corp.
01/11/2023	3.300%	2,000,000	2,033,249
Subordinated
01/22/2025	4.000%	795,000	825,638
04/21/2025	3.950%	2,500,000	2,591,618
03/03/2026	4.450%	2,000,000	2,126,431
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(k)
12/20/2023	3.004%	1,294,000	1,305,725
03/05/2024	3.550%	6,318,000	6,418,834
03/15/2025	3.458%	2,610,000	2,661,422
07/22/2027	1.734%	13,410,000	12,810,136
03/05/2029	3.970%	2,240,000	2,345,251
06/14/2029	2.087%	11,030,000	10,438,695
02/07/2030	3.974%	3,850,000	4,039,461
07/23/2031	1.898%	640,000	579,830
04/22/2032	2.687%	3,090,000	2,971,110
10/20/2032	2.572%	4,982,000	4,727,055
02/04/2033	2.972%	11,840,000	11,602,413
06/19/2041	2.676%	4,133,000	3,630,311
03/15/2050	4.330%	1,500,000	1,664,667
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	3,780,000	3,922,246
Bank of Ireland Group PLC(a),(k)
09/30/2027	2.029%	3,840,000	3,616,888
Bank of Montreal
01/10/2025	1.500%	7,990,000	7,822,792
Bank of Montreal(k)
Subordinated
12/15/2032	3.803%	1,068,000	1,094,287
Bank of New York Mellon Corp. (The)
01/29/2023	2.950%	995,000	1,007,548
08/16/2023	2.200%	3,185,000	3,210,047
04/24/2025	1.600%	3,885,000	3,824,779
01/26/2027	2.050%	5,990,000	5,923,331
Bank of New Zealand(a)
02/21/2025	2.000%	3,915,000	3,881,653
01/27/2027	2.285%	4,455,000	4,399,307
Bank of Nova Scotia (The)
05/01/2023	1.625%	8,550,000	8,551,046
02/02/2027	1.950%	734,000	713,025
02/02/2032	2.450%	7,285,000	6,912,410
Bank of Nova Scotia (The)(k)
12/31/2049	4.900%	1,130,000	1,143,392
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	3,185,000	3,268,581
11/21/2024	2.375%	5,255,000	5,259,847
10/04/2026	1.604%	776,000	744,531
Barclays PLC
03/16/2025	3.650%	270,000	277,121
Subordinated
05/09/2028	4.836%	995,000	1,053,308
Barclays PLC(k)
05/07/2025	3.932%	6,190,000	6,358,941
06/24/2031	2.645%	3,175,000	2,996,607
03/10/2032	2.667%	12,020,000	11,270,128
Subordinated
09/23/2035	3.564%	902,000	861,940

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	27

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BB&T Corp.
06/20/2022	3.050%	3,365,000	3,380,701
BNP Paribas SA(a)
03/01/2023	3.500%	895,000	909,522
01/09/2025	3.375%	1,235,000	1,258,619
BNP Paribas SA(a),(k)
11/19/2025	2.819%	2,480,000	2,481,843
06/09/2026	2.219%	6,673,000	6,539,643
01/13/2027	1.323%	580,000	545,264
01/20/2028	2.591%	2,755,000	2,680,116
09/30/2028	1.904%	3,535,000	3,286,411
09/15/2029	2.159%	3,900,000	3,628,559
04/19/2032	2.871%	3,775,000	3,584,783
01/20/2033	3.132%	2,720,000	2,632,018
Subordinated
08/12/2035	2.588%	628,000	565,496
BPCE SA(a)
01/11/2028	3.250%	460,000	470,104
10/01/2029	2.700%	2,350,000	2,299,774
Subordinated
10/22/2023	5.700%	545,000	572,581
07/11/2024	4.625%	4,200,000	4,365,539
07/21/2024	5.150%	3,578,000	3,758,140
BPCE SA(a),(k)
01/20/2032	2.277%	1,135,000	1,030,852
Subordinated
10/19/2032	3.116%	577,000	542,328
10/19/2042	3.582%	665,000	607,675
Canadian Imperial Bank of Commerce(k)
07/22/2023	2.606%	2,317,000	2,324,934
Canadian Imperial Bank of Commerce
10/18/2024	1.000%	9,445,000	9,149,774
01/28/2025	2.250%	3,235,000	3,230,987
Capital One Financial Corp.(k)
12/06/2024	1.343%	8,945,000	8,817,183
11/02/2027	1.878%	1,390,000	1,332,614
11/02/2032	2.618%	1,450,000	1,357,543
Subordinated
07/29/2032	2.359%	1,575,000	1,411,845
Capital One Financial Corp.
05/11/2027	3.650%	265,000	274,803
Citigroup, Inc.(k)
05/01/2025	0.981%	1,410,000	1,370,448
04/08/2026	3.106%	4,210,000	4,266,503
06/09/2027	1.462%	7,132,000	6,755,438
02/24/2028	3.070%	10,030,000	10,118,250
11/05/2030	2.976%	3,020,000	2,981,741
01/29/2031	2.666%	5,550,000	5,352,827
03/31/2031	4.412%	955,000	1,036,693
06/03/2031	2.572%	1,800,000	1,716,779
05/01/2032	2.561%	5,980,000	5,676,479
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/25/2033	3.057%	8,575,000	8,457,276
12/31/2049	4.700%	10,225,000	10,022,993
12/31/2049	5.000%	1,100,000	1,106,564
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,340,127
Subordinated
06/10/2025	4.400%	4,250,000	4,460,227
09/13/2025	5.500%	1,500,000	1,636,415
05/18/2046	4.750%	395,000	439,992
Comerica Bank
07/23/2024	2.500%	3,995,000	4,034,770
Comerica, Inc.
07/31/2023	3.700%	2,250,000	2,301,817
Commonwealth Bank of Australia(a)
09/15/2031	1.875%	2,170,000	2,005,507
Subordinated
03/11/2031	2.688%	769,000	718,467
09/12/2039	3.743%	435,000	429,439
Cooperatieve Rabobank UA(a),(k)
06/24/2026	1.339%	970,000	933,365
09/24/2026	1.004%	920,000	871,625
02/24/2027	1.106%	2,500,000	2,362,632
12/15/2027	1.980%	8,155,000	7,888,014
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	1,506,000	1,577,144
Credit Agricole SA(a)
04/24/2023	3.750%	530,000	541,775
Credit Agricole SA(a),(k)
06/16/2026	1.907%	5,925,000	5,761,443
Credit Suisse AG
08/07/2026	1.250%	3,315,000	3,115,362
Credit Suisse Group AG
05/05/2023	1.000%	893,000	886,128
Credit Suisse Group AG(a),(k)
12/14/2023	2.997%	6,707,000	6,760,783
09/11/2025	2.593%	305,000	302,814
06/05/2026	2.193%	9,148,000	8,879,905
02/02/2027	1.305%	4,520,000	4,201,389
05/14/2032	3.091%	4,895,000	4,639,486
Credit Suisse Group AG(a)
01/09/2028	4.282%	1,005,000	1,048,118
Subordinated
08/08/2023	6.500%	1,030,000	1,079,673
Credit Suisse Group Funding Guernsey Ltd.
09/15/2022	3.800%	750,000	760,330
06/09/2023	3.800%	4,890,000	4,999,732

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Danske Bank A/S(a)
09/12/2023	3.875%	1,350,000	1,381,320
06/12/2028	4.375%	878,000	918,719
Danske Bank A/S(a),(k)
09/10/2025	0.976%	5,665,000	5,454,943
09/11/2026	1.621%	1,245,000	1,190,657
Deutsche Bank AG(k)
04/01/2025	1.447%	575,000	561,570
11/26/2025	3.961%	2,920,000	2,987,551
01/07/2028	2.552%	8,941,000	8,599,560
Subordinated
01/14/2032	3.729%	2,000,000	1,887,405
Discover Bank
08/08/2023	4.200%	5,500,000	5,672,591
03/13/2026	4.250%	789,000	834,488
Discover Financial Services
04/27/2022	5.200%	6,123,000	6,162,091
11/21/2022	3.850%	1,000,000	1,018,179
11/06/2024	3.950%	1,495,000	1,552,948
DNB Bank ASA(a)
12/02/2022	2.150%	625,000	629,451
DNB Bank ASA(a),(k)
09/16/2026	1.127%	3,950,000	3,762,250
03/30/2028	1.605%	4,585,000	4,322,287
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	1,983,000	1,956,671
Fifth Third Bancorp
06/15/2022	2.600%	1,595,000	1,600,403
Global Bank Corp.(a),(k)
04/16/2029	5.250%	400,000	386,366
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	1.214%	1,402,000	1,406,793
Goldman Sachs Group, Inc. (The)
02/23/2023	3.200%	2,925,000	2,961,325
12/06/2023	1.217%	7,505,000	7,418,535
01/26/2027	3.850%	2,855,000	2,974,185
Subordinated
10/21/2025	4.250%	1,344,000	1,411,184
05/22/2045	5.150%	2,410,000	2,828,703
Goldman Sachs Group, Inc. (The)(k)
09/29/2025	3.272%	4,160,000	4,234,437
03/09/2027	1.431%	12,030,000	11,371,900
09/10/2027	1.542%	1,318,000	1,242,008
10/21/2027	1.948%	5,810,000	5,569,939
04/22/2032	2.615%	12,585,000	11,905,146
07/21/2032	2.383%	8,015,000	7,431,350
02/24/2033	3.102%	12,340,000	12,138,424
12/31/2049	3.650%	2,135,000	1,975,481
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(k)
03/11/2025	3.803%	573,000	587,285
05/24/2025	0.976%	3,444,000	3,329,009
11/07/2025	2.633%	1,768,000	1,765,774
04/18/2026	1.645%	604,000	582,449
06/04/2026	2.099%	1,379,000	1,345,203
05/24/2027	1.589%	4,612,000	4,347,918
11/22/2027	2.251%	491,000	472,845
03/13/2028	4.041%	1,150,000	1,192,014
09/22/2028	2.013%	8,785,000	8,246,603
08/17/2029	2.206%	8,370,000	7,811,306
05/22/2030	3.973%	1,243,000	1,281,989
Junior Subordinated
12/31/2049	6.000%	877,000	895,178
HSBC Holdings PLC
03/08/2026	4.300%	2,500,000	2,640,521
Intesa Sanpaolo SpA(a),(k)
Subordinated
06/01/2032	4.198%	1,100,000	998,974
Itaú Unibanco Holding SA(a)
01/24/2025	3.250%	650,000	647,536
JPMorgan Chase & Co.(k)
04/01/2023	3.207%	4,085,000	4,091,083
04/23/2024	3.559%	6,540,000	6,659,684
07/23/2024	3.797%	2,675,000	2,738,701
06/23/2025	0.969%	4,760,000	4,611,561
12/10/2025	1.561%	2,540,000	2,475,943
02/24/2026	2.595%	1,383,000	1,386,498
04/22/2026	2.083%	2,695,000	2,653,409
02/04/2027	1.040%	4,330,000	4,054,204
04/22/2027	1.578%	7,535,000	7,205,148
09/22/2027	1.470%	4,345,000	4,099,432
02/24/2028	2.947%	13,843,000	13,925,439
01/23/2029	3.509%	13,570,000	13,936,099
04/23/2029	4.005%	3,180,000	3,351,323
06/01/2029	2.069%	8,428,000	7,984,313
12/05/2029	4.452%	1,193,000	1,289,076
04/22/2032	2.580%	6,216,000	5,956,049
11/08/2032	2.545%	9,898,000	9,457,483
01/25/2033	2.963%	8,696,000	8,603,095
11/19/2041	2.525%	1,018,000	879,787
04/22/2042	3.157%	2,574,000	2,435,421
11/15/2048	3.964%	3,090,000	3,277,436
12/31/2049	4.000%	4,500,000	4,272,657
12/31/2049	4.600%	7,625,000	7,472,894
12/31/2049	5.000%	1,290,000	1,291,549
04/22/2052	3.328%	991,000	954,676
JPMorgan Chase & Co.
Subordinated
05/01/2023	3.375%	1,000,000	1,018,856
09/10/2024	3.875%	8,940,000	9,277,969
Kookmin Bank(a)
Subordinated
11/04/2030	2.500%	550,000	515,544

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	29

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC
08/16/2023	4.050%	2,940,000	3,028,406
03/12/2024	3.900%	2,600,000	2,693,651
03/22/2028	4.375%	1,975,000	2,105,310
Subordinated
11/04/2024	4.500%	5,560,000	5,802,459
Lloyds Banking Group PLC(k)
11/07/2023	2.907%	9,023,000	9,088,920
02/05/2026	2.438%	695,000	689,881
05/11/2027	1.627%	1,175,000	1,114,636
Macquarie Group Ltd.(a),(k)
10/14/2025	1.201%	1,295,000	1,252,689
01/14/2033	2.871%	6,005,000	5,679,748
Mitsubishi UFJ Financial Group, Inc.
02/25/2025	2.193%	2,000,000	1,985,344
07/17/2025	1.412%	1,684,000	1,624,521
09/13/2026	2.757%	255,000	256,152
07/17/2030	2.048%	933,000	859,486
Mitsubishi UFJ Financial Group, Inc.(k)
07/20/2027	1.538%	955,000	906,518
01/19/2033	2.852%	5,339,000	5,171,183
Mizuho Financial Group, Inc.(k)
07/10/2024	1.241%	1,027,000	1,015,946
09/11/2024	3.922%	2,668,000	2,738,280
05/25/2026	2.226%	797,000	786,873
Mizuho Financial Group, Inc.(a)
04/12/2026	3.477%	225,000	232,303
Morgan Stanley(k)
05/30/2025	0.790%	14,802,000	14,275,747
10/21/2025	1.164%	2,030,000	1,960,976
02/18/2026	2.630%	2,088,000	2,089,623
04/28/2026	2.188%	860,000	848,463
05/04/2027	1.593%	5,707,000	5,437,167
07/20/2027	1.512%	998,000	946,084
01/21/2028	2.475%	8,107,000	7,971,614
07/22/2028	3.591%	7,245,000	7,484,691
01/24/2029	3.772%	4,315,000	4,479,282
01/23/2030	4.431%	2,885,000	3,115,470
02/13/2032	1.794%	1,046,000	934,697
04/28/2032	1.928%	1,590,000	1,433,333
07/21/2032	2.239%	10,881,000	10,049,493
10/20/2032	2.511%	5,258,000	4,968,591
01/21/2033	2.943%	10,445,000	10,224,811
04/22/2039	4.457%	310,000	339,938
Morgan Stanley
07/23/2025	4.000%	1,725,000	1,807,891
01/27/2026	3.875%	6,665,000	6,961,268
Subordinated
09/08/2026	4.350%	9,045,000	9,605,629
National Australia Bank Ltd.(a)
01/12/2025	1.388%	11,600,000	11,388,150
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
08/21/2030	2.332%	1,170,000	1,066,689
National Australia Bank Ltd.(a),(k)
Subordinated
08/02/2034	3.933%	1,175,000	1,194,711
01/12/2037	3.347%	1,138,000	1,086,809
Nationwide Building Society(a),(k)
04/26/2023	3.622%	1,540,000	1,543,952
03/08/2024	3.766%	3,370,000	3,425,302
08/01/2024	4.363%	7,040,000	7,245,947
02/16/2028	2.972%	2,610,000	2,601,568
Nationwide Building Society(a)
10/13/2026	1.500%	1,070,000	1,018,596
NatWest Group PLC(k)
06/25/2024	4.519%	962,000	989,816
Subordinated
11/28/2035	3.032%	895,000	827,738
NatWest Markets PLC(a)
09/29/2022	3.625%	3,020,000	3,062,881
09/29/2026	1.600%	5,570,000	5,297,035
Nordea Bank Abp(a)
09/30/2026	1.500%	7,925,000	7,552,017
Northern Trust Corp.(k)
Subordinated
05/08/2032	3.375%	1,345,000	1,370,932
Oversea-Chinese Banking Corp., Ltd.(a),(k)
Subordinated
09/10/2030	1.832%	535,000	517,770
Royal Bank of Canada
01/21/2025	1.600%	25,000	24,571
06/10/2025	1.150%	6,920,000	6,662,688
11/03/2031	2.300%	708,000	669,590
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	2,105,000	2,155,862
Royal Bank of Scotland Group PLC(k)
03/22/2025	4.269%	8,215,000	8,495,821
05/22/2028	3.073%	706,000	706,092
Santander Holdings USA, Inc.
06/02/2025	3.450%	4,110,000	4,179,484
Santander Holdings USA, Inc.(k)
01/06/2028	2.490%	3,202,000	3,110,069
Santander UK Group Holdings PLC(k)
11/15/2024	4.796%	7,820,000	8,127,288
03/15/2025	1.089%	5,545,000	5,379,555
06/14/2027	1.673%	1,762,000	1,664,610
01/11/2028	2.469%	2,300,000	2,226,464
11/03/2028	3.823%	305,000	313,267

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	5,180,493
01/22/2025	2.625%	445,000	440,694
Societe Generale SA(a),(k)
06/09/2027	1.792%	1,749,000	1,635,850
01/19/2028	2.797%	4,285,000	4,167,456
01/21/2033	3.337%	9,905,000	9,536,536
Standard Chartered PLC(a),(k)
11/23/2025	1.822%	1,445,000	1,405,701
01/14/2027	1.456%	712,000	669,824
01/12/2028	2.608%	4,574,000	4,451,136
06/29/2032	2.678%	2,350,000	2,172,451
Subordinated
01/12/2033	3.603%	2,785,000	2,656,191
02/18/2036	3.265%	1,545,000	1,433,204
State Street Corp.(k)
11/18/2027	1.684%	1,985,000	1,923,584
02/07/2033	2.623%	3,715,000	3,641,176
Sumitomo Mitsui Financial Group, Inc.
07/12/2022	2.784%	1,720,000	1,731,927
09/27/2024	2.448%	745,000	747,021
09/17/2028	1.902%	5,900,000	5,526,497
Sumitomo Mitsui Trust Bank Ltd.(a)
03/25/2024	0.850%	5,715,000	5,570,972
09/12/2025	1.050%	829,000	791,452
Svenska Handelsbanken AB(a),(k)
06/11/2027	1.418%	932,000	889,289
Toronto-Dominion Bank (The)
01/12/2032	2.450%	2,705,000	2,590,147
Truist Financial Corp.(k)
03/02/2027	1.267%	1,135,000	1,084,281
06/07/2029	1.887%	3,220,000	3,041,533
12/31/2049	5.100%	852,000	884,951
Truist Financial Corp.
08/03/2027	1.125%	762,000	706,968
U.S. Bancorp(k)
Junior Subordinated
12/31/2049	5.300%	2,980,000	3,022,450
UBS AG(a)
04/21/2022	1.750%	8,550,000	8,558,903
08/09/2024	0.700%	4,485,000	4,340,462
01/13/2025	1.375%	8,110,000	7,934,800
UBS Group AG(a),(k)
07/30/2024	1.008%	990,000	975,798
01/30/2027	1.364%	912,000	864,171
08/10/2027	1.494%	460,000	434,809
02/11/2032	2.095%	1,457,000	1,326,543
02/11/2043	3.179%	1,172,000	1,084,114
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	5,580,000	5,604,814
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UniCredit SpA(a)
04/12/2022	3.750%	3,125,000	3,134,590
UniCredit SpA(a),(k)
09/22/2026	2.569%	5,195,000	4,978,691
US Bancorp(k)
01/27/2033	2.677%	7,985,000	7,847,752
Subordinated
11/03/2036	2.491%	1,840,000	1,715,972
Wells Fargo & Co.
01/24/2024	3.750%	2,500,000	2,577,628
Subordinated
12/07/2046	4.750%	360,000	404,892
Wells Fargo & Co.(k)
06/02/2024	1.654%	2,215,000	2,209,438
10/30/2025	2.406%	1,260,000	1,256,421
02/11/2026	2.164%	2,882,000	2,847,811
04/30/2026	2.188%	2,313,000	2,283,509
05/22/2028	3.584%	1,700,000	1,755,350
06/02/2028	2.393%	10,720,000	10,481,597
02/11/2031	2.572%	6,775,000	6,503,077
04/30/2041	3.068%	5,252,000	4,899,432
04/04/2051	5.013%	1,130,000	1,393,268
Wells Fargo & Co.(f),(k)
03/02/2033	3.350%	11,310,000	11,456,575
Westpac Banking Corp.
11/20/2028	1.953%	6,518,000	6,230,676
Subordinated
11/16/2040	2.963%	1,057,000	930,465
Westpac Banking Corp.(k)
Subordinated
11/18/2036	3.020%	1,395,000	1,296,009
Total			1,105,154,510
Brokerage/Asset Managers/Exchanges 0.5%
Ares Finance Co. IV LLC(a)
02/01/2052	3.650%	3,792,000	3,315,285
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%	667,000	616,932
01/30/2032	2.000%	1,790,000	1,625,324
08/05/2051	2.850%	1,383,000	1,159,105
01/30/2052	3.200%	4,773,000	4,342,077
Blue Owl Finance LLC(a)
02/15/2032	4.375%	5,635,000	5,597,544
Brookfield Finance, Inc.
06/02/2026	4.250%	1,000,000	1,066,839
Charles Schwab Corp. (The)(k)
12/31/2049	5.375%	3,641,000	3,844,112
CI Financial Corp.
06/15/2051	4.100%	845,000	803,915

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	31

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Depository Trust & Clearing Corp. (The)(a),(k)
12/31/2049	3.375%	673,000	626,170
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,150,000	2,060,255
Intercontinental Exchange, Inc.
09/15/2032	1.850%	3,230,000	2,888,473
09/15/2040	2.650%	804,000	713,413
Jefferies Group LLC
01/20/2043	6.500%	600,000	756,089
Jefferies Group LLC/Capital Finance, Inc.
10/15/2031	2.625%	4,720,000	4,388,531
Nomura Holdings, Inc.
01/22/2027	2.329%	8,065,000	7,788,056
07/14/2031	2.608%	1,100,000	1,026,442
Raymond James Financial, Inc.
07/15/2046	4.950%	1,745,000	2,007,979
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,945,666
Total			48,572,207
Building Materials 0.1%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	1,845,000	1,891,516
02/01/2032	4.250%	965,000	923,316
Cemex SAB de CV(a)
09/17/2030	5.200%	1,050,000	1,025,921
Cemex SAB de CV(a),(k)
Subordinated
12/31/2049	5.125%	625,000	599,880
GCC SAB de CV(a)
04/20/2032	3.614%	750,000	723,690
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	3,240,642
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,445,000	3,252,933
01/15/2031	3.375%	840,000	748,775
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	2,385,000	2,398,477
Total			14,805,150
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	125,000	126,964
02/01/2031	4.250%	1,725,000	1,619,004
02/01/2032	4.750%	1,500,000	1,458,224
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	1,125,000	1,034,083
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,065,000	2,083,638
07/23/2025	4.908%	988,000	1,048,155
01/15/2029	2.250%	639,000	593,931
10/23/2035	6.384%	1,775,000	2,123,843
03/01/2042	3.500%	895,000	766,411
10/23/2045	6.484%	4,170,000	4,959,132
04/01/2048	5.750%	1,360,000	1,499,636
03/01/2050	4.800%	1,800,000	1,754,641
04/01/2051	3.700%	2,305,000	1,937,055
06/01/2052	3.900%	4,082,000	3,551,709
04/01/2061	3.850%	1,165,000	961,350
Comcast Corp.
10/15/2025	3.950%	3,212,000	3,390,665
02/01/2030	2.650%	750,000	740,240
03/01/2048	4.000%	1,460,000	1,515,872
02/01/2050	3.450%	1,900,000	1,815,729
Cox Communications, Inc.(a)
08/15/2024	3.150%	780,000	796,285
06/15/2031	2.600%	1,440,000	1,355,293
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	3,556,166
02/01/2028	5.375%	1,193,000	1,160,485
04/01/2028	7.500%	300,000	299,637
01/15/2030	5.750%	2,450,000	2,167,667
02/15/2031	3.375%	2,000,000	1,700,446
11/15/2031	4.500%	1,500,000	1,365,112
11/15/2031	5.000%	5,000,000	4,166,414
DISH DBS Corp.
11/15/2024	5.875%	2,000,000	2,000,315
07/01/2026	7.750%	2,039,000	2,057,603
06/01/2029	5.125%	1,400,000	1,180,591
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	5,833,000	5,877,430
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	2,410,000	2,464,357
Time Warner Cable LLC
05/01/2037	6.550%	235,000	281,970
11/15/2040	5.875%	1,255,000	1,399,968
09/01/2041	5.500%	6,666,000	7,089,747
Viasat, Inc.(a)
04/15/2027	5.625%	2,330,000	2,329,287
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,000,000	1,996,454
Total			76,225,509
Chemicals 0.5%
Alpek SAB de CV(a)
02/25/2031	3.250%	400,000	367,045
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	400,000	395,721

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cabot Corp.
07/01/2029	4.000%	2,710,000	2,860,302
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	102,160
Celanese US Holdings LLC
08/05/2026	1.400%	1,000,000	940,567
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,505,284
06/01/2043	4.950%	1,700,000	1,832,368
Dow Chemical Co. (The)
10/01/2034	4.250%	898,000	970,977
11/15/2042	4.375%	473,000	506,817
Eastman Chemical Co.
10/15/2044	4.650%	2,511,000	2,721,793
Ecolab, Inc.
12/15/2051	2.700%	3,450,000	3,010,566
08/18/2055	2.750%	1,330,000	1,148,713
Element Solutions, Inc.(a)
09/01/2028	3.875%	2,605,000	2,473,633
FMC Corp.
10/01/2049	4.500%	340,000	365,628
GC Treasury Center Co., Ltd.(a)
03/18/2031	2.980%	750,000	722,408
Huntsman International LLC
06/15/2031	2.950%	2,375,000	2,273,641
Ingevity Corp.(a)
11/01/2028	3.875%	2,595,000	2,443,259
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	3,305,000	3,770,421
LYB International Finance III LLC
05/01/2050	4.200%	2,125,000	2,154,417
04/01/2051	3.625%	3,960,000	3,738,642
LyondellBasell Industries NV
04/15/2024	5.750%	713,000	759,598
02/26/2055	4.625%	885,000	937,454
Mosaic Co. (The)
11/15/2033	5.450%	1,475,000	1,733,892
11/15/2043	5.625%	985,000	1,214,748
OCI NV(a)
10/15/2025	4.625%	1,600,000	1,601,050
PPG Industries, Inc.
03/15/2026	1.200%	1,008,000	962,266
RPM International, Inc.
01/15/2032	2.950%	668,000	651,198
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,826,298
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sasol Financing USA LLC
03/27/2024	5.875%	600,000	611,520
Sherwin-Williams Co. (The)
03/15/2052	2.900%	4,340,000	3,721,575
TPC Group Inc.(a)
08/01/2024	10.875%	246,422	258,251
TPC Group, Inc.(a)
08/01/2024	10.500%	1,000,000	593,631
Total			53,175,843
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	6,379,000	5,967,911
United Rentals North America, Inc.
05/15/2027	5.500%	1,078,000	1,113,453
01/15/2028	4.875%	1,230,000	1,255,526
01/15/2030	5.250%	3,000,000	3,121,676
07/15/2030	4.000%	1,280,000	1,257,705
02/15/2031	3.875%	2,875,000	2,779,152
Total			15,495,423
Consumer Cyclical Services 0.1%
ADT Security Corp. (The)(a)
08/01/2029	4.125%	1,475,000	1,395,283
Allied Universal Holdco LLC/Finance Corp.(a)
07/15/2026	6.625%	1,000,000	1,024,747
06/01/2029	6.000%	1,300,000	1,215,614
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,790,862
06/01/2028	4.625%	990,000	939,284
ANGI Group LLC(a)
08/15/2028	3.875%	2,600,000	2,327,744
CBRE Services, Inc.
04/01/2031	2.500%	1,052,000	995,860
Expedia Group, Inc.(a)
05/01/2025	6.250%	1,094,000	1,200,448
Total			10,889,842
Consumer Products 0.2%
Central Garden & Pet Co.
10/15/2030	4.125%	2,265,000	2,150,626
Hasbro, Inc.
11/19/2024	3.000%	1,292,000	1,309,815
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	673,941
Newell Brands, Inc.
06/01/2025	4.875%	4,150,000	4,363,330

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	33

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
04/01/2031	3.750%	2,750,000	2,534,782
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	240,334
04/01/2031	4.000%	1,080,000	992,135
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	2,750,000	2,519,935
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,135,000	1,069,952
Valvoline, Inc.(a)
06/15/2031	3.625%	2,460,000	2,211,285
Total			18,066,135
Diversified Manufacturing 0.2%
Amphenol Corp.
03/01/2025	2.050%	1,015,000	1,007,231
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,658,700
EnerSys(a)
04/30/2023	5.000%	200,000	202,702
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	241,000	271,579
General Electric Co.
03/15/2032	6.750%	353,000	455,638
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	0.986%	5,380,000	4,570,490
Griffon Corp.
03/01/2028	5.750%	525,000	522,561
Kennametal, Inc.
06/15/2028	4.625%	1,370,000	1,471,903
Roper Technologies, Inc.
09/15/2027	1.400%	595,000	555,869
Timken Co. (The)
12/15/2028	4.500%	3,685,000	3,959,660
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	2,390,478
WW Grainger, Inc.
02/15/2025	1.850%	2,525,000	2,504,540
Total			19,571,351
Electric 3.0%
AEP Texas Central Co.(a)
10/01/2025	3.850%	1,864,000	1,940,802
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,702,586
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEP Texas, Inc.
01/15/2050	3.450%	1,000,000	921,409
AEP Transmission Co. LLC
12/01/2047	3.750%	2,150,000	2,177,473
08/15/2051	2.750%	1,095,000	929,084
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,754,027
AES Corp. (The)
01/15/2026	1.375%	687,000	652,267
Alabama Power Co.
12/01/2023	3.550%	1,000,000	1,028,070
10/01/2049	3.450%	715,000	680,560
03/15/2052	3.000%	1,760,000	1,557,842
Alfa Desarrollo SpA(a)
09/27/2051	4.550%	1,375,000	1,171,833
Alliant Energy Finance LLC(a)
06/15/2023	3.750%	2,508,000	2,563,429
06/15/2028	4.250%	3,100,000	3,291,533
03/01/2032	3.600%	3,535,000	3,573,163
Ameren Corp.
02/15/2026	3.650%	590,000	614,129
03/15/2028	1.750%	2,740,000	2,565,954
American Electric Power Co., Inc.
03/01/2050	3.250%	856,000	755,543
Junior Subordinated
03/15/2024	2.031%	3,165,000	3,156,935
American Electric Power Co., Inc.(k)
02/15/2062	3.875%	3,930,000	3,693,184
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	3,125,000	2,997,434
09/01/2044	5.000%	777,000	894,134
Appalachian Power Co.
04/01/2031	2.700%	720,000	695,583
05/01/2050	3.700%	471,000	455,164
Arizona Public Service Co.
08/15/2048	4.200%	605,000	620,941
Avangrid, Inc.
04/15/2025	3.200%	1,675,000	1,713,404
06/01/2029	3.800%	3,190,000	3,333,614
Baltimore Gas and Electric Co.
06/15/2031	2.250%	917,000	871,777
Berkshire Hathaway Energy Co.
05/15/2031	1.650%	956,000	860,869
Black Hills Corp.
11/30/2023	4.250%	297,000	307,115
10/15/2029	3.050%	615,000	610,037
06/15/2030	2.500%	854,000	804,222
05/01/2033	4.350%	303,000	323,334

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(a)
02/15/2028	4.500%	2,500,000	2,439,825
03/15/2028	5.125%	575,000	554,498
02/01/2029	4.625%	2,000,000	1,859,782
02/01/2031	5.000%	4,045,000	3,734,563
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,331,000	3,397,520
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,610,106
CMS Energy Corp.
02/15/2027	2.950%	80,000	80,329
CMS Energy Corp.(k)
06/01/2050	4.750%	2,609,000	2,627,329
12/01/2050	3.750%	830,000	747,851
Commonwealth Edison Co.
08/15/2047	3.750%	434,000	440,466
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	178,000	208,768
06/15/2046	3.850%	1,310,000	1,301,297
06/15/2047	3.875%	1,640,000	1,637,004
12/01/2054	4.625%	399,000	442,147
11/15/2057	4.000%	577,000	578,745
Dominion Energy South Carolina, Inc.
12/01/2031	2.300%	770,000	734,485
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	759,348
Junior Subordinated
08/15/2024	3.071%	1,755,000	1,788,167
Dominion Energy, Inc.(k)
12/31/2049	4.350%	2,300,000	2,238,602
12/31/2049	4.650%	6,325,000	6,279,910
DTE Electric Co.
03/01/2052	3.650%	5,140,000	5,334,387
DTE Energy Co.
10/01/2024	2.529%	2,165,000	2,177,515
06/01/2025	1.050%	2,260,000	2,160,325
10/01/2026	2.850%	10,155,000	10,254,849
Duke Energy Carolinas LLC
04/15/2031	2.550%	384,000	373,696
09/30/2042	4.000%	980,000	1,026,737
03/15/2046	3.875%	159,000	164,190
Duke Energy Corp.
04/15/2024	3.750%	3,500,000	3,612,960
09/15/2025	0.900%	1,805,000	1,713,356
09/01/2026	2.650%	4,710,000	4,735,986
06/15/2031	2.550%	1,500,000	1,405,938
Duke Energy Corp.(k)
12/31/2049	4.875%	625,000	631,658
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Florida LLC
12/15/2031	2.400%	1,280,000	1,226,340
12/15/2051	3.000%	633,000	572,156
Duke Energy Indiana LLC
10/01/2049	3.250%	317,000	292,021
Duke Energy Ohio, Inc.
06/01/2030	2.125%	446,000	418,409
06/15/2046	3.700%	3,165,000	3,158,894
Duke Energy Progress LLC
05/15/2042	4.100%	2,068,000	2,177,986
03/15/2043	4.100%	955,000	1,007,128
03/30/2044	4.375%	770,000	849,277
08/15/2045	4.200%	341,000	365,519
10/15/2046	3.700%	330,000	331,533
09/15/2047	3.600%	940,000	931,064
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	583,000	543,617
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,435,704
Entergy Arkansas LLC
06/15/2051	2.650%	225,000	188,916
Entergy Corp.
09/15/2025	0.900%	3,770,000	3,565,222
06/15/2030	2.800%	439,000	424,787
06/15/2031	2.400%	1,008,000	934,786
Entergy Louisiana LLC
10/01/2026	2.400%	2,500,000	2,480,385
Entergy Mississippi LLC
06/01/2049	3.850%	1,250,000	1,293,940
Entergy Texas, Inc.
12/01/2027	3.450%	2,510,000	2,579,891
03/30/2029	4.000%	362,000	385,837
Evergy Metro, Inc.
06/01/2030	2.250%	594,000	569,551
Eversource Energy
08/15/2025	0.800%	687,000	648,787
08/15/2026	1.400%	780,000	742,580
03/01/2027	2.900%	1,385,000	1,394,184
03/01/2032	3.375%	6,320,000	6,401,763
Exelon Corp.
04/15/2030	4.050%	85,000	90,138
04/15/2046	4.450%	1,050,000	1,139,348
04/15/2050	4.700%	130,000	147,406
Junior Subordinated
06/01/2022	3.497%	4,600,000	4,613,997
Fells Point Funding Trust(a)
01/31/2027	3.046%	7,935,000	7,877,771
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	3,224,000	3,101,769

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	35

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida Power & Light Co.
02/03/2032	2.450%	3,630,000	3,527,952
12/04/2051	2.875%	972,000	885,096
Fortis, Inc.
10/04/2026	3.055%	477,000	481,591
Georgia Power Co.
09/15/2024	2.200%	880,000	877,786
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,490,841
Indiana Michigan Power Co.
05/01/2051	3.250%	1,409,000	1,298,149
Inkia Energy Ltd.(a)
11/09/2027	5.875%	1,675,000	1,631,953
Interstate Power and Light Co.
11/30/2051	3.100%	4,480,000	4,035,976
Interstate Power and Light, Co.
12/01/2024	3.250%	821,000	839,919
06/01/2030	2.300%	683,000	649,772
IPALCO Enterprises, Inc.
05/01/2030	4.250%	2,000,000	2,080,889
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,662,931
01/15/2026	4.300%	2,000,000	2,106,436
03/01/2032	2.750%	424,000	407,717
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,554,480
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	690,649
Metropolitan Edison Co.(a)
01/15/2029	4.300%	2,000,000	2,168,992
MidAmerican Energy Co.
10/15/2044	4.400%	110,000	122,439
Mississippi Power Co.
03/15/2042	4.250%	430,000	446,839
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	300,000	265,483
Monongahela Power Co.(a)
05/15/2027	3.550%	641,000	663,096
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,191,000	2,246,633
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	3,832,071
02/07/2025	1.875%	3,420,000	3,393,441
03/15/2030	2.400%	1,398,000	1,346,959
06/15/2031	1.650%	930,000	831,418
04/15/2032	2.750%	1,433,000	1,405,792
National Rural Utilities Cooperative Finance Corp.(k)
04/30/2043	4.750%	1,587,000	1,559,346
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
04/20/2046	5.250%	1,750,000	1,808,641
New England Power Co.(a)
10/06/2050	2.807%	3,670,000	3,079,433
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.270% 02/22/2023	0.750%	3,000,000	2,995,780
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	5,615,000	5,560,637
01/15/2027	1.875%	2,275,000	2,202,698
06/15/2028	1.900%	704,000	669,264
01/15/2032	2.440%	755,000	707,103
NextEra Energy Capital Holdings, Inc.(k)
03/15/2082	3.800%	3,905,000	3,656,084
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	542,608
12/02/2027	2.450%	2,420,000	2,304,804
02/15/2029	3.375%	542,000	503,151
06/15/2029	5.250%	3,000,000	3,058,945
NRG Energy, Inc.
01/15/2027	6.625%	954,000	988,150
NSTAR Electric Co.
08/15/2031	1.950%	543,000	503,083
Oglethorpe Power Corp.
08/01/2050	3.750%	692,000	680,754
Oncor Electric Delivery Co. LLC(a)
11/15/2051	2.700%	2,220,000	1,916,963
Pacific Gas and Electric Co.(b)
SOFR + 1.150% 11/14/2022	1.200%	680,000	679,725
Pacific Gas and Electric Co.
03/01/2029	4.200%	5,495,000	5,625,253
07/01/2030	4.550%	5,735,000	5,895,413
04/15/2042	4.450%	583,000	541,795
03/15/2045	4.300%	984,000	886,993
03/15/2046	4.250%	440,000	396,110
PacifiCorp
03/15/2051	3.300%	680,000	638,985
06/15/2052	2.900%	151,000	133,653
PECO Energy Co.
10/01/2044	4.150%	290,000	313,785
09/15/2047	3.700%	110,000	112,673
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	2,014,249
Public Service Electric and Gas Co.
12/01/2047	3.600%	110,000	111,030

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	666,000	629,699
08/15/2030	1.600%	586,000	521,311
11/15/2031	2.450%	2,595,000	2,457,630
Sierra Pacific Power Co.
05/01/2026	2.600%	758,000	766,356
South Carolina Electric & Gas Co.
05/15/2033	5.300%	701,000	842,056
Southern California Edison Co.(b)
SOFR + 0.470% 12/02/2022	0.520%	4,825,000	4,828,679
Southern California Edison Co.
08/01/2023	0.700%	3,275,000	3,225,103
Southern Co. (The)
07/01/2036	4.250%	595,000	624,937
Southern Co. (The)(k)
01/15/2051	4.000%	1,210,000	1,162,528
09/15/2051	3.750%	1,803,000	1,675,690
Southwestern Electric Power Co.
03/15/2026	1.650%	1,137,000	1,100,304
10/01/2026	2.750%	6,450,000	6,540,433
Tampa Electric Co.
05/15/2044	4.350%	450,000	492,334
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,205,252
Tucson Electric Power Co.
03/15/2023	3.850%	2,480,000	2,513,289
05/15/2032	3.250%	3,070,000	3,104,826
12/01/2048	4.850%	275,000	316,747
06/15/2050	4.000%	2,690,000	2,745,723
Union Electric Co.
09/15/2042	3.900%	613,000	637,003
Virginia Electric & Power Co.
09/01/2022	3.450%	1,500,000	1,508,796
03/15/2027	3.500%	1,500,000	1,571,905
09/15/2047	3.800%	1,000,000	1,030,435
Vistra Corp.(a),(k)
12/31/2049	7.000%	425,000	421,882
12/31/2049	8.000%	4,650,000	4,785,069
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	2,505,000	2,536,825
02/15/2027	5.625%	2,950,000	3,019,412
07/31/2027	5.000%	2,000,000	2,016,078
05/01/2029	4.375%	2,525,000	2,451,092
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	888,475
WEC Energy Group, Inc.
10/15/2027	1.375%	1,135,000	1,053,574
12/15/2028	2.200%	774,000	742,242
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Electric Power Co.
06/15/2028	1.700%	706,000	666,436
Wisconsin Public Service Corp.
12/01/2042	3.671%	845,000	852,334
Total			321,127,359
Environmental 0.0%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	673,000	687,090
09/01/2028	3.500%	2,765,000	2,642,154
Republic Services, Inc.
02/15/2032	1.750%	630,000	561,801
Waste Connections, Inc.
04/01/2050	3.050%	885,000	784,302
Total			4,675,347
Finance Companies 1.1%
AerCap Ireland Capital DAC/Global Aviation Trust
05/26/2022	3.500%	1,305,000	1,308,115
01/16/2024	4.875%	1,856,000	1,930,237
02/15/2024	3.150%	3,225,000	3,257,874
10/01/2025	4.450%	1,889,000	1,966,069
10/29/2026	2.450%	2,945,000	2,838,003
10/29/2028	3.000%	5,655,000	5,445,916
01/30/2032	3.300%	963,000	913,537
10/29/2033	3.400%	3,055,000	2,882,806
Air Lease Corp.
02/15/2024	0.700%	2,750,000	2,658,643
03/01/2025	3.250%	2,500,000	2,522,842
01/15/2026	2.875%	2,075,000	2,069,767
08/15/2026	1.875%	2,285,000	2,172,365
12/01/2027	3.625%	465,000	471,987
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	3,184,363
Ares Capital Corp.
03/01/2025	4.250%	210,000	214,774
06/15/2028	2.875%	3,760,000	3,483,838
Aviation Capital Group LLC(a)
05/01/2023	3.875%	3,391,000	3,445,100
01/30/2024	4.375%	483,000	495,606
12/15/2024	5.500%	1,069,000	1,136,990
09/20/2026	1.950%	654,000	615,249
Avolon Holdings Funding Ltd.(a)
05/01/2022	3.625%	383,000	383,705
07/01/2024	3.950%	750,000	767,246
02/15/2025	2.875%	3,181,000	3,151,427
02/21/2026	2.125%	882,000	836,177
04/15/2026	4.250%	1,330,000	1,364,860
11/18/2027	2.528%	3,044,000	2,855,992
02/21/2028	2.750%	495,000	466,706

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	37

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	3,250,000	3,044,242
Barings BDC, Inc.(a)
11/23/2026	3.300%	1,230,000	1,163,137
Blackstone Private Credit Fund(a)
12/15/2026	2.625%	9,143,000	8,491,808
01/15/2029	4.000%	1,281,000	1,234,925
Blackstone Secured Lending Fund(a)
09/30/2028	2.850%	4,245,000	3,896,383
FirstCash, Inc.(a)
01/01/2030	5.625%	1,500,000	1,482,685
FS KKR Capital Corp.
07/15/2027	3.250%	595,000	571,633
10/12/2028	3.125%	4,220,000	3,922,286
Golub Capital BDC, Inc.
08/24/2026	2.500%	6,260,000	5,924,777
Hercules Capital, Inc.
01/20/2027	3.375%	4,585,000	4,429,742
Main Street Capital Corp.
05/01/2024	5.200%	1,007,000	1,039,644
07/14/2026	3.000%	7,065,000	6,774,157
Morgan Stanley Direct Lending Fund(a)
02/11/2027	4.500%	3,375,000	3,354,859
Navient Corp.
03/15/2027	5.000%	1,395,000	1,353,991
Oaktree Specialty Lending Corp.
02/25/2025	3.500%	860,000	865,287
Owl Rock Capital Corp.
07/22/2025	3.750%	1,075,000	1,063,605
01/15/2026	4.250%	1,370,000	1,381,828
06/11/2028	2.875%	681,000	617,901
OWL Rock Core Income Corp.(a)
02/08/2027	4.700%	814,000	805,665
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	6,705,000	6,850,084
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	3,105,000	3,168,031
02/15/2024	5.500%	379,000	398,833
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	1,335,000	1,249,648
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,435,000	1,335,367
Springleaf Finance Corp.
03/15/2024	6.125%	2,600,000	2,683,421
Total			119,944,133
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	1,492,000	1,664,726
02/01/2046	4.900%	12,360,000	14,040,929
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	872,000	1,038,818
04/15/2048	4.600%	1,180,000	1,295,989
01/23/2049	5.550%	2,915,000	3,609,178
B&G Foods, Inc.
04/01/2025	5.250%	2,200,000	2,215,450
Bacardi Ltd.(a)
05/15/2038	5.150%	4,315,000	4,921,454
05/15/2048	5.300%	1,060,000	1,254,947
Brown-Forman Corp.
04/15/2025	3.500%	1,645,000	1,710,202
Bunge Ltd. Finance Corp.
03/15/2024	4.350%	4,470,000	4,684,837
Campbell Soup Co.
04/24/2050	3.125%	3,875,000	3,396,434
Cargill Inc.(a)
11/10/2031	2.125%	1,403,000	1,319,396
Cargill, Inc.(a)
05/23/2049	3.875%	753,000	815,198
Coca-Cola Co. (The)
05/05/2041	2.875%	1,134,000	1,077,290
Coca-Cola Europacific Partners PLC(a)
05/03/2024	0.800%	6,295,000	6,114,692
Constellation Brands, Inc.
12/01/2025	4.750%	600,000	649,054
Diageo Capital PLC
04/29/2032	2.125%	173,000	162,797
General Mills, Inc.
04/17/2025	4.000%	1,500,000	1,569,799
JBS SA/Food Co./Finance, Inc.(a)
04/15/2029	6.500%	1,400,000	1,491,169
05/15/2032	3.000%	8,795,000	7,798,742
JBS USA LUX SA/Food Co./Finance, Inc.(a)
02/02/2029	3.000%	1,955,000	1,855,012
12/01/2031	3.750%	3,055,000	2,825,804
02/02/2052	4.375%	3,030,000	2,690,697
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	3,000,000	3,169,236
JM Smucker Co. (The)
03/15/2032	2.125%	1,610,000	1,473,088

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
01/26/2039	6.875%	825,000	1,087,759
10/01/2039	4.625%	2,070,000	2,213,980
06/04/2042	5.000%	3,000,000	3,303,344
06/01/2046	4.375%	535,000	548,316
10/01/2049	4.875%	4,985,000	5,518,485
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	2,910,000	2,828,511
Mars, Inc.(a)
07/16/2026	0.875%	836,000	787,093
04/01/2039	3.875%	1,080,000	1,141,155
07/16/2040	2.375%	1,000,000	865,920
04/01/2054	4.125%	365,000	401,690
Nestle Holdings, Inc.(a)
09/14/2028	1.500%	1,266,000	1,188,390
PepsiCo, Inc.
10/21/2041	2.625%	712,000	660,982
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	3,765,000	3,638,587
03/01/2032	3.500%	890,000	819,108
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,500,000	1,515,619
12/15/2029	5.500%	3,100,000	3,125,443
04/15/2030	4.625%	3,340,000	3,147,250
09/15/2031	4.500%	1,000,000	926,008
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,550,000	2,375,792
Smithfield Foods, Inc.(a)
02/01/2027	4.250%	2,500,000	2,604,349
10/15/2030	3.000%	2,020,000	1,910,592
Sysco Corp.
12/14/2051	3.150%	1,795,000	1,566,599
Viterra Finance BV(a)
04/21/2026	2.000%	1,125,000	1,087,578
Total			116,107,488
Foreign Agencies 0.0%
PT Bank Mandiri Persero Tbk(a)
04/11/2024	3.750%	850,000	861,723
Gaming 0.3%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,525,000	1,446,524
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	740,000	771,381
09/01/2024	3.350%	610,000	617,130
06/01/2025	5.250%	1,839,000	1,943,660
04/15/2026	5.375%	4,810,000	5,149,383
01/15/2029	5.300%	765,000	832,331
01/15/2030	4.000%	1,670,000	1,683,642
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Golden Entertainment, Inc.(a)
04/15/2026	7.625%	1,720,000	1,765,897
International Game Technology PLC(a)
02/15/2025	6.500%	1,775,000	1,876,442
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	1,915,000	1,952,860
MGM Resorts International
05/01/2025	6.750%	1,800,000	1,864,208
09/01/2026	4.625%	188,000	188,537
04/15/2027	5.500%	2,615,000	2,699,381
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	460,000	425,324
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2029	5.625%	300,000	272,555
09/01/2031	5.875%	2,825,000	2,563,687
Scientific Games International, Inc.(a)
07/01/2025	8.625%	1,400,000	1,483,229
10/15/2025	5.000%	925,000	935,787
VICI Properties LP/Note Co., Inc.(a)
02/15/2027	3.750%	2,000,000	1,985,333
Total			30,457,291
Health Care 1.5%
Abbott Laboratories
11/30/2023	3.400%	2,733,000	2,810,165
11/30/2046	4.900%	218,000	269,333
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,481,284
Baxter International, Inc.(a)
02/01/2027	1.915%	695,000	674,249
12/01/2028	2.272%	1,375,000	1,324,529
02/01/2032	2.539%	4,630,000	4,437,757
12/01/2051	3.132%	203,000	182,765
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.210%	2,963,000	2,968,616
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	45,520
05/15/2044	4.875%	1,555,000	1,746,715
Bio-Rad Laboratories, Inc.(f)
03/15/2027	3.300%	1,779,000	1,792,132
03/15/2032	3.700%	600,000	603,815
Cigna Corp.
07/15/2023	3.750%	1,388,000	1,424,676
03/01/2027	3.400%	2,190,000	2,269,055
03/15/2030	2.400%	1,813,000	1,722,885
08/15/2038	4.800%	3,445,000	3,843,238
07/15/2046	4.800%	2,070,000	2,307,703
12/15/2048	4.900%	5,344,000	6,069,668
03/15/2050	3.400%	1,884,000	1,723,474

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	39

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/2051	3.400%	1,215,000	1,107,616
CommonSpirit Health
10/01/2025	1.547%	3,000,000	2,894,260
10/01/2030	2.782%	1,485,000	1,444,561
11/01/2042	4.350%	500,000	522,467
CVS Health Corp.
07/20/2025	3.875%	1,007,000	1,052,636
03/25/2028	4.300%	1,017,000	1,099,252
09/15/2031	2.125%	1,135,000	1,050,226
07/20/2035	4.875%	1,000,000	1,149,562
03/25/2038	4.780%	8,749,000	9,795,672
04/01/2040	4.125%	1,970,000	2,045,811
08/21/2040	2.700%	1,033,000	901,093
07/20/2045	5.125%	701,000	812,444
03/25/2048	5.050%	10,844,000	12,665,611
DaVita, Inc.(a)
06/01/2030	4.625%	1,130,000	1,083,359
02/15/2031	3.750%	1,640,000	1,501,010
DH Europe Finance II Sarl
11/15/2024	2.200%	3,735,000	3,737,464
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	959,417
Embecta Corp.(a)
02/15/2030	5.000%	1,500,000	1,478,608
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,805,000	3,645,151
HCA, Inc.
02/01/2025	5.375%	2,900,000	3,073,404
04/15/2025	5.250%	1,699,000	1,824,466
06/15/2025	7.690%	750,000	842,986
06/15/2026	5.250%	3,135,000	3,396,781
02/15/2027	4.500%	1,705,000	1,805,587
12/01/2027	7.050%	10,000	11,459
06/15/2029	4.125%	3,882,000	4,074,474
09/01/2030	3.500%	2,375,000	2,351,466
07/15/2031	2.375%	660,000	608,293
06/15/2047	5.500%	4,435,000	5,190,502
06/15/2049	5.250%	3,525,000	4,011,136
Laboratory Corp. of America Holdings
11/01/2023	4.000%	342,000	352,000
09/01/2024	3.250%	2,657,000	2,708,907
Legacy LifePoint Health LLC(a)
02/15/2027	4.375%	1,500,000	1,431,546
Mayo Clinic
11/15/2052	4.128%	750,000	870,209
McKesson Corp.
08/15/2026	1.300%	6,205,000	5,880,954
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	5,320,846
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	7,270,000	6,903,844
10/01/2029	5.250%	2,475,000	2,371,262
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	785,000	903,133
08/01/2119	3.954%	305,000	310,101
NYU Langone Hospitals
07/01/2043	5.750%	705,000	921,867
PerkinElmer, Inc.
09/15/2028	1.900%	196,000	183,988
09/15/2029	3.300%	954,000	960,321
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	2,875,000	3,016,571
Tenet Healthcare Corp.
07/15/2024	4.625%	535,000	536,824
Tenet Healthcare Corp.(a)
11/01/2027	5.125%	2,000,000	2,038,916
10/01/2028	6.125%	3,500,000	3,543,834
06/01/2029	4.250%	2,750,000	2,654,025
01/15/2030	4.375%	1,175,000	1,134,881
Texas Health Resources
11/15/2055	4.330%	700,000	814,969
Universal Health Services, Inc.(a)
09/01/2026	1.650%	1,485,000	1,413,304
10/15/2030	2.650%	2,485,000	2,341,514
Total			162,448,169
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/2036	6.625%	784,000	1,044,041
05/15/2042	4.500%	1,713,000	1,838,465
Centene Corp.
12/15/2027	4.250%	3,450,000	3,532,250
07/15/2028	2.450%	3,832,000	3,612,274
12/15/2029	4.625%	1,175,000	1,210,401
02/15/2030	3.375%	1,200,000	1,152,771
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	599,000	582,517
Humana, Inc.
04/01/2025	4.500%	1,162,000	1,234,216
02/03/2027	1.350%	935,000	880,809
08/15/2029	3.125%	218,000	219,195
02/03/2032	2.150%	1,275,000	1,171,682
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	4,250,000	4,238,053
11/15/2030	3.875%	1,500,000	1,475,562

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
08/15/2039	3.500%	641,000	653,882
05/15/2040	2.750%	380,000	350,354
05/15/2041	3.050%	3,047,000	2,926,963
07/15/2045	4.750%	460,000	541,891
05/15/2051	3.250%	5,161,000	5,005,270
Wellpoint, Inc.
08/15/2024	3.500%	4,089,000	4,206,587
Total			35,877,183
Healthcare REIT 0.3%
Diversified Healthcare Trust
06/15/2025	9.750%	3,175,000	3,357,503
03/01/2031	4.375%	1,500,000	1,297,746
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	440,000	455,520
Healthcare Trust of America Holdings LP
03/15/2031	2.000%	3,525,000	3,185,496
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	2,620,000	2,470,063
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	1,015,958
Sabra Health Care LP
12/01/2031	3.200%	721,000	669,331
Senior Housing Properties Trust
05/01/2024	4.750%	1,100,000	1,083,219
Ventas Realty LP
09/01/2031	2.500%	1,410,000	1,329,951
09/30/2043	5.700%	234,000	290,124
04/15/2049	4.875%	1,225,000	1,408,031
Welltower Inc.
01/15/2032	2.750%	4,210,000	4,033,188
Welltower, Inc.
06/01/2031	2.800%	8,255,000	7,992,824
Total			28,588,954
Home Construction 0.3%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,746,226
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,570,157
02/15/2030	4.875%	2,575,000	2,357,273
Century Communities, Inc.
06/01/2027	6.750%	2,500,000	2,597,949
Empire Communities Corp.(a)
12/15/2025	7.000%	4,225,000	4,189,260
KB Home
06/15/2031	4.000%	1,075,000	1,031,769
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
M/I Homes, Inc.
02/01/2028	4.950%	675,000	660,075
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	4,229,537
MDC Holdings, Inc.
08/06/2061	3.966%	3,540,000	2,886,907
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,078,773
PulteGroup, Inc.
03/01/2026	5.500%	737,000	811,228
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,000,000	2,076,426
08/01/2030	5.125%	1,114,000	1,112,065
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	3,446,000	3,521,455
Total			30,869,100
Independent Energy 0.8%
Aker BP ASA(a)
01/15/2026	2.875%	2,875,000	2,896,405
01/15/2030	3.750%	300,000	303,983
Antero Resources Corp.
03/01/2025	5.000%	850,000	860,625
Antero Resources Corp.(a)
02/01/2029	7.625%	600,000	650,112
03/01/2030	5.375%	1,030,000	1,049,406
Apache Corp.
09/01/2040	5.100%	2,560,000	2,561,754
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2026	7.000%	600,000	593,000
11/01/2027	9.000%	150,000	194,882
12/31/2028	8.250%	2,500,000	2,560,760
Burlington Resources LLC
10/15/2036	5.950%	275,000	355,862
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	896,300
02/01/2039	6.750%	300,000	382,425
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	2,000,000	2,055,570
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,707,466
ConocoPhillips(a)
10/01/2027	3.750%	654,000	698,857
ConocoPhillips Co.(f)
03/15/2052	3.800%	5,490,000	5,573,000

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	41

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Continental Resources, Inc.
04/15/2023	4.500%	385,000	393,386
06/01/2024	3.800%	1,683,000	1,719,002
01/15/2028	4.375%	3,700,000	3,834,120
06/01/2044	4.900%	765,000	770,902
Continental Resources, Inc.(a)
04/01/2032	2.875%	1,595,000	1,459,897
Coterra Energy, Inc.(a)
05/15/2027	3.900%	1,920,000	2,002,541
Devon Energy Corp.
09/15/2024	5.250%	78,000	83,060
07/15/2041	5.600%	1,875,000	2,191,854
Diamondback Energy, Inc.
12/01/2024	2.875%	4,420,000	4,473,556
05/31/2025	4.750%	2,700,000	2,884,986
12/01/2026	3.250%	1,905,000	1,946,974
12/01/2029	3.500%	2,315,000	2,339,390
03/24/2031	3.125%	5,324,000	5,195,238
Energean Israel Finance Ltd.(a)
03/30/2024	4.500%	850,000	822,914
03/30/2026	4.875%	116,000	109,884
03/30/2028	5.375%	1,890,000	1,775,650
Hess Corp.
02/15/2041	5.600%	3,146,000	3,625,649
Lundin Energy Finance BV(a)
07/15/2026	2.000%	4,892,000	4,725,943
07/15/2031	3.100%	1,575,000	1,506,438
Newfield Exploration Co.
07/01/2024	5.625%	8,062,000	8,623,866
Occidental Petroleum Corp.(h)
10/10/2036	0.000%	13,033,000	6,977,083
Pioneer Natural Resources Co.
05/15/2023	0.550%	3,235,000	3,193,817
Santos Finance Ltd.(a)
04/29/2031	3.649%	820,000	802,300
Southwestern Energy Co.
02/01/2029	5.375%	2,600,000	2,673,978
Total			88,472,835
Integrated Energy 0.3%
BP Capital Markets America, Inc.
08/10/2030	1.749%	614,000	557,250
01/12/2032	2.721%	5,345,000	5,128,057
02/08/2061	3.379%	2,638,000	2,325,462
BP Capital Markets PLC(k)
12/31/2059	4.875%	856,000	844,473
Cenovus Energy, Inc.
04/15/2027	4.250%	5,000,000	5,305,244
06/15/2047	5.400%	880,000	994,662
02/15/2052	3.750%	4,661,000	4,206,964
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,483,064
Exxon Mobil Corp.
03/19/2040	4.227%	205,000	225,638
03/19/2050	4.327%	1,444,000	1,634,928
04/15/2051	3.452%	2,735,000	2,711,195
Lukoil Capital DAC(a)
10/26/2031	3.600%	500,000	203,508
Reliance Industries Ltd.(a)
01/12/2032	2.875%	2,875,000	2,690,242
01/12/2052	3.625%	1,300,000	1,193,793
Shell International Finance BV
05/11/2025	3.250%	821,000	851,199
05/11/2035	4.125%	1,135,000	1,244,801
11/26/2041	2.875%	420,000	386,332
08/12/2043	4.550%	1,313,000	1,498,147
11/26/2051	3.000%	2,705,000	2,463,199
Total Capital International SA
06/29/2041	2.986%	1,013,000	937,220
Total			36,885,378
Leisure 0.0%
AMC Entertainment Holdings, Inc.(a),(l)
06/15/2026	12.000%	670,233	619,042
Life Insurance 1.2%
AIG Global Funding(a)
06/17/2024	0.650%	3,880,000	3,741,765
09/22/2025	0.900%	3,545,000	3,346,359
Athene Global Funding(a)
05/26/2023	2.800%	1,357,000	1,373,408
01/07/2025	1.716%	1,730,000	1,688,943
06/29/2026	1.608%	2,930,000	2,787,105
11/12/2026	2.950%	816,000	817,467
03/24/2028	2.500%	5,470,000	5,265,551
08/19/2028	1.985%	4,380,000	4,055,761
01/07/2029	2.717%	320,000	308,295
10/04/2031	2.646%	2,310,000	2,163,757
Brighthouse Financial Global Funding(a)
01/13/2025	1.750%	3,210,000	3,144,653
Brighthouse Financial, Inc.(a)
12/15/2023	1.200%	5,250,000	5,160,130
Brighthouse Financial, Inc.
06/22/2047	4.700%	1,101,000	1,100,509
CNO Global Funding(a)
10/07/2026	1.750%	1,265,000	1,204,941
01/06/2029	2.650%	6,731,000	6,462,639
Empower Finance 2020 LP(a)
09/17/2027	1.357%	1,223,000	1,150,869

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equitable Financial Life Global Funding(a)
03/08/2028	1.800%	2,475,000	2,328,048
F&G Global Funding(a)
09/20/2028	2.000%	3,740,000	3,488,686
GA Global Funding Trust(a)
12/08/2023	1.250%	5,675,000	5,572,649
01/06/2027	2.250%	5,780,000	5,599,501
Great-West Lifeco US Finance 2020 LP(a)
08/12/2025	0.904%	4,190,000	3,998,092
Hill City Funding Trust(a)
08/15/2041	4.046%	5,715,000	4,959,279
Jackson Financial, Inc.(a)
11/23/2051	4.000%	1,720,000	1,550,823
Jackson National Life Global Funding(a)
01/12/2025	1.750%	5,525,000	5,435,590
Lincoln National Corp.(f)
03/01/2032	3.400%	3,300,000	3,330,982
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,297,000
New York Life Global Funding(a)
08/01/2031	1.850%	3,755,000	3,430,595
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,545,000	2,573,033
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,313,000	1,256,403
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	1,086,000	1,031,563
Pacific Life Global Funding II(a)
06/24/2025	1.200%	564,000	543,404
04/14/2026	1.375%	723,000	693,888
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	2,238,146
Principal Financial Group, Inc.
05/15/2023	3.125%	667,000	678,077
Protective Life Global Funding(a)
01/13/2025	1.646%	6,755,000	6,619,947
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	1,465,000	1,503,872
05/07/2025	2.750%	4,340,000	4,386,273
09/28/2026	1.512%	605,000	578,518
RGA Global Funding(a)
11/30/2026	2.000%	695,000	676,507
01/18/2029	2.700%	4,390,000	4,302,609
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	2,391,382
05/15/2047	4.270%	4,785,000	5,151,026
05/15/2050	3.300%	3,980,000	3,635,943
Total			123,023,988
Lodging 0.1%
Marriott International, Inc.
12/01/2023	4.150%	3,885,000	4,010,452
10/15/2032	3.500%	3,400,000	3,390,458
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	2,555,000	2,521,428
Total			9,922,338
Media and Entertainment 0.3%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	5,323,000	2,188,533
Discovery Communications LLC
09/20/2047	5.200%	2,609,000	2,832,686
05/15/2049	5.300%	2,065,000	2,284,126
05/15/2050	4.650%	2,890,000	2,954,631
09/15/2055	4.000%	2,953,000	2,684,764
Gray Television, Inc.(a)
05/15/2027	7.000%	2,350,000	2,470,649
Interpublic Group of Companies, Inc. (The)
04/15/2024	4.200%	345,000	359,865
Prosus NV(a)
01/19/2052	4.987%	3,560,000	3,167,085
Sinclair Television Group, Inc.(a)
02/15/2027	5.125%	1,440,000	1,311,459
Viacom, Inc.
04/30/2036	6.875%	1,955,000	2,496,329
04/01/2044	5.250%	2,312,000	2,540,125
Walt Disney Co. (The)
03/15/2033	6.550%	1,000,000	1,310,601
01/13/2051	3.600%	940,000	951,572
Total			27,552,425
Metals and Mining 0.4%
Anglo American Capital PLC(a)
03/17/2028	2.250%	1,775,000	1,683,821
04/01/2030	5.625%	149,000	168,492
First Quantum Minerals Ltd.(a)
04/01/2025	7.500%	2,800,000	2,857,021
Freeport-McMoRan, Inc.
03/01/2030	4.250%	1,520,000	1,530,853
11/14/2034	5.400%	5,000,000	5,679,463

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	43

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Glencore Funding LLC(a)
03/12/2024	4.125%	1,375,000	1,420,560
09/23/2031	2.625%	834,000	766,457
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,332,616
Newmont Corp.
10/01/2030	2.250%	3,784,000	3,540,583
Novelis Corp.(a)
01/30/2030	4.750%	2,535,000	2,475,857
Rain CII Carbon LLC/Corp.(a)
04/01/2025	7.250%	1,805,000	1,807,544
Rio Tinto Finance USA, Ltd.
11/02/2051	2.750%	3,584,000	3,149,479
Southern Copper Corp.
11/08/2022	3.500%	130,000	131,516
04/23/2025	3.875%	600,000	618,014
Steel Dynamics, Inc.
06/15/2025	2.400%	509,000	507,794
10/15/2027	1.650%	775,000	729,660
01/15/2031	3.250%	1,510,000	1,507,929
Teck Resources Ltd.
10/01/2035	6.125%	1,738,000	2,104,981
08/15/2040	6.000%	730,000	864,107
07/15/2041	6.250%	4,084,000	4,943,581
02/01/2043	5.400%	596,000	659,710
Vedanta Resources Finance II PLC(a)
03/11/2025	8.950%	200,000	187,712
Total			38,667,750
Midstream 1.1%
AmeriGas Partners LP/Finance Corp.
05/20/2024	5.625%	2,500,000	2,556,512
08/20/2026	5.875%	2,300,000	2,348,160
Boardwalk Pipelines LP
09/01/2032	3.600%	2,975,000	2,945,146
Cheniere Corpus Christi Holdings LLC
11/15/2029	3.700%	1,035,000	1,056,705
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,559,224
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,422,963
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	2,595,000	2,586,298
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	900,000	880,257
Enable Midstream Partners LP
05/15/2028	4.950%	3,405,000	3,668,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enbridge, Inc.
08/01/2051	3.400%	1,410,000	1,286,177
Enbridge, Inc.(k)
07/15/2080	5.750%	1,258,000	1,307,570
Energy Transfer Operating LP
03/15/2023	4.250%	1,890,000	1,926,773
01/15/2024	5.875%	2,575,000	2,719,364
06/01/2027	5.500%	1,758,000	1,939,922
06/15/2028	4.950%	1,000,000	1,082,117
05/15/2030	3.750%	2,585,000	2,619,965
04/15/2047	5.300%	1,656,000	1,735,766
Energy Transfer Partners LP
03/15/2035	4.900%	170,000	178,777
06/15/2038	5.800%	670,000	749,204
10/01/2043	5.950%	280,000	308,739
03/15/2045	5.150%	2,220,000	2,277,099
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	2,500,000	2,577,009
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	517,033
05/15/2046	4.900%	1,400,000	1,533,258
Enterprise Products Operating LLC(k)
08/16/2077	4.875%	673,000	577,086
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	655,000	609,246
09/30/2040	2.940%	450,000	415,132
Hess Midstream Operations LP(a)
02/15/2030	4.250%	2,745,000	2,651,770
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	500,000	520,240
03/15/2032	7.750%	635,000	841,308
09/01/2039	6.500%	1,000,000	1,212,184
Kinder Morgan, Inc.
06/01/2045	5.550%	600,000	687,650
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	317,129
Midwest Connector Capital Co., LLC(a)
04/01/2022	3.625%	3,900,000	3,903,509
MPLX LP
12/01/2024	4.875%	325,000	344,394
06/01/2025	4.875%	200,000	212,992
03/01/2026	1.750%	676,000	649,685
03/15/2028	4.000%	1,106,000	1,154,255
08/15/2030	2.650%	473,000	445,779
03/01/2047	5.200%	1,833,000	2,019,089
12/01/2047	5.200%	644,000	701,460
04/15/2048	4.700%	1,000,000	1,036,012
02/15/2049	5.500%	1,140,000	1,302,348
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	443,797

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northern Natural Gas Co.(a)
10/16/2051	3.400%	525,000	480,309
ONEOK Partners LP
02/01/2041	6.125%	583,000	671,541
09/15/2043	6.200%	748,000	864,235
ONEOK, Inc.
09/15/2025	2.200%	525,000	518,124
07/13/2047	4.950%	2,050,000	2,150,397
03/15/2050	4.500%	6,830,000	6,749,689
01/15/2051	7.150%	1,035,000	1,373,202
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,401,746
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,875,000	1,987,108
12/15/2026	4.500%	800,000	853,045
12/15/2029	3.550%	1,506,000	1,490,082
09/15/2030	3.800%	650,000	651,249
06/01/2042	5.150%	2,308,000	2,308,108
02/15/2045	4.900%	1,094,000	1,060,468
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,435,000	2,366,940
05/15/2030	4.800%	1,500,000	1,449,917
Ruby Pipeline LLC(a)
04/01/2022	7.750%	1,727,273	1,496,211
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,565,000	2,791,323
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,655,895
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	1,285,000	1,330,649
05/15/2045	5.350%	25,000	26,256
Sunoco LP/Finance Corp.(a)
04/30/2030	4.500%	877,000	839,601
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	1,875,000	1,967,996
01/15/2028	5.500%	142,000	136,826
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	526,610
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	1,004,271
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	304,000	305,587
03/15/2048	4.600%	4,875,000	5,310,271
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	735,685
Western Gas Partners LP
03/01/2048	5.300%	2,430,000	2,500,855
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,090,058
09/15/2025	4.000%	2,414,000	2,518,439
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,889,683
03/04/2044	5.400%	353,000	396,569
Total			120,726,959
Natural Gas 0.2%
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,478,670
KeySpan Corp.
11/15/2030	8.000%	670,000	874,335
NiSource, Inc.
05/01/2030	3.600%	234,000	239,329
02/15/2031	1.700%	795,000	699,711
06/15/2041	5.950%	409,000	505,129
ONE Gas, Inc.
03/11/2024	1.100%	1,896,000	1,853,515
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	480,000	442,242
Promigas SA ESP/Gases del Pacifico SAC(a)
10/16/2029	3.750%	300,000	271,369
Sempra Energy
02/01/2038	3.800%	1,020,000	1,038,088
02/01/2048	4.000%	1,420,000	1,433,544
Sempra Energy(k)
12/31/2049	4.875%	792,000	804,586
04/01/2052	4.125%	5,900,000	5,523,545
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%	2,486,000	2,546,456
Southern Co. Gas Capital Corp.
05/30/2047	4.400%	470,000	495,060
Southwest Gas Corp.
08/15/2051	3.180%	2,930,000	2,565,876
Washington Gas Light Co.
09/15/2049	3.650%	625,000	638,819
Total			21,410,274
Office REIT 0.3%
Alexandria Real Estate Equities, Inc.
03/15/2052	3.550%	6,208,000	5,977,056
Boston Properties LP
01/30/2031	3.250%	725,000	723,728
Hudson Pacific Properties LP
11/01/2027	3.950%	2,725,000	2,835,279

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	45

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kilroy Realty LP
12/15/2024	3.450%	1,388,000	1,422,686
11/15/2033	2.650%	5,633,000	5,131,254
Office Properties Income Trust
02/01/2025	4.500%	1,840,000	1,886,371
02/01/2027	2.400%	1,455,000	1,344,697
10/15/2031	3.450%	3,285,000	3,010,470
Piedmont Operating Partnership LP
08/15/2030	3.150%	2,473,000	2,415,505
SL Green Operating Partnership LP
10/15/2022	3.250%	6,055,000	6,103,435
Total			30,850,481
Oil Field Services 0.1%
Baker Hughes Holdings LLC/Co-Obligor, Inc.
12/15/2026	2.061%	542,000	529,332
Halliburton Co.
08/01/2023	3.500%	20,000	20,406
11/15/2025	3.800%	5,000	5,238
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	631,000	649,757
05/17/2028	3.900%	2,053,000	2,135,922
Schlumberger Investment SA(a)
08/01/2022	2.400%	850,000	851,692
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	784,125	775,851
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,045,313	1,019,119
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	778,000	777,438
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	549,000	549,487
Total			7,314,242
Other Financial Institutions 0.2%
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,405,075
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	2,175,000	2,204,397
Greystone Commercial Capital Trust(a),(b),(e),(i)
1-month USD LIBOR + 2.270% 05/31/2025	2.390%	9,200,000	9,200,000
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%	500,000	505,023
02/01/2031	4.375%	750,000	707,783
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,451,919
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	3,922,346
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,150,000	1,149,626
Nationstar Mortgage Holdings, Inc.(a)
12/15/2030	5.125%	700,000	659,750
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,597,251
Total			25,803,170
Other Industry 0.2%
AECOM
03/15/2027	5.125%	785,000	805,008
CK Hutchison International 21 Ltd.(a)
04/15/2031	2.500%	2,100,000	2,018,622
Gohl Capital Ltd.(a)
01/24/2027	4.250%	1,050,000	1,029,956
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	2,285,719
07/01/2116	3.885%	1,850,000	1,964,618
Northwestern University
12/01/2057	3.662%	1,350,000	1,542,788
PowerTeam Services LLC(a)
12/04/2025	9.033%	594,000	596,892
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	3,083,421
07/15/2056	3.300%	2,230,000	2,314,791
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	2,092,061
University of Southern California
10/01/2039	3.028%	4,525,000	4,428,091
Total			22,161,967
Other REIT 0.3%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	2,400,000	2,436,477
07/01/2024	4.125%	3,865,000	4,015,330
01/15/2029	2.250%	3,537,000	3,326,747
CubeSmart LP
12/15/2028	2.250%	995,000	945,883
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,018,717
11/01/2030	2.150%	3,940,000	3,825,978
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,087,131
02/01/2026	4.500%	520,000	545,684
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	2,745,000	2,660,533

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lexington Realty Trust
10/01/2031	2.375%	910,000	840,246
Life Storage LP
12/15/2027	3.875%	2,000,000	2,120,595
10/15/2031	2.400%	3,410,000	3,164,950
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	2,150,000	2,247,745
Public Storage
11/09/2028	1.950%	490,000	468,783
WP Carey, Inc.
04/01/2033	2.250%	4,080,000	3,635,484
Total			32,340,283
Packaging 0.2%
Ball Corp.
03/15/2026	4.875%	600,000	626,560
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,680,000	1,700,037
07/15/2027	5.625%	1,440,000	1,476,041
Berry Global, Inc.
02/15/2024	0.950%	836,000	812,985
01/15/2026	1.570%	3,405,000	3,243,206
01/15/2027	1.650%	1,207,000	1,122,384
Pactiv Evergreen Group Issuer LLC/Inc.(a)
10/15/2028	4.375%	1,475,000	1,362,246
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,125,000	1,042,839
Sealed Air Corp.(a)
10/15/2026	1.573%	890,000	838,819
Silgan Holdings, Inc.
02/01/2028	4.125%	2,490,000	2,441,814
Sonoco Products Co.
02/01/2027	2.250%	1,429,000	1,399,295
02/01/2032	2.850%	1,712,000	1,661,610
Total			17,727,836
Paper 0.1%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,180,000	1,188,201
Celulosa Arauco y Constitucion SA
11/02/2027	3.875%	700,000	717,642
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	506,942
Georgia-Pacific LLC(a)
05/15/2026	0.950%	1,291,000	1,210,650
Inversiones CMPC SA(a)
04/04/2027	4.375%	1,025,000	1,079,198
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Klabin Austria GmbH(a)
01/12/2031	3.200%	500,000	430,586
Suzano Austria GmbH
01/15/2029	6.000%	275,000	302,166
01/15/2030	5.000%	825,000	848,602
01/15/2031	3.750%	1,000,000	943,898
Total			7,227,885
Pharmaceuticals 1.3%
AbbVie, Inc.
11/06/2022	2.900%	2,172,000	2,194,112
11/21/2026	2.950%	870,000	884,399
03/15/2035	4.550%	4,734,000	5,252,114
05/14/2035	4.500%	4,883,000	5,416,878
05/14/2036	4.300%	2,423,000	2,639,302
11/21/2039	4.050%	7,111,000	7,465,426
10/01/2042	4.625%	1,000,000	1,095,530
11/06/2042	4.400%	3,836,000	4,144,360
05/14/2045	4.700%	1,365,000	1,517,000
05/14/2046	4.450%	511,000	551,539
11/21/2049	4.250%	3,555,000	3,778,257
Amgen, Inc.
02/22/2032	3.350%	2,270,000	2,315,116
01/15/2052	3.000%	7,245,000	6,209,730
02/22/2052	4.200%	2,140,000	2,244,055
02/22/2062	4.400%	1,430,000	1,506,470
AstraZeneca Finance LLC
05/28/2028	1.750%	703,000	672,708
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	530,000	535,364
01/30/2028	5.000%	1,100,000	920,851
02/15/2029	5.000%	100,000	80,974
02/15/2029	6.250%	3,475,000	2,961,225
05/30/2029	7.250%	2,000,000	1,748,253
01/30/2030	5.250%	1,610,000	1,300,637
02/15/2031	5.250%	1,400,000	1,113,000
Bayer US Finance II LLC(a)
07/15/2024	3.375%	3,555,000	3,626,156
12/15/2025	4.250%	1,445,000	1,515,164
12/15/2028	4.375%	4,480,000	4,780,292
07/15/2034	4.200%	844,000	897,238
06/25/2038	4.625%	1,000,000	1,076,606
07/15/2044	4.400%	2,799,000	2,863,386
06/25/2048	4.875%	3,505,000	3,845,576
Bayer US Finance LLC(a)
10/08/2024	3.375%	520,000	530,467
Bristol Myers Squibb Co.
06/15/2039	4.125%	1,372,000	1,504,330
11/13/2050	2.550%	106,000	89,827

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	47

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol-Myers Squibb Co.
08/15/2025	3.875%	326,000	343,856
05/15/2044	4.625%	555,000	653,832
11/15/2047	4.350%	2,060,000	2,337,018
10/26/2049	4.250%	1,581,000	1,776,193
Bristol-Myers Squibb Co.(f)
03/15/2032	2.950%	635,000	644,134
03/15/2042	3.550%	401,000	409,229
03/15/2052	3.700%	2,185,000	2,253,081
03/15/2062	3.900%	5,620,000	5,836,536
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	3,801,000	2,515,774
Gilead Sciences, Inc.
09/29/2023	0.750%	375,000	369,593
02/01/2025	3.500%	376,000	388,985
Jazz Securities DAC(a)
01/15/2029	4.375%	963,000	954,720
Johnson & Johnson
12/05/2033	4.375%	1,975,000	2,295,807
03/03/2037	3.625%	2,280,000	2,457,971
01/15/2038	3.400%	2,790,000	2,894,670
03/01/2046	3.700%	425,000	456,199
03/03/2047	3.750%	1,354,000	1,473,599
Merck & Co., Inc.
12/10/2051	2.750%	570,000	509,202
12/10/2061	2.900%	570,000	503,006
Mylan NV
06/15/2046	5.250%	290,000	307,873
Mylan, Inc.(a)
01/15/2023	3.125%	2,480,000	2,504,631
Mylan, Inc.
04/15/2048	5.200%	4,503,000	4,885,070
Organon Finance 1 LLC(a)
04/30/2028	4.125%	2,500,000	2,454,574
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	422,000	376,792
Roche Holdings, Inc.(a)
12/13/2028	1.930%	990,000	953,550
12/13/2031	2.076%	3,280,000	3,118,938
12/13/2051	2.607%	840,000	742,867
Royalty Pharma PLC
09/02/2025	1.200%	400,000	379,545
09/02/2027	1.750%	507,000	476,054
09/02/2030	2.200%	3,868,000	3,515,805
09/02/2050	3.550%	4,115,000	3,568,794
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,640,000	2,675,391
Takeda Pharmaceutical Co., Ltd.
03/31/2030	2.050%	800,000	741,465
07/09/2060	3.375%	325,000	289,455
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viatris, Inc.
06/22/2030	2.700%	1,405,000	1,311,859
06/22/2040	3.850%	6,013,000	5,643,253
06/22/2050	4.000%	3,105,000	2,748,638
Total			143,044,301
Property & Casualty 0.8%
American Financial Group, Inc.
08/15/2026	3.500%	2,120,000	2,209,749
American International Group, Inc.
02/15/2024	4.125%	1,271,000	1,324,224
04/01/2026	3.900%	938,000	986,050
03/15/2029	4.250%	1,190,000	1,284,290
06/30/2030	3.400%	1,684,000	1,731,649
01/15/2035	3.875%	1,768,000	1,850,090
07/16/2044	4.500%	1,157,000	1,282,995
07/10/2045	4.800%	530,000	610,695
01/15/2055	4.375%	635,000	691,192
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	4,290,393
02/28/2052	3.900%	3,845,000	3,867,590
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,129,408
Arthur J. Gallagher & Co.
03/09/2052	3.050%	6,725,000	5,727,432
Assurant, Inc.
09/27/2023	4.200%	2,360,000	2,438,356
02/22/2030	3.700%	1,477,000	1,507,120
01/15/2032	2.650%	1,077,000	993,844
Berkshire Hathaway Finance Corp.
01/15/2049	4.250%	925,000	1,029,781
10/15/2050	2.850%	410,000	360,202
Berkshire Hathaway, Inc.
03/15/2026	3.125%	4,850,000	5,036,160
Chubb INA Holdings, Inc.
12/15/2051	2.850%	956,000	852,892
12/15/2061	3.050%	400,000	357,548
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,966,703
Everest Reinsurance Holdings, Inc.
10/15/2052	3.125%	5,665,000	4,953,827
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	6,258,642
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	947,490
07/15/2048	7.200%	1,290,000	1,765,281
Farmers Exchange Capital II(a),(k)
Subordinated
11/01/2053	6.151%	2,700,000	3,289,418

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Farmers Insurance Exchange(a)
05/01/2024	8.625%	1,165,000	1,308,716
Hartford Financial Services Group Inc. (The)(a),(b)
3-month USD LIBOR + 2.125% 02/12/2047	2.631%	2,232,000	1,986,480
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	293,000	369,829
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	275,000	283,224
10/15/2050	3.951%	2,080,000	2,076,348
Markel Corp.
05/20/2049	5.000%	5,095,000	5,934,467
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.493%	5,725,000	5,723,741
Old Republic International Corp.
06/11/2051	3.850%	898,000	846,873
PartnerRe Finance B LLC(k)
10/01/2050	4.500%	1,679,000	1,660,469
Willis North America, Inc.
09/15/2029	2.950%	2,000,000	1,957,632
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,506,813
XLIT Ltd.
03/31/2045	5.500%	613,000	761,893
Subordinated
03/31/2025	4.450%	1,887,000	1,991,626
Total			87,151,132
Railroads 0.2%
Burlington Northern Santa Fe LLC
03/15/2043	4.450%	315,000	356,435
09/01/2043	5.150%	989,000	1,218,296
08/01/2046	3.900%	755,000	800,314
Canadian Pacific Railway Co.
12/02/2031	2.450%	486,000	466,524
12/02/2041	3.000%	2,241,000	2,084,272
12/02/2051	3.100%	977,000	887,697
CSX Corp.
05/30/2042	4.750%	500,000	570,183
08/01/2054	4.500%	245,000	280,217
11/01/2066	4.250%	2,500,000	2,700,440
Kansas City Southern
05/01/2050	3.500%	3,280,000	3,154,527
Norfolk Southern Corp.
08/01/2025	3.650%	607,000	632,888
05/15/2121	4.100%	395,000	380,619
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
02/14/2032	2.800%	711,000	712,879
02/14/2042	3.375%	1,500,000	1,497,320
02/14/2053	3.500%	1,870,000	1,877,533
05/20/2061	3.550%	480,000	465,650
02/14/2072	3.850%	4,805,000	4,857,118
Total			22,942,912
Refining 0.1%
Marathon Petroleum Corp.
05/01/2025	4.700%	601,000	638,719
09/15/2044	4.750%	1,056,000	1,116,631
09/15/2054	5.000%	328,000	352,669
Phillips 66
02/15/2024	0.900%	345,000	339,107
Valero Energy Corp.
04/15/2025	2.850%	561,000	567,302
12/01/2031	2.800%	3,235,000	3,056,952
12/01/2051	3.650%	840,000	755,025
Total			6,826,405
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%	2,645,000	2,442,019
Brinker International, Inc.(a)
10/01/2024	5.000%	3,025,000	3,099,776
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	3,650,000	3,495,388
McDonald’s Corp.
09/01/2049	3.625%	910,000	894,880
Total			9,932,063
Retail REIT 0.1%
Kimco Realty Corp.
11/01/2022	3.400%	290,000	293,551
03/01/2024	2.700%	2,158,000	2,175,952
Kite Realty Group LP
10/01/2026	4.000%	425,000	442,726
Realty Income Corp.
06/01/2026	4.875%	689,000	750,371
08/15/2027	3.950%	200,000	212,629
Regency Centers LP
06/15/2030	3.700%	334,000	348,437
Scentre Group Trust 1/Trust 2(a)
01/28/2026	3.625%	845,000	875,142
Simon Property Group LP
02/01/2028	1.750%	2,641,000	2,484,358
Total			7,583,166

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	49

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.5%
Alibaba Group Holding Ltd.
02/09/2031	2.125%	625,000	563,025
02/09/2041	2.700%	625,000	502,740
Alimentation Couche-Tard, Inc.(a)
07/26/2027	3.550%	2,000,000	2,066,613
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,672,517
05/12/2041	2.875%	1,844,000	1,755,373
05/12/2051	3.100%	640,000	618,435
Asbury Automotive Group, Inc.
03/01/2030	4.750%	1,375,000	1,341,483
AutoNation, Inc.
11/15/2024	3.500%	2,185,000	2,245,608
10/01/2025	4.500%	2,465,000	2,601,263
03/01/2032	3.850%	4,715,000	4,766,349
AutoZone, Inc.
04/21/2026	3.125%	415,000	424,647
01/15/2031	1.650%	1,175,000	1,042,421
Best Buy Co., Inc.
10/01/2030	1.950%	1,000,000	912,547
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,690,000	2,347,747
Falabella SA(a)
10/30/2027	3.750%	450,000	454,627
01/15/2032	3.375%	515,000	483,635
Gap Inc. (The)(a)
10/01/2029	3.625%	1,550,000	1,405,511
Gap, Inc. (The)(a)
10/01/2031	3.875%	2,745,000	2,463,140
Kontoor Brands, Inc.(a)
11/15/2029	4.125%	475,000	449,548
L Brands, Inc.
07/01/2036	6.750%	2,290,000	2,495,697
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	1,400,000	1,216,989
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	2,000,000	2,026,822
Sonic Automotive Inc.(a)
11/15/2031	4.875%	2,400,000	2,267,976
Tapestry, Inc.
03/15/2032	3.050%	1,120,000	1,066,963
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,456,364
Walgreens Boots Alliance Inc.
11/17/2023	0.950%	5,730,000	5,648,341
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	2,710,000	2,491,671
Total			50,788,052
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,248,176
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	490,000	508,944
03/15/2029	3.500%	2,195,000	2,041,295
C&S Group Enterprises LLC(a)
12/15/2028	5.000%	2,700,000	2,348,214
InRetail Consumer(a)
03/22/2028	3.250%	1,300,000	1,223,008
Total			8,369,637
Supranational 0.1%
Corporación Andina de Fomento
06/15/2022	4.375%	400,000	403,433
01/06/2023	2.750%	3,000,000	3,031,193
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	2,906,139
07/15/2027	6.750%	4,000,000	4,877,838
International Bank for Reconstruction & Development(h)
09/17/2030	0.000%	1,550,000	1,275,837
North American Development Bank
10/26/2022	2.400%	514,000	516,179
Total			13,010,619
Technology 1.6%
Analog Devices, Inc.
10/01/2041	2.800%	541,000	497,769
Apple, Inc.
02/23/2036	4.500%	385,000	451,970
05/11/2050	2.650%	5,095,000	4,535,886
02/08/2051	2.650%	2,810,000	2,499,740
02/08/2061	2.800%	2,004,000	1,764,118
08/05/2061	2.850%	795,000	706,060
Autodesk, Inc.
12/15/2031	2.400%	345,000	319,620
Boxer Parent Co., Inc.(a)
03/01/2026	9.125%	2,500,000	2,590,993
Broadcom, Inc.
10/15/2024	3.625%	320,000	329,414
11/15/2032	4.300%	1,030,000	1,085,514
Broadcom, Inc.(a)
04/15/2034	3.469%	1,400,000	1,357,578
11/15/2035	3.137%	8,071,000	7,479,382
11/15/2036	3.187%	6,720,000	6,237,514

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDW LLC/Finance Corp.
05/01/2025	4.125%	2,500,000	2,533,912
12/01/2028	3.276%	5,270,000	5,174,826
02/15/2029	3.250%	890,000	829,354
CGI, Inc.(a)
09/14/2026	1.450%	2,075,000	1,973,987
Citrix Systems, Inc.
03/01/2026	1.250%	759,000	742,408
03/01/2030	3.300%	230,000	230,945
CommScope Technologies LLC(a)
06/15/2025	6.000%	2,773,000	2,715,252
03/15/2027	5.000%	1,450,000	1,291,937
CommScope, Inc.(a)
09/01/2029	4.750%	1,500,000	1,409,520
Corning, Inc.
11/15/2079	5.450%	465,000	538,326
Dell International LLC/EMC Corp.
06/15/2026	6.020%	870,000	973,021
DXC Technology Co.
09/15/2026	1.800%	635,000	606,035
09/15/2028	2.375%	6,480,000	6,154,274
Fidelity National Information Services, Inc.
03/01/2041	3.100%	2,890,000	2,598,553
Fiserv, Inc.
07/01/2024	2.750%	725,000	732,610
07/01/2029	3.500%	2,041,000	2,071,472
Flex Ltd.
06/15/2029	4.875%	1,205,000	1,303,772
Genpact Luxembourg SARL
04/01/2022	3.700%	3,425,000	3,429,107
Global Payments, Inc.
11/15/2024	1.500%	3,215,000	3,138,871
02/15/2025	2.650%	3,000,000	3,013,817
03/01/2026	1.200%	1,262,000	1,191,472
HealthEquity, Inc.(a)
10/01/2029	4.500%	1,500,000	1,428,473
HP, Inc.
06/17/2031	2.650%	1,000,000	938,521
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,000,000	1,016,188
02/15/2025	4.750%	3,455,000	3,672,344
03/01/2026	4.000%	1,350,000	1,429,020
IHS Markit Ltd.
08/01/2028	4.750%	1,875,000	2,100,405
Imola Merger Corp.(a)
05/15/2029	4.750%	340,000	329,539
Infor, Inc.(a)
07/15/2023	1.450%	2,529,000	2,506,739
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
11/15/2049	3.250%	4,411,000	4,118,934
08/12/2051	3.050%	2,685,000	2,426,301
02/15/2060	3.100%	475,000	415,487
08/12/2061	3.200%	1,272,000	1,127,748
International Business Machines Corp.
05/15/2026	3.300%	2,000,000	2,081,878
J2 Global, Inc.(a)
10/15/2030	4.625%	2,247,000	2,163,195
Kyndryl Holdings Inc.(a)
10/15/2026	2.050%	747,000	704,806
10/15/2028	2.700%	1,684,000	1,557,692
10/15/2031	3.150%	735,000	667,403
Leidos, Inc.
02/15/2031	2.300%	845,000	770,562
Marvell Technology, Inc.
06/22/2023	4.200%	3,740,000	3,844,906
Microchip Technology, Inc.
09/01/2023	2.670%	6,284,000	6,342,988
02/15/2024	0.972%	345,000	336,429
Microsoft Corp.
03/17/2052	2.921%	3,311,000	3,163,822
03/17/2062	3.041%	4,290,000	4,104,439
NetApp, Inc.
06/22/2025	1.875%	2,397,000	2,349,665
NVIDIA Corp.
06/15/2028	1.550%	1,876,000	1,769,740
NXP BV/Funding LLC(a)
03/01/2026	5.350%	1,056,000	1,161,517
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	415,000	418,645
11/30/2051	3.250%	700,000	614,480
ON Semiconductor Corp.(a)
09/01/2028	3.875%	2,165,000	2,147,537
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	2,815,000	2,624,987
Oracle Corp.
03/25/2031	2.875%	1,620,000	1,546,403
03/25/2041	3.650%	767,000	694,385
11/15/2047	4.000%	1,160,000	1,062,677
04/01/2050	3.600%	2,417,000	2,099,013
03/25/2051	3.950%	5,569,000	5,107,491
Panasonic Corp.(a)
07/19/2022	2.536%	3,975,000	3,993,136
PayPal Holdings, Inc.
10/01/2026	2.650%	1,000,000	1,010,508
10/01/2029	2.850%	260,000	259,129
Qorvo, Inc.(a)
12/15/2024	1.750%	1,200,000	1,169,080

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	51

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Renesas Electronics Corp.(a)
11/25/2026	2.170%	545,000	523,717
Salesforce.com, Inc.
07/15/2041	2.700%	971,000	886,323
07/15/2051	2.900%	369,000	336,467
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,376,409
07/15/2031	3.375%	2,690,000	2,452,751
Sensata Technologies, Inc.(a)
02/15/2031	3.750%	2,785,000	2,606,057
SYNNEX Corp.(a)
08/09/2026	1.750%	325,000	308,650
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,550,000	1,585,732
Tencent Holdings Ltd.(a)
06/03/2030	2.390%	1,000,000	931,271
04/22/2031	2.880%	600,000	577,801
04/22/2041	3.680%	350,000	323,041
04/22/2051	3.840%	2,760,000	2,541,448
TSMC Global Ltd.(a)
09/28/2025	0.750%	675,000	639,189
09/28/2027	1.000%	715,000	656,181
Visa, Inc.
12/14/2045	4.300%	1,720,000	1,991,740
VMware, Inc.
08/15/2026	1.400%	1,495,000	1,419,280
08/15/2028	1.800%	645,000	597,871
Western Digital Corp.
02/01/2029	2.850%	102,000	97,149
02/01/2032	3.100%	490,000	455,104
Western Union Co. (The)
06/09/2023	4.250%	3,050,000	3,125,627
03/15/2026	1.350%	140,000	133,604
Total			172,350,653
Tobacco 0.4%
Altria Group, Inc.
02/14/2029	4.800%	92,000	99,578
05/06/2030	3.400%	1,280,000	1,265,195
02/04/2032	2.450%	1,357,000	1,212,074
02/14/2039	5.800%	310,000	339,957
02/04/2041	3.400%	3,910,000	3,236,071
02/14/2049	5.950%	308,000	344,324
02/04/2051	3.700%	2,292,000	1,872,337
BAT Capital Corp.
09/06/2026	3.215%	750,000	750,770
04/02/2027	4.700%	800,000	849,480
08/15/2027	3.557%	25,000	25,234
03/25/2028	2.259%	3,331,000	3,109,850
03/25/2031	2.726%	2,373,000	2,174,911
08/15/2037	4.390%	1,775,000	1,704,281
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/25/2040	3.734%	583,000	504,373
08/15/2047	4.540%	5,800,000	5,354,366
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	2,000,000	2,025,089
07/21/2025	4.250%	2,000,000	2,086,844
Philip Morris International, Inc.
08/21/2042	3.875%	569,000	556,979
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,387,250
08/15/2035	5.700%	1,315,000	1,445,072
08/04/2041	7.000%	1,170,000	1,393,363
09/15/2043	6.150%	520,000	581,156
08/15/2045	5.850%	4,365,000	4,710,477
Vector Group Ltd.(a)
02/01/2029	5.750%	3,250,000	3,015,118
Total			40,044,149
Transportation Services 0.4%
Element Fleet Management Corp.(a)
06/15/2025	3.850%	3,890,000	4,020,811
ENA Master Trust(a)
05/19/2048	4.000%	375,000	362,381
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,612,888
12/01/2026	3.300%	3,435,000	3,536,125
03/15/2042	5.625%	1,689,000	2,110,862
11/01/2046	4.200%	1,041,000	1,108,423
FedEx Corp.
05/15/2030	4.250%	508,000	552,841
02/01/2035	3.900%	392,000	409,882
02/15/2048	4.050%	1,257,000	1,275,813
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	702,720	664,387
GXO Logistics, Inc.(a)
07/15/2026	1.650%	494,000	471,413
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	874,000	828,837
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%	1,282,000	1,230,568
Penske Truck Leasing Co., LP/Finance Corp.(a)
08/01/2023	4.125%	5,245,000	5,394,925
07/15/2025	4.000%	905,000	942,511
Ryder System, Inc.
06/01/2025	4.625%	2,395,000	2,547,835
03/01/2027	2.850%	3,505,000	3,514,897
Triton Container International Ltd.(a)
04/15/2026	2.050%	641,000	622,648
06/15/2031	3.150%	703,000	677,443

The accompanying Notes to Financial Statements are an integral part of this statement.
52	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TTX Co.(a)
01/15/2025	3.600%	1,620,000	1,687,182
XPO Logistics, Inc.(a)
05/01/2025	6.250%	2,345,000	2,431,000
Total			37,003,672
Treasury 0.0%
Argentine Republic Government International Bond(k)
07/09/2030	0.500%	1,985,753	634,289
Egypt Government International Bond(a)
09/30/2051	8.750%	400,000	313,200
Total			947,489
Wireless 0.8%
American Tower Corp.
02/15/2024	5.000%	665,000	700,528
Crown Castle International Corp.
07/15/2026	1.050%	416,000	388,547
04/01/2041	2.900%	1,714,000	1,475,025
Digicel Group 0.5 Ltd.(a),(l)
04/01/2025	8.000%	100,781	91,203
Digicel Holdings Bermuda Ltd./International Finance Ltd.(a)
05/25/2024	8.750%	700,000	708,266
Digicel International Finance Ltd./Holdings(a),(l)
12/31/2025	13.000%	803,418	802,290
Digicel International Finance Ltd./Holdings(a)
Subordinated
12/31/2026	8.000%	500,000	478,750
Digicel International Finance Ltd./Holdings Bermuda Ltd.(a)
05/25/2024	8.750%	2,425,000	2,449,253
Millicom International Cellular SA(a)
04/27/2031	4.500%	500,000	467,234
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,542,696
Sprint Capital Corp.
11/15/2028	6.875%	1,625,000	1,927,856
03/15/2032	8.750%	275,000	381,405
Sprint Corp.
09/15/2023	7.875%	3,216,000	3,456,103
06/15/2024	7.125%	5,225,000	5,660,200
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	7,292,187	7,527,566
03/20/2028	5.152%	8,275,000	8,897,654
Summit Digitel Infrastructure Pvt., Ltd.(a)
08/12/2031	2.875%	900,000	818,446
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
04/15/2027	3.750%	7,604,000	7,898,029
02/01/2028	4.750%	961,000	993,294
02/15/2028	2.050%	1,607,000	1,530,088
04/15/2030	3.875%	7,468,000	7,720,553
02/15/2031	2.550%	2,165,000	2,024,398
04/15/2040	4.375%	4,328,000	4,502,862
02/15/2041	3.000%	4,880,000	4,253,931
04/15/2050	4.500%	1,020,000	1,063,996
02/15/2051	3.300%	492,000	428,715
T-Mobile USA, Inc.(a)
03/15/2032	2.700%	4,015,000	3,774,197
11/15/2060	3.600%	1,303,000	1,144,497
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	2,000,000	1,844,222
07/15/2031	4.750%	2,900,000	2,779,426
Vodafone Group PLC
02/19/2043	4.375%	1,766,000	1,825,214
05/30/2048	5.250%	2,375,000	2,759,366
06/19/2049	4.875%	3,150,000	3,504,330
06/19/2059	5.125%	611,000	699,693
Total			87,519,833
Wirelines 1.2%
AT&T, Inc.
12/01/2033	2.550%	3,840,000	3,561,908
05/15/2035	4.500%	1,110,000	1,219,384
03/01/2037	5.250%	2,205,000	2,592,252
03/01/2039	4.850%	1,086,000	1,210,154
06/01/2041	3.500%	684,000	650,229
02/01/2043	3.100%	1,717,000	1,535,959
05/15/2046	4.750%	2,220,000	2,464,550
02/01/2052	3.300%	1,405,000	1,246,651
09/15/2053	3.500%	8,582,000	7,864,264
09/15/2055	3.550%	5,865,000	5,319,276
12/01/2057	3.800%	12,922,000	12,159,695
09/15/2059	3.650%	5,579,000	5,063,974
Bell Telephone Co. of Canada (The)
08/15/2052	3.650%	5,635,000	5,476,100
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	398,932
CenturyLink, Inc.
12/01/2023	6.750%	2,925,000	3,056,502
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	2,650,000	2,517,215
Frontier Communications Corp.(a)
05/01/2028	5.000%	269,000	262,171
GCI LLC(a)
10/15/2028	4.750%	1,175,000	1,157,386
Iliad Holding SAS(a)
10/15/2026	6.500%	550,000	549,724
10/15/2028	7.000%	500,000	499,521

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	53

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	2,865,000	2,821,258
11/15/2029	3.875%	7,240,000	6,949,397
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	3,000,000	2,610,466
Network i2i Ltd.(a),(k)
12/31/2049	3.975%	1,200,000	1,141,658
Qwest Corp.
09/15/2025	7.250%	3,978,000	4,398,800
Telecom Italia Capital SA
06/04/2038	7.721%	1,550,000	1,605,282
TELUS Corp.
05/13/2032	3.400%	7,680,000	7,763,841
Total Play Telecomunicaciones SA de CV(a)
09/20/2028	6.375%	1,270,000	1,152,157
Verizon Communications, Inc.
02/15/2025	3.376%	2,622,000	2,712,910
03/22/2028	2.100%	5,547,000	5,359,306
12/03/2029	4.016%	530,000	568,151
08/10/2033	4.500%	3,130,000	3,480,038
11/01/2034	4.400%	2,000,000	2,198,489
01/15/2036	4.272%	7,325,000	8,028,947
03/22/2041	3.400%	2,149,000	2,069,207
03/22/2050	4.000%	290,000	298,770
03/22/2051	3.550%	2,265,000	2,191,824
10/30/2056	2.987%	369,000	314,606
03/22/2061	3.700%	2,835,000	2,704,879
Verizon Communications, Inc.(a)
03/15/2032	2.355%	10,137,000	9,470,424
Total			126,646,257
Total Corporate Bonds & Notes (Cost $3,909,851,551)			3,825,297,213

Foreign Government Obligations(m),(n) 2.4%

Argentina 0.0%
Argentine Republic Government International Bond
07/09/2029	1.000%	121,062	39,877
Argentine Republic Government International Bond(k)
07/09/2035	1.125%	439,246	130,493
Total			170,370
Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	554,909
01/08/2027	1.625%	1,230,000	1,171,321
Total			1,726,230
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	450,000	504,082
Bahrain 0.0%
Bahrain Government International Bond(a)
01/26/2026	7.000%	320,000	343,244
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	1,041,342
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	1,740,000	1,754,807
Brazilian Government International Bond
06/06/2025	2.875%	1,300,000	1,290,570
04/07/2026	6.000%	225,000	247,976
01/13/2028	4.625%	1,650,000	1,674,339
05/30/2029	4.500%	3,200,000	3,159,058
06/12/2030	3.875%	2,050,000	1,909,107
Total			10,035,857
Canada 0.1%
Petronas Energy Canada Ltd.(a)
03/23/2028	2.112%	1,400,000	1,340,708
Province of British Columbia
09/01/2036	7.250%	2,000,000	3,120,520
Province of Manitoba
06/22/2026	2.125%	300,000	301,195
Province of Quebec(k)
02/27/2026	7.140%	1,230,000	1,462,380
03/02/2026	7.485%	2,000,000	2,390,414
Total			8,615,217
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%	700,000	660,239
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	798,000	774,481
Corporación Nacional del Cobre de Chile(a)
11/04/2044	4.875%	200,000	211,432
Empresa de Transporte de Pasajeros Metro SA(a)
09/13/2061	3.693%	300,000	256,440
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	750,000	757,127
11/06/2029	5.250%	450,000	468,882
Total			3,128,601

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	700,000	709,282
04/25/2027	3.875%	1,300,000	1,251,040
03/15/2029	4.500%	250,000	240,891
01/30/2030	3.000%	1,605,000	1,377,915
04/15/2031	3.125%	200,000	169,447
Ecopetrol SA
09/18/2023	5.875%	1,362,000	1,418,568
04/29/2030	6.875%	2,400,000	2,515,466
Total			7,682,609
Croatia 0.0%
Croatia Government International Bond(a)
04/04/2023	5.500%	500,000	517,286
01/26/2024	6.000%	500,000	532,747
01/26/2024	6.000%	300,000	319,648
Total			1,369,681
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	100,000	104,475
01/27/2025	5.500%	100,000	104,475
07/19/2028	6.000%	1,400,000	1,444,965
07/19/2028	6.000%	275,000	283,832
02/22/2029	5.500%	2,655,000	2,643,724
01/30/2030	4.500%	2,028,000	1,877,896
09/23/2032	4.875%	1,000,000	912,235
09/23/2032	4.875%	600,000	547,341
Total			7,918,943
Egypt 0.1%
Egypt Government International Bond(a)
10/06/2025	5.250%	850,000	812,593
01/31/2027	7.500%	2,000,000	1,911,941
02/21/2028	6.588%	600,000	535,971
03/01/2029	7.600%	300,000	269,794
02/16/2031	5.875%	250,000	194,223
05/29/2032	7.625%	1,350,000	1,129,294
Total			4,853,816
France 0.0%
Dexia Credit Local SA(a)
09/26/2023	3.250%	1,500,000	1,540,228
Gabon 0.0%
Gabon Government International Bond(a)
02/06/2031	6.625%	320,000	292,543
Ghana 0.0%
Ghana Government International Bond(a)
02/11/2027	6.375%	3,200,000	2,219,593
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hong Kong 0.0%
Airport Authority(a)
01/12/2052	3.250%	3,040,000	2,882,292
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	900,000	813,095
India 0.1%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	872,600
02/01/2028	3.875%	1,025,000	1,050,894
01/13/2031	2.250%	1,630,000	1,434,548
Indian Railway Finance Corp., Ltd.(a)
01/21/2032	3.570%	1,110,000	1,082,281
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	615,496
Total			5,055,819
Indonesia 0.2%
Indonesia Government International Bond
02/14/2030	2.850%	1,810,000	1,803,104
07/28/2031	2.150%	1,625,000	1,520,393
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,399,406
07/18/2047	4.750%	1,000,000	1,087,548
Lembaga Pembiayaan Ekspor Indonesia(a)
04/06/2024	3.875%	1,450,000	1,475,774
Perusahaan Penerbit SBSN Indonesia III(a)
03/01/2028	4.400%	500,000	539,987
02/20/2029	4.450%	1,400,000	1,529,989
PT Hutama Karya Persero(a)
05/11/2030	3.750%	800,000	815,301
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	770,000	871,390
PT Pertamina Persero(a)
01/21/2030	3.100%	625,000	603,768
08/25/2030	3.100%	2,174,000	2,096,859
02/09/2031	2.300%	1,200,000	1,076,621
05/20/2043	5.625%	250,000	268,487
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	525,000	546,760
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	5,130,266
05/21/2028	5.450%	2,000,000	2,184,003
05/21/2028	5.450%	500,000	546,001
01/25/2029	5.375%	200,000	218,257
06/30/2030	3.000%	750,000	695,680
Total			24,409,594

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	55

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%		3,100,000	3,255,429
Italy 0.1%
Republic of Italy Government International Bond
10/17/2029	2.875%		1,700,000	1,676,421
06/15/2033	5.375%		8,270,000	9,759,891
Total				11,436,312
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	675,000	645,532
Ivory Coast Government International Bond(a),(k)
12/31/2032	5.750%		919,723	898,561
Total				1,544,093
Japan 0.0%
Japan Bank for International Cooperation
05/23/2024	2.500%		600,000	610,696
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%		1,600,000	1,604,211
03/12/2024	3.000%		400,000	410,145
Total				2,625,052
Jordan 0.0%
Jordan Government International Bond(a)
07/07/2030	5.850%		500,000	470,335
Kazakhstan 0.1%
Development Bank of Kazakhstan JSC(a)
05/06/2031	2.950%		500,000	454,894
KazMunayGas National Co. JSC(a)
04/24/2025	4.750%		950,000	983,744
04/19/2027	4.750%		1,725,000	1,786,203
04/19/2027	4.750%		300,000	310,644
04/24/2030	5.375%		1,712,000	1,824,718
04/24/2030	5.375%		500,000	532,920
KazTransGas JSC(a)
09/26/2027	4.375%		200,000	200,972
Total				6,094,095
Kenya 0.0%
Kenya Government International Bond(a)
05/22/2027	7.000%		400,000	385,627
Malaysia 0.1%
CIMB Bank Bhd(a)
07/20/2027	2.125%		1,050,000	1,029,042
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petronas Capital Ltd.(a)
04/21/2030	3.500%	1,300,000	1,340,011
01/28/2032	2.480%	1,550,000	1,459,068
01/28/2032	2.480%	600,000	564,801
Total			4,392,922
Marshall Islands 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,102,913	1,310,184
Mexico 0.4%
Comision Federal de Electricidad(a)
05/15/2029	4.688%	3,647,000	3,656,386
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,445,890
07/31/2047	5.500%	2,150,000	1,943,119
Mexico Government International Bond
01/11/2028	3.750%	1,070,000	1,103,359
04/22/2029	4.500%	1,500,000	1,590,838
05/24/2031	2.659%	1,558,000	1,430,994
04/27/2032	4.750%	810,000	865,896
02/12/2034	3.500%	650,000	610,809
08/14/2041	4.280%	350,000	328,865
05/24/2061	3.771%	550,000	445,099
04/19/2071	3.750%	750,000	592,737
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	42,907
Petroleos Mexicanos
12/20/2022	1.700%	102,500	100,709
08/04/2026	6.875%	2,000,000	2,119,760
03/13/2027	6.500%	13,777,000	14,163,241
02/12/2028	5.350%	276,000	266,098
01/23/2029	6.500%	625,000	626,555
01/28/2031	5.950%	2,075,000	1,941,942
06/15/2035	6.625%	900,000	815,625
01/23/2045	6.375%	940,000	764,991
01/23/2046	5.625%	300,000	230,141
09/21/2047	6.750%	5,135,000	4,252,279
02/12/2048	6.350%	770,000	615,811
01/23/2050	7.690%	2,161,000	1,942,186
01/28/2060	6.950%	800,000	663,229
Petroleos Mexicanos(a)
02/16/2032	6.700%	3,348,000	3,228,383
Total			45,787,849
Morocco 0.0%
Morocco Government International Bond(a)
12/15/2027	2.375%	1,300,000	1,194,826
12/15/2032	3.000%	1,350,000	1,175,538
12/15/2050	4.000%	350,000	278,224

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP SA(a)
06/23/2031	3.750%	350,000	308,355
Total			2,956,943
Netherlands 0.1%
Equate Petrochemical BV(a)
04/28/2028	2.625%	700,000	662,473
Petrobras Global Finance BV
05/23/2026	8.750%	400,000	471,308
01/17/2027	7.375%	4,040,000	4,545,415
01/03/2031	5.600%	4,000,000	3,990,696
03/19/2049	6.900%	2,398,000	2,390,764
Total			12,060,656
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	847,882
Oman 0.0%
Oman Government International Bond(a)
10/28/2027	6.750%	800,000	857,947
01/17/2028	5.625%	600,000	612,986
10/28/2032	7.375%	2,000,000	2,233,821
Total			3,704,754
Panama 0.0%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	771,327
08/11/2030	2.500%	600,000	528,910
Panama Government International Bond
03/16/2025	3.750%	200,000	205,563
01/23/2030	3.160%	1,150,000	1,128,802
09/29/2032	2.252%	200,000	176,483
01/19/2033	3.298%	650,000	624,897
Total			3,435,982
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	540,000	561,071
01/29/2033	2.739%	431,000	376,485
Total			937,556
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%	600,000	557,861
Peruvian Government International Bond
08/25/2027	4.125%	512,000	538,815
06/20/2030	2.844%	990,000	951,498
01/23/2031	2.783%	420,000	398,268
12/01/2032	1.862%	825,000	708,202
03/14/2037	6.550%	1,785,000	2,265,793
12/01/2060	2.780%	600,000	458,826
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos del Peru SA(a)
06/19/2032	4.750%		2,100,000	2,031,919
Total				7,911,182
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%		600,000	575,118
06/10/2031	1.648%		400,000	355,986
01/15/2032	6.375%		400,000	503,301
10/23/2034	6.375%		275,000	353,212
Total				1,787,617
Qatar 0.1%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%		850,000	814,801
Qatar Energy(a)
07/12/2031	2.250%		500,000	473,882
Qatar Government International Bond(a)
04/23/2028	4.500%		1,106,000	1,230,306
04/16/2030	3.750%		640,000	693,407
04/23/2048	5.103%		1,910,000	2,411,063
Qatar Petroleum(a)
07/12/2041	3.125%		1,200,000	1,150,298
Total				6,773,757
Romania 0.1%
Romanian Government International Bond(a)
08/22/2023	4.375%		150,000	154,357
02/14/2031	3.000%		1,600,000	1,472,611
03/27/2032	3.625%		900,000	851,565
12/02/2040	2.625%	EUR	500,000	414,117
06/15/2048	5.125%		4,400,000	4,482,477
Total				7,375,127
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		800,000	327,031
Gazprom PJSC via Gaz Finance PLC(a)
01/27/2029	2.950%		750,000	274,687
02/25/2030	3.250%		3,400,000	1,360,000
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%		200,000	81,910
05/27/2026	4.750%		800,000	322,659
06/23/2027	4.250%		1,000,000	500,657
Total				2,866,944
Saudi Arabia 0.1%
SA Global Sukuk Ltd.(a)
06/17/2031	2.694%		875,000	851,031

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	57

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	1,000,000	932,989
11/24/2030	2.250%	750,000	699,742
11/24/2050	3.250%	600,000	537,004
Saudi Government International Bond(a)
04/17/2025	4.000%	1,675,000	1,764,082
10/26/2026	3.250%	1,200,000	1,247,223
03/04/2028	3.625%	400,000	422,940
04/17/2030	4.500%	750,000	844,326
10/22/2030	3.250%	505,000	523,148
02/02/2033	2.250%	1,300,000	1,227,248
02/02/2061	3.450%	575,000	526,638
Total			9,576,371
Serbia 0.0%
Serbia International Bond(a)
12/01/2030	2.125%	2,870,000	2,413,732
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	200,000	199,697
02/11/2025	7.125%	950,000	933,982
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,975,000	1,898,868
09/30/2029	4.850%	3,925,000	3,840,883
South Africa Government International Bond
01/17/2024	4.665%	1,100,000	1,128,705
Total			8,002,135
South Korea 0.0%
Korea Development Bank (The)
09/14/2022	3.000%	200,000	201,622
Turkey 0.1%
Turkey Government International Bond
03/23/2023	3.250%	1,080,000	1,062,712
02/05/2025	7.375%	1,479,000	1,491,131
10/14/2025	6.375%	400,000	388,907
10/09/2026	4.875%	2,275,000	2,024,602
Turkiye Vakiflar Bankasi TAO(a)
01/08/2026	6.500%	300,000	287,582
Total			5,254,934
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2022	7.750%	2,410,000	1,220,714
02/01/2024	8.994%	1,000,000	351,370
09/01/2025	7.750%	3,050,000	1,002,962
11/01/2028	9.750%	3,850,000	1,329,588
Total			3,904,634
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,129,000	1,135,411
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	807,858
07/18/2029	3.875%	600,000	619,147
DP World Ltd.(a)
07/02/2037	6.850%	300,000	368,169
Total			2,930,585
United Kingdom 0.0%
Gazprom PJSC via Gaz Finance PLC(a),(k)
12/31/2049	4.599%	2,425,000	970,000
United States 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	4,831,000	4,691,071
BOC Aviation USA Corp.(a)
04/29/2024	1.625%	2,015,000	1,982,240
Citgo Holding, Inc.(a)
08/01/2024	9.250%	225,000	224,980
DAE Funding LLC(a)
08/01/2024	1.550%	1,910,000	1,837,813
Total			8,736,104
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	615,000	676,625
04/20/2055	4.975%	1,000,000	1,184,774
Total			1,861,399
Virgin Islands 0.0%
1MDB Global Investments Ltd(a)
03/09/2023	4.400%	2,800,000	2,724,130
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	410,531
04/28/2025	3.250%	300,000	307,898
Total			3,442,559
Total Foreign Government Obligations (Cost $278,982,198)			259,857,529

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Inflation-Indexed Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
U.S. Treasury Inflation-Indexed Bond
02/15/2051	0.125%	9,219,120	9,936,185
02/15/2052	0.125%	5,127,833	5,553,899
Total			15,490,084
Total Inflation-Indexed Bonds (Cost $14,689,075)			15,490,084

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,894,136
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,816,822
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	895,694
Total			8,606,652
Hospital 0.0%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,650,000	5,763,464
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	4,073,704
Unlimited General Obligation Refunding Bonds
Series 2021D
08/01/2030	1.823%	515,000	492,185
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,376,047
Total			7,941,936
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp.(o)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	2,740,000	3,065,929
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,711,830
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,045,000	1,017,974
New York State Dormitory Authority
Refunding Revenue Bonds
Taxable
Series 2020F
02/15/2032	2.957%	1,250,000	1,278,566
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,580,854
Total			7,589,224
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	810,000	990,826
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,919,501
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,239,506
Texas Private Activity Bond Surface Transportation Corp.
Revenue Bonds
Taxable North Tarrant Express Managed Lanes Project
Series 2019
12/31/2049	3.922%	875,000	878,050
Total			6,037,057

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	59

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.0%
City of San Francisco Public Utilities Commission Water
Refunding Revenue Bonds
Taxable Green Bonds
11/01/2041	2.825%	2,515,000	2,385,882
Los Angeles Department of Water & Power Water System
Revenue Bonds
Taxable
Series 2009 (BAM)
07/01/2039	6.008%	1,390,000	1,793,214
Total			4,179,096
Total Municipal Bonds (Cost $42,917,953)			44,174,184

Residential Mortgage-Backed Securities - Agency 19.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,219,573	1,283,284
Federal Home Loan Mortgage Corp.
08/01/2022	8.500%	34	34
08/01/2024- 02/01/2025	8.000%	5,823	6,102
10/01/2028- 07/01/2032	7.000%	125,131	138,328
03/01/2031- 02/01/2052	3.000%	40,204,992	40,973,971
10/01/2031- 07/01/2037	6.000%	461,601	525,873
04/01/2033- 09/01/2039	5.500%	782,535	875,214
05/01/2033- 01/01/2050	3.500%	60,486,380	63,242,578
10/01/2039- 08/01/2048	5.000%	1,015,895	1,113,628
09/01/2040- 04/01/2049	4.000%	16,333,762	17,369,775
09/01/2040- 10/01/2048	4.500%	3,870,848	4,126,334
06/01/2050- 02/01/2052	2.500%	22,212,225	21,991,167
CMO Series 2060 Class Z
05/15/2028	6.500%	84,899	93,151
CMO Series 2310 Class Z
04/15/2031	6.000%	65,573	72,688
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,674,594
CMO Series 2882 Class ZC
11/15/2034	6.000%	3,278,935	3,589,180
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,752,393	3,166,776
CMO Series 3028 Class ZE
09/15/2035	5.500%	140,313	146,091
CMO Series 3032 Class PZ
09/15/2035	5.800%	336,100	431,823
CMO Series 3071 Class ZP
11/15/2035	5.500%	7,366,663	8,642,827
CMO Series 3121 Class EZ
03/15/2036	6.000%	102,975	116,149
CMO Series 3181 Class AZ
07/15/2036	6.500%	43,992	50,607
CMO Series 353 Class 300
12/15/2046	3.000%	7,003,685	7,141,816
CMO Series 3740 Class BA
10/15/2040	4.000%	1,462,549	1,577,598
CMO Series 3747 Class HY
10/15/2040	4.500%	2,991,000	3,237,027
CMO Series 3753 Class KZ
11/15/2040	4.500%	6,765,366	7,226,377
CMO Series 3769 Class ZC
12/15/2040	4.500%	3,482,446	3,685,969
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,736,142	2,922,014
CMO Series 3841 Class JZ
04/15/2041	5.000%	287,060	319,862
CMO Series 3888 Class ZG
07/15/2041	4.000%	668,523	701,415
CMO Series 3926 Class NY
09/15/2041	4.000%	551,002	584,033
CMO Series 3928 Class MB
09/15/2041	4.500%	1,078,098	1,154,055
CMO Series 3934 Class CB
10/15/2041	4.000%	3,291,928	3,524,755
CMO Series 3982 Class TZ
01/15/2042	4.000%	1,306,226	1,384,430
CMO Series 4027 Class AB
12/15/2040	4.000%	1,509,738	1,571,545
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,383,318	5,602,612
CMO Series 4057 Class ZL
06/15/2042	3.500%	8,468,331	8,572,772
CMO Series 4077 Class KM
11/15/2041	3.500%	84,487	85,521
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,627,082

The accompanying Notes to Financial Statements are an integral part of this statement.
60	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4182 Class QN
02/15/2033	3.000%	315,276	318,239
CMO Series 4361 Class VB
02/15/2038	3.000%	6,183,756	6,234,873
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	6,495,114
CMO Series 4440 Class ZX
01/15/2045	4.000%	11,902,625	13,333,456
CMO Series 4463 Class ZA
04/15/2045	4.000%	5,254,964	5,574,809
CMO Series 4495 Class PA
09/15/2043	3.500%	187,872	192,123
CMO Series 4682 Class HZ
04/15/2047	3.500%	3,541,748	3,678,557
CMO Series 4758 Class HA
06/15/2045	4.000%	152,273	152,920
CMO Series 4771 Class HZ
03/15/2048	3.500%	9,200,315	9,666,419
CMO Series 4774 Class KA
12/15/2045	4.500%	811,666	817,669
CMO Series 4787 Class PY
05/15/2048	4.000%	1,433,661	1,487,728
CMO Series 4793 Class CD
06/15/2048	3.000%	1,124,975	1,138,033
CMO Series 4839 Class A
04/15/2051	4.000%	3,040,940	3,226,202
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,067,066	1,077,944
Federal Home Loan Mortgage Corp.(b),(d)
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/15/2043	5.909%	17,153,656	2,693,759
CMO Series 2013-4258 Class SJ
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/15/2043	6.459%	3,729,370	804,949
CMO Series 2014-4313 Class MS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	5.959%	6,010,594	923,647
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	5.704%	1,944,863	314,498
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3578 Class DI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 04/15/2036	6.459%	2,961,279	427,343
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	5.759%	4,645,477	702,356
CMO Series 3997 Class SK
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/15/2041	6.409%	10,973,086	1,112,573
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	5.359%	5,548,132	761,981
CMO Series 4281 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2043	5.909%	9,024,207	1,315,988
CMO Series 4635 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2046	5.909%	14,492,678	2,017,526
CMO Series 4910 Class SG
1-month LIBID + 6.050% Cap 6.050% 09/25/2049	5.863%	19,374,249	3,650,180
Federal Home Loan Mortgage Corp.(p)
05/01/2051	2.000%	9,352,869	8,985,290
03/01/2052	2.500%	25,088,000	24,782,038
Federal Home Loan Mortgage Corp.(f)
03/01/2052	2.500%	7,000,000	6,921,463
03/01/2052	3.000%	10,000,000	10,141,941
Federal Home Loan Mortgage Corp.(b)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% Floor 1.300%, Cap 10.000% 04/15/2023	1.491%	33,982	34,132
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	0.641%	126,489	126,872

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	61

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	0.591%	328,436	329,058
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	0.441%	124,959	125,152
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	0.391%	298,567	297,733
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	19.317%	389,142	503,641
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	23.133%	690,874	961,826
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	0.891%	574,654	586,393
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	1.481%	259,544	268,810
CMO Series 3680 Class FA
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 06/15/2040	1.191%	711,854	730,881
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	25,525	27,102
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	0.631%	198,206	197,908
CMO Series 5115 Class FD
30-day Average SOFR + 0.250% Floor 0.250%, Cap 4.000% 08/15/2043	0.300%	8,439,877	8,438,863
Federal Home Loan Mortgage Corp.(d)
CMO Series 303 Class C30
12/15/2042	4.500%	8,569,565	1,451,706
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 364 Class C15
12/15/2046	3.500%	5,626,406	916,187
CMO Series 4146 Class IA
12/15/2032	3.500%	6,354,902	711,361
CMO Series 4186 Class IB
03/15/2033	3.000%	6,310,382	625,276
CMO Series 4627 Class PI
05/15/2044	3.500%	2,706,530	123,940
CMO Series 4698 Class BI
07/15/2047	5.000%	15,034,140	2,735,910
CMO Series 5048 Class HI
01/15/2042	4.500%	3,748,389	638,574
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	674,341
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 351 Class 213
02/15/2046	4.361%	367,535	59,030
CMO Series 364 Class 141
12/15/2046	2.793%	407,758	51,724
CMO Series 364 Class 151
12/15/2046	3.398%	425,292	58,485
CMO Series 364 Class 158
12/15/2046	3.855%	236,725	35,774
CMO Series 364 Class 167
12/15/2046	2.517%	362,627	44,296
CMO Series 364 Class C23
12/15/2046	2.938%	5,021,803	676,413
CMO Series 364 Class C24
12/15/2046	3.457%	2,910,572	441,872
CMO Series 364 Class C25
12/15/2046	4.201%	923,124	160,993
CMO Series 368 Class C15
01/25/2048	3.272%	5,910,662	693,443
CMO Series 3833 Class LI
10/15/2040	1.606%	7,740,843	423,855
CMO Series 5094 Class IO
12/15/2048	1.628%	14,530,700	1,217,354
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K051 Class X1
09/25/2025	0.521%	17,282,057	275,891
CMO Series K058 Class X1
08/25/2026	0.920%	2,396,143	85,761
CMO Series KW02 Class X1
12/25/2026	0.298%	10,761,562	80,099

The accompanying Notes to Financial Statements are an integral part of this statement.
62	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 4257 Class IK
12/15/2042	4.000%	4,920,502	844,160
CMO Series 5079 Class DI
02/25/2051	6.500%	14,686,585	3,259,270
CMO Series 5095 Class AI
04/25/2051	3.500%	27,898,704	4,625,326
Federal Home Loan Mortgage Corp. REMICS(c),(d)
CMO Series 5065 Class EI
11/25/2044	5.438%	1,843,944	435,797
Federal National Mortgage Association
04/01/2023	8.500%	2	2
06/01/2024	9.000%	29	30
02/01/2025- 08/01/2027	8.000%	13,754	14,625
03/01/2026- 07/01/2038	7.000%	409,387	463,670
04/01/2027- 06/01/2032	7.500%	31,406	34,122
05/01/2029- 10/01/2040	6.000%	1,411,181	1,598,776
08/01/2029- 02/01/2052	3.000%	55,723,049	56,833,134
01/01/2031- 02/01/2052	2.500%	5,757,030	5,749,906
03/01/2033- 04/01/2041	5.500%	689,118	770,017
10/01/2033- 06/01/2049	3.500%	60,574,708	63,263,538
07/01/2039- 10/01/2041	5.000%	2,351,363	2,608,235
08/01/2040- 02/01/2052	2.000%	36,349,732	35,225,227
10/01/2040- 06/01/2056	4.500%	7,752,744	8,338,153
02/01/2041- 06/01/2047	4.000%	36,049,525	38,528,917
CMO Series 2003-22 Class Z
04/25/2033	6.000%	104,097	116,469
CMO Series 2003-33 Class PT
05/25/2033	4.500%	5,522	5,911
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	558,945	620,241
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,699,168	1,822,529
CMO Series 2010-37 Class A1
05/25/2035	5.410%	250,296	256,188
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	3,835,779	4,025,671
CMO Series 2011-53 Class WT
06/25/2041	4.500%	367,280	398,242
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	8,009,085
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	12,886,827	13,512,546
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	9,212,467	9,557,703
CMO Series 2012-94
09/25/2042	3.500%	10,801,758	11,308,225
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,964,481	2,108,797
CMO Series 2013-126 Class ZA
07/25/2032	4.000%	5,736,156	5,751,404
CMO Series 2013-16 Class GD
03/25/2033	3.000%	1,907,852	1,925,940
CMO Series 2013-66 Class AP
05/25/2043	6.000%	182,923	201,645
CMO Series 2016-9 Class A
09/25/2043	3.000%	37,917	38,010
CMO Series 2018-38 Class PA
06/25/2047	3.500%	752,779	776,707
CMO Series 2018-55 Class PA
01/25/2047	3.500%	2,394,186	2,449,169
CMO Series 2018-64 Class ET
09/25/2048	3.000%	3,630,603	3,669,816
CMO Series 2018-94D Class KD
12/25/2048	3.500%	1,082,550	1,107,198
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	4,837,588	5,033,380
CMO Series 98-17 Class Z
04/18/2028	6.500%	60,314	64,138
Federal National Mortgage Association(p)
08/01/2050- 02/01/2052	2.000%	42,728,639	41,021,147
01/01/2052	2.500%	8,034,508	7,954,847
Federal National Mortgage Association(b)
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	0.470%	68,562	68,594
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	0.387%	478,092	476,867
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	15.248%	174,255	202,916

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	63

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	0.677%	228,809	231,887
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	38.059%	62,060	95,110
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	32.066%	315,842	525,223
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	9.539%	556,081	547,888
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	0.737%	113,980	115,052
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	0.687%	989,208	1,002,694
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	4.500%	338,243	325,094
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	4.500%	32,299	32,190
Federal National Mortgage Association(b),(d)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	7.413%	1,315,564	258,295
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	6.403%	969,436	167,528
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-100 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 12/25/2039	6.013%	3,066,638	589,383
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	6.063%	5,127,845	734,688
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	6.413%	4,138,021	769,416
CMO Series 2010-21 Class SA
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 03/25/2040	6.063%	7,492,758	1,198,829
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	6.263%	1,865,742	310,289
CMO Series 2011-131 Class ST
-1.0 x 1-month USD LIBOR + 6.540% Cap 6.540% 12/25/2041	6.353%	22,804,038	4,203,678
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	5.743%	6,236,145	906,047
CMO Series 2012-17 Class MS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2027	6.513%	2,573,464	171,774
CMO Series 2013-10 Class SJ
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/25/2043	5.963%	5,046,697	848,611
CMO Series 2013-19 Class KS
-1.0 x 3-month USD LIBOR + 6.200% Cap 6.200% 10/25/2041	6.013%	5,482,382	653,945

The accompanying Notes to Financial Statements are an integral part of this statement.
64	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-34 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2043	5.963%	13,622,944	3,238,811
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	6.513%	3,818,582	945,452
CMO Series 2014-52 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2044	5.913%	6,525,190	1,095,991
CMO Series 2015-81 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/25/2037	6.513%	4,977,829	791,884
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	5.913%	5,927,953	878,474
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	5.913%	2,680,236	390,727
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	5.913%	8,004,476	1,311,987
CMO Series 2016-60 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	5.913%	25,959,208	4,012,982
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	6.063%	7,525,401	1,070,792
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	5.913%	10,619,910	1,540,200
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-88 Class BS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/25/2046	5.913%	7,622,681	1,264,956
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.463%	4,963,793	755,920
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	5.963%	7,428,129	1,135,978
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	2.750%	7,537,890	608,007
CMO Series 2018-43 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2038	6.063%	5,576,066	899,777
CMO Series 2018-61 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 08/25/2048	6.013%	3,909,810	607,255
CMO Series 2019-35 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2049	5.963%	16,860,292	2,514,328
CMO Series 2019-39 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/25/2049	5.913%	15,248,830	2,311,190
Federal National Mortgage Association(d)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	4,849,590	591,662
CMO Series 2013-23 Class AI
03/25/2043	5.000%	5,597,639	992,177
CMO Series 2013-35 Class IB
04/25/2033	3.000%	7,943,278	865,736
CMO Series 2013-41 Class HI
02/25/2033	3.000%	8,965,124	720,372
CMO Series 2015-54 Class GI
07/25/2045	5.500%	24,393,549	4,350,765

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	65

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-42 Class AI
06/25/2050	2.500%	21,430,242	2,853,437
CMO Series 2020-72 Class LI
12/25/2040	5.000%	6,000,000	1,474,589
CMO Series 2021-33 Class AI
05/25/2047	2.500%	38,102,720	5,148,470
CMO Series 385 Class 8
12/25/2037	5.500%	2,498,968	512,996
Federal National Mortgage Association(c),(d)
CMO Series 2021-24 Class IO
03/25/2059	1.207%	8,470,578	687,272
Federal National Mortgage Association(g)
CMO Series G93-28 Class E
07/25/2022	0.000%	4,371	4,367
Federal National Mortgage Association REMICS
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,779,444	2,924,115
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	3,928,569	4,039,667
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	12,835,443	13,201,839
CMO Series 2018-11 Class BX
12/25/2047	4.000%	11,754,196	12,292,334
CMO Series 2019-70 Class CB
12/25/2049	3.500%	3,560,288	3,662,138
Federal National Mortgage Association REMICS(b),(d)
CMO Series 3908 Class XS
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/15/2039	6.259%	11,708,109	2,178,530
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	3,168,363	3,436,206
05/20/2041- 08/20/2048	4.500%	4,800,436	5,058,826
02/15/2042- 10/20/2048	4.000%	7,081,524	7,453,300
03/20/2046- 07/20/2049	3.500%	15,443,178	16,113,783
12/20/2046- 10/20/2049	3.000%	8,909,257	9,131,421
09/20/2051	2.500%	8,767,289	8,772,575
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,491,334	1,841,737
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,684,362	1,812,645
CMO Series 2009-55 Class LX
07/20/2039	5.000%	2,059,791	2,209,578
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-67 Class DB
08/20/2039	5.000%	2,319,745	2,512,850
CMO Series 2010-108 Class WL
04/16/2040	4.000%	2,252,119	2,384,585
CMO Series 2010-120 Class AY
09/20/2040	4.000%	2,082,712	2,214,399
CMO Series 2010-135 Class PE
10/16/2040	4.000%	4,065,008	4,323,309
CMO Series 2011-22 Class PL
02/20/2041	5.000%	2,015,000	2,281,473
CMO Series 2014-3 Class EP
02/16/2043	2.750%	7,008,936	7,136,178
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,879,477	1,944,284
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	758,575
CMO Series 2019-H04 Class NA
09/20/2068	3.500%	455,351	469,987
CMO Series 2019-H17
03/20/2069	3.000%	957,171	965,326
Government National Mortgage Association(b)
1-year CMT + 1.136% 03/20/2066	1.346%	269,227	271,896
1-year CMT + 0.696% 04/20/2066	0.896%	402,765	405,007
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	12.207%	65,061	67,163
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	38.690%	655,889	1,122,164
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	0.651%	539,180	540,362
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	0.451%	215,692	215,411
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	0.612%	82,718	82,458

The accompanying Notes to Financial Statements are an integral part of this statement.
66	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 10.500% 09/20/2062	0.661%	124,808	125,067
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	0.801%	2,685	2,702
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	0.751%	2,393	2,406
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	0.801%	26,843	27,092
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	0.376%	136,496	136,586
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	0.441%	189,147	188,888
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	0.501%	2,072	2,075
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	0.501%	1,108,755	1,108,127
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	0.571%	846,943	847,794
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	0.651%	304,121	304,570
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	0.601%	329,484	329,746
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	0.701%	1,929,861	1,933,171
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	0.701%	238,868	239,294
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 999.000% 12/20/2061	0.801%	9,825	9,904
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650%, Cap 15.000% 06/20/2066	0.751%	2,921,927	2,929,104
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	0.401%	2,669,820	2,660,281
CMO Series 2019-H01 Class FL
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 12/20/2068	0.551%	567,713	567,599
CMO Series 2019-H10 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 05/20/2069	0.501%	2,320,224	2,316,533
CMO Series 2020-H13 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 08/20/2070	0.562%	3,354,132	3,354,241
Government National Mortgage Association(b),(d)
CMO Series 2010-31 Class ES
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 03/20/2040	4.838%	8,462,318	1,156,602
CMO Series 2011-13 Class S
1-month LIBID + 5.950% Cap 5.950% 01/16/2041	5.824%	5,576,041	844,074
CMO Series 2011-30 Class SB
1-month LIBID + 6.600% Cap 6.600% 02/20/2041	6.438%	2,883,265	482,300
CMO Series 2015-155 Class SA
-1.0 x 1-month USD LIBOR + 5.700% Cap 5.700% 10/20/2045	5.538%	3,706,219	524,130
CMO Series 2017-93 Class CS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2047	6.038%	11,080,299	1,726,420

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	67

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-123 Class SP
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/20/2049	5.938%	16,553,946	1,976,927
CMO Series 2019-13 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	5.938%	12,062,764	1,703,816
CMO Series 2019-6 Class SJ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	5.938%	9,594,420	1,065,687
CMO Series 2019-86 Class SG
-1.0 x 1-month USD LIBOR + 5.600% Cap 5.600% 07/20/2049	5.438%	5,337,717	755,263
Government National Mortgage Association(c)
CMO Series 2010-H17 Class XQ
07/20/2060	5.211%	3,969	4,043
CMO Series 2017-H04 Class DA
12/20/2066	4.353%	1,134	1,178
Series 2003-72 Class Z
11/16/2045	5.300%	377,616	398,414
Government National Mortgage Association(c),(d)
CMO Series 2014-150 Class IO
07/16/2056	0.394%	11,914,703	255,563
CMO Series 2014-H05 Class AI
02/20/2064	1.340%	4,809,599	262,205
CMO Series 2014-H14 Class BI
06/20/2064	1.649%	5,515,414	324,869
CMO Series 2014-H15 Class HI
05/20/2064	1.436%	7,328,608	276,332
CMO Series 2014-H20 Class HI
10/20/2064	1.308%	2,370,588	134,796
CMO Series 2015-163 Class IO
12/16/2057	0.762%	1,913,056	65,068
CMO Series 2015-189 Class IG
01/16/2057	0.738%	9,725,608	333,341
CMO Series 2015-30 Class IO
07/16/2056	0.689%	3,025,160	100,353
CMO Series 2015-32 Class IO
09/16/2049	0.661%	4,773,266	121,250
CMO Series 2015-73 Class IO
11/16/2055	0.662%	2,497,437	67,313
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-9 Class IO
02/16/2049	0.679%	10,417,326	270,933
CMO Series 2015-H22 Class BI
09/20/2065	1.807%	2,177,441	114,894
CMO Series 2016-72 Class IO
12/16/2055	0.782%	7,229,247	248,354
CMO Series 2021-33 Class IO
10/16/2062	0.856%	8,158,930	614,331
CMO Series 2021-40 Class IO
02/16/2063	0.832%	7,419,190	560,935
CMO Series 2021-H03 Class IO
04/20/2070	4.137%	20,118,369	1,723,201
CMO Series 2021-H08 Class IA
01/20/2068	4.202%	2,367,598	224,763
Government National Mortgage Association(d)
CMO Series 2016-88 Class PI
07/20/2046	4.000%	7,458,390	1,165,975
CMO Series 2017-101 Class AI
07/20/2047	4.000%	5,249,654	701,735
CMO Series 2017-52 Class AI
04/20/2047	6.000%	3,823,394	661,794
CMO Series 2017-68 Class TI
05/20/2047	5.500%	1,582,155	256,533
CMO Series 2019-108 Class MI
07/20/2049	3.500%	10,052,540	1,321,937
CMO Series 2019-99 Class AI
08/16/2049	4.000%	5,670,696	1,188,796
CMO Series 2020-134 Class AI
09/20/2050	3.000%	12,129,798	1,449,310
Government National Mortgage Association TBA(f)
03/21/2052	2.000%	50,550,000	49,436,661
03/21/2052	2.500%	83,693,000	83,631,448
04/21/2052	3.000%	24,600,000	24,946,059
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,299,825	4,523,776
Uniform Mortgage-Backed Security TBA(f)
04/19/2036- 03/17/2037	1.500%	28,622,000	27,850,177
03/17/2037- 04/13/2052	2.000%	378,291,000	364,430,068
04/18/2037- 04/13/2052	2.500%	428,140,000	422,067,666
03/14/2052- 04/13/2052	3.000%	135,400,000	136,550,497
03/14/2052	3.500%	10,000,000	10,299,609
Total Residential Mortgage-Backed Securities - Agency (Cost $2,068,366,175)			2,057,378,493

The accompanying Notes to Financial Statements are an integral part of this statement.
68	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month USD LIBOR + 0.480% Floor 0.240% 04/25/2036	0.588%	9,632,655	9,288,196
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2019-F Class A1
07/25/2059	2.860%	6,071,834	5,977,292
Arroyo Mortgage Trust(a)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	988,375
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	390,057	376,024
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	436,372	427,617
Banc of America Funding Trust(q)
CMO Series 2006-D Class 3A1
05/20/2036	2.994%	754,913	798,899
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.420% Floor 0.420% 05/20/2047	0.591%	1,750,120	1,708,500
Bayview MSR Opportunity Master Fund Trust(a),(c)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.507%	993,088	1,002,708
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.421%	1,497,439	1,428,584
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	639,595	638,012
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.700% Floor 2.700% 03/25/2029	2.806%	2,290,000	2,264,862
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	1.600%	2,200,000	2,148,765
CMO Series 2022-1 Class M1C
30-day Average SOFR + 3.700% 01/26/2032	3.700%	2,500,000	2,479,551
BVRT Financing Trust(a),(b),(e)
CMO Series 2021-4F Class A
1-month USD LIBOR + 0.000% 09/14/2026	2.050%	6,430,887	6,430,887
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	0.337%	1,778,395	1,735,594
Central Park Funding Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 2.750% Floor 2.750% 08/29/2022	2.859%	9,304,985	9,082,180
CMO Series 2021-2 Class PT
1-month USD LIBOR + 3.000% 10/27/2022	3.093%	7,234,589	6,916,839
Chase Mortgage Finance Corp.(a),(c)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.904%	952,643	959,845
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.744%	270,310	269,185
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	8,387,159	8,144,134
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	1.307%	4,398,626	4,305,920
CIM Trust(a),(c)
CMO Series 2019-J2 Class B1
10/25/2049	3.775%	850,172	857,906
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,065,999
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	7,694,027	7,455,292
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	5,064,132	4,889,769
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	7,085,695	6,962,833
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	10,681,349	10,513,740
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	295,682	300,170
Citigroup Mortgage Loan Trust, Inc.(a),(c)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.781%	491,011	456,892
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-1R Class A2
09/25/2065	1.512%	569,593	562,814

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	69

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
1-month USD LIBOR + 2.450% 07/25/2031	2.637%	485,873	487,466
CMO Series 2019-R02 Class 1M2
1-month USD LIBOR + 2.300% 08/25/2031	2.487%	248,102	248,945
CMO Series 2020-R02 Class 2M2
1-month USD LIBOR + 2.000% 01/25/2040	2.187%	446,398	445,971
CMO Series 2020-SBT1 Class 1M2
1-month USD LIBOR + 3.650% 02/25/2040	3.837%	1,500,000	1,561,832
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	3.837%	3,500,000	3,667,815
Subordinated CMO Series 2019-R05 Class 1B1
1-month USD LIBOR + 4.100% 07/25/2039	4.287%	2,000,000	1,992,519
Countrywide Home Loan Mortgage Pass-Through Trust(c)
CMO Series 2007-HY5 Class 1A1
09/25/2047	3.434%	350,572	327,800
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2021-RP11 Class PT
10/25/2061	3.778%	8,786,374	9,263,481
Credit Suisse Mortgage Trust(a)
CMO Series 2020-11R Class A1
04/25/2038	2.000%	1,112,616	1,126,848
Credit-Based Asset Servicing & Securitization LLC(c)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	3,620,216	1,512,733
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	6,418,463	6,575,166
CMO Series 2020-RPL2 Class A12
02/25/2060	3.414%	4,043,475	4,082,927
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	3,023,485	3,004,964
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	366,744	385,586
CSMCM Trust Certificates(a),(c),(e),(i)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,837,630	1,666,592
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,947,829
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,895,000	1,927,916
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.580% Floor 0.290%, Cap 11.000% 10/19/2045	0.742%	1,174,898	1,145,350
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	0.362%	1,971,873	1,743,536
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.908%	493,283	490,234
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.450% Floor 3.450% 04/25/2034	3.500%	1,500,000	1,480,318
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% Floor 4.000% 05/25/2025	4.187%	1,002,619	1,018,900
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	5.187%	186,800	191,844
CMO Series 2015-C03 Class 2M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	5.187%	30,381	30,381
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	5.887%	1,574,394	1,660,804
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	5.737%	1,586,086	1,676,565
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	3.187%	3,146,853	3,212,602
CMO Series 2017-C04 Class 2M2
1-month USD LIBOR + 2.850% 11/25/2029	3.037%	3,157,514	3,219,502
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% 02/25/2030	2.987%	537,855	548,967

The accompanying Notes to Financial Statements are an integral part of this statement.
70	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-C07 Class 2M2
1-month USD LIBOR + 2.500% 05/25/2030	2.687%	2,111,729	2,135,411
CMO Series 2018-C06 Class 1M2
1-month USD LIBOR + 2.000% Floor 2.000% 03/25/2031	2.187%	3,585,166	3,604,206
CMO Series 2018-C06 Class 2M2
1-month USD LIBOR + 2.100% Floor 2.100% 03/25/2031	2.287%	1,934,539	1,948,011
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.187%	1,157,669	1,169,286
CMO Series 2018-HQA1 Class M2
1-month USD LIBOR + 2.300% 09/25/2030	2.487%	1,517,826	1,530,647
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	2.837%	846,175	853,866
CMO Series 2019-HQA2 Class M2
1-month USD LIBOR + 2.050% Floor 2.050% 04/25/2049	2.237%	1,447,339	1,450,461
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	0.397%	1,419,150	1,353,668
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	0.287%	3,549,728	2,130,168
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2007-AR1 Class 1A1
05/25/2037	2.842%	226,268	121,034
Flagstar Mortgage Trust(a),(c)
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.536%	930,105	928,158
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.061%	892,759	903,314
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.061%	954,822	963,437
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	2.037%	1,844,130	1,852,037
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-HQA1 Class M2
1-month USD LIBOR + 1.900% 01/25/2050	2.087%	87,894	87,948
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.287%	1,988,440	2,002,743
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	3.787%	999,022	1,002,686
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.699%	1,500,000	1,481,982
CMO Series 2021-HQA1 Class B1
30-day Average SOFR + 3.000% 08/25/2033	3.049%	6,000,000	5,558,264
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	2.299%	11,700,000	11,554,661
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	2.149%	3,810,000	3,667,420
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	2.400%	3,000,000	2,911,840
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	2.549%	2,000,000	1,906,650
Subordinated CMO Series 2021-DNA3 Class B1
30-day Average SOFR + 3.500% 10/25/2033	3.549%	2,025,000	1,971,297
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	3.400%	2,000,000	1,915,850
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	3.399%	1,220,000	1,132,457
Subordinated CMO Series 2021-HQA4 Class B1
30-day Average SOFR + 3.750% 12/25/2041	3.800%	6,000,000	5,626,536

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	71

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-DNA1 Class B1
30-day Average SOFR + 3.400% 01/25/2042	3.449%	3,000,000	2,821,833
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-HQA2 Class M2
1-month USD LIBOR + 2.300% 10/25/2048	2.487%	1,100,000	1,105,610
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
1-month USD LIBOR + 3.900% 12/25/2027	4.087%	443,423	445,393
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.187%	27,683	27,698
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.649%	7,153,851	7,206,577
CMO Series 2021-DNA2 Class M2
30-day Average SOFR + 2.300% 08/25/2033	2.349%	1,000,000	1,011,316
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.049%	1,805,000	1,796,015
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	3.700%	810,000	777,051
Galton Funding Mortgage Trust(a),(c)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,631,581	1,650,174
CMO Series 2019-1 Class B2
02/25/2059	4.500%	916,256	926,558
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	477,899	484,855
GCAT LLC(a),(c),(e),(i)
CMO Series 2021-1 Class A1
11/25/2049	2.487%	8,027,119	8,040,613
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	2.949%	1,000,000	995,622
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	30,128	30,212
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(c)
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.398%	1,024,073	986,553
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.580% 11/25/2034	1.057%	1,150,712	1,143,125
GSR Mortgage Loan Trust(c)
CMO Series 2006-AR2 Class 2A1
04/25/2036	2.658%	1,077,557	860,727
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.362%	6,136,608	5,694,035
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.540% Floor 0.360% 12/25/2035	0.648%	2,983,424	2,968,690
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.560% Floor 0.280%, Cap 11.500% 04/25/2047	0.668%	2,980,441	2,985,284
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH5 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 06/25/2037	0.447%	1,669,832	1,665,249
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
12/31/2049	5.875%	34,821	47,601
JPMorgan Mortgage Trust(a),(c)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	927,151	916,825
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	191,588	192,018
CMO Series 2019-1 Class A3
05/25/2049	4.000%	446,496	448,510
CMO Series 2019-2 Class A3
08/25/2049	4.000%	164,406	164,653
CMO Series 2019-3 Class A3
09/25/2049	3.899%	42,557	42,626
CMO Series 2019-5 Class A3
11/25/2049	4.000%	373,726	375,291
CMO Series 2019-8 Class A15
03/25/2050	3.500%	202,559	203,027

The accompanying Notes to Financial Statements are an integral part of this statement.
72	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-9 Class B2A
05/25/2050	3.516%	1,437,308	1,410,130
CMO Series 2019-HYB1 Class B1
10/25/2049	3.651%	964,730	994,835
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	185,597	186,029
CMO Series 2019-LTV1 Class A3
06/25/2049	4.000%	15,760	15,775
CMO Series 2019-LTV2 Class A18
12/25/2049	4.000%	49,802	49,968
CMO Series 2019-LTV3 Class B3
03/25/2050	4.363%	1,608,609	1,621,035
CMO Series 2020-1 Class A15
06/25/2050	3.500%	549,368	550,182
CMO Series 2020-2 Class A15
07/25/2050	3.500%	372,139	372,125
CMO Series 2020-5 Class A15
12/25/2050	3.000%	252,449	250,776
CMO Series 2020-5 Class B1
12/25/2050	3.736%	966,384	977,737
CMO Series 2021-13 Class A3
04/25/2052	2.500%	11,209,943	10,687,980
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.469%	441,234	441,164
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.765%	1,314,194	1,327,188
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.792%	546,927	551,695
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.128%	1,115,587	1,117,828
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.128%	929,656	929,836
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.314%	2,171,020	2,166,861
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.172%	952,999	964,095
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.345%	1,909,726	1,889,402
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.659%	2,000,106	2,005,471
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.842%	1,142,790	1,153,714
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.842%	952,325	960,235
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.537%	1,933,004	1,930,111
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	0.852%	839,420	839,420
JPMorgan Trust(a),(c)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.586%	534,994	536,564
Legacy Mortgage Asset Trust(a),(c),(k)
CMO Series 2019-GS2 Class A1
01/25/2059	3.750%	1,025,469	1,026,389
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2019-GS4 Class A1
05/25/2059	3.438%	1,973,224	1,972,123
CMO Series 2019-GS6 Class A1
06/25/2059	3.000%	897,941	898,227
CMO Series 2019-PR1 Class A1
09/25/2059	3.858%	8,541,798	8,548,057
CMO Series 2020-GS1 Class A1
10/25/2059	2.882%	3,696,124	3,682,444
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	13,512,337	13,535,742
CMO Series 2020-SL1 Class A
01/25/2060	2.734%	1,256,975	1,245,671
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,122,059	1,112,321
CMO Series 2021-SL1 Class A
09/25/2060	1.991%	2,149,489	2,148,176
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2035	0.987%	249,179	249,360
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	0.487%	736,989	734,100
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.520% Floor 0.260% 02/25/2046	0.707%	1,321,894	1,217,038
Loan Revolving Advance Investment Trust(a),(b),(e),(i)
CMO Series 2021-1 Class A1Y
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.837%	1,553,345	1,554,165
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.840%	10,400,000	10,405,491

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	73

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	0.337%	4,053,378	3,145,096
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	386,424	398,027
Mello Mortgage Capital Acceptance Trust(a),(c)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.990%	2,009,901	1,878,163
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	0.527%	17,594,063	9,330,951
Morgan Stanley Resecuritization Trust(a),(c)
CMO Series 2015-R4 Class 4B1
08/26/2047	2.936%	1,183,856	1,191,287
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.520% Floor 0.260%, Cap 11.500% 12/25/2035	0.628%	615,486	618,764
MRA Issuance Trust(a),(b)
CMO Series 2020-7 Class A
1-month USD LIBOR + 1.300% Floor 1.300% 09/15/2022	1.406%	23,220,000	23,204,039
MRA Issuance Trust(a),(b),(e),(i)
CMO Series 2021-10 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 02/22/2023	1.606%	8,930,000	8,930,000
CMO Series 2021-9 Class A2X
1-month USD LIBOR + 0.000% 07/15/2022	1.315%	14,000,000	14,000,000
CMO Series 2021-EBO3 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 03/31/2023	1.860%	6,690,000	6,690,000
CMO Series 2021-EBO3 Class A2
1-month USD LIBOR + 2.750% Floor 2.750% 03/31/2023	2.860%	7,720,000	7,720,000
MRA Issuance Trust(a),(b),(e)
CMO Series 2021-EBO6 Class A1X
1-month USD LIBOR + 1.600% Floor 1.600% 03/02/2022	1.700%	9,890,000	9,890,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	0.937%	1,382,599	1,377,668
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.737%	247,864	247,133
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.587%	92,752	92,332
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.787%	375,262	377,579
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	1.699%	1,290,000	1,287,822
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.099%	915,000	913,363
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	3.049%	2,250,000	2,210,658
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	2.950%	2,200,000	2,190,077
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	3.400%	2,000,000	2,015,033
OBX Trust(a),(c)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	149,041	150,023
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	132,702	134,011

The accompanying Notes to Financial Statements are an integral part of this statement.
74	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month USD LIBOR + 0.750% Floor 0.500% 11/25/2035	0.858%		8,400,000	8,338,769
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	2.749%		3,000,000	2,960,853
RALI Trust(c)
CMO Series 2005-QA4 Class A41
04/25/2035	3.286%		52,969	53,260
RALI Trust(c),(d)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.462%		24,013,160	299,780
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.614%		11,961,662	136,845
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.171%		25,811,900	153,369
Rathlin Residential(a),(b)
CMO Series 2021-1A Class A
1-month EURIBOR + 2.000% 09/27/2075	1.432%	EUR	3,561,848	3,940,945
RFMSI Trust(c)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.059%		697,257	474,572
CMO Series 2006-SA4 Class 2A1
11/25/2036	4.535%		196,542	187,964
Seasoned Credit Risk Transfer Trust(c)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%		18,635,342	19,250,770
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%		444,657	471,962
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.585% Floor 0.390% 10/25/2035	0.772%		266,169	266,054
Sequoia Mortgage Trust(a),(c)
CMO Series 2019-4 Class A19
11/25/2049	3.500%		171,020	172,056
CMO Series 2019-CH1 Class A1
03/25/2049	4.500%		54,107	54,163
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%		133,037	134,143
Subordinated CMO Series 2015-1 Class B1
01/25/2045	3.918%		382,174	380,879
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.180%	1,146,765	1,143,111
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.259%	1,859,834	1,859,510
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.328%	1,018,552	1,012,123
Station Place Securitization Trust(a),(b),(e)
CMO Series 2021-4 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 04/11/2022	1.076%	10,600,000	10,600,000
CMO Series 2021-8 Class A
1-month USD LIBOR + 0.800% Floor 0.800% 06/20/2022	0.976%	7,370,000	7,370,000
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-20 Class 1A2
01/25/2035	2.735%	453,756	464,259
CMO Series 2006-5 Class 1A1
06/25/2036	2.959%	746,847	723,790
Texas Capital Bank NA(a),(b)
CMO Series 2021 Class NOTE
3-month USD LIBOR + 4.500% 09/30/2024	4.724%	7,340,000	7,294,997
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	0.258%	3,589,384	2,142,667
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR8 Class A
08/25/2033	2.699%	258,385	265,994
CMO Series 2004-AR4 Class A6
06/25/2034	2.633%	2,035,378	2,057,302
CMO Series 2004-AR7 Class A6
07/25/2034	2.552%	931,127	946,488
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.109%	2,649,404	2,617,621
CMO Series 2007-HY3 Class 1A1
03/25/2037	2.875%	440,713	410,412
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 10.500% 08/25/2045	0.827%	720,394	715,817
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 10.500% 12/25/2045	0.727%	2,308,665	2,240,013

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	75

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.620% Floor 0.310%, Cap 10.500% 01/25/2045	0.807%	697,962	694,962
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.580% Floor 0.290%, Cap 10.500% 07/25/2045	0.767%	2,026,281	1,996,999
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 10.500% 07/25/2045	0.827%	545,882	545,513
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	1.082%	1,257,181	1,244,432
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	1.122%	414,390	417,869
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	0.497%	2,014,637	1,981,761
Wells Fargo Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-1 Class A1
11/25/2048	4.000%	120,230	120,572
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.686%	1,090,212	1,076,884
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.385%	1,947,975	1,949,823
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	930,000	924,386
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $539,634,767)			535,205,731

Rights 0.0%
Issuer	Shares	Value ($)
Materials 0.0%
Chemicals 0.0%
TPC Group, Inc.(e),(i),(j)	700,569	3,284
Total Materials		3,284
Total Rights (Cost $—)		3,284
Senior Loans 0.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(r)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.459%	730,063	716,798
Airlines 0.0%
American Airlines, Inc.(b),(r)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	1.959%	172,737	164,425
United AirLines, Inc.(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	719,563	714,763
Total			879,188
Automotive 0.1%
Clarios Global LP(b),(r)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.459%	1,686,525	1,667,551
Tenneco, Inc.(b),(r)
Tranche A Term Loan
3-month USD LIBOR + 1.750% 09/29/2023	1.959%	9,182,708	9,096,666
Total			10,764,217
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(r)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.960%	244,987	241,161
CSC Holdings LLC(b),(r)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.441%	692,727	670,969
3-month USD LIBOR + 2.500% 04/15/2027	2.691%	3,991,397	3,869,499
DIRECTV Financing LLC(b),(r)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	5.750%	1,417,375	1,412,598
Virgin Media Bristol LLC(b),(r)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.691%	1,250,000	1,227,500
Total			7,421,727

The accompanying Notes to Financial Statements are an integral part of this statement.
76	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(r)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	1.974%	790,577	780,940
Nouryon Finance BV(b),(r)
Term Loan
1-month USD LIBOR + 3.000% 10/01/2025	3.209%	390,355	385,183
Total			1,166,123
Consumer Cyclical Services 0.0%
Intrado Corp.(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	5.000%	665,083	592,422
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/10/2024	4.500%	505,469	447,553
Spin Holdco, Inc.(b),(r)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	4.750%	545,875	542,387
Total			1,582,362
Consumer Products 0.0%
Acuity Specialty Products, Inc.(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	5.000%	279,128	270,057
Diversified Manufacturing 0.0%
Vertiv Group Corp.(b),(r)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	2.857%	1,396,413	1,349,285
Electric 0.0%
Vistra Operations Co. LLC(b),(r)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.941%	283,645	278,299
Environmental 0.0%
Clean Harbors, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	1.959%	385,859	384,732
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	456,889	454,920
Total			839,652
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(r)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	175,812	174,165
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2027	2.750%	1,989,950	1,975,741
Total			2,149,906
Food and Beverage 0.0%
Hostess Brands LLC(b),(r)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2025	3.000%	734,962	725,136
Naked Juice LLC(b),(p),(r)
1st Lien Term Loan
SOFR + 3.250% Floor 0.500% 01/24/2029	3.750%	1,181,818	1,170,744
SOFR + 3.250% Floor 0.500% 01/24/2029	3.750%	68,182	67,543
Total			1,963,423
Gaming 0.0%
Caesars Resort Collection LLC(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.959%	4,568	4,516
Churchill Downs, Inc.(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.210%	385,930	382,796
Total			387,312
Health Care 0.1%
Avantor Funding, Inc.(b),(r)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	2.750%	1,935,399	1,914,671

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	77

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC(b),(p),(r)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	4,240,195	4,213,694
IQVIA, Inc./Quintiles IMS(b),(r)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	1.959%	540,244	537,207
Total			6,665,572
Independent Energy 0.0%
Ascent Resources Utica Holdings(b),(e),(r)
2nd Lien Term Loan
1-month USD LIBOR + 10.000% Floor 1.000% 11/01/2025	10.000%	287,000	304,220
Media and Entertainment 0.0%
Diamond Sports Group LLC(b),(r)
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	5.500%	1,620,634	601,255
Sinclair Television Group, Inc.(b),(r)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.210%	1,243,750	1,198,664
Total			1,799,919
Other Industry 0.0%
Adtalem Global Education, Inc.(b),(r)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 08/12/2028	5.250%	1,250,000	1,236,200
PowerTeam Services LLC(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.250%	453,819	436,161
Total			1,672,361
Packaging 0.0%
Berry Global, Inc.(b),(r)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	1.876%	2,246,297	2,205,594
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(r)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.856%	2,651,669	2,590,363
Endo Luxembourg Finance Co. I SARL(b),(r)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	5.750%	1,994,975	1,924,692
Grifols Worldwide Operations Ltd.(b),(r)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.209%	2,103,536	2,054,292
Horizon Therapeutics USA, Inc.(b),(r)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.500% 03/15/2028	2.250%	1,315,063	1,295,889
Organon & Co.(b),(r)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	4,097,708	4,075,949
Total			11,941,185
Property & Casualty 0.0%
AmWINS Group, Inc.(b),(r)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	3.000%	3,267,010	3,212,385
Restaurants 0.0%
1011778 BC ULC(b),(r)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.959%	550,632	539,757
Retailers 0.0%
Michaels Companies, Inc. (The)(b),(r)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 04/15/2028	5.000%	1,990,000	1,846,282
Technology 0.1%
CommScope, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.459%	1,725,511	1,681,303

The accompanying Notes to Financial Statements are an integral part of this statement.
78	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Peraton Corp.(b),(r)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	2,282,750	2,268,483
Total			3,949,786
Wireless 0.1%
Digicel International Finance Ltd.(b),(p),(r)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/27/2024	3.500%	2,754,333	2,638,651
SBA Senior Finance II LLC(b),(r)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.960%	718,925	707,962
Total			3,346,613
Wirelines 0.1%
Lumen Technologies, Inc.(b),(r)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.459%	245,000	238,339
Telenet Financing USD LLC(b),(r)
Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.191%	750,000	731,250
Zayo Group Holdings, Inc.(b),(r)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.209%	2,863,487	2,797,025
Total			3,766,614
Total Senior Loans (Cost $72,045,340)			71,018,637

Treasury Bills 2.7%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 2.7%
U.S. Treasury Bills
03/10/2022	0.050%	84,000,000	83,998,925
03/31/2022	0.100%	30,000,000	29,997,531
04/07/2022	0.120%	10,000,000	9,998,758
04/21/2022	0.190%	5,000,000	4,998,677
04/28/2022	0.190%	63,000,000	62,980,817
05/19/2022	0.300%	10,000,000	9,993,389
07/21/2022	0.540%	64,140,000	64,005,339
Treasury Bills (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
U.S. Treasury Bills(s)
04/14/2022	0.210%	20,000,000	19,994,847
Total			285,968,283
Total Treasury Bills (Cost $286,008,068)			285,968,283

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(h)
STRIPS
05/15/2030	0.000%	520,000	438,500
Residual Funding Corp.(h)
STRIPS
01/15/2030	0.000%	7,351,000	6,242,924
04/15/2030	0.000%	425,000	357,991
Resolution Funding Corp.(h)
STRIPS
04/15/2030	0.000%	3,000,000	2,496,370
Tennessee Valley Authority Principal STRIP(h)
09/15/2024	0.000%	445,000	422,123
Total U.S. Government & Agency Obligations (Cost $9,206,527)			9,957,908

U.S. Treasury Obligations 15.7%

U.S. Treasury
11/30/2023	0.500%	8,420,800	8,288,238
12/31/2023	0.750%	109,655,000	108,297,163
02/29/2024	1.500%	138,090,000	138,219,459
02/15/2025	1.500%	28,650,000	28,538,086
05/15/2025	2.125%	6,270,000	6,357,192
11/30/2026	1.250%	7,654,600	7,484,166
12/31/2026	1.250%	153,790,000	150,281,666
01/31/2027	1.500%	92,903,800	91,844,116
02/28/2027	1.875%	98,575,000	99,268,106
03/31/2028	1.250%	36,275,000	35,132,905
02/28/2029	1.875%	8,587,000	8,620,543
08/15/2030	0.625%	21,895,000	19,852,607
11/15/2030	0.875%	15,885,000	14,681,215
11/15/2031	1.375%	5,910,000	5,668,059
05/15/2039	4.250%	24,695,000	32,450,773
05/15/2040	4.375%	32,730,000	43,715,006
11/15/2040	1.375%	31,900,000	27,588,516
08/15/2041	1.750%	81,020,000	74,348,509
11/15/2041	2.000%	151,429,000	145,064,250
02/15/2042	2.250%	48,581,500	49,636,629
11/15/2042	2.750%	27,195,000	29,251,622
05/15/2043	2.875%	335,000	367,034
08/15/2043	3.625%	7,130,000	8,736,478
11/15/2048	3.375%	4,650,000	5,741,297
08/15/2049	2.250%	7,360,000	7,416,350
05/15/2050	1.250%	40,235,000	32,112,559

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	79

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2050	1.625%	31,720,000	27,789,694
02/15/2052	2.250%	20,635,000	21,028,355
U.S. Treasury(p)
02/15/2032	1.875%	63,978,200	64,248,108
11/15/2051	1.875%	106,076,800	99,016,063
U.S. Treasury(s)
05/15/2041	2.250%	111,177,000	110,899,058
05/15/2045	3.000%	10,035,000	11,275,263
U.S. Treasury(h)
STRIPS
11/15/2038	0.000%	2,860,000	1,973,623
02/15/2039	0.000%	1,610,000	1,094,108
05/15/2039	0.000%	9,580,000	6,501,677
02/15/2040	0.000%	5,735,000	3,775,019
11/15/2040	0.000%	4,170,000	2,669,777
08/15/2041	0.000%	335,000	209,454
11/15/2041	0.000%	3,500,000	2,173,418
05/15/2042	0.000%	400,000	244,766
08/15/2042	0.000%	5,510,000	3,345,603
11/15/2043	0.000%	9,279,000	5,457,574
11/15/2043	0.000%	7,025,000	4,223,232
02/15/2044	0.000%	5,980,000	3,488,956
08/15/2044	0.000%	1,255,000	725,498
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	0.000%	8,770,000	5,105,784
02/15/2045	0.000%	935,000	534,265
U.S. Treasury(h),(s)
STRIPS
05/15/2043	0.000%	18,965,000	11,290,102
U.S. Treasury Note
01/31/2024	0.875%	104,822,000	103,700,078
Total U.S. Treasury Obligations (Cost $1,700,067,285)			1,669,732,019

Money Market Funds 8.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(t),(u)	875,376,982	875,114,369
Total Money Market Funds (Cost $875,152,241)		875,114,369
Total Investments in Securities (Cost: $11,985,742,446)		11,799,614,611
Other Assets & Liabilities, Net		(1,159,601,374)
Net Assets		10,640,013,237

At February 28, 2022, securities and/or cash totaling $44,401,148 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	701	06/2022	USD	109,837,938	1,684,525	—
U.S. Treasury 10-Year Note	1,189	06/2022	USD	151,523,188	1,346,348	—
U.S. Treasury 10-Year Note	246	06/2022	USD	31,349,625	289,659	—
U.S. Treasury 2-Year Note	426	06/2022	USD	91,686,515	226,239	—
U.S. Treasury 2-Year Note	12	06/2022	USD	2,582,719	8,792	—
U.S. Treasury 5-Year Note	4,028	06/2022	USD	476,436,875	3,157,516	—
U.S. Treasury 5-Year Note	1,481	06/2022	USD	175,174,531	436,679	—
U.S. Treasury Ultra 10-Year Note	300	06/2022	USD	42,398,438	521,281	—
U.S. Treasury Ultra 10-Year Note	143	06/2022	USD	20,209,922	264,533	—
U.S. Ultra Treasury Bond	832	06/2022	USD	154,700,000	2,334,421	—
U.S. Ultra Treasury Bond	474	06/2022	USD	88,134,375	1,017,660	—
U.S. Ultra Treasury Bond	242	06/2022	USD	44,996,875	655,735	—
Total					11,943,388	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(105)	06/2022	USD	(16,452,188)	—	(217,797)
U.S. Treasury 10-Year Note	(62)	06/2022	USD	(7,901,125)	—	(75,381)
U.S. Treasury 2-Year Note	(3,331)	06/2022	USD	(716,919,678)	—	(2,286,120)
U.S. Treasury 5-Year Note	(358)	06/2022	USD	(42,344,688)	—	(303,673)
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(14)	06/2022	USD	(1,978,594)	—	(21,137)
U.S. Treasury Ultra 10-Year Note	(485)	06/2022	USD	(68,544,141)	—	(874,262)
Total					—	(3,778,370)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.390%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	09/28/2025	USD	223,000,000	(2,790,597)	—	—	—	(2,790,597)
Fixed rate of 1.688%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	12/07/2025	USD	89,100,000	(561,677)	—	—	—	(561,677)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Citi	09/28/2053	USD	19,000,000	562,048	—	—	562,048	—
3-Month USD LIBOR	Fixed rate of 1.743%	Receives Quarterly, Pays SemiAnnually	Citi	12/07/2053	USD	7,450,000	430,083	—	—	430,083	—
Total							(2,360,143)	—	—	992,131	(3,352,274)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.635	USD	16,956,237	187,898	—	—	187,898	—
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.635	USD	28,000,000	(114,117)	—	—	—	(114,117)
Total								73,781	—	—	187,898	(114,117)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	0.504%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $3,397,591,854, which represents 31.93% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(h)	Zero coupon bond.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $76,710,154, which represents 0.72% of total net assets.
(j)	Non-income producing investment.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	81

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2022.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2022, the total value of these securities amounted to $3,065,929, which represents 0.03% of total net assets.
(p)	Represents a security purchased on a forward commitment basis.
(q)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(r)	The stated interest rate represents the weighted average interest rate at February 28, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(s)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(t)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(u)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	949,725,033	3,397,374,286	(3,471,947,078)	(37,872)	875,114,369	(142,571)	392,370	875,376,982
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,371,918,867	—	1,371,918,867
Commercial Mortgage-Backed Securities - Agency	—	80,912,926	983,441	81,896,367
Commercial Mortgage-Backed Securities - Non-Agency	—	677,925,316	8,500,000	686,425,316
Common Stocks
Consumer Staples	—	3,022,751	9	3,022,760
Energy	1	—	230	231
Total Common Stocks	1	3,022,751	239	3,022,991
Convertible Bonds	—	7,153,336	—	7,153,336
Corporate Bonds & Notes	—	3,816,097,213	9,200,000	3,825,297,213
Foreign Government Obligations	—	259,857,529	—	259,857,529
Inflation-Indexed Bonds	—	15,490,084	—	15,490,084
Municipal Bonds	—	44,174,184	—	44,174,184
Residential Mortgage-Backed Securities - Agency	—	2,057,378,493	—	2,057,378,493
Residential Mortgage-Backed Securities - Non-Agency	—	441,907,983	93,297,748	535,205,731
Rights
Materials	—	—	3,284	3,284
Total Rights	—	—	3,284	3,284
Senior Loans	—	70,714,417	304,220	71,018,637
Treasury Bills	285,968,283	—	—	285,968,283
U.S. Government & Agency Obligations	—	9,957,908	—	9,957,908
U.S. Treasury Obligations	1,616,919,163	52,812,856	—	1,669,732,019
Money Market Funds	875,114,369	—	—	875,114,369
Total Investments in Securities	2,778,001,816	8,909,323,863	112,288,932	11,799,614,611
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	83

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Futures Contracts	11,943,388	—	—	11,943,388
Swap Contracts	—	1,180,029	—	1,180,029
Liability
Futures Contracts	(3,778,370)	—	—	(3,778,370)
Swap Contracts	—	(3,466,391)	—	(3,466,391)
Total	2,786,166,834	8,907,037,501	112,288,932	11,805,493,267
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2022 ($)
Asset-Backed Securities — Non-Agency	1,551,938	—	—	—	—	—	—	(1,551,938)	—
Commercial Mortgage-Backed Securities — Agency	—	(818)	—	(1,872)	986,131	—	—	—	983,441
Commercial Mortgage-Backed Securities — Non-Agency	8,500,000	—	—	—	—	—	—	—	8,500,000
Common Stocks	648	—	—	(409)	—	—	—	—	239
Corporate Bonds & Notes	9,200,000	—	—	—	—	—	—	—	9,200,000
Residential Mortgage-Backed Securities — Non-Agency	58,200,000	5,698	4,663	(204,780)	51,900,000	(18,756,841)	2,149,008	—	93,297,748
Rights	—	—	—	3,284	—	—	—	—	3,284
Senior Loans	—	—	—	(6,219)	—	—	310,439	—	304,220
Total	77,452,586	4,880	4,663	(209,996)	52,886,131	(18,756,841)	2,459,447	(1,551,938)	112,288,932
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2022 was $(204,298), which is comprised of Commercial Mortgage-Backed Securities — Agency of $(1,872), Common Stocks of $(409), Residential Mortgage-Backed Securities — Non-Agency of $(199,082), Rights of $3,284 and Senior Loans of $(6,219).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, senior loans, rights, commercial mortgage backed securities, residential mortgage backed securities and corporate bonds are classified as Level 3 securities. To determine fair value for these securities, management considered estimates of future distributions and/or utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) valuation measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $11,110,590,205)	$10,924,500,242
Affiliated issuers (cost $875,152,241)	875,114,369
Cash	497,319
Foreign currency (cost $594,796)	591,348
Cash collateral held at broker for:
TBA	10,879,492
Margin deposits on:
Futures contracts	10,247,823
Swap contracts	6,993,742
Receivable for:
Investments sold	75,683,383
Investments sold on a delayed delivery basis	775,797,718
Capital shares sold	34,852,465
Dividends	102,166
Interest	51,463,500
Foreign tax reclaims	212,539
Variation margin for futures contracts	14,897,189
Variation margin for swap contracts	1,057,663
Expense reimbursement due from Investment Manager	5,215
Prepaid expenses	84,810
Trustees’ deferred compensation plan	523,207
Other assets	89,548
Total assets	12,783,593,738
Liabilities
Payable for:
Investments purchased	61,758,693
Investments purchased on a delayed delivery basis	2,042,854,150
Capital shares purchased	16,053,640
Distributions to shareholders	16,595,950
Variation margin for futures contracts	4,150,317
Variation margin for swap contracts	817,635
Management services fees	385,444
Transfer agent fees	265,393
Compensation of board members	65,388
Compensation of chief compliance officer	447
Other expenses	110,237
Trustees’ deferred compensation plan	523,207
Total liabilities	2,143,580,501
Net assets applicable to outstanding capital stock	$10,640,013,237
Represented by
Paid in capital	11,005,884,015
Total distributable earnings (loss)	(365,870,778)
Total - representing net assets applicable to outstanding capital stock	$10,640,013,237
Institutional Class
Net assets	$10,640,003,566
Shares outstanding	1,077,499,101
Net asset value per share	$9.87
Institutional 3 Class
Net assets	$9,671
Shares outstanding	978
Net asset value per share	$9.89
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	85

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,133
Dividends — affiliated issuers	392,370
Interest	123,484,878
Foreign taxes withheld	(53,977)
Total income	123,829,404
Expenses:
Management services fees	24,042,711
Transfer agent fees
Institutional Class	2,155,201
Institutional 3 Class	1
Compensation of board members	68,440
Custodian fees	80,267
Printing and postage fees	118,160
Registration fees	165,212
Audit fees	24,547
Legal fees	55,720
Interest on collateral	4,007
Compensation of chief compliance officer	1,347
Other	70,857
Total expenses	26,786,470
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(225,506)
Total net expenses	26,560,964
Net investment income	97,268,440
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(92,564,544)
Investments — affiliated issuers	(142,571)
Foreign currency translations	36,101
Forward foreign currency exchange contracts	31,328
Futures contracts	(52,488,819)
Swap contracts	(55,834)
Net realized loss	(145,184,339)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(445,422,633)
Investments — affiliated issuers	(37,872)
Foreign currency translations	(2,964)
Futures contracts	7,306,647
Swap contracts	(2,286,362)
Net change in unrealized appreciation (depreciation)	(440,443,184)
Net realized and unrealized loss	(585,627,523)
Net decrease in net assets resulting from operations	$(488,359,083)
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment income	$97,268,440	$189,112,588
Net realized gain (loss)	(145,184,339)	35,466,129
Net change in unrealized appreciation (depreciation)	(440,443,184)	(78,637,310)
Net increase (decrease) in net assets resulting from operations	(488,359,083)	145,941,407
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(139,528,083)	(410,564,172)
Institutional 3 Class	(128)	(434)
Total distributions to shareholders	(139,528,211)	(410,564,606)
Increase in net assets from capital stock activity	404,532,450	1,723,782,304
Total increase (decrease) in net assets	(223,354,844)	1,459,159,105
Net assets at beginning of period	10,863,368,081	9,404,208,976
Net assets at end of period	$10,640,013,237	$10,863,368,081

	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Subscriptions	115,509,893	1,182,297,194	306,366,880	3,205,953,706
Distributions reinvested	13,645,219	139,528,082	39,061,667	410,564,171
Redemptions	(90,537,191)	(917,292,826)	(180,717,454)	(1,892,735,573)
Net increase	38,617,921	404,532,450	164,711,093	1,723,782,304
Total net increase	38,617,921	404,532,450	164,711,093	1,723,782,304
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$10.46	0.09	(0.55)	(0.46)	(0.09)	(0.04)	(0.13)
Year Ended 8/31/2021	$10.76	0.19	(0.05)	0.14	(0.20)	(0.24)	(0.44)
Year Ended 8/31/2020	$10.38	0.27	0.42	0.69	(0.28)	(0.03)	(0.31)
Year Ended 8/31/2019	$9.80	0.30	0.59	0.89	(0.31)	—	(0.31)
Year Ended 8/31/2018	$10.17	0.26	(0.38)	(0.12)	(0.25)	(0.00)(c)	(0.25)
Year Ended 8/31/2017(g)	$9.91	0.16	0.26(h)	0.42	(0.16)	—	(0.16)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$10.47	0.09	(0.54)	(0.45)	(0.09)	(0.04)	(0.13)
Year Ended 8/31/2021	$10.77	0.20	(0.06)	0.14	(0.20)	(0.24)	(0.44)
Year Ended 8/31/2020(i)	$10.23	0.19	0.53	0.72	(0.18)	—	(0.18)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$9.87	(4.43%)	0.49%(d),(e)	0.49%(d),(e)	1.79%(d)	148%	$10,640,004
Year Ended 8/31/2021	$10.46	1.36%	0.50%(e)	0.49%(e)	1.86%	232%	$10,863,358
Year Ended 8/31/2020	$10.76	6.77%	0.51%	0.49%	2.59%	184%	$9,404,198
Year Ended 8/31/2019	$10.38	9.33%	0.52%(f)	0.52%(f)	3.05%	219%	$8,398,508
Year Ended 8/31/2018	$9.80	(1.16%)	0.52%	0.52%	2.66%	228%	$7,969,883
Year Ended 8/31/2017(g)	$10.17	4.28%	0.54%(d)	0.53%(d)	2.48%(d)	345%	$7,549,220
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$9.89	(4.32%)	0.46%(d),(e)	0.45%(d),(e)	1.83%(d)	148%	$10
Year Ended 8/31/2021	$10.47	1.37%	0.47%(e)	0.45%(e)	1.89%	232%	$10
Year Ended 8/31/2020(i)	$10.77	7.11%	0.48%(d)	0.46%(d)	2.53%(d)	184%	$11
The accompanying Notes to Financial Statements are an integral part of this statement.
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Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Multi-Manager Total Return Bond Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange
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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	91

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to hedge against market volatility. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
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Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	187,898*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	11,943,388*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	992,131*
Total		13,123,417

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	114,117*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,778,370*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,352,274*
Total		7,244,761

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	95

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(54,247)	(54,247)
Equity risk	—	151,388	—	151,388
Foreign exchange risk	31,328	—	—	31,328
Interest rate risk	—	(52,640,207)	(1,587)	(52,641,794)
Total	31,328	(52,488,819)	(55,834)	(52,513,325)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	73,781	73,781
Interest rate risk	7,306,647	(2,360,143)	4,946,504
Total	7,306,647	(2,286,362)	5,020,285
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,578,569,819
Futures contracts — short	1,033,446,761
Credit default swap contracts — sell protection	36,528,119

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	—**	(2)**
Interest rate swap contracts	496,066*	(2,488,170)*

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2022.
**	Based on the ending daily outstanding amounts for the six months ended February 28, 2022.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
96	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	97

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2022:
	Citi ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (a)	1,057,663	-	1,057,663
Liabilities
Centrally cleared credit default swap contracts (a)	-	78,019	78,019
Centrally cleared interest rate swap contracts (a)	739,616	-	739,616
Total liabilities	739,616	78,019	817,635
Total financial and derivative net assets	318,047	(78,019)	240,028
Total collateral received (pledged) (b)	-	(78,019)	(78,019)
Net amount (c)	318,047	-	318,047

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
98	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	99

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.44% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Loomis, Sayles & Company, L.P., PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income), TCW Investment Management Company LLC and Voya Investment Management Co. LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
100	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class. In addition, prior to January 1, 2022, Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.01% of the average daily net assets attributable to that share class.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.04
Institutional 3 Class	0.01
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2022 through December 31, 2022	Prior to January 1, 2022
Institutional Class	0.49	0.49
Institutional 3 Class	0.47	0.46
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to January 1,
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	101

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.01% for Institutional 3 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
11,985,742,000	117,539,000	(297,788,000)	(180,249,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2021 as arising on September 1, 2021.
Late year ordinary losses ($)	Post-October capital losses ($)
—	6,962,825
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $14,424,212,755 and $13,881,526,239, respectively, for the six months ended February 28, 2022, of which $11,645,789,648 and $11,631,033,627, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
102	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	103

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such
104	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 28, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. There were no items requiring adjustment of the financial statements and, other than as noted below, no items requiring additional disclosure.
On February 24, 2022, Russia began a large-scale invasion of Ukraine, and economic sanctions against Russia swiftly followed. Following regulatory concerns regarding these economic sanctions, a number of market exchanges halted trading in the stocks of Russia-based companies listed on their exchange. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund. Since the invasion, the value and liquidity of securities with exposure in Russia, Ukraine and Belarus have experienced significant declines.  At February 28, 2022, securities with exposure in these countries represented 0.1% of the Fund’s net assets.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022	105

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
106	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Total Return Bond Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR101_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Multi-Manager Small Cap Equity Strategies Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Small Cap Equity Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Small Cap Equity Strategies Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Columbia Management Investment Advisers, LLC
Jarl Ginsberg, CFA, CAIA
Jason Hans, CFA
Thomas Lettenberger, CFA
Ernesto Ramos, Ph.D.
Christian Stadlinger, Ph.D., CFA
Conestoga Capital Advisors, LLC
Robert Mitchell
Joseph Monahan, CFA
Hotchkis and Wiley Capital Management, LLC
Judd Peters, CFA
Ryan Thomes, CFA
J.P. Morgan Investment Management Inc.
Eytan Shapiro, CFA
Felise Agranoff, CFA
Matthew Cohen
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Institutional Class*	01/03/17	-5.41	0.14	10.70	11.68
Institutional 3 Class*	12/18/19	-5.37	0.30	10.76	11.71
Russell 2000 Index		-9.46	-6.01	9.50	11.42
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of a class include the returns of the Fund’s Class A shares for the period from April 20, 2012 (the inception date of the Fund) through January 2, 2017, and for Institutional 3 Class shares, include the returns of the Fund’s Institutional Class shares for the period from January 3, 2017 through the inception date of the class. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2022)
Common Stocks	97.6
Money Market Funds	2.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2022)
Communication Services	1.4
Consumer Discretionary	10.6
Consumer Staples	2.5
Energy	5.4
Financials	18.5
Health Care	13.1
Industrials	22.7
Information Technology	14.5
Materials	4.2
Real Estate	4.6
Utilities	2.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	945.90	1,019.89	4.78	4.96	0.99
Institutional 3 Class	1,000.00	1,000.00	946.30	1,020.78	3.91	4.06	0.81
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 1.4%
Diversified Telecommunication Services 0.1%
EchoStar Corp., Class A(a)	67,530	1,643,680
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Class A(a)	62,500	1,178,750
Interactive Media & Services 0.5%
Bumble, Inc., Class A(a)	64,899	1,663,361
Cars.com, Inc.(a)	101,165	1,636,850
Eventbrite, Inc., Class A(a)	120,278	1,817,401
MediaAlpha, Inc.(a)	43,107	619,017
Yelp, Inc.(a)	35,459	1,201,705
Total		6,938,334
Media 0.7%
Cardlytics, Inc.(a)	28,607	1,659,206
Emerald Holding, Inc.(a)	194,600	696,668
Entravision Communications Corp., Class A	73,100	467,840
Gray Television, Inc.	73,539	1,723,019
Nexstar Media Group, Inc., Class A	26,100	4,829,805
Stagwell, Inc.(a)	78,800	597,304
TEGNA, Inc.	16,600	380,472
Total		10,354,314
Total Communication Services		20,115,078
Consumer Discretionary 10.3%
Auto Components 1.5%
Adient PLC(a)	27,000	1,208,250
American Axle & Manufacturing Holdings, Inc.(a)	147,010	1,361,313
Dana, Inc.	94,400	1,757,728
Fox Factory Holding Corp.(a)	102,452	12,091,385
Goodyear Tire & Rubber Co. (The)(a)	187,183	2,899,465
Modine Manufacturing Co.(a)	70,922	716,312
Tenneco, Inc.(a)	84,669	1,632,418
Total		21,666,871
Automobiles 0.1%
Winnebago Industries, Inc.	30,189	1,934,209
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions, Inc.(a)	14,650	1,913,876
Graham Holdings Co., Class B	3,056	1,837,053
H&R Block, Inc.	52,200	1,295,082
Total		5,046,011
Hotels, Restaurants & Leisure 2.2%
Boyd Gaming Corp.(a)	48,337	3,429,027
Brinker International, Inc.(a)	23,400	995,436
Dine Brands Global, Inc.	3,500	293,440
El Pollo Loco Holdings, Inc.(a)	50,200	666,154
F45 Training Holdings, Inc.(a)	221,600	3,408,208
International Game Technology PLC	111,700	3,420,254
Jack in the Box, Inc.	10,100	871,327
Life Time Group Holdings, Inc.(a)	147,370	2,291,604
Marriott Vacations Worldwide Corp.	20,863	3,352,058
Planet Fitness, Inc., Class A(a)	52,170	4,415,147
Potbelly Corp.(a)	48,200	274,258
Red Rock Resorts, Inc., Class A	29,200	1,468,176
Six Flags Entertainment Corp.(a)	69,402	3,030,091
Texas Roadhouse, Inc.	42,813	4,063,382
Travel + Leisure Co.	15,200	851,960
Total		32,830,522
Household Durables 1.9%
Bassett Furniture Industries, Inc.	15,100	265,005
Century Communities, Inc.	48,825	3,111,129
Ethan Allen Interiors, Inc.	47,400	1,235,244
Green Brick Partners, Inc.(a)	10,500	243,495
Helen of Troy Ltd.(a)	20,943	4,307,347
Hooker Furnishings Corp.	33,300	699,300
KB Home	54,400	2,100,384
La-Z-Boy, Inc.	42,300	1,234,314
LGI Homes, Inc.(a)	5,700	718,941
M/I Homes, Inc.(a)	43,846	2,161,169
Meritage Homes Corp.(a)	26,542	2,616,511
Sonos, Inc.(a)	106,610	2,920,048
Taylor Morrison Home Corp., Class A(a)	38,900	1,147,550
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tri Pointe Homes, Inc.(a)	180,187	4,030,783
Tupperware Brands Corp.(a)	39,200	714,616
Total		27,505,836
Internet & Direct Marketing Retail 0.5%
Global-e Online Ltd.(a)	33,638	1,316,591
PetMed Express, Inc.	21,500	579,425
RealReal, Inc. (The)(a)	45,122	402,037
Shutterstock, Inc.	39,550	3,580,462
Xometry, Inc., Class A(a)	38,486	1,882,350
Total		7,760,865
Leisure Products 0.1%
Johnson Outdoors, Inc., Class A	22,013	1,815,412
Vista Outdoor, Inc.(a)	7,100	258,795
Total		2,074,207
Multiline Retail 0.3%
Franchise Group, Inc.	11,900	501,585
Macy’s, Inc.	143,700	3,724,704
Total		4,226,289
Specialty Retail 2.7%
Aaron’s Co., Inc. (The)	61,600	1,292,984
Abercrombie & Fitch Co., Class A(a)	34,250	1,304,240
American Eagle Outfitters, Inc.	31,900	672,452
Asbury Automotive Group, Inc.(a)	6,700	1,300,537
Big 5 Sporting Goods Corp.	38,900	644,184
Cato Corp. (The), Class A	55,900	983,840
Children’s Place, Inc. (The)(a)	13,500	849,960
Designer Brands, Inc.(a)	19,500	254,475
Floor & Decor Holdings, Inc.(a)	17,835	1,705,383
Foot Locker, Inc.	22,700	717,774
Genesco, Inc.(a)	73,134	4,691,546
Group 1 Automotive, Inc.	6,700	1,218,931
Haverty Furniture Companies, Inc.	47,800	1,357,998
Hibbett, Inc.	39,025	1,759,247
Kirkland’s, Inc.(a)	69,100	956,344
Lithia Motors, Inc., Class A	8,365	2,850,959
LL Flooring Holdings, Inc.(a)	16,000	256,960
MarineMax, Inc.(a)	39,632	1,813,560
National Vision Holdings, Inc.(a)	94,578	3,468,175
Common Stocks (continued)
Issuer	Shares	Value ($)
ODP Corp. (The)(a)	26,730	1,176,120
OneWater Marine, Inc., Class A	22,500	1,143,225
Petco Health & Wellness Co., Inc.(a)	360,855	6,322,180
Rent-A-Center, Inc.	21,400	607,974
Sleep Number Corp.(a)	3,600	236,520
Sonic Automotive, Inc., Class A	22,500	1,208,475
Tilly’s, Inc.	20,200	256,540
Urban Outfitters, Inc.(a)	24,400	671,244
Zumiez, Inc.(a)	10,800	480,492
Total		40,202,319
Textiles, Apparel & Luxury Goods 0.6%
Fossil Group, Inc.(a)	27,000	365,040
G-III Apparel Group Ltd.(a)	29,900	829,426
Lakeland Industries, Inc.(a)	35,900	685,331
Movado Group, Inc.	52,877	2,084,411
Oxford Industries, Inc.	17,553	1,551,510
Rocky Brands, Inc.	37,700	1,452,958
Vera Bradley, Inc.(a)	154,900	1,171,044
Total		8,139,720
Total Consumer Discretionary		151,386,849
Consumer Staples 2.5%
Food & Staples Retailing 1.4%
BJ’s Wholesale Club Holdings, Inc.(a)	55,100	3,464,137
Grocery Outlet Holding Corp.(a)	69,476	1,932,128
Natural Grocers by Vitamin Cottage, Inc.	33,000	560,010
Performance Food Group, Inc.(a)	144,257	8,084,162
The Chefs’ Warehouse(a)	60,500	1,987,425
United Natural Foods, Inc.(a)	96,300	3,874,149
Total		19,902,011
Food Products 0.3%
B&G Foods, Inc.	23,400	692,640
Freshpet, Inc.(a)	27,993	2,665,773
Hostess Brands, Inc.(a)	76,143	1,640,120
Total		4,998,533

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.5%
Central Garden & Pet Co.(a)	28,100	1,330,254
Central Garden & Pet Co., Class A(a)	42,260	1,861,130
Energizer Holdings, Inc.	36,600	1,222,074
WD-40 Co.	16,150	3,422,024
Total		7,835,482
Personal Products 0.3%
BellRing Brands, Inc., Class A(a)	56,900	1,454,933
Medifast, Inc.	3,600	669,600
Nu Skin Enterprises, Inc., Class A	12,000	556,680
Usana Health Sciences, Inc.(a)	10,800	950,508
Total		3,631,721
Total Consumer Staples		36,367,747
Energy 5.3%
Energy Equipment & Services 1.4%
Cactus, Inc., Class A	21,100	1,068,926
ChampionX Corp.(a)	102,741	2,199,685
Core Laboratories NV	22,800	628,368
Dril-Quip, Inc.(a)	52,500	1,514,100
Expro Group Holdings NV(a)	84,749	1,363,612
Helix Energy Solutions Group, Inc.(a)	233,100	944,055
Liberty Oilfield Services, Inc., Class A(a)	80,700	1,007,136
Matrix Service Co.(a)	83,900	582,266
National Energy Services Reunited Corp.(a)	129,900	1,157,409
Newpark Resources, Inc.(a)	250,100	942,877
NexTier Oilfield Solutions, Inc.(a)	177,617	1,413,831
Oceaneering International, Inc.(a)	88,031	1,288,774
Oil States International, Inc.(a)	58,400	305,432
ProPetro Holding Corp.(a)	204,881	2,616,330
Select Energy Services, Inc., Class A(a)	118,200	978,696
Solaris Oilfield Infrastructure, Inc., Class A	178,513	1,856,535
TechnipFMC PLC(a)	48,000	328,800
Total		20,196,832
Oil, Gas & Consumable Fuels 3.9%
Amplify Energy Corp.(a)	20,500	99,425
Antero Resources Corp.(a)	140,000	3,210,200
Berry Corp.	143,300	1,433,000
California Resources Corp.	23,800	981,274
Common Stocks (continued)
Issuer	Shares	Value ($)
Centennial Resource Development, Inc., Class A(a)	102,700	901,706
Chesapeake Energy Corp.	30,800	2,379,300
Civitas Resources, Inc.	40,585	2,048,325
Comstock Resources, Inc.(a)	139,143	1,154,887
CVR Energy, Inc.	14,400	250,416
Equitrans Midstream Corp.	296,930	1,903,321
HollyFrontier Corp.(a)	13,900	423,255
Kosmos Energy Ltd.(a)	290,200	1,410,372
Laredo Petroleum, Inc.(a)	8,100	620,136
Matador Resources Co.	96,208	4,771,917
Murphy Oil Corp.	39,700	1,376,399
Northern Oil and Gas, Inc.	41,500	1,040,820
Oasis Petroleum, Inc.	9,400	1,245,594
Ovintiv, Inc.	151,100	6,927,935
Par Pacific Holdings, Inc.(a)	64,500	877,200
PDC Energy, Inc.	104,877	6,766,664
Range Resources Corp.(a)	61,100	1,402,245
Ranger Oil Corp.(a)	105,254	3,553,375
REX American Resources Corp.(a)	9,700	916,262
SM Energy Co.	149,311	5,302,034
Talos Energy, Inc.(a)	70,200	1,102,842
Vertex Energy, Inc.(a)	65,100	432,915
Whiting Petroleum Corp.	39,900	2,946,615
World Fuel Services Corp.	71,895	2,037,504
Total		57,515,938
Total Energy		77,712,770
Financials 18.0%
Banks 10.6%
1st Source Corp.	35,046	1,692,371
Amalgamated Financial Corp.	28,500	489,345
Ameris Bancorp	101,580	5,028,210
Associated Banc-Corp.	49,108	1,197,744
Atlantic Union Bankshares Corp.	100,400	4,079,252
Bancorp, Inc. (The)(a)	212,687	6,231,729
Bank of Marin Bancorp	11,800	416,776
BankUnited, Inc.	27,800	1,228,760
Banner Corp.	45,812	2,822,477
BCB Bancorp, Inc.	16,800	306,096
Berkshire Hills Bancorp, Inc.	40,700	1,265,770

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Brookline Bancorp, Inc.	27,100	464,494
Cadence Bank	58,918	1,862,987
Camden National Corp.	12,200	580,110
Carter Bankshares, Inc.(a)	16,700	278,222
Cathay General Bancorp	165,912	7,802,841
Central Pacific Financial Corp.	84,540	2,467,723
Central Valley Community Bancorp	24,600	567,522
Civista Bancshares, Inc.	12,500	304,875
CNB Financial Corp.	16,200	423,630
Columbia Banking System, Inc.	25,300	926,739
Community Bank System, Inc.	46,900	3,420,886
Community Financial Corp. (The)	6,900	278,139
Community Trust Bancorp, Inc.	24,955	1,055,097
ConnectOne Bancorp, Inc.	33,069	1,091,277
CrossFirst Bankshares, Inc.(a)	17,900	281,567
CVB Financial Corp.	40,100	945,558
Eagle Bancorp, Inc.	21,600	1,294,272
Enterprise Financial Services Corp.	5,700	281,808
FB Financial Corp.	19,568	869,602
Financial Institutions, Inc.	30,148	962,927
First BanCorp	63,700	899,444
First BanCorp	21,512	965,459
First Busey Corp.	42,700	1,172,115
First Business Financial Services, Inc.	9,400	309,730
First Commonwealth Financial Corp.	141,942	2,292,363
First Financial Bancorp	23,800	585,004
First Financial Bankshares, Inc.	85,365	4,090,691
First Financial Corp.	19,200	892,992
First Hawaiian, Inc.	32,100	933,147
First Internet Bancorp	12,900	630,552
First Interstate Bancsystem, Inc.	21,729	882,197
First Mid Bancshares, Inc.	10,000	400,700
First of Long Island Corp. (The)	25,800	561,666
Flushing Financial Corp.	54,900	1,289,601
FNB Corp.	92,300	1,239,589
Fulton Financial Corp.	54,454	981,261
Great Southern Bancorp, Inc.	12,200	749,324
Hancock Whitney Corp.	128,879	7,175,983
Hanmi Financial Corp.	49,900	1,303,388
Common Stocks (continued)
Issuer	Shares	Value ($)
Heartland Financial U.S.A., Inc.	36,216	1,797,038
Heritage Financial Corp.	23,200	608,304
Hilltop Holdings, Inc.	95,710	2,959,353
HomeStreet, Inc.	47,297	2,433,904
Hope Bancorp, Inc.	74,700	1,266,912
Horizon Bancorp, Inc.	42,600	855,408
Independent Bank Corp.	38,900	3,345,789
Independent Bank Corp.	75,657	1,800,637
Independent Bank Group, Inc.	46,400	3,579,760
International Bancshares Corp.	23,100	993,531
Investar Holding Corp.	11,700	238,095
Investors Bancorp, Inc.	50,000	837,000
Lakeland Bancorp, Inc.	53,400	963,336
Level One Bancorp, Inc.	7,300	300,760
Macatawa Bank Corp.	32,700	300,186
Mercantile Bank Corp.	18,000	663,660
Midland States Bancorp, Inc.	29,100	854,376
MidWestOne Financial Group, Inc.	16,500	498,135
National Bankshares, Inc.	8,200	304,794
Nicolet Bankshares, Inc.(a)	13,800	1,314,588
Northeast Bank	9,900	360,558
Northrim BanCorp, Inc.	8,200	367,278
OceanFirst Financial Corp.	124,761	2,792,151
Old National Bancorp	31,470	575,272
Orrstown Financial Services, Inc.	11,300	275,946
Pacific Premier Bancorp, Inc.	72,200	2,794,862
PacWest Bancorp	15,600	770,952
PCB Bancorp	26,600	625,898
Peapack-Gladstone Financial Corp.	33,248	1,254,115
Peoples Bancorp, Inc.	11,600	362,848
Pinnacle Financial Partners, Inc.	35,358	3,573,987
Popular, Inc.	49,700	4,564,945
Preferred Bank	10,700	839,736
Premier Financial Corp.	28,200	864,894
Primis Financial Corp.	32,500	464,750
QCR Holdings, Inc.	9,436	527,095
RBB Bancorp	17,200	414,864
Renasant Corp.	99,100	3,618,141
Republic Bancorp, Inc.	12,300	564,324

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
S&T Bancorp, Inc.	27,400	851,866
Sandy Spring Bancorp, Inc.	91,800	4,322,862
Sierra Bancorp	12,300	330,132
Simmons First National Corp., Class A	11,400	325,128
Texas Capital Bancshares, Inc.(a)	19,400	1,292,040
Towne Bank	21,000	654,780
Trico Bancshares	16,316	708,114
Triumph Bancorp, Inc.(a)	30,600	3,069,792
Trustmark Corp.	93,910	2,957,226
UMB Financial Corp.	43,400	4,420,724
Univest Corporation of Pennsylvania	29,149	844,738
Washington Trust Bancorp, Inc.	5,300	287,631
Webster Financial Corp.	12,900	776,709
WesBanco, Inc.	31,767	1,160,766
Wintrust Financial Corp.	34,831	3,460,808
Total		155,265,510
Capital Markets 2.1%
Artisan Partners Asset Management, Inc., Class A	17,300	659,303
Cowen, Inc., Class A	152,980	4,535,857
Diamond Hill Investment Group, Inc.	3,700	717,356
Evercore, Inc., Class A	26,374	3,349,762
Federated Hermes, Inc., Class B	29,200	953,964
Focus Financial Partners, Inc., Class A(a)	144,787	7,245,141
Greenhill & Co., Inc.	39,634	700,729
Houlihan Lokey, Inc., Class A	36,600	3,764,676
Oppenheimer Holdings, Inc., Class A	15,300	660,807
Perella Weinberg Partners	60,200	661,598
Stifel Financial Corp.	68,168	5,010,348
StoneX Group, Inc.(a)	11,782	888,952
Victory Capital Holdings, Inc., Class A	29,600	981,832
Virtus Investment Partners, Inc.	2,000	481,240
Total		30,611,565
Consumer Finance 0.6%
Encore Capital Group, Inc.(a)	41,422	2,733,438
Navient Corp.	65,200	1,148,172
Nelnet, Inc., Class A	15,799	1,272,609
SLM Corp.	161,600	3,183,520
Total		8,337,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.7%
Ambac Financial Group, Inc.(a)	64,200	823,686
American Equity Investment Life Holding Co.	75,340	2,839,565
AMERISAFE, Inc.	60,783	2,862,879
Argo Group International Holdings Ltd.	61,800	2,606,106
Assured Guaranty Ltd.	21,700	1,344,749
Axis Capital Holdings Ltd.	18,800	1,026,856
Brighthouse Financial, Inc.(a)	8,200	428,532
CNO Financial Group, Inc.	49,463	1,195,521
Employers Holdings, Inc.	64,718	2,514,941
Enstar Group Ltd.(a)	4,900	1,396,647
Hanover Insurance Group, Inc. (The)	3,200	446,432
Horace Mann Educators Corp.	18,304	761,263
James River Group Holdings Ltd.	21,100	561,260
Kemper Corp.	13,800	737,472
National Western Life Group, Inc., Class A	4,000	853,400
ProAssurance Corp.	97,295	2,344,810
Safety Insurance Group, Inc.	8,900	742,616
SiriusPoint Ltd.(a)	151,100	1,116,629
Trean Insurance Group, Inc.(a)	34,100	242,110
White Mountains Insurance Group Ltd.	960	1,008,192
Total		25,853,666
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Arlington Asset Investment Corp., Class A(a)	111,000	355,200
Blackstone Mortgage Trust, Inc.	106,000	3,368,680
Granite Point Mortgage Trust, Inc.	31,800	356,796
Great Ajax Corp.	38,861	442,627
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,800	3,683,052
MFA Financial, Inc.	74,900	304,094
New York Mortgage Trust, Inc.	187,400	657,774
Starwood Property Trust, Inc.	81,900	1,952,496
TPG RE Finance Trust, Inc.	23,700	280,608
Total		11,401,327
Thrifts & Mortgage Finance 2.2%
Axos Financial, Inc.(a)	124,413	6,810,368
Blue Foundry Bancorp.(a)	46,700	648,663
Bridgewater Bancshares, Inc.(a)	19,000	319,770
Essent Group Ltd.	61,060	2,697,631

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Federal Agricultural Mortgage Corp.	7,900	977,230
FS Bancorp, Inc.	9,000	288,180
Home Bancorp, Inc.	7,300	286,233
Luther Burbank Corp.	36,600	473,604
MGIC Investment Corp.	231,300	3,511,134
NMI Holdings, Inc., Class A(a)	121,672	2,815,490
Northeast Community Bancorp, Inc.	25,700	317,909
Northfield Bancorp, Inc.	24,700	387,790
Provident Financial Services, Inc.	23,800	564,774
Radian Group, Inc.	169,900	4,060,610
Territorial Bancorp, Inc.	9,600	240,768
TrustCo Bank Corp.	38,870	1,328,188
Washington Federal, Inc.	82,728	2,943,462
Waterstone Financial, Inc.	34,600	676,084
William Penn Bancorp	21,300	266,250
WSFS Financial Corp.	72,000	3,659,760
Total		33,273,898
Total Financials		264,743,705
Health Care 12.7%
Biotechnology 4.6%
ACADIA Pharmaceuticals, Inc.(a)	72,756	1,848,730
ADC Therapeutics SA(a)	74,178	1,238,773
Alector, Inc.(a)	64,608	1,023,391
Alkermes PLC(a)	40,037	995,320
Allogene Therapeutics, Inc.(a)	49,733	455,057
Amicus Therapeutics, Inc.(a)	267,589	2,178,174
Anika Therapeutics, Inc.(a)	23,574	766,155
Apellis Pharmaceuticals, Inc.(a)	52,216	2,220,746
Arcutis Biotherapeutics, Inc.(a)	32,100	571,380
Arena Pharmaceuticals, Inc.(a)	25,700	2,440,729
Arrowhead Pharmaceuticals, Inc.(a)	57,726	2,539,944
Atara Biotherapeutics, Inc.(a)	191,883	2,465,697
Avid Bioservices, Inc.(a)	49,173	1,007,063
Biohaven Pharmaceutical Holding Co., Ltd.(a)	30,012	3,562,725
Blueprint Medicines Corp.(a)	40,048	2,424,906
BridgeBio Pharma, Inc.(a)	3,578	27,908
CareDx, Inc.(a)	56,625	2,173,267
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	249,075	2,936,594
Common Stocks (continued)
Issuer	Shares	Value ($)
Cytokinetics, Inc.(a)	24,400	861,808
Eagle Pharmaceuticals, Inc.(a)	25,743	1,219,961
Emergent BioSolutions, Inc.(a)	55,841	2,310,701
Fate Therapeutics, Inc.(a)	29,071	1,004,403
G1 Therapeutics, Inc.(a)	74,171	786,954
Halozyme Therapeutics, Inc.(a)	121,066	4,294,211
Heron Therapeutics, Inc.(a)	214,926	1,525,975
Iovance Biotherapeutics, Inc.(a)	48,700	763,129
Kronos Bio, Inc.(a)	87,924	662,068
Myriad Genetics, Inc.(a)	54,800	1,336,024
Natera, Inc.(a)	38,098	2,504,943
PMV Pharmaceuticals, Inc.(a)	59,002	934,592
REGENXBIO, Inc.(a)	75,060	1,967,323
Relay Therapeutics, Inc.(a)	72,182	1,740,308
Revolution Medicines, Inc.(a)	39,564	748,551
Rubius Therapeutics, Inc.(a)	91,139	454,784
Sage Therapeutics, Inc.(a)	29,332	1,066,805
Sana Biotechnology, Inc.(a)	42,011	271,391
Twist Bioscience Corp.(a)	41,442	2,318,265
Vanda Pharmaceuticals, Inc.(a)	153,820	1,747,395
Veracyte, Inc.(a)	33,668	935,970
Vericel Corp.(a)	163,084	6,720,692
Verve Therapeutics, Inc.(a)	30,913	1,009,309
Total		68,062,121
Health Care Equipment & Supplies 4.4%
Angiodynamics, Inc.(a)	58,194	1,369,305
Avanos Medical, Inc.(a)	35,606	1,260,096
CONMED Corp.	36,279	5,302,539
Figs, Inc., Class A(a)	42,689	701,380
Haemonetics Corp.(a)	22,558	1,301,822
Integer Holdings Corp.(a)	27,447	2,301,980
iRhythm Technologies, Inc.(a)	35,613	4,603,693
LeMaitre Vascular, Inc.	99,861	4,740,402
Merit Medical Systems, Inc.(a)	198,579	12,913,592
Mesa Laboratories, Inc.	31,225	7,972,679
Neogen Corp.(a)	202,804	7,240,103
Nevro Corp.(a)	25,863	1,854,377
NuVasive, Inc.(a)	61,621	3,334,929
Orthofix Medical, Inc.(a)	22,886	777,666

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Outset Medical, Inc.(a)	66,957	2,944,099
Shockwave Medical, Inc.(a)	27,017	4,788,223
Sight Sciences, Inc.(a)	41,556	723,490
Varex Imaging Corp.(a)	36,000	851,040
Total		64,981,415
Health Care Providers & Services 1.2%
Acadia Healthcare Co., Inc.(a)	52,934	3,001,887
Accolade, Inc.(a)	73,991	1,330,358
Amedisys, Inc.(a)	12,302	1,971,273
Cano Health, Inc.(a)	193,859	944,093
Hanger, Inc.(a)	62,200	1,127,064
National Research Corp., Class A	37,068	1,474,565
Option Care Health, Inc.(a)	61,832	1,589,083
Patterson Companies, Inc.	9,800	293,020
Tenet Healthcare Corp.(a)	46,600	4,007,134
Tivity Health, Inc.(a)	47,058	1,283,742
Total		17,022,219
Health Care Technology 1.5%
Computer Programs & Systems, Inc.(a)	31,822	979,481
Definitive Healthcare Corp.(a)	151,125	3,494,010
Evolent Health, Inc., Class A(a)	114,593	3,053,904
HealthStream, Inc.(a)	40,212	823,944
Omnicell, Inc.(a)	74,321	9,608,219
Simulations Plus, Inc.	115,419	4,546,354
Total		22,505,912
Life Sciences Tools & Services 0.6%
Berkeley Lights, Inc.(a)	6,152	47,186
Personalis, Inc.(a)	142,930	1,500,765
Rapid Micro Biosystems, Inc., Class A(a)	50,856	355,483
Repligen Corp.(a)	32,225	6,338,658
Seer, Inc.(a)	26,870	411,648
Total		8,653,740
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.4%
Arvinas, Inc.(a)	39,305	2,547,357
Prestige Consumer Healthcare, Inc.(a)	11,500	684,595
Revance Therapeutics, Inc.(a)	132,888	1,803,290
Taro Pharmaceutical Industries Ltd.(a)	24,400	1,191,940
Total		6,227,182
Total Health Care		187,452,589
Industrials 22.1%
Aerospace & Defense 2.0%
AAR Corp.(a)	31,100	1,397,634
Axon Enterprise, Inc.(a)	44,746	6,275,626
Hexcel Corp.	65,325	3,782,318
Mercury Systems, Inc.(a)	158,018	9,515,844
Moog, Inc., Class A	50,800	4,221,988
National Presto Industries, Inc.	15,800	1,256,100
Triumph Group, Inc.(a)	85,100	2,130,904
Vectrus, Inc.(a)	29,900	1,370,616
Total		29,951,030
Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings, Inc.(a)	38,337	3,004,087
Forward Air Corp.	8,200	846,076
HUB Group, Inc., Class A(a)	16,550	1,396,820
Total		5,246,983
Airlines 0.1%
Frontier Group Holdings, Inc.(a)	116,283	1,497,725
Mesa Air Group, Inc.(a)	49,100	213,585
Spirit Airlines, Inc.(a)	23,000	576,840
Total		2,288,150
Building Products 3.2%
AAON, Inc.	114,937	6,730,711
Advanced Drainage Systems, Inc.	36,556	4,266,816
Armstrong Flooring, Inc.(a)	6,100	9,577
AZEK Co., Inc. (The)(a)	92,520	2,728,415
Carlisle Companies, Inc.	18,462	4,382,879
Griffon Corp.	78,961	1,820,051
JELD-WEN Holding, Inc.(a)	46,700	1,077,836
Masonite International Corp.(a)	44,468	4,194,666
Quanex Building Products Corp.	47,180	1,078,535

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Resideo Technologies, Inc.(a)	50,800	1,307,592
Simpson Manufacturing Co., Inc.	98,245	11,643,015
Trex Company, Inc.(a)	76,525	7,028,056
UFP Industries, Inc.	3,794	325,335
Total		46,593,484
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	12,900	578,307
ACCO Brands Corp.	132,800	1,142,080
ACV Auctions, Inc., Class A(a)	102,655	1,354,019
Brink’s Co. (The)	13,100	917,786
Casella Waste Systems, Inc., Class A(a)	182,217	13,739,162
Clean Harbors, Inc.(a)	19,772	1,886,842
Ennis, Inc.	52,500	985,950
Healthcare Services Group, Inc.	77,100	1,219,722
Interface, Inc.	109,335	1,426,822
Kimball International, Inc., Class B	104,000	964,080
MSA Safety, Inc.	24,110	3,353,701
Steelcase, Inc., Class A	71,500	870,155
Total		28,438,626
Construction & Engineering 1.8%
API Group Corp.(a)	129,400	2,791,158
Comfort Systems U.S.A., Inc.	7,400	636,252
Construction Partners, Inc., Class A(a)	243,124	6,505,998
EMCOR Group, Inc.	54,035	6,243,204
Fluor Corp.(a)	58,600	1,269,276
Granite Construction, Inc.	24,928	754,570
Great Lakes Dredge & Dock Corp.(a)	84,400	1,190,884
MasTec, Inc.(a)	21,800	1,716,968
MYR Group, Inc.(a)	24,305	2,181,374
Primoris Services Corp.	34,500	909,765
Sterling Construction Co., Inc.(a)	19,600	578,788
Tutor Perini Corp.(a)	71,300	698,740
Valmont Industries, Inc.	5,558	1,203,029
Total		26,680,006
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.1%
Atkor, Inc.(a)	5,000	508,550
AZZ, Inc.	26,800	1,319,364
Bloom Energy Corp., Class A(a)	186,493	4,140,145
Encore Wire Corp.	9,200	1,071,064
EnerSys	17,500	1,272,775
Fluence Energy, Inc.(a)	69,303	937,670
GrafTech International Ltd.	128,000	1,290,240
Powell Industries, Inc.	29,000	613,060
Preformed Line Products Co.	8,700	485,025
Shoals Technologies Group, Inc., Class A(a)	60,220	952,078
Sunrun, Inc.(a)	46,800	1,276,704
Thermon(a)	65,200	1,116,224
Vertiv Holdings Co.	43,015	560,055
Total		15,542,954
Machinery 4.7%
Allison Transmission Holdings, Inc.	32,200	1,286,068
Altra Industrial Motion Corp.	74,520	3,164,864
Barnes Group, Inc.	12,200	566,690
Douglas Dynamics, Inc.	128,185	4,709,517
Enerpac Tool Group Corp.	74,600	1,286,850
EnPro Industries, Inc.	11,800	1,303,192
ESCO Technologies, Inc.	51,887	3,609,778
Evoqua Water Technologies Corp.(a)	94,650	4,037,769
Flowserve Corp.	40,900	1,242,133
Graham Corp.	11,000	88,110
Greenbrier Companies, Inc. (The)	29,332	1,303,221
Helios Technologies, Inc.	81,161	6,363,834
Hillenbrand, Inc.	71,122	3,393,231
Hillman Solutions Corp.(a)	362,955	3,404,518
Hyster-Yale Materials Handling, Inc.	22,700	868,956
ITT, Inc.	51,315	4,509,049
John Bean Technologies Corp.	74,643	8,462,277
LB Foster Co., Class A(a)	14,200	223,224
Meritor, Inc.(a)	52,600	1,873,086
Miller Industries, Inc.	17,800	551,444
Mueller Industries, Inc.	39,292	2,241,609
Mueller Water Products, Inc., Class A	53,700	681,453
Omega Flex, Inc.	29,176	4,237,814

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Proto Labs, Inc.(a)	17,500	984,025
RBC Bearings, Inc.(a)	36,727	7,119,529
Wabash National Corp.	65,200	1,111,008
Total		68,623,249
Marine 0.0%
Matson, Inc.	6,700	742,159
Professional Services 2.6%
BGSF, Inc.	20,800	293,280
CBIZ, Inc.(a)	11,400	443,574
CRA International, Inc.	9,103	808,619
Exponent, Inc.	107,441	10,181,109
FTI Consulting, Inc.(a)	5,600	817,600
Heidrick & Struggles International, Inc.	43,885	1,876,084
ICF International, Inc.	36,100	3,199,182
KBR, Inc.	103,270	5,126,323
Kelly Services, Inc., Class A	44,300	940,046
Kforce, Inc.	57,600	4,330,368
Korn/Ferry International	19,300	1,278,818
Mantech International Corp., Class A	27,332	2,278,669
Resources Connection, Inc.	77,100	1,279,860
Science Applications International Corp.	21,900	1,920,411
TrueBlue, Inc.(a)	119,163	3,241,234
Total		38,015,177
Road & Rail 1.1%
ArcBest Corp.	59,060	5,473,681
Heartland Express, Inc.	67,300	966,428
Marten Transport Ltd.	65,780	1,134,705
Ryder System, Inc.	14,740	1,162,102
Saia, Inc.(a)	17,477	5,019,919
Schneider National, Inc., Class B	74,012	1,933,193
Total		15,690,028
Trading Companies & Distributors 3.2%
Applied Industrial Technologies, Inc.	65,616	6,633,778
Beacon Roofing Supply, Inc.(a)	40,837	2,437,560
BlueLinx Holdings, Inc.(a)	10,700	956,366
Boise Cascade Co.	45,715	3,654,457
Core & Main, Inc., Class A(a)	127,500	2,866,200
DXP Enterprises, Inc.(a)	50,870	1,460,478
Common Stocks (continued)
Issuer	Shares	Value ($)
EVI Industries, Inc.(a)	37,205	768,655
H&E Equipment Services, Inc.	42,284	1,765,780
Herc Holdings Inc	31,081	4,945,609
NOW, Inc.(a)	165,021	1,541,296
Rush Enterprises, Inc., Class A	84,843	4,406,745
SiteOne Landscape Supply, Inc.(a)	60,011	10,347,697
Transcat, Inc.(a)	8,155	639,841
Triton International Ltd.	67,800	4,453,104
Total		46,877,566
Total Industrials		324,689,412
Information Technology 14.2%
Communications Equipment 0.5%
Casa Systems, Inc.(a)	84,900	353,184
Ciena Corp.(a)	38,673	2,646,007
CommScope Holding Co., Inc.(a)	69,400	662,076
Comtech Telecommunications Corp.	64,400	1,325,352
Digi International, Inc.(a)	41,964	842,637
NETGEAR, Inc.(a)	35,900	955,299
Total		6,784,555
Electronic Equipment, Instruments & Components 2.2%
Avnet, Inc.	28,900	1,215,823
Belden, Inc.	23,300	1,312,955
ePlus, Inc.(a)	38,712	1,815,593
Fabrinet(a)	15,410	1,543,003
II-VI, Inc.(a)	66,495	4,618,743
Insight Enterprises, Inc.(a)	12,900	1,341,600
Itron, Inc.(a)	15,546	741,078
Kimball Electronics, Inc.(a)	38,300	660,292
Littelfuse, Inc.	10,605	2,738,317
Methode Electronics, Inc.	27,300	1,245,972
Novanta, Inc.(a)	57,019	7,790,506
PC Connection, Inc.	19,900	970,921
Plexus Corp.(a)	20,377	1,660,114
Sanmina Corp.(a)	30,400	1,209,312
Scansource, Inc.(a)	41,300	1,304,254
Vishay Intertechnology, Inc.	128,367	2,463,363
Total		32,631,846

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.7%
BM Technologies, Inc.(a)	8,263	78,829
Cass Information Systems, Inc.	31,300	1,238,854
Computer Services, Inc.	58,517	3,247,108
CSG Systems International, Inc.	5,400	333,288
DigitalOcean Holdings, Inc.(a)	63,461	3,764,507
ExlService Holdings, Inc.(a)	40,841	4,933,184
Globant SA(a)	15,023	4,116,302
LiveRamp Holdings, Inc.(a)	40,614	1,752,900
MAXIMUS, Inc.	17,974	1,417,430
MoneyGram International, Inc.(a)	72,400	777,576
Remitly Global, Inc.(a)	46,361	507,653
Repay Holdings Corp.(a)	106,204	1,834,143
Verra Mobility Corp.(a)	19,200	322,560
Total		24,324,334
Semiconductors & Semiconductor Equipment 2.9%
Amkor Technology, Inc.	95,192	2,158,003
Azenta, Inc.	62,181	5,442,081
Diodes, Inc.(a)	67,055	6,007,457
Kulicke & Soffa Industries, Inc.	27,200	1,420,928
MagnaChip Semiconductor Corp.(a)	185,400	3,374,280
MKS Instruments, Inc.	29,405	4,428,393
Photronics, Inc.(a)	146,873	2,705,401
Semtech Corp.(a)	35,638	2,472,564
SMART Global Holdings, Inc.(a)	134,900	3,703,005
SolarEdge Technologies, Inc.(a)	9,091	2,903,847
Synaptics, Inc.(a)	6,300	1,439,109
Ultra Clean Holdings, Inc.(a)	85,343	3,909,563
Wolfspeed, Inc.(a)	29,682	3,048,935
Total		43,013,566
Software 6.8%
A10 Networks, Inc.	74,032	1,054,216
Altair Engineering, Inc., Class A(a)	113,568	7,543,187
Anaplan, Inc.(a)	57,298	2,714,206
Blackline, Inc.(a)	110,836	8,347,059
ChannelAdvisor Corp.(a)	44,467	798,183
CyberArk Software Ltd.(a)	29,966	5,098,415
Descartes Systems Group, Inc. (The)(a)	144,185	10,274,623
Common Stocks (continued)
Issuer	Shares	Value ($)
Digital Turbine, Inc.(a)	53,849	2,610,600
Duck Creek Technologies, Inc.(a)	71,722	1,684,033
Ebix, Inc.	19,300	569,543
Elastic NV(a)	15,076	1,306,335
Envestnet, Inc.(a)	44,370	3,319,763
Everbridge, Inc.(a)	32,612	1,288,826
Five9, Inc.(a)	3,940	433,400
JFrog Ltd.(a)	46,740	1,157,750
Marathon Digital Holdings, Inc.(a)	23,300	590,655
Model N, Inc.(a)	258,250	6,350,367
New Relic, Inc.(a)	13,703	907,687
Paycor HCM, Inc.(a)	275,008	7,719,475
PROS Holdings, Inc.(a)	180,948	5,750,527
Q2 Holdings, Inc.(a)	97,621	6,350,246
Smartsheet, Inc., Class A(a)	59,062	3,140,327
SPS Commerce, Inc.(a)	87,550	11,368,367
Telos Corp.(a)	53,200	607,544
Vertex, Inc.(a)	268,400	3,738,812
Workiva, Inc., Class A(a)	41,475	4,367,317
Xperi Holding Corp.	38,400	665,088
Total		99,756,551
Technology Hardware, Storage & Peripherals 0.1%
Diebold, Inc.(a)	97,500	848,250
Super Micro Computer, Inc.(a)	29,600	1,162,984
Total		2,011,234
Total Information Technology		208,522,086
Materials 4.1%
Chemicals 2.7%
AdvanSix, Inc.	39,300	1,574,358
American Vanguard Corp.	37,400	563,618
Ashland Global Holdings, Inc.	20,800	1,919,424
Avient Corp.	57,900	3,033,381
Balchem Corp.	46,782	6,471,822
Cabot Corp.	74,635	5,460,297
Chase Corp.	7,300	670,359
Ecovyst, Inc.	113,900	1,244,927
FutureFuel Corp.	37,900	278,944
Hawkins, Inc.	7,000	316,820
HB Fuller Co.	31,700	2,167,329

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Innospec, Inc.	6,400	611,200
Intrepid Potash, Inc.(a)	57,000	3,242,730
Koppers Holdings, Inc.(a)	41,286	1,182,018
Kraton Performance Polymers, Inc.(a)	54,700	2,524,405
Minerals Technologies, Inc.	19,913	1,393,711
NewMarket Corp.	1,700	540,192
Orion Engineered Carbons SA	179,841	2,794,729
Tredegar Corp.	46,800	538,668
Trinseo PLC	20,000	1,039,200
Tronox Holdings PLC, Class A	76,567	1,554,310
Zymergen, Inc.(a)	40,012	153,246
Total		39,275,688
Construction Materials 0.2%
Summit Materials, Inc., Class A(a)	98,700	3,081,414
Containers & Packaging 0.0%
TriMas Corp.	7,900	256,829
Metals & Mining 1.0%
Allegheny Technologies, Inc.(a)	77,600	1,997,424
Arconic Corp.(a)	40,300	1,237,210
Cleveland-Cliffs, Inc.(a)	84,700	1,893,892
Commercial Metals Co.	59,155	2,280,425
Compass Minerals International, Inc.	18,200	1,066,884
Haynes International, Inc.	17,603	643,566
Kaiser Aluminum Corp.	12,047	1,162,535
Materion Corp.	36,300	3,032,865
Ryerson Holding Corp.	17,000	444,040
Warrior Met Coal, Inc.	21,500	677,250
Worthington Industries, Inc.	9,900	564,498
Total		15,000,589
Paper & Forest Products 0.2%
Glatfelter Corp.	139,184	1,912,388
Mercer International, Inc.	44,900	600,313
Total		2,512,701
Total Materials		60,127,221
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.5%
Equity Real Estate Investment Trusts (REITS) 3.8%
Acadia Realty Trust	66,448	1,424,645
Alexander’s, Inc.	5,000	1,267,100
American Assets Trust, Inc.	85,900	3,140,504
Apple Hospitality REIT, Inc.	195,839	3,464,392
Braemar Hotels & Resorts, Inc.(a)	58,900	351,044
CareTrust REIT, Inc.	77,248	1,351,840
Centerspace	42,000	3,947,580
CubeSmart	44,789	2,159,278
EastGroup Properties, Inc.	8,257	1,575,105
First Industrial Realty Trust, Inc.	120,892	6,960,961
Healthcare Realty Trust, Inc.	40,828	1,064,794
Hudson Pacific Properties, Inc.	49,300	1,301,520
National Storage Affiliates Trust	36,718	2,139,558
Pebblebrook Hotel Trust	54,100	1,217,791
Piedmont Office Realty Trust, Inc.	36,894	628,674
PotlatchDeltic Corp.	63,043	3,461,061
PS Business Parks, Inc.	26,522	4,224,689
Seritage Growth Properties, Class A(a)	86,900	885,511
SITE Centers Corp.	122,344	1,902,449
STAG Industrial, Inc.	66,112	2,575,724
Tanger Factory Outlet Centers, Inc.	340,870	5,685,712
Terreno Realty Corp.	49,689	3,418,106
UMH Properties, Inc.	71,645	1,652,134
Total		55,800,172
Real Estate Management & Development 0.7%
FirstService Corp.	58,375	8,305,011
RE/MAX Holdings, Inc., Class A	39,100	1,158,924
RMR Group, Inc. (The), Class A	42,500	1,238,450
Total		10,702,385
Total Real Estate		66,502,557

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.5%
Electric Utilities 0.9%
Allete, Inc.	21,200	1,334,328
Hawaiian Electric Industries, Inc.	29,500	1,208,910
Otter Tail Corp.	20,700	1,280,502
PNM Resources, Inc.	22,000	993,740
Portland General Electric Co.	146,027	7,413,791
Total		12,231,271
Gas Utilities 1.1%
New Jersey Resources Corp.	66,000	2,878,920
ONE Gas, Inc.	34,900	2,899,841
South Jersey Industries, Inc.	168,700	5,723,991
Southwest Gas Holdings, Inc.	42,316	3,001,897
Spire, Inc.	20,700	1,389,177
Total		15,893,826
Independent Power and Renewable Electricity Producers 0.3%
Clearway Energy, Inc., Class C	139,114	4,646,408
Multi-Utilities 0.1%
Avista Corp.	27,500	1,227,325
Unitil Corp.	14,043	709,031
Total		1,936,356
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.1%
American States Water Co.	19,244	1,619,575
Total Utilities		36,327,436
Total Common Stocks (Cost $1,224,154,983)		1,433,947,450

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(e),(f)	34,950,947	34,940,462
Total Money Market Funds (Cost $34,939,188)		34,940,462
Total Investments in Securities (Cost: $1,259,094,171)		1,468,887,912
Other Assets & Liabilities, Net		(413,748)
Net Assets		1,468,474,164

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At February 28, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2022.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	35,234,038	174,554,379	(174,849,252)	1,297	34,940,462	(4,327)	15,037	34,950,947
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	20,115,078	—	—	20,115,078
Consumer Discretionary	151,386,849	—	—	151,386,849
Consumer Staples	36,367,747	—	—	36,367,747
Energy	77,712,770	—	—	77,712,770
Financials	264,743,705	—	—	264,743,705
Health Care	187,452,589	—	0*	187,452,589
Industrials	324,689,412	—	—	324,689,412
Information Technology	205,274,978	3,247,108	—	208,522,086
Materials	60,127,221	—	—	60,127,221
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	66,502,557	—	—	66,502,557
Utilities	36,327,436	—	—	36,327,436
Total Common Stocks	1,430,700,342	3,247,108	0*	1,433,947,450
Money Market Funds	34,940,462	—	—	34,940,462
Total Investments in Securities	1,465,640,804	3,247,108	0*	1,468,887,912

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	19

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,224,154,983)	$1,433,947,450
Affiliated issuers (cost $34,939,188)	34,940,462
Receivable for:
Investments sold	3,786,993
Capital shares sold	2,243,467
Dividends	821,451
Foreign tax reclaims	3,946
Expense reimbursement due from Investment Manager	20,759
Prepaid expenses	14,286
Trustees’ deferred compensation plan	137,713
Other assets	12,359
Total assets	1,475,928,886
Liabilities
Payable for:
Investments purchased	5,198,935
Capital shares purchased	1,655,401
Management services fees	98,571
Transfer agent fees	253,121
Compensation of board members	15,816
Compensation of chief compliance officer	52
Other expenses	95,113
Trustees’ deferred compensation plan	137,713
Total liabilities	7,454,722
Net assets applicable to outstanding capital stock	$1,468,474,164
Represented by
Paid in capital	1,207,587,161
Total distributable earnings (loss)	260,887,003
Total - representing net assets applicable to outstanding capital stock	$1,468,474,164
Institutional Class
Net assets	$1,468,471,337
Shares outstanding	84,320,449
Net asset value per share	$17.42
Institutional 3 Class
Net assets	$2,827
Shares outstanding	163
Net asset value per share(a)	$17.38

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,055,133
Dividends — affiliated issuers	15,037
Foreign taxes withheld	(12,257)
Total income	8,057,913
Expenses:
Management services fees	5,957,025
Transfer agent fees
Institutional Class	2,025,767
Institutional 3 Class	1
Compensation of board members	15,699
Custodian fees	30,516
Printing and postage fees	139,976
Registration fees	46,715
Audit fees	27,026
Legal fees	12,336
Compensation of chief compliance officer	172
Other	14,475
Total expenses	8,269,708
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,088,859)
Total net expenses	7,180,849
Net investment income	877,064
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	86,453,221
Investments — affiliated issuers	(4,327)
Net realized gain	86,448,894
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(158,885,779)
Investments — affiliated issuers	1,297
Net change in unrealized appreciation (depreciation)	(158,884,482)
Net realized and unrealized loss	(72,435,588)
Net decrease in net assets resulting from operations	$(71,558,524)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	21

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment income	$877,064	$136,781
Net realized gain	86,448,894	272,337,278
Net change in unrealized appreciation (depreciation)	(158,884,482)	246,069,171
Net increase (decrease) in net assets resulting from operations	(71,558,524)	518,543,230
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(213,409,162)	(4,309,601)
Institutional 3 Class	(530)	(13)
Total distributions to shareholders	(213,409,692)	(4,309,614)
Increase (decrease) in net assets from capital stock activity	269,829,798	(198,212,420)
Total increase (decrease) in net assets	(15,138,418)	316,021,196
Net assets at beginning of period	1,483,612,582	1,167,591,386
Net assets at end of period	$1,468,474,164	$1,483,612,582

	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Subscriptions	12,451,251	233,877,629	18,593,212	368,720,535
Distributions reinvested	11,448,989	213,409,162	241,164	4,309,601
Redemptions	(8,203,756)	(177,456,993)	(29,323,851)	(571,242,556)
Net increase (decrease)	15,696,484	269,829,798	(10,489,475)	(198,212,420)
Total net increase (decrease)	15,696,484	269,829,798	(10,489,475)	(198,212,420)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

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Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$21.62	0.01	(0.97)	(0.96)	(0.01)	(3.23)	(3.24)
Year Ended 8/31/2021	$14.76	0.00(d)	6.92	6.92	(0.06)	—	(0.06)
Year Ended 8/31/2020	$14.39	0.04	0.80	0.84	(0.05)	(0.42)	(0.47)
Year Ended 8/31/2019	$17.75	0.03	(2.37)	(2.34)	(0.02)	(1.00)	(1.02)
Year Ended 8/31/2018	$15.18	(0.01)	3.80	3.79	(0.01)	(1.21)	(1.22)
Year Ended 8/31/2017(f)	$14.60	(0.04)	0.62	0.58	—	—	—
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$21.58	0.03	(0.98)	(0.95)	(0.02)	(3.23)	(3.25)
Year Ended 8/31/2021	$14.73	0.03	6.90	6.93	(0.08)	—	(0.08)
Year Ended 8/31/2020(g)	$15.37	0.04	(0.68)(h)	(0.64)	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(g)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$17.42	(5.41%)	1.14%(c)	0.99%(c)	0.12%(c)	22%	$1,468,471
Year Ended 8/31/2021	$21.62	46.94%	1.13%	0.99%	0.01%	59%	$1,483,609
Year Ended 8/31/2020	$14.76	5.76%	1.09%	0.99%	0.26%	83%	$1,167,589
Year Ended 8/31/2019	$14.39	(12.85%)	1.06%	1.05%	0.22%	97%	$1,664,350
Year Ended 8/31/2018	$17.75	26.26%	1.17%(e)	1.09%(e)	(0.04%)	82%	$1,794,886
Year Ended 8/31/2017(f)	$15.18	3.97%	1.33%(c)	1.09%(c)	(0.37%)(c)	85%	$964,381
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$17.38	(5.37%)	0.85%(c)	0.81%(c)	0.31%(c)	22%	$3
Year Ended 8/31/2021	$21.58	47.18%	0.86%	0.81%	0.16%	59%	$4
Year Ended 8/31/2020(g)	$14.73	(4.16%)	0.86%(c)	0.81%(c)	0.38%(c)	83%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	25

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Multi-Manager Small Cap Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
26	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.82% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Conestoga Capital Advisors, LLC, Hotchkis and Wiley Capital Management, LLC and J.P. Morgan Investment Management Inc., each of which subadvises a portion of the assets of the Fund. Prior to December 16, 2021, BMO Asset Management Corp. served as a subadviser to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
28	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.28
Institutional 3 Class	0.02
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2022
Institutional Class	0.99%
Institutional 3 Class	0.81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,259,094,000	291,178,000	(81,384,000)	209,794,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $366,920,367 and $307,146,273, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2022.
30	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
Note 9. Significant risks
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At February 28, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
32	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2022	33

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Small Cap Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR102_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Multi-Manager International Equity Strategies Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager International Equity Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager International Equity Strategies Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Arrowstreet Capital, Limited Partnership
Peter Rathjens, Ph.D.
Manolis Liodakis, Ph.D., M.B.A.
John Campbell, Ph.D.
Derek Vance, CFA
Christopher Malloy, Ph.D.
Baillie Gifford Overseas Limited
Donald Farquharson, CFA
Angus Franklin*
Andrew Stobart
Jenny Davis
Tom Walsh, CFA
Chris Davies
* Mr. Franklin is expected to retire from Baillie
Gifford Overseas Limited at the end of April 2022.
Causeway Capital Management LLC
Sarah Ketterer, M.B.A.
Harry Hartford
Conor Muldoon, CFA, M.B.A
Alessandro Valentini, CFA, M.B.A.
Jonathan Eng, M.B.A.
Ellen Lee, M.B.A.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2022)
	Inception	6 Months cumulative	1 Year	Life
Institutional Class	05/17/18	-9.79	-4.36	4.85
Institutional 3 Class*	12/18/19	-9.64	-4.20	4.92
MSCI EAFE Index (Net)		-6.78	2.83	4.07
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2022)
Communication Services	3.5
Consumer Discretionary	9.8
Consumer Staples	6.7
Energy	7.4
Financials	16.4
Health Care	10.4
Industrials	18.7
Information Technology	15.9
Materials	8.7
Real Estate	0.1
Utilities	2.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2022)
Argentina	1.2
Australia	2.3
Austria	0.1
Belgium	0.4
Brazil	0.4
Canada	1.8
China	3.0
Denmark	2.5
Finland	0.9
France	8.1
Germany	9.2
Guernsey	0.0(a)
Hong Kong	2.1
Indonesia	0.2
Ireland	2.5
Israel	0.4
Italy	3.2
Japan	15.9
Jersey	0.0(a)
Mexico	0.1
Netherlands	5.9
Norway	0.7
Pakistan	0.0(a)
Panama	0.3
Peru	0.1
Portugal	0.0(a)
Russian Federation	0.2
South Africa	0.5
South Korea	3.5
Spain	3.5
Sweden	2.7
Switzerland	9.1
Taiwan	1.6
Turkey	0.2
United Kingdom	15.3
United States(b)	2.1
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	902.10	1,020.13	4.43	4.71	0.94
Institutional 3 Class	1,000.00	1,000.00	903.60	1,020.93	3.68	3.91	0.78
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Argentina 1.2%
MercadoLibre, Inc.(a)	28,855	32,509,486
Australia 2.3%
APA Group	83,526	610,615
BHP Group Ltd.	168,516	5,754,178
BHP Group Ltd.	220,505	7,454,348
BHP Group Ltd., ADR	253,713	17,199,204
BlueScope Steel Ltd.	92,133	1,364,293
Cochlear Ltd.	55,115	8,997,203
CSR Ltd.	30,341	126,660
Fortescue Metals Group Ltd.	179,586	2,392,506
GPT Group (The)	70,163	250,347
James Hardie Industries PLC	79,103	2,582,482
Origin Energy Ltd.	144,280	599,146
Rio Tinto Ltd.	22,397	1,931,452
Rio Tinto PLC, ADR	132,377	10,402,185
South32 Ltd.	711,336	2,496,800
Total		62,161,419
Austria 0.1%
OMV AG	63,123	3,004,875
Palfinger AG	3,779	112,434
Strabag SE	3,531	142,939
Wienerberger AG	4,474	133,793
Total		3,394,041
Belgium 0.4%
D’ieteren Group	4,416	713,382
EVS Broadcast Equipment	3,606	82,886
Groupe Bruxelles Lambert SA	7,481	776,800
Ion Beam Applications	3,027	62,516
Sofina SA	1,546	600,398
Solvay SA	17,535	1,955,514
Umicore SA	154,741	6,330,405
Total		10,521,901
Common Stocks (continued)
Issuer	Shares	Value ($)
Brazil 0.3%
Petroleo Brasileiro SA, ADR	278,999	3,986,896
Petroleo Brasileiro SA, ADR	231,503	3,030,374
Total		7,017,270
Canada 1.8%
Air Canada(a)	658,900	12,450,221
Canadian National Railway Co.	92,640	11,492,476
Constellation Software, Inc.	6,012	10,132,224
Ritchie Bros. Auctioneers, Inc.	129,930	6,805,733
Topicus.com, Inc.(a)	124,410	8,747,471
Total		49,628,125
China 3.0%
Alibaba Group Holding Ltd.(a)	1,028,332	13,536,835
Beijing Capital International Airport Co., Ltd.(a)	8,494,000	5,440,493
Hangzhou Tigermed Consulting Co., Ltd., Class H(b)	298,100	3,353,938
JD.com, Inc., Class A(a)	17,634	629,853
Meituan, Class B(a)	488,700	10,856,547
Ping An Healthcare and Technology Co., Ltd.(a)	1,018,000	3,154,694
Ping An Insurance Group Co. of China Ltd., Class H	1,572,500	12,192,639
Tencent Holdings Ltd.	365,600	19,728,260
Tencent Music Entertainment Group, ADR(a)	990,703	5,339,889
WuXi Biologics Cayman, Inc.(a)	369,500	3,056,290
Zai Lab Ltd.(a)	87,031	4,634,435
Total		81,923,873
Denmark 2.5%
Ambu A/S	234,269	4,320,099
AP Moller - Maersk A/S, Class A	778	2,332,810
AP Moller - Maersk A/S, Class B	1,115	3,527,315
Carlsberg AS, Class B	18,253	2,676,796
Chr. Hansen Holding A/S	104,451	7,614,929
DSV A/S	73,628	13,551,733
Genmab A/S(a)	2,829	950,817
Novo Nordisk A/S, ADR	61,838	6,366,222
Novo Nordisk A/S, Class B	105,593	10,927,130
Novozymes AS, Class B	187,575	12,311,044
Pandora A/S	8,558	876,316
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rockwool International A/S, Class B	949	325,327
Royal UNIBREW A/S	4,349	461,082
Scandinavian Tobacco Group A/S	12,459	280,955
Total		66,522,575
Finland 0.9%
Kesko OYJ, Class A	9,994	269,596
KONE OYJ, Class B	250,696	14,629,020
Nokia OYJ(a)	144,121	779,311
Nokia OYJ, ADR(a)	713,202	3,815,631
Nordea Bank Abp	417,779	4,622,111
Tokmanni Group Corp.	11,088	205,785
Total		24,321,454
France 8.1%
Air Liquide SA	19,390	3,220,780
Airbus Group SE(a)	12,068	1,540,832
Alstom SA	637,242	16,211,388
AXA SA	509,192	13,777,529
Capgemini SE	2,987	625,268
Carrefour SA	133,861	2,691,177
Christian Dior SE	743	526,166
Coface SA	43,569	579,542
Danone SA	495,885	30,169,273
Dassault Systemes SE	317,984	15,338,364
Edenred	246,131	11,200,169
Etablissements Maurel et Prom SA(a)	187,806	597,854
Legrand SA	12,682	1,196,422
LVMH Moet Hennessy Louis Vuitton SE	4,507	3,312,217
Orange SA	298,042	3,603,835
Orange SA, ADR	42,936	518,667
Pernod Ricard SA	35,987	7,855,978
Publicis Groupe SA	68,655	4,556,341
Sanofi	288,885	30,197,898
Sanofi, ADR	80,262	4,209,742
TotalEnergies SE	711,285	36,236,599
TotalEnergies SE, ADR	206,952	10,457,285
Valeo	317,957	7,012,258
VINCI SA	128,785	13,503,297
Total		219,138,881
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 8.2%
Adidas AG	29,406	6,952,812
Adidas AG, ADR	708	83,395
Allianz SE, Registered Shares	57,834	13,036,798
Aurubis AG	4,913	574,854
BASF SE	423,059	28,169,918
Bayer AG, ADR	42,761	616,400
Bayer AG, Registered Shares	237,830	13,737,772
Bayerische Motoren Werke AG	41,660	4,012,160
BioNTech SE, ADR(a)	28,008	4,223,886
Continental AG(a)	24,949	2,125,983
Covestro AG	29,505	1,560,394
Daimler Truck Holding AG(a)	18,439	561,939
Deutsche Boerse AG	115,034	19,581,414
Deutsche Post AG	29,817	1,498,669
Deutsche Telekom AG, ADR	14,493	258,990
Deutsche Telekom AG, Registered Shares	283,010	5,072,865
DWS Group GmbH & Co. KGaA	6,201	225,306
E.ON SE	265,050	3,605,091
Evonik Industries AG	107,022	3,221,538
Fresenius Medical Care AG & Co. KGaA, ADR	7,919	255,863
GEA Group AG	5,527	241,689
HeidelbergCement AG	30,778	1,997,092
Mercedes-Benz Group AG, Registered Shares	36,879	2,880,971
Merck KGaA	3,103	615,473
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	20,293	5,567,128
Nemetschek SE	4,415	391,749
Porsche Automobil Holding SE, ADR	100,019	993,189
Puma SE	1,623	148,836
Rational AG	14,017	10,315,981
RWE AG	518,148	23,991,771
SAP SE	396,981	44,781,058
SAP SE, ADR	44,167	4,972,321
Scout24 SE	256,322	14,951,361
Siemens Healthineers AG	12,284	788,270
Siemens Healthineers AG, ADR	1,500	47,835
Telefonica Deutschland Holding AG	123,992	338,355
Total		222,399,126

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Guernsey 0.0%
Regional REIT Ltd.(b)	14,052	16,683
Hong Kong 2.0%
AIA Group Ltd.	1,833,600	19,039,818
CK Hutchison Holdings Ltd.	245,500	1,721,217
CK Hutchison Holdings Ltd., ADR	4,406	30,864
Futu Holdings Ltd., ADR(a)	50,442	2,156,395
Hang Lung Group Ltd.	95,000	209,587
Hong Kong Exchanges and Clearing Ltd.	231,880	11,236,134
Hongkong Land Holdings Ltd.	168,300	911,412
Jardine Matheson Holdings Ltd.	33,100	1,969,450
Sands China Ltd.(a)	6,140,000	16,194,147
Spring Real Estate Investment Trust	184,000	63,573
Swire Pacific Ltd., Class A	9,500	52,499
Techtronic Industries Co., Ltd.	58,500	980,230
VSTECS Holdings Ltd.	496,000	509,939
Total		55,075,265
Indonesia 0.2%
PT Bank Mandiri Persero Tbk	8,083,500	4,370,276
Ireland 2.5%
CRH PLC	372,313	16,796,694
James Hardie Industries PLC, ADR	3,381	109,950
Kingspan Group PLC	34,402	3,359,776
Kingspan Group PLC	138,469	13,256,291
Ryanair Holdings PLC, ADR(a)	332,818	33,185,283
Total		66,707,994
Israel 0.4%
Airport City Ltd.(a)	27,012	610,517
Azrieli Group Ltd.	2,937	250,561
Bank Hapoalim BM	22,181	235,085
Bank Leumi Le-Israel BM	80,660	873,784
Check Point Software Technologies Ltd.(a)	58,763	8,513,584
Clal Insurance Enterprises Holdings Ltd.(a)	4,555	106,472
Delek Automotive Systems Ltd.	10,555	167,589
Israel Chemicals Ltd.	9,526	108,182
Mizrahi Tefahot Bank Ltd.	7,805	305,014
Total		11,170,788
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 3.2%
A2A SpA	52,569	93,788
Assicurazioni Generali SpA	158,923	3,142,998
Davide Campari-Milano NV	22,961	249,881
Digital Bros SpA	11,252	311,856
Enel SpA	3,454,763	25,457,961
ENI SpA	833,106	12,958,733
ENI SpA, ADR	76,442	2,367,409
Exprivia SpA(a)	153,787	310,123
Ferrari NV	8,080	1,736,299
FinecoBank Banca Fineco SpA	600,610	10,009,670
Immobiliare Grande Distribuzione SIIQ SpA(a)	56,617	284,520
Infrastrutture Wireless Italiane SpA	105,439	1,076,671
Prysmian SpA	4,649	153,042
Recordati Industria Chimica e Farmaceutica SpA	2,488	121,692
Salvatore Ferragamo SpA(a)	16,139	349,963
Telecom Italia SpA	777,418	326,629
UniCredit SpA	2,183,744	27,590,566
Total		86,541,801
Japan 15.8%
ADEKA Corp.	31,500	730,557
Advantest Corp.	5,300	425,934
AGC, Inc.	43,000	1,907,590
Ai Holdings Corp.	2,700	40,698
Aichi Bank Ltd. (The)	1,800	75,709
Air Water, Inc.	20,200	294,084
Alpen Co., Ltd.	9,500	175,108
Asahi Yukizai Corp.	10,000	182,530
Awa Bank Ltd. (The)	29,800	600,651
BayCurrent Consulting, Inc.	500	199,947
Brother Industries Ltd.	89,300	1,625,339
Canon, Inc.	68,700	1,616,715
Canon, Inc., ADR	104,041	2,458,489
Central Glass Co., Ltd.	12,500	224,311
Chiba Bank Ltd. (The)	39,600	248,923
Chori Co., Ltd.	6,900	107,360
Chubu Electric Power Co., Inc.	314,200	3,138,440
CMK Corp.(a)	86,800	465,928
CTI Engineering Co., Ltd.	800	15,860

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dai Nippon Toryo Co., Ltd.	1,200	8,492
Daicel Corp.	238,300	1,833,869
Dai-ichi Life Holdings, Inc.	238,900	4,961,509
Daiken Corp.	7,100	138,863
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,600	109,516
Dainippon Sumitomo Pharma Co., Ltd.	37,700	413,746
Daiseki Co., Ltd.	3,360	136,880
Daito Bank Ltd. (The)	8,200	52,733
Daiwa Securities Group, Inc.	484,500	2,864,606
Denso Corp.	206,773	14,540,309
Duskin Co., Ltd.	3,900	95,210
ENEOS Holdings, Inc.	164,400	650,990
FANUC Corp.	255,550	46,945,090
FUJIFILM Holdings Corp.	70,500	4,481,273
FUJIFILM Holdings Corp., ADR	1,500	95,490
Fujikura Ltd.(a)	94,100	508,787
Fujitsu Ltd.	18,200	2,644,170
Gunma Bank Ltd. (The)	126,000	416,526
Hakuhodo DY Holdings, Inc.	33,500	445,163
Harima Chemicals Group, Inc.	1,800	12,801
Hino Motors Ltd.	14,600	137,193
Hitachi Ltd.	50,000	2,472,637
Hitachi Metals Ltd.(a)	200	3,565
Hokkaido Electric Power Co., Inc.	43,200	189,134
Honda Motor Co., Ltd.	33,400	1,014,722
Hoya Corp.	7,300	950,961
Hoya Corp., ADR	9,192	1,198,821
Hyakugo Bank Ltd. (The)	166,600	514,443
Idemitsu Kosan Co., Ltd.	10,500	281,469
Iida Group Holdings Co., Ltd.	6,200	115,067
Inaba Seisakusho Co., Ltd.	1,100	12,483
Inpex Corp.	1,039,000	10,709,511
Intage Holdings, Inc.	3,800	56,738
Iseki & Co., Ltd.	11,700	121,973
IT Holdings Corp.	44,800	1,060,355
ITOCHU ENEX Co., Ltd.	44,900	408,601
IwaiCosmo Holdings, Inc.	24,300	297,623
Iwaki Co., Ltd.	17,000	151,517
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan Exchange Group, Inc.	546,003	10,224,490
Japan Petroleum Exploration Co., Ltd.	4,700	111,563
Japan Post Bank Co., Ltd.	252,100	2,212,008
Japan Post Holdings Co., Ltd.(a)	398,900	3,297,189
Japan Post Insurance Co., Ltd.	57,900	988,862
Japan Tobacco, Inc.	226,400	4,163,761
JFE Holdings, Inc.	119,600	1,780,553
JSR Corp.	66,800	2,101,383
JTEKT Corp.	35,400	305,374
Kajima Corp.	98,900	1,331,044
Keyence Corp.	28,200	13,338,626
KH Neochem Co., Ltd.	5,300	131,055
Kissei Pharmaceutical Co., Ltd.	19,300	407,977
Konoike Transport Co., Ltd.	7,600	79,485
Kuraray Co., Ltd.	277,900	2,608,540
Kyocera Corp.	46,900	2,699,236
Kyocera Corp., ADR	17,577	1,017,620
Lasertec Corp.	12,100	2,243,010
Marubeni Corp.	296,200	3,109,106
Mazda Motor Corp.(a)	305,100	2,256,630
Mebuki Financial Group, Inc.	367,600	861,999
Medical System Network Co., Ltd.	31,800	142,111
Mimaki Engineering Co., Ltd.	23,900	153,517
Mirait Holdings Corp.	7,500	127,462
MISUMI Group, Inc.	48,400	1,551,592
Mitsubishi Chemical Holdings Corp.	45,900	326,066
Mitsubishi Corp.	81,900	2,753,781
Mitsubishi Gas Chemical Co., Inc.	59,600	1,057,426
Mitsubishi Motors Corp.(a)	347,400	911,688
Mitsubishi Pencil Co., Ltd.	28,900	322,970
Mitsubishi UFJ Financial Group, Inc.	774,000	4,751,576
Mitsuboshi Belting Ltd.	2,500	47,124
Mitsui & Co., Ltd.	211,300	5,268,283
Mitsui Chemicals, Inc.	57,000	1,457,180
Mitsui High-Tec, Inc.	5,700	420,421
Mizuho Financial Group, Inc.	36,800	484,992
MonotaRO Co., Ltd	156,800	2,951,446
MS&AD Insurance Group Holdings, Inc.	61,700	2,087,726
MS&AD Insurance Group Holdings, Inc., ADR	3,300	56,083

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Murata Manufacturing Co., Ltd.	259,400	17,630,169
NGK Insulators Ltd.	40,200	624,301
Nichias Corp.	4,900	111,001
Nidec Corp.	157,844	13,721,950
Nikon Corp.	109,700	1,146,675
Nintendo Co., Ltd.	18,605	9,422,541
Nippon Ceramic Co., Ltd.	2,000	43,969
Nippon Coke & Engineering Co., Ltd.	368,900	447,765
Nippon Sanso Holdings Corp.	60,900	1,190,224
Nippon Sheet Glass Co., Ltd.(a)	19,300	80,551
Nippon Steel Corp.	43,300	792,778
Nippon Yusen KK	82,000	7,682,660
Nishi-Nippon Financial Holdings, Inc.	5,600	40,021
Nissan Chemical Industries Ltd.	10,600	602,508
Nissan Motor Co., Ltd.(a)	1,020,800	4,868,390
Nitto Denko Corp.	6,200	452,466
Nomura Holdings, Inc.	477,200	2,177,502
Nomura Holdings, Inc., ADR	30,289	138,724
NS Solutions Corp.	5,500	175,172
NS United Kaiun Kaisha Ltd.	1,100	40,202
NTT Data Corp.	140,200	2,662,976
Obic Co., Ltd.	2,300	369,918
Oita Bank Ltd. (The)	6,300	111,747
Okasan Securities Group, Inc.	24,700	84,071
Okinawa Electric Power Co., Inc. (The)	73,300	922,978
Okumura Corp.	44,400	1,253,935
Olympus Corp.	60,500	1,228,784
ORIX Corp.	381,400	7,560,543
Osaka Gas Co., Ltd.	98,100	1,795,356
Osaka Soda Co., Ltd.	4,100	112,182
OSG Corp.	16,300	272,427
Otsuka Corp.	2,100	81,571
Otsuka Holdings Co., Ltd.	59,600	2,054,663
Persol Holdings Co., Ltd.	28,000	627,247
Press Kogyo Co., Ltd.	64,300	209,295
Qol Holdings Co., Ltd.	27,500	307,643
Recruit Holdings Co., Ltd.	46,000	1,941,669
Rheon Automatic Machinery Co., Ltd.	48,200	433,045
Ricoh Co., Ltd.	132,800	1,132,891
Common Stocks (continued)
Issuer	Shares	Value ($)
Riken Corp.	1,700	37,184
Riso Kagaku Corp.	41,500	828,747
San ju San Financial Group, Inc.	9,200	120,737
San-Ai Oil Co., Ltd.	38,500	320,093
Sanshin Electronics Co., Ltd.	7,100	104,665
SCSK Corp.	24,700	422,875
Seiko Epson Corp.	176,800	2,719,262
Shikoku Electric Power Co., Inc.	53,400	410,589
Shimadzu Corp.	63,300	2,279,872
Shimano, Inc.	61,073	14,221,934
Shin-Etsu Chemical Co., Ltd.	28,500	4,451,361
Shiseido Co., Ltd.	176,347	10,119,865
Shofu, Inc.	800	11,822
Showa Denko KK	60,500	1,105,976
Sinfonia Technology Co., Ltd.	6,900	78,804
SMC Corp.	25,628	15,309,384
SMK Corp.	4,100	79,202
Sompo Holdings, Inc.	82,300	3,573,308
Sony Group Corp.	145,083	14,823,450
Starzen Co., Ltd.	4,000	73,906
Sumitomo Chemical Co., Ltd.	439,800	2,099,707
Sumitomo Corp.	73,300	1,195,934
Sumitomo Heavy Industries Ltd.	4,100	99,346
Sumitomo Metal Mining Co., Ltd.	56,100	2,798,407
Sumitomo Mitsui Financial Group, Inc.	509,300	18,060,939
Sumitomo Mitsui Financial Group, Inc., ADR	93,567	667,133
Sumitomo Osaka Cement Co., Ltd.	10,800	320,826
Suntory Beverage & Food Ltd.	59,100	2,355,082
Suzuken Co., Ltd.	6,600	212,758
Sysmex Corp.	2,600	208,131
T RAD Co., Ltd.	1,500	32,060
T&D Holdings, Inc.	114,800	1,667,295
Takara Standard Co., Ltd.	2,700	32,070
Takeda Pharmaceutical Co., Ltd.	623,800	19,019,855
Teijin Ltd.	149,900	1,803,282
Toa Corp.	4,000	26,144
Tokio Marine Holdings, Inc.	85,000	4,836,590
Tokio Marine Holdings, Inc., ADR	4,930	283,919
Tokyo Electron Ltd.	15,900	7,803,365

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Gas Co., Ltd.	164,800	3,356,700
Tokyo Steel Manufacturing Co., Ltd.	20,600	201,546
Tomen Devices Corp.	1,500	82,559
Toray Industries, Inc.	530,900	3,027,561
Tosoh Corp.	13,200	204,839
Towa Corp.	68,000	1,399,652
Towa Pharmaceutical Co., Ltd.	2,500	64,785
Toyo Construction Co., Ltd.	17,000	88,582
Toyo Seikan Group Holdings Ltd.	23,900	319,313
Toyota Tsusho Corp.	10,600	440,059
Tsubakimoto Chain Co.	6,200	177,309
Union Tool Co.	3,800	123,023
Wakita & Co., Ltd.	37,700	326,149
Yakult Honsha Co., Ltd.	18,200	987,693
Yamaguchi Financial Group, Inc.	68,000	419,814
Yamaha Motor Co., Ltd.	9,200	206,812
Yamaichi Electronics Co., Ltd.	6,800	114,969
Yamazen Corp.	23,100	207,043
Yokogawa Electric Corp.	32,600	525,979
Yokohama Rubber Co., Ltd. (The)	14,400	201,894
Yuasa Trading Co., Ltd.	12,200	317,345
Total		427,689,979
Jersey 0.0%
Man Group PLC	61,336	157,954
Mexico 0.1%
Grupo Financiero Banorte SAB de CV, Class O	299,277	2,030,980
Netherlands 5.9%
Adyen NV(a)	5,375	11,202,971
Aegon NV	586,172	2,895,569
Aegon NV, Registered Shares	73,323	364,415
AerCap Holdings NV(a)	8,259	449,537
Airbus SE, ADR(a)	9,400	298,309
Akzo Nobel NV	101,325	9,640,283
ArcelorMittal SA	228,305	7,083,995
ASM International NV	4,772	1,541,201
ASML Holding NV	58,663	39,246,960
ASML Holding NV	14,652	9,765,705
ASR Nederland NV	45,468	1,965,172
Common Stocks (continued)
Issuer	Shares	Value ($)
Ferrari NV	5,605	1,206,813
Heineken Holding NV	75,899	6,198,599
IMCD NV	111,114	18,049,509
ING Groep NV	557,569	6,511,572
Iveco Group NV(a)	11,353	94,771
Just Eat Takeaway.com NV(a)	59,698	2,412,239
Koninklijke Ahold Delhaize NV	50,148	1,542,666
Koninklijke Philips NV	160,389	5,478,677
NN Group NV	97,933	4,700,288
NN Group NV, ADR	11,178	266,148
NSI NV	11,208	445,825
Ordina NV	2,554	12,422
Prosus NV(a)	92,309	5,730,694
Randstad NV	71,204	4,852,461
Stellantis NV	371,333	6,772,661
Stellantis NV	80,083	1,455,260
STMicroelectronics NV, Registered Shares	63,905	2,704,460
Wolters Kluwer NV	59,592	6,071,819
Wolters Kluwer NV, ADR	2,400	243,072
Total		159,204,073
Norway 0.7%
Aker Carbon Capture ASA(a)	3,716,688	7,157,355
Borregaard ASA	1,797	39,736
Equinor ASA	31,673	995,657
Equinor ASA, ADR	96,750	3,043,755
Norsk Hydro ASA	159,553	1,515,130
SpareBank 1 SMN	9,017	149,005
Yara International ASA	115,709	5,893,049
Total		18,793,687
Pakistan 0.0%
Meezan Bank Ltd.	88,903	69,934
United Bank Ltd.	145,566	121,714
Total		191,648
Panama 0.3%
Copa Holdings SA, Class A(a)	88,664	7,522,254
Peru 0.1%
Credicorp Ltd.	19,212	2,905,815

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Portugal 0.0%
Jeronimo Martins SGPS SA	14,252	310,718
Sonae SGPS SA	361,654	393,651
Total		704,369
Russian Federation 0.2%
Gazprom PJSC(c),(d)	979,710	1,251,699
Gazprom PJSC, ADR	133,745	353,826
Lukoil PJSC(c),(d)	28,413	657,497
Lukoil PJSC, ADR	2,838	53,232
Magnit PJSC GDR(b)	328,702	521,696
MMC Norilsk Nickel PJSC, ADR	203,595	2,795,426
Rosneft Oil Co. PJSC(c),(d)	563,548	678,256
Sberbank of Russia PJSC(c),(d)	436,630	175,060
Total		6,486,692
South Africa 0.5%
Discovery Ltd.(a)	1,259,637	12,899,993
South Korea 3.4%
Coupang, Inc.(a)	266,779	7,074,979
Hana Financial Group, Inc.	44,584	1,811,353
NAVER Corp.	17,998	4,795,701
Samsung Electronics Co., Ltd.	717,979	43,260,676
Samsung Electronics Co., Ltd. GDR	14,188	21,284,558
SK Hynix, Inc.	121,800	12,698,201
Total		90,925,468
Spain 3.5%
Aena SME SA(a)	112,782	18,406,616
Amadeus IT Group SA, Class A(a)	662,500	43,709,520
Banco Bilbao Vizcaya Argentaria SA	1,236,932	7,339,618
CaixaBank SA	5,445,745	17,887,008
Grifols SA ADR	119,287	1,474,387
Mapfre SA	241,000	473,079
Repsol SA	317,486	4,119,713
Repsol SA, ADR	4,279	55,820
Telefonica SA	123,370	589,205
Total		94,054,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.7%
ASSA ABLOY AB, Class B	161,782	4,246,408
Atlas Copco AB, Class B	368,030	16,629,515
Atrium Ljungberg AB, Class B	11,457	239,865
Billerudkorsnas AB	38,390	538,488
Boliden AB	20,256	900,996
Collector AB(a)	26,039	86,974
Coor Service Management Holding AB	3,614	27,539
Epiroc AB, Class B	743,562	12,053,425
EQT AB	20,465	684,964
Getinge AB, Series CPO	12,470	484,017
Hufvudstaden AB	19,613	260,045
Industrivarden AB, Class A	15,561	429,716
Industrivarden AB, Class C	65,112	1,764,845
Intrum Justitia AB	5,392	137,875
Investor AB, Class A	212,503	4,698,972
Investor AB, Class B	267,426	5,445,455
L E Lundbergforetagen AB, Class B	11,326	546,902
Lundin Energy AB	55,929	2,063,728
New Wave Group AB, Class B	20,891	315,887
Securitas AB	57,035	690,516
Skandinaviska Enskilda Banken AB, Class A	48,894	563,277
Svenska Handelsbanken AB, Class A	337,736	3,210,794
Swedbank AB, Class A	878,260	14,190,118
Telefonaktiebolaget LM Ericsson, ADR	122,156	1,133,608
Telefonaktiebolaget LM Ericsson, Class B	76,685	705,648
Total		72,049,577
Switzerland 9.1%
ABB Ltd.	92,445	3,123,986
ABB Ltd., ADR	212,806	7,167,306
Adecco Group AG, Registered Shares, ADR	800	18,756
Belimo Holding AG, Registered Shares	84	44,521
Bellevue Group AG	115	5,048
Bobst Group SA, Registered Shares(a)	3,565	324,377
Cie Financiere Richemont SA, Class A, Registered Shares	200,362	26,829,786
Coca-Cola HBC AG	36,685	932,039
Credit Suisse Group AG, Registered Shares	1,591,594	13,332,954
Geberit AG	3,181	2,080,939

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Georg Fischer AG, Registered Shares	202	248,527
Holcim Ltd., ADR(a)	16,360	162,046
Kuehne & Nagel International AG	43,095	11,752,666
Nestlé SA, Registered Shares	180,301	23,492,453
Novartis AG, ADR	27,583	2,412,409
Novartis AG, Registered Shares	507,369	44,593,403
Orior AG	2,320	212,170
Partners Group Holding AG	1,133	1,531,577
Roche Holding AG, ADR	18,290	863,105
Roche Holding AG, Genusschein Shares	107,367	40,663,493
Schindler Holding AG, Registered Shares	1,011	226,617
SGS SA, Registered Shares	183	523,627
Swatch Group AG (The), ADR	11,100	170,496
Swatch Group AG (The), Registered Shares	3,882	229,980
Swiss Life Holding AG, Registered Shares	2,286	1,394,866
Swiss Re AG	116,463	11,128,706
Swiss Re AG, ADR	1,400	33,362
Swisscom AG	7,416	4,442,274
Temenos AG	116,584	11,718,384
Vontobel Holding AG, Registered Shares	11,394	899,713
V-ZUG Holding AG(a)	290	33,262
Wizz Air Holdings PLC(a)	104,993	4,728,067
Zurich Insurance Group AG	64,827	29,755,338
Zurich Insurance Group AG, ADR	2,700	123,187
Total		245,199,440
Taiwan 1.5%
Evergreen Marine Corp. Taiwan Ltd.	327,000	1,717,815
Sea Ltd. ADR(a)	57,554	8,379,863
Taiwan Semiconductor Manufacturing Co., Ltd.	1,480,400	31,827,946
Total		41,925,624
Turkey 0.2%
KOC Holding AS	491,456	1,123,510
Turk Hava Yollari AO(a)	2,573,508	4,763,879
Total		5,887,389
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 15.2%
3i Group PLC	80,705	1,437,688
Anglo American PLC	166,636	8,458,734
Anglo American PLC, ADR	13,503	345,474
AstraZeneca PLC	190,320	23,132,702
AstraZeneca PLC, ADR	81,571	4,966,043
Atlassian Corp. PLC, Class A(a)	3,984	1,217,989
Barclays Bank PLC	5,236,688	12,796,167
BP PLC	6,856,186	33,417,847
BP PLC, ADR	406,956	11,887,185
British American Tobacco PLC	440,460	19,304,002
British American Tobacco, ADR	360,804	15,961,969
Compass Group PLC	822,294	18,586,359
Diageo PLC, ADR	24,203	4,833,097
Experian PLC	328,880	12,847,520
GlaxoSmithKline PLC	610,832	12,738,369
GlaxoSmithKline PLC, ADR	280,197	11,729,046
Go-Ahead Group PLC (The)(a)	11,949	106,597
Hargreaves Lansdown PLC	526,955	7,986,644
Johnson Matthey PLC	8,422	211,641
Lookers PLC(a)	188,492	219,842
Paragon Banking Group PLC	70,260	473,063
Prudential PLC	2,155,853	32,593,205
Reckitt Benckiser Group PLC	204,334	17,302,415
RELX PLC	474,897	14,462,040
RELX PLC	286,714	8,756,054
Rio Tinto PLC	330,038	25,806,342
Rolls-Royce Holdings PLC(a)	28,240,838	38,957,156
Sage Group PLC (The)	5,108	47,920
Senior PLC(a)	106,634	199,787
Shell PLC	1,021,646	27,071,766
Shell PLC, ADR	361,480	18,937,937
SThree PLC	16,226	96,377
Unilever PLC	459,047	23,058,838
Vesuvius PLC	57,871	307,476
WPP PLC	31,414	441,834
Total		410,697,125

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 0.3%
Spotify Technology SA(a)	49,131	7,673,771
Total Common Stocks (Cost $2,458,240,237)		2,610,421,762

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares MSCI EAFE ETF	61,776	4,523,239
iShares MSCI Eurozone ETF	13,908	610,283
Total		5,133,522
Total Exchange-Traded Equity Funds (Cost $5,374,040)		5,133,522

Preferred Stocks 1.3%
Issuer	Shares	Value ($)
Brazil 0.2%
Petroleo Brasileiro SA	688,900	4,546,577
Germany 1.0%
BMW AG	10,202	825,016
Volkswagen AG	131,026	25,756,785
Total		26,581,801
South Korea 0.1%
Samsung Electronics Co., Ltd.	58,708	3,244,645
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Spain 0.0%
Grifols SA	20,579	254,080
Total Preferred Stocks (Cost $33,073,737)		34,627,103

Warrants 0.0%
Issuer	Shares	Value ($)
Switzerland 0.0%
Cie Financiere Richemont SA(a)	43,768	38,656
Total Warrants (Cost $11,703)		38,656

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(e),(f)	43,839,152	43,826,001
Total Money Market Funds (Cost $43,823,653)		43,826,001
Total Investments in Securities (Cost $2,540,523,370)		2,694,047,044
Other Assets & Liabilities, Net		8,823,888
Net Assets		$2,702,870,932

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $3,892,317, which represents 0.14% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $2,762,512, which represents 0.10% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	37,898,936	446,745,869	(440,820,641)	1,837	43,826,001	(10,909)	19,632	43,839,152
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	32,509,486	—	—	32,509,486
Australia	27,601,389	34,560,030	—	62,161,419
Austria	—	3,394,041	—	3,394,041
Belgium	—	10,521,901	—	10,521,901
Brazil	7,017,270	—	—	7,017,270
Canada	49,628,125	—	—	49,628,125
China	5,339,889	76,583,984	—	81,923,873
Denmark	6,366,222	60,156,353	—	66,522,575
Finland	3,815,631	20,505,823	—	24,321,454
France	15,185,694	203,953,187	—	219,138,881
Germany	9,452,070	212,947,056	—	222,399,126
Guernsey	—	16,683	—	16,683
Hong Kong	2,156,395	52,918,870	—	55,075,265
Indonesia	—	4,370,276	—	4,370,276
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Ireland	33,295,233	33,412,761	—	66,707,994
Israel	8,513,584	2,657,204	—	11,170,788
Italy	2,367,409	84,174,392	—	86,541,801
Japan	3,264,346	424,425,633	—	427,689,979
Jersey	—	157,954	—	157,954
Mexico	2,030,980	—	—	2,030,980
Netherlands	14,490,930	144,713,143	—	159,204,073
Norway	3,043,755	15,749,932	—	18,793,687
Pakistan	—	191,648	—	191,648
Panama	7,522,254	—	—	7,522,254
Peru	2,905,815	—	—	2,905,815
Portugal	—	704,369	—	704,369
Russian Federation	—	3,724,180	2,762,512	6,486,692
South Africa	—	12,899,993	—	12,899,993
South Korea	7,074,979	83,850,489	—	90,925,468
Spain	1,474,387	92,580,579	—	94,054,966
Sweden	1,133,608	70,915,969	—	72,049,577
Switzerland	9,579,715	235,619,725	—	245,199,440
Taiwan	8,379,863	33,545,761	—	41,925,624
Turkey	—	5,887,389	—	5,887,389
United Kingdom	69,533,266	341,163,859	—	410,697,125
United States	7,673,771	—	—	7,673,771
Total Common Stocks	341,356,066	2,266,303,184	2,762,512	2,610,421,762
Exchange-Traded Equity Funds	5,133,522	—	—	5,133,522
Preferred Stocks
Brazil	4,546,577	—	—	4,546,577
Germany	—	26,581,801	—	26,581,801
South Korea	—	3,244,645	—	3,244,645
Spain	—	254,080	—	254,080
Total Preferred Stocks	4,546,577	30,080,526	—	34,627,103
Warrants
Switzerland	—	38,656	—	38,656
Total Warrants	—	38,656	—	38,656
Money Market Funds	43,826,001	—	—	43,826,001
Total Investments in Securities	394,862,166	2,296,422,366	2,762,512	2,694,047,044
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,496,699,717)	$2,650,221,043
Affiliated issuers (cost $43,823,653)	43,826,001
Foreign currency (cost $296,145)	296,301
Receivable for:
Investments sold	15,983,211
Capital shares sold	3,547,343
Dividends	4,460,520
Foreign tax reclaims	5,908,414
Prepaid expenses	20,291
Trustees’ deferred compensation plan	60,417
Total assets	2,724,323,541
Liabilities
Due to custodian	12,163
Payable for:
Investments purchased	17,586,478
Capital shares purchased	3,247,571
Management services fees	175,196
Transfer agent fees	292,782
Compensation of board members	20,691
Compensation of chief compliance officer	95
Other expenses	57,216
Trustees’ deferred compensation plan	60,417
Total liabilities	21,452,609
Net assets applicable to outstanding capital stock	$2,702,870,932
Represented by
Paid in capital	2,560,111,366
Total distributable earnings (loss)	142,759,566
Total - representing net assets applicable to outstanding capital stock	$2,702,870,932
Institutional Class
Net assets	$2,702,868,172
Shares outstanding	244,317,494
Net asset value per share	$11.06
Institutional 3 Class
Net assets	$2,760
Shares outstanding	249
Net asset value per share	$11.08
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	17

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$23,538,485
Dividends — affiliated issuers	19,632
Interfund lending	84
Non-cash dividends - unaffiliated issuers	2,767,043
Foreign taxes withheld	(2,329,464)
Total income	23,995,780
Expenses:
Management services fees	10,457,835
Transfer agent fees
Institutional Class	1,779,558
Compensation of board members	21,523
Custodian fees	204,299
Printing and postage fees	103,812
Registration fees	50,036
Audit fees	22,737
Legal fees	16,984
Compensation of chief compliance officer	311
Other	66,542
Total expenses	12,723,637
Net investment income	11,272,143
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	33,335,631
Investments — affiliated issuers	(10,909)
Foreign currency translations	(267,701)
Net realized gain	33,057,021
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(331,622,004)
Investments — affiliated issuers	1,837
Foreign currency translations	(180,588)
Net change in unrealized appreciation (depreciation)	(331,800,755)
Net realized and unrealized loss	(298,743,734)
Net decrease in net assets resulting from operations	$(287,471,591)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment income	$11,272,143	$26,978,326
Net realized gain	33,057,021	202,751,890
Net change in unrealized appreciation (depreciation)	(331,800,755)	290,870,613
Net increase (decrease) in net assets resulting from operations	(287,471,591)	520,600,829
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(90,994,416)	(27,299,569)
Institutional 3 Class	(100)	(41)
Total distributions to shareholders	(90,994,516)	(27,299,610)
Increase (decrease) in net assets from capital stock activity	549,727,511	(6,961,645)
Total increase in net assets	171,261,404	486,339,574
Net assets at beginning of period	2,531,609,528	2,045,269,954
Net assets at end of period	$2,702,870,932	$2,531,609,528

	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Subscriptions	52,354,611	648,256,525	56,133,011	677,194,228
Distributions reinvested	7,919,444	90,994,416	2,373,876	27,299,569
Redemptions	(15,812,249)	(189,523,430)	(62,741,203)	(711,455,442)
Net increase (decrease)	44,461,806	549,727,511	(4,234,316)	(6,961,645)
Total net increase (decrease)	44,461,806	549,727,511	(4,234,316)	(6,961,645)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$12.67	0.05	(1.28)	(1.23)	(0.14)	(0.24)	(0.38)
Year Ended 8/31/2021	$10.02	0.15	2.65	2.80	(0.15)	—	(0.15)
Year Ended 8/31/2020	$9.06	0.11	1.10	1.21	(0.25)	—	(0.25)
Year Ended 8/31/2019	$9.67	0.23	(0.77)	(0.54)	(0.07)	—	(0.07)
Year Ended 8/31/2018(f)	$10.00	0.04	(0.37)	(0.33)	—	—	—
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$12.69	0.06	(1.27)	(1.21)	(0.16)	(0.24)	(0.40)
Year Ended 8/31/2021	$10.05	0.17	2.63	2.80	(0.16)	—	(0.16)
Year Ended 8/31/2020(g)	$10.04	0.10	(0.09)(h)	0.01	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Institutional Class shares commenced operations on May 17, 2018. Per share data and total return reflect activity from that date.
(g)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$11.06	(9.79%)	0.94%(c)	0.94%(c)	0.84%(c)	23%	$2,702,868
Year Ended 8/31/2021	$12.67	28.10%	0.99%(d)	0.99%(d)	1.24%	82%	$2,531,606
Year Ended 8/31/2020	$10.02	13.34%	1.00%(d),(e)	0.98%(d),(e)	1.22%	89%	$2,045,267
Year Ended 8/31/2019	$9.06	(5.53%)	1.02%(d)	1.02%(d)	2.54%	63%	$1,901,132
Year Ended 8/31/2018(f)	$9.67	(3.30%)	1.05%(c)	1.05%(c)	1.51%(c)	17%	$2,043,274
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$11.08	(9.64%)	0.80%(c)	0.78%(c)	1.06%(c)	23%	$3
Year Ended 8/31/2021	$12.69	28.07%	0.83%(d)	0.81%(d)	1.43%	82%	$3
Year Ended 8/31/2020(g)	$10.05	0.10%	0.86%(c),(d)	0.84%(c),(d)	1.57%(c)	89%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	21

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Multi-Manager International Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
22	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.78% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Arrowstreet Capital, Limited Partnership, Baillie Gifford Overseas Limited and Causeway Capital Management LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of the investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
24	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class. In addition, prior to January 1, 2022, Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.13
Institutional 3 Class	0.01
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2022 through December 31, 2022	Prior to January 1, 2022
Institutional Class	0.99	0.99
Institutional 3 Class	0.87	0.84
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to January 1, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,540,523,000	332,942,000	(179,418,000)	153,524,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,070,845,095 and $605,606,260, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
26	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	5,000,000	0.61	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe which are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
28	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At February 28, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. There were no items requiring adjustment of the financial statements and, other than as noted below, no items requiring additional disclosure.
On February 24, 2022, Russia began a large-scale invasion of Ukraine, and economic sanctions against Russia swiftly followed. Following regulatory concerns regarding these economic sanctions, a number of market exchanges halted trading in the stocks of Russia-based companies listed on their exchange. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund. Since the invasion, the value and liquidity of securities with exposure in Russia, Ukraine and Belarus have experienced significant declines.  At February 28, 2022, securities with exposure in these countries represented 0.2% of the Fund’s net assets. Effective March 3, 2022, the value of all equity securities with exposure in these countries represents their fair value as determined in good faith under procedures approved by the Board of Trustees.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or
Multi-Manager International Equity Strategies Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Multi-Manager International Equity Strategies Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager International Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR302_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Overseas SMA Completion Portfolio
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Overseas SMA Completion Portfolio (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investment-products/managed-accounts/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investment-products/managed-accounts/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investment-products/managed-accounts/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Overseas SMA Completion Portfolio  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
The Fund is intended to be used as part of a broader separately managed account (SMA) program. The objective of the Fund is intended to be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2019
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2019
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2022)
	Inception	6 Months cumulative	1 Year	Life
Overseas SMA Completion Portfolio	09/12/19	-10.22	-2.90	7.83
MSCI EAFE Value Index (Net)		-1.02	6.33	6.06
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investment-products/managed-accounts/ or calling 800.345.6611.
The Fund is only offered to SMA clients as described in the Fund’s prospectus. The Fund’s performance does not reflect any payments to SMA program sponsors or the Investment Manager of any applicable fees by clients in SMA programs and will differ from the performance of a participant’s overall SMA. For more information about your SMA’s performance, please contact your SMA program sponsor or financial intermediary.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free-float adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Overseas SMA Completion Portfolio | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2022)
Communication Services	7.0
Consumer Discretionary	5.5
Consumer Staples	13.1
Energy	6.3
Financials	25.8
Health Care	3.9
Industrials	21.6
Information Technology	9.3
Materials	0.9
Real Estate	3.2
Utilities	3.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2022)
Australia	0.3
Austria	1.1
Canada	2.8
China	0.3
Finland	0.9
France	3.9
Germany	5.3
Greece	1.5
Ireland	1.7
Israel	3.8
Japan	20.8
Netherlands	11.3
Norway	3.4
Singapore	6.2
South Korea	4.1
Spain	3.9
Sweden	1.5
Taiwan	4.1
United Kingdom	15.0
United States(a)	8.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Overseas SMA Completion Portfolio | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Overseas SMA Completion Portfolio	1,000.00	1,000.00	897.80	1,024.79	0.00	0.00	0.00
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Overseas SMA Completion Portfolio | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 85.4%
Issuer	Shares	Value ($)
Australia 0.3%
Ansell Ltd.	1,171	21,942
Austria 1.0%
Andritz AG	1,815	81,365
Canada 2.5%
Alimentation Couche-Tard, Inc.	5,147	202,022
China 0.3%
Guangdong Investment Ltd.	18,000	24,223
Finland 0.8%
UPM-Kymmene OYJ	1,838	63,509
France 3.5%
AtoS	926	32,899
Eiffage SA	2,441	248,650
Total		281,549
Germany 4.8%
Aroundtown SA	15,415	95,051
Duerr AG	5,624	202,542
KION Group AG	1,059	84,896
Total		382,489
Greece 1.4%
Piraeus Financial Holdings SA(a)	69,602	110,232
Ireland 1.5%
Amarin Corp. PLC, ADR(a)	1,355	4,485
Bank of Ireland Group PLC(a)	17,619	116,907
Total		121,392
Israel 3.4%
Bank Hapoalim BM	8,530	90,405
Bezeq Israeli Telecommunication Corp., Ltd.(a)	112,343	184,441
Total		274,846
Japan 18.5%
Dai-ichi Life Holdings, Inc.	9,300	193,144
Daiwabo Holdings Co., Ltd.	15,000	232,191
Invincible Investment Corp.	221	75,787
Kinden Corp.	9,300	131,898
Koito Manufacturing Co., Ltd.	3,000	155,169
Common Stocks (continued)
Issuer	Shares	Value ($)
MatsukiyoCocokara & Co.	8,900	343,114
Ship Healthcare Holdings, Inc.	9,400	187,112
Simplex Holdings, Inc.(a)	2,400	34,456
Starts Corp., Inc.	2,200	49,720
Takuma Co., Ltd.	6,500	82,607
Total		1,485,198
Netherlands 10.0%
ABN AMRO Bank NV	14,440	192,156
ASR Nederland NV	9,118	394,089
Signify NV	4,324	221,189
Total		807,434
Norway 3.0%
Leroy Seafood Group ASA	27,910	243,665
Singapore 5.5%
BW LPG Ltd.	17,497	104,268
Venture Corp., Ltd.	25,900	337,850
Total		442,118
South Korea 3.6%
GS Retail Co., Ltd.	5,249	116,724
Hyundai Home Shopping Network Corp.	986	47,943
Youngone Corp.	3,542	125,968
Total		290,635
Spain 3.4%
ACS Actividades de Construccion y Servicios SA	1,436	34,896
Endesa SA	9,453	207,790
Tecnicas Reunidas SA(a)	4,090	33,434
Total		276,120
Sweden 1.1%
Stillfront Group AB(a)	28,313	92,133
Taiwan 3.7%
Fubon Financial Holding Co., Ltd.	109,900	296,737
United Kingdom 13.3%
BT Group PLC	77,009	192,145
Crest Nicholson Holdings PLC	11,786	48,373
DCC PLC	4,176	327,705
John Wood Group PLC(a)	18,355	44,521
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Overseas SMA Completion Portfolio | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Just Group PLC(a)	192,539	216,170
Royal Mail PLC	13,812	72,590
TP Icap Group PLC	104,805	168,574
Total		1,070,078
United States 3.8%
Aerie Pharmaceuticals, Inc.(a)	960	7,968
Diversified Energy Co. PLC	158,478	250,866
Insmed, Inc.(a)	1,498	35,802
Quotient Ltd.(a)	2,267	3,174
Sage Therapeutics, Inc.(a)	181	6,583
Total		304,393
Total Common Stocks (Cost $6,700,951)		6,872,080

Rights 0.2%
Issuer	Shares	Value ($)
Sweden 0.2%
Stillfront Group AB(a)	28,313	12,396
Total Rights (Cost $—)		12,396

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(b),(c)	272,301	272,219
Total Money Market Funds (Cost $272,226)		272,219
Total Investments in Securities (Cost $6,973,177)		7,156,695
Other Assets & Liabilities, Net		888,635
Net Assets		$8,045,330

At February 28, 2022, securities and/or cash totaling $9,480 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	2	03/2022	USD	215,980	—	(10,690)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	228,563	1,093,827	(1,050,164)	(7)	272,219	(46)	84	272,301
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	21,942	—	21,942
Austria	—	81,365	—	81,365
Canada	202,022	—	—	202,022
China	—	24,223	—	24,223
Finland	—	63,509	—	63,509
France	—	281,549	—	281,549
Germany	—	382,489	—	382,489
Greece	—	110,232	—	110,232
Ireland	4,485	116,907	—	121,392
Israel	—	274,846	—	274,846
Japan	—	1,485,198	—	1,485,198
Netherlands	—	807,434	—	807,434
Norway	—	243,665	—	243,665
Singapore	—	442,118	—	442,118
South Korea	—	290,635	—	290,635
Spain	—	276,120	—	276,120
Sweden	—	92,133	—	92,133
Taiwan	—	296,737	—	296,737
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Overseas SMA Completion Portfolio | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	—	1,070,078	—	1,070,078
United States	53,527	250,866	—	304,393
Total Common Stocks	260,034	6,612,046	—	6,872,080
Rights
Sweden	—	12,396	—	12,396
Total Rights	—	12,396	—	12,396
Money Market Funds	272,219	—	—	272,219
Total Investments in Securities	532,253	6,624,442	—	7,156,695
Investments in Derivatives
Liability
Futures Contracts	(10,690)	—	—	(10,690)
Total	521,563	6,624,442	—	7,146,005
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio | Semiannual Report 2022	9

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,700,951)	$6,884,476
Affiliated issuers (cost $272,226)	272,219
Margin deposits on:
Futures contracts	9,480
Receivable for:
Capital shares sold	898,317
Dividends	7,353
Foreign tax reclaims	8,415
Expense reimbursement due from Investment Manager	828
Prepaid expenses	1,174
Trustees’ deferred compensation plan	8,519
Other assets	218
Total assets	8,090,999
Liabilities
Payable for:
Variation margin for futures contracts	4,180
Transfer agent fees	1
Compensation of board members	8,669
Audit fees	14,628
State registration fees	6,332
Other expenses	3,340
Trustees’ deferred compensation plan	8,519
Total liabilities	45,669
Net assets applicable to outstanding capital stock	$8,045,330
Represented by
Paid in capital	7,815,365
Total distributable earnings (loss)	229,965
Total - representing net assets applicable to outstanding capital stock	$8,045,330
Shares outstanding	612,858
Net asset value per share	13.13
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Overseas SMA Completion Portfolio | Semiannual Report 2022

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$75,773
Dividends — affiliated issuers	84
Foreign taxes withheld	(9,670)
Total income	66,187
Expenses:
Transfer agent fees	185
Compensation of board members	8,045
Custodian fees	3,030
Printing and postage fees	2,936
Registration fees	16,510
Audit fees	14,628
Legal fees	5,181
Compensation of chief compliance officer	1
Other	2,221
Total expenses	52,737
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(52,737)
Total net expenses	—
Net investment income	66,187
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	208,309
Investments — affiliated issuers	(46)
Foreign currency translations	(1,228)
Futures contracts	(17,582)
Net realized gain	189,453
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,071,651)
Investments — affiliated issuers	(7)
Foreign currency translations	(396)
Futures contracts	(10,669)
Net change in unrealized appreciation (depreciation)	(1,082,723)
Net realized and unrealized loss	(893,270)
Net decrease in net assets resulting from operations	$(827,083)
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment income	$66,187	$181,880
Net realized gain	189,453	148,546
Net change in unrealized appreciation (depreciation)	(1,082,723)	1,249,834
Net increase (decrease) in net assets resulting from operations	(827,083)	1,580,260
Distributions to shareholders
Net investment income and net realized gains	(487,293)	(62,050)
Total distributions to shareholders	(487,293)	(62,050)
Increase in net assets from capital stock activity	1,337,471	4,207,749
Total increase in net assets	23,095	5,725,959
Net assets at beginning of period	8,022,235	2,296,276
Net assets at end of period	$8,045,330	$8,022,235

	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	95,431	1,299,932	356,043	4,682,391
Distributions reinvested	36,122	487,293	4,533	62,050
Redemptions	(31,455)	(449,754)	(37,007)	(536,692)
Total net increase	100,098	1,337,471	323,569	4,207,749
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Overseas SMA Completion Portfolio | Semiannual Report 2022

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31,
		2021	2020 (a)
Per share data
Net asset value, beginning of period	$15.65	$12.14	$12.00
Income from investment operations:
Net investment income	0.12	0.41	0.31
Net realized and unrealized gain (loss)	(1.69)	3.30	0.01
Total from investment operations	(1.57)	3.71	0.32
Less distributions to shareholders from:
Net investment income	(0.51)	(0.19)	(0.18)
Net realized gains	(0.44)	(0.01)	—
Total distributions to shareholders	(0.95)	(0.20)	(0.18)
Net asset value, end of period	$13.13	$15.65	$12.14
Total return	(10.22%)	30.77%	2.57%
Ratios to average net assets
Total gross expenses(b)	1.38%(c)	1.73%	5.92%(c)
Total net expenses(b),(d)	0.00%(c),(e)	0.00%(e)	0.00%(c),(e)
Net investment income	1.74%(c)	2.81%	2.79%(c)
Supplemental data
Portfolio turnover	17%	33%	47%
Net assets, end of period (in thousands)	$8,045	$8,022	$2,296

Notes to Financial Highlights
(a)	The Fund commenced operations on September 12, 2019. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio | Semiannual Report 2022	13

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Overseas SMA Completion Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Shares of the Fund may only be purchased and held by or on behalf of separately managed account (SMA) clients.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
14	Overseas SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
Overseas SMA Completion Portfolio | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
16	Overseas SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	10,690*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(17,582)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(10,669)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	163,878

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Overseas SMA Completion Portfolio | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18	Overseas SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund does not pay a management fee to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). However, Fund shares may only be purchased and held by or on behalf of SMAs where the Investment Manager has an agreement with the SMA program sponsor (the Program Sponsor), or directly with the SMA client, to provide investment management services to the Program Sponsor or the SMA. SMAs pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was 0.00%.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Overseas SMA Completion Portfolio | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2022, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.00% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
6,973,000	810,000	(637,000)	173,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,253,793 and $1,267,696, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
20	Overseas SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
Note 9. Significant risks
Completion funds risk
Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which the Investment Manager serves as investment adviser, including funds with names, investment objectives and policies similar to the Fund. This may be attributable to a wide variety of factors, including, but not limited to, the use of a differentiated investment strategy. The Fund is intended to be used as part of a broader SMA program. The performance and objectives of the Fund should be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment. Please contact your SMA program sponsor or financial intermediary for more information.
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are
Overseas SMA Completion Portfolio | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe which are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
22	Overseas SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At February 28, 2022, one unaffiliated shareholder of record owned 66.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 33.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a
Overseas SMA Completion Portfolio | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Overseas SMA Completion Portfolio | Semiannual Report 2022

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Overseas SMA Completion Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investment-products/managed-accounts/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investment-products/managed-accounts/
SAR307_08_M01_(04/22)

SemiAnnual Report
February 28, 2022
Multisector Bond SMA Completion Portfolio
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Multisector Bond SMA Completion Portfolio (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investment-products/managed-accounts/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investment-products/managed-accounts/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investment-products/managed-accounts/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multisector Bond SMA Completion Portfolio  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
The Fund is intended to be used as part of a broader separately managed account (SMA) program. The objective of the Fund is intended to be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment.
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Callan
Portfolio Manager
Managed Fund since 2019
Alexandre (Alex) Christensen, CFA
Portfolio Manager
Managed Fund since March 2021
Average annual total returns (%) (for the period ended February 28, 2022)
	Inception	6 Months cumulative	1 Year	Life
Multisector Bond SMA Completion Portfolio	10/29/19	-1.32	0.10	2.62
Bloomberg U.S. Aggregate Bond Index		-4.07	-2.64	1.28
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investment-products/managed-accounts/ or calling 800.345.6611.
The Fund is only offered to SMA clients as described in the Fund’s prospectus. The Fund’s performance does not reflect any payments to SMA program sponsors or the Investment Manager of any applicable fees by clients in SMA programs and will differ from the performance of a participant’s overall SMA. For more information about your SMA’s performance, please contact your SMA program sponsor or financial intermediary.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. Effective August 24, 2021, the Bloomberg Barclays U.S. Aggregate Bond Index was re-branded as the Bloomberg U.S. Aggregate Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2022)
Asset-Backed Securities — Non-Agency	13.9
Commercial Mortgage-Backed Securities - Non-Agency	2.9
Corporate Bonds & Notes	11.9
Money Market Funds	48.9
Residential Mortgage-Backed Securities - Agency	2.0
Residential Mortgage-Backed Securities - Non-Agency	20.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at February 28, 2022)
AAA rating	4.9
AA rating	4.1
A rating	3.7
BBB rating	3.3
BB rating	34.3
B rating	4.1
Not rated	45.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Fund at a Glance   (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2022)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	110.2	(10.2)	100.0
Total Notional Market Value of Derivative Contracts	110.2	(10.2)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Multisector Bond SMA Completion Portfolio	1,000.00	1,000.00	986.80	1,024.79	0.00	0.00	0.00
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
6	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 13.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	6.353%	400,000	392,731
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	87,159	87,472
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	31,496	31,542
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.004%	500,000	498,175
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2021-3 Class C
05/15/2029	3.270%	500,000	485,788
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	500,000	489,895
Upstart Pass-Through Trust(a)
Series 2021-ST8 Class A
10/20/2029	1.750%	443,660	434,879
Series 2021-ST9 Class A
11/20/2029	1.700%	462,078	452,962
Upstart Securitization Trust(a)
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	460,000	442,466
Total Asset-Backed Securities — Non-Agency (Cost $3,384,496)			3,315,910

Commercial Mortgage-Backed Securities - Non-Agency 2.8%

Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.932%	500,000	497,191
Progress Residential Trust(a)
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	200,000	198,714
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $703,217)			695,905

Corporate Bonds & Notes 11.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.3%
Videotron Ltd.(a)
06/15/2029	3.625%	350,000	333,035
Consumer Products 0.9%
Mattel, Inc.
10/01/2040	6.200%	198,000	235,417
Electric 1.3%
NRG Energy, Inc.(a)
02/15/2031	3.625%	350,000	322,122
Food and Beverage 1.0%
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	57,000	55,086
03/01/2032	3.500%	199,000	183,149
Total			238,235
Healthcare Insurance 1.3%
Centene Corp.
08/01/2031	2.625%	350,000	322,935
Home Construction 1.3%
Meritage Homes Corp.(a)
04/15/2029	3.875%	343,000	336,226
Independent Energy 2.7%
EQT Corp.(a)
05/15/2031	3.625%	81,000	79,091
Occidental Petroleum Corp.
09/15/2036	6.450%	500,000	587,721
Total			666,812
Metals and Mining 1.6%
Freeport-McMoRan, Inc.
03/15/2043	5.450%	350,000	402,364
Total Corporate Bonds & Notes (Cost $3,045,031)			2,857,146

Residential Mortgage-Backed Securities - Agency 1.9%

Government National Mortgage Association(c)
CMO Series 2020-127 Class AI
08/20/2050	3.000%	1,629,294	207,347
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,723,438	271,862
Total Residential Mortgage-Backed Securities - Agency (Cost $478,923)			479,209

The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 19.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.787%	436,059	438,063
COLT Mortgage Loan Trust(a),(d)
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	500,000	480,017
CSMC Trust(a),(d)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	386,498	379,942
Homeward Opportunities Fund I Trust(a),(d)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	400,000	401,691
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	446,278	446,278
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	463,568	455,123
PRKCM Trust(a),(d)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	468,838	450,893
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	407,806	402,906
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	4.687%	500,000	499,512
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	472,290	458,649
Verus Securitization Trust(a),(d)
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	500,000	468,183
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $5,005,775)			4,881,257

Money Market Funds 46.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(e),(f)	11,724,572	11,721,054
Total Money Market Funds (Cost $11,721,757)		11,721,054
Total Investments in Securities (Cost: $24,339,199)		23,950,481
Other Assets & Liabilities, Net		1,164,320
Net Assets		25,114,801

At February 28, 2022, securities and/or cash totaling $1,243,260 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	10	06/2022	USD	1,274,375	13,109	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	(7)	06/2022	USD	(1,301,563)	—	(22,545)

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 36	Morgan Stanley	12/20/2026	1.000	Quarterly	2.923	USD	4,000,000	(194,556)	—	—	—	(194,556)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.635	USD	8,800,000	(176,794)	—	—	—	(176,794)
Total								(371,350)	—	—	—	(371,350)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $10,201,781, which represents 40.62% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2022.
(c)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2022.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	11,277,531	21,339,464	(20,895,164)	(777)	11,721,054	(1,173)	4,081	11,724,572
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	9

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	3,315,910	—	3,315,910
Commercial Mortgage-Backed Securities - Non-Agency	—	695,905	—	695,905
Corporate Bonds & Notes	—	2,857,146	—	2,857,146
Residential Mortgage-Backed Securities - Agency	—	479,209	—	479,209
Residential Mortgage-Backed Securities - Non-Agency	—	4,881,257	—	4,881,257
Money Market Funds	11,721,054	—	—	11,721,054
Total Investments in Securities	11,721,054	12,229,427	—	23,950,481
Investments in Derivatives
Asset
Futures Contracts	13,109	—	—	13,109
Liability
Futures Contracts	(22,545)	—	—	(22,545)
Swap Contracts	—	(371,350)	—	(371,350)
Total	11,711,618	11,858,077	—	23,569,695
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $12,617,442)	$12,229,427
Affiliated issuers (cost $11,721,757)	11,721,054
Margin deposits on:
Futures contracts	45,650
Swap contracts	1,197,610
Receivable for:
Dividends	1,118
Interest	67,079
Variation margin for futures contracts	12,656
Expense reimbursement due from Investment Manager	1,123
Prepaid expenses	1,130
Trustees’ deferred compensation plan	7,206
Other assets	1,037
Total assets	25,285,090
Liabilities
Payable for:
Capital shares purchased	13,665
Variation margin for futures contracts	26,469
Variation margin for swap contracts	83,991
Compensation of board members	8,371
Compensation of chief compliance officer	1
Audit fees	19,588
Other expenses	10,998
Trustees’ deferred compensation plan	7,206
Total liabilities	170,289
Net assets applicable to outstanding capital stock	$25,114,801
Represented by
Paid in capital	25,558,611
Total distributable earnings (loss)	(443,810)
Total - representing net assets applicable to outstanding capital stock	$25,114,801
Shares outstanding	2,030,990
Net asset value per share	12.37
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	11

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$4,081
Interest	158,877
Total income	162,958
Expenses:
Transfer agent fees	599
Compensation of board members	8,351
Custodian fees	7,648
Printing and postage fees	4,165
Registration fees	21,249
Audit fees	19,588
Legal fees	5,245
Interest on collateral	1,338
Compensation of chief compliance officer	3
Other	2,238
Total expenses	70,424
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(70,424)
Total net expenses	—
Net investment income	162,958
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,346)
Investments — affiliated issuers	(1,173)
Futures contracts	275,288
Swap contracts	199,036
Net realized gain	460,805
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(401,581)
Investments — affiliated issuers	(777)
Futures contracts	(5,333)
Swap contracts	(543,397)
Net change in unrealized appreciation (depreciation)	(951,088)
Net realized and unrealized loss	(490,283)
Net decrease in net assets resulting from operations	$(327,325)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment income	$162,958	$13,000
Net realized gain	460,805	199,879
Net change in unrealized appreciation (depreciation)	(951,088)	69,758
Net increase (decrease) in net assets resulting from operations	(327,325)	282,637
Distributions to shareholders
Net investment income and net realized gains	(340,893)	(12,008)
Total distributions to shareholders	(340,893)	(12,008)
Increase in net assets from capital stock activity	3,503,026	19,955,165
Total increase in net assets	2,834,808	20,225,794
Net assets at beginning of period	22,279,993	2,054,199
Net assets at end of period	$25,114,801	$22,279,993

	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	813,780	10,221,098	1,575,408	19,946,888
Distributions reinvested	27,240	340,893	656	8,277
Redemptions	(561,187)	(7,058,965)	—	—
Total net increase	279,833	3,503,026	1,576,064	19,955,165
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31,
		2021	2020 (a)
Per share data
Net asset value, beginning of period	$12.72	$11.73	$12.00
Income from investment operations:
Net investment income	0.09	0.05	0.12
Net realized and unrealized gain (loss)	(0.26)	0.99	(0.26)
Total from investment operations	(0.17)	1.04	(0.14)
Less distributions to shareholders from:
Net investment income	(0.09)	(0.05)	(0.13)
Net realized gains	(0.09)	—	—
Total distributions to shareholders	(0.18)	(0.05)	(0.13)
Net asset value, end of period	$12.37	$12.72	$11.73
Total return	(1.32%)	8.91%	(1.16%)
Ratios to average net assets
Total gross expenses(b)	0.61%(c),(d)	3.72%(d)	5.21%(c)
Total net expenses(b),(e)	0.00%(c)	0.00%(d),(f)	0.00%(c)
Net investment income	1.42%(c)	0.37%	1.28%(c)
Supplemental data
Portfolio turnover	10%	15%	0%
Net assets, end of period (in thousands)	$25,115	$22,280	$2,054

Notes to Financial Highlights
(a)	The Fund commenced operations on October 29, 2019. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	2/28/2022	8/31/2021
No Class	0.01%	less than 0.01%

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Multisector Bond SMA Completion Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Shares of the Fund may only be purchased and held by or on behalf of separately managed account (SMA) clients.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a
16	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
18	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	13,109*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	371,350*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	22,545*
Total		393,895

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	199,036	199,036
Interest rate risk	275,288	—	275,288
Total	275,288	199,036	474,324

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(543,397)	(543,397)
Interest rate risk	(5,333)	—	(5,333)
Total	(5,333)	(543,397)	(548,730)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	637,188
Futures contracts — short	7,849,688
Credit default swap contracts — sell protection	12,900,000

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2022.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
20	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2022:
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	83,991
Total financial and derivative net assets	(83,991)
Total collateral received (pledged) (b)	(83,991)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund does not pay a management fee to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). However, Fund shares may only be purchased and held by or on behalf of SMAs where the Investment Manager has an agreement with the SMA program sponsor (the Program Sponsor), or directly with the SMA client, to provide investment management services to the Program Sponsor or the SMA. SMAs pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
22	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was 0.01%.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2022, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.00% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
24,339,000	32,000	(801,000)	(769,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $12,760,437 and $939,978, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
Note 9. Significant risks
Completion funds risk
Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which the Investment Manager serves as investment adviser, including funds with names, investment objectives and policies similar to the Fund. This may be attributable to a wide variety of factors, including, but not limited to, the use of a differentiated investment strategy. The Fund is intended to be used as part of a broader SMA program. The performance and objectives of the Fund should be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment. Please contact your SMA program sponsor or financial intermediary for more information.
24	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the
26	Multisector Bond SMA Completion Portfolio | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At February 28, 2022, one unaffiliated shareholder of record owned 91.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2022	27

Multisector Bond SMA Completion Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investment-products/managed-accounts/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investment-products/managed-accounts/
SAR308_08_M01_(04/22)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	April 21, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	April 21, 2022
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	April 21, 2022